                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570
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                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811 - 02729

                          Short-Term Investments Trust
               (Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas                              77046
  (Address of principal executive offices)                            (Zip code)

                                Karen Dunn-Kelley
               11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626 - 1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/06

Item 1. Reports to Stockholders.

                                                          CASH MANAGEMENT CLASS
                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                   Government & Agency Portfolio
                                                              Treasury Portfolio
                                               Government TaxAdvantage Portfolio

                                                                 AUGUST 31, 2006
                                                                   ANNUAL REPORT


                                           [COVER IMAGE]


ANNUAL

=======================================================
INSIDE THIS REPORT

Letter to Shareholders................................1

Fund Data.............................................2

Fund Objectives and Strategies........................2

Fund Composition by Maturity..........................3

Letter from Independent
Chairman of Board of Trustees.........................4

Calculating Your Ongoing Fund Expenses................5

Approval of Investment Advisory Agreement.............6

Financial Pages:
  Liquid Assets......................................10
  STIC Prime.........................................31
  Government & Agency................................44
  Treasury...........................................54
  Government TaxAdvantage............................64

Auditor's Report.....................................74

Tax Disclosures......................................75

Trustees and Officers................................77
=======================================================

[YOUR GOALS. OUR SOLUTIONS.]        [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--               --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Cash Management Class of Short-Term Investments Trust, part of AIM Cash Management, for the fiscal year ended August 31, 2006. Thank you for investing with us.

     [KELLEY             Through a combination of short-term cash management
      PHOTO] vehicles and selective use of a longer maturity schedule for higher yields, each Fund continued to provide competitive returns. Each Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

KAREN DUNN KELLEY        Each Fund also continued to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

                    MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                    The economy continued to expand throughout the fiscal year, albeit unevenly. U.S. Gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 4.2% in the third quarter of 2005, slowing to 1.8% in the fourth quarter--reflecting the effects of widespread hurricane damage along the U.S. Gulf Coast. GDP snapped back in the first quarter of 2006, rising at an exceptionally strong annualized rate of 5.6% before slowing to 2.6% in the second quarter.

                         In response to robust economic expansion and increasing
                    inflation pressures, the U.S. Federal Reserve Board (the
                    Fed) continued its two-year tightening campaign. In seven separate, 25 basis point (0.25%) moves, the Fed raised the federal funds target rate from 3.50% at the beginning of the fiscal year to 5.25% at its close. The Fed halted its tightening campaign in early August 2006, when it voted to keep the federal funds target rate unchanged.

                         Increases in this influential interest rate are
                    reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities. Yields for your Fund appear on page 2 of this report. At the close of the fiscal year, there was widespread uncertainty about the direction of the U.S. economy. That was among the reasons that the Treasury yield curve was slightly inverted, with three-month Treasury securities yielding 5.04% and 30-year Treasury bonds yielding 4.88%.

                    IN CONCLUSION

                    At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Short-Term Investments Trust. Bob, who was one of the three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation as being one of the most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Short-Term Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

                         All of us at AIM Investments are committed to the goals
                    of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

                    Sincerely,

                    /s/ KAREN DUNN KELLEY
                    ----------------------------------
                    Karen Dunn Kelley
                    President, Fund Management Company

                    October 18, 2006

                    THE VIEWS AND OPINIONS EXPRESSED IN THIS LETTER ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

SHORT-TERM INVESTMENTS TRUST


====================================================================================================================================
FUND DATA

  CASH MANAGEMENT CLASS DATA AS OF 8/31/06

  FUND                                        YIELDS                 WEIGHTED AVERAGE MATURITY             NET ASSETS
                                        7-DAY        MONTHLY       RANGE DURING         AT FISCAL
                                      SEC YIELD       YIELD         FISCAL YEAR         YEAR-END

  Liquid Assets                          5.15%        5.14%         21-40 days           40 days          $  2.71 billion

  STIC Prime                             5.20         5.19          10-22 days           17 days             1.37 billion

  Government & Agency                    5.08         5.06          20-42 days           29 days           656.35 million

  Treasury                               5.02         5.00          11-44 days           11 days             1.35 billion

  Government TaxAdvantage                5.01         4.96          13-45 days           31 days            32.25 million


  Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
  Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

====================================================================================================================================

====================================================================================================================================
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                                 TREASURY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a                      Treasury Portfolio seeks to maximize current income
level of current income as is consistent with the                       consistent with the preservation of capital and the
preservation of capital and liquidity.                                  maintenance of liquidity.

     The Fund invests primarily in short-term money                          The Fund invests in direct obligations of the U.S.
market instruments that blend top-tier, high quality                    Treasury and repurchase agreements backed by Treasury
U.S. dollar-denominated obligations, which include                      obligations. Securities purchased by the Fund have
commercial paper, certificates of deposit, master and                   maturities of 397 days or less.
promissory notes, municipal securities and repurchase
agreements.                                                             GOVERNMENT TAXADVANTAGE PORTFOLIO

STIC PRIME PORTFOLIO                                                    Government TaxAdvantage Portfolio seeks to maximize
                                                                        current income consistent with the preservation of
STIC Prime Portfolio seeks to maximize current income                   capital and the maintenance of liquidity.
consistent with the preservation of capital and the
maintenance of liquidity.                                                    The Fund may invest in direct obligations of the
                                                                        U.S. Treasury and in U.S. government agency securities
     The Fund invests in high quality U.S.                              with maturities of 397 days or less. This is intended
dollar-denominated commercial paper and other                           to provide shareholders with dividends exempt from
commercial instruments with maturities of 60 days or                    state and local income taxes in some jurisdictions.
less, including certificates of deposit, repurchase                     Investors residing in states with state income tax may
agreements and master notes.                                            find it more profitable to invest in this Fund than in
                                                                        a fund not designed to comply with state tax
GOVERNMENT & AGENCY PORTFOLIO                                           considerations. This does not constitute tax advice.
                                                                        Please consult your tax advisor for your particular
Government & Agency Portfolio seeks to maximize current                 situation.
income consistent with the preservation of capital and
the maintenance of liquidity.

     The Fund invests in direct obligations of the U.S.
Treasury and other securities issued or guaranteed as
to payment of principal and interest by the U.S.
government or by its agencies or instrumentalities, as
well as repurchase agreements secured by such
obligations. Securities purchased by the portfolio have
maturities of 397 days or less.
====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST


=====================================================================================     ==========================================
FUND COMPOSITION BY MATURITY                                                               FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 8/31/06                                                                     IN DAYS, AS OF 8/31/06

                     LIQUID        GOVERNMENT                        GOVERNMENT            STIC PRIME PORTFOLIO
                     ASSETS         & AGENCY         TREASURY       TAXADVANTAGE
                   PORTFOLIO*      PORTFOLIO**       PORTFOLIO        PORTFOLIO**          1-7                             38.9%

1-7                  45.4%           76.3%             81.1%           66.3%               8-14                            11.6

8-30                 23.2             5.5               2.8             4.3                15-21                           11.5

31-90                17.8             7.0              14.3            18.7                22-28                           12.7

91-180                8.8             6.6               1.8             8.4                29-35                           12.5

181+                  4.8             4.6               0.0             2.3                36-42                            8.0

                                                                                           43-60                            4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*  The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.
====================================================================================================================================





====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY
INVESTING IN THE FUND.
====================================================================================================================================


====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST



                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

    [CROCKETT            Looking ahead, your Board finds many reasons to be
      PHOTO]        positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its
BRUCE L. CROCKETT   highest since 2000 for the periods ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                         In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                         The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                         Your Board is very pleased with the overall direction
                    and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT
                    ---------------------
                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    October 18, 2006

                    *To learn more about all the factors we considered
                     before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 6-9.

SHORT-TERM INVESTMENTS TRUST


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested,            The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder in the Cash Management      over the period. Simply divide your          actual ending account balance or
Class, you incur ongoing costs,              account value by $1,000 (for example, an     expenses you paid for the period. You
including management fees, distribution      $8,600 account value divided by $1,000 =     may use this information to compare the
and/or service fees (12b-1) and other        8.6), then multiply the result by the        ongoing costs of investing in a Fund and
Fund expenses. This example is intended      number in the table under the heading        other funds. To do so, compare this 5%
to help you understand your ongoing          entitled "Actual Expenses Paid During        hypothetical example with the 5%
costs (in dollars) of investing in the       Period" to estimate the expenses you         hypothetical examples that appear in the
Funds and compare these costs with           paid on your account during this period.     shareholder reports of the other funds.
ongoing costs of investing in other
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON               Please note that the expenses shown
investment of $1,000 invested at the         PURPOSES                                     in the table are meant to highlight your
beginning of the period and held for the                                                  ongoing costs only. Therefore, the
entire period March 1, 2006, through         The table below also provides                hypothetical information is useful in
August 31, 2006.                             information about hypothetical account       comparing ongoing costs only, and will
                                             values and hypothetical expenses based       not help you determine the relative
ACTUAL EXPENSES                              on each Fund's actual expense ratio and      total costs of owning different funds.
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not a Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table,
====================================================================================================================================

                                                     ACTUAL                          HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING           ENDING               EXPENSES         ENDING          EXPENSES        ANNUALIZED
                     ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE     PAID DURING       EXPENSE
    FUND               (3/1/06)         (8/31/06)(1)           PERIOD(2)       (8/31/06)        PERIOD(2)         RATIO
Liquid Assets         $1,000.00         $1,024.70               $1.02          $1,024.20         $1.02            0.20%
STIC Prime             1,000.00          1,024.80                1.02           1,024.20          1.02            0.20
Treasury               1,000.00          1,023.70                1.02           1,024.20          1.02            0.20
Government
& Agency               1,000.00          1,024.30                1.02           1,024.20          1.02            0.20
Government
TaxAdvantage           1,000.00          1,023.90                1.02           1,024.20          1.02            0.20

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August
     31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST


APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees (the "Board") of       Agreement was appropriate and that AIM       Fund's portfolio management team at this
Short-Term Investments Trust (the            currently is providing services in           time. Although the independent written
"Trust") oversees the management of each     accordance with the terms of the             evaluation of the Fund's Senior Officer
series portfolio of the Trust (each, a       Advisory Agreement.                          (discussed below) only considered Fund
"Fund") and, as required by law,                                                          performance through the most recent
determines annually whether to approve       o The quality of services to be provided     calendar year, the Board also reviewed
the continuance of each Fund's advisory      by AIM. The Board reviewed the               more recent Fund performance, which did
agreement with A I M Advisors, Inc.          credentials and experience of the            not change their conclusions.
("AIM"). Based upon the recommendation       officers and employees of AIM who will
of the Investments Committee of the          provide investment advisory services to      o The performance of the Fund relative
Board, at a meeting on June 27, 2006,        the Fund. In reviewing the                   to indices. The Board reviewed the
the Board, including all of the              qualifications of AIM to provide             performance of the Fund during the past
independent trustees, approved the           investment advisory services, the Board      one, three and five calendar years
continuance of the advisory agreement        considered such issues as AIM's              against the performance of the Lipper
(the "Advisory Agreement") between each      portfolio and product review process,        Institutional US Government Money Market
Fund and AIM for another year, effective     AIM's legal and compliance function,         Index. The Board noted that the Fund's
July 1, 2006.                                AIM's use of technology, AIM's portfolio     performance was comparable to the
                                             administration function and the quality      performance of such Index for the one
     The Board considered the factors        of AIM's investment research. Based on       and five year periods and above such
discussed below in evaluating the            the review of these and other factors,       Index for the three year period. Based
fairness and reasonableness of each          the Board concluded that the quality of      on this review and after taking account
Fund's Advisory Agreement at the meeting     services to be provided by AIM was           of all of the other factors that the
on June 27, 2006 and as part of the          appropriate and that AIM currently is        Board considered in determining whether
Board's ongoing oversight of each Fund.      providing satisfactory services in           to continue the Advisory Agreement for
In their deliberations, the Board and        accordance with the terms of the             the Fund, the Board concluded that no
the independent trustees did not             Advisory Agreement.                          changes should be made to the Fund and
identify any particular factor that was                                                   that it was not necessary to change the
controlling, and each trustee attributed     o Meetings with the Fund's portfolio         Fund's portfolio management team at this
different weights to the various             managers and investment personnel. With      time. Although the independent written
factors.                                     respect to the Fund, the Board is            evaluation of the Fund's Senior Officer
                                             meeting periodically with such Fund's        (discussed below) only considered Fund
     One responsibility of the               portfolio managers and/or other              performance through the most recent
independent Senior Officer of the Funds      investment personnel and believes that       calendar year, the Board also reviewed
is to manage the process by which the        such individuals are competent and able      more recent Fund performance, which did
Funds' proposed management fees are          to continue to carry out their               not change their conclusions.
negotiated to ensure that they are           responsibilities under the Advisory
negotiated in a manner which is at arms'     Agreement.                                   o Fees relative to those of clients of
length and reasonable. To that end, the                                                   AIM with comparable investment
Senior Officer must either supervise a       o Overall performance of AIM. The Board      strategies. The Board reviewed the
competitive bidding process or prepare       considered the overall performance of        effective advisory fee rate (before
an independent written evaluation. The       AIM in providing investment advisory and     waivers) for the Fund under the Advisory
Senior Officer has recommended an            portfolio administrative services to the     Agreement. The Board noted that this
independent written evaluation in lieu       Fund and concluded that such performance     rate was below the effective advisory
of a competitive bidding process and,        was satisfactory.                            fee rates (before waivers) for two
upon the direction of the Board, has                                                      mutual funds advised by AIM with
prepared such an independent written         o Independent written evaluation and         investment strategies comparable to
evaluation. Such written evaluation also     recommendations of the Fund's Senior         those of the Fund (one of which has an
considered certain of the factors            Officer. The Board noted that, upon          "all-in" fee structure whereby AIM pays
discussed below.                             their direction, the Senior Officer of       all of the fund's ordinary operating
                                             the Fund, who is independent of AIM and      expenses). The Board noted that AIM has
     The discussion below serves as a        AIM's affiliates, had prepared an            agreed to waive fees and/or limit
summary of the Senior Officer's              independent written evaluation in order      expenses of the Fund, as discussed
independent written evaluation, as well      to assist the Board in determining the       below. Based on this review, the Board
as a discussion of the material factors      reasonableness of the proposed               concluded that the advisory fee rate for
and the conclusions with respect thereto     management fees of the AIM Funds,            the Fund under the Advisory Agreement
that formed the basis for the Board's        including the Fund. The Board noted that     was fair and reasonable.
approval of each Fund's Advisory             the Senior Officer's written evaluation
Agreement. After consideration of all of     had been relied upon by the Board in         o Fees relative to those of comparable
the factors below and based on its           this regard in lieu of a competitive         funds with other advisors. The Board
informed business judgment, the Board        bidding process. In determining whether      reviewed the advisory fee rate for the
determined that each Fund's Advisory         to continue the Advisory Agreement for       Fund under the Advisory Agreement. The
Agreement is in the best interests of        the Fund, the Board considered the           Board compared effective contractual
the Fund and its shareholders and that       Senior Officer's written evaluation.         advisory fee rates at a common asset
the compensation to AIM under each                                                        level at the end of the past calendar
Fund's Advisory Agreement is fair and        FUND-SPECIFIC FACTORS WITH SEPARATE          year and noted that the Fund's rate was
reasonable and would have been obtained      CONCLUSIONS                                  below the median rate of the funds
through arm's length negotiations.                                                        advised by other advisors with
                                             The Board considered the following           investment strategies comparable to
     Unless otherwise stated,                fund-specific factors separately for         those of the Fund that the Board
information presented below is as of         each Fund, and reached separate              reviewed. The Board noted that AIM has
June 27, 2006 and does not reflect any       conclusions for each Fund, which             agreed to waive fees and/or limit
changes that may have occurred since         conclusions are set forth below.             expenses of the Fund, as discussed
June 27, 2006, including but not limited                                                  below. Based on this review, the Board
to changes to each Fund's performance,       Government & Agency Portfolio                concluded that the advisory fee rate for
advisory fees, expense limitations                                                        the Fund under the Advisory Agreement
and/or fee waivers.                          o The performance of the Fund relative       was fair and reasonable.
                                             to comparable funds. The Board reviewed
FUND-SPECIFIC FACTORS WITH THE SAME          the performance of the Fund during the       o Expense limitations and fee waivers.
CONCLUSIONS                                  past one, three and five calendar years      The Board noted that AIM has contractually
                                             against the performance of funds advised     agreed to waive fees and/or limit expenses
The Board considered the following           by other advisors with investment            of the Fund in an amount necessary to
fund-specific factors separately for         strategies comparable to those of the        limit total annual operating expenses to a
each Fund, and reached the same              Fund. The Board noted that the Fund's        specified percentage of average daily net
conclusions for each Fund, which             performance in such periods was above        assets for each class of the Fund. The
conclusions are set forth below.             the median performance of such               Board considered the contractual nature
                                             comparable funds. Based on this review       of this fee waiver/expense limitation and
o The nature and extent of the advisory      and after taking account of all of the       noted that it remains in effect until
services to be provided by AIM. The          other factors that the Board considered      June 30, 2007.
Board reviewed the services to be            in determining whether to continue the
provided by AIM under the Advisory           Advisory Agreement for the Fund, the
Agreement. Based on such review, the         Board concluded that no changes should
Board concluded that the range of            be made to the Fund and that it was not
services to be provided by AIM under the     necessary to change the
Advisory
                                                                                                                     (continued)


SHORT-TERM INVESTMENTS TRUST


The Board considered the effect this fee     o Fees relative to those of clients of       cash and cash collateral from securities
waiver/expense limitation would have on      AIM with comparable investment               lending arrangements, if any
the Fund's estimated expenses and            strategies. The Board reviewed the           (collectively, "cash balances") of the
concluded that the levels of fee             effective advisory fee rate (before          Fund may be invested in money market
waivers/expense limitations for the Fund     waivers) for the Fund under the Advisory     funds advised by AIM pursuant to the
were fair and reasonable.                    Agreement. The Board noted that this         terms of an SEC exemptive order. The
                                             rate was below the effective advisory        Board found that the Fund may realize
o Breakpoints and economies of scale.        fee rate (before waivers) for a mutual       certain benefits upon investing cash
The Board reviewed the structure of the      fund advised by AIM with investment          balances in AIM advised money market
Fund's advisory fee under the Advisory       strategies comparable to those of the        funds, including a higher net return,
Agreement, noting that it does not           Fund (which has an "all-in" fee              increased liquidity, increased
include any breakpoints. The Board           structure whereby AIM pays all of the        diversification or decreased transaction
considered whether it would be               fund's ordinary operating expenses) and      costs. The Board also found that the
appropriate to add advisory fee              above the effective advisory fee rate        Fund will not receive reduced services
breakpoints for the Fund or whether, due     (before waivers) for a second mutual         if it invests its cash balances in such
to the nature of the Fund and the            fund advised by AIM with investment          money market funds. The Board noted
advisory fee structures of comparable        strategies comparable to those of the        that, to the extent the Fund invests
funds, it was reasonable to structure        Fund. The Board noted that AIM has           uninvested cash in affiliated money
the advisory fee without breakpoints.        agreed to waive fees and/or limit            market funds, AIM has voluntarily agreed
Based on this review, the Board              expenses of the Fund, as discussed           to waive a portion of the advisory fees
concluded that it was not necessary to       below. Based on this review, the Board       it receives from the Fund attributable
add advisory fee breakpoints to the          concluded that the advisory fee rate for     to such investment. The Board further
Fund's advisory fee schedule. The Board      the Fund under the Advisory Agreement        determined that the proposed securities
reviewed the level of the Fund's             was fair and reasonable.                     lending program and related procedures
advisory fees, and noted that such fees,                                                  with respect to the lending Fund is in
as a percentage of the Fund's net            o Fees relative to those of comparable       the best interests of the lending Fund
assets, would remain constant under the      funds with other advisors. The Board         and its respective shareholders. The
Advisory Agreement because the Advisory      reviewed the advisory fee rate for the       Board therefore concluded that the
Agreement does not include any               Fund under the Advisory Agreement. The       investment of cash collateral received
breakpoints. The Board concluded that        Board compared effective contractual         in connection with the securities
the Fund's fee levels under the Advisory     advisory fee rates at a common asset         lending program in the money market
Agreement therefore would not reflect        level at the end of the past calendar        funds according to the procedures is in
economies of scale.                          year and noted that the Fund's rate was      the best interests of the lending Fund
                                             below the median rate of the funds           and its respective shareholders.
o Investments in affiliated money market     advised by other advisors with
funds. Not applicable because the Fund       investment strategies comparable to          LIQUID ASSETS PORTFOLIO
does not invest in affiliated money          those of the Fund that the Board
market funds.                                reviewed. The Board noted that AIM has       o The performance of the Fund relative
                                             agreed to waive fees and/or limit            to comparable funds. The Board reviewed
GOVERNMENT TAXADVANTAGE PORTFOLIO            expenses of the Fund, as discussed           the performance of the Fund during the
                                             below. Based on this review, the Board       past one, three and five calendar years
o The performance of the Fund relative       concluded that the advisory fee rate for     against the performance of funds advised
to comparable funds. The Board reviewed      the Fund under the Advisory Agreement        by other advisors with investment
the performance of the Fund during the       was fair and reasonable.                     strategies comparable to those of the
past one, three and five calendar years                                                   Fund. The Board noted that the Fund's
against the performance of funds advised     o Expense limitations and fee waivers.       performance in such periods was above
by other advisors with investment            The Board noted that AIM has                 the median performance of such
strategies comparable to those of the        contractually agreed to waive fees           comparable funds. Based on this review
Fund. The Board noted that the Fund's        and/or limit expenses of the Fund in an      and after taking account of all of the
performance in such periods was above        amount necessary to limit total annual       other factors that the Board considered
the median performance of such               operating expenses to a specified            in determining whether to continue the
comparable funds. Based on this review       percentage of average daily net assets       Advisory Agreement for the Fund, the
and after taking account of all of the       for each class of the Fund. The Board        Board concluded that no changes should
other factors that the Board considered      considered the contractual nature of         be made to the Fund and that it was not
in determining whether to continue the       this fee waiver/expense limitation and       necessary to change the Fund's portfolio
Advisory Agreement for the Fund, the         noted that it remains in effect until        management team at this time. Although
Board concluded that no changes should       June 30, 2007. The Board considered the      the independent written evaluation of
be made to the Fund and that it was not      effect this fee waiver/expense               the Fund's Senior Officer (discussed
necessary to change the Fund's portfolio     limitation would have on the Fund's          below) only considered Fund performance
management team at this time. Although       estimated expenses and concluded that        through the most recent calendar year,
the independent written evaluation of        the levels of fee waivers/expense            the Board also reviewed more recent Fund
the Fund's Senior Officer (discussed         limitations for the Fund were fair and       performance, which did not change their
below) only considered Fund performance      reasonable.                                  conclusions.
through the most recent calendar year,
the Board also reviewed more recent Fund     o Breakpoints and economies of scale.        o The performance of the Fund relative
performance, which did not change their      The Board reviewed the structure of the      to indices. The Board reviewed the
conclusions.                                 Fund's advisory fee under the Advisory       performance of the Fund during the past
                                             Agreement, noting that it includes two       one, three and five calendar years
o The performance of the Fund relative       breakpoints. The Board reviewed the          against the performance of the Lipper
to indices. The Board reviewed the           level of the Fund's advisory fees, and       Institutional Money Market Index. The
performance of the Fund during the past      noted that such fees, as a percentage of     Board noted that the Fund's performance
one, three and five calendar years           the Fund's net assets, have decreased as     in such periods was comparable to the
against the performance of the Lipper        net assets increased because the             performance of such Index. Based on this
Institutional US Government Money Market     Advisory Agreement includes breakpoints.     review and after taking account of all
Index. The Board noted that the Fund's       The Board noted that, due to the Fund's      of the other factors that the Board
performance in such periods was              asset levels at the end of the past          considered in determining whether to
comparable to the performance of such        calendar year and the way in which the       continue the Advisory Agreement for the
Index. Based on this review and after        advisory fee breakpoints have been           Fund, the Board concluded that no
taking account of all of the other           structured, the Fund has yet to fully        changes should be made to the Fund and
factors that the Board considered in         benefit from the breakpoints. The Board      that it was not necessary to change the
determining whether to continue the          concluded that the Fund's fee levels         Fund's portfolio management team at this
Advisory Agreement for the Fund, the         under the Advisory Agreement therefore       time. Although the independent written
Board concluded that no changes should       reflect economies of scale and that it       evaluation of the Fund's Senior Officer
be made to the Fund and that it was not      was not necessary to change the advisory     (discussed below) only considered Fund
necessary to change the Fund's portfolio     fee breakpoints in the Fund's advisory
management team at this time. Although       fee schedule.
the independent written evaluation of
the Fund's Senior Officer (discussed         o Investments in affiliated money market
below) only considered Fund performance      funds. The Board also took into account
through the most recent calendar year,       the fact that uninvested
the Board also reviewed more recent Fund
performance, which did not change their
conclusions.
                                                                                                                       (continued)

SHORT-TERM INVESTMENTS TRUST


performance through the most recent          o Investments in affiliated money market     other advisors with investment
calendar year, the Board also reviewed       funds. Not applicable because the Fund       strategies comparable to those of the
more recent Fund performance, which did      does not invest in affiliated money          Fund that the Board reviewed. The Board
not change their conclusions.                market funds.                                noted that AIM has agreed to waive fees
                                                                                          and/or limit expenses of the Fund, as
o Fees relative to those of clients of       STIC PRIME PORTFOLIO                         discussed below. Based on this review,
AIM with comparable investment                                                            the Board concluded that the advisory
strategies. The Board reviewed the           o The performance of the Fund relative       fee rate for the Fund under the Advisory
effective advisory fee rate (before          to comparable funds. The Board reviewed      Agreement was fair and reasonable.
waivers) for the Fund under the Advisory     the performance of the Fund during the
Agreement. The Board noted that this         past one, three and five calendar years      o Expense limitations and fee waives.
rate was (i) the same as the effective       against the performance of funds advised     The Board noted that AIM has
advisory fee rate (before waivers) for a     by other advisors with investment            contractually agreed to waive fees
mutual fund advised by AIM with              strategies comparable to those of the        and/or limit expenses of the Fund in an
investment strategies comparable to          Fund. The Board noted that the Fund's        amount necessary to limit total annual
those of the Fund; and (ii) above the        performance in such periods was above        operating expenses to a specified
effective fee rates (before waivers) for     the median performance of such               percentage of average daily net assets
three collective trust funds sub-advised     comparable funds. Based on this review       for each class of the Fund. The Board
by an AIM affiliate with investment          and after taking account of all of the       considered the contractual nature of
strategies comparable to those of the        other factors that the Board considered      this fee waiver/expense limitation and
Fund. The Board noted that AIM has           in determining whether to continue the       noted that it remains in effect until
agreed to waive fees and/or limit            Advisory Agreement for the Fund, the         June 30, 2007. The Board considered the
expenses of the Fund, as discussed           Board concluded that no changes should       effect this fee waiver/expense
below. Based on this review, the Board       be made to the Fund and that it was not      limitation would have on the Fund's
concluded that the advisory fee rate for     necessary to change the Fund's portfolio     estimated expenses and concluded that
the Fund under the Advisory Agreement        management team at this time. Although       the levels of fee waivers/expense
was fair and reasonable.                     the independent written evaluation of        limitations for the Fund were fair and
                                             the Fund's Senior Officer (discussed         reasonable.
o Fees relative to those of comparable       below) only considered Fund performance
funds with other advisors. The Board         through the most recent calendar year,       o Breakpoints and economies of scale.
reviewed the advisory fee rate for the       the Board also reviewed more recent Fund     The Board reviewed the structure of the
Fund under the Advisory Agreement. The       performance, which did not change their      Fund's advisory fee under the Advisory
Board compared effective contractual         conclusions.                                 Agreement, noting that it does not
advisory fee rates at a common asset                                                      include any breakpoints. The Board
level at the end of the past calendar        o The performance of the Fund relative       considered whether it would be
year and noted that the Fund's rate was      to indices. The Board reviewed the           appropriate to add advisory fee
below the median rate of the funds           performance of the Fund during the past      breakpoints for the Fund or whether, due
advised by other advisors with               one, three and five calendar years           to the nature of the Fund and the
investment strategies comparable to          against the performance of the Lipper        advisory fee structures of comparable
those of the Fund that the Board             Institutional Money Market Fund Index.       funds, it was reasonable to structure
reviewed. The Board noted that AIM has       The Board noted that the Fund's              the advisory fee without breakpoints.
agreed to waive fees and/or limit            performance in such periods was              Based on this review, the Board
expenses of the Fund, as discussed           comparable to the performance of such        concluded that it was not necessary to
below. Based on this review, the Board       Index. Based on this review and after        add advisory fee breakpoints to the
concluded that the advisory fee rate for     taking account of all of the other           Fund's advisory fee schedule. The Board
the Fund under the Advisory Agreement        factors that the Board considered in         reviewed the level of the Fund's
was fair and reasonable.                     determining whether to continue the          advisory fees, and noted that such fees,
                                             Advisory Agreement for the Fund, the         as a percentage of the Fund's net
o Expense limitations and fee waives.        Board concluded that no changes should       assets, would remain constant under the
The Board noted that AIM has                 be made to the Fund and that it was not      Advisory Agreement because the Advisory
contractually agreed to waive fees           necessary to change the Fund's portfolio     Agreement does not include any
and/or limit expenses of the Fund in an      management team at this time. Although       breakpoints. The Board concluded that
amount necessary to limit total annual       the independent written evaluation of        the Fund's fee levels under the Advisory
operating expenses to a specified            the Fund's Senior Officer (discussed         Agreement therefore would not reflect
percentage of average daily net assets       below) only considered Fund performance      economies of scale.
for each class of the Fund. The Board        through the most recent calendar year,
considered the contractual nature of         the Board also reviewed more recent Fund     o Investments in affiliated money market
this fee waiver/expense limitation and       performance, which did not change their      funds. Not applicable because the Fund
noted that it remains in effect until        conclusions.                                 does not invest in affiliated money
June 30, 2007. The Board considered the                                                   market funds.
effect this fee waiver/expense               o Fees relative to those of clients of
limitation would have on the Fund's          AIM with comparable investment               TREASURY PORTFOLIO
estimated expenses and concluded that        strategies. The Board reviewed the
the levels of fee waivers/expense            effective advisory fee rate (before          o The performance of the Fund relative
limitations for the Fund were fair and       waivers) for the Fund under the Advisory     to comparable funds. The Board reviewed
reasonable.                                  Agreement. The Board noted that this         the performance of the Fund during the
                                             rate was (i) the same as the effective       past one, three and five calendar years
o Breakpoints and economies of scale.        advisory fee rate (before waivers) for a     against the performance of funds advised
The Board reviewed the structure of the      mutual fund advised by AIM with              by other advisors with investment
Fund's advisory fee under the Advisory       investment strategies comparable to          strategies comparable to those of the
Agreement, noting that it does not           those of the Fund; and (ii) above the        Fund. The Board noted that the Fund's
include any breakpoints. The Board           effective fee rates (before waivers) for     performance in such periods was above
considered whether it would be               three collective trust funds sub-advised     the median performance of such
appropriate to add advisory fee              by an AIM affiliate with investment          comparable funds. Based on this review
breakpoints for the Fund or whether, due     strategies comparable to those of the        and after taking account of all of the
to the nature of the Fund and the            Fund. The Board noted that AIM has           other factors that the Board considered
advisory fee structures of comparable        agreed to waive fees and/or limit            in determining whether to continue the
funds, it was reasonable to structure        expenses of the Fund, as discussed           Advisory Agreement for the Fund, the
the advisory fee without breakpoints.        below. Based on this review, the Board       Board concluded that no changes should
Based on this review, the Board              concluded that the advisory fee rate for     be made to the Fund and that it was not
concluded that it was not necessary to       the Fund under the Advisory Agreement        necessary to change the Fund's portfolio
add advisory fee breakpoints to the          was fair and reasonable.                     management team at this time. Although
Fund's advisory fee schedule. The Board                                                   the independent written evaluation of
reviewed the level of the Fund's             o Fees relative to those of comparable       the Fund's Senior Officer (discussed
advisory fees, and noted that such fees,     funds with other advisors. The Board         below) only considered Fund performance
as a percentage of the Fund's net            reviewed the advisory fee rate for the       through the most recent calendar year,
assets, would remain constant under the      Fund under the Advisory Agreement. The       the Board also reviewed more recent Fund
Advisory Agreement because the Advisory      Board compared effective contractual         performance, which did not change their
Agreement does not include any               advisory fee rates at a common asset         conclusions.
breakpoints. The Board concluded that        level at the end of the past calendar
the Fund's fee levels under the Advisory     year and noted that the Fund's rate was
Agreement therefore would not reflect        comparable to the median rate of the
economies of scale.                          funds advised by
                                                                                                                     (continued)

SHORT-TERM INVESTMENTS TRUST



o The performance of the Fund relative       ule. The Board reviewed the level of the     o AIM's financial soundness in light of
to indices. The Board reviewed the           Fund's advisory fees, and noted that         the Fund's needs. The Board considered
performance of the Fund during the past      such fees, as a percentage of the Fund's     whether AIM is financially sound and has
one, three and five calendar years           net assets, would remain constant under      the resources necessary to perform its
against the performance of the Lipper        the Advisory Agreement because the           obligations under the Advisory
Institutional US Treasury Money Market       Advisory Agreement does not include any      Agreement, and concluded that AIM has
Index. The Board noted that the Fund's       breakpoints. The Board concluded that        the financial resources necessary to
performance was comparable to the            the Fund's fee levels under the Advisory     fulfill its obligations under the
performance of such Index for the one        Agreement therefore would not reflect        Advisory Agreement.
year period and above such Index for the     economies of scale.
three and five year periods. Based on                                                     o Historical relationship between the
this review and after taking account of      o Investments in affiliated money market     Fund and AIM. In determining whether to
all of the other factors that the Board      funds. The Board also took into account      continue the Advisory Agreement for the
considered in determining whether to         the fact that uninvested cash and cash       Fund, the Board also considered the
continue the Advisory Agreement for the      collateral from securities lending           prior relationship between AIM and the
Fund, the Board concluded that no            arrangements, if any (collectively,          Fund, as well as the Board's knowledge
changes should be made to the Fund and       "cash balances") of the Fund may be          of AIM's operations, and concluded that
that it was not necessary to change the      invested in money market funds advised       it was beneficial to maintain the
Fund's portfolio management team at this     by AIM pursuant to the terms of an SEC       current relationship, in part, because
time. Although the independent written       exemptive order. The Board found that        of such knowledge. The Board also
evaluation of the Fund's Senior Officer      the Fund may realize certain benefits        reviewed the general nature of the
(discussed below) only considered Fund       upon investing cash balances in AIM          non-investment advisory services
performance through the most recent          advised money market funds, including a      currently performed by AIM and its
calendar year, the Board also reviewed       higher net return, increased liquidity,      affiliates, such as administrative,
more recent Fund performance, which did      increased diversification or decreased       transfer agency and distribution
not change their conclusions.                transaction costs. The Board also found      services, and the fees received by AIM
                                             that the Fund will not receive reduced       and its affiliates for performing such
o Fees relative to those of clients of       services if it invests its cash balances     services. In addition to reviewing such
AIM with comparable investment               in such money market funds. The Board        services, the trustees also considered
strategies. The Board noted that AIM         noted that, to the extent the Fund           the organizational structure employed by
does not serve as an advisor to other        invests uninvested cash in affiliated        AIM and its affiliates to provide those
mutual funds or other clients with           money market funds, AIM has voluntarily      services. Based on the review of these
investment strategies comparable to          agreed to waive a portion of the             and other factors, the Board concluded
those of the Fund.                           advisory fees it receives from the Fund      that AIM and its affiliates were
                                             attributable to such investment. The         qualified to continue to provide
o Fees relative to those of comparable       Board further determined that the            non-investment advisory services to the
funds with other advisors. The Board         proposed securities lending program and      Fund, including administrative, transfer
reviewed the advisory fee rate for the       related procedures with respect to the       agency and distribution services, and
Fund under the Advisory Agreement. The       lending Fund is in the best interests of     that AIM and its affiliates currently
Board compared effective contractual         the lending Fund and its respective          are providing satisfactory
advisory fee rates at a common asset         shareholders. The Board therefore            non-investment advisory services.
level at the end of the past calendar        concluded that the investment of cash
year and noted that the Fund's rate was      collateral received in connection with       o Other factors and current trends. The
below the median rate of the funds           the securities lending program in the        Board considered the steps that AIM and
advised by other advisors with               money market funds according to the          its affiliates have taken over the last
investment strategies comparable to          procedures is in the best interests of       several years, and continue to take, in
those of the Fund that the Board             the lending Fund and its respective          order to improve the quality and
reviewed. The Board noted that AIM has       shareholders.                                efficiency of the services they provide
agreed to waive fees and/or limit                                                         to the Funds in the areas of investment
expenses of the Fund, as discussed           GLOBAL FACTORS                               performance, product line
below. Based on this review, the Board                                                    diversification, distribution, fund
concluded that the advisory fee rate for     The Board considered the following           operations, shareholder services and
the Fund under the Advisory Agreement        global factors for each Fund and reached     compliance. The Board concluded that
was fair and reasonable.                     the same conclusions for each Fund,          these steps taken by AIM have improved,
                                             which conclusions are set forth below.       and are likely to continue to improve,
o Expense limitations and fee waivers.                                                    the quality and efficiency of the
The Board noted that AIM has                 o Profitability of AIM and its               services AIM and its affiliates provide
contractually agreed to waive fees           affiliates. The Board reviewed               to the Fund in each of these areas, and
and/or limit expenses of the Fund in an      information concerning the profitability     support the Board's approval of the
amount necessary to limit total annual       of AIM's (and its affiliates')               continuance of the Advisory Agreement
operating expenses to a specified            investment advisory and other activities     for the Fund.
percentage of average daily net assets       and its financial condition. The Board
for each class of the Fund. The Board        considered the overall profitability of
considered the contractual nature of         AIM, as well as the profitability of AIM
this fee waiver/expense limitation and       in connection with managing the Fund.
noted that it remains in effect until        The Board noted that AIM's operations
June 30, 2007. The Board considered the      remain profitable, although increased
effect this fee waiver/expense               expenses in recent years have reduced
limitation would have on the Fund's          AIM's profitability. Based on the review
estimated expenses and concluded that        of the profitability of AIM's and its
the levels of fee waivers/expense            affiliates' investment advisory and
limitations for the Fund were fair and       other activities and its financial
reasonable.                                  condition, the Board concluded that the
                                             compensation to be paid by the Fund to
o Breakpoints and economies of scale.        AIM under its Advisory Agreement was not
The Board reviewed the structure of the      excessive.
Fund's advisory fee under the Advisory
Agreement, noting that it does not           o Benefits of soft dollars to AIM. The
include any breakpoints. The Board           Board considered the benefits realized
considered whether it would be               by AIM as a result of brokerage
appropriate to add advisory fee              transactions executed through "soft
breakpoints for the Fund or whether, due     dollar" arrangements. Under these
to the nature of the Fund and the            arrangements, brokerage commissions paid
advisory fee structures of comparable        by other funds advised by AIM are used
funds, it was reasonable to structure        to pay for research and execution
the advisory fee without breakpoints.        services. This research may be used by
Based on this review, the Board              AIM in making investment decisions for
concluded that it was not necessary to       the Fund. The Board concluded that such
add advisory fee breakpoints to the          arrangements were appropriate.
Fund's advisory fee sched-

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-4.52%

Amstel Funding Corp.,
  (Acquired 05/26/06; Cost $97,430,000)
  5.14%(b)(c)                                  11/22/06   $   100,000    $    98,829,222
----------------------------------------------------------------------------------------
  (Acquired 08/16/06; Cost $135,050,123)
  5.27%(b)(c)                                  02/13/07       138,705        135,354,696
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $123,313,333)
  5.28%(b)(c)                                  11/21/06       125,000        123,515,000
----------------------------------------------------------------------------------------
  (Acquired 07/31/06; Cost $98,612,750)
  5.37%(b)(c)                                  11/01/06       100,000         99,090,083
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $47,346,013)
  5.39%(b)(c)                                  10/30/06        48,000         47,575,987
----------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $49,955,606)
  5.42%(b)(c)                                  10/20/06        50,665         50,291,233
----------------------------------------------------------------------------------------
Atlantis One Funding Corp.,
  (Acquired 05/16/06; Cost $97,443,375)
  5.09%(b)(c)                                  11/13/06       100,000         98,968,875
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $149,320,583)
  5.26%(b)(c)                                  09/21/06       150,000        149,561,667
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $49,553,514)
  5.27%(b)(c)                                  10/11/06        50,000         49,707,222
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $49,333,299)
  5.28%(b)(c)                                  11/17/06        50,000         49,435,868
========================================================================================
                                                                             902,329,853
========================================================================================

ASSET-BACKED SECURITIES-
  FULLY BACKED-9.70%

Aquinas Funding LLC,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $96,571,575)
  5.26%(b)                                     09/21/06        96,883         96,599,886
----------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $83,714,720)
  5.28%(b)(d)                                  09/01/06        83,727         83,727,000
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $30,008,793)
  5.30%(b)                                     02/12/07        30,849         30,104,168
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Aspen Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $168,327,047)
  5.27%(b)                                     09/26/06   $   168,995    $   168,376,525
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $24,652,326)
  5.27%(b)                                     11/20/06        25,000         24,707,222
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $23,662,540)
  5.39%(b)                                     10/30/06        24,000         23,788,190
----------------------------------------------------------------------------------------
Blue Spice LLC
  (CEP-Deutsche Bank A.G.) (Acquired
  05/16/06; Cost $87,760,400)
  5.09%(b)(c)                                  11/08/06        90,000         89,134,700
----------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC,-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 08/21/06; Cost
  $218,297,276)
  5.25%(b)                                     09/14/06       219,064        218,648,691
----------------------------------------------------------------------------------------
  (Acquired 07/27/06; Cost $94,402,337)
  5.38%(b)                                     10/18/06        95,588         94,916,601
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC,- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 03/08/06; Cost
  $106,058,734)
  4.88%(b)(c)                                  09/11/06       108,784        108,636,688
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $284,733,525)
  5.27%(b)(c)                                  10/16/06       287,087        285,195,814
----------------------------------------------------------------------------------------
GOVCO Inc. (Acquired 06/19/06; Cost
  $77,832,178)
  5.36%(b)                                     12/18/06        80,000         78,713,600
----------------------------------------------------------------------------------------
Long Lane Master Trust IV,-Series A
  (CEP-Bank of America, N.A.) (Acquired
  08/21/06; Cost $139,315,644)
  5.26%(b)                                     09/20/06       139,929        139,540,542
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $177,197,437)
  5.33%(b)                                     09/07/06       177,988        177,829,887
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Newport Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/16/06; Cost $49,325,014)
  5.28%(b)                                     11/16/06   $    50,000    $    49,442,403
----------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $49,318,764)
  5.39%(b)                                     10/20/06        50,000         49,633,181
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $123,242,396)
  5.39%(b)                                     10/30/06       125,000        123,896,823
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (CEP-ABN AMRO Bank N.V.) (Acquired
  08/04/06; Cost $94,549,911)
  5.33%(b)(c)                                  09/05/06        95,000         94,943,739
========================================================================================
                                                                           1,937,835,660
========================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.15%

Amsterdam Funding Corp.
  (Acquired 08/15/06; Cost $105,937,720)
  5.29%(b)(c)                                  12/18/06       107,920        106,207,310
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/22/06; Cost $55,003,247)
  5.28%(b)                                     10/23/06        55,508         55,084,659
----------------------------------------------------------------------------------------
Barton Capital LLC,
  (Acquired 08/18/06; Cost $155,485,725)
  5.26%(b)                                     09/21/06       156,262        155,805,368
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $12,720,871)
  5.27%(b)                                     10/04/06        12,809         12,747,122
----------------------------------------------------------------------------------------
Charta LLC,
  (Acquired 08/10/06; Cost $99,209,500)
  5.27%(b)                                     10/03/06       100,000         99,531,555
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $69,549,122)
  5.27%(b)                                     10/11/06        70,000         69,590,111
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $81,877,789)
  5.32%(b)                                     09/26/06        82,475         82,170,301
----------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $73,494,128)
  5.35%(b)                                     09/08/06        74,000         73,923,019
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

CRC Funding LLC
  (Acquired 08/15/06; Cost $99,046,667)
  5.28%(b)                                     10/19/06   $   100,000    $    99,296,000
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/30/06; Cost $75,014,793)
  5.26%(b)                                     09/28/06        75,334         75,036,807
========================================================================================
                                                                             829,392,252
========================================================================================

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-12.10%

Grampian Funding Ltd./LLC,
  (Acquired 05/25/06; Cost $73,309,729)
  5.14%(b)(c)                                  10/30/06        75,000         74,368,823
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $136,300,500)
  5.29%(b)(c)                                  02/07/07       140,000        136,732,108
----------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $155,966,082)
  5.33%(b)                                     09/18/06       156,942        156,546,986
----------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $99,560,833)
  5.27%(b)                                     09/20/06       100,000         99,721,861
----------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $79,648,667)
  5.27%(b)                                     09/21/06        80,000         79,765,778
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $79,648,333)
  5.28%(b)                                     09/21/06        80,000         79,765,556
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $99,585,307)
  5.28%(b)                                     09/22/06       100,025         99,717,215
----------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $101,894,435)
  5.27%(b)                                     09/19/06       102,374        102,104,244
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,560,417)
  5.28%(b)                                     09/20/06       100,000         99,721,597
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $64,714,271)
  5.28%(b)                                     09/21/06        65,000         64,809,514
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06       100,444        100,134,925
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.,
  (Acquired 08/21/06; Cost $149,514,230)
  5.28%(b)                                     09/22/06   $   150,175    $   149,712,461
----------------------------------------------------------------------------------------
  Series 2005-I (Acquired 08/16/06; Cost
  $24,750,667)
  5.28%(b)                                     10/25/06        25,000         24,802,000
----------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp.,
  (Acquired 08/23/06; Cost $184,221,119)
  5.27%(b)                                     09/22/06       185,006        184,437,638
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $75,379,461)
  5.28%(b)                                     09/25/06        75,690         75,423,823
----------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC,
  (Acquired 06/14/06; Cost $57,207,617)
  5.29%(b)(c)                                  12/11/06        58,753         57,881,024
----------------------------------------------------------------------------------------
  (Acquired 08/07/06; Cost $119,450,267)
  5.32%(b)(c)                                  09/07/06       120,000        119,893,600
----------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $122,406,584)
  5.38%(b)(c)                                  10/25/06       124,113        123,111,408
----------------------------------------------------------------------------------------
Sigma Finance Inc.
  (Acquired 03/09/06; Cost $97,455,211)
  4.87%(b)(c)                                  09/13/06       100,000         99,837,567
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 08/22/06; Cost $175,741,057)
  5.27%(b)(c)                                  10/23/06       177,323        175,974,459
----------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $115,289,201)
  5.35%(b)                                     09/12/06       115,892        115,702,549
----------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 8/31/06; Cost $197,525,324)
  5.28%(b)                                     11/30/06       200,165        197,525,324
========================================================================================
                                                                           2,417,690,460
========================================================================================

DIVERSIFIED BANKS-0.49%

HBOS Treasury Services PLC
  5.11%(c)                                     11/22/06       100,000         98,837,194
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.74%

General Electric Capital Corp.
  5.26%                                        12/05/06       150,000        147,917,917
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


REGIONAL BANKS-1.59%

Danske Corp. Series A
  5.27%(c)                                     12/27/06   $   121,845    $   119,758,100
----------------------------------------------------------------------------------------
Northern Rock PLC
  (Acquired 05/25/06; Cost $97,346,917)
  5.14%(b)(c)                                  11/27/06       100,000         98,759,042
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 06/12/06; Cost $97,343,958)
  5.23%(b)                                     12/12/06       100,000         98,519,583
========================================================================================
                                                                             317,036,725
========================================================================================

SPECIALIZED FINANCE-0.23%

CIT Group Inc.
  5.15%                                        11/14/06        47,000         46,502,453
========================================================================================
    Total Commercial Paper (Cost
      $6,697,542,514)                                                      6,697,542,514
========================================================================================

CERTIFICATES OF DEPOSIT-10.62%

Banco Bilbao Vizcaya Argentaria, S.A.,
  4.35%                                        09/29/06        50,000         49,999,813
----------------------------------------------------------------------------------------
  4.76%                                        12/18/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  (United Kingdom),
  5.13%                                        03/26/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.32%                                        04/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        05/08/07        99,000         99,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.45%                                        06/12/07       102,000        102,000,000
----------------------------------------------------------------------------------------
BNP Paribas S.A.,
  5.27%                                        11/27/06        70,000         70,000,000
----------------------------------------------------------------------------------------
  5.50%                                        10/23/06       150,000        150,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  (United Kingdom)
  4.30%                                        09/28/06       100,000        100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC,
  4.75%                                        10/25/06       125,000        125,000,000
----------------------------------------------------------------------------------------
  4.99%                                        02/12/07       100,000         99,995,532
----------------------------------------------------------------------------------------
  5.20%                                        03/30/07       105,000        105,000,000
----------------------------------------------------------------------------------------
  5.31%                                        04/19/07        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.42%                                        06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom),
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.26%                                        12/15/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.26%                                        04/20/07        50,000         50,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Svenska Handelsbanken A.B.,
  4.77%                                        12/19/06   $    60,000    $    60,000,000
----------------------------------------------------------------------------------------
  4.95%                                        02/07/07        50,000         50,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom),
  5.25%                                        11/20/06        75,000         75,000,000
----------------------------------------------------------------------------------------
  5.28%                                        11/24/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        11/08/06        85,000         85,000,000
----------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07       100,000        100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,120,995,345)                                                      2,120,995,345
========================================================================================

VARIABLE RATE DEMAND NOTES-8.04%(E)

INSURED-2.11%(F)

Aerospace Corp.; Series 2006, Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.32%(d)(g)                                  06/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
Alaska (State of) Housing Finance Corp.;
  Series 2002 B, Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.38%(d)(g)                                  12/01/36         3,800          3,800,000
----------------------------------------------------------------------------------------
Baltimore (City of), Maryland (Consolidated
  Public Improvement Project); Series 2003 C,
  Refunding Taxable GO (INS-Financial
  Security Assurance Inc.)
  5.30%(d)(g)                                  10/15/20         4,015          4,015,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  08/01/29        23,900         23,900,000
----------------------------------------------------------------------------------------
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  5.38%(d)(g)                                  08/01/29         4,980          4,980,000
----------------------------------------------------------------------------------------
Denver (City and County of), Colorado School
  District No. 1; Series 2005 B, Taxable COP
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  12/15/18        23,930         23,930,000
----------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.32%(d)(g)                                  05/15/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

INSURED-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  07/01/24   $    31,695    $    31,695,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.);
  5.31%(d)(g)                                  09/01/32        15,370         15,370,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         4,750          4,750,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners II; Series 2001
  Tranche 1 Taxable Student Loan RB (INS-MBIA
  Insurance Corp.) (Acquired 11/14/02; Cost
  $25,000,000)
  5.31%(b)(d)(g)                               09/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  5.31%(b)(d)(g)                               08/01/37        60,000         60,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  5.31%(b)(d)(g)                               08/01/37        40,000         40,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of), Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  RB (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  11/01/15   $     3,700    $     3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency; Series 2006 B, Taxable RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  05/01/28         9,475          9,475,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5,
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  5.31%(d)(g)                                  09/01/35         6,500          6,500,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
  Refunding Special Obligation Taxable RB
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/32        14,130         14,130,000
----------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group); Sub-Series 2005
  B1, Taxable RB (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/22        22,045         22,045,000
========================================================================================
                                                                             422,190,000
========================================================================================

LETTER OF CREDIT ENHANCED-5.93%(H)

422 Capital LLC; Series 2004-A, Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/44        12,000         12,000,000
----------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006, Notes
  (LOC-Wachovia Bank, N.A.)
  5.43%(d)(g)                                  06/01/29         3,000          3,000,000
----------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
  Bonds (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  06/01/17         9,250          9,250,000
----------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.34%(c)(d)(g)                               07/01/26         4,230          4,230,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB, Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  08/01/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

American Association of Retired Persons;
  Series 2001, Floating Rate Notes (LOC-Bank
  of America, N.A.)
  5.31%(d)(g)                                  05/01/31   $    28,700    $    28,700,000
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Development Board;
  Series 2006 A, Refunding
  Taxable IDR (LOC-Allied Irish Banks PLC)
  5.33%(c)(d)(g)                               07/01/26         5,640          5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Bonds
  (LOC-Citizens Bank of Pennsylvania)
  5.38%(d)(g)                                  02/01/15        41,620         41,620,000
----------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  01/01/15        12,750         12,750,000
----------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Bonds (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/08        24,500         24,500,000
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A,
  Taxable RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  09/01/30        13,700         13,700,000
----------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A, Taxable RB
  (LOC-LaSalle Bank, N.A.)
  5.34%(d)(i)                                  02/15/27        17,400         17,400,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I, Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  5.31%(d)(g)                                  12/01/36        61,790         61,790,000
----------------------------------------------------------------------------------------
California (State of) Biola University;
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  5.31%(d)(g)                                  07/01/36        43,400         43,400,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC; Series 2005-B
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  07/01/25   $     1,315    $     1,315,000
----------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(g)                                     06/01/32         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  12/01/12         1,100          1,100,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 1999 F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  12/02/19         7,984          7,984,000
----------------------------------------------------------------------------------------
  Series 2000 B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20         7,239          7,239,000
----------------------------------------------------------------------------------------
  Series 2000 C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  09/01/20         2,537          2,537,000
----------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  09/01/34        18,155         18,155,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  11/01/28         1,995          1,995,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20        11,900         11,900,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments); Series 2006 A, Refunding
  Multi-Family Housing Taxable RB
  (LOC-Federal National Mortgage Association)
  5.30%(d)(g)                                  05/15/36         8,970          8,970,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc.;
  Floating Rate Notes (LOC-Wells Fargo Bank,
  N.A.)
  5.39%(d)(g)                                  02/02/43        14,480         14,480,000
----------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A,
  Taxable RB (LOC-Deutsche Bank A.G.)
  5.38%(c)(d)(g)                               05/01/09        30,190         30,190,000
----------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.43%(d)(g)                                  08/31/16         9,900          9,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004, Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/15   $     8,000    $     8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  07/01/30         5,100          5,100,000
----------------------------------------------------------------------------------------
Folk Financial Services Inc.; Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  5.45%(g)                                     10/15/27           320            320,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  01/01/25        10,745         10,745,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States; Series 2001 A, Taxable
  (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  03/01/33        17,590         17,590,000
----------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.37%(d)(g)                                  03/01/31        18,580         18,580,000
----------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B,
  Refunding RB (LOC-Bank of New York)
  5.31%(d)(g)                                  07/01/35         6,300          6,300,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.33%(d)(g)                                  06/01/25         6,350          6,350,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B, Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  5.31%(d)(g)                                  09/01/31         7,800          7,800,000
----------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  5.38%(d)(g)                                  12/01/39        16,750         16,750,000
----------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003, Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.28%(d)(g)                                  09/01/33         7,270          7,270,000
----------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.34%(d)(g)                                  06/01/26        10,000         10,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B, Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  06/01/20   $       380    $       380,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A,
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $152,050,000)
  5.31%(b)(d)(g)                               02/01/41       152,050        152,050,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/18        55,200         55,200,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  12/01/53         3,575          3,575,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001, Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  5.31%(d)(g)                                  06/01/36        36,300         36,300,000
----------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B, Taxable RB (LOC-Comerica
  Bank)
  5.38%(g)                                     01/01/35         8,810          8,810,000
----------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  5.31%(d)(g)                                  08/01/16         9,660          9,660,000
----------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005, Taxable RB (LOC-Allied Irish Banks
  PLC)
  5.30%(c)(d)(g)                               11/01/35        13,550         13,550,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B, Taxable Refunding
  Limited Obligation RB (LOC-Fifth Third
  Bank)
  5.35%(g)                                     11/01/28         7,760          7,760,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005, Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  10/01/25        21,000         21,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 12/01/04; Cost $7,000,000)
  5.31%(b)(d)(g)                               03/01/19   $     7,000    $     7,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South Project); Series 2005,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 06/01/06; Cost $10,000,000)
  5.31%(b)(d)(g)                               08/01/20        10,000         10,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003, Taxable IDR (LOC-JPMorgan Chase Bank)
  5.34%(d)(g)                                  12/01/27         7,330          7,330,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B,
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  12/01/20         9,000          9,000,000
----------------------------------------------------------------------------------------
Net Magan Two LLC; Series 2006, Taxable Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  04/01/26        15,200         15,200,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Thermal Energy Facilities);
  Series 2001 A, Taxable Marina Energy RB
  (LOC-Wachovia Bank, N.A.)
  5.32%(d)(g)                                  09/01/21         7,700          7,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association of Hunterdon County; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/24         2,305          2,305,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B, Taxable
  RB (LOC-Bank of New York)
  5.20%(d)(g)                                  11/01/37         1,650          1,650,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.33%(d)(g)                                  09/15/07   $     4,600    $     4,600,000
----------------------------------------------------------------------------------------
  Series 2003 H Taxable Service Contract
  Refunding RB (LOC-Dexia Group S.A.)
  5.31%(c)(d)(g)                               09/15/08         7,200          7,200,000
----------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.36%(d)(g)                                  01/01/20         2,110          2,110,000
----------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005, Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/23        11,900         11,900,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  05/01/27         3,270          3,270,000
----------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C, Taxable RB (LOC-Bank of
  America, N.A.)
  5.25%(d)(g)                                  02/15/21         7,500          7,500,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004, Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/14         3,000          3,000,000
----------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000, Floating
  Rate Bonds (LOC-Regions Bank)
  5.35%(d)(g)                                  09/01/20        15,650         15,650,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  5.37%(d)(g)                                  01/01/15         2,800          2,800,000
----------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.40%(d)(j)                                  12/01/25         1,590          1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.28%(d)(g)                                  12/01/22         4,070          4,069,723
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.33%(d)(g)                                  05/01/14        12,930         12,930,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Sabri Arac (The Quarry School); Series 2005,
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  10/01/35   $     7,500    $     7,500,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004, RB (LOC-Bank of America, N.A.)
  5.33%(d)(g)                                  04/01/24         9,530          9,530,000
----------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005, Taxable RB
  (LOC-Allied Irish Banks PLC)
  5.30%(c)(d)(g)                               07/01/33         5,500          5,500,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2002 B Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  11/01/52         9,730          9,730,000
----------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  10/01/53         4,805          4,805,000
----------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.33%(d)(g)                                  07/01/54        10,000         10,000,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  10/01/35        17,600         17,600,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  09/01/17         1,175          1,175,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/26        44,915         44,915,000
----------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004, Taxable
  RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  07/15/26        39,400         39,400,000
----------------------------------------------------------------------------------------
Wake Forest University; Series 1997, Taxable
  RB (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/17         3,400          3,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A, Floating Rate Notes (LOC-Fifth
  Third Bank)
  5.33%(d)(g)                                  05/01/44         9,530          9,530,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D, Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  07/01/25   $     1,900    $     1,900,000
----------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital LLC;
  Series 2003, Taxable RB (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  11/01/23        37,800         37,800,000
========================================================================================
                                                                           1,184,924,723
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,607,114,723)                                                      1,607,114,723
========================================================================================

ASSET-BACKED SECURITIES-6.42%

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-2.03%

Sigma Finance Inc.,
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(b)(c)                                  10/04/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/13/06; Cost $99,990,000)
  5.29%(b)(c)(j)                               03/19/07       100,000         99,994,607
----------------------------------------------------------------------------------------
  (Acquired 06/09/06; Cost $100,000,000)
  5.50%(b)(c)                                  07/11/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $155,000,000)
  5.51%(b)(c)                                  08/13/07       155,000        155,000,000
========================================================================================
                                                                             404,994,607
========================================================================================

DIVERSIFIED BANKS-0.23%

Lothian Mortgages Master Issuer PLC; Series
  2006-1A, Class A1, Floating Rate Bonds
  (Acquired 05/05/06; Cost $45,333,000)
  5.30%(b)(c)(j)                               04/24/07        45,333         45,333,000
========================================================================================

FULLY BACKED-1.39%

RACERS Trust; Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,000,000)
  5.35%(b)(j)                                  01/22/07       279,000        279,000,000
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.52%

Wachovia Asset Securitization Issuance LLC;
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 09/07/05;
  Cost $104,365,715)
  5.31%(b)(j)(k)                               11/25/34   $   104,366    $   104,365,715
========================================================================================

STRUCTURED-2.25%

Granite Master Issuer PLC; Series 2006-1A,
  Class A1, Floating Rate Bonds (Acquired
  01/18/06; Cost $150,000,000)
  5.30%(b)(c)(j)                               01/20/07       150,000        150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgage PLC; Series 12A, Class A1,
  Floating Rate Bonds (Acquired 07/14/06;
  Cost $95,000,000)
  5.31%(b)(c)(k)(l)                            05/17/07        95,000         95,000,000
----------------------------------------------------------------------------------------
Permanent Financing PLC; Series 9A, Class 1A,
  Floating Rate Bonds (Acquired 03/15/06;
  Cost $109,000,000)
  5.34%(b)(c)(j)                               03/10/07       109,000        109,000,000
----------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./Corp.; Series
  2004-1A, Class AMME, Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  5.35%(b)(c)(l)                               09/15/06        95,000         95,000,000
========================================================================================
                                                                             449,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $1,282,693,322)                                                      1,282,693,322
========================================================================================

MASTER NOTE AGREEMENTS-5.11%(M)

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $113,800,000)
  5.43%(b)(d)(i)(n)                                 --        113,800        113,800,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $907,000,000)
  5.44%(b)(d)(i)                               12/06/06       907,000        907,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $1,020,800,000)                                                      1,020,800,000
========================================================================================

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-4.35%

Allstate Life Global Funding Floating Rate
  MTN
  5.32%(j)                                     01/26/07   $    50,000    $    50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN (Acquired 11/18/03; Cost
  $130,000,000)
  5.39%(b)(j)                                  08/16/07       130,000        130,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  5.47%(b)(j)                                  07/06/07       140,000        140,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A.
  Floating Rate MTN (Acquired 06/23/06; Cost
  $100,000,000)
  5.48%(b)(c)(l)                               08/23/07       100,000        100,000,000
----------------------------------------------------------------------------------------
MetLife Global Funding I,
  Floating Rate MTN (Acquired 08/20/03; Cost
  $90,000,000)
  5.39%(b)(j)                                  09/14/07        90,000         90,000,000
----------------------------------------------------------------------------------------
  (Acquired 04/03/03; Cost $149,342,050)
  5.43%(b)(j)                                  08/28/07       149,300        149,317,728
----------------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp.
  Sec. Floating Rate MTN
  5.39%(j)                                     08/01/07        50,000         50,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada
  Floating Rate Yankee MTN
  5.40%(c)(j)                                  06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  Sr. Unsec. Floating Rate MTN (Acquired
  04/14/05; Cost $60,000,000)
  5.32%(b)(c)(j)                               08/21/07        60,000         60,000,000
========================================================================================
    Total Medium-Term Notes (Cost
      $869,317,728)                                                          869,317,728
========================================================================================

PROMISSORY NOTES-4.18%

Goldman Sachs Group, Inc. (The),
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%(b)(o)                                  10/03/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  5.38%(b)(i)(o)                               09/18/06        35,000         35,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.38%(b)(i)(o)                               11/07/06       100,000        100,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

PROMISSORY NOTES-(CONTINUED)

  (Acquired 02/06/06; Cost $200,000,000)
  5.39%(b)(i)(o)                               12/04/06   $   200,000    $   200,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.42%(b)(j)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.43%(b)(i)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.52%(b)(l)(o)                               11/07/06       100,000        100,000,000
========================================================================================
    Total Promissory Notes (Cost
      $835,000,000)                                                          835,000,000
========================================================================================

FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/25/06; Cost $100,000,000)
  5.46%(b)(l)(o)                               08/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/05; Cost $110,000,000)
  5.47%(b)(l)(o)                               11/21/06       110,000        110,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/05/06; Cost $253,000,000)
  5.57%(b)(l)(o)                               04/05/07       253,000        253,000,000
========================================================================================
    Total Funding Agreements (Cost
      $463,000,000)                                                          463,000,000
========================================================================================

TIME DEPOSITS-1.87%

Calyon S.A. (Cayman Islands)
  5.30%(d)                                     09/01/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Dexia Bank S.A. (Belgium)
  5.29%(d)                                     09/01/06       102,000        102,000,000
----------------------------------------------------------------------------------------
Suntrust Bank (Cayman Islands)
  5.30%(d)                                     09/01/06       171,595        171,595,576
========================================================================================
    Total Time Deposits (Cost $373,595,576)                                  373,595,576
========================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

OVERSEAS PRIVATE INVESTMENT CORP.-0.03%

Floating Rate Notes, 5.31%(d)(e)(g)
  (Cost $6,500,000)                            12/31/10         6,500          6,500,000
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.46% (Cost $15,276,559,208)                               15,276,559,208
========================================================================================

LIQUID ASSETS PORTFOLIO

                                                            REPURCHASE
                                                              AMOUNT        VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-24.61%(P)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08) 5.23%, 09/01/06                        1$0,001,453  $ 10,000,000
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35) 5.29%,
  09/01/06                                                  485,071,268   485,000,000
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259; 4.50%-8.13%,
  08/15/21-02/15/36) 5.23%, 09/01/06                        10,001,453     10,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                                           10,001,456     10,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46) 5.28%, 09/01/06                        14,488,997     14,486,872
-------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $656,381,668 (collateralized by U.S.
  Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                                           262,942,590   262,904,104
-------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $225,032,938 (collateralized by U.S.
  Treasury obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%, 09/01/06                                           75,010,979     75,000,000
-------------------------------------------------------------------------------------

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $1,106,165,055 (collateralized by Corporate
  obligations valued at $1,148,417,257;
  0%-7.88%, 09/22/06-12/01/49) 5.37%,
  09/01/06(c)                                             $685,516,331   $   685,414,042
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/07)
  5.24%, 09/01/06                                          10,001,456         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,149,236
  (collateralized by Corporate obligations
  valued at $1,050,000; 0%-7.72%,
  12/20/09-03/15/49) 5.37%, 09/01/06                      516,077,006        516,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066; 3.88%-12.00%,
  08/15/07-08/15/13) 5.23%, 09/01/06                       10,001,453         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $700,102,472 (collateralized
  by U.S. Government obligations valued at
  $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                                         195,028,546        195,000,000
----------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $400,058,556 (collateralized
  by U.S. Government obligations valued at
  $408,004,601; 0%, 11/29/06-06/23/33) 5.27%,
  09/01/06                                                249,036,451        249,000,000
----------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28) 5.24%, 09/01/06                       10,001,456         10,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, maturing value $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,000;
  3.00%-5.00%, 04/15/09-11/01/19) 5.29%,
  09/01/06                                                $200,029,389   $   200,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $600,089,375 (collateralized by Corporate
  obligations valued at $630,000,001;
  5.11%-6.09%, 11/25/35-04/25/36) 5.36%,
  09/01/06(c)                                             299,349,370        299,304,786
----------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,390 (collateralized by U.S.
  Treasury
  obligations valued at $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28) 5.24%,
  09/01/06                                                 10,001,456         10,000,000
----------------------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,667 (collateralized by U.S.
  Government obligations valued at
  $255,000,000; 4.00%-7.00%,
  09/01/17-06/01/36) 5.28%, 09/01/06                      170,024,933        170,000,000
----------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $800,117,333 (collateralized
  by U.S. Government obligations valued at
  $816,006,506; 0%-8.13%, 02/17/09-02/01/37)
  5.28%, 09/01/06                                         606,171,202        606,082,310
----------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                                          10,001,453         10,000,000
----------------------------------------------------------------------------------------
Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                                          10,001,444         10,000,000
----------------------------------------------------------------------------------------

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10) 5.24%,
  09/01/06                                                $10,001,456    $    10,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917
  (collateralized by U.S. Government
  obligations valued at $308,544,973;
  4.38%-5.67%, 10/15/06-07/15/16) 5.27%,
  09/01/06                                                100,014,639        100,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%-5.50%, 09/01/33-04/01/35) 5.28%,
  09/01/06                                                360,052,800        360,000,000
----------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,485;
  0%-9.00%, 01/15/08-07/01/36) 5.29%,
  09/01/06                                                 65,009,551         65,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/06,
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,597; 5.00%-7.00%,
  06/01/18-08/01/36) 5.28%, 09/01/06                      250,036,667        250,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury
  obligations valued at $510,002,402;
  4.38%-12.00%, 11/15/08-08/15/13) 5.23%,
  09/01/06                                                 44,692,059         44,685,567
----------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,663; 4.50%-6.25%,
  07/20/15-02/15/36) 5.28%, 09/01/06                      200,029,333        200,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,074,722 (collateralized
  by $525,000,001; 0%-7.77%,
  06/01/30-07/15/45) 5.38%, 09/01/06                      $39,570,584    $    39,564,671
========================================================================================
    Total Repurchase Agreements (Cost
      $4,917,442,352)                                                      4,917,442,352
========================================================================================
TOTAL INVESTMENTS -101.07% (Cost
  $20,194,001,560)(q)(r)                                                  20,194,001,560
========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.07)%                                       (213,176,148)
========================================================================================
NET ASSETS-100.00%                                                       $19,980,825,412
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $10,949,387,900, which represented 54.80% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.5%; Netherlands: 6.1%; other countries less than 5%:
    13.3%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2006.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(n) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(o) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2006 was $1,298,000,000, which represented 6.50% of the Fund's Net Assets.
(p) Principal amount equals value at period end. See Note 1I.
(q) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,276,559,208)                           $15,276,559,208
------------------------------------------------------------
Repurchase agreements (cost $4,917,442,352)    4,917,442,352
============================================================
    Total investments (cost
      $20,194,001,560)                        20,194,001,560
============================================================
Interest receivable                               76,631,207
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  721,110
------------------------------------------------------------
Other assets                                         156,062
============================================================
    Total assets                              20,271,509,939
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          197,525,324
------------------------------------------------------------
  Dividends                                       89,248,216
------------------------------------------------------------
  Amount due custodian                               151,411
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,053,379
------------------------------------------------------------
Accrued distribution fees                            675,453
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            47,069
------------------------------------------------------------
Accrued transfer agent fees                          222,043
------------------------------------------------------------
Accrued operating expenses                           761,632
============================================================
    Total liabilities                            290,684,527
============================================================
Net assets applicable to shares outstanding  $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $19,979,942,922
------------------------------------------------------------
Undistributed net investment income                2,058,268
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,175,778)
============================================================
                                             $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,058,663,790
____________________________________________________________
============================================================
Private Investment Class                     $   980,680,864
____________________________________________________________
============================================================
Personal Investment Class                    $    64,434,095
____________________________________________________________
============================================================
Cash Management Class                        $ 2,713,882,007
____________________________________________________________
============================================================
Reserve Class                                $    17,423,930
____________________________________________________________
============================================================
Resource Class                               $ 1,089,106,989
____________________________________________________________
============================================================
Corporate Class                              $    56,633,737
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,057,862,078
____________________________________________________________
============================================================
Private Investment Class                         980,689,765
____________________________________________________________
============================================================
Personal Investment Class                         64,436,249
____________________________________________________________
============================================================
Cash Management Class                          2,713,813,934
____________________________________________________________
============================================================
Reserve Class                                     17,428,040
____________________________________________________________
============================================================
Resource Class                                 1,089,107,807
____________________________________________________________
============================================================
Corporate Class                                   56,604,547
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $916,874,178
==========================================================================
EXPENSES:

Advisory fees                                                   29,796,541
--------------------------------------------------------------------------
Administrative services fees                                     1,105,931
--------------------------------------------------------------------------
Custodian fees                                                     846,529
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       5,034,691
--------------------------------------------------------------------------
  Personal Investment Class                                        553,477
--------------------------------------------------------------------------
  Cash Management Class                                          2,922,764
--------------------------------------------------------------------------
  Reserve Class                                                    580,623
--------------------------------------------------------------------------
  Resource Class                                                 1,963,216
--------------------------------------------------------------------------
  Corporate Class                                                  190,325
--------------------------------------------------------------------------
Transfer agent fees                                              2,833,511
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          534,130
--------------------------------------------------------------------------
Other                                                            1,573,809
==========================================================================
    Total expenses                                              47,935,547
==========================================================================
Less: Fees waived                                              (15,657,747)
==========================================================================
    Net expenses                                                32,277,800
==========================================================================
Net investment income                                          884,596,378
==========================================================================
Net realized gain from investment securities                       911,060
==========================================================================
Net increase in net assets resulting from operations          $885,507,438
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006               2005
------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $   884,596,378    $   445,613,914
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 911,060           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          885,507,438        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (639,998,716)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (42,306,265)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,936,707)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (127,479,313)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,939,893)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (42,131,448)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (27,804,036)        (1,786,918)
================================================================================================
    Total distributions from net investment income               (884,596,378)      (445,613,914)
================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (478,590)                --
------------------------------------------------------------------------------------------------
  Private Investment Class                                            (33,284)                --
------------------------------------------------------------------------------------------------
  Personal Investment Class                                            (1,910)                --
------------------------------------------------------------------------------------------------
  Cash Management Class                                               (76,508)                --
------------------------------------------------------------------------------------------------
  Reserve Class                                                          (538)                --
------------------------------------------------------------------------------------------------
  Resource Class                                                      (32,914)                --
------------------------------------------------------------------------------------------------
  Corporate Class                                                      (1,728)                --
================================================================================================
    Total distributions from net realized gains                      (625,472)                --
================================================================================================
    Decrease in net assets resulting from distributions          (885,221,850)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,776,520,511     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        171,846,264       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        18,242,840         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (695,502,781)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (110,822,387)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                  186,260,377        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                (409,826,741)       466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         1,936,718,083     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       1,937,003,671     (1,868,307,533)
================================================================================================

NET ASSETS:

  Beginning of year                                            18,043,821,741     19,912,129,274
================================================================================================
  End of year (including undistributed net investment income
    of $2,058,268 and $2,683,741, respectively)               $19,980,825,412    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

LIQUID ASSETS PORTFOLIO

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $12,836,243.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $1,105,931.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $2,830,660.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $3,020,815, $405,883, $2,338,211, $505,142, $1,963,216 and $190,325,
respectively, after FMC waived Plan fees of $2,013,876, $147,594, $584,553 and $75,481, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $76,446 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

LIQUID ASSETS PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $885,221,850    $445,613,914
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
-------------------------------------------------------------------------------
Undistributed ordinary income                                   $     3,827,343
-------------------------------------------------------------------------------
Temporary book/tax differences                                       (1,769,075)
-------------------------------------------------------------------------------
Capital loss carryforward                                            (1,175,778)
-------------------------------------------------------------------------------
Shares of beneficial interest                                    19,979,942,922
===============================================================================
  Total net assets                                              $19,980,825,412
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $874,013 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $ 1,175,778
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2006, undistributed net investment income was decreased by $625,473, undistributed net realized gain (loss) was increased by $625,473. This reclassification had no effect on the net assets of the Fund.

LIQUID ASSETS PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2006(A)                                   2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               235,557,317,240    $ 235,557,317,240     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           12,809,831,465       12,809,831,465       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           1,080,146,099        1,080,146,099         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              50,246,286,171       50,246,286,171      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         213,645,752          213,645,752         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,216,417,009        8,216,417,009      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 12,038,432,670       12,038,432,670       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   308,390,126          308,390,126         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               23,640,815           23,640,815           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,430,778            1,430,778             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  82,949,222           82,949,222          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           2,069,873            2,069,873           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         37,352,491           37,352,491          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     13,737,375           13,737,375             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (233,089,186,855)    (233,089,186,855)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (12,661,626,016)     (12,661,626,016)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (1,063,334,037)      (1,063,334,037)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (51,024,738,174)     (51,024,738,174)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (326,538,012)        (326,538,012)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,067,509,123)      (8,067,509,123)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                (12,461,996,786)     (12,461,996,786)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      1,936,718,083    $   1,936,718,083      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 19% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
     In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

LIQUID ASSETS PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CASH MANAGEMENT CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2006             2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04             0.02          0.01          0.01          0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                      (0.00)           (0.00)        (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations                              0.04             0.02          0.01          0.01          0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)           (0.02)        (0.01)        (0.01)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)              --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                          (0.04)           (0.02)        (0.01)        (0.01)        (0.02)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   4.48%            2.42%         0.97%         1.24%         2.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $2,713,882       $3,409,326    $4,341,262    $4,473,591    $5,760,074
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.20%         0.20%         0.19%         0.19%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.28%(b)         0.29%         0.28%         0.27%         0.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              4.42%(b)         2.36%         0.96%         1.26%         2.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $2,922,764,131.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-67.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/ LEASES-2.37%

Fountain Square Commercial Funding Corp.
  (Acquired 08/30/06; Cost $49,780,833)
  5.26%(b)                                     09/29/06   $     50,000   $   49,795,445
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $30,873,927)
  5.37%(b)                                     09/15/06         31,134       31,068,982
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $19,249,268)
  5.37%(b)                                     09/19/06         19,391       19,338,935
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $40,435,516)
  5.37%(b)                                     09/25/06         40,770       40,624,043
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $45,969,814)
  5.37%(b)                                     09/28/06         46,371       46,184,241
=======================================================================================
                                                                            187,011,646
=======================================================================================

ASSET-BACKED SECURITIES- CONSUMER RECEIVABLES-5.94%

Old Line Funding, LLC
  (Acquired 08/18/06; Cost $25,566,270)
  5.26%(b)                                     09/12/06         25,660       25,618,759
---------------------------------------------------------------------------------------
  (Acquired 08/24/06; Cost $25,001,877)
  5.26%(b)                                     10/16/06         25,197       25,031,330
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $69,500,667)
  5.35%(b)                                     09/07/06         70,000       69,937,583
---------------------------------------------------------------------------------------
  (Acquired 07/20/06; Cost $49,650,111)
  5.36%(b)                                     09/05/06         50,000       49,970,222
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  (Acquired 08/11/06; Cost $38,811,833)
  5.26%(b)                                     09/20/06         39,040       38,931,621
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,327,889)
  5.26%(b)                                     10/03/06        100,000       99,532,444
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $33,720,747)
  5.26%(b)                                     10/10/06         34,000       33,805,520
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-(CONTINUED)

  (Acquired 08/09/06; Cost $23,950,599)
  5.27%(b)                                     10/03/06   $     24,145   $   24,031,894
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $46,662,866)
  5.27%(b)                                     10/05/06         47,000       46,766,071
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $15,074,151)
  5.28%(b)                                     10/06/06         15,190       15,112,025
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $28,744,483)
  5.35%(b)                                     09/05/06         28,951       28,933,790
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $11,824,883)
  5.36%(b)                                     09/07/06         11,910       11,899,360
=======================================================================================
                                                                            469,570,619
=======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-8.38%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 08/30/06; Cost
  $36,597,754)
  5.27%(b)                                     09/21/06         36,716       36,608,504
---------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.) (Acquired 08/29/06; Cost
  $74,615,729)
  5.27%(b)                                     10/03/06         75,000       74,648,667
---------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC
  Series A (Multi CEP's-Liberty Hampshire
  Co., LLC; agent) (Acquired 07/19/06; Cost
  $80,185,945)
  5.36%(b)                                     09/12/06         80,848       80,715,589
---------------------------------------------------------------------------------------
Long Lane Master Trust IV
  Series A (CEP-Bank of America Corp.)
  (Acquired 08/29/06; Cost $49,780,417)
  5.27%(b)                                     09/28/06         50,000       49,802,375
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $50,223,046)
  5.27%(b)                                     09/29/06         50,452       50,245,203
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/18/06; Cost $49,758,917)
  5.26%(b)                                     09/20/06   $     50,000   $   49,861,194
---------------------------------------------------------------------------------------
  (Acquired 08/30/06; Cost $74,615,729)
  5.27%(b)                                     10/04/06         75,000       74,637,687
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $74,604,750)
  5.27%(b)                                     10/06/06         75,000       74,615,729
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,792,722)
  5.33%(b)                                     09/01/06         50,000       50,000,000
---------------------------------------------------------------------------------------
Three Rivers Funding Corp. (CEP-Mellon Bank,
  N.A.)
  (Acquired 08/16/06; Cost $50,000,745)
  5.26%(b)                                     09/18/06         50,243       50,118,202
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $31,894,729)
  5.27%(b)                                     09/26/06         32,026       31,908,794
---------------------------------------------------------------------------------------
Triple-A One Funding Corp., (CEP-MBIA
  Insurance Corp.)
  (Acquired 08/30/06; Cost $11,986,144)
  5.27%(b)                                     10/26/06         12,087       11,989,683
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $27,179,553)
  5.33%(b)                                     09/06/06         27,313       27,292,781
=======================================================================================
                                                                            662,444,408
=======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-24.43%

Atlantic Asset Securitization Corp.
  (Acquired 07/19/06; Cost $11,478,230)
  5.36%(b)                                     09/12/06         11,573       11,554,046
---------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 08/10/06; Cost $49,802,750)
  5.26%(b)                                     09/06/06         50,000       49,963,472
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $74,389,596)
  5.26%(b)                                     10/04/06         74,915       74,553,785
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $99,196,389)
  5.26%(b)                                     10/05/06        100,000       99,503,222
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 08/28/06; Cost $29,806,767)
  5.27%(b)                                     10/11/06   $     30,000   $   29,824,333
---------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $59,565,533)
  5.32%(b)                                     09/26/06         60,000       59,778,333
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,316,389)
  5.35%(b)                                     09/08/06        100,000       99,895,972
---------------------------------------------------------------------------------------
  (Acquired 07/17/06; Cost $90,166,062)
  5.35%(b)                                     09/13/06         90,950       90,787,806
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $96,963,885)
  5.35%(b)                                     09/07/06         97,500       97,413,063
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  5.26%                                        10/02/06        150,000      149,320,583
---------------------------------------------------------------------------------------
  5.27%                                        10/16/06        100,000       99,341,250
---------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/09/06; Cost $45,455,687)
  5.26%(b)                                     09/25/06         45,770       45,609,500
---------------------------------------------------------------------------------------
  (Acquired 08/10/06; Cost $24,828,319)
  5.26%(b)                                     09/26/06         25,000       24,908,681
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $40,521,725)
  5.26%(b)                                     10/05/06         40,850       40,647,066
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $34,733,067)
  5.28%(b)                                     10/06/06         35,000       34,820,333
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,637,264)
  5.33%(b)                                     09/22/06         50,000       49,844,542
---------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $49,628,472)
  5.35%(b)                                     09/13/06         50,000       49,910,833
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $99,166,222)
  5.36%(b)                                     09/13/06        100,000       99,821,333
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $8,623,575)
  5.36%(b)                                     09/18/06          8,700        8,677,979
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $40,552,895)
  5.36%(b)                                     09/19/06         40,900       40,790,388
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/22/06; Cost $46,417,184)
  5.27%(b)                                     10/12/06         46,766       46,485,580
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp.
  (Acquired 08/10/06; Cost $20,137,311)
  5.26%(b)                                     09/08/06   $     20,223   $   20,202,317
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $89,925,195)
  5.26%(b)                                     10/10/06         90,627       90,110,577
---------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC
  (Acquired 08/10/06; Cost $15,600,615)
  5.26%(b)                                     09/08/06         15,667       15,650,976
---------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $51,417,817)
  5.26%(b)                                     10/04/06         51,842       51,592,035
---------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/11/06; Cost $99,327,889)
  5.26%(b)                                     09/26/06        100,000       99,634,722
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,360,972)
  5.35%(b)                                     09/05/06        100,000       99,940,556
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $99,390,694)
  5.35%(b)                                     09/11/06        100,000       99,851,389
---------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  (Acquired 08/21/06; Cost $99,561,667)
  5.26%(b)                                     09/20/06        100,000       99,722,389
---------------------------------------------------------------------------------------
Yorktown Capital LLC
  5.35%                                        09/14/06         50,000       49,903,403
=======================================================================================
                                                                          1,930,060,464
=======================================================================================

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-7.47%

Galaxy Funding Inc.
  (Acquired 08/29/06; Cost $14,872,883)
  5.26%(b)                                     10/26/06         15,000       14,879,458
---------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.
  (Acquired 08/17/06; Cost $64,695,511)
  5.27%(b)                                     09/18/06         65,000       64,838,240
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $49,780,417)
  5.27%(b)                                     09/21/06         50,000       49,853,611
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06        100,444      100,134,926
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.
  Series 2005-I
  (Acquired 08/24/06; Cost $85,728,058)
  5.28%(b)                                     09/27/06   $     86,145   $   85,816,500
---------------------------------------------------------------------------------------
  (Acquired 08/14/06; Cost $138,802,300)
  5.31%(b)                                     10/11/06        140,000      139,174,000
---------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/29/06; Cost $49,955,226)
  5.28%(b)                                     09/28/06         50,176       49,977,303
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $9,948,667)
  5.28%(b)                                     10/05/06         10,000        9,950,133
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $39,794,472)
  5.29%(b)                                     09/19/06         40,000       39,894,300
---------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 08/10/06; Cost $35,243,496)
  5.27%(b)                                     09/15/06         35,425       35,352,399
=======================================================================================
                                                                            589,870,870
=======================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-1.01%

Ciesco, LLC
  (Acquired 08/30/06; Cost $29,793,983)
  5.26%(b)                                     10/16/06         30,000       29,802,750
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $49,642,028)
  5.26%(b)                                     10/17/06         50,000       49,663,944
=======================================================================================
                                                                             79,466,694
=======================================================================================

CONSUMER FINANCE-4.10%

Toyota Motor Credit Corp.
  5.25%                                        09/25/06        100,000       99,650,000
---------------------------------------------------------------------------------------
  5.25%                                        09/27/06        125,000      124,526,042
---------------------------------------------------------------------------------------
  5.26%                                        10/12/06        100,000       99,400,944
=======================================================================================
                                                                            323,576,986
=======================================================================================

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

DIVERSIFIED BANKS-7.50%

Bank of America Corp.
  5.28%                                        10/13/06   $    150,000   $  149,076,875
---------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.26%                                        10/06/06         70,000       69,642,028
---------------------------------------------------------------------------------------
  5.27%                                        09/21/06        100,000       99,707,222
---------------------------------------------------------------------------------------
  5.31%                                        09/18/06        100,000       99,749,250
---------------------------------------------------------------------------------------
  5.35%                                        09/14/06        125,000      124,758,507
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.25%                                        09/29/06         50,000       49,795,833
=======================================================================================
                                                                            592,729,715
=======================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.26%                                        09/29/06        100,000       99,590,889
=======================================================================================

INVESTMENT BANKING & BROKERAGE-1.90%

Bear, Stearns & Co., Inc.
  5.27%                                        09/11/06         75,000       74,890,208
---------------------------------------------------------------------------------------
  5.31%                                        09/12/06         75,000       74,878,313
=======================================================================================
                                                                            149,768,521
=======================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.16%

General Electric Capital Corp.
  5.34%                                        09/06/06        100,000       99,925,833
---------------------------------------------------------------------------------------
  5.35%                                        09/15/06        150,000      149,687,917
=======================================================================================
                                                                            249,613,750
=======================================================================================
    Total Commercial Paper (Cost
      $5,333,704,562)                                                     5,333,704,562
=======================================================================================

MASTER NOTE AGREEMENTS-9.30%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  5.43%(b)(c)(d)(e)                                 --         335,000      335,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $400,000,000)
  5.44%(b)(c)(d)                               12/06/06        400,000      400,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $735,000,000)                                                         735,000,000
=======================================================================================

CERTIFICATE OF DEPOSIT-1.26%

Wells Fargo Bank, N.A.
  5.26%
  (Cost $100,000,000)                          09/28/06        100,000      100,000,000
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-1.13%

FEDERAL HOME LOAN BANK (FHLB)-1.13%

Unsec. Disc. Notes,
  4.98%(a)(c)
  (Cost $89,211,000)                           09/01/06   $     89,211   $   89,211,000
=======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-79.21% (Cost $6,257,915,562)                                6,257,915,562
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-21.20%(F)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35)
  5.29%, 09/01/06                               375,055,104      375,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46)
  5.28%, 09/01/06                               485,585,336      485,513,128
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,073,472 (collateralized
  by U.S. Government obligations valued at
  $510,002,603; 0%-6.30%, 09/21/06-05/25/35)
  5.29%, 09/01/06                               245,036,001      245,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $275,040,257 (collateralized by U.S.
  Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                               124,018,152      124,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,800; 3.63%-7.25%,
  01/15/10-02/15/26)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-
  07/15/16)
  5.27%, 09/01/06                              $ 49,007,173   $   49,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                                49,007,173       49,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                              $ 50,007,320   $   50,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $1,674,513,128)                                          1,674,513,128
============================================================================
TOTAL INVESTMENTS-100.41%
  (Cost $7,932,428,690)(g)(h)                                  7,932,428,690
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,469,635)
============================================================================
NET ASSETS-100.00%                                            $7,899,959,055
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:
(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $4,354,859,466, which represented 55.13% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 1I.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   Entities                               Percentage
   -------------------------------------------------
   Merrill Lynch & Co.                        5.1%
   -------------------------------------------------
   MBIA Insurance Corp.                       5.1
   -------------------------------------------------
   Corporate Receivables Corp.                5.0
   -------------------------------------------------
   Other Entities Less than 5%               64.0
   -------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $6,257,915,562)                       $6,257,915,562
------------------------------------------------------------
Repurchase agreements (cost $1,674,513,128)    1,674,513,128
============================================================
    Total investments (cost $7,932,428,690)    7,932,428,690
============================================================
Cash                                                 537,504
------------------------------------------------------------
Interest receivable                                1,974,393
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               382,058
------------------------------------------------------------
Other assets                                         242,275
============================================================
    Total assets                               7,935,564,920
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       33,942,532
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 954,141
------------------------------------------------------------
Accrued distribution fees                            485,381
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            18,603
------------------------------------------------------------
Accrued transfer agent fees                           60,734
------------------------------------------------------------
Accrued operating expenses                           144,474
============================================================
    Total liabilities                             35,605,865
============================================================
Net assets applicable to shares outstanding   $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,899,183,740
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,723,581,759
____________________________________________________________
============================================================
Private Investment Class                      $  591,306,048
____________________________________________________________
============================================================
Personal Investment Class                     $  299,205,254
____________________________________________________________
============================================================
Cash Management Class                         $1,378,963,716
____________________________________________________________
============================================================
Reserve Class                                 $   55,891,911
____________________________________________________________
============================================================
Resource Class                                $  325,328,483
____________________________________________________________
============================================================
Corporate Class                               $  525,681,884
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,724,130,288
____________________________________________________________
============================================================
Private Investment Class                         591,410,699
____________________________________________________________
============================================================
Personal Investment Class                        299,159,759
____________________________________________________________
============================================================
Cash Management Class                          1,379,029,281
____________________________________________________________
============================================================
Reserve Class                                     55,900,638
____________________________________________________________
============================================================
Resource Class                                   325,301,173
____________________________________________________________
============================================================
Corporate Class                                  525,681,886
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $357,215,045
==========================================================================

EXPENSES:

Advisory fees                                                   11,529,681
--------------------------------------------------------------------------
Administrative services fees                                       740,594
--------------------------------------------------------------------------
Custodian fees                                                     323,263
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,702,340
--------------------------------------------------------------------------
  Personal Investment Class                                      1,489,927
--------------------------------------------------------------------------
  Cash Management Class                                          1,100,191
--------------------------------------------------------------------------
  Reserve Class                                                    584,640
--------------------------------------------------------------------------
  Resource Class                                                   738,592
--------------------------------------------------------------------------
  Corporate Class                                                   64,794
--------------------------------------------------------------------------
Transfer agent fees                                              1,073,970
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          207,591
--------------------------------------------------------------------------
Other                                                              766,951
==========================================================================
    Total expenses                                              21,322,534
==========================================================================
Less: Fees waived                                               (7,331,572)
==========================================================================
    Net expenses                                                13,990,962
==========================================================================
Net investment income                                          343,224,083
==========================================================================
Net increase in net assets resulting from operations          $343,224,083
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  343,224,083    $  178,072,841
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (234,363,354)     (132,543,246)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (22,943,890)      (10,087,540)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (8,010,719)       (2,686,889)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (49,228,142)      (26,260,251)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,108,618)       (1,179,613)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (16,193,048)       (4,869,787)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (10,376,312)         (445,515)
==============================================================================================
    Decrease in net assets resulting from distributions         (343,224,083)     (178,072,841)
==============================================================================================
Share transactions-net:
  Institutional Class                                            156,376,625      (471,754,840)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        34,597,047       163,089,734
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      136,456,690        50,823,802
----------------------------------------------------------------------------------------------
  Cash Management Class                                          469,909,700       338,989,930
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (10,802,596)      (41,624,169)
----------------------------------------------------------------------------------------------
  Resource Class                                                  53,456,001       120,089,040
----------------------------------------------------------------------------------------------
  Corporate Class                                                471,719,805        53,962,081
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,311,713,272       213,575,578
==============================================================================================
    Net increase in net assets                                 1,311,713,272       213,575,578
==============================================================================================

NET ASSETS:

  Beginning of year                                            6,588,245,783     6,374,670,205
==============================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $7,899,959,055    $6,588,245,783
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

STIC PRIME PORTFOLIO

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $5,409,562.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $740,594.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $1,073,948.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,621,404, $1,092,613, $880,153, $508,637,
$590,873 and $64,794, respectively, after FMC waived Plan fees of $1,080,936, $397,314, $220,038, $76,003, $147,719 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

STIC PRIME PORTFOLIO


    During the year ended August 31, 2006, the Fund paid legal fees of $31,632 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                      2006              2005
-------------------------------------------------
Distributions
  paid from
  ordinary
  income          $343,224,083      $178,072,841
_________________________________________________
=================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                      2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                    $    1,610,921
--------------------------------------------------------------------------------
Temporary book/tax differences                                         (831,673)
--------------------------------------------------------------------------------
Capital loss carryforward                                                (3,933)
--------------------------------------------------------------------------------
Shares of beneficial interest                                     7,899,183,740
================================================================================
  Total net assets                                               $7,899,959,055
________________________________________________________________________________
================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
  Total capital loss carryforward                                  $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

STIC PRIME PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                     CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                             --------------------------------------------------------------------------
                                           2006(A)                                 2005
                             -----------------------------------    -----------------------------------
                                 SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         33,727,337,322    $ 33,727,337,322     38,044,055,385    $ 38,044,055,385
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                      6,975,212,707       6,975,212,707      3,734,409,091       3,734,409,091
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                      2,420,656,917       2,420,656,917      1,862,479,095       1,862,479,095
-------------------------------------------------------------------------------------------------------
  Cash Management Class        7,143,960,542       7,143,960,542     11,166,697,981      11,166,697,981
-------------------------------------------------------------------------------------------------------
  Reserve Class                  668,911,725         668,911,725        966,008,702         966,008,702
-------------------------------------------------------------------------------------------------------
  Resource Class               1,598,272,098       1,598,272,098        919,164,686         919,164,686
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)           4,332,035,717       4,332,035,717        107,506,448         107,506,448
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             37,481,766          37,481,766         12,876,809          12,876,809
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                         12,775,508          12,775,508          3,625,287           3,625,287
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                          5,098,789           5,098,789          1,784,833           1,784,833
-------------------------------------------------------------------------------------------------------
  Cash Management Class           26,506,712          26,506,712          8,835,534           8,835,534
-------------------------------------------------------------------------------------------------------
  Reserve Class                    1,760,454           1,760,454          1,038,031           1,038,031
-------------------------------------------------------------------------------------------------------
  Resource Class                  10,200,599          10,200,599          2,753,464           2,753,464
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)               5,381,192           5,381,192            281,276             281,276
=======================================================================================================
Reacquired:
  Institutional Class        (33,608,442,463)    (33,608,442,463)   (38,528,687,034)    (38,528,687,034)
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                     (6,953,391,168)     (6,953,391,168)    (3,574,944,644)     (3,574,944,644)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                     (2,289,299,016)     (2,289,299,016)    (1,813,440,126)     (1,813,440,126)
-------------------------------------------------------------------------------------------------------
  Cash Management Class       (6,700,557,554)     (6,700,557,554)   (10,836,543,585)    (10,836,543,585)
-------------------------------------------------------------------------------------------------------
  Reserve Class                 (681,474,775)       (681,474,775)    (1,008,670,902)     (1,008,670,902)
-------------------------------------------------------------------------------------------------------
  Resource Class              (1,555,016,696)     (1,555,016,696)      (801,829,110)       (801,829,110)
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)          (3,865,697,104)     (3,865,697,104)       (53,825,643)        (53,825,643)
=======================================================================================================
                               1,311,713,272    $  1,311,713,272        213,575,578    $    213,575,578
_______________________________________________________________________________________________________
=======================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
       In addition, 13% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

STIC PRIME PORTFOLIO


NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CASH MANAGEMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                 2006            2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.04           0.02        0.01        0.01        0.02
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities                                    --             --       (0.00)         --       (0.00)
===========================================================================================================================
    Total from investment operations                                0.04           0.02        0.01        0.01        0.02
===========================================================================================================================
Less dividends from net investment income                          (0.04)         (0.02)      (0.01)      (0.01)      (0.02)
===========================================================================================================================
Net asset value, end of period                                $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                     4.51%          2.44%       0.94%       1.19%       1.93%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,378,964       $909,054    $570,064    $536,685    $974,016
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.20%(b)       0.20%       0.20%       0.18%       0.18%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.29%(b)       0.29%       0.29%       0.28%       0.24%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets                4.45%(b)       2.40%       0.93%       1.20%       1.97%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,100,190,815.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-27.87%

FEDERAL FARM CREDIT BANK-2.67%

Floating Rate Bonds,
  5.26%(a)                                     08/01/07   $    90,000    $   89,984,034
=======================================================================================

FEDERAL HOME LOAN BANK (FHLB)-4.54%

Unsec. Bonds,
  4.95%                                        09/29/06        18,980        18,980,000
---------------------------------------------------------------------------------------
  5.00%                                        09/29/06        20,000        20,000,000
---------------------------------------------------------------------------------------
  5.55%                                        08/08/07        44,000        43,991,756
---------------------------------------------------------------------------------------
  5.51%                                        09/05/07        45,000        45,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                                        12/20/06        25,000        24,907,587
=======================================================================================
                                                                            152,879,343
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-10.10%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs., 5.33%(b)(c)                           10/15/45        11,903        11,903,841
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(d)
  4.80%                                        09/19/06        40,000        39,904,000
---------------------------------------------------------------------------------------
  4.58%                                        10/23/06        30,000        29,801,533
---------------------------------------------------------------------------------------
  5.01%                                        11/14/06        50,600        50,078,904
---------------------------------------------------------------------------------------
  4.75%                                        12/15/06        11,839        11,674,981
---------------------------------------------------------------------------------------
  4.73%                                        12/29/06        25,000        24,609,035
---------------------------------------------------------------------------------------
  5.02%                                        01/18/07        30,000        29,418,285
---------------------------------------------------------------------------------------
  4.98%                                        04/17/07        20,000        19,369,200
---------------------------------------------------------------------------------------
  4.99%                                        05/01/07        25,000        24,161,403
---------------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.18%(a)                                     09/27/07        75,000        74,959,462
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07        25,000        24,678,243
=======================================================================================
                                                                            340,558,887
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-10.38%

Unsec. Disc. Notes,(d)
  4.47%                                        09/01/06   $    20,000    $   20,000,000
---------------------------------------------------------------------------------------
  4.77%                                        09/13/06        33,333        33,280,000
---------------------------------------------------------------------------------------
  4.96%                                        10/04/06        17,924        17,842,588
---------------------------------------------------------------------------------------
  4.93%                                        10/11/06        30,000        29,835,667
---------------------------------------------------------------------------------------
  4.99%                                        10/25/06        40,000        39,700,540
---------------------------------------------------------------------------------------
  4.54%                                        10/27/06        50,000        49,646,889
---------------------------------------------------------------------------------------
  5.10%                                        11/22/06        25,000        24,709,583
---------------------------------------------------------------------------------------
  5.26%                                        01/17/07        40,000        39,194,080
---------------------------------------------------------------------------------------
  5.10%                                        02/23/07        62,400        60,852,699
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.55%                                        01/12/07        35,000        34,782,138
=======================================================================================
                                                                            349,844,184
=======================================================================================

OVERSEAS PRIVATE
  INVESTMENT CORP.-0.18%

Gtd. Floating Rate Notes, 5.31%(b)(c)          11/21/07         6,157         6,157,000
=======================================================================================
TOTAL INVESTMENTS
  (excluding Repurchase Agreements)-27.87%
  (Cost $939,423,448)                                                       939,423,448
=======================================================================================



                                                           REPURCHASE
                                                             AMOUNT
---------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-73.83%(E)

ABN AMRO Bank N.V., Joint agreement dated 08/31/06,
  aggregate maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                                         150,022,196       150,000,000
---------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated 08/31/06,
  aggregate maturing value $656,381,668 (collateralized
  by U.S. Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                                         389,877,385       389,820,319
---------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement with no
  specific maturity date (collateralized by U.S.
  Government obligations valued at $332,762,117;
  0%-6.75%, 09/01/06-06/27/36)
  5.27%(f)                                                         --       100,000,000
---------------------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT          VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Joint agreement dated
08/31/06, aggregate maturing value $225,032,938
(collateralized by U.S. Government obligations valued
at $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
5.27%, 09/01/06                                           150,021,958       150,000,000
---------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement dated
  08/31/06, aggregate maturing value $250,036,597
  (collateralized by U.S. Government obligations valued
  at $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                                         150,021,958       150,000,000
---------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement dated
  08/31/06, aggregate maturing value $700,102,472
  (collateralized by U.S. Government obligations valued
  at $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                                         500,073,194       500,000,000
---------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint agreement
  dated 08/31/06, aggregate maturing value $400,058,556
  (collateralized by U.S. Government obligations valued
  at $408,004,601; 0%, 11/29/06-06/23/33)
  5.27%, 09/01/06                                         150,021,958       150,000,000
---------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement dated
  08/31/06, aggregate maturing value $150,022,000
  (collateralized by U.S. Government obligations valued
  at $153,000,046; 0%-5.25%, 09/11/06-08/25/16)
  5.28%, 09/01/06                                         149,021,853       149,000,000
---------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated 08/31/06,
  aggregate maturing value $275,040,257 (collateralized
  by U.S. Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                                         150,021,958       150,000,000
---------------------------------------------------------------------------------------

                                                           REPURCHASE
                                                             AMOUNT          VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Joint agreement dated 08/31/06,
  aggregate maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at $255,000,800;
  3.63%-7.25%, 01/15/10-02/15/26)
  5.27%, 09/01/06                                         150,021,958       150,000,000
---------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated 08/31/06,
  aggregate maturing value $300,043,917 (collateralized
  by U.S. Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-07/15/16)
  5.27%, 09/01/06                                         150,021,958       150,000,000
---------------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated 08/31/06,
  aggregate maturing value $200,029,278 (collateralized
  by U.S. Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                                         150,021,958       150,000,000
---------------------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated 08/31/06,
  aggregate maturing value $200,029,278 (collateralized
  by U.S. Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                                         150,021,958       150,000,000
=======================================================================================
    Total Repurchase Agreements (Cost $2,488,820,319)
                                                                          2,488,820,319
=======================================================================================
TOTAL INVESTMENTS-101.70% (Cost $3,428,243,767)(g)
                                                                          3,428,243,767
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(1.70)%                                       (57,042,907)
=======================================================================================
NET ASSETS-100.00%                                                       $3,371,200,860
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(b) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(c) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) Principal amount equals value at period end. See Note 1I.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $939,423,448)                         $  939,423,448
------------------------------------------------------------
Repurchase agreements (cost $2,488,820,319)    2,488,820,319
============================================================
    Total investments (cost $3,428,243,767)    3,428,243,767
============================================================
Receivables for:
  Interest                                         2,598,322
------------------------------------------------------------
  Fund expenses absorbed                              28,681
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                93,625
------------------------------------------------------------
Other assets                                          89,164
============================================================
    Total assets                               3,431,053,559
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                10,934
------------------------------------------------------------
  Investments purchased                           45,000,000
------------------------------------------------------------
  Dividends                                       14,244,713
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 234,684
------------------------------------------------------------
Accrued distribution fees                            247,264
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             8,900
------------------------------------------------------------
Accrued transfer agent fees                           25,695
------------------------------------------------------------
Accrued operating expenses                            80,509
============================================================
    Total liabilities                             59,852,699
============================================================
Net assets applicable to shares outstanding   $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,370,981,865
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (24,788)
============================================================
                                              $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,812,270,809
____________________________________________________________
============================================================
Private Investment Class                      $  518,524,077
____________________________________________________________
============================================================
Personal Investment Class                     $   39,599,480
____________________________________________________________
============================================================
Cash Management Class                         $  656,356,304
____________________________________________________________
============================================================
Reserve Class                                 $   21,888,985
____________________________________________________________
============================================================
Resource Class                                $  293,839,460
____________________________________________________________
============================================================
Corporate Class                               $   28,721,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,812,179,753
____________________________________________________________
============================================================
Private Investment Class                         518,491,964
____________________________________________________________
============================================================
Personal Investment Class                         39,597,170
____________________________________________________________
============================================================
Cash Management Class                            656,322,316
____________________________________________________________
============================================================
Reserve Class                                     21,888,198
____________________________________________________________
============================================================
Resource Class                                   293,818,282
____________________________________________________________
============================================================
Corporate Class                                   28,719,414
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $123,802,178
==========================================================================

EXPENSES:

Advisory fees                                                    2,711,936
--------------------------------------------------------------------------
Administrative services fees                                       562,552
--------------------------------------------------------------------------
Custodian fees                                                     121,165
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,987,864
--------------------------------------------------------------------------
  Personal Investment Class                                        230,945
--------------------------------------------------------------------------
  Cash Management Class                                            512,952
--------------------------------------------------------------------------
  Reserve Class                                                    132,971
--------------------------------------------------------------------------
  Resource Class                                                   520,086
--------------------------------------------------------------------------
  Corporate Class                                                   16,074
--------------------------------------------------------------------------
Transfer agent fees                                                372,957
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           84,307
--------------------------------------------------------------------------
Other                                                              387,274
==========================================================================
    Total expenses                                               8,641,083
==========================================================================
Less: Fees waived                                               (2,464,826)
==========================================================================
    Net expenses                                                 6,176,257
==========================================================================
Net investment income                                          117,625,921
==========================================================================
Net realized gain from investment securities                        97,483
==========================================================================
Net increase in net assets resulting from operations          $117,723,404
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  117,625,921    $   55,764,937
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 97,483           (37,066)
==============================================================================================
      Net increase in net assets resulting from operations       117,723,404        55,727,871
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (56,268,054)      (22,319,218)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (24,157,022)      (13,383,231)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,160,527)         (698,157)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (22,175,375)      (14,529,788)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (482,054)          (67,283)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (11,101,166)       (4,673,075)
----------------------------------------------------------------------------------------------
  Corporate Class                                                 (2,281,723)          (94,185)
==============================================================================================
      Decrease in net assets resulting from distributions       (117,625,921)      (55,764,937)
==============================================================================================
Share transactions-net:
  Institutional Class                                            812,699,419      (272,301,911)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (232,324,616)      265,863,759
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        1,573,809         8,877,849
----------------------------------------------------------------------------------------------
  Cash Management Class                                            2,952,181      (351,630,856)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   17,248,290         1,801,483
----------------------------------------------------------------------------------------------
  Resource Class                                                  63,096,684      (156,429,026)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (33,288,657)       62,008,071
==============================================================================================
      Net increase (decrease) in net assets resulting from
       share transactions                                        631,957,110      (441,810,631)
==============================================================================================
      Net increase (decrease) in net assets                      632,054,593      (441,847,697)
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,739,146,267     3,180,993,964
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $3,371,200,860    $2,739,146,267
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

GOVERNMENT & AGENCY PORTFOLIO

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $984,201.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $562,552.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $373,275.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,792,718, $169,360, $410,361, $115,685,
$416,069 and $16,074, respectively, after FMC waived Plan fees of $1,195,146, $61,585, $102,591, $17,286, $104,017 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $13,025 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006           2005
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $117,625,921    $55,764,937
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      441,780
------------------------------------------------------------------------------
Temporary book/tax differences                                        (197,997)
------------------------------------------------------------------------------
Capital loss carryforward                                              (24,788)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,370,981,865
==============================================================================
  Total net assets                                              $3,371,200,860
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $97,483 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                    $24,788
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(A)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   16,058,832,080    $ 16,058,832,080     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,687,385,407       3,687,385,407      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                440,728,475         440,728,475        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,510,878,505       4,510,878,505      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            181,101,639         181,101,639         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,873,275,386       1,873,275,386      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       781,406,999         781,406,999        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,325,587          27,325,587          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  11,291,023          11,291,023          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    144,526             144,526             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     19,227,328          19,227,328         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                396,053             396,053             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,870,086           4,870,086          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,950,622           1,950,622              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                  (15,273,458,248)    (15,273,458,248)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,931,001,046)     (3,931,001,046)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (439,299,192)       (439,299,192)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,527,153,652)     (4,527,153,652)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (164,249,402)       (164,249,402)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,815,048,788)     (1,815,048,788)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (816,646,278)       (816,646,278)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           631,957,110    $    631,957,110       (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 23% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially. In addition, 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CASH MANAGEMENT CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                                2006        2005         2004         2003        2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00    $   1.00    $     1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04        0.02          0.01        0.01        0.02
------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                      (0.00)      (0.00)        (0.00)       0.00        0.00
========================================================================================================================
    Total from investment operations                              0.04        0.02          0.01        0.01        0.02
========================================================================================================================
Less dividends from net investment income                        (0.04)      (0.02)        (0.01)      (0.01)      (0.02)
========================================================================================================================
Net asset value, end of period                                $   1.00    $   1.00    $     1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                   4.41%       2.36%         0.95%       1.22%       2.01%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $656,356    $653,382    $1,005,027    $740,833    $553,821
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)     0.20%        0.20%       0.20%       0.20%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.26%(b)     0.27%        0.25%       0.25%       0.25%
========================================================================================================================
Ratio of net investment income to average net assets              4.37%(b)     2.34%        0.95%       1.20%       1.93%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $512,952,403.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS
August 31, 2006

                                    PRINCIPAL
                                      AMOUNT
                       MATURITY       (000)            VALUE
-----------------------------------------------------------------
U.S. TREASURY SECURITIES-20.29%

U.S. TREASURY BILLS-18.40%(A)

4.62%                  09/07/06    $     50,000    $   49,961,533
-----------------------------------------------------------------
5.05%                  09/14/06         150,000       149,726,459
-----------------------------------------------------------------
4.73%                  10/19/06         100,000        99,369,867
-----------------------------------------------------------------
4.75%                  10/19/06         100,000        99,367,066
-----------------------------------------------------------------
4.76%                  10/26/06         100,000        99,273,542
-----------------------------------------------------------------
4.80%                  11/16/06         175,000       173,228,514
-----------------------------------------------------------------
4.80%                  11/24/06         200,000       197,760,000
-----------------------------------------------------------------
4.92%                  02/08/07         100,000        97,813,333
=================================================================
                                                      966,500,314
=================================================================

U.S. TREASURY
  NOTES-1.89%

2.63%                  11/15/06         100,000        99,535,013
=================================================================
    Total U.S.
      Treasury
      Securities
      (Cost
      $1,066,035,327)                               1,066,035,327
=================================================================
TOTAL INVESTMENTS
  (excluding
  Repurchase
  Agreements)-20.29%
  (Cost
  $1,066,035,327)                                   1,066,035,327
=================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-81.97%(B)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259;
  4.50%-8.13%, 08/15/21-02/15/36)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $256,902,320;
  0%-10.63%, 11/15/06-02/15/19)
  5.24%, 09/01/06                              $250,036,389   $  250,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $103,064,859;
  0%-12.50%, 11/30/06-02/15/25)
  5.24%(c)                                              --       100,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/27)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $102,006,137;
  0%-3.63%, 02/01/07-05/15/13)
  5.24%, 09/01/06                              100,014,556       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dates 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066;
  3.88%-12.00%, 08/15/07-08/15/13)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/06, (collateralized by U.S.
  Treasury obligations valued at
  $510,002,799; 0%, 09/15/06-11/15/27)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturity value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28)
  5.24%, 09/01/06                              240,034,934       240,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                              $240,034,667   $  240,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/06, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,991;
  2.00%-4.75%, 03/31/11-01/15/26)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury obligations valued at
  $510,002,402; 4.38%-12.00%,
  11/15/08-08/15/13)
  5.23%, 09/01/06                              $455,380,580   $  455,314,433
============================================================================
    Total Repurchase Agreements (Cost
      $4,305,314,433)                                          4,305,314,433
============================================================================
TOTAL INVESTMENTS-102.26%
  (Cost $5,371,349,760)                                        5,371,349,760
============================================================================
OTHER ASSETS LESS LIABILITIES-(2.26)%                           (118,881,661)
============================================================================
NET ASSETS-100.00%                                            $5,252,468,099
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1I.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,066,035,327)  $1,066,035,327
------------------------------------------------------------
Repurchase agreements (cost $4,305,314,433)    4,305,314,433
============================================================
    Total investments (cost $5,371,349,760)    5,371,349,760
============================================================
Interest receivable                                1,403,516
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               265,935
------------------------------------------------------------
Other assets                                          81,529
============================================================
    Total assets                               5,373,100,740
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           97,813,333
------------------------------------------------------------
  Dividends                                       21,190,061
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 693,931
------------------------------------------------------------
Accrued distribution fees                            611,323
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,968
------------------------------------------------------------
Accrued transfer agent fees                           55,398
------------------------------------------------------------
Accrued operating expenses                           255,627
============================================================
    Total liabilities                            120,632,641
============================================================
Net assets applicable to shares outstanding   $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,252,312,884
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (152,503)
============================================================
                                              $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,790,296
____________________________________________________________
============================================================
Private Investment Class                      $  972,350,272
____________________________________________________________
============================================================
Personal Investment Class                     $  332,351,447
____________________________________________________________
============================================================
Cash Management Class                         $1,357,546,547
____________________________________________________________
============================================================
Reserve Class                                 $  133,700,157
____________________________________________________________
============================================================
Resource Class                                $  352,874,293
____________________________________________________________
============================================================
Corporate Class                               $    1,855,087
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,101,645,611
____________________________________________________________
============================================================
Private Investment Class                         972,418,026
____________________________________________________________
============================================================
Personal Investment Class                        332,336,816
____________________________________________________________
============================================================
Cash Management Class                          1,357,469,520
____________________________________________________________
============================================================
Reserve Class                                    133,692,677
____________________________________________________________
============================================================
Resource Class                                   352,884,577
____________________________________________________________
============================================================
Corporate Class                                    1,855,213
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $225,852,036
==========================================================================

EXPENSES:

Advisory fees                                                    7,714,862
--------------------------------------------------------------------------
Administrative services fees                                       664,297
--------------------------------------------------------------------------
Custodian fees                                                     241,765
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,991,618
--------------------------------------------------------------------------
  Personal Investment Class                                      2,041,907
--------------------------------------------------------------------------
  Cash Management Class                                          1,780,015
--------------------------------------------------------------------------
  Reserve Class                                                    953,280
--------------------------------------------------------------------------
  Resource Class                                                   658,810
--------------------------------------------------------------------------
  Corporate Class                                                    1,939
--------------------------------------------------------------------------
Transfer agent fees                                                742,011
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          153,678
--------------------------------------------------------------------------
Other                                                              543,391
==========================================================================
    Total expenses                                              19,487,573
==========================================================================
Less: Fees waived                                               (6,635,189)
==========================================================================
    Net expenses                                                12,852,384
==========================================================================
Net investment income                                          212,999,652
==========================================================================
Net realized gain (loss) from investment securities               (152,503)
==========================================================================
Net increase in net assets resulting from operations          $212,847,149
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006             2005
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  212,999,652   $  115,795,935
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               (152,503)          31,521
=============================================================================================
    Net increase in net assets resulting from operations         212,847,149      115,827,456
=============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (79,707,716)     (52,142,881)
---------------------------------------------------------------------------------------------
  Private Investment Class                                       (32,061,314)     (16,250,959)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,237,180)      (4,948,434)
---------------------------------------------------------------------------------------------
  Cash Management Class                                          (73,667,977)     (33,930,310)
---------------------------------------------------------------------------------------------
  Reserve Class                                                   (3,292,187)      (1,110,520)
---------------------------------------------------------------------------------------------
  Resource Class                                                 (13,748,086)      (7,410,332)
---------------------------------------------------------------------------------------------
  Corporate Class                                                   (285,192)          (2,499)
=============================================================================================
    Total distributions from net investment income              (212,999,652)    (115,795,935)
=============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                     --         (122,918)
---------------------------------------------------------------------------------------------
  Private Investment Class                                                --          (42,124)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                               --          (15,521)
---------------------------------------------------------------------------------------------
  Cash Management Class                                                   --          (61,119)
---------------------------------------------------------------------------------------------
  Reserve Class                                                           --           (9,854)
---------------------------------------------------------------------------------------------
  Resource Class                                                          --          (17,160)
=============================================================================================
    Total distributions from net realized gains                           --         (268,696)
=============================================================================================
    Decrease in net assets resulting from distributions         (212,999,652)    (116,064,631)
=============================================================================================
Share transactions-net:

  Institutional Class                                                703,777     (463,265,791)
---------------------------------------------------------------------------------------------
  Private Investment Class                                      (256,870,746)     420,439,840
---------------------------------------------------------------------------------------------
  Personal Investment Class                                       58,898,939      (30,746,235)
---------------------------------------------------------------------------------------------
  Cash Management Class                                         (423,088,691)     553,903,903
---------------------------------------------------------------------------------------------
  Reserve Class                                                   56,501,483       (2,763,604)
---------------------------------------------------------------------------------------------
  Resource Class                                                  51,709,221      (36,607,043)
---------------------------------------------------------------------------------------------
  Corporate Class                                                    985,905          869,308
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (511,160,112)     441,830,378
=============================================================================================
    Net increase (decrease) in net assets                       (511,312,615)     441,593,203
=============================================================================================

NET ASSETS:

  Beginning of year                                            5,763,780,714    5,322,187,511
=============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $307,718, respectively)                   $5,252,468,099   $5,763,780,714
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

TREASURY PORTFOLIO

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $3,882,342.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $664,297.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $742,162.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,394,971, $1,497,398, $1,424,012, $829,354,
$527,048 and $1,939, respectively, after FMC waived Plan fees of $1,596,647, $544,509, $356,003, $123,926, $131,762 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $23,334 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

TREASURY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $212,999,652    $116,064,631
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      926,807
------------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments                  (32,889)
------------------------------------------------------------------------------
Temporary book/tax differences                                        (606,317)
------------------------------------------------------------------------------
Post-October capital loss deferral                                    (132,386)
------------------------------------------------------------------------------
Shares of beneficial interest                                    5,252,312,884
==============================================================================
  Total net assets                                              $5,252,468,099
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--INVESTMENT SECURITIES

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        $(32,889)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,371,382,649.

TREASURY PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(A)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,164,736,779    $ 11,164,736,779     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              10,087,977,495      10,087,977,495      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,669,456,601       2,669,456,601      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 14,598,028,830      14,598,028,830     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            776,453,630         776,453,630        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,194,184,327       2,194,184,327      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       509,532,924         509,532,924          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       19,112,464          19,112,464         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,301,938           5,301,938          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  7,644,477           7,644,477          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,165,171          11,165,171          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,605,795           2,605,795            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,481,440           7,481,440          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           277,521             277,521                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (11,183,145,466)    (11,183,145,466)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (10,350,150,179)    (10,350,150,179)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,618,202,139)     (2,618,202,139)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (15,032,282,692)    (15,032,282,692)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (722,557,942)       (722,557,942)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,149,956,546)     (2,149,956,546)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (508,824,540)       (508,824,540)          (900,000)           (900,000)
=================================================================================================================================
                                                          (511,160,112)   $   (511,160,112)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 38% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

TREASURY PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CASH MANAGEMENT CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2006             2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04             0.02          0.01          0.01          0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                      (0.00)            0.00          0.00         (0.00)         0.00
=================================================================================================================================
    Total from investment operations                              0.04             0.02          0.01          0.01          0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)           (0.02)        (0.01)        (0.01)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --            (0.00)        (0.00)           --            --
=================================================================================================================================
    Total distributions                                          (0.04)           (0.02)        (0.01)        (0.01)        (0.02)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   4.29%            2.29%         0.90%         1.20%         1.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $1,357,547       $1,780,680    $1,226,797    $2,259,951    $2,223,385
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.20%         0.20%         0.19%         0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.30%(b)         0.30%         0.29%         0.29%         0.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              4.19%(b)         2.25%         0.87%         1.19%         1.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,780,014,745.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.28%

FEDERAL FARM CREDIT BANK-9.78%

Disc. Notes, 5.15%(a)                          10/16/06    $ 9,930    $  9,866,138
----------------------------------------------------------------------------------
Floating Rate Bonds, 5.26%(b)                  08/01/07      9,000       8,998,403
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.30%(b)           03/01/07      4,050       4,050,235
==================================================================================
                                                                        22,914,776
==================================================================================
FEDERAL HOME LOAN BANK (FHLB)-90.50%

Unsec. Bonds,
  4.95%                                        09/29/06      5,000       5,000,000
----------------------------------------------------------------------------------
  5.55%                                        08/08/07      5,500       5,498,970
----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  4.98%(c)                                     09/01/06     76,689      76,689,000
----------------------------------------------------------------------------------
  5.13%                                        09/07/06     65,000      64,944,425
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,123,327
----------------------------------------------------------------------------------
  4.17%                                        10/18/06      5,000       4,967,792
----------------------------------------------------------------------------------
  5.14%                                        10/27/06     20,000      19,840,089
----------------------------------------------------------------------------------
  5.14%                                        11/17/06     10,000       9,890,061
----------------------------------------------------------------------------------
  5.08%                                        11/30/06     10,000       9,873,000
----------------------------------------------------------------------------------
  5.14%                                        12/29/06      5,300       5,209,950
----------------------------------------------------------------------------------
Unsec. Global Bonds, 3.88%                     12/20/06      5,000       4,981,517
==================================================================================
                                                                       212,018,131
==================================================================================
TOTAL INVESTMENTS-100.28% (Cost
  $234,932,907)(d)                                                     234,932,907
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.28)%                                     (661,047)
==================================================================================
NET ASSETS-100.00%                                                    $234,271,860
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $234,932,907)      $234,932,907
-----------------------------------------------------------
Cash                                                 10,822
-----------------------------------------------------------
Interest receivable                                 222,904
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               57,723
-----------------------------------------------------------
Other assets                                         56,335
===========================================================
    Total assets                                235,280,691
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         840,272
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 78,681
-----------------------------------------------------------
Accrued distribution fees                            23,543
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,011
-----------------------------------------------------------
Accrued transfer agent fees                           1,356
-----------------------------------------------------------
Accrued operating expenses                           61,968
===========================================================
    Total liabilities                             1,008,831
===========================================================
Net assets applicable to shares outstanding    $234,271,860
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $234,267,766
-----------------------------------------------------------
Undistributed net investment income                   3,895
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 199
===========================================================
                                               $234,271,860
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 80,103,992
___________________________________________________________
===========================================================
Private Investment Class                       $ 89,063,451
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,542,673
___________________________________________________________
===========================================================
Cash Management Class                          $ 32,251,234
___________________________________________________________
===========================================================
Reserve Class                                  $    437,741
___________________________________________________________
===========================================================
Resource Class                                 $ 25,859,492
___________________________________________________________
===========================================================
Corporate Class                                $     13,277
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              80,076,405
___________________________________________________________
===========================================================
Private Investment Class                         89,088,588
___________________________________________________________
===========================================================
Personal Investment Class                         6,544,715
___________________________________________________________
===========================================================
Cash Management Class                            32,249,130
___________________________________________________________
===========================================================
Reserve Class                                       437,737
___________________________________________________________
===========================================================
Resource Class                                   25,861,300
___________________________________________________________
===========================================================
Corporate Class                                      13,277
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $8,573,756
========================================================================

EXPENSES:

Advisory fees                                                    387,171
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     8,870
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       243,080
------------------------------------------------------------------------
  Personal Investment Class                                       53,769
------------------------------------------------------------------------
  Cash Management Class                                           31,300
------------------------------------------------------------------------
  Reserve Class                                                    3,748
------------------------------------------------------------------------
  Resource Class                                                  30,415
------------------------------------------------------------------------
  Corporate Class                                                      4
------------------------------------------------------------------------
Transfer agent fees                                               27,215
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         21,617
------------------------------------------------------------------------
Registration and filing fees                                      76,377
------------------------------------------------------------------------
Professional services fees                                        51,578
------------------------------------------------------------------------
Other                                                             87,459
========================================================================
    Total expenses                                             1,072,603
========================================================================
Less: Fees waived and expenses reimbursed                       (624,760)
========================================================================
    Net expenses                                                 447,843
========================================================================
Net investment income                                          8,125,913
========================================================================
Net realized gain from investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $8,126,112
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                  2006            2005
-------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  8,125,913    $   3,500,939
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         199              365
===========================================================================================
    Net increase in net assets resulting from operations         8,126,112        3,501,304
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (3,881,519)      (1,311,658)
-------------------------------------------------------------------------------------------
  Private Investment Class                                      (1,968,335)      (1,414,678)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       (272,300)        (116,255)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (1,317,568)        (376,931)
-------------------------------------------------------------------------------------------
  Reserve Class                                                    (14,402)              (6)
-------------------------------------------------------------------------------------------
  Resource Class                                                  (671,100)        (281,411)
-------------------------------------------------------------------------------------------
  Corporate Class                                                     (689)              --
===========================================================================================
    Decrease in net assets resulting from distributions         (8,125,913)      (3,500,939)
===========================================================================================
Share transactions-net:
  Institutional Class                                           (2,740,748)      26,652,677
-------------------------------------------------------------------------------------------
  Private Investment Class                                      19,786,317     (207,122,742)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        935,372         (479,457)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (2,403,078)      29,580,995
-------------------------------------------------------------------------------------------
  Reserve Class                                                    437,737               (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                18,953,780       (3,650,876)
-------------------------------------------------------------------------------------------
  Corporate Class                                                   13,277               --
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         34,982,657     (155,019,404)
===========================================================================================
    Net increase in net assets                                  34,982,856     (155,019,039)
===========================================================================================

NET ASSETS:

  Beginning of year                                            199,289,004      354,308,043
===========================================================================================
  End of year (including undistributed net investment income
    of $3,895 and $3,530, respectively)                       $234,271,860    $ 199,289,004
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $387,171 and reimbursed expenses of $88,880.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $26,828.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $121,540, $39,430, $25,040, $3,261, $24,332 and $4, respectively, after FMC waived Plan fees of $121,540, $14,339, $6,260, $487, $6,083 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $4,345 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                 2006          2005
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $8,125,913    $3,500,939
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $     73,469
----------------------------------------------------------------------------
Temporary book/tax differences                                       (69,375)
----------------------------------------------------------------------------
Shares of beneficial interest                                    234,267,766
============================================================================
  Total net assets                                              $234,271,860
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment distributions on August 31, 2006, undistributed net investment income was increased by $365 and undistributed net realized gain was decreased by $365. This reclassification had no effect on the net assets of the Fund.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                          2006(A)                             2005
                                                              --------------------------------    -----------------------------
                                                                  SHARES            AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,709,809,863    $1,709,809,863     636,405,085    $ 636,405,085
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       310,455,808       310,455,808     395,039,783      395,039,783
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       33,847,841        33,847,841      29,626,154       29,626,154
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          202,464,002       202,464,002     100,732,765      100,732,765
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    4,641,062         4,641,062          46,969           46,969
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  33,886,629        33,886,629      72,172,246       72,172,246
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 274,396           274,396              --               --
===============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              2,492,496         2,492,496         352,603          352,603
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           634,380           634,380         403,335          403,335
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            7,586             7,586           3,349            3,349
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            1,290,496         1,290,496         258,777          258,777
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        6,631             6,631              --               --
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     354,912           354,912         266,396          266,396
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                     590               590              --               --
===============================================================================================================================
Reacquired:
  Institutional Class                                         (1,715,043,107)   (1,715,043,107)   (610,105,011)    (610,105,011)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (291,303,871)     (291,303,871)   (602,565,860)    (602,565,860)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (32,920,055)      (32,920,055)    (30,108,960)     (30,108,960)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (206,157,576)     (206,157,576)    (71,410,547)     (71,410,547)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (4,209,956)       (4,209,956)        (46,970)         (46,970)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 (15,287,761)      (15,287,761)    (76,089,518)     (76,089,518)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                (261,709)         (261,709)             --               --
===============================================================================================================================
                                                                  34,982,657    $   34,982,657    (155,019,404)   $(155,019,404)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 79% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CASH MANAGEMENT CLASS
                                                              ----------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------
                                                               2006          2005       2004      2003      2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $ 1.00    $ 1.00    $  1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.02      0.01      0.01       0.02
------------------------------------------------------------------------------------------------------------------
  Net gains on securities                                        0.00          0.00      0.00      0.00       0.00
==================================================================================================================
    Total from investment operations                             0.04          0.02      0.01      0.01       0.02
==================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)        (0.02)    (0.01)    (0.01)     (0.02)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --     (0.00)    (0.00)     (0.00)
==================================================================================================================
    Total distributions                                         (0.04)        (0.02)    (0.01)    (0.01)     (0.02)
==================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $ 1.00    $ 1.00    $  1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                                  4.33%         2.31%     0.91%     1.16%      1.90%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $32,251       $34,654    $5,073    $2,563    $17,260
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.20%(b)      0.20%     0.20%     0.21%      0.21%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.47%(b)      0.51%     0.43%     0.43%      0.35%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average net assets             4.23%(b)      2.32%     0.90%     1.13%      1.90%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $31,300,078.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.


    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:


    - that the defendants permitted improper market timing and related activity in the AIM Funds;




    - that certain AIM Funds inadequately employed fair value pricing;




    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and




    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).




    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.


    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.


    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Cash Management Class
Shareholders of Short-Term Investments Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2006, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Cash Management Class financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 24, 2006
Houston, Texas

SHORT-TERM INVESTMENTS TRUST

TAX DISCLOSURES
LIQUID ASSETS PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended August 31, 2006, the Fund designates 92.49%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.
STIC PRIME PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.55%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.99%, 100.00%, 100.00% and 100.00%, respectively.
GOVERNMENT & AGENCY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.65%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of these amounts.

    The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005 February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.
TREASURY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 28.78% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.59%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006, are 100%, 100%, 100% and 100%, respectively.
GOVERNMENT TAXADVANTAGE PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.52% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended August 31, 2006, the Fund designates 99.15%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.97%, 99.97%, 99.97% and 99.98%, respectively.

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1977           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee and Executive Vice                      President, A I M Management Group Inc.,
  President                                       AIM Mutual Fund Dealer Inc., AIM Funds
                                                  Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1981           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                                                                    Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

SHORT-TERM INVESTMENTS TRUST



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        1989           Director of Cash Management, Managing     N/A
  President and Principal                         Director and Chief Cash Management
  Executive Officer                               Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com               STIT-AR-3        Fund Management Company

                                                                 Corporate Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                   Government & Agency Portfolio
                                                              Treasury Portfolio
                                               Government TaxAdvantage Portfolio

                                                                 AUGUST 31, 2006
                                                                   ANNUAL REPORT

                                  [COVER IMAGE]

ANNUAL

===============================================
INSIDE THIS REPORT

Letter to Shareholders ...................... 1

Fund Data ................................... 2

Fund Objectives and Strategies .............. 2

Fund Composition by Maturity ................ 3

Letter from Independent
Chairman of Board of Trustees ............... 4

Calculating Your Ongoing Fund Expenses ...... 5

Approval of Investment Advisory Agreement ... 6

Financial Pages:
  Liquid Assets .............................10
  STIC Prime ................................31
  Government & Agency .......................44
  Treasury ..................................54
  Government TaxAdvantage ...................64

Auditor's Report ............................74

Trustees and Officers .......................75

Trustees and Officers .......................77
===============================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST

                     DEAR SHAREHOLDER:

                     We are pleased to present this report on the performance of the Corporate Class of Short-Term Investments Trust, part
                     of AIM Cash Management, for the fiscal year ended August
      [KELLEY        31, 2006. Thank you for investing with us.
      PHOTO]
                        Through a combination of short-term cash management
                     vehicles and selective use of a longer maturity schedule
                     for higher yields, each Fund continued to provide
                     competitive returns. Each Fund continued to maintain a
 KAREN DUNN KELLEY   relatively short maturity structure to take advantage of
                     rising interest rates and yields.

                        Each Fund also continued to hold the highest
                     credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand throughout the fiscal year, albeit unevenly. U.S. Gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 4.2% in the third quarter of 2005, slowing to 1.8% in the fourth quarter--reflecting the effects of widespread hurricane damage along the U.S. Gulf Coast. GDP snapped back in the first quarter of 2006, rising at an exceptionally strong annualized rate of 5.6% before slowing to 2.6% in the second quarter.

   In response to robust economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) continued its two year tightening campaign. In seven separate, 25 basis point (0.25%) moves, the Fed raised the federal funds target rate from 3.50% at the beginning of the fiscal year to 5.25% at its close. The Fed halted its tightening campaign in early August 2006, when it voted to keep the federal funds target rate unchanged.

   Increases in this influential interest rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities. Yields for your Fund appear on page 2 of this report. At the close of the fiscal year, there was widespread uncertainty about the direction of the U.S. economy. That was among the reasons that the Treasury yield curve was slightly inverted, with three-month Treasury securities yielding 5.04% and 30-year Treasury bonds yielding 4.88%.

IN CONCLUSION

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Short-Term Investments Trust. Bob, who was one of the three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation as being one of the most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Short-Term Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

   All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/ KAREN DUNN KELLEY

Karen Dunn Kelley
President, Fund Management Company

October 18, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

SHORT-TERM INVESTMENTS TRUST

====================================================================================================================================

FUND DATA

   CORPORATE CLASS DATA AS OF 8/31/06

   FUND                                       YIELDS                     WEIGHTED AVERAGE MATURITY              NET ASSETS
                                     7-DAY            MONTHLY          RANGE DURING       AT FISCAL
                                   SEC YIELD           YIELD            FISCAL YEAR       YEAR-END

   Liquid Assets                     5.20%             5.19%            21-40 days         40 days           $ 56.63 million

   STIC Prime                        5.25              5.24             10-22 days         17 days            525.68 million

   Government & Agency               5.13              5.11             20-42 days         29 days             28.72 million

   Treasury                          5.07              5.05             11-44 days         11 days              1.85 million

   Government TaxAdvantage           5.07              5.01             13-45 days         31 days             13.27 thousand

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

====================================================================================================================================

====================================================================================================================================

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                            TREASURY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of        Treasury Portfolio seeks to maximize current income
current income as is consistent with the preservation of           consistent with the preservation of capital and the
capital and liquidity.                                             maintenance of liquidity.

   The Fund invests primarily in short-term money market              The Fund invests in direct obligations of the U.S.
instruments that blend top-tier, high quality U.S. dollar-         Treasury and repurchase agreements backed by Treasury
denominated obligations, which include commercial paper,           obligations. Securities purchased by the Fund have
certificates of deposit, master and promissory notes,              maturities of 397 days or less.
municipal securities and repurchase agreements.
                                                                   GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC PRIME PORTFOLIO
                                                                   Government TaxAdvantage Portfolio seeks to maximize current
STIC Prime Portfolio seeks to maximize current income              income consistent with the preservation of capital and the
consistent with the preservation of capital and the                maintenance of liquidity.
maintenance of liquidity.
                                                                      The Fund may invest in direct obligations of the U.S.
   The Fund invests in high quality U.S. dollar-denominated        Treasury and in U.S. government agency securities with
commercial paper and other commercial instruments with             maturities of 397 days or less. This is intended to provide
maturities of 60 days or less, including certificates of           shareholders with dividends exempt from state and local
deposit, repurchase agreements and master notes.                   income taxes in some jurisdictions. Investors residing in
                                                                   states with state income tax may find it more profitable to
GOVERNMENT & AGENCY PORTFOLIO                                      invest in this Fund than in a fund not designed to comply
                                                                   with state tax considerations. This does not constitute tax
Government & Agency Portfolio seeks to maximize current            advice. Please consult your tax advisor for your particular
income consistent with the preservation of capital and the         situation.
maintenance of liquidity.

   The Fund invests in direct obligations of the U.S.
Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.

====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST

================================================================================           =========================================

FUND COMPOSITION BY MATURITY                                                               FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 8/31/06                                                                     IN DAYS, AS OF 8/31/06

                     LIQUID       GOVERNMENT                       GOVERNMENT              STIC PRIME PORTFOLIO
                     ASSETS        & AGENCY         TREASURY      TAXADVANTAGE
                   PORTFOLIO*     PORTFOLIO**       PORTFOLIO      PORTFOLIO**             1-7                         38.9%

1-7                  45.4%           76.3%            81.1%           66.3%                8-14                        11.6

8-30                 23.2             5.5              2.8             4.3                 15-21                       11.5

31-90                17.8             7.0             14.3            18.7                 22-28                       12.7

91-180                8.8             6.6              1.8             8.4                 29-35                       12.5

181+                  4.8             4.6              0.0             2.3                 36-42                        8.0

                                                                                           43-60                        4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*  The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

SHORT-TERM INVESTMENTS TRUST

                     DEAR FELLOW AIM FUND SHAREHOLDERS:

                     At our meeting at the end of June, your Board completed
                     its comprehensive review* of each fund's advisory
     [CROCKETT       agreement with A I M Advisors, Inc. (AIM) to make certain
      PHOTO]         your interests are being served in terms of fees,
                     performance and operations.

                         Looking ahead, your Board finds many reasons to be
                     positive about AIM's management and strategic direction.
 BRUCE L. CROCKETT   Most importantly, AIM management's investment management
                     discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended August 31, 2006.
                     We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                         In addition, AIM is realizing the benefits of
                     belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                         The seven new AIM funds--which include Asian funds,
                     structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                         Your Board is very pleased with the overall direction
                     and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                     Sincerely,

                     /s/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     AIM Funds Board

                     October 18, 2006

                     * To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 6-9.

SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over         The hypothetical account values and
                                             the period. Simply divide your account        expenses may not be used to estimate the
As a shareholder in the Corporate Class,     value by $1,000 (for example, an $8,600       actual ending account balance or expenses
you incur ongoing costs, including           account value divided by $1,000 = 8.6),       you paid for the period. You may use this
management fees, distribution and/or         then multiply the result by the number in     information to compare the ongoing costs
service fees (12b-1) and other Fund          the table under the heading entitled          of investing in a Fund and other funds.
expenses. This example is intended to        "Actual Expenses Paid During Period" to       To do so, compare this 5% hypothetical
help you understand your ongoing costs       estimate the expenses you paid on your        example with the 5% hypothetical examples
(in dollars) of investing in the Funds       account during this period.                   that appear in the shareholder reports of
and compare these costs with ongoing                                                       the other funds.
costs of investing in other mutual funds.    HYPOTHETICAL EXAMPLE FOR
The example is based on an investment of     COMPARISON PURPOSES                              Please note that the expenses shown in
$1,000 invested at the beginning of the                                                    the table are meant to highlight your
period and held for the entire period        The table below also provides information     ongoing costs only. Therefore, the
March 1, 2006, through August 31, 2006.      about hypothetical account values and         hypothetical information is useful in
                                             hypothetical expenses based on each           comparing ongoing costs only, and will
ACTUAL EXPENSES                              Fund's actual expense ratio and an            not help you determine the relative total
                                             assumed rate of return of 5% per year         costs of owning different funds.
The table below provides information         before expenses, which is not a Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table, together with the amount you
invested, to

====================================================================================================================================

                                                  ACTUAL                            HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING           ENDING         EXPENSES           ENDING             EXPENSES          ANNUALIZED
                    ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING      ACCOUNT VALUE        PAID DURING         EXPENSE
      FUND             (3/1/06)        (8/31/06)(1)      PERIOD(2)         (8/31/06)           PERIOD(2)           RATIO
Liquid Assets         $1,000.00         $1,024.90          $0.77           $1,024.45             $0.77              0.15%
STIC Prime             1,000.00          1,025.10           0.77            1,024.45              0.77              0.15
Treasury               1,000.00          1,024.00           0.77            1,024.45              0.77              0.15
Government &
Agency                 1,000.00          1,024.50           0.77            1,024.45              0.77              0.15
Government
TaxAdvantage           1,000.00          1,024.10           0.77            1,024.45              0.77              0.15

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       Agreement was appropriate and that AIM        Fund's portfolio management team at this
Short-Term Investments Trust (the            currently is providing services in            time. Although the independent written
"Trust") oversees the management of each     accordance with the terms of the Advisory     evaluation of the Fund's Senior Officer
series portfolio of the Trust (each, a       Agreement.                                    (discussed below) only considered Fund
"Fund") and, as required by law,                                                           performance through the most recent
determines annually whether to approve       o The quality of services to be provided      calendar year, the Board also reviewed
the continuance of each Fund's advisory      by AIM. The Board reviewed the                more recent Fund performance, which did
agreement with A I M Advisors, Inc.          credentials and experience of the             not change their conclusions.
("AIM"). Based upon the recommendation of    officers and employees of AIM who will
the Investments Committee of the Board,      provide investment advisory services to       o The performance of the Fund relative to
at a meeting on June 27, 2006, the Board,    the Fund. In reviewing the qualifications     indices. The Board reviewed the
including all of the independent             of AIM to provide investment advisory         performance of the Fund during the past
trustees, approved the continuance of the    services, the Board considered such           one, three and five calendar years
advisory agreement (the "Advisory            issues as AIM's portfolio and product         against the performance of the Lipper
Agreement") between each Fund and AIM for    review process, AIM's legal and               Institutional US Government Money Market
another year, effective July 1, 2006.        compliance function, AIM's use of             Index. The Board noted that the Fund's
                                             technology, AIM's portfolio                   performance was comparable to the
   The Board considered the factors          administration function and the quality       performance of such Index for the one and
discussed below in evaluating the            of AIM's investment research. Based on        five year periods and above such Index
fairness and reasonableness of each          the review of these and other factors,        for the three year period. Based on this
Fund's Advisory Agreement at the meeting     the Board concluded that the quality of       review and after taking account of all of
on June 27, 2006 and as part of the          services to be provided by AIM was            the other factors that the Board
Board's ongoing oversight of each Fund.      appropriate and that AIM currently is         considered in determining whether to
In their deliberations, the Board and the    providing satisfactory services in            continue the Advisory Agreement for the
independent trustees did not identify any    accordance with the terms of the Advisory     Fund, the Board concluded that no changes
particular factor that was controlling,      Agreement.                                    should be made to the Fund and that it
and each trustee attributed different                                                      was not necessary to change the Fund's
weights to the various factors.              o Meetings with the Fund's portfolio          portfolio management team at this time.
                                             managers and investment personnel. With       Although the independent written
   One responsibility of the independent     respect to the Fund, the Board is meeting     evaluation of the Fund's Senior Officer
Senior Officer of the Funds is to manage     periodically with such Fund's portfolio       (discussed below) only considered Fund
the process by which the Funds' proposed     managers and/or other investment              performance through the most recent
management fees are negotiated to ensure     personnel and believes that such              calendar year, the Board also reviewed
that they are negotiated in a manner         individuals are competent and able to         more recent Fund performance, which did
which is at arms' length and reasonable.     continue to carry out their                   not change their conclusions.
To that end, the Senior Officer must         responsibilities under the Advisory
either supervise a competitive bidding       Agreement.                                    o Fees relative to those of clients of
process or prepare an independent written                                                  AIM with comparable investment
evaluation. The Senior Officer has           o Overall performance of AIM. The Board       strategies. The Board reviewed the
recommended an independent written           considered the overall performance of AIM     effective advisory fee rate (before
evaluation in lieu of a competitive          in providing investment advisory and          waivers) for the Fund under the Advisory
bidding process and, upon the direction      portfolio administrative services to the      Agreement. The Board noted that this rate
of the Board, has prepared such an           Fund and concluded that such performance      was below the effective advisory fee
independent written evaluation. Such         was satisfactory.                             rates (before waivers) for two mutual
written evaluation also considered                                                         funds advised by AIM with investment
certain of the factors discussed below.      o Independent written evaluation and          strategies comparable to those of the
                                             recommendations of the Fund's Senior          Fund (one of which has an "all-in" fee
   The discussion below serves as a          Officer. The Board noted that, upon their     structure whereby AIM pays all of the
summary of the Senior Officer's              direction, the Senior Officer of the          fund's ordinary operating expenses). The
independent written evaluation, as well      Fund, who is independent of AIM and AIM's     Board noted that AIM has agreed to waive
as a discussion of the material factors      affiliates, had prepared an independent       fees and/or limit expenses of the Fund,
and the conclusions with respect thereto     written evaluation in order to assist the     as discussed below. Based on this review,
that formed the basis for the Board's        Board in determining the reasonableness       the Board concluded that the advisory fee
approval of each Fund's Advisory             of the proposed management fees of the        rate for the Fund under the Advisory
Agreement. After consideration of all of     AIM Funds, including the Fund. The Board      Agreement was fair and reasonable.
the factors below and based on its           noted that the Senior Officer's written
informed business judgment, the Board        evaluation had been relied upon by the        o Fees relative to those of comparable
determined that each Fund's Advisory         Board in this regard in lieu of a             funds with other advisors. The Board
Agreement is in the best interests of the    competitive bidding process. In               reviewed the advisory fee rate for the
Fund and its shareholders and that the       determining whether to continue the           Fund under the Advisory Agreement. The
compensation to AIM under each Fund's        Advisory Agreement for the Fund, the          Board compared effective contractual
Advisory Agreement is fair and reasonable    Board considered the Senior Officer's         advisory fee rates at a common asset
and would have been obtained through         written evaluation.                           level at the end of the past calendar
arm's length negotiations.                                                                 year and noted that the Fund's rate was
                                             FUND-SPECIFIC FACTORS WITH SEPARATE           below the median rate of the funds
   Unless otherwise stated, information      CONCLUSIONS                                   advised by other advisors with investment
presented below is as of June 27, 2006                                                     strategies comparable to those of the
and does not reflect any changes that may    The Board considered the following            Fund that the Board reviewed. The Board
have occurred since June 27, 2006,           fund-specific factors separately for each     noted that AIM has agreed to waive fees
including but not limited to changes to      Fund, and reached separate conclusions        and/or limit expenses of the Fund, as
each Fund's performance, advisory fees,      for each Fund, which conclusions are set      discussed below. Based on this review,
expense limitations and/or fee waivers.      forth below.                                  the Board concluded that the advisory fee
                                                                                           rate for the Fund under the Advisory
FUND-SPECIFIC FACTORS WITH THE SAME          GOVERNMENT & AGENCY PORTFOLIO                 Agreement was fair and reasonable.
CONCLUSIONS
                                             o The performance of the Fund relative to     o Expense limitations and fee waivers.
The Board considered the following           comparable funds. The Board reviewed the      The Board noted that AIM has
fund-specific factors separately for each    performance of the Fund during the past       contractually agreed to waive fees and/or
Fund, and reached the same conclusions       one, three and five calendar years            limit expenses of the Fund in an amount
for each Fund, which conclusions are set     against the performance of funds advised      necessary to limit total annual operating
forth below.                                 by other advisors with investment             expenses to a specified percentage of
                                             strategies comparable to those of the         average daily net assets for each class
o The nature and extent of the advisory      Fund. The Board noted that the Fund's         of the Fund. The Board considered the
services to be provided by AIM. The Board    performance in such periods was above the     contractual nature of this fee
reviewed the services to be provided by      median performance of such comparable         waiver/expense limitation and noted that
AIM under the Advisory Agreement. Based      funds. Based on this review and after         it remains in effect until June 30, 2007.
on such review, the Board concluded that     taking account of all of the other
the range of services to be provided by      factors that the Board considered in                                        (continued)
AIM under the Advisory                       determining whether to continue the
                                             Advisory Agreement for the Fund, the
                                             Board concluded that no changes should be
                                             made to the Fund and that it was not
                                             necessary to change the

SHORT-TERM INVESTMENTS TRUST

The Board considered the effect this fee     o Fees relative to those of clients of        cash and cash collateral from securities
waiver/expense limitation would have on      AIM with comparable investment                lending arrangements, if any
the Fund's estimated expenses and            strategies. The Board reviewed the            (collectively, "cash balances") of the
concluded that the levels of fee             effective advisory fee rate (before           Fund may be invested in money market
waivers/expense limitations for the Fund     waivers) for the Fund under the Advisory      funds advised by AIM pursuant to the
were fair and reasonable.                    Agreement. The Board noted that this rate     terms of an SEC exemptive order. The
                                             was below the effective advisory fee rate     Board found that the Fund may realize
o Breakpoints and economies of scale. The    (before waivers) for a mutual fund            certain benefits upon investing cash
Board reviewed the structure of the          advised by AIM with investment strategies     balances in AIM advised money market
Fund's advisory fee under the Advisory       comparable to those of the Fund (which        funds, including a higher net return,
Agreement, noting that it does not           has an "all-in" fee structure whereby AIM     increased liquidity, increased
include any breakpoints. The Board           pays all of the fund's ordinary operating     diversification or decreased transaction
considered whether it would be               expenses) and above the effective             costs. The Board also found that the Fund
appropriate to add advisory fee              advisory fee rate (before waivers) for a      will not receive reduced services if it
breakpoints for the Fund or whether, due     second mutual fund advised by AIM with        invests its cash balances in such money
to the nature of the Fund and the            investment strategies comparable to those     market funds. The Board noted that, to
advisory fee structures of comparable        of the Fund. The Board noted that AIM has     the extent the Fund invests uninvested
funds, it was reasonable to structure the    agreed to waive fees and/or limit             cash in affiliated money market funds,
advisory fee without breakpoints. Based      expenses of the Fund, as discussed below.     AIM has voluntarily agreed to waive a
on this review, the Board concluded that     Based on this review, the Board concluded     portion of the advisory fees it receives
it was not necessary to add advisory fee     that the advisory fee rate for the Fund       from the Fund attributable to such
breakpoints to the Fund's advisory fee       under the Advisory Agreement was fair and     investment. The Board further determined
schedule. The Board reviewed the level of    reasonable.                                   that the proposed securities lending
the Fund's advisory fees, and noted that                                                   program and related procedures with
such fees, as a percentage of the Fund's     o Fees relative to those of comparable        respect to the lending Fund is in the
net assets, would remain constant under      funds with other advisors. The Board          best interests of the lending Fund and
the Advisory Agreement because the           reviewed the advisory fee rate for the        its respective shareholders. The Board
Advisory Agreement does not include any      Fund under the Advisory Agreement. The        therefore concluded that the investment
breakpoints. The Board concluded that the    Board compared effective contractual          of cash collateral received in connection
Fund's fee levels under the Advisory         advisory fee rates at a common asset          with the securities lending program in
Agreement therefore would not reflect        level at the end of the past calendar         the money market funds according to the
economies of scale.                          year and noted that the Fund's rate was       procedures is in the best interests of
                                             below the median rate of the funds            the lending Fund and its respective
o Investments in affiliated money market     advised by other advisors with investment     shareholders.
funds. Not applicable because the Fund       strategies comparable to those of the
does not invest in affiliated money          Fund that the Board reviewed. The Board       LIQUID ASSETS PORTFOLIO
market funds.                                noted that AIM has agreed to waive fees
                                             and/or limit expenses of the Fund, as         o The performance of the Fund relative to
GOVERNMENT TAXADVANTAGE PORTFOLIO            discussed below. Based on this review,        comparable funds. The Board reviewed the
                                             the Board concluded that the advisory fee     performance of the Fund during the past
o The performance of the Fund relative to    rate for the Fund under the Advisory          one, three and five calendar years
comparable funds. The Board reviewed the     Agreement was fair and reasonable.            against the performance of funds advised
performance of the Fund during the past                                                    by other advisors with investment
one, three and five calendar years           o Expense limitations and fee waivers.        strategies comparable to those of the
against the performance of funds advised     The Board noted that AIM has                  Fund. The Board noted that the Fund's
by other advisors with investment            contractually agreed to waive fees and/or     performance in such periods was above the
strategies comparable to those of the        limit expenses of the Fund in an amount       median performance of such comparable
Fund. The Board noted that the Fund's        necessary to limit total annual operating     funds. Based on this review and after
performance in such periods was above the    expenses to a specified percentage of         taking account of all of the other
median performance of such comparable        average daily net assets for each class       factors that the Board considered in
funds. Based on this review and after        of the Fund. The Board considered the         determining whether to continue the
taking account of all of the other           contractual nature of this fee                Advisory Agreement for the Fund, the
factors that the Board considered in         waiver/expense limitation and noted that      Board concluded that no changes should be
determining whether to continue the          it remains in effect until June 30, 2007.     made to the Fund and that it was not
Advisory Agreement for the Fund, the         The Board considered the effect this fee      necessary to change the Fund's portfolio
Board concluded that no changes should be    waiver/expense limitation would have on       management team at this time. Although
made to the Fund and that it was not         the Fund's estimated expenses and             the independent written evaluation of the
necessary to change the Fund's portfolio     concluded that the levels of fee              Fund's Senior Officer (discussed below)
management team at this time. Although       waivers/expense limitations for the Fund      only considered Fund performance through
the independent written evaluation of the    were fair and reasonable.                     the most recent calendar year, the Board
Fund's Senior Officer (discussed below)                                                    also reviewed more recent Fund
only considered Fund performance through     o Breakpoints and economies of scale. The     performance, which did not change their
the most recent calendar year, the Board     Board reviewed the structure of the           conclusions.
also reviewed more recent Fund               Fund's advisory fee under the Advisory
performance, which did not change their      Agreement, noting that it includes two        o The performance of the Fund relative to
conclusions.                                 breakpoints. The Board reviewed the level     indices. The Board reviewed the
                                             of the Fund's advisory fees, and noted        performance of the Fund during the past
o The performance of the Fund relative to    that such fees, as a percentage of the        one, three and five calendar years
indices. The Board reviewed the              Fund's net assets, have decreased as net      against the performance of the Lipper
performance of the Fund during the past      assets increased because the Advisory         Institutional Money Market Index. The
one, three and five calendar years           Agreement includes breakpoints. The Board     Board noted that the Fund's performance
against the performance of the Lipper        noted that, due to the Fund's asset           in such periods was comparable to the
Institutional US Government Money Market     levels at the end of the past calendar        performance of such Index. Based on this
Index. The Board noted that the Fund's       year and the way in which the advisory        review and after taking account of all of
performance in such periods was              fee breakpoints have been structured, the     the other factors that the Board
comparable to the performance of such        Fund has yet to fully benefit from the        considered in determining whether to
Index. Based on this review and after        breakpoints. The Board concluded that the     continue the Advisory Agreement for the
taking account of all of the other           Fund's fee levels under the Advisory          Fund, the Board concluded that no changes
factors that the Board considered in         Agreement therefore reflect economies of      should be made to the Fund and that it
determining whether to continue the          scale and that it was not necessary to        was not necessary to change the Fund's
Advisory Agreement for the Fund, the         change the advisory fee breakpoints in        portfolio management team at this time.
Board concluded that no changes should be    the Fund's advisory fee schedule.             Although the independent written
made to the Fund and that it was not                                                       evaluation of the Fund's Senior Officer
necessary to change the Fund's portfolio     o Investments in affiliated money market      (discussed below) only considered Fund
management team at this time. Although       funds. The Board also took into account
the independent written evaluation of the    the fact that uninvested                                                    (continued)
Fund's Senior Officer (discussed below)
only considered Fund performance through
the most recent calendar year, the Board
also reviewed more recent Fund
performance, which did not change their
conclusions.

SHORT-TERM INVESTMENTS TRUST

performance through the most recent          o Investments in affiliated money market      other advisors with investment strategies
calendar year, the Board also reviewed       funds. Not applicable because the Fund        comparable to those of the Fund that the
more recent Fund performance, which did      does not invest in affiliated money           Board reviewed. The Board noted that AIM
not change their conclusions.                market funds.                                 has agreed to waive fees and/or limit
                                                                                           expenses of the Fund, as discussed below.
o Fees relative to those of clients of       STIC PRIME PORTFOLIO                          Based on this review, the Board concluded
AIM with comparable investment                                                             that the advisory fee rate for the Fund
strategies. The Board reviewed the           o The performance of the Fund relative to     under the Advisory Agreement was fair and
effective advisory fee rate (before          comparable funds. The Board reviewed the      reasonable.
waivers) for the Fund under the Advisory     performance of the Fund during the past
Agreement. The Board noted that this rate    one, three and five calendar years            o Expense limitations and fee waives. The
was (i) the same as the effective            against the performance of funds advised      Board noted that AIM has contractually
advisory fee rate (before waivers) for a     by other advisors with investment             agreed to waive fees and/or limit
mutual fund advised by AIM with              strategies comparable to those of the         expenses of the Fund in an amount
investment strategies comparable to those    Fund. The Board noted that the Fund's         necessary to limit total annual operating
of the Fund; and (ii) above the effective    performance in such periods was above the     expenses to a specified percentage of
fee rates (before waivers) for three         median performance of such comparable         average daily net assets for each class
collective trust funds sub-advised by an     funds. Based on this review and after         of the Fund. The Board considered the
AIM affiliate with investment strategies     taking account of all of the other            contractual nature of this fee
comparable to those of the Fund. The         factors that the Board considered in          waiver/expense limitation and noted that
Board noted that AIM has agreed to waive     determining whether to continue the           it remains in effect until June 30, 2007.
fees and/or limit expenses of the Fund,      Advisory Agreement for the Fund, the          The Board considered the effect this fee
as discussed below. Based on this review,    Board concluded that no changes should be     waiver/expense limitation would have on
the Board concluded that the advisory fee    made to the Fund and that it was not          the Fund's estimated expenses and
rate for the Fund under the Advisory         necessary to change the Fund's portfolio      concluded that the levels of fee
Agreement was fair and reasonable.           management team at this time. Although        waivers/expense limitations for the Fund
                                             the independent written evaluation of the     were fair and reasonable.
o Fees relative to those of comparable       Fund's Senior Officer (discussed below)
funds with other advisors. The Board         only considered Fund performance through      o Breakpoints and economies of scale. The
reviewed the advisory fee rate for the       the most recent calendar year, the Board      Board reviewed the structure of the
Fund under the Advisory Agreement. The       also reviewed more recent Fund                Fund's advisory fee under the Advisory
Board compared effective contractual         performance, which did not change their       Agreement, noting that it does not
advisory fee rates at a common asset         conclusions.                                  include any breakpoints. The Board
level at the end of the past calendar                                                      considered whether it would be
year and noted that the Fund's rate was      o The performance of the Fund relative to     appropriate to add advisory fee
below the median rate of the funds           indices. The Board reviewed the               breakpoints for the Fund or whether, due
advised by other advisors with investment    performance of the Fund during the past       to the nature of the Fund and the
strategies comparable to those of the        one, three and five calendar years            advisory fee structures of comparable
Fund that the Board reviewed. The Board      against the performance of the Lipper         funds, it was reasonable to structure the
noted that AIM has agreed to waive fees      Institutional Money Market Fund Index.        advisory fee without breakpoints. Based
and/or limit expenses of the Fund, as        The Board noted that the Fund's               on this review, the Board concluded that
discussed below. Based on this review,       performance in such periods was               it was not necessary to add advisory fee
the Board concluded that the advisory fee    comparable to the performance of such         breakpoints to the Fund's advisory fee
rate for the Fund under the Advisory         Index. Based on this review and after         schedule. The Board reviewed the level of
Agreement was fair and reasonable.           taking account of all of the other            the Fund's advisory fees, and noted that
                                             factors that the Board considered in          such fees, as a percentage of the Fund's
o Expense limitations and fee waives. The    determining whether to continue the           net assets, would remain constant under
Board noted that AIM has contractually       Advisory Agreement for the Fund, the          the Advisory Agreement because the
agreed to waive fees and/or limit            Board concluded that no changes should be     Advisory Agreement does not include any
expenses of the Fund in an amount            made to the Fund and that it was not          breakpoints. The Board concluded that the
necessary to limit total annual operating    necessary to change the Fund's portfolio      Fund's fee levels under the Advisory
expenses to a specified percentage of        management team at this time. Although        Agreement therefore would not reflect
average daily net assets for each class      the independent written evaluation of the     economies of scale.
of the Fund. The Board considered the        Fund's Senior Officer (discussed below)
contractual nature of this fee               only considered Fund performance through      o Investments in affiliated money market
waiver/expense limitation and noted that     the most recent calendar year, the Board      funds. Not applicable because the Fund
it remains in effect until June 30, 2007.    also reviewed more recent Fund                does not invest in affiliated money
The Board considered the effect this fee     performance, which did not change their       market funds.
waiver/expense limitation would have on      conclusions.
the Fund's estimated expenses and                                                          TREASURY PORTFOLIO
concluded that the levels of fee             o Fees relative to those of clients of
waivers/expense limitations for the Fund     AIM with comparable investment                o The performance of the Fund relative to
were fair and reasonable.                    strategies. The Board reviewed the            comparable funds. The Board reviewed the
                                             effective advisory fee rate (before           performance of the Fund during the past
o Breakpoints and economies of scale. The    waivers) for the Fund under the Advisory      one, three and five calendar years
Board reviewed the structure of the          Agreement. The Board noted that this rate     against the performance of funds advised
Fund's advisory fee under the Advisory       was (i) the same as the effective             by other advisors with investment
Agreement, noting that it does not           advisory fee rate (before waivers) for a      strategies comparable to those of the
include any breakpoints. The Board           mutual fund advised by AIM with               Fund. The Board noted that the Fund's
considered whether it would be               investment strategies comparable to those     performance in such periods was above the
appropriate to add advisory fee              of the Fund; and (ii) above the effective     median performance of such comparable
breakpoints for the Fund or whether, due     fee rates (before waivers) for three          funds. Based on this review and after
to the nature of the Fund and the            collective trust funds sub-advised by an      taking account of all of the other
advisory fee structures of comparable        AIM affiliate with investment strategies      factors that the Board considered in
funds, it was reasonable to structure the    comparable to those of the Fund. The          determining whether to continue the
advisory fee without breakpoints. Based      Board noted that AIM has agreed to waive      Advisory Agreement for the Fund, the
on this review, the Board concluded that     fees and/or limit expenses of the Fund,       Board concluded that no changes should be
it was not necessary to add advisory fee     as discussed below. Based on this review,     made to the Fund and that it was not
breakpoints to the Fund's advisory fee       the Board concluded that the advisory fee     necessary to change the Fund's portfolio
schedule. The Board reviewed the level of    rate for the Fund under the Advisory          management team at this time. Although
the Fund's advisory fees, and noted that     Agreement was fair and reasonable.            the independent written evaluation of the
such fees, as a percentage of the Fund's                                                   Fund's Senior Officer (discussed below)
net assets, would remain constant under      o Fees relative to those of comparable        only considered Fund performance through
the Advisory Agreement because the           funds with other advisors. The Board          the most recent calendar year, the Board
Advisory Agreement does not include any      reviewed the advisory fee rate for the        also reviewed more recent Fund
breakpoints. The Board concluded that the    Fund under the Advisory Agreement. The        performance, which did not change their
Fund's fee levels under the Advisory         Board compared effective contractual          conclusions.
Agreement therefore would not reflect        advisory fee rates at a common asset
economies of scale.                          level at the end of the past calendar                                       (continued)
                                             year and noted that the Fund's rate was
                                             comparable to the median rate of the
                                             funds advised by

SHORT-TERM INVESTMENTS TRUST

o The performance of the Fund relative to    ule. The Board reviewed the level of the      o AIM's financial soundness in light of
indices. The Board reviewed the              Fund's advisory fees, and noted that such     the Fund's needs. The Board considered
performance of the Fund during the past      fees, as a percentage of the Fund's net       whether AIM is financially sound and has
one, three and five calendar years           assets, would remain constant under the       the resources necessary to perform its
against the performance of the Lipper        Advisory Agreement because the Advisory       obligations under the Advisory Agreement,
Institutional US Treasury Money Market       Agreement does not include any                and concluded that AIM has the financial
Index. The Board noted that the Fund's       breakpoints. The Board concluded that the     resources necessary to fulfill its
performance was comparable to the            Fund's fee levels under the Advisory          obligations under the Advisory Agreement.
performance of such Index for the one        Agreement therefore would not reflect
year period and above such Index for the     economies of scale.                           o Historical relationship between the
three and five year periods. Based on                                                      Fund and AIM. In determining whether to
this review and after taking account of      o Investments in affiliated money market      continue the Advisory Agreement for the
all of the other factors that the Board      funds. The Board also took into account       Fund, the Board also considered the prior
considered in determining whether to         the fact that uninvested cash and cash        relationship between AIM and the Fund, as
continue the Advisory Agreement for the      collateral from securities lending            well as the Board's knowledge of AIM's
Fund, the Board concluded that no changes    arrangements, if any (collectively, "cash     operations, and concluded that it was
should be made to the Fund and that it       balances") of the Fund may be invested in     beneficial to maintain the current
was not necessary to change the Fund's       money market funds advised by AIM             relationship, in part, because of such
portfolio management team at this time.      pursuant to the terms of an SEC exemptive     knowledge. The Board also reviewed the
Although the independent written             order. The Board found that the Fund may      general nature of the non-investment
evaluation of the Fund's Senior Officer      realize certain benefits upon investing       advisory services currently performed by
(discussed below) only considered Fund       cash balances in AIM advised money market     AIM and its affiliates, such as
performance through the most recent          funds, including a higher net return,         administrative, transfer agency and
calendar year, the Board also reviewed       increased liquidity, increased                distribution services, and the fees
more recent Fund performance, which did      diversification or decreased transaction      received by AIM and its affiliates for
not change their conclusions.                costs. The Board also found that the Fund     performing such services. In addition to
                                             will not receive reduced services if it       reviewing such services, the trustees
o Fees relative to those of clients of       invests its cash balances in such money       also considered the organizational
AIM with comparable investment               market funds. The Board noted that, to        structure employed by AIM and its
strategies. The Board noted that AIM does    the extent the Fund invests uninvested        affiliates to provide those services.
not serve as an advisor to other mutual      cash in affiliated money market funds,        Based on the review of these and other
funds or other clients with investment       AIM has voluntarily agreed to waive a         factors, the Board concluded that AIM and
strategies comparable to those of the        portion of the advisory fees it receives      its affiliates were qualified to continue
Fund.                                        from the Fund attributable to such            to provide non-investment advisory
                                             investment. The Board further determined      services to the Fund, including
o Fees relative to those of comparable       that the proposed securities lending          administrative, transfer agency and
funds with other advisors. The Board         program and related procedures with           distribution services, and that AIM and
reviewed the advisory fee rate for the       respect to the lending Fund is in the         its affiliates currently are providing
Fund under the Advisory Agreement. The       best interests of the lending Fund and        satisfactory non-investment advisory
Board compared effective contractual         its respective shareholders. The Board        services.
advisory fee rates at a common asset         therefore concluded that the investment
level at the end of the past calendar        of cash collateral received in connection     o Other factors and current trends. The
year and noted that the Fund's rate was      with the securities lending program in        Board considered the steps that AIM and
below the median rate of the funds           the money market funds according to the       its affiliates have taken over the last
advised by other advisors with investment    procedures is in the best interests of        several years, and continue to take, in
strategies comparable to those of the        the lending Fund and its respective           order to improve the quality and
Fund that the Board reviewed. The Board      shareholders.                                 efficiency of the services they provide
noted that AIM has agreed to waive fees                                                    to the Funds in the areas of investment
and/or limit expenses of the Fund, as        GLOBAL FACTORS                                performance, product line
discussed below. Based on this review,                                                     diversification, distribution, fund
the Board concluded that the advisory fee    The Board considered the following global     operations, shareholder services and
rate for the Fund under the Advisory         factors for each Fund and reached the         compliance. The Board concluded that
Agreement was fair and reasonable.           same conclusions for each Fund, which         these steps taken by AIM have improved,
                                             conclusions are set forth below.              and are likely to continue to improve,
o Expense limitations and fee waivers.                                                     the quality and efficiency of the
The Board noted that AIM has                 o Profitability of AIM and its                services AIM and its affiliates provide
contractually agreed to waive fees and/or    affiliates. The Board reviewed                to the Fund in each of these areas, and
limit expenses of the Fund in an amount      information concerning the profitability      support the Board's approval of the
necessary to limit total annual operating    of AIM's (and its affiliates') investment     continuance of the Advisory Agreement for
expenses to a specified percentage of        advisory and other activities and its         the Fund.
average daily net assets for each class      financial condition. The Board considered
of the Fund. The Board considered the        the overall profitability of AIM, as well
contractual nature of this fee               as the profitability of AIM in connection
waiver/expense limitation and noted that     with managing the Fund. The Board noted
it remains in effect until June 30, 2007.    that AIM's operations remain profitable,
The Board considered the effect this fee     although increased expenses in recent
waiver/expense limitation would have on      years have reduced AIM's profitability.
the Fund's estimated expenses and            Based on the review of the profitability
concluded that the levels of fee             of AIM's and its affiliates' investment
waivers/expense limitations for the Fund     advisory and other activities and its
were fair and reasonable.                    financial condition, the Board concluded
                                             that the compensation to be paid by the
o Breakpoints and economies of scale. The    Fund to AIM under its Advisory Agreement
Board reviewed the structure of the          was not excessive.
Fund's advisory fee under the Advisory
Agreement, noting that it does not           o Benefits of soft dollars to AIM. The
include any breakpoints. The Board           Board considered the benefits realized by
considered whether it would be               AIM as a result of brokerage transactions
appropriate to add advisory fee              executed through "soft dollar"
breakpoints for the Fund or whether, due     arrangements. Under these arrangements,
to the nature of the Fund and the            brokerage commissions paid by other funds
advisory fee structures of comparable        advised by AIM are used to pay for
funds, it was reasonable to structure the    research and execution services. This
advisory fee without breakpoints. Based      research may be used by AIM in making
on this review, the Board concluded that     investment decisions for the Fund. The
it was not necessary to add advisory fee     Board concluded that such arrangements
breakpoints to the Fund's advisory fee       were appropriate.
sched-

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-4.52%

Amstel Funding Corp.,
  (Acquired 05/26/06; Cost $97,430,000)
  5.14%(b)(c)                                  11/22/06   $   100,000    $    98,829,222
----------------------------------------------------------------------------------------
  (Acquired 08/16/06; Cost $135,050,123)
  5.27%(b)(c)                                  02/13/07       138,705        135,354,696
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $123,313,333)
  5.28%(b)(c)                                  11/21/06       125,000        123,515,000
----------------------------------------------------------------------------------------
  (Acquired 07/31/06; Cost $98,612,750)
  5.37%(b)(c)                                  11/01/06       100,000         99,090,083
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $47,346,013)
  5.39%(b)(c)                                  10/30/06        48,000         47,575,987
----------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $49,955,606)
  5.42%(b)(c)                                  10/20/06        50,665         50,291,233
----------------------------------------------------------------------------------------
Atlantis One Funding Corp.,
  (Acquired 05/16/06; Cost $97,443,375)
  5.09%(b)(c)                                  11/13/06       100,000         98,968,875
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $149,320,583)
  5.26%(b)(c)                                  09/21/06       150,000        149,561,667
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $49,553,514)
  5.27%(b)(c)                                  10/11/06        50,000         49,707,222
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $49,333,299)
  5.28%(b)(c)                                  11/17/06        50,000         49,435,868
========================================================================================
                                                                             902,329,853
========================================================================================

ASSET-BACKED SECURITIES-
  FULLY BACKED-9.70%

Aquinas Funding LLC,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $96,571,575)
  5.26%(b)                                     09/21/06        96,883         96,599,886
----------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $83,714,720)
  5.28%(b)(d)                                  09/01/06        83,727         83,727,000
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $30,008,793)
  5.30%(b)                                     02/12/07        30,849         30,104,168
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Aspen Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $168,327,047)
  5.27%(b)                                     09/26/06   $   168,995    $   168,376,525
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $24,652,326)
  5.27%(b)                                     11/20/06        25,000         24,707,222
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $23,662,540)
  5.39%(b)                                     10/30/06        24,000         23,788,190
----------------------------------------------------------------------------------------
Blue Spice LLC
  (CEP-Deutsche Bank A.G.) (Acquired
  05/16/06; Cost $87,760,400)
  5.09%(b)(c)                                  11/08/06        90,000         89,134,700
----------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC,-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 08/21/06; Cost
  $218,297,276)
  5.25%(b)                                     09/14/06       219,064        218,648,691
----------------------------------------------------------------------------------------
  (Acquired 07/27/06; Cost $94,402,337)
  5.38%(b)                                     10/18/06        95,588         94,916,601
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC,- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 03/08/06; Cost
  $106,058,734)
  4.88%(b)(c)                                  09/11/06       108,784        108,636,688
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $284,733,525)
  5.27%(b)(c)                                  10/16/06       287,087        285,195,814
----------------------------------------------------------------------------------------
GOVCO Inc. (Acquired 06/19/06; Cost
  $77,832,178)
  5.36%(b)                                     12/18/06        80,000         78,713,600
----------------------------------------------------------------------------------------
Long Lane Master Trust IV,-Series A
  (CEP-Bank of America, N.A.) (Acquired
  08/21/06; Cost $139,315,644)
  5.26%(b)                                     09/20/06       139,929        139,540,542
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $177,197,437)
  5.33%(b)                                     09/07/06       177,988        177,829,887
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Newport Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/16/06; Cost $49,325,014)
  5.28%(b)                                     11/16/06   $    50,000    $    49,442,403
----------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $49,318,764)
  5.39%(b)                                     10/20/06        50,000         49,633,181
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $123,242,396)
  5.39%(b)                                     10/30/06       125,000        123,896,823
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (CEP-ABN AMRO Bank N.V.) (Acquired
  08/04/06; Cost $94,549,911)
  5.33%(b)(c)                                  09/05/06        95,000         94,943,739
========================================================================================
                                                                           1,937,835,660
========================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.15%

Amsterdam Funding Corp.
  (Acquired 08/15/06; Cost $105,937,720)
  5.29%(b)(c)                                  12/18/06       107,920        106,207,310
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/22/06; Cost $55,003,247)
  5.28%(b)                                     10/23/06        55,508         55,084,659
----------------------------------------------------------------------------------------
Barton Capital LLC,
  (Acquired 08/18/06; Cost $155,485,725)
  5.26%(b)                                     09/21/06       156,262        155,805,368
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $12,720,871)
  5.27%(b)                                     10/04/06        12,809         12,747,122
----------------------------------------------------------------------------------------
Charta LLC,
  (Acquired 08/10/06; Cost $99,209,500)
  5.27%(b)                                     10/03/06       100,000         99,531,555
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $69,549,122)
  5.27%(b)                                     10/11/06        70,000         69,590,111
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $81,877,789)
  5.32%(b)                                     09/26/06        82,475         82,170,301
----------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $73,494,128)
  5.35%(b)                                     09/08/06        74,000         73,923,019
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

CRC Funding LLC
  (Acquired 08/15/06; Cost $99,046,667)
  5.28%(b)                                     10/19/06   $   100,000    $    99,296,000
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/30/06; Cost $75,014,793)
  5.26%(b)                                     09/28/06        75,334         75,036,807
========================================================================================
                                                                             829,392,252
========================================================================================

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-12.10%

Grampian Funding Ltd./LLC,
  (Acquired 05/25/06; Cost $73,309,729)
  5.14%(b)(c)                                  10/30/06        75,000         74,368,823
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $136,300,500)
  5.29%(b)(c)                                  02/07/07       140,000        136,732,108
----------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $155,966,082)
  5.33%(b)                                     09/18/06       156,942        156,546,986
----------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $99,560,833)
  5.27%(b)                                     09/20/06       100,000         99,721,861
----------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $79,648,667)
  5.27%(b)                                     09/21/06        80,000         79,765,778
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $79,648,333)
  5.28%(b)                                     09/21/06        80,000         79,765,556
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $99,585,307)
  5.28%(b)                                     09/22/06       100,025         99,717,215
----------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $101,894,435)
  5.27%(b)                                     09/19/06       102,374        102,104,244
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,560,417)
  5.28%(b)                                     09/20/06       100,000         99,721,597
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $64,714,271)
  5.28%(b)                                     09/21/06        65,000         64,809,514
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06       100,444        100,134,925
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.,
  (Acquired 08/21/06; Cost $149,514,230)
  5.28%(b)                                     09/22/06   $   150,175    $   149,712,461
----------------------------------------------------------------------------------------
  Series 2005-I (Acquired 08/16/06; Cost
  $24,750,667)
  5.28%(b)                                     10/25/06        25,000         24,802,000
----------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp.,
  (Acquired 08/23/06; Cost $184,221,119)
  5.27%(b)                                     09/22/06       185,006        184,437,638
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $75,379,461)
  5.28%(b)                                     09/25/06        75,690         75,423,823
----------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC,
  (Acquired 06/14/06; Cost $57,207,617)
  5.29%(b)(c)                                  12/11/06        58,753         57,881,024
----------------------------------------------------------------------------------------
  (Acquired 08/07/06; Cost $119,450,267)
  5.32%(b)(c)                                  09/07/06       120,000        119,893,600
----------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $122,406,584)
  5.38%(b)(c)                                  10/25/06       124,113        123,111,408
----------------------------------------------------------------------------------------
Sigma Finance Inc.
  (Acquired 03/09/06; Cost $97,455,211)
  4.87%(b)(c)                                  09/13/06       100,000         99,837,567
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 08/22/06; Cost $175,741,057)
  5.27%(b)(c)                                  10/23/06       177,323        175,974,459
----------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $115,289,201)
  5.35%(b)                                     09/12/06       115,892        115,702,549
----------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 8/31/06; Cost $197,525,324)
  5.28%(b)                                     11/30/06       200,165        197,525,324
========================================================================================
                                                                           2,417,690,460
========================================================================================

DIVERSIFIED BANKS-0.49%

HBOS Treasury Services PLC
  5.11%(c)                                     11/22/06       100,000         98,837,194
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.74%

General Electric Capital Corp.
  5.26%                                        12/05/06       150,000        147,917,917
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


REGIONAL BANKS-1.59%

Danske Corp. Series A
  5.27%(c)                                     12/27/06   $   121,845    $   119,758,100
----------------------------------------------------------------------------------------
Northern Rock PLC
  (Acquired 05/25/06; Cost $97,346,917)
  5.14%(b)(c)                                  11/27/06       100,000         98,759,042
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 06/12/06; Cost $97,343,958)
  5.23%(b)                                     12/12/06       100,000         98,519,583
========================================================================================
                                                                             317,036,725
========================================================================================

SPECIALIZED FINANCE-0.23%

CIT Group Inc.
  5.15%                                        11/14/06        47,000         46,502,453
========================================================================================
    Total Commercial Paper (Cost
      $6,697,542,514)                                                      6,697,542,514
========================================================================================

CERTIFICATES OF DEPOSIT-10.62%

Banco Bilbao Vizcaya Argentaria, S.A.,
  4.35%                                        09/29/06        50,000         49,999,813
----------------------------------------------------------------------------------------
  4.76%                                        12/18/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  (United Kingdom),
  5.13%                                        03/26/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.32%                                        04/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        05/08/07        99,000         99,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.45%                                        06/12/07       102,000        102,000,000
----------------------------------------------------------------------------------------
BNP Paribas S.A.,
  5.27%                                        11/27/06        70,000         70,000,000
----------------------------------------------------------------------------------------
  5.50%                                        10/23/06       150,000        150,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  (United Kingdom)
  4.30%                                        09/28/06       100,000        100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC,
  4.75%                                        10/25/06       125,000        125,000,000
----------------------------------------------------------------------------------------
  4.99%                                        02/12/07       100,000         99,995,532
----------------------------------------------------------------------------------------
  5.20%                                        03/30/07       105,000        105,000,000
----------------------------------------------------------------------------------------
  5.31%                                        04/19/07        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.42%                                        06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom),
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.26%                                        12/15/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.26%                                        04/20/07        50,000         50,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Svenska Handelsbanken A.B.,
  4.77%                                        12/19/06   $    60,000    $    60,000,000
----------------------------------------------------------------------------------------
  4.95%                                        02/07/07        50,000         50,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom),
  5.25%                                        11/20/06        75,000         75,000,000
----------------------------------------------------------------------------------------
  5.28%                                        11/24/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        11/08/06        85,000         85,000,000
----------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07       100,000        100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,120,995,345)                                                      2,120,995,345
========================================================================================

VARIABLE RATE DEMAND NOTES-8.04%(E)

INSURED-2.11%(F)

Aerospace Corp.; Series 2006, Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.32%(d)(g)                                  06/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
Alaska (State of) Housing Finance Corp.;
  Series 2002 B, Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.38%(d)(g)                                  12/01/36         3,800          3,800,000
----------------------------------------------------------------------------------------
Baltimore (City of), Maryland (Consolidated
  Public Improvement Project); Series 2003 C,
  Refunding Taxable GO (INS-Financial
  Security Assurance Inc.)
  5.30%(d)(g)                                  10/15/20         4,015          4,015,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  08/01/29        23,900         23,900,000
----------------------------------------------------------------------------------------
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  5.38%(d)(g)                                  08/01/29         4,980          4,980,000
----------------------------------------------------------------------------------------
Denver (City and County of), Colorado School
  District No. 1; Series 2005 B, Taxable COP
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  12/15/18        23,930         23,930,000
----------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.32%(d)(g)                                  05/15/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

INSURED-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  07/01/24   $    31,695    $    31,695,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.);
  5.31%(d)(g)                                  09/01/32        15,370         15,370,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         4,750          4,750,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners II; Series 2001
  Tranche 1 Taxable Student Loan RB (INS-MBIA
  Insurance Corp.) (Acquired 11/14/02; Cost
  $25,000,000)
  5.31%(b)(d)(g)                               09/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  5.31%(b)(d)(g)                               08/01/37        60,000         60,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  5.31%(b)(d)(g)                               08/01/37        40,000         40,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of), Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  RB (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  11/01/15   $     3,700    $     3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency; Series 2006 B, Taxable RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  05/01/28         9,475          9,475,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5,
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  5.31%(d)(g)                                  09/01/35         6,500          6,500,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
  Refunding Special Obligation Taxable RB
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/32        14,130         14,130,000
----------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group); Sub-Series 2005
  B1, Taxable RB (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/22        22,045         22,045,000
========================================================================================
                                                                             422,190,000
========================================================================================

LETTER OF CREDIT ENHANCED-5.93%(H)

422 Capital LLC; Series 2004-A, Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/44        12,000         12,000,000
----------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006, Notes
  (LOC-Wachovia Bank, N.A.)
  5.43%(d)(g)                                  06/01/29         3,000          3,000,000
----------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
  Bonds (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  06/01/17         9,250          9,250,000
----------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.34%(c)(d)(g)                               07/01/26         4,230          4,230,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB, Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  08/01/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

American Association of Retired Persons;
  Series 2001, Floating Rate Notes (LOC-Bank
  of America, N.A.)
  5.31%(d)(g)                                  05/01/31   $    28,700    $    28,700,000
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Development Board;
  Series 2006 A, Refunding
  Taxable IDR (LOC-Allied Irish Banks PLC)
  5.33%(c)(d)(g)                               07/01/26         5,640          5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Bonds
  (LOC-Citizens Bank of Pennsylvania)
  5.38%(d)(g)                                  02/01/15        41,620         41,620,000
----------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  01/01/15        12,750         12,750,000
----------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Bonds (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/08        24,500         24,500,000
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A,
  Taxable RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  09/01/30        13,700         13,700,000
----------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A, Taxable RB
  (LOC-LaSalle Bank, N.A.)
  5.34%(d)(i)                                  02/15/27        17,400         17,400,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I, Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  5.31%(d)(g)                                  12/01/36        61,790         61,790,000
----------------------------------------------------------------------------------------
California (State of) Biola University;
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  5.31%(d)(g)                                  07/01/36        43,400         43,400,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC; Series 2005-B
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  07/01/25   $     1,315    $     1,315,000
----------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(g)                                     06/01/32         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  12/01/12         1,100          1,100,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 1999 F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  12/02/19         7,984          7,984,000
----------------------------------------------------------------------------------------
  Series 2000 B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20         7,239          7,239,000
----------------------------------------------------------------------------------------
  Series 2000 C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  09/01/20         2,537          2,537,000
----------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  09/01/34        18,155         18,155,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  11/01/28         1,995          1,995,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20        11,900         11,900,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments); Series 2006 A, Refunding
  Multi-Family Housing Taxable RB
  (LOC-Federal National Mortgage Association)
  5.30%(d)(g)                                  05/15/36         8,970          8,970,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc.;
  Floating Rate Notes (LOC-Wells Fargo Bank,
  N.A.)
  5.39%(d)(g)                                  02/02/43        14,480         14,480,000
----------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A,
  Taxable RB (LOC-Deutsche Bank A.G.)
  5.38%(c)(d)(g)                               05/01/09        30,190         30,190,000
----------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.43%(d)(g)                                  08/31/16         9,900          9,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004, Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/15   $     8,000    $     8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  07/01/30         5,100          5,100,000
----------------------------------------------------------------------------------------
Folk Financial Services Inc.; Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  5.45%(g)                                     10/15/27           320            320,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  01/01/25        10,745         10,745,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States; Series 2001 A, Taxable
  (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  03/01/33        17,590         17,590,000
----------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.37%(d)(g)                                  03/01/31        18,580         18,580,000
----------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B,
  Refunding RB (LOC-Bank of New York)
  5.31%(d)(g)                                  07/01/35         6,300          6,300,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.33%(d)(g)                                  06/01/25         6,350          6,350,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B, Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  5.31%(d)(g)                                  09/01/31         7,800          7,800,000
----------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  5.38%(d)(g)                                  12/01/39        16,750         16,750,000
----------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003, Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.28%(d)(g)                                  09/01/33         7,270          7,270,000
----------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.34%(d)(g)                                  06/01/26        10,000         10,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B, Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  06/01/20   $       380    $       380,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A,
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $152,050,000)
  5.31%(b)(d)(g)                               02/01/41       152,050        152,050,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/18        55,200         55,200,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  12/01/53         3,575          3,575,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001, Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  5.31%(d)(g)                                  06/01/36        36,300         36,300,000
----------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B, Taxable RB (LOC-Comerica
  Bank)
  5.38%(g)                                     01/01/35         8,810          8,810,000
----------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  5.31%(d)(g)                                  08/01/16         9,660          9,660,000
----------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005, Taxable RB (LOC-Allied Irish Banks
  PLC)
  5.30%(c)(d)(g)                               11/01/35        13,550         13,550,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B, Taxable Refunding
  Limited Obligation RB (LOC-Fifth Third
  Bank)
  5.35%(g)                                     11/01/28         7,760          7,760,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005, Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  10/01/25        21,000         21,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 12/01/04; Cost $7,000,000)
  5.31%(b)(d)(g)                               03/01/19   $     7,000    $     7,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South Project); Series 2005,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 06/01/06; Cost $10,000,000)
  5.31%(b)(d)(g)                               08/01/20        10,000         10,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003, Taxable IDR (LOC-JPMorgan Chase Bank)
  5.34%(d)(g)                                  12/01/27         7,330          7,330,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B,
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  12/01/20         9,000          9,000,000
----------------------------------------------------------------------------------------
Net Magan Two LLC; Series 2006, Taxable Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  04/01/26        15,200         15,200,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Thermal Energy Facilities);
  Series 2001 A, Taxable Marina Energy RB
  (LOC-Wachovia Bank, N.A.)
  5.32%(d)(g)                                  09/01/21         7,700          7,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association of Hunterdon County; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/24         2,305          2,305,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B, Taxable
  RB (LOC-Bank of New York)
  5.20%(d)(g)                                  11/01/37         1,650          1,650,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.33%(d)(g)                                  09/15/07   $     4,600    $     4,600,000
----------------------------------------------------------------------------------------
  Series 2003 H Taxable Service Contract
  Refunding RB (LOC-Dexia Group S.A.)
  5.31%(c)(d)(g)                               09/15/08         7,200          7,200,000
----------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.36%(d)(g)                                  01/01/20         2,110          2,110,000
----------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005, Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/23        11,900         11,900,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  05/01/27         3,270          3,270,000
----------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C, Taxable RB (LOC-Bank of
  America, N.A.)
  5.25%(d)(g)                                  02/15/21         7,500          7,500,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004, Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/14         3,000          3,000,000
----------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000, Floating
  Rate Bonds (LOC-Regions Bank)
  5.35%(d)(g)                                  09/01/20        15,650         15,650,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  5.37%(d)(g)                                  01/01/15         2,800          2,800,000
----------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.40%(d)(j)                                  12/01/25         1,590          1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.28%(d)(g)                                  12/01/22         4,070          4,069,723
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.33%(d)(g)                                  05/01/14        12,930         12,930,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Sabri Arac (The Quarry School); Series 2005,
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  10/01/35   $     7,500    $     7,500,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004, RB (LOC-Bank of America, N.A.)
  5.33%(d)(g)                                  04/01/24         9,530          9,530,000
----------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005, Taxable RB
  (LOC-Allied Irish Banks PLC)
  5.30%(c)(d)(g)                               07/01/33         5,500          5,500,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2002 B Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  11/01/52         9,730          9,730,000
----------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  10/01/53         4,805          4,805,000
----------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.33%(d)(g)                                  07/01/54        10,000         10,000,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  10/01/35        17,600         17,600,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  09/01/17         1,175          1,175,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/26        44,915         44,915,000
----------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004, Taxable
  RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  07/15/26        39,400         39,400,000
----------------------------------------------------------------------------------------
Wake Forest University; Series 1997, Taxable
  RB (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/17         3,400          3,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A, Floating Rate Notes (LOC-Fifth
  Third Bank)
  5.33%(d)(g)                                  05/01/44         9,530          9,530,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D, Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  07/01/25   $     1,900    $     1,900,000
----------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital LLC;
  Series 2003, Taxable RB (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  11/01/23        37,800         37,800,000
========================================================================================
                                                                           1,184,924,723
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,607,114,723)                                                      1,607,114,723
========================================================================================

ASSET-BACKED SECURITIES-6.42%

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-2.03%

Sigma Finance Inc.,
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(b)(c)                                  10/04/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/13/06; Cost $99,990,000)
  5.29%(b)(c)(j)                               03/19/07       100,000         99,994,607
----------------------------------------------------------------------------------------
  (Acquired 06/09/06; Cost $100,000,000)
  5.50%(b)(c)                                  07/11/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $155,000,000)
  5.51%(b)(c)                                  08/13/07       155,000        155,000,000
========================================================================================
                                                                             404,994,607
========================================================================================

DIVERSIFIED BANKS-0.23%

Lothian Mortgages Master Issuer PLC; Series
  2006-1A, Class A1, Floating Rate Bonds
  (Acquired 05/05/06; Cost $45,333,000)
  5.30%(b)(c)(j)                               04/24/07        45,333         45,333,000
========================================================================================

FULLY BACKED-1.39%

RACERS Trust; Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,000,000)
  5.35%(b)(j)                                  01/22/07       279,000        279,000,000
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.52%

Wachovia Asset Securitization Issuance LLC;
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 09/07/05;
  Cost $104,365,715)
  5.31%(b)(j)(k)                               11/25/34   $   104,366    $   104,365,715
========================================================================================

STRUCTURED-2.25%

Granite Master Issuer PLC; Series 2006-1A,
  Class A1, Floating Rate Bonds (Acquired
  01/18/06; Cost $150,000,000)
  5.30%(b)(c)(j)                               01/20/07       150,000        150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgage PLC; Series 12A, Class A1,
  Floating Rate Bonds (Acquired 07/14/06;
  Cost $95,000,000)
  5.31%(b)(c)(k)(l)                            05/17/07        95,000         95,000,000
----------------------------------------------------------------------------------------
Permanent Financing PLC; Series 9A, Class 1A,
  Floating Rate Bonds (Acquired 03/15/06;
  Cost $109,000,000)
  5.34%(b)(c)(j)                               03/10/07       109,000        109,000,000
----------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./Corp.; Series
  2004-1A, Class AMME, Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  5.35%(b)(c)(l)                               09/15/06        95,000         95,000,000
========================================================================================
                                                                             449,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $1,282,693,322)                                                      1,282,693,322
========================================================================================

MASTER NOTE AGREEMENTS-5.11%(M)

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $113,800,000)
  5.43%(b)(d)(i)(n)                                 --        113,800        113,800,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $907,000,000)
  5.44%(b)(d)(i)                               12/06/06       907,000        907,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $1,020,800,000)                                                      1,020,800,000
========================================================================================

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-4.35%

Allstate Life Global Funding Floating Rate
  MTN
  5.32%(j)                                     01/26/07   $    50,000    $    50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN (Acquired 11/18/03; Cost
  $130,000,000)
  5.39%(b)(j)                                  08/16/07       130,000        130,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  5.47%(b)(j)                                  07/06/07       140,000        140,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A.
  Floating Rate MTN (Acquired 06/23/06; Cost
  $100,000,000)
  5.48%(b)(c)(l)                               08/23/07       100,000        100,000,000
----------------------------------------------------------------------------------------
MetLife Global Funding I,
  Floating Rate MTN (Acquired 08/20/03; Cost
  $90,000,000)
  5.39%(b)(j)                                  09/14/07        90,000         90,000,000
----------------------------------------------------------------------------------------
  (Acquired 04/03/03; Cost $149,342,050)
  5.43%(b)(j)                                  08/28/07       149,300        149,317,728
----------------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp.
  Sec. Floating Rate MTN
  5.39%(j)                                     08/01/07        50,000         50,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada
  Floating Rate Yankee MTN
  5.40%(c)(j)                                  06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  Sr. Unsec. Floating Rate MTN (Acquired
  04/14/05; Cost $60,000,000)
  5.32%(b)(c)(j)                               08/21/07        60,000         60,000,000
========================================================================================
    Total Medium-Term Notes (Cost
      $869,317,728)                                                          869,317,728
========================================================================================

PROMISSORY NOTES-4.18%

Goldman Sachs Group, Inc. (The),
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%(b)(o)                                  10/03/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  5.38%(b)(i)(o)                               09/18/06        35,000         35,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.38%(b)(i)(o)                               11/07/06       100,000        100,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

PROMISSORY NOTES-(CONTINUED)

  (Acquired 02/06/06; Cost $200,000,000)
  5.39%(b)(i)(o)                               12/04/06   $   200,000    $   200,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.42%(b)(j)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.43%(b)(i)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.52%(b)(l)(o)                               11/07/06       100,000        100,000,000
========================================================================================
    Total Promissory Notes (Cost
      $835,000,000)                                                          835,000,000
========================================================================================

FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/25/06; Cost $100,000,000)
  5.46%(b)(l)(o)                               08/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/05; Cost $110,000,000)
  5.47%(b)(l)(o)                               11/21/06       110,000        110,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/05/06; Cost $253,000,000)
  5.57%(b)(l)(o)                               04/05/07       253,000        253,000,000
========================================================================================
    Total Funding Agreements (Cost
      $463,000,000)                                                          463,000,000
========================================================================================

TIME DEPOSITS-1.87%

Calyon S.A. (Cayman Islands)
  5.30%(d)                                     09/01/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Dexia Bank S.A. (Belgium)
  5.29%(d)                                     09/01/06       102,000        102,000,000
----------------------------------------------------------------------------------------
Suntrust Bank (Cayman Islands)
  5.30%(d)                                     09/01/06       171,595        171,595,576
========================================================================================
    Total Time Deposits (Cost $373,595,576)                                  373,595,576
========================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

OVERSEAS PRIVATE INVESTMENT CORP.-0.03%

Floating Rate Notes, 5.31%(d)(e)(g)
  (Cost $6,500,000)                            12/31/10         6,500          6,500,000
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.46% (Cost $15,276,559,208)                               15,276,559,208
========================================================================================

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-24.61%(P)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08) 5.23%, 09/01/06                      $10,001,453    $    10,000,000
----------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35) 5.29%,
  09/01/06                                                485,071,268        485,000,000
----------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259; 4.50%-8.13%,
  08/15/21-02/15/36) 5.23%, 09/01/06                       10,001,453         10,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                                          10,001,456         10,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46) 5.28%, 09/01/06                       14,488,997         14,486,872
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $656,381,668 (collateralized by U.S.
  Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                                         262,942,590        262,904,104
----------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $225,032,938 (collateralized by U.S.
  Treasury obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%, 09/01/06                                          75,010,979         75,000,000
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                           REPURCHASE
                                                             AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $1,106,165,055 (collateralized by Corporate
  obligations valued at $1,148,417,257;
  0%-7.88%, 09/22/06-12/01/49) 5.37%,
  09/01/06(c)                                             $685,516,331   $   685,414,042
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/07)
  5.24%, 09/01/06                                          10,001,456         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,149,236
  (collateralized by Corporate obligations
  valued at $1,050,000; 0%-7.72%,
  12/20/09-03/15/49) 5.37%, 09/01/06                      516,077,006        516,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066; 3.88%-12.00%,
  08/15/07-08/15/13) 5.23%, 09/01/06                       10,001,453         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $700,102,472 (collateralized
  by U.S. Government obligations valued at
  $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                                         195,028,546        195,000,000
----------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $400,058,556 (collateralized
  by U.S. Government obligations valued at
  $408,004,601; 0%, 11/29/06-06/23/33) 5.27%,
  09/01/06                                                249,036,451        249,000,000
----------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28) 5.24%, 09/01/06                       10,001,456         10,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, maturing value $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,000;
  3.00%-5.00%, 04/15/09-11/01/19) 5.29%,
  09/01/06                                                $200,029,389   $   200,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $600,089,375 (collateralized by Corporate
  obligations valued at $630,000,001;
  5.11%-6.09%, 11/25/35-04/25/36) 5.36%,
  09/01/06(c)                                             299,349,370        299,304,786
----------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,390 (collateralized by U.S.
  Treasury
  obligations valued at $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28) 5.24%,
  09/01/06                                                 10,001,456         10,000,000
----------------------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,667 (collateralized by U.S.
  Government obligations valued at
  $255,000,000; 4.00%-7.00%,
  09/01/17-06/01/36) 5.28%, 09/01/06                      170,024,933        170,000,000
----------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $800,117,333 (collateralized
  by U.S. Government obligations valued at
  $816,006,506; 0%-8.13%, 02/17/09-02/01/37)
  5.28%, 09/01/06                                         606,171,202        606,082,310
----------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                                          10,001,453         10,000,000
----------------------------------------------------------------------------------------
Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                                          10,001,444         10,000,000
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                           REPURCHASE
                                                             AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10) 5.24%,
  09/01/06                                                $10,001,456    $    10,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917
  (collateralized by U.S. Government
  obligations valued at $308,544,973;
  4.38%-5.67%, 10/15/06-07/15/16) 5.27%,
  09/01/06                                                100,014,639        100,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%-5.50%, 09/01/33-04/01/35) 5.28%,
  09/01/06                                                360,052,800        360,000,000
----------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,485;
  0%-9.00%, 01/15/08-07/01/36) 5.29%,
  09/01/06                                                 65,009,551         65,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/06,
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,597; 5.00%-7.00%,
  06/01/18-08/01/36) 5.28%, 09/01/06                      250,036,667        250,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury
  obligations valued at $510,002,402;
  4.38%-12.00%, 11/15/08-08/15/13) 5.23%,
  09/01/06                                                 44,692,059         44,685,567
----------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,663; 4.50%-6.25%,
  07/20/15-02/15/36) 5.28%, 09/01/06                      200,029,333        200,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,074,722 (collateralized
  by $525,000,001; 0%-7.77%,
  06/01/30-07/15/45) 5.38%, 09/01/06                      $39,570,584    $    39,564,671
========================================================================================
    Total Repurchase Agreements (Cost
      $4,917,442,352)                                                      4,917,442,352
========================================================================================
TOTAL INVESTMENTS-101.07% (Cost
  $20,194,001,560)(q)(r)                                                  20,194,001,560
========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.07)%                                       (213,176,148)
========================================================================================
NET ASSETS-100.00%                                                       $19,980,825,412
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $10,949,387,900, which represented 54.80% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.5%; Netherlands: 6.1%; other countries less than 5%:
    13.3%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2006.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(n) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(o) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2006 was $1,298,000,000, which represented 6.50% of the Fund's Net Assets.
(p) Principal amount equals value at period end. See Note 1I.
(q) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,276,559,208)                           $15,276,559,208
------------------------------------------------------------
Repurchase agreements (cost $4,917,442,352)    4,917,442,352
============================================================
    Total investments (cost
      $20,194,001,560)                        20,194,001,560
============================================================
Interest receivable                               76,631,207
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  721,110
------------------------------------------------------------
Other assets                                         156,062
============================================================
    Total assets                              20,271,509,939
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          197,525,324
------------------------------------------------------------
  Dividends                                       89,248,216
------------------------------------------------------------
  Amount due custodian                               151,411
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,053,379
------------------------------------------------------------
Accrued distribution fees                            675,453
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            47,069
------------------------------------------------------------
Accrued transfer agent fees                          222,043
------------------------------------------------------------
Accrued operating expenses                           761,632
============================================================
    Total liabilities                            290,684,527
============================================================
Net assets applicable to shares outstanding  $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $19,979,942,922
------------------------------------------------------------
Undistributed net investment income                2,058,268
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,175,778)
============================================================
                                             $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,058,663,790
____________________________________________________________
============================================================
Private Investment Class                     $   980,680,864
____________________________________________________________
============================================================
Personal Investment Class                    $    64,434,095
____________________________________________________________
============================================================
Cash Management Class                        $ 2,713,882,007
____________________________________________________________
============================================================
Reserve Class                                $    17,423,930
____________________________________________________________
============================================================
Resource Class                               $ 1,089,106,989
____________________________________________________________
============================================================
Corporate Class                              $    56,633,737
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,057,862,078
____________________________________________________________
============================================================
Private Investment Class                         980,689,765
____________________________________________________________
============================================================
Personal Investment Class                         64,436,249
____________________________________________________________
============================================================
Cash Management Class                          2,713,813,934
____________________________________________________________
============================================================
Reserve Class                                     17,428,040
____________________________________________________________
============================================================
Resource Class                                 1,089,107,807
____________________________________________________________
============================================================
Corporate Class                                   56,604,547
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $916,874,178
==========================================================================
EXPENSES:

Advisory fees                                                   29,796,541
--------------------------------------------------------------------------
Administrative services fees                                     1,105,931
--------------------------------------------------------------------------
Custodian fees                                                     846,529
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       5,034,691
--------------------------------------------------------------------------
  Personal Investment Class                                        553,477
--------------------------------------------------------------------------
  Cash Management Class                                          2,922,764
--------------------------------------------------------------------------
  Reserve Class                                                    580,623
--------------------------------------------------------------------------
  Resource Class                                                 1,963,216
--------------------------------------------------------------------------
  Corporate Class                                                  190,325
--------------------------------------------------------------------------
Transfer agent fees                                              2,833,511
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          534,130
--------------------------------------------------------------------------
Other                                                            1,573,809
==========================================================================
    Total expenses                                              47,935,547
==========================================================================
Less: Fees waived                                              (15,657,747)
==========================================================================
    Net expenses                                                32,277,800
==========================================================================
Net investment income                                          884,596,378
==========================================================================
Net realized gain from investment securities                       911,060
==========================================================================
Net increase in net assets resulting from operations          $885,507,438
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006               2005
------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $   884,596,378    $   445,613,914
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 911,060           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          885,507,438        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (639,998,716)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (42,306,265)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,936,707)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (127,479,313)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,939,893)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (42,131,448)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (27,804,036)        (1,786,918)
================================================================================================
    Total distributions from net investment income               (884,596,378)      (445,613,914)
================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (478,590)                --
------------------------------------------------------------------------------------------------
  Private Investment Class                                            (33,284)                --
------------------------------------------------------------------------------------------------
  Personal Investment Class                                            (1,910)                --
------------------------------------------------------------------------------------------------
  Cash Management Class                                               (76,508)                --
------------------------------------------------------------------------------------------------
  Reserve Class                                                          (538)                --
------------------------------------------------------------------------------------------------
  Resource Class                                                      (32,914)                --
------------------------------------------------------------------------------------------------
  Corporate Class                                                      (1,728)                --
================================================================================================
    Total distributions from net realized gains                      (625,472)                --
================================================================================================
    Decrease in net assets resulting from distributions          (885,221,850)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,776,520,511     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        171,846,264       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        18,242,840         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (695,502,781)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (110,822,387)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                  186,260,377        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                (409,826,741)       466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         1,936,718,083     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       1,937,003,671     (1,868,307,533)
================================================================================================

NET ASSETS:

  Beginning of year                                            18,043,821,741     19,912,129,274
================================================================================================
  End of year (including undistributed net investment income
    of $2,058,268 and $2,683,741, respectively)               $19,980,825,412    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

LIQUID ASSETS PORTFOLIO

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $12,836,243.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $1,105,931.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $2,830,660.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $3,020,815, $405,883, $2,338,211, $505,142, $1,963,216 and $190,325,
respectively, after FMC waived Plan fees of $2,013,876, $147,594, $584,553 and $75,481, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $76,446 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

LIQUID ASSETS PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $885,221,850    $445,613,914
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
-------------------------------------------------------------------------------
Undistributed ordinary income                                   $     3,827,343
-------------------------------------------------------------------------------
Temporary book/tax differences                                       (1,769,075)
-------------------------------------------------------------------------------
Capital loss carryforward                                            (1,175,778)
-------------------------------------------------------------------------------
Shares of beneficial interest                                    19,979,942,922
===============================================================================
  Total net assets                                              $19,980,825,412
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $874,013 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $ 1,175,778
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2006, undistributed net investment income was decreased by $625,473, undistributed net realized gain (loss) was increased by $625,473. This reclassification had no effect on the net assets of the Fund.

LIQUID ASSETS PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2006(a)                                   2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               235,557,317,240    $ 235,557,317,240     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           12,809,831,465       12,809,831,465       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           1,080,146,099        1,080,146,099         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              50,246,286,171       50,246,286,171      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         213,645,752          213,645,752         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,216,417,009        8,216,417,009      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 12,038,432,670       12,038,432,670       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   308,390,126          308,390,126         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               23,640,815           23,640,815           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,430,778            1,430,778             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  82,949,222           82,949,222          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           2,069,873            2,069,873           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         37,352,491           37,352,491          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     13,737,375           13,737,375             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (233,089,186,855)    (233,089,186,855)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (12,661,626,016)     (12,661,626,016)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (1,063,334,037)      (1,063,334,037)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (51,024,738,174)     (51,024,738,174)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (326,538,012)        (326,538,012)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,067,509,123)      (8,067,509,123)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                (12,461,996,786)     (12,461,996,786)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      1,936,718,083    $   1,936,718,083      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 19% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
     In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

LIQUID ASSETS PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                      CORPORATE CLASS
                                                              -------------------------------
                                                                               MARCH 29, 2005
                                                                                (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                              AUGUST 31,         AUGUST 31,
                                                                 2006               2005
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  1.00            $   1.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05                0.01
---------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                      (0.01)               0.00
=============================================================================================
    Total from investment operations                              0.04                0.01
=============================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)              (0.01)
---------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)                 --
=============================================================================================
    Total distributions                                          (0.04)              (0.01)
=============================================================================================
Net asset value, end of period                                 $  1.00            $   1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                                                   4.54%               1.31%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $56,634            $466,432
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)            0.15%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.21%(b)            0.22%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income to average net assets              4.47%(b)            2.41%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $634,417,027.
(c)  Annualized.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-67.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/ LEASES-2.37%

Fountain Square Commercial Funding Corp.
  (Acquired 08/30/06; Cost $49,780,833)
  5.26%(b)                                     09/29/06   $     50,000   $   49,795,445
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $30,873,927)
  5.37%(b)                                     09/15/06         31,134       31,068,982
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $19,249,268)
  5.37%(b)                                     09/19/06         19,391       19,338,935
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $40,435,516)
  5.37%(b)                                     09/25/06         40,770       40,624,043
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $45,969,814)
  5.37%(b)                                     09/28/06         46,371       46,184,241
=======================================================================================
                                                                            187,011,646
=======================================================================================

ASSET-BACKED SECURITIES- CONSUMER RECEIVABLES-5.94%

Old Line Funding, LLC
  (Acquired 08/18/06; Cost $25,566,270)
  5.26%(b)                                     09/12/06         25,660       25,618,759
---------------------------------------------------------------------------------------
  (Acquired 08/24/06; Cost $25,001,877)
  5.26%(b)                                     10/16/06         25,197       25,031,330
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $69,500,667)
  5.35%(b)                                     09/07/06         70,000       69,937,583
---------------------------------------------------------------------------------------
  (Acquired 07/20/06; Cost $49,650,111)
  5.36%(b)                                     09/05/06         50,000       49,970,222
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  (Acquired 08/11/06; Cost $38,811,833)
  5.26%(b)                                     09/20/06         39,040       38,931,621
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,327,889)
  5.26%(b)                                     10/03/06        100,000       99,532,444
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $33,720,747)
  5.26%(b)                                     10/10/06         34,000       33,805,520
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-(CONTINUED)

  (Acquired 08/09/06; Cost $23,950,599)
  5.27%(b)                                     10/03/06   $     24,145   $   24,031,894
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $46,662,866)
  5.27%(b)                                     10/05/06         47,000       46,766,071
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $15,074,151)
  5.28%(b)                                     10/06/06         15,190       15,112,025
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $28,744,483)
  5.35%(b)                                     09/05/06         28,951       28,933,790
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $11,824,883)
  5.36%(b)                                     09/07/06         11,910       11,899,360
=======================================================================================
                                                                            469,570,619
=======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-8.38%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 08/30/06; Cost
  $36,597,754)
  5.27%(b)                                     09/21/06         36,716       36,608,504
---------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.) (Acquired 08/29/06; Cost
  $74,615,729)
  5.27%(b)                                     10/03/06         75,000       74,648,667
---------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC
  Series A (Multi CEP's-Liberty Hampshire
  Co., LLC; agent) (Acquired 07/19/06; Cost
  $80,185,945)
  5.36%(b)                                     09/12/06         80,848       80,715,589
---------------------------------------------------------------------------------------
Long Lane Master Trust IV
  Series A (CEP-Bank of America Corp.)
  (Acquired 08/29/06; Cost $49,780,417)
  5.27%(b)                                     09/28/06         50,000       49,802,375
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $50,223,046)
  5.27%(b)                                     09/29/06         50,452       50,245,203
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/18/06; Cost $49,758,917)
  5.26%(b)                                     09/20/06   $     50,000   $   49,861,194
---------------------------------------------------------------------------------------
  (Acquired 08/30/06; Cost $74,615,729)
  5.27%(b)                                     10/04/06         75,000       74,637,687
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $74,604,750)
  5.27%(b)                                     10/06/06         75,000       74,615,729
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,792,722)
  5.33%(b)                                     09/01/06         50,000       50,000,000
---------------------------------------------------------------------------------------
Three Rivers Funding Corp. (CEP-Mellon Bank,
  N.A.)
  (Acquired 08/16/06; Cost $50,000,745)
  5.26%(b)                                     09/18/06         50,243       50,118,202
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $31,894,729)
  5.27%(b)                                     09/26/06         32,026       31,908,794
---------------------------------------------------------------------------------------
Triple-A One Funding Corp., (CEP-MBIA
  Insurance Corp.)
  (Acquired 08/30/06; Cost $11,986,144)
  5.27%(b)                                     10/26/06         12,087       11,989,683
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $27,179,553)
  5.33%(b)                                     09/06/06         27,313       27,292,781
=======================================================================================
                                                                            662,444,408
=======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-24.43%

Atlantic Asset Securitization Corp.
  (Acquired 07/19/06; Cost $11,478,230)
  5.36%(b)                                     09/12/06         11,573       11,554,046
---------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 08/10/06; Cost $49,802,750)
  5.26%(b)                                     09/06/06         50,000       49,963,472
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $74,389,596)
  5.26%(b)                                     10/04/06         74,915       74,553,785
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $99,196,389)
  5.26%(b)                                     10/05/06        100,000       99,503,222
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 08/28/06; Cost $29,806,767)
  5.27%(b)                                     10/11/06   $     30,000   $   29,824,333
---------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $59,565,533)
  5.32%(b)                                     09/26/06         60,000       59,778,333
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,316,389)
  5.35%(b)                                     09/08/06        100,000       99,895,972
---------------------------------------------------------------------------------------
  (Acquired 07/17/06; Cost $90,166,062)
  5.35%(b)                                     09/13/06         90,950       90,787,806
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $96,963,885)
  5.35%(b)                                     09/07/06         97,500       97,413,063
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  5.26%                                        10/02/06        150,000      149,320,583
---------------------------------------------------------------------------------------
  5.27%                                        10/16/06        100,000       99,341,250
---------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/09/06; Cost $45,455,687)
  5.26%(b)                                     09/25/06         45,770       45,609,500
---------------------------------------------------------------------------------------
  (Acquired 08/10/06; Cost $24,828,319)
  5.26%(b)                                     09/26/06         25,000       24,908,681
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $40,521,725)
  5.26%(b)                                     10/05/06         40,850       40,647,066
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $34,733,067)
  5.28%(b)                                     10/06/06         35,000       34,820,333
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,637,264)
  5.33%(b)                                     09/22/06         50,000       49,844,542
---------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $49,628,472)
  5.35%(b)                                     09/13/06         50,000       49,910,833
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $99,166,222)
  5.36%(b)                                     09/13/06        100,000       99,821,333
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $8,623,575)
  5.36%(b)                                     09/18/06          8,700        8,677,979
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $40,552,895)
  5.36%(b)                                     09/19/06         40,900       40,790,388
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/22/06; Cost $46,417,184)
  5.27%(b)                                     10/12/06         46,766       46,485,580
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp.
  (Acquired 08/10/06; Cost $20,137,311)
  5.26%(b)                                     09/08/06   $     20,223   $   20,202,317
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $89,925,195)
  5.26%(b)                                     10/10/06         90,627       90,110,577
---------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC
  (Acquired 08/10/06; Cost $15,600,615)
  5.26%(b)                                     09/08/06         15,667       15,650,976
---------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $51,417,817)
  5.26%(b)                                     10/04/06         51,842       51,592,035
---------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/11/06; Cost $99,327,889)
  5.26%(b)                                     09/26/06        100,000       99,634,722
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,360,972)
  5.35%(b)                                     09/05/06        100,000       99,940,556
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $99,390,694)
  5.35%(b)                                     09/11/06        100,000       99,851,389
---------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  (Acquired 08/21/06; Cost $99,561,667)
  5.26%(b)                                     09/20/06        100,000       99,722,389
---------------------------------------------------------------------------------------
Yorktown Capital LLC
  5.35%                                        09/14/06         50,000       49,903,403
=======================================================================================
                                                                          1,930,060,464
=======================================================================================

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-7.47%

Galaxy Funding Inc.
  (Acquired 08/29/06; Cost $14,872,883)
  5.26%(b)                                     10/26/06         15,000       14,879,458
---------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.
  (Acquired 08/17/06; Cost $64,695,511)
  5.27%(b)                                     09/18/06         65,000       64,838,240
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $49,780,417)
  5.27%(b)                                     09/21/06         50,000       49,853,611
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06        100,444      100,134,926
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.
  Series 2005-I
  (Acquired 08/24/06; Cost $85,728,058)
  5.28%(b)                                     09/27/06   $     86,145   $   85,816,500
---------------------------------------------------------------------------------------
  (Acquired 08/14/06; Cost $138,802,300)
  5.31%(b)                                     10/11/06        140,000      139,174,000
---------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/29/06; Cost $49,955,226)
  5.28%(b)                                     09/28/06         50,176       49,977,303
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $9,948,667)
  5.28%(b)                                     10/05/06         10,000        9,950,133
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $39,794,472)
  5.29%(b)                                     09/19/06         40,000       39,894,300
---------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 08/10/06; Cost $35,243,496)
  5.27%(b)                                     09/15/06         35,425       35,352,399
=======================================================================================
                                                                            589,870,870
=======================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-1.01%

Ciesco, LLC
  (Acquired 08/30/06; Cost $29,793,983)
  5.26%(b)                                     10/16/06         30,000       29,802,750
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $49,642,028)
  5.26%(b)                                     10/17/06         50,000       49,663,944
=======================================================================================
                                                                             79,466,694
=======================================================================================

CONSUMER FINANCE-4.10%

Toyota Motor Credit Corp.
  5.25%                                        09/25/06        100,000       99,650,000
---------------------------------------------------------------------------------------
  5.25%                                        09/27/06        125,000      124,526,042
---------------------------------------------------------------------------------------
  5.26%                                        10/12/06        100,000       99,400,944
=======================================================================================
                                                                            323,576,986
=======================================================================================

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

DIVERSIFIED BANKS-7.50%

Bank of America Corp.
  5.28%                                        10/13/06   $    150,000   $  149,076,875
---------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.26%                                        10/06/06         70,000       69,642,028
---------------------------------------------------------------------------------------
  5.27%                                        09/21/06        100,000       99,707,222
---------------------------------------------------------------------------------------
  5.31%                                        09/18/06        100,000       99,749,250
---------------------------------------------------------------------------------------
  5.35%                                        09/14/06        125,000      124,758,507
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.25%                                        09/29/06         50,000       49,795,833
=======================================================================================
                                                                            592,729,715
=======================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.26%                                        09/29/06        100,000       99,590,889
=======================================================================================

INVESTMENT BANKING & BROKERAGE-1.90%

Bear, Stearns & Co., Inc.
  5.27%                                        09/11/06         75,000       74,890,208
---------------------------------------------------------------------------------------
  5.31%                                        09/12/06         75,000       74,878,313
=======================================================================================
                                                                            149,768,521
=======================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.16%

General Electric Capital Corp.
  5.34%                                        09/06/06        100,000       99,925,833
---------------------------------------------------------------------------------------
  5.35%                                        09/15/06        150,000      149,687,917
=======================================================================================
                                                                            249,613,750
=======================================================================================
    Total Commercial Paper (Cost
      $5,333,704,562)                                                     5,333,704,562
=======================================================================================

MASTER NOTE AGREEMENTS-9.30%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  5.43%(b)(c)(d)(e)                                 --         335,000      335,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $400,000,000)
  5.44%(b)(c)(d)                               12/06/06        400,000      400,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $735,000,000)                                                         735,000,000
=======================================================================================

CERTIFICATE OF DEPOSIT-1.26%

Wells Fargo Bank, N.A.
  5.26%
  (Cost $100,000,000)                          09/28/06        100,000      100,000,000
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-1.13%

FEDERAL HOME LOAN BANK (FHLB)-1.13%

Unsec. Disc. Notes,
  4.98%(a)(c)
  (Cost $89,211,000)                           09/01/06   $     89,211   $   89,211,000
=======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-79.21% (Cost $6,257,915,562)                                6,257,915,562
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-21.20%(F)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35)
  5.29%, 09/01/06                               375,055,104      375,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46)
  5.28%, 09/01/06                               485,585,336      485,513,128
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,073,472 (collateralized
  by U.S. Government obligations valued at
  $510,002,603; 0%-6.30%, 09/21/06-05/25/35)
  5.29%, 09/01/06                               245,036,001      245,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $275,040,257 (collateralized by U.S.
  Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                               124,018,152      124,000,000
----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,800; 3.63%-7.25%,
  01/15/10-02/15/26)
  5.27%, 09/01/06                              $ 99,014,493   $   99,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-
  07/15/16)
  5.27%, 09/01/06                                49,007,173       49,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                                49,007,173       49,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                              $ 50,007,320   $   50,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $1,674,513,128)                                          1,674,513,128
============================================================================
TOTAL INVESTMENTS-100.41%
  (Cost $7,932,428,690)(g)(h)                                  7,932,428,690
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,469,635)
============================================================================
NET ASSETS-100.00%                                            $7,899,959,055
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:
(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $4,354,859,466, which represented 55.13% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 1I.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   Entities                               Percentage
   -------------------------------------------------
   Merrill Lynch & Co.                        5.1%
   -------------------------------------------------
   MBIA Insurance Corp.                       5.1
   -------------------------------------------------
   Corporate Receivables Corp.                5.0
   -------------------------------------------------
   Other Entities Less than 5%               64.0
   -------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $6,257,915,562)                       $6,257,915,562
------------------------------------------------------------
Repurchase agreements (cost $1,674,513,128)    1,674,513,128
============================================================
    Total investments (cost $7,932,428,690)    7,932,428,690
============================================================
Cash                                                 537,504
------------------------------------------------------------
Interest receivable                                1,974,393
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               382,058
------------------------------------------------------------
Other assets                                         242,275
============================================================
    Total assets                               7,935,564,920
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       33,942,532
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 954,141
------------------------------------------------------------
Accrued distribution fees                            485,381
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            18,603
------------------------------------------------------------
Accrued transfer agent fees                           60,734
------------------------------------------------------------
Accrued operating expenses                           144,474
============================================================
    Total liabilities                             35,605,865
============================================================
Net assets applicable to shares outstanding   $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,899,183,740
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,723,581,759
____________________________________________________________
============================================================
Private Investment Class                      $  591,306,048
____________________________________________________________
============================================================
Personal Investment Class                     $  299,205,254
____________________________________________________________
============================================================
Cash Management Class                         $1,378,963,716
____________________________________________________________
============================================================
Reserve Class                                 $   55,891,911
____________________________________________________________
============================================================
Resource Class                                $  325,328,483
____________________________________________________________
============================================================
Corporate Class                               $  525,681,884
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,724,130,288
____________________________________________________________
============================================================
Private Investment Class                         591,410,699
____________________________________________________________
============================================================
Personal Investment Class                        299,159,759
____________________________________________________________
============================================================
Cash Management Class                          1,379,029,281
____________________________________________________________
============================================================
Reserve Class                                     55,900,638
____________________________________________________________
============================================================
Resource Class                                   325,301,173
____________________________________________________________
============================================================
Corporate Class                                  525,681,886
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $357,215,045
==========================================================================

EXPENSES:

Advisory fees                                                   11,529,681
--------------------------------------------------------------------------
Administrative services fees                                       740,594
--------------------------------------------------------------------------
Custodian fees                                                     323,263
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,702,340
--------------------------------------------------------------------------
  Personal Investment Class                                      1,489,927
--------------------------------------------------------------------------
  Cash Management Class                                          1,100,191
--------------------------------------------------------------------------
  Reserve Class                                                    584,640
--------------------------------------------------------------------------
  Resource Class                                                   738,592
--------------------------------------------------------------------------
  Corporate Class                                                   64,794
--------------------------------------------------------------------------
Transfer agent fees                                              1,073,970
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          207,591
--------------------------------------------------------------------------
Other                                                              766,951
==========================================================================
    Total expenses                                              21,322,534
==========================================================================
Less: Fees waived                                               (7,331,572)
==========================================================================
    Net expenses                                                13,990,962
==========================================================================
Net investment income                                          343,224,083
==========================================================================
Net increase in net assets resulting from operations          $343,224,083
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  343,224,083    $  178,072,841
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (234,363,354)     (132,543,246)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (22,943,890)      (10,087,540)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (8,010,719)       (2,686,889)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (49,228,142)      (26,260,251)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,108,618)       (1,179,613)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (16,193,048)       (4,869,787)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (10,376,312)         (445,515)
==============================================================================================
    Decrease in net assets resulting from distributions         (343,224,083)     (178,072,841)
==============================================================================================
Share transactions-net:
  Institutional Class                                            156,376,625      (471,754,840)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        34,597,047       163,089,734
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      136,456,690        50,823,802
----------------------------------------------------------------------------------------------
  Cash Management Class                                          469,909,700       338,989,930
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (10,802,596)      (41,624,169)
----------------------------------------------------------------------------------------------
  Resource Class                                                  53,456,001       120,089,040
----------------------------------------------------------------------------------------------
  Corporate Class                                                471,719,805        53,962,081
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,311,713,272       213,575,578
==============================================================================================
    Net increase in net assets                                 1,311,713,272       213,575,578
==============================================================================================

NET ASSETS:

  Beginning of year                                            6,588,245,783     6,374,670,205
==============================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $7,899,959,055    $6,588,245,783
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

STIC PRIME PORTFOLIO

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $5,409,562.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $740,594.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $1,073,948.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,621,404, $1,092,613, $880,153, $508,637,
$590,873 and $64,794, respectively, after FMC waived Plan fees of $1,080,936, $397,314, $220,038, $76,003, $147,719 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

STIC PRIME PORTFOLIO


    During the year ended August 31, 2006, the Fund paid legal fees of $31,632 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                      2006              2005
-------------------------------------------------
Distributions
  paid from
  ordinary
  income          $343,224,083      $178,072,841
_________________________________________________
=================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                         2006
-----------------------------------
Undistributed
  ordinary
  income            $    1,610,921
-----------------------------------
Temporary
  book/tax
  differences             (831,673)
-----------------------------------
Capital loss
  carryforward              (3,933)
-----------------------------------
Shares of
  beneficial
  interest           7,899,183,740
===================================
  Total net
    assets          $7,899,959,055
___________________________________
===================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
  Total capital loss carryforward                                  $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

STIC PRIME PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.


                                     CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                             --------------------------------------------------------------------------
                                           2006(a)                                 2005
                             -----------------------------------    -----------------------------------
                                 SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         33,727,337,322    $ 33,727,337,322     38,044,055,385    $ 38,044,055,385
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                      6,975,212,707       6,975,212,707      3,734,409,091       3,734,409,091
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                      2,420,656,917       2,420,656,917      1,862,479,095       1,862,479,095
-------------------------------------------------------------------------------------------------------
  Cash Management Class        7,143,960,542       7,143,960,542     11,166,697,981      11,166,697,981
-------------------------------------------------------------------------------------------------------
  Reserve Class                  668,911,725         668,911,725        966,008,702         966,008,702
-------------------------------------------------------------------------------------------------------
  Resource Class               1,598,272,098       1,598,272,098        919,164,686         919,164,686
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)           4,332,035,717       4,332,035,717        107,506,448         107,506,448
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             37,481,766          37,481,766         12,876,809          12,876,809
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                         12,775,508          12,775,508          3,625,287           3,625,287
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                          5,098,789           5,098,789          1,784,833           1,784,833
-------------------------------------------------------------------------------------------------------
  Cash Management Class           26,506,712          26,506,712          8,835,534           8,835,534
-------------------------------------------------------------------------------------------------------
  Reserve Class                    1,760,454           1,760,454          1,038,031           1,038,031
-------------------------------------------------------------------------------------------------------
  Resource Class                  10,200,599          10,200,599          2,753,464           2,753,464
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)               5,381,192           5,381,192            281,276             281,276
=======================================================================================================
Reacquired:
  Institutional Class        (33,608,442,463)    (33,608,442,463)   (38,528,687,034)    (38,528,687,034)
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                     (6,953,391,168)     (6,953,391,168)    (3,574,944,644)     (3,574,944,644)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                     (2,289,299,016)     (2,289,299,016)    (1,813,440,126)     (1,813,440,126)
-------------------------------------------------------------------------------------------------------
  Cash Management Class       (6,700,557,554)     (6,700,557,554)   (10,836,543,585)    (10,836,543,585)
-------------------------------------------------------------------------------------------------------
  Reserve Class                 (681,474,775)       (681,474,775)    (1,008,670,902)     (1,008,670,902)
-------------------------------------------------------------------------------------------------------
  Resource Class              (1,555,016,696)     (1,555,016,696)      (801,829,110)       (801,829,110)
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)          (3,865,697,104)     (3,865,697,104)       (53,825,643)        (53,825,643)
=======================================================================================================
                               1,311,713,272    $  1,311,713,272        213,575,578    $    213,575,578
_______________________________________________________________________________________________________
=======================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
       In addition, 13% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

STIC PRIME PORTFOLIO


NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                     CORPORATE CLASS
                                                              ------------------------------
                                                                                 MARCH 31,
                                                                                   2005
                                                                                (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                              AUGUST 31,        AUGUST 31,
                                                                 2006              2005
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00           $  1.00
============================================================================================
Net investment income                                              0.04              0.01
============================================================================================
Less dividends from net investment income                         (0.04)            (0.01)
============================================================================================
Net asset value, end of period                                 $   1.00           $  1.00
____________________________________________________________________________________________
============================================================================================
Total return(a)                                                    4.56%             1.29%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $525,682           $53,962
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.15%(b)          0.15%(c)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.22%(b)          0.22%(c)
============================================================================================
Ratio of net investment income to average net assets               4.50%(b)          2.45%(c)
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $215,980,321.
(c)  Annualized.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-27.87%

FEDERAL FARM CREDIT BANK-2.67%

Floating Rate Bonds,
  5.26%(a)                                     08/01/07   $    90,000    $   89,984,034
=======================================================================================

FEDERAL HOME LOAN BANK (FHLB)-4.54%

Unsec. Bonds,
  4.95%                                        09/29/06        18,980        18,980,000
---------------------------------------------------------------------------------------
  5.00%                                        09/29/06        20,000        20,000,000
---------------------------------------------------------------------------------------
  5.55%                                        08/08/07        44,000        43,991,756
---------------------------------------------------------------------------------------
  5.51%                                        09/05/07        45,000        45,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                                        12/20/06        25,000        24,907,587
=======================================================================================
                                                                            152,879,343
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-10.10%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs., 5.33%(b)(c)                           10/15/45        11,903        11,903,841
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(d)
  4.80%                                        09/19/06        40,000        39,904,000
---------------------------------------------------------------------------------------
  4.58%                                        10/23/06        30,000        29,801,533
---------------------------------------------------------------------------------------
  5.01%                                        11/14/06        50,600        50,078,904
---------------------------------------------------------------------------------------
  4.75%                                        12/15/06        11,839        11,674,981
---------------------------------------------------------------------------------------
  4.73%                                        12/29/06        25,000        24,609,035
---------------------------------------------------------------------------------------
  5.02%                                        01/18/07        30,000        29,418,285
---------------------------------------------------------------------------------------
  4.98%                                        04/17/07        20,000        19,369,200
---------------------------------------------------------------------------------------
  4.99%                                        05/01/07        25,000        24,161,403
---------------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.18%(a)                                     09/27/07        75,000        74,959,462
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07        25,000        24,678,243
=======================================================================================
                                                                            340,558,887
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-10.38%

Unsec. Disc. Notes,(d)
  4.47%                                        09/01/06   $    20,000    $   20,000,000
---------------------------------------------------------------------------------------
  4.77%                                        09/13/06        33,333        33,280,000
---------------------------------------------------------------------------------------
  4.96%                                        10/04/06        17,924        17,842,588
---------------------------------------------------------------------------------------
  4.93%                                        10/11/06        30,000        29,835,667
---------------------------------------------------------------------------------------
  4.99%                                        10/25/06        40,000        39,700,540
---------------------------------------------------------------------------------------
  4.54%                                        10/27/06        50,000        49,646,889
---------------------------------------------------------------------------------------
  5.10%                                        11/22/06        25,000        24,709,583
---------------------------------------------------------------------------------------
  5.26%                                        01/17/07        40,000        39,194,080
---------------------------------------------------------------------------------------
  5.10%                                        02/23/07        62,400        60,852,699
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.55%                                        01/12/07        35,000        34,782,138
=======================================================================================
                                                                            349,844,184
=======================================================================================

OVERSEAS PRIVATE
  INVESTMENT CORP.-0.18%

Gtd. Floating Rate Notes, 5.31%(b)(c)          11/21/07         6,157         6,157,000
=======================================================================================
TOTAL INVESTMENTS
  (excluding Repurchase Agreements)-27.87%
  (Cost $939,423,448)                                                       939,423,448
=======================================================================================

                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-73.83%(E)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                              150,022,196       150,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $656,381,668 (collateralized by U.S.
  Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                              389,877,385       389,820,319
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement with
  no specific maturity date (collateralized
  by U.S. Government obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%(f)                                              --       100,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $225,032,938 (collateralized by U.S.
  Government obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%, 09/01/06                              $150,021,958   $  150,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $700,102,472 (collateralized
  by U.S. Government obligations valued at
  $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                              500,073,194       500,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $400,058,556 (collateralized
  by U.S. Government obligations valued at
  $408,004,601; 0%, 11/29/06-06/23/33)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $150,022,000 (collateralized
  by U.S. Government obligations valued at
  $153,000,046; 0%-5.25%, 09/11/06-08/25/16)
  5.28%, 09/01/06                              149,021,853       149,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $275,040,257 (collateralized by U.S.
  Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,800; 3.63%-7.25%, 01/15/10-
  02/15/26)
  5.27%, 09/01/06                              $150,021,958   $  150,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-
  07/15/16)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                              150,021,958       150,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,488,820,319)                                          2,488,820,319
============================================================================
TOTAL INVESTMENTS-101.70% (Cost
  $3,428,243,767)(g)                                           3,428,243,767
============================================================================
OTHER ASSETS LESS LIABILITIES-(1.70)%                            (57,042,907)
============================================================================
NET ASSETS-100.00%                                            $3,371,200,860
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(b) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(c) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) Principal amount equals value at period end. See Note 1I.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $939,423,448)                         $  939,423,448
------------------------------------------------------------
Repurchase agreements (cost $2,488,820,319)    2,488,820,319
============================================================
    Total investments (cost $3,428,243,767)    3,428,243,767
============================================================
Receivables for:
  Interest                                         2,598,322
------------------------------------------------------------
  Fund expenses absorbed                              28,681
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                93,625
------------------------------------------------------------
Other assets                                          89,164
============================================================
    Total assets                               3,431,053,559
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                10,934
------------------------------------------------------------
  Investments purchased                           45,000,000
------------------------------------------------------------
  Dividends                                       14,244,713
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 234,684
------------------------------------------------------------
Accrued distribution fees                            247,264
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             8,900
------------------------------------------------------------
Accrued transfer agent fees                           25,695
------------------------------------------------------------
Accrued operating expenses                            80,509
============================================================
    Total liabilities                             59,852,699
============================================================
Net assets applicable to shares outstanding   $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,370,981,865
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (24,788)
============================================================
                                              $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,812,270,809
____________________________________________________________
============================================================
Private Investment Class                      $  518,524,077
____________________________________________________________
============================================================
Personal Investment Class                     $   39,599,480
____________________________________________________________
============================================================
Cash Management Class                         $  656,356,304
____________________________________________________________
============================================================
Reserve Class                                 $   21,888,985
____________________________________________________________
============================================================
Resource Class                                $  293,839,460
____________________________________________________________
============================================================
Corporate Class                               $   28,721,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,812,179,753
____________________________________________________________
============================================================
Private Investment Class                         518,491,964
____________________________________________________________
============================================================
Personal Investment Class                         39,597,170
____________________________________________________________
============================================================
Cash Management Class                            656,322,316
____________________________________________________________
============================================================
Reserve Class                                     21,888,198
____________________________________________________________
============================================================
Resource Class                                   293,818,282
____________________________________________________________
============================================================
Corporate Class                                   28,719,414
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $123,802,178
==========================================================================

EXPENSES:

Advisory fees                                                    2,711,936
--------------------------------------------------------------------------
Administrative services fees                                       562,552
--------------------------------------------------------------------------
Custodian fees                                                     121,165
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,987,864
--------------------------------------------------------------------------
  Personal Investment Class                                        230,945
--------------------------------------------------------------------------
  Cash Management Class                                            512,952
--------------------------------------------------------------------------
  Reserve Class                                                    132,971
--------------------------------------------------------------------------
  Resource Class                                                   520,086
--------------------------------------------------------------------------
  Corporate Class                                                   16,074
--------------------------------------------------------------------------
Transfer agent fees                                                372,957
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           84,307
--------------------------------------------------------------------------
Other                                                              387,274
==========================================================================
    Total expenses                                               8,641,083
==========================================================================
Less: Fees waived                                               (2,464,826)
==========================================================================
    Net expenses                                                 6,176,257
==========================================================================
Net investment income                                          117,625,921
==========================================================================
Net realized gain from investment securities                        97,483
==========================================================================
Net increase in net assets resulting from operations          $117,723,404
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  117,625,921    $   55,764,937
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 97,483           (37,066)
==============================================================================================
      Net increase in net assets resulting from operations       117,723,404        55,727,871
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (56,268,054)      (22,319,218)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (24,157,022)      (13,383,231)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,160,527)         (698,157)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (22,175,375)      (14,529,788)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (482,054)          (67,283)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (11,101,166)       (4,673,075)
----------------------------------------------------------------------------------------------
  Corporate Class                                                 (2,281,723)          (94,185)
==============================================================================================
      Decrease in net assets resulting from distributions       (117,625,921)      (55,764,937)
==============================================================================================
Share transactions-net:
  Institutional Class                                            812,699,419      (272,301,911)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (232,324,616)      265,863,759
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        1,573,809         8,877,849
----------------------------------------------------------------------------------------------
  Cash Management Class                                            2,952,181      (351,630,856)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   17,248,290         1,801,483
----------------------------------------------------------------------------------------------
  Resource Class                                                  63,096,684      (156,429,026)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (33,288,657)       62,008,071
==============================================================================================
      Net increase (decrease) in net assets resulting from
       share transactions                                        631,957,110      (441,810,631)
==============================================================================================
      Net increase (decrease) in net assets                      632,054,593      (441,847,697)
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,739,146,267     3,180,993,964
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $3,371,200,860    $2,739,146,267
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

GOVERNMENT & AGENCY PORTFOLIO

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $984,201.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $562,552.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $373,275.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,792,718, $169,360, $410,361, $115,685,
$416,069 and $16,074, respectively, after FMC waived Plan fees of $1,195,146, $61,585, $102,591, $17,286, $104,017 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $13,025 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006           2005
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $117,625,921    $55,764,937
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      441,780
------------------------------------------------------------------------------
Temporary book/tax differences                                        (197,997)
------------------------------------------------------------------------------
Capital loss carryforward                                              (24,788)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,370,981,865
==============================================================================
  Total net assets                                              $3,371,200,860
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $97,483 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                    $24,788
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(a)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   16,058,832,080    $ 16,058,832,080     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,687,385,407       3,687,385,407      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                440,728,475         440,728,475        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,510,878,505       4,510,878,505      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            181,101,639         181,101,639         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,873,275,386       1,873,275,386      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       781,406,999         781,406,999        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,325,587          27,325,587          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  11,291,023          11,291,023          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    144,526             144,526             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     19,227,328          19,227,328         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                396,053             396,053             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,870,086           4,870,086          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,950,622           1,950,622              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                  (15,273,458,248)    (15,273,458,248)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,931,001,046)     (3,931,001,046)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (439,299,192)       (439,299,192)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,527,153,652)     (4,527,153,652)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (164,249,402)       (164,249,402)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,815,048,788)     (1,815,048,788)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (816,646,278)       (816,646,278)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           631,957,110    $    631,957,110       (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 23% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially. In addition, 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    CORPORATE CLASS
                                                              ---------------------------
                                                                            JUNE 30, 2005
                                                                             (DATE SALES
                                                              YEAR ENDED     COMMENCED)
                                                              AUGUST 31,    TO AUGUST 31,
                                                                 2006           2005
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00    $        1.00
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.04             0.01
-----------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                        (0.00)           (0.00)
=========================================================================================
      Total from investment operations                              0.04             0.01
=========================================================================================
Less dividends from net investment income                          (0.04)           (0.01)
=========================================================================================
Net asset value, end of period                                $     1.00    $        1.00
_________________________________________________________________________________________
=========================================================================================
Total return(a)                                                     4.46%            1.50%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   28,722    $      62,008
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.15%(b)          0.15%(c)
-----------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.19%(b)          0.20%(c)
=========================================================================================
Ratio of net investment income to average net assets                4.42%(b)          2.39%(c)
_________________________________________________________________________________________
=========================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $53,580,976.
(c)  Annualized.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS
August 31, 2006

                                    PRINCIPAL
                                      AMOUNT
                       MATURITY       (000)            VALUE
-----------------------------------------------------------------
U.S. TREASURY SECURITIES-20.29%

U.S. TREASURY BILLS-18.40%(A)

4.62%                  09/07/06    $     50,000    $   49,961,533
-----------------------------------------------------------------
5.05%                  09/14/06         150,000       149,726,459
-----------------------------------------------------------------
4.73%                  10/19/06         100,000        99,369,867
-----------------------------------------------------------------
4.75%                  10/19/06         100,000        99,367,066
-----------------------------------------------------------------
4.76%                  10/26/06         100,000        99,273,542
-----------------------------------------------------------------
4.80%                  11/16/06         175,000       173,228,514
-----------------------------------------------------------------
4.80%                  11/24/06         200,000       197,760,000
-----------------------------------------------------------------
4.92%                  02/08/07         100,000        97,813,333
=================================================================
                                                      966,500,314
=================================================================

U.S. TREASURY
  NOTES-1.89%

2.63%                  11/15/06         100,000        99,535,013
=================================================================
    Total U.S.
      Treasury
      Securities
      (Cost
      $1,066,035,327)                               1,066,035,327
=================================================================
TOTAL INVESTMENTS
  (excluding
  Repurchase
  Agreements)-20.29%
  (Cost
  $1,066,035,327)                                   1,066,035,327
=================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-81.97%(B)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259;
  4.50%-8.13%, 08/15/21-02/15/36)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $256,902,320;
  0%-10.63%, 11/15/06-02/15/19)
  5.24%, 09/01/06                              $250,036,389   $  250,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $103,064,859;
  0%-12.50%, 11/30/06-02/15/25)
  5.24%(c)                                              --       100,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/27)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $102,006,137;
  0%-3.63%, 02/01/07-05/15/13)
  5.24%, 09/01/06                              100,014,556       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dates 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066;
  3.88%-12.00%, 08/15/07-08/15/13)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/06, (collateralized by U.S.
  Treasury obligations valued at
  $510,002,799; 0%, 09/15/06-11/15/27)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturity value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28)
  5.24%, 09/01/06                              240,034,934       240,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                              $240,034,667   $  240,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/06, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,991;
  2.00%-4.75%, 03/31/11-01/15/26)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury obligations valued at
  $510,002,402; 4.38%-12.00%,
  11/15/08-08/15/13)
  5.23%, 09/01/06                              $455,380,580   $  455,314,433
============================================================================
    Total Repurchase Agreements (Cost
      $4,305,314,433)                                          4,305,314,433
============================================================================
TOTAL INVESTMENTS-102.26%
  (Cost $5,371,349,760)                                        5,371,349,760
============================================================================
OTHER ASSETS LESS LIABILITIES-(2.26)%                           (118,881,661)
============================================================================
NET ASSETS-100.00%                                            $5,252,468,099
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1I.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,066,035,327)  $1,066,035,327
------------------------------------------------------------
Repurchase agreements (cost $4,305,314,433)    4,305,314,433
============================================================
    Total investments (cost $5,371,349,760)    5,371,349,760
============================================================
Interest receivable                                1,403,516
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               265,935
------------------------------------------------------------
Other assets                                          81,529
============================================================
    Total assets                               5,373,100,740
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           97,813,333
------------------------------------------------------------
  Dividends                                       21,190,061
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 693,931
------------------------------------------------------------
Accrued distribution fees                            611,323
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,968
------------------------------------------------------------
Accrued transfer agent fees                           55,398
------------------------------------------------------------
Accrued operating expenses                           255,627
============================================================
    Total liabilities                            120,632,641
============================================================
Net assets applicable to shares outstanding   $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,252,312,884
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (152,503)
============================================================
                                              $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,790,296
____________________________________________________________
============================================================
Private Investment Class                      $  972,350,272
____________________________________________________________
============================================================
Personal Investment Class                     $  332,351,447
____________________________________________________________
============================================================
Cash Management Class                         $1,357,546,547
____________________________________________________________
============================================================
Reserve Class                                 $  133,700,157
____________________________________________________________
============================================================
Resource Class                                $  352,874,293
____________________________________________________________
============================================================
Corporate Class                               $    1,855,087
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,101,645,611
____________________________________________________________
============================================================
Private Investment Class                         972,418,026
____________________________________________________________
============================================================
Personal Investment Class                        332,336,816
____________________________________________________________
============================================================
Cash Management Class                          1,357,469,520
____________________________________________________________
============================================================
Reserve Class                                    133,692,677
____________________________________________________________
============================================================
Resource Class                                   352,884,577
____________________________________________________________
============================================================
Corporate Class                                    1,855,213
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $225,852,036
==========================================================================

EXPENSES:

Advisory fees                                                    7,714,862
--------------------------------------------------------------------------
Administrative services fees                                       664,297
--------------------------------------------------------------------------
Custodian fees                                                     241,765
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,991,618
--------------------------------------------------------------------------
  Personal Investment Class                                      2,041,907
--------------------------------------------------------------------------
  Cash Management Class                                          1,780,015
--------------------------------------------------------------------------
  Reserve Class                                                    953,280
--------------------------------------------------------------------------
  Resource Class                                                   658,810
--------------------------------------------------------------------------
  Corporate Class                                                    1,939
--------------------------------------------------------------------------
Transfer agent fees                                                742,011
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          153,678
--------------------------------------------------------------------------
Other                                                              543,391
==========================================================================
    Total expenses                                              19,487,573
==========================================================================
Less: Fees waived                                               (6,635,189)
==========================================================================
    Net expenses                                                12,852,384
==========================================================================
Net investment income                                          212,999,652
==========================================================================
Net realized gain (loss) from investment securities               (152,503)
==========================================================================
Net increase in net assets resulting from operations          $212,847,149
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006             2005
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  212,999,652   $  115,795,935
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               (152,503)          31,521
=============================================================================================
    Net increase in net assets resulting from operations         212,847,149      115,827,456
=============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (79,707,716)     (52,142,881)
---------------------------------------------------------------------------------------------
  Private Investment Class                                       (32,061,314)     (16,250,959)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,237,180)      (4,948,434)
---------------------------------------------------------------------------------------------
  Cash Management Class                                          (73,667,977)     (33,930,310)
---------------------------------------------------------------------------------------------
  Reserve Class                                                   (3,292,187)      (1,110,520)
---------------------------------------------------------------------------------------------
  Resource Class                                                 (13,748,086)      (7,410,332)
---------------------------------------------------------------------------------------------
  Corporate Class                                                   (285,192)          (2,499)
=============================================================================================
    Total distributions from net investment income              (212,999,652)    (115,795,935)
=============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                     --         (122,918)
---------------------------------------------------------------------------------------------
  Private Investment Class                                                --          (42,124)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                               --          (15,521)
---------------------------------------------------------------------------------------------
  Cash Management Class                                                   --          (61,119)
---------------------------------------------------------------------------------------------
  Reserve Class                                                           --           (9,854)
---------------------------------------------------------------------------------------------
  Resource Class                                                          --          (17,160)
=============================================================================================
    Total distributions from net realized gains                           --         (268,696)
=============================================================================================
    Decrease in net assets resulting from distributions         (212,999,652)    (116,064,631)
=============================================================================================
Share transactions-net:

  Institutional Class                                                703,777     (463,265,791)
---------------------------------------------------------------------------------------------
  Private Investment Class                                      (256,870,746)     420,439,840
---------------------------------------------------------------------------------------------
  Personal Investment Class                                       58,898,939      (30,746,235)
---------------------------------------------------------------------------------------------
  Cash Management Class                                         (423,088,691)     553,903,903
---------------------------------------------------------------------------------------------
  Reserve Class                                                   56,501,483       (2,763,604)
---------------------------------------------------------------------------------------------
  Resource Class                                                  51,709,221      (36,607,043)
---------------------------------------------------------------------------------------------
  Corporate Class                                                    985,905          869,308
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (511,160,112)     441,830,378
=============================================================================================
    Net increase (decrease) in net assets                       (511,312,615)     441,593,203
=============================================================================================

NET ASSETS:

  Beginning of year                                            5,763,780,714    5,322,187,511
=============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $307,718, respectively)                   $5,252,468,099   $5,763,780,714
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

TREASURY PORTFOLIO

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $3,882,342.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $664,297.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $742,162.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,394,971, $1,497,398, $1,424,012, $829,354,
$527,048 and $1,939, respectively, after FMC waived Plan fees of $1,596,647, $544,509, $356,003, $123,926, $131,762 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $23,334 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

TREASURY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $212,999,652    $116,064,631
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      926,807
------------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments                  (32,889)
------------------------------------------------------------------------------
Temporary book/tax differences                                        (606,317)
------------------------------------------------------------------------------
Post-October capital loss deferral                                    (132,386)
------------------------------------------------------------------------------
Shares of beneficial interest                                    5,252,312,884
==============================================================================
  Total net assets                                              $5,252,468,099
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--INVESTMENT SECURITIES

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        $(32,889)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,371,382,649.

TREASURY PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(a)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,164,736,779    $ 11,164,736,779     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              10,087,977,495      10,087,977,495      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,669,456,601       2,669,456,601      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 14,598,028,830      14,598,028,830     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            776,453,630         776,453,630        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,194,184,327       2,194,184,327      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       509,532,924         509,532,924          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       19,112,464          19,112,464         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,301,938           5,301,938          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  7,644,477           7,644,477          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,165,171          11,165,171          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,605,795           2,605,795            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,481,440           7,481,440          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           277,521             277,521                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (11,183,145,466)    (11,183,145,466)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (10,350,150,179)    (10,350,150,179)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,618,202,139)     (2,618,202,139)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (15,032,282,692)    (15,032,282,692)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (722,557,942)       (722,557,942)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,149,956,546)     (2,149,956,546)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (508,824,540)       (508,824,540)          (900,000)           (900,000)
=================================================================================================================================
                                                          (511,160,112)   $   (511,160,112)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 38% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

TREASURY PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                     CORPORATE CLASS
                                                              ------------------------------
                                                                                 AUGUST 1,
                                                                                   2005
                                                                                (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                              AUGUST 31,        AUGUST 31,
                                                                 2006              2005
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 1.00            $  1.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04              0.003
--------------------------------------------------------------------------------------------
  Net realized gains on securities                                0.00              0.000
============================================================================================
    Total from investment operations                              0.04              0.003
============================================================================================
Less dividends from net investment income                        (0.04)            (0.003)
============================================================================================
Net asset value, end of period                                  $ 1.00            $  1.00
____________________________________________________________________________________________
============================================================================================
Total return(a)                                                   4.34%              0.28%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,855            $   869
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.15%(b)           0.15%(c)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.23%(b)           0.23%(c)
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income to average net assets              4.24%(b)           2.30%(c)
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $6,462,477.
(c)  Annualized.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.28%

FEDERAL FARM CREDIT BANK-9.78%

Disc. Notes, 5.15%(a)                          10/16/06    $ 9,930    $  9,866,138
----------------------------------------------------------------------------------
Floating Rate Bonds, 5.26%(b)                  08/01/07      9,000       8,998,403
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.30%(b)           03/01/07      4,050       4,050,235
==================================================================================
                                                                        22,914,776
==================================================================================
FEDERAL HOME LOAN BANK (FHLB)-90.50%

Unsec. Bonds,
  4.95%                                        09/29/06      5,000       5,000,000
----------------------------------------------------------------------------------
  5.55%                                        08/08/07      5,500       5,498,970
----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  4.98%(c)                                     09/01/06     76,689      76,689,000
----------------------------------------------------------------------------------
  5.13%                                        09/07/06     65,000      64,944,425
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,123,327
----------------------------------------------------------------------------------
  4.17%                                        10/18/06      5,000       4,967,792
----------------------------------------------------------------------------------
  5.14%                                        10/27/06     20,000      19,840,089
----------------------------------------------------------------------------------
  5.14%                                        11/17/06     10,000       9,890,061
----------------------------------------------------------------------------------
  5.08%                                        11/30/06     10,000       9,873,000
----------------------------------------------------------------------------------
  5.14%                                        12/29/06      5,300       5,209,950
----------------------------------------------------------------------------------
Unsec. Global Bonds, 3.88%                     12/20/06      5,000       4,981,517
==================================================================================
                                                                       212,018,131
==================================================================================
TOTAL INVESTMENTS-100.28% (Cost
  $234,932,907)(d)                                                     234,932,907
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.28)%                                     (661,047)
==================================================================================
NET ASSETS-100.00%                                                    $234,271,860
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $234,932,907)      $234,932,907
-----------------------------------------------------------
Cash                                                 10,822
-----------------------------------------------------------
Interest receivable                                 222,904
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               57,723
-----------------------------------------------------------
Other assets                                         56,335
===========================================================
    Total assets                                235,280,691
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         840,272
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 78,681
-----------------------------------------------------------
Accrued distribution fees                            23,543
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,011
-----------------------------------------------------------
Accrued transfer agent fees                           1,356
-----------------------------------------------------------
Accrued operating expenses                           61,968
===========================================================
    Total liabilities                             1,008,831
===========================================================
Net assets applicable to shares outstanding    $234,271,860
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $234,267,766
-----------------------------------------------------------
Undistributed net investment income                   3,895
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 199
===========================================================
                                               $234,271,860
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 80,103,992
___________________________________________________________
===========================================================
Private Investment Class                       $ 89,063,451
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,542,673
___________________________________________________________
===========================================================
Cash Management Class                          $ 32,251,234
___________________________________________________________
===========================================================
Reserve Class                                  $    437,741
___________________________________________________________
===========================================================
Resource Class                                 $ 25,859,492
___________________________________________________________
===========================================================
Corporate Class                                $     13,277
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              80,076,405
___________________________________________________________
===========================================================
Private Investment Class                         89,088,588
___________________________________________________________
===========================================================
Personal Investment Class                         6,544,715
___________________________________________________________
===========================================================
Cash Management Class                            32,249,130
___________________________________________________________
===========================================================
Reserve Class                                       437,737
___________________________________________________________
===========================================================
Resource Class                                   25,861,300
___________________________________________________________
===========================================================
Corporate Class                                      13,277
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $8,573,756
========================================================================

EXPENSES:

Advisory fees                                                    387,171
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     8,870
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       243,080
------------------------------------------------------------------------
  Personal Investment Class                                       53,769
------------------------------------------------------------------------
  Cash Management Class                                           31,300
------------------------------------------------------------------------
  Reserve Class                                                    3,748
------------------------------------------------------------------------
  Resource Class                                                  30,415
------------------------------------------------------------------------
  Corporate Class                                                      4
------------------------------------------------------------------------
Transfer agent fees                                               27,215
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         21,617
------------------------------------------------------------------------
Registration and filing fees                                      76,377
------------------------------------------------------------------------
Professional services fees                                        51,578
------------------------------------------------------------------------
Other                                                             87,459
========================================================================
    Total expenses                                             1,072,603
========================================================================
Less: Fees waived and expenses reimbursed                       (624,760)
========================================================================
    Net expenses                                                 447,843
========================================================================
Net investment income                                          8,125,913
========================================================================
Net realized gain from Investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $8,126,112
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                  2006            2005
-------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  8,125,913    $   3,500,939
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         199              365
===========================================================================================
    Net increase in net assets resulting from operations         8,126,112        3,501,304
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (3,881,519)      (1,311,658)
-------------------------------------------------------------------------------------------
  Private Investment Class                                      (1,968,335)      (1,414,678)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       (272,300)        (116,255)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (1,317,568)        (376,931)
-------------------------------------------------------------------------------------------
  Reserve Class                                                    (14,402)              (6)
-------------------------------------------------------------------------------------------
  Resource Class                                                  (671,100)        (281,411)
-------------------------------------------------------------------------------------------
  Corporate Class                                                     (689)              --
===========================================================================================
    Decrease in net assets resulting from distributions         (8,125,913)      (3,500,939)
===========================================================================================
Share transactions-net:
  Institutional Class                                           (2,740,748)      26,652,677
-------------------------------------------------------------------------------------------
  Private Investment Class                                      19,786,317     (207,122,742)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        935,372         (479,457)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (2,403,078)      29,580,995
-------------------------------------------------------------------------------------------
  Reserve Class                                                    437,737               (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                18,953,780       (3,650,876)
-------------------------------------------------------------------------------------------
  Corporate Class                                                   13,277               --
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         34,982,657     (155,019,404)
===========================================================================================
    Net increase in net assets                                  34,982,856     (155,019,039)
===========================================================================================

NET ASSETS:

  Beginning of year                                            199,289,004      354,308,043
===========================================================================================
  End of year (including undistributed net investment income
    of $3,895 and $3,530, respectively)                       $234,271,860    $ 199,289,004
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $387,171 and reimbursed expenses of $88,880.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $26,828.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $121,540, $39,430, $25,040, $3,261, $24,332 and $4, respectively, after FMC waived Plan fees of $121,540, $14,339, $6,260, $487, $6,083 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $4,345 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                 2006          2005
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $8,125,913    $3,500,939
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $     73,469
----------------------------------------------------------------------------
Temporary book/tax differences                                       (69,375)
----------------------------------------------------------------------------
Shares of beneficial interest                                    234,267,766
============================================================================
  Total net assets                                              $234,271,860
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment distributions on August 31, 2006, undistributed net investment income was increased by $365 and undistributed net realized gain was decreased by $365. This reclassification had no effect on the net assets of the Fund.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.


                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                          2006(a)                             2005
                                                              --------------------------------    -----------------------------
                                                                  SHARES            AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,709,809,863    $1,709,809,863     636,405,085    $ 636,405,085
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       310,455,808       310,455,808     395,039,783      395,039,783
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       33,847,841        33,847,841      29,626,154       29,626,154
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          202,464,002       202,464,002     100,732,765      100,732,765
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    4,641,062         4,641,062          46,969           46,969
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  33,886,629        33,886,629      72,172,246       72,172,246
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 274,396           274,396              --               --
===============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              2,492,496         2,492,496         352,603          352,603
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           634,380           634,380         403,335          403,335
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            7,586             7,586           3,349            3,349
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            1,290,496         1,290,496         258,777          258,777
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        6,631             6,631              --               --
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     354,912           354,912         266,396          266,396
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                     590               590              --               --
===============================================================================================================================
Reacquired:
  Institutional Class                                         (1,715,043,107)   (1,715,043,107)   (610,105,011)    (610,105,011)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (291,303,871)     (291,303,871)   (602,565,860)    (602,565,860)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (32,920,055)      (32,920,055)    (30,108,960)     (30,108,960)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (206,157,576)     (206,157,576)    (71,410,547)     (71,410,547)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (4,209,956)       (4,209,956)        (46,970)         (46,970)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 (15,287,761)      (15,287,761)    (76,089,518)     (76,089,518)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                (261,709)         (261,709)             --               --
===============================================================================================================================
                                                                  34,982,657    $   34,982,657    (155,019,404)   $(155,019,404)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 79% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                 CORPORATE CLASS
                                                                -----------------
                                                                FEBRUARY 23, 2006
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                   AUGUST 31,
                                                                      2006
---------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 1.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.02
---------------------------------------------------------------------------------
  Net gains on securities                                              0.00
=================================================================================
    Total from investment operation                                    0.02
=================================================================================
Less distributions from net investment income                         (0.02)
=================================================================================
Net asset value, end of period                                       $ 1.00
_________________________________________________________________________________
=================================================================================
Total return(a)                                                        2.49%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $   13
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       0.15%(b)
---------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    0.28%(b)
_________________________________________________________________________________
=================================================================================
Ratio of net investment income to average net assets                   4.28%(b)
_________________________________________________________________________________
=================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $27,276.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.


    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:


    - that the defendants permitted improper market timing and related activity in the AIM Funds;




    - that certain AIM Funds inadequately employed fair value pricing;




    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and




    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).




    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.


    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.


    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Corporate Class
Shareholders of Short-Term Investments Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2006, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Corporate Class financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 24, 2006
Houston, Texas

SHORT-TERM INVESTMENTS TRUST

TAX DISCLOSURES
LIQUID ASSETS PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended August 31, 2006, the Fund designates 92.49%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.
STIC PRIME PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.55%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.99%, 100.00%, 100.00% and 100.00%, respectively.
GOVERNMENT & AGENCY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.65%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of these amounts.

    The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005 February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.
TREASURY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 28.78% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.59%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006, are 100%, 100%, 100% and 100%, respectively.
GOVERNMENT TAXADVANTAGE PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.52% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended August 31, 2006, the Fund designates 99.15%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.97%, 99.97%, 99.97% and 99.98%, respectively.

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1977           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee and Executive Vice                      President, A I M Management Group Inc.,
  President                                       AIM Mutual Fund Dealer Inc., AIM Funds
                                                  Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1981           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                                                                    Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

SHORT-TERM INVESTMENTS TRUST



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        1989           Director of Cash Management, Managing     N/A
  President and Principal                         Director and Chief Cash Management
  Executive Officer                               Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--



AIMinvestments.com         STIT-AR-2        Fund Management Company

                                                             Institutional Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                   Government & Agency Portfolio
                                                              Treasury Portfolio
                                               Government TaxAdvantage Portfolio

                                                                 AUGUST 31, 2006
                                                                   ANNUAL REPORT

                                 [COVER IMAGE]

ANNUAL

==============================================
INSIDE THIS REPORT

Letter to Shareholders....................... 1

Fund Data.................................... 2

Fund Objectives and Strategies .............. 2

Fund Composition by Maturity ................ 3

Letter from Independent
Chairman of Board of Trustees................ 4

Calculating Your Ongoing Fund Expenses ...... 5

Approval of Investment Advisory Agreement ... 6

Financial Pages:
   Liquid Assets............................ 10
   STIC Prime .............................. 31
   Government & Agency ..................... 44
   Treasury ................................ 54
   Government TaxAdvantage ................. 64

Auditor's Report ........................... 74

Tax Disclosures ............................ 75

Trustees and Officers ...................... 77
===============================================


[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST

                   DEAR SHAREHOLDER:

                   We are pleased to present this report on the performance of the Institutional Class of Short-Term Investments Trust, part of AIM Cash Management, for the fiscal year ended August 31, 2006. Thank you for investing with us.

      [KELLEY         Through a combination of short-term cash management
       PHOTO] vehicles and selective use of a longer maturity schedule for higher yields, each Fund continued to provide competitive returns. Each Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

                      Each Fund also continued to hold the highest
                   credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from
 KAREN DUNN KELLEY Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand throughout the fiscal year, albeit unevenly. U.S. Gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 4.2% in the third quarter of 2005, slowing to 1.8% in the fourth quarter--reflecting the effects of widespread hurricane damage along the U.S. Gulf Coast. GDP snapped back in the first quarter of 2006, rising at an exceptionally strong annualized rate of 5.6% before slowing to 2.6% in the second quarter.

   In response to robust economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) continued its two-year tightening campaign. In seven separate, 25 basis point (0.25%) moves, the Fed raised the federal funds target rate from 3.50% at the beginning of the fiscal year to 5.25% at its close. The Fed halted its tightening campaign in early August 2006, when it voted to keep the federal funds target rate unchanged.

   Increases in this influential interest rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities. Yields for your Fund appear on page 2 of this report. At the close of the fiscal year, there was widespread uncertainty about the direction of the U.S. economy. That was among the reasons that the Treasury yield curve was slightly inverted, with three-month Treasury securities yielding 5.04% and 30-year Treasury bonds yielding 4.88%.

IN CONCLUSION

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Short-Term Investments Trust. Bob, who was one of the three founders of AIM Investment--Registered Trademark-- in 1976 and who has a well-earned reputation as being one of the most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Short-Term Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

   All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.


Sincerely,

/s/ KAREN DUNN KELLEY

Karen Dunn Kelley
President, Fund Management Company

October 18, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

SHORT-TERM INVESTMENTS TRUST

====================================================================================================================================

 FUND DATA

   INSTITUTIONAL CLASS DATA AS OF 8/31/06

   FUND                                                           YIELDS          WEIGHTED AVERAGE MATURITY           NET ASSETS
                                                             7-DAY      MONTHLY   RANGE DURING    AT FISCAL
                                                           SEC YIELD     YIELD     FISCAL YEAR     YEAR-END

   Liquid Assets                                             5.23%       5.22%     21-40 days       40 days         $15.05 billion

   STIC Prime                                                5.28        5.27      10-22 days       17 days           4.72 billion

   Government & Agency                                       5.16        5.14      20-42 days       29 days           1.81 billion

   Treasury                                                  5.10        5.08      11-44 days       11 days           2.10 billion

   Government TaxAdvantage                                   5.09        5.04      13-45 days       31 days          80.10 million

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

====================================================================================================================================

====================================================================================================================================

FUND OBJECTIVES AND STRATEGIES                                   TREASURY PORTFOLIO

LIQUID ASSETS PORTFOLIO                                          Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of
Liquid Assets Portfolio seeks to provide as high a level of      liquidity.
current income as is consistent with the preservation of
capital and liquidity.                                              The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
   The Fund invests primarily in short-term money market         Securities purchased by the Fund have maturities of 397 days or
instruments that blend top-tier, high quality U.S. dollar-       less.
denominated obligations, which include commercial paper,
certificates of deposit, master and promissory notes, municipal  GOVERNMENT TAXADVANTAGE PORTFOLIO securities and repurchase agreements.
                                                                 Government TaxAdvantage Portfolio seeks to maximize current
STIC PRIME PORTFOLIO                                             income consistent with the preservation of capital and the maintenance of liquidity.
STIC Prime Portfolio seeks to maximize current income
consistent with the preservation of capital and the maintenance     The Fund may invest in direct obligations of the U.S.
of liquidity.                                                    Treasury and in U.S. government agency securities with
                                                                 maturities of 397 days or less. This is intended to provide
   The Fund invests in high quality U.S. dollar-denominated      shareholders with dividends exempt from state and local income
commercial paper and other commercial instruments with           taxes in some jurisdictions. Investors residing in states with
maturities of 60 days or less, including certificates of         state income tax may find it more profitable to invest in this
deposit, repurchase agreements and master notes.                 Fund than in a fund not designed to comply with state tax
                                                                 considerations. This does not constitute tax advice. Please
GOVERNMENT & AGENCY PORTFOLIO                                    consult your tax advisor for your particular situation.

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of
principal and interest by the U.S. government or by its
agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Securities purchased by the
portfolio have maturities of 397 days or less.
====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST

================================================================================          ==========================================

  FUND COMPOSITION BY MATURITY                                                            FUND COMPOSITION BY MATURITY

  IN DAYS, AS OF 8/31/06                                                                  IN DAYS, AS OF 8/31/06

                  LIQUID      GOVERNMENT                        GOVERNMENT                STIC PRIME PORTFOLIO
                  ASSETS       & AGENCY          TREASURY      TAXADVANTAGE
                PORTFOLIO*    PORTFOLIO**       PORTFOLIO       PORTFOLIO**               1-7                               38.9%

  1-7              45.4%         76.3%            81.1%            66.3%                  8-14                              11.6

  8-30             23.2           5.5              2.8              4.3                   15-21                             11.5

  31-90            17.8           7.0             14.3             18.7                   22-28                             12.7

  91-180            8.8           6.6              1.8              8.4                   29-35                             12.5

  181+              4.8           4.6              0.0              2.3                   36-42                              8.0

                                                                                          43-60                              4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*   The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**  Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================


================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

SHORT-TERM INVESTMENTS TRUST

                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                      Looking ahead, your Board finds many reasons to be
                   positive about AIM's management and strategic direction. Most
     [CROCKETT     importantly, AIM management's investment management
       PHOTO]      discipline is paying off in terms of improved overall
                   performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended August 31, 2006. We are also
 BRUCE L. CROCKETT pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                      In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                      The seven new AIM funds--which include Asian funds,
                   structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                      Your Board is very pleased with the overall direction and
                   progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                   Sincerely,

                   /s/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   October 18, 2006


                   *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 6-9.

SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder in the Institutional        value by $1,000 (for example, an $8,600      actual ending account balance or expenses
Class, you incur ongoing costs, including    account value divided by $1,000 = 8.6),      you paid for the period. You may use this
management fees and other Fund expenses.     then multiply the result by the number in    information to compare the ongoing costs
This example is intended to help you         the table under the heading entitled         of investing in a Fund and other funds. To
understand your ongoing costs (in dollars)   "Actual Expenses Paid During Period" to      do so, compare this 5% hypothetical
of investing in the Funds and compare        estimate the expenses you paid on your       example with the 5% hypothetical examples
these costs with ongoing costs of            account during this period.                  that appear in the shareholder reports of
investing in other mutual funds. The                                                      the other funds.
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR
$1,000 invested at the beginning of the      COMPARISON PURPOSES                             Please note that the expenses shown in
period and held for the entire period                                                     the table are meant to highlight your
March 1, 2006, through August 31, 2006.      The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on each Fund's   comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not a Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                                                    HYPOTHETICAL
                                                   ACTUAL               (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING         ENDING            EXPENSES           ENDING           EXPENSES      ANNUALIZED
                    ACCOUNT VALUE     ACCOUNT VALUE       PAID DURING      ACCOUNT VALUE      PAID DURING     EXPENSE
      FUND             (3/1/06)       (8/31/06)(1)         PERIOD(2)         (8/31/06)         PERIOD(2)       RATIO

  Liquid Assets       $1,000.00        $1,025.10            $0.61            $1,024.60           $0.61         0.12%

  STIC Prime           1,000.00         1,025.20             0.61             1,024.60            0.61         0.12

  Treasury             1,000.00         1,024.10             0.61             1,024.60            0.61         0.12

  Government
  & Agency             1,000.00         1,024.70             0.61             1,024.60            0.61         0.12

  Government
  TaxAdvantage         1,000.00         1,024.30             0.61             1,024.60            0.61         0.12

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       Agreement was appropriate and that AIM       Fund's portfolio management team at this
Short-Term Investments Trust (the "Trust")   currently is providing services in           time. Although the independent written
oversees the management of each series       accordance with the terms of the Advisory    evaluation of the Fund's Senior Officer
portfolio of the Trust (each, a "Fund")      Agreement.                                   (discussed below) only considered Fund
and, as required by law, determines                                                       performance through the most recent
annually whether to approve the              o The quality of services to be provided     calendar year, the Board also reviewed
continuance of each Fund's advisory          by AIM. The Board reviewed the credentials   more recent Fund performance, which did
agreement with A I M Advisors, Inc.          and experience of the officers and           not change their conclusions.
("AIM"). Based upon the recommendation of    employees of AIM who will provide
the Investments Committee of the Board, at   investment advisory services to the Fund.    o The performance of the Fund relative to
a meeting on June 27, 2006, the Board,       In reviewing the qualifications of AIM to    indices. The Board reviewed the
including all of the independent trustees,   provide investment advisory services, the    performance of the Fund during the past
approved the continuance of the advisory     Board considered such issues as AIM's        one, three and five calendar years against
agreement (the "Advisory Agreement")         portfolio and product review process,        the performance of the Lipper
between each Fund and AIM for another        AIM's legal and compliance function, AIM's   Institutional US Government Money Market
year, effective July 1, 2006.                use of technology, AIM's portfolio           Index. The Board noted that the Fund's
                                             administration function and the quality of   performance was comparable to the
   The Board considered the factors          AIM's investment research. Based on the      performance of such Index for the one and
discussed below in evaluating the fairness   review of these and other factors, the       five year periods and above such Index for
and reasonableness of each Fund's Advisory   Board concluded that the quality of          the three year period. Based on this
Agreement at the meeting on June 27, 2006    services to be provided by AIM was           review and after taking account of all of
and as part of the Board's ongoing           appropriate and that AIM currently is        the other factors that the Board
oversight of each Fund. In their             providing satisfactory services in           considered in determining whether to
deliberations, the Board and the             accordance with the terms of the Advisory    continue the Advisory Agreement for the
independent trustees did not identify any    Agreement.                                   Fund, the Board concluded that no changes
particular factor that was controlling,                                                   should be made to the Fund and that it was
and each trustee attributed different        o Meetings with the Fund's portfolio         not necessary to change the Fund's
weights to the various factors.              managers and investment personnel. With      portfolio management team at this time.
                                             respect to the Fund, the Board is meeting    Although the independent written
   One responsibility of the independent     periodically with such Fund's portfolio      evaluation of the Fund's Senior Officer
Senior Officer of the Funds is to manage     managers and/or other investment personnel   (discussed below) only considered Fund
the process by which the Funds' proposed     and believes that such individuals are       performance through the most recent
management fees are negotiated to ensure     competent and able to continue to carry      calendar year, the Board also reviewed
that they are negotiated in a manner which   out their responsibilities under the         more recent Fund performance, which did
is at arms' length and reasonable. To that   Advisory Agreement.                          not change their conclusions.
end, the Senior Officer must either
supervise a competitive bidding process or   o Overall performance of AIM. The Board      o Fees relative to those of clients of AIM
prepare an independent written evaluation.   considered the overall performance of AIM    with comparable investment strategies. The
The Senior Officer has recommended an        in providing investment advisory and         Board reviewed the effective advisory fee
independent written evaluation in lieu of    portfolio administrative services to the     rate (before waivers) for the Fund under
a competitive bidding process and, upon      Fund and concluded that such performance     the Advisory Agreement. The Board noted
the direction of the Board, has prepared     was satisfactory.                            that this rate was below the effective
such an independent written evaluation.                                                   advisory fee rates (before waivers) for
Such written evaluation also considered      o Independent written evaluation and         two mutual funds advised by AIM with
certain of the factors discussed below.      recommendations of the Fund's Senior         investment strategies comparable to those
                                             Officer. The Board noted that, upon their    of the Fund (one of which has an "all-in"
   The discussion below serves as a          direction, the Senior Officer of the Fund,   fee structure whereby AIM pays all of the
summary of the Senior Officer's              who is independent of AIM and AIM's          fund's ordinary operating expenses). The
independent written evaluation, as well as   affiliates, had prepared an independent      Board noted that AIM has agreed to waive
a discussion of the material factors and     written evaluation in order to assist the    fees and/or limit expenses of the Fund, as
the conclusions with respect thereto that    Board in determining the reasonableness of   discussed below. Based on this review, the
formed the basis for the Board's approval    the proposed management fees of the AIM      Board concluded that the advisory fee rate
of each Fund's Advisory Agreement. After     Funds, including the Fund. The Board noted   for the Fund under the Advisory Agreement
consideration of all of the factors below    that the Senior Officer's written            was fair and reasonable.
and based on its informed business           evaluation had been relied upon by the
judgment, the Board determined that each     Board in this regard in lieu of a            o Fees relative to those of comparable
Fund's Advisory Agreement is in the best     competitive bidding process. In              funds with other advisors. The Board
interests of the Fund and its shareholders   determining whether to continue the          reviewed the advisory fee rate for the
and that the compensation to AIM under       Advisory Agreement for the Fund, the Board   Fund under the Advisory Agreement. The
each Fund's Advisory Agreement is fair and   considered the Senior Officer's written      Board compared effective contractual
reasonable and would have been obtained      evaluation.                                  advisory fee rates at a common asset level
through arm's length negotiations.                                                        at the end of the past calendar year and
                                             FUND-SPECIFIC FACTORS WITH SEPARATE          noted that the Fund's rate was below the
   Unless otherwise stated, information      CONCLUSIONS                                  median rate of the funds advised by other
presented below is as of June 27, 2006 and                                                advisors with investment strategies
does not reflect any changes that may have   The Board considered the following           comparable to those of the Fund that the
occurred since June 27, 2006, including      fund-specific factors separately for each    Board reviewed. The Board noted that AIM
but not limited to changes to each Fund's    Fund, and reached separate conclusions for   has agreed to waive fees and/or limit
performance, advisory fees, expense          each Fund, which conclusions are set forth   expenses of the Fund, as discussed below.
limitations and/or fee waivers.              below.                                       Based on this review, the Board concluded
                                                                                          that the advisory fee rate for the Fund
FUND-SPECIFIC FACTORS WITH THE SAME          GOVERNMENT & AGENCY PORTFOLIO                under the Advisory Agreement was fair and
CONCLUSIONS                                                                               reasonable.
                                             o The performance of the Fund relative to
The Board considered the following           comparable funds. The Board reviewed the     o Expense limitations and fee waivers. The
fund-specific factors separately for each    performance of the Fund during the past      Board noted that AIM has contractually
Fund, and reached the same conclusions for   one, three and five calendar years against   agreed to waive fees and/or limit expenses
each Fund, which conclusions are set forth   the performance of funds advised by other    of the Fund in an amount necessary to
below.                                       advisors with investment strategies          limit total annual operating expenses to a
                                             comparable to those of the Fund. The Board   specified percentage of average daily net
o The nature and extent of the advisory      noted that the Fund's performance in such    assets for each class of the Fund. The
services to be provided by AIM. The Board    periods was above the median performance     Board considered the contractual nature of
reviewed the services to be provided by      of such comparable funds. Based on this      this fee waiver/expense limitation and
AIM under the Advisory Agreement. Based on   review and after taking account of all of    noted that it remains in effect until June
such review, the Board concluded that the    the other factors that the Board             30, 2007.
range of services to be provided by AIM      considered in determining whether to
under the Advisory                           continue the Advisory Agreement for the
                                             Fund, the Board concluded that no changes
                                             should be made to the Fund and that it was
                                             not necessary to change the
                                                                                                                         (continued)

SHORT-TERM INVESTMENTS TRUST

The Board considered the effect this fee     o Fees relative to those of clients of AIM   cash and cash collateral from securities
waiver/expense limitation would have on      with comparable investment strategies. The   lending arrangements, if any
the Fund's estimated expenses and            Board reviewed the effective advisory fee    (collectively, "cash balances") of the
concluded that the levels of fee             rate (before waivers) for the Fund under     Fund may be invested in money market funds
waivers/expense limitations for the Fund     the Advisory Agreement. The Board noted      advised by AIM pursuant to the terms of an
were fair and reasonable.                    that this rate was below the effective       SEC exemptive order. The Board found that
                                             advisory fee rate (before waivers) for a     the Fund may realize certain benefits upon
o Breakpoints and economies of scale. The    mutual fund advised by AIM with investment   investing cash balances in AIM advised
Board reviewed the structure of the Fund's   strategies comparable to those of the Fund   money market funds, including a higher net
advisory fee under the Advisory Agreement,   (which has an "all-in" fee structure         return, increased liquidity, increased
noting that it does not include any          whereby AIM pays all of the fund's           diversification or decreased transaction
breakpoints. The Board considered whether    ordinary operating expenses) and above the   costs. The Board also found that the Fund
it would be appropriate to add advisory      effective advisory fee rate (before          will not receive reduced services if it
fee breakpoints for the Fund or whether,     waivers) for a second mutual fund advised    invests its cash balances in such money
due to the nature of the Fund and the        by AIM with investment strategies            market funds. The Board noted that, to the
advisory fee structures of comparable        comparable to those of the Fund. The Board   extent the Fund invests uninvested cash in
funds, it was reasonable to structure the    noted that AIM has agreed to waive fees      affiliated money market funds, AIM has
advisory fee without breakpoints. Based on   and/or limit expenses of the Fund, as        voluntarily agreed to waive a portion of
this review, the Board concluded that it     discussed below. Based on this review, the   the advisory fees it receives from the
was not necessary to add advisory fee        Board concluded that the advisory fee rate   Fund attributable to such investment. The
breakpoints to the Fund's advisory fee       for the Fund under the Advisory Agreement    Board further determined that the proposed
schedule. The Board reviewed the level of    was fair and reasonable.                     securities lending program and related
the Fund's advisory fees, and noted that                                                  procedures with respect to the lending
such fees, as a percentage of the Fund's     o Fees relative to those of comparable       Fund is in the best interests of the
net assets, would remain constant under      funds with other advisors. The Board         lending Fund and its respective
the Advisory Agreement because the           reviewed the advisory fee rate for the       shareholders. The Board therefore
Advisory Agreement does not include any      Fund under the Advisory Agreement. The       concluded that the investment of cash
breakpoints. The Board concluded that the    Board compared effective contractual         collateral received in connection with the
Fund's fee levels under the Advisory         advisory fee rates at a common asset level   securities lending program in the money
Agreement therefore would not reflect        at the end of the past calendar year and     market funds according to the procedures
economies of scale.                          noted that the Fund's rate was below the     is in the best interests of the lending
                                             median rate of the funds advised by other    Fund and its respective shareholders.
o Investments in affiliated money market     advisors with investment strategies
funds. Not applicable because the Fund       comparable to those of the Fund that the     LIQUID ASSETS PORTFOLIO
does not invest in affiliated money market   Board reviewed. The Board noted that AIM
funds.                                       has agreed to waive fees and/or limit        o The performance of the Fund relative to
                                             expenses of the Fund, as discussed below.    comparable funds. The Board reviewed the
GOVERNMENT TAXADVANTAGE PORTFOLIO            Based on this review, the Board concluded    performance of the Fund during the past
                                             that the advisory fee rate for the Fund      one, three and five calendar years against
o The performance of the Fund relative to    under the Advisory Agreement was fair and    the performance of funds advised by other
comparable funds. The Board reviewed the     reasonable.                                  advisors with investment strategies
performance of the Fund during the past                                                   comparable to those of the Fund. The Board
one, three and five calendar years against   o Expense limitations and fee waivers. The   noted that the Fund's performance in such
the performance of funds advised by other    Board noted that AIM has contractually       periods was above the median performance
advisors with investment strategies          agreed to waive fees and/or limit expenses   of such comparable funds. Based on this
comparable to those of the Fund. The Board   of the Fund in an amount necessary to        review and after taking account of all of
noted that the Fund's performance in such    limit total annual operating expenses to a   the other factors that the Board
periods was above the median performance     specified percentage of average daily net    considered in determining whether to
of such comparable funds. Based on this      assets for each class of the Fund. The       continue the Advisory Agreement for the
review and after taking account of all of    Board considered the contractual nature of   Fund, the Board concluded that no changes
the other factors that the Board             this fee waiver/expense limitation and       should be made to the Fund and that it was
considered in determining whether to         noted that it remains in effect until June   not necessary to change the Fund's
continue the Advisory Agreement for the      30, 2007. The Board considered the effect    portfolio management team at this time.
Fund, the Board concluded that no changes    this fee waiver/expense limitation would     Although the independent written
should be made to the Fund and that it was   have on the Fund's estimated expenses and    evaluation of the Fund's Senior Officer
not necessary to change the Fund's           concluded that the levels of fee             (discussed below) only considered Fund
portfolio management team at this time.      waivers/expense limitations for the Fund     performance through the most recent
Although the independent written             were fair and reasonable.                    calendar year, the Board also reviewed
evaluation of the Fund's Senior Officer                                                   more recent Fund performance, which did
(discussed below) only considered Fund       o Breakpoints and economies of scale. The    not change their conclusions.
performance through the most recent          Board reviewed the structure of the Fund's
calendar year, the Board also reviewed       advisory fee under the Advisory Agreement,   o The performance of the Fund relative to
more recent Fund performance, which did      noting that it includes two breakpoints.     indices. The Board reviewed the
not change their conclusions.                The Board reviewed the level of the Fund's   performance of the Fund during the past
                                             advisory fees, and noted that such fees,     one, three and five calendar years against
o The performance of the Fund relative to    as a percentage of the Fund's net assets,    the performance of the Lipper
indices. The Board reviewed the              have decreased as net assets increased       Institutional Money Market Index. The
performance of the Fund during the past      because the Advisory Agreement includes      Board noted that the Fund's performance in
one, three and five calendar years against   breakpoints. The Board noted that, due to    such periods was comparable to the
the performance of the Lipper                the Fund's asset levels at the end of the    performance of such Index. Based on this
Institutional US Government Money Market     past calendar year and the way in which      review and after taking account of all of
Index. The Board noted that the Fund's       the advisory fee breakpoints have been       the other factors that the Board
performance in such periods was comparable   structured, the Fund has yet to fully        considered in determining whether to
to the performance of such Index. Based on   benefit from the breakpoints. The Board      continue the Advisory Agreement for the
this review and after taking account of      concluded that the Fund's fee levels under   Fund, the Board concluded that no changes
all of the other factors that the Board      the Advisory Agreement therefore reflect     should be made to the Fund and that it was
considered in determining whether to         economies of scale and that it was not       not necessary to change the Fund's
continue the Advisory Agreement for the      necessary to change the advisory fee         portfolio management team at this time.
Fund, the Board concluded that no changes    breakpoints in the Fund's advisory fee       Although the independent written
should be made to the Fund and that it was   schedule.                                    evaluation of the Fund's Senior Officer
not necessary to change the Fund's                                                        (discussed below) only considered Fund
portfolio management team at this time.      o Investments in affiliated money market
Although the independent written             funds. The Board also took into account
evaluation of the Fund's Senior Officer      the fact that uninvested
(discussed below) only considered Fund
performance through the most recent
calendar year, the Board also reviewed
more recent Fund performance, which did
not change their conclusions.
                                                                                                                         (continued)

SHORT-TERM INVESTMENTS TRUST

performance through the most recent          o Investments in affiliated money market     other advisors with investment strategies
calendar year, the Board also reviewed       funds. Not applicable because the Fund       comparable to those of the Fund that the
more recent Fund performance, which did      does not invest in affiliated money market   Board reviewed. The Board noted that AIM
not change their conclusions.                funds.                                       has agreed to waive fees and/or limit
                                                                                          expenses of the Fund, as discussed below.
o Fees relative to those of clients of AIM   STIC PRIME PORTFOLIO                         Based on this review, the Board concluded
with comparable investment strategies. The                                                that the advisory fee rate for the Fund
Board reviewed the effective advisory fee    o The performance of the Fund relative to    under the Advisory Agreement was fair and
rate (before waivers) for the Fund under     comparable funds. The Board reviewed the     reasonable.
the Advisory Agreement. The Board noted      performance of the Fund during the past
that this rate was (i) the same as the       one, three and five calendar years against   o Expense limitations and fee waives. The
effective advisory fee rate (before          the performance of funds advised by other    Board noted that AIM has contractually
waivers) for a mutual fund advised by AIM    advisors with investment strategies          agreed to waive fees and/or limit expenses
with investment strategies comparable to     comparable to those of the Fund. The Board   of the Fund in an amount necessary to
those of the Fund; and (ii) above the        noted that the Fund's performance in such    limit total annual operating expenses to a
effective fee rates (before waivers) for     periods was above the median performance     specified percentage of average daily net
three collective trust funds sub-advised     of such comparable funds. Based on this      assets for each class of the Fund. The
by an AIM affiliate with investment          review and after taking account of all of    Board considered the contractual nature of
strategies comparable to those of the        the other factors that the Board             this fee waiver/expense limitation and
Fund. The Board noted that AIM has agreed    considered in determining whether to         noted that it remains in effect until June
to waive fees and/or limit expenses of the   continue the Advisory Agreement for the      30, 2007. The Board considered the effect
Fund, as discussed below. Based on this      Fund, the Board concluded that no changes    this fee waiver/expense limitation would
review, the Board concluded that the         should be made to the Fund and that it was   have on the Fund's estimated expenses and
advisory fee rate for the Fund under the     not necessary to change the Fund's           concluded that the levels of fee
Advisory Agreement was fair and              portfolio management team at this time.      waivers/expense limitations for the Fund
reasonable.                                  Although the independent written             were fair and reasonable.
                                             evaluation of the Fund's Senior Officer
o Fees relative to those of comparable       (discussed below) only considered Fund       o Breakpoints and economies of scale. The
funds with other advisors. The Board         performance through the most recent          Board reviewed the structure of the Fund's
reviewed the advisory fee rate for the       calendar year, the Board also reviewed       advisory fee under the Advisory Agreement,
Fund under the Advisory Agreement. The       more recent Fund performance, which did      noting that it does not include any
Board compared effective contractual         not change their conclusions.                breakpoints. The Board considered whether
advisory fee rates at a common asset level                                                it would be appropriate to add advisory
at the end of the past calendar year and     o The performance of the Fund relative to    fee breakpoints for the Fund or whether,
noted that the Fund's rate was below the     indices. The Board reviewed the              due to the nature of the Fund and the
median rate of the funds advised by other    performance of the Fund during the past      advisory fee structures of comparable
advisors with investment strategies          one, three and five calendar years against   funds, it was reasonable to structure the
comparable to those of the Fund that the     the performance of the Lipper                advisory fee without breakpoints. Based on
Board reviewed. The Board noted that AIM     Institutional Money Market Fund Index. The   this review, the Board concluded that it
has agreed to waive fees and/or limit        Board noted that the Fund's performance in   was not necessary to add advisory fee
expenses of the Fund, as discussed below.    such periods was comparable to the           breakpoints to the Fund's advisory fee
Based on this review, the Board concluded    performance of such Index. Based on this     schedule. The Board reviewed the level of
that the advisory fee rate for the Fund      review and after taking account of all of    the Fund's advisory fees, and noted that
under the Advisory Agreement was fair and    the other factors that the Board             such fees, as a percentage of the Fund's
reasonable.                                  considered in determining whether to         net assets, would remain constant under
                                             continue the Advisory Agreement for the      the Advisory Agreement because the
o Expense limitations and fee waives. The    Fund, the Board concluded that no changes    Advisory Agreement does not include any
Board noted that AIM has contractually       should be made to the Fund and that it was   breakpoints. The Board concluded that the
agreed to waive fees and/or limit expenses   not necessary to change the Fund's           Fund's fee levels under the Advisory
of the Fund in an amount necessary to        portfolio management team at this time.      Agreement therefore would not reflect
limit total annual operating expenses to a   Although the independent written             economies of scale.
specified percentage of average daily net    evaluation of the Fund's Senior Officer
assets for each class of the Fund. The       (discussed below) only considered Fund       o Investments in affiliated money market
Board considered the contractual nature of   performance through the most recent          funds. Not applicable because the Fund
this fee waiver/expense limitation and       calendar year, the Board also reviewed       does not invest in affiliated money market
noted that it remains in effect until June   more recent Fund performance, which did      funds.
30, 2007. The Board considered the effect    not change their conclusions.
this fee waiver/expense limitation would                                                  TREASURY PORTFOLIO
have on the Fund's estimated expenses and    o Fees relative to those of clients of AIM
concluded that the levels of fee             with comparable investment strategies. The   o The performance of the Fund relative to
waivers/expense limitations for the Fund     Board reviewed the effective advisory fee    comparable funds. The Board reviewed the
were fair and reasonable.                    rate (before waivers) for the Fund under     performance of the Fund during the past
                                             the Advisory Agreement. The Board noted      one, three and five calendar years against
o Breakpoints and economies of scale. The    that this rate was (i) the same as the       the performance of funds advised by other
Board reviewed the structure of the Fund's   effective advisory fee rate (before          advisors with investment strategies
advisory fee under the Advisory Agreement,   waivers) for a mutual fund advised by AIM    comparable to those of the Fund. The Board
noting that it does not include any          with investment strategies comparable to     noted that the Fund's performance in such
breakpoints. The Board considered whether    those of the Fund; and (ii) above the        periods was above the median performance
it would be appropriate to add advisory      effective fee rates (before waivers) for     of such comparable funds. Based on this
fee breakpoints for the Fund or whether,     three collective trust funds sub-advised     review and after taking account of all of
due to the nature of the Fund and the        by an AIM affiliate with investment          the other factors that the Board
advisory fee structures of comparable        strategies comparable to those of the        considered in determining whether to
funds, it was reasonable to structure the    Fund. The Board noted that AIM has agreed    continue the Advisory Agreement for the
advisory fee without breakpoints. Based on   to waive fees and/or limit expenses of the   Fund, the Board concluded that no changes
this review, the Board concluded that it     Fund, as discussed below. Based on this      should be made to the Fund and that it was
was not necessary to add advisory fee        review, the Board concluded that the         not necessary to change the Fund's
breakpoints to the Fund's advisory fee       advisory fee rate for the Fund under the     portfolio management team at this time.
schedule. The Board reviewed the level of    Advisory Agreement was fair and              Although the independent written
the Fund's advisory fees, and noted that     reasonable.                                  evaluation of the Fund's Senior Officer
such fees, as a percentage of the Fund's                                                  (discussed below) only considered Fund
net assets, would remain constant under      o Fees relative to those of comparable       performance through the most recent
the Advisory Agreement because the           funds with other advisors. The Board         calendar year, the Board also reviewed
Advisory Agreement does not include any      reviewed the advisory fee rate for the       more recent Fund performance, which did
breakpoints. The Board concluded that the    Fund under the Advisory Agreement. The       not change their conclusions.
Fund's fee levels under the Advisory         Board compared effective contractual
Agreement therefore would not reflect        advisory fee rates at a common asset level
economies of scale.                          at the end of the past calendar year and
                                             noted that the Fund's rate was comparable
                                             to the median rate of the funds advised by
                                                                                                                         (continued)

SHORT-TERM INVESTMENTS TRUST

o The performance of the Fund relative to    ule. The Board reviewed the level of the     o AIM's financial soundness in light of
indices. The Board reviewed the              Fund's advisory fees, and noted that such    the Fund's needs. The Board considered
performance of the Fund during the past      fees, as a percentage of the Fund's net      whether AIM is financially sound and has
one, three and five calendar years against   assets, would remain constant under the      the resources necessary to perform its
the performance of the Lipper                Advisory Agreement because the Advisory      obligations under the Advisory Agreement,
Institutional US Treasury Money Market       Agreement does not include any               and concluded that AIM has the financial
Index. The Board noted that the Fund's       breakpoints. The Board concluded that the    resources necessary to fulfill its
performance was comparable to the            Fund's fee levels under the Advisory         obligations under the Advisory Agreement.
performance of such Index for the one year   Agreement therefore would not reflect
period and above such Index for the three    economies of scale.                          o Historical relationship between the Fund
and five year periods. Based on this                                                      and AIM. In determining whether to
review and after taking account of all of    o Investments in affiliated money market     continue the Advisory Agreement for the
the other factors that the Board             funds. The Board also took into account      Fund, the Board also considered the prior
considered in determining whether to         the fact that uninvested cash and cash       relationship between AIM and the Fund, as
continue the Advisory Agreement for the      collateral from securities lending           well as the Board's knowledge of AIM's
Fund, the Board concluded that no changes    arrangements, if any (collectively, "cash    operations, and concluded that it was
should be made to the Fund and that it was   balances") of the Fund may be invested in    beneficial to maintain the current
not necessary to change the Fund's           money market funds advised by AIM pursuant   relationship, in part, because of such
portfolio management team at this time.      to the terms of an SEC exemptive order.      knowledge. The Board also reviewed the
Although the independent written             The Board found that the Fund may realize    general nature of the non-investment
evaluation of the Fund's Senior Officer      certain benefits upon investing cash         advisory services currently performed by
(discussed below) only considered Fund       balances in AIM advised money market         AIM and its affiliates, such as
performance through the most recent          funds, including a higher net return,        administrative, transfer agency and
calendar year, the Board also reviewed       increased liquidity, increased               distribution services, and the fees
more recent Fund performance, which did      diversification or decreased transaction     received by AIM and its affiliates for
not change their conclusions.                costs. The Board also found that the Fund    performing such services. In addition to
                                             will not receive reduced services if it      reviewing such services, the trustees also
o Fees relative to those of clients of AIM   invests its cash balances in such money      considered the organizational structure
with comparable investment strategies. The   market funds. The Board noted that, to the   employed by AIM and its affiliates to
Board noted that AIM does not serve as an    extent the Fund invests uninvested cash in   provide those services. Based on the
advisor to other mutual funds or other       affiliated money market funds, AIM has       review of these and other factors, the
clients with investment strategies           voluntarily agreed to waive a portion of     Board concluded that AIM and its
comparable to those of the Fund.             the advisory fees it receives from the       affiliates were qualified to continue to
                                             Fund attributable to such investment. The    provide non-investment advisory services
o Fees relative to those of comparable       Board further determined that the proposed   to the Fund, including administrative,
funds with other advisors. The Board         securities lending program and related       transfer agency and distribution services,
reviewed the advisory fee rate for the       procedures with respect to the lending       and that AIM and its affiliates currently
Fund under the Advisory Agreement. The       Fund is in the best interests of the         are providing satisfactory non-investment
Board compared effective contractual         lending Fund and its respective              advisory services.
advisory fee rates at a common asset level   shareholders. The Board therefore
at the end of the past calendar year and     concluded that the investment of cash        o Other factors and current trends. The
noted that the Fund's rate was below the     collateral received in connection with the   Board considered the steps that AIM and
median rate of the funds advised by other    securities lending program in the money      its affiliates have taken over the last
advisors with investment strategies          market funds according to the procedures     several years, and continue to take, in
comparable to those of the Fund that the     is in the best interests of the lending      order to improve the quality and
Board reviewed. The Board noted that AIM     Fund and its respective shareholders.        efficiency of the services they provide to
has agreed to waive fees and/or limit                                                     the Funds in the areas of investment
expenses of the Fund, as discussed below.    GLOBAL FACTORS                               performance, product line diversification,
Based on this review, the Board concluded                                                 distribution, fund operations, shareholder
that the advisory fee rate for the Fund      The Board considered the following global    services and compliance. The Board
under the Advisory Agreement was fair and    factors for each Fund and reached the same   concluded that these steps taken by AIM
reasonable.                                  conclusions for each Fund, which             have improved, and are likely to continue
                                             conclusions are set forth below.             to improve, the quality and efficiency of
o Expense limitations and fee waivers. The                                                the services AIM and its affiliates
Board noted that AIM has contractually       o Profitability of AIM and its affiliates.   provide to the Fund in each of these
agreed to waive fees and/or limit expenses   The Board reviewed information concerning    areas, and support the Board's approval of
of the Fund in an amount necessary to        the profitability of AIM's (and its          the continuance of the Advisory Agreement
limit total annual operating expenses to a   affiliates') investment advisory and other   for the Fund.
specified percentage of average daily net    activities and its financial condition.
assets for each class of the Fund. The       The Board considered the overall
Board considered the contractual nature of   profitability of AIM, as well as the
this fee waiver/expense limitation and       profitability of AIM in connection with
noted that it remains in effect until June   managing the Fund. The Board noted that
30, 2007. The Board considered the effect    AIM's operations remain profitable,
this fee waiver/expense limitation would     although increased expenses in recent
have on the Fund's estimated expenses and    years have reduced AIM's profitability.
concluded that the levels of fee             Based on the review of the profitability
waivers/expense limitations for the Fund     of AIM's and its affiliates' investment
were fair and reasonable.                    advisory and other activities and its
                                             financial condition, the Board concluded
o Breakpoints and economies of scale. The    that the compensation to be paid by the
Board reviewed the structure of the Fund's   Fund to AIM under its Advisory Agreement
advisory fee under the Advisory Agreement,   was not excessive.
noting that it does not include any
breakpoints. The Board considered whether    o Benefits of soft dollars to AIM. The
it would be appropriate to add advisory      Board considered the benefits realized by
fee breakpoints for the Fund or whether,     AIM as a result of brokerage transactions
due to the nature of the Fund and the        executed through "soft dollar"
advisory fee structures of comparable        arrangements. Under these arrangements,
funds, it was reasonable to structure the    brokerage commissions paid by other funds
advisory fee without breakpoints. Based on   advised by AIM are used to pay for
this review, the Board concluded that it     research and execution services. This
was not necessary to add advisory fee        research may be used by AIM in making
breakpoints to the Fund's advisory fee       investment decisions for the Fund. The
sched-                                       Board concluded that such arrangements
                                             were appropriate.

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-4.52%

Amstel Funding Corp.,
  (Acquired 05/26/06; Cost $97,430,000)
  5.14%(b)(c)                                  11/22/06   $   100,000    $    98,829,222
----------------------------------------------------------------------------------------
  (Acquired 08/16/06; Cost $135,050,123)
  5.27%(b)(c)                                  02/13/07       138,705        135,354,696
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $123,313,333)
  5.28%(b)(c)                                  11/21/06       125,000        123,515,000
----------------------------------------------------------------------------------------
  (Acquired 07/31/06; Cost $98,612,750)
  5.37%(b)(c)                                  11/01/06       100,000         99,090,083
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $47,346,013)
  5.39%(b)(c)                                  10/30/06        48,000         47,575,987
----------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $49,955,606)
  5.42%(b)(c)                                  10/20/06        50,665         50,291,233
----------------------------------------------------------------------------------------
Atlantis One Funding Corp.,
  (Acquired 05/16/06; Cost $97,443,375)
  5.09%(b)(c)                                  11/13/06       100,000         98,968,875
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $149,320,583)
  5.26%(b)(c)                                  09/21/06       150,000        149,561,667
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $49,553,514)
  5.27%(b)(c)                                  10/11/06        50,000         49,707,222
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $49,333,299)
  5.28%(b)(c)                                  11/17/06        50,000         49,435,868
========================================================================================
                                                                             902,329,853
========================================================================================

ASSET-BACKED SECURITIES-
  FULLY BACKED-9.70%

Aquinas Funding LLC,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $96,571,575)
  5.26%(b)                                     09/21/06        96,883         96,599,886
----------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $83,714,720)
  5.28%(b)(d)                                  09/01/06        83,727         83,727,000
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $30,008,793)
  5.30%(b)                                     02/12/07        30,849         30,104,168
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Aspen Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $168,327,047)
  5.27%(b)                                     09/26/06   $   168,995    $   168,376,525
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $24,652,326)
  5.27%(b)                                     11/20/06        25,000         24,707,222
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $23,662,540)
  5.39%(b)                                     10/30/06        24,000         23,788,190
----------------------------------------------------------------------------------------
Blue Spice LLC
  (CEP-Deutsche Bank A.G.) (Acquired
  05/16/06; Cost $87,760,400)
  5.09%(b)(c)                                  11/08/06        90,000         89,134,700
----------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC,-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 08/21/06; Cost
  $218,297,276)
  5.25%(b)                                     09/14/06       219,064        218,648,691
----------------------------------------------------------------------------------------
  (Acquired 07/27/06; Cost $94,402,337)
  5.38%(b)                                     10/18/06        95,588         94,916,601
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC,- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 03/08/06; Cost
  $106,058,734)
  4.88%(b)(c)                                  09/11/06       108,784        108,636,688
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $284,733,525)
  5.27%(b)(c)                                  10/16/06       287,087        285,195,814
----------------------------------------------------------------------------------------
GOVCO Inc. (Acquired 06/19/06; Cost
  $77,832,178)
  5.36%(b)                                     12/18/06        80,000         78,713,600
----------------------------------------------------------------------------------------
Long Lane Master Trust IV,-Series A
  (CEP-Bank of America, N.A.) (Acquired
  08/21/06; Cost $139,315,644)
  5.26%(b)                                     09/20/06       139,929        139,540,542
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $177,197,437)
  5.33%(b)                                     09/07/06       177,988        177,829,887
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Newport Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/16/06; Cost $49,325,014)
  5.28%(b)                                     11/16/06   $    50,000    $    49,442,403
----------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $49,318,764)
  5.39%(b)                                     10/20/06        50,000         49,633,181
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $123,242,396)
  5.39%(b)                                     10/30/06       125,000        123,896,823
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (CEP-ABN AMRO Bank N.V.) (Acquired
  08/04/06; Cost $94,549,911)
  5.33%(b)(c)                                  09/05/06        95,000         94,943,739
========================================================================================
                                                                           1,937,835,660
========================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.15%

Amsterdam Funding Corp.
  (Acquired 08/15/06; Cost $105,937,720)
  5.29%(b)(c)                                  12/18/06       107,920        106,207,310
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/22/06; Cost $55,003,247)
  5.28%(b)                                     10/23/06        55,508         55,084,659
----------------------------------------------------------------------------------------
Barton Capital LLC,
  (Acquired 08/18/06; Cost $155,485,725)
  5.26%(b)                                     09/21/06       156,262        155,805,368
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $12,720,871)
  5.27%(b)                                     10/04/06        12,809         12,747,122
----------------------------------------------------------------------------------------
Charta LLC,
  (Acquired 08/10/06; Cost $99,209,500)
  5.27%(b)                                     10/03/06       100,000         99,531,555
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $69,549,122)
  5.27%(b)                                     10/11/06        70,000         69,590,111
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $81,877,789)
  5.32%(b)                                     09/26/06        82,475         82,170,301
----------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $73,494,128)
  5.35%(b)                                     09/08/06        74,000         73,923,019
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

CRC Funding LLC
  (Acquired 08/15/06; Cost $99,046,667)
  5.28%(b)                                     10/19/06   $   100,000    $    99,296,000
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/30/06; Cost $75,014,793)
  5.26%(b)                                     09/28/06        75,334         75,036,807
========================================================================================
                                                                             829,392,252
========================================================================================

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-12.10%

Grampian Funding Ltd./LLC,
  (Acquired 05/25/06; Cost $73,309,729)
  5.14%(b)(c)                                  10/30/06        75,000         74,368,823
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $136,300,500)
  5.29%(b)(c)                                  02/07/07       140,000        136,732,108
----------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $155,966,082)
  5.33%(b)                                     09/18/06       156,942        156,546,986
----------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $99,560,833)
  5.27%(b)                                     09/20/06       100,000         99,721,861
----------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $79,648,667)
  5.27%(b)                                     09/21/06        80,000         79,765,778
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $79,648,333)
  5.28%(b)                                     09/21/06        80,000         79,765,556
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $99,585,307)
  5.28%(b)                                     09/22/06       100,025         99,717,215
----------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $101,894,435)
  5.27%(b)                                     09/19/06       102,374        102,104,244
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,560,417)
  5.28%(b)                                     09/20/06       100,000         99,721,597
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $64,714,271)
  5.28%(b)                                     09/21/06        65,000         64,809,514
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06       100,444        100,134,925
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.,
  (Acquired 08/21/06; Cost $149,514,230)
  5.28%(b)                                     09/22/06   $   150,175    $   149,712,461
----------------------------------------------------------------------------------------
  Series 2005-I (Acquired 08/16/06; Cost
  $24,750,667)
  5.28%(b)                                     10/25/06        25,000         24,802,000
----------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp.,
  (Acquired 08/23/06; Cost $184,221,119)
  5.27%(b)                                     09/22/06       185,006        184,437,638
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $75,379,461)
  5.28%(b)                                     09/25/06        75,690         75,423,823
----------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC,
  (Acquired 06/14/06; Cost $57,207,617)
  5.29%(b)(c)                                  12/11/06        58,753         57,881,024
----------------------------------------------------------------------------------------
  (Acquired 08/07/06; Cost $119,450,267)
  5.32%(b)(c)                                  09/07/06       120,000        119,893,600
----------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $122,406,584)
  5.38%(b)(c)                                  10/25/06       124,113        123,111,408
----------------------------------------------------------------------------------------
Sigma Finance Inc.
  (Acquired 03/09/06; Cost $97,455,211)
  4.87%(b)(c)                                  09/13/06       100,000         99,837,567
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 08/22/06; Cost $175,741,057)
  5.27%(b)(c)                                  10/23/06       177,323        175,974,459
----------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $115,289,201)
  5.35%(b)                                     09/12/06       115,892        115,702,549
----------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 8/31/06; Cost $197,525,324)
  5.28%(b)                                     11/30/06       200,165        197,525,324
========================================================================================
                                                                           2,417,690,460
========================================================================================

DIVERSIFIED BANKS-0.49%

HBOS Treasury Services PLC
  5.11%(c)                                     11/22/06       100,000         98,837,194
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.74%

General Electric Capital Corp.
  5.26%                                        12/05/06       150,000        147,917,917
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


REGIONAL BANKS-1.59%

Danske Corp. Series A
  5.27%(c)                                     12/27/06   $   121,845    $   119,758,100
----------------------------------------------------------------------------------------
Northern Rock PLC
  (Acquired 05/25/06; Cost $97,346,917)
  5.14%(b)(c)                                  11/27/06       100,000         98,759,042
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 06/12/06; Cost $97,343,958)
  5.23%(b)                                     12/12/06       100,000         98,519,583
========================================================================================
                                                                             317,036,725
========================================================================================

SPECIALIZED FINANCE-0.23%

CIT Group Inc.
  5.15%                                        11/14/06        47,000         46,502,453
========================================================================================
    Total Commercial Paper (Cost
      $6,697,542,514)                                                      6,697,542,514
========================================================================================

CERTIFICATES OF DEPOSIT-10.62%

Banco Bilbao Vizcaya Argentaria, S.A.,
  4.35%                                        09/29/06        50,000         49,999,813
----------------------------------------------------------------------------------------
  4.76%                                        12/18/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  (United Kingdom),
  5.13%                                        03/26/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.32%                                        04/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        05/08/07        99,000         99,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.45%                                        06/12/07       102,000        102,000,000
----------------------------------------------------------------------------------------
BNP Paribas S.A.,
  5.27%                                        11/27/06        70,000         70,000,000
----------------------------------------------------------------------------------------
  5.50%                                        10/23/06       150,000        150,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  (United Kingdom)
  4.30%                                        09/28/06       100,000        100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC,
  4.75%                                        10/25/06       125,000        125,000,000
----------------------------------------------------------------------------------------
  4.99%                                        02/12/07       100,000         99,995,532
----------------------------------------------------------------------------------------
  5.20%                                        03/30/07       105,000        105,000,000
----------------------------------------------------------------------------------------
  5.31%                                        04/19/07        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.42%                                        06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom),
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.26%                                        12/15/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.26%                                        04/20/07        50,000         50,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Svenska Handelsbanken A.B.,
  4.77%                                        12/19/06   $    60,000    $    60,000,000
----------------------------------------------------------------------------------------
  4.95%                                        02/07/07        50,000         50,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom),
  5.25%                                        11/20/06        75,000         75,000,000
----------------------------------------------------------------------------------------
  5.28%                                        11/24/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        11/08/06        85,000         85,000,000
----------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07       100,000        100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,120,995,345)                                                      2,120,995,345
========================================================================================

VARIABLE RATE DEMAND NOTES-8.04%(E)

INSURED-2.11%(F)

Aerospace Corp.; Series 2006, Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.32%(d)(g)                                  06/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
Alaska (State of) Housing Finance Corp.;
  Series 2002 B, Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.38%(d)(g)                                  12/01/36         3,800          3,800,000
----------------------------------------------------------------------------------------
Baltimore (City of), Maryland (Consolidated
  Public Improvement Project); Series 2003 C,
  Refunding Taxable GO (INS-Financial
  Security Assurance Inc.)
  5.30%(d)(g)                                  10/15/20         4,015          4,015,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  08/01/29        23,900         23,900,000
----------------------------------------------------------------------------------------
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  5.38%(d)(g)                                  08/01/29         4,980          4,980,000
----------------------------------------------------------------------------------------
Denver (City and County of), Colorado School
  District No. 1; Series 2005 B, Taxable COP
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  12/15/18        23,930         23,930,000
----------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.32%(d)(g)                                  05/15/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

INSURED-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  07/01/24   $    31,695    $    31,695,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.);
  5.31%(d)(g)                                  09/01/32        15,370         15,370,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         4,750          4,750,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners II; Series 2001
  Tranche 1 Taxable Student Loan RB (INS-MBIA
  Insurance Corp.) (Acquired 11/14/02; Cost
  $25,000,000)
  5.31%(b)(d)(g)                               09/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  5.31%(b)(d)(g)                               08/01/37        60,000         60,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  5.31%(b)(d)(g)                               08/01/37        40,000         40,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of), Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  RB (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  11/01/15   $     3,700    $     3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency; Series 2006 B, Taxable RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  05/01/28         9,475          9,475,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5,
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  5.31%(d)(g)                                  09/01/35         6,500          6,500,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
  Refunding Special Obligation Taxable RB
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/32        14,130         14,130,000
----------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group); Sub-Series 2005
  B1, Taxable RB (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/22        22,045         22,045,000
========================================================================================
                                                                             422,190,000
========================================================================================

LETTER OF CREDIT ENHANCED-5.93%(H)

422 Capital LLC; Series 2004-A, Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/44        12,000         12,000,000
----------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006, Notes
  (LOC-Wachovia Bank, N.A.)
  5.43%(d)(g)                                  06/01/29         3,000          3,000,000
----------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
  Bonds (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  06/01/17         9,250          9,250,000
----------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.34%(c)(d)(g)                               07/01/26         4,230          4,230,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB, Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  08/01/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

American Association of Retired Persons;
  Series 2001, Floating Rate Notes (LOC-Bank
  of America, N.A.)
  5.31%(d)(g)                                  05/01/31   $    28,700    $    28,700,000
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Development Board;
  Series 2006 A, Refunding
  Taxable IDR (LOC-Allied Irish Banks PLC)
  5.33%(c)(d)(g)                               07/01/26         5,640          5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Bonds
  (LOC-Citizens Bank of Pennsylvania)
  5.38%(d)(g)                                  02/01/15        41,620         41,620,000
----------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  01/01/15        12,750         12,750,000
----------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Bonds (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/08        24,500         24,500,000
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A,
  Taxable RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  09/01/30        13,700         13,700,000
----------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A, Taxable RB
  (LOC-LaSalle Bank, N.A.)
  5.34%(d)(i)                                  02/15/27        17,400         17,400,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I, Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  5.31%(d)(g)                                  12/01/36        61,790         61,790,000
----------------------------------------------------------------------------------------
California (State of) Biola University;
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  5.31%(d)(g)                                  07/01/36        43,400         43,400,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC; Series 2005-B
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  07/01/25   $     1,315    $     1,315,000
----------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(g)                                     06/01/32         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  12/01/12         1,100          1,100,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 1999 F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  12/02/19         7,984          7,984,000
----------------------------------------------------------------------------------------
  Series 2000 B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20         7,239          7,239,000
----------------------------------------------------------------------------------------
  Series 2000 C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  09/01/20         2,537          2,537,000
----------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  09/01/34        18,155         18,155,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  11/01/28         1,995          1,995,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20        11,900         11,900,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments); Series 2006 A, Refunding
  Multi-Family Housing Taxable RB
  (LOC-Federal National Mortgage Association)
  5.30%(d)(g)                                  05/15/36         8,970          8,970,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc.;
  Floating Rate Notes (LOC-Wells Fargo Bank,
  N.A.)
  5.39%(d)(g)                                  02/02/43        14,480         14,480,000
----------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A,
  Taxable RB (LOC-Deutsche Bank A.G.)
  5.38%(c)(d)(g)                               05/01/09        30,190         30,190,000
----------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.43%(d)(g)                                  08/31/16         9,900          9,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004, Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/15   $     8,000    $     8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  07/01/30         5,100          5,100,000
----------------------------------------------------------------------------------------
Folk Financial Services Inc.; Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  5.45%(g)                                     10/15/27           320            320,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  01/01/25        10,745         10,745,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States; Series 2001 A, Taxable
  (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  03/01/33        17,590         17,590,000
----------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.37%(d)(g)                                  03/01/31        18,580         18,580,000
----------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B,
  Refunding RB (LOC-Bank of New York)
  5.31%(d)(g)                                  07/01/35         6,300          6,300,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.33%(d)(g)                                  06/01/25         6,350          6,350,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B, Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  5.31%(d)(g)                                  09/01/31         7,800          7,800,000
----------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  5.38%(d)(g)                                  12/01/39        16,750         16,750,000
----------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003, Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.28%(d)(g)                                  09/01/33         7,270          7,270,000
----------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.34%(d)(g)                                  06/01/26        10,000         10,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B, Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  06/01/20   $       380    $       380,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A,
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $152,050,000)
  5.31%(b)(d)(g)                               02/01/41       152,050        152,050,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/18        55,200         55,200,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  12/01/53         3,575          3,575,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001, Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  5.31%(d)(g)                                  06/01/36        36,300         36,300,000
----------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B, Taxable RB (LOC-Comerica
  Bank)
  5.38%(g)                                     01/01/35         8,810          8,810,000
----------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  5.31%(d)(g)                                  08/01/16         9,660          9,660,000
----------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005, Taxable RB (LOC-Allied Irish Banks
  PLC)
  5.30%(c)(d)(g)                               11/01/35        13,550         13,550,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B, Taxable Refunding
  Limited Obligation RB (LOC-Fifth Third
  Bank)
  5.35%(g)                                     11/01/28         7,760          7,760,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005, Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  10/01/25        21,000         21,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 12/01/04; Cost $7,000,000)
  5.31%(b)(d)(g)                               03/01/19   $     7,000    $     7,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South Project); Series 2005,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 06/01/06; Cost $10,000,000)
  5.31%(b)(d)(g)                               08/01/20        10,000         10,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003, Taxable IDR (LOC-JPMorgan Chase Bank)
  5.34%(d)(g)                                  12/01/27         7,330          7,330,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B,
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  12/01/20         9,000          9,000,000
----------------------------------------------------------------------------------------
Net Magan Two LLC; Series 2006, Taxable Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  04/01/26        15,200         15,200,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Thermal Energy Facilities);
  Series 2001 A, Taxable Marina Energy RB
  (LOC-Wachovia Bank, N.A.)
  5.32%(d)(g)                                  09/01/21         7,700          7,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association of Hunterdon County; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/24         2,305          2,305,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B, Taxable
  RB (LOC-Bank of New York)
  5.20%(d)(g)                                  11/01/37         1,650          1,650,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.33%(d)(g)                                  09/15/07   $     4,600    $     4,600,000
----------------------------------------------------------------------------------------
  Series 2003 H Taxable Service Contract
  Refunding RB (LOC-Dexia Group S.A.)
  5.31%(c)(d)(g)                               09/15/08         7,200          7,200,000
----------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.36%(d)(g)                                  01/01/20         2,110          2,110,000
----------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005, Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/23        11,900         11,900,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  05/01/27         3,270          3,270,000
----------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C, Taxable RB (LOC-Bank of
  America, N.A.)
  5.25%(d)(g)                                  02/15/21         7,500          7,500,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004, Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/14         3,000          3,000,000
----------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000, Floating
  Rate Bonds (LOC-Regions Bank)
  5.35%(d)(g)                                  09/01/20        15,650         15,650,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  5.37%(d)(g)                                  01/01/15         2,800          2,800,000
----------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.40%(d)(j)                                  12/01/25         1,590          1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.28%(d)(g)                                  12/01/22         4,070          4,069,723
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.33%(d)(g)                                  05/01/14        12,930         12,930,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Sabri Arac (The Quarry School); Series 2005,
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  10/01/35   $     7,500    $     7,500,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004, RB (LOC-Bank of America, N.A.)
  5.33%(d)(g)                                  04/01/24         9,530          9,530,000
----------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005, Taxable RB
  (LOC-Allied Irish Banks PLC)
  5.30%(c)(d)(g)                               07/01/33         5,500          5,500,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2002 B Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  11/01/52         9,730          9,730,000
----------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  10/01/53         4,805          4,805,000
----------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.33%(d)(g)                                  07/01/54        10,000         10,000,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  10/01/35        17,600         17,600,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  09/01/17         1,175          1,175,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/26        44,915         44,915,000
----------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004, Taxable
  RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  07/15/26        39,400         39,400,000
----------------------------------------------------------------------------------------
Wake Forest University; Series 1997, Taxable
  RB (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/17         3,400          3,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A, Floating Rate Notes (LOC-Fifth
  Third Bank)
  5.33%(d)(g)                                  05/01/44         9,530          9,530,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D, Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  07/01/25   $     1,900    $     1,900,000
----------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital LLC;
  Series 2003, Taxable RB (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  11/01/23        37,800         37,800,000
========================================================================================
                                                                           1,184,924,723
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,607,114,723)                                                      1,607,114,723
========================================================================================

ASSET-BACKED SECURITIES-6.42%

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-2.03%

Sigma Finance Inc.,
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(b)(c)                                  10/04/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/13/06; Cost $99,990,000)
  5.29%(b)(c)(j)                               03/19/07       100,000         99,994,607
----------------------------------------------------------------------------------------
  (Acquired 06/09/06; Cost $100,000,000)
  5.50%(b)(c)                                  07/11/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $155,000,000)
  5.51%(b)(c)                                  08/13/07       155,000        155,000,000
========================================================================================
                                                                             404,994,607
========================================================================================

DIVERSIFIED BANKS-0.23%

Lothian Mortgages Master Issuer PLC; Series
  2006-1A, Class A1, Floating Rate Bonds
  (Acquired 05/05/06; Cost $45,333,000)
  5.30%(b)(c)(j)                               04/24/07        45,333         45,333,000
========================================================================================

FULLY BACKED-1.39%

RACERS Trust; Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,000,000)
  5.35%(b)(j)                                  01/22/07       279,000        279,000,000
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.52%

Wachovia Asset Securitization Issuance LLC;
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 09/07/05;
  Cost $104,365,715)
  5.31%(b)(j)(k)                               11/25/34   $   104,366    $   104,365,715
========================================================================================

STRUCTURED-2.25%

Granite Master Issuer PLC; Series 2006-1A,
  Class A1, Floating Rate Bonds (Acquired
  01/18/06; Cost $150,000,000)
  5.30%(b)(c)(j)                               01/20/07       150,000        150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgage PLC; Series 12A, Class A1,
  Floating Rate Bonds (Acquired 07/14/06;
  Cost $95,000,000)
  5.31%(b)(c)(k)(l)                            05/17/07        95,000         95,000,000
----------------------------------------------------------------------------------------
Permanent Financing PLC; Series 9A, Class 1A,
  Floating Rate Bonds (Acquired 03/15/06;
  Cost $109,000,000)
  5.34%(b)(c)(j)                               03/10/07       109,000        109,000,000
----------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./Corp.; Series
  2004-1A, Class AMME, Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  5.35%(b)(c)(l)                               09/15/06        95,000         95,000,000
========================================================================================
                                                                             449,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $1,282,693,322)                                                      1,282,693,322
========================================================================================

MASTER NOTE AGREEMENTS-5.11%(M)

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $113,800,000)
  5.43%(b)(d)(i)(n)                                 --        113,800        113,800,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $907,000,000)
  5.44%(b)(d)(i)                               12/06/06       907,000        907,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $1,020,800,000)                                                      1,020,800,000
========================================================================================

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-4.35%

Allstate Life Global Funding Floating Rate
  MTN
  5.32%(j)                                     01/26/07   $    50,000    $    50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN (Acquired 11/18/03; Cost
  $130,000,000)
  5.39%(b)(j)                                  08/16/07       130,000        130,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  5.47%(b)(j)                                  07/06/07       140,000        140,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A.
  Floating Rate MTN (Acquired 06/23/06; Cost
  $100,000,000)
  5.48%(b)(c)(l)                               08/23/07       100,000        100,000,000
----------------------------------------------------------------------------------------
MetLife Global Funding I,
  Floating Rate MTN (Acquired 08/20/03; Cost
  $90,000,000)
  5.39%(b)(j)                                  09/14/07        90,000         90,000,000
----------------------------------------------------------------------------------------
  (Acquired 04/03/03; Cost $149,342,050)
  5.43%(b)(j)                                  08/28/07       149,300        149,317,728
----------------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp.
  Sec. Floating Rate MTN
  5.39%(j)                                     08/01/07        50,000         50,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada
  Floating Rate Yankee MTN
  5.40%(c)(j)                                  06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  Sr. Unsec. Floating Rate MTN (Acquired
  04/14/05; Cost $60,000,000)
  5.32%(b)(c)(j)                               08/21/07        60,000         60,000,000
========================================================================================
    Total Medium-Term Notes (Cost
      $869,317,728)                                                          869,317,728
========================================================================================

PROMISSORY NOTES-4.18%

Goldman Sachs Group, Inc. (The),
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%(b)(o)                                  10/03/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  5.38%(b)(i)(o)                               09/18/06        35,000         35,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.38%(b)(i)(o)                               11/07/06       100,000        100,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

PROMISSORY NOTES-(CONTINUED)

  (Acquired 02/06/06; Cost $200,000,000)
  5.39%(b)(i)(o)                               12/04/06   $   200,000    $   200,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.42%(b)(j)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.43%(b)(i)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.52%(b)(l)(o)                               11/07/06       100,000        100,000,000
========================================================================================
    Total Promissory Notes (Cost
      $835,000,000)                                                          835,000,000
========================================================================================

FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/25/06; Cost $100,000,000)
  5.46%(b)(l)(o)                               08/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/05; Cost $110,000,000)
  5.47%(b)(l)(o)                               11/21/06       110,000        110,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/05/06; Cost $253,000,000)
  5.57%(b)(l)(o)                               04/05/07       253,000        253,000,000
========================================================================================
    Total Funding Agreements (Cost
      $463,000,000)                                                          463,000,000
========================================================================================

TIME DEPOSITS-1.87%

Calyon S.A. (Cayman Islands)
  5.30%(d)                                     09/01/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Dexia Bank S.A. (Belgium)
  5.29%(d)                                     09/01/06       102,000        102,000,000
----------------------------------------------------------------------------------------
Suntrust Bank (Cayman Islands)
  5.30%(d)                                     09/01/06       171,595        171,595,576
========================================================================================
    Total Time Deposits (Cost $373,595,576)                                  373,595,576
========================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

OVERSEAS PRIVATE INVESTMENT CORP.-0.03%

Floating Rate Notes, 5.31%(d)(e)(g)
  (Cost $6,500,000)                            12/31/10         6,500          6,500,000
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.46% (Cost $15,276,559,208)                               15,276,559,208
========================================================================================

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-24.61%(P)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08) 5.23%, 09/01/06                      $10,001,453    $    10,000,000
----------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35) 5.29%,
  09/01/06                                                485,071,268        485,000,000
----------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259; 4.50%-8.13%,
  08/15/21-02/15/36) 5.23%, 09/01/06                       10,001,453         10,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                                          10,001,456         10,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46) 5.28%, 09/01/06                       14,488,997         14,486,872
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $656,381,668 (collateralized by U.S.
  Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                                         262,942,590        262,904,104
----------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $225,032,938 (collateralized by U.S.
  Treasury obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%, 09/01/06                                          75,010,979         75,000,000
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                           REPURCHASE
                                                             AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $1,106,165,055 (collateralized by Corporate
  obligations valued at $1,148,417,257;
  0%-7.88%, 09/22/06-12/01/49) 5.37%,
  09/01/06(c)                                             $685,516,331   $   685,414,042
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/07)
  5.24%, 09/01/06                                          10,001,456         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,149,236
  (collateralized by Corporate obligations
  valued at $1,050,000; 0%-7.72%,
  12/20/09-03/15/49) 5.37%, 09/01/06                      516,077,006        516,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066; 3.88%-12.00%,
  08/15/07-08/15/13) 5.23%, 09/01/06                       10,001,453         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $700,102,472 (collateralized
  by U.S. Government obligations valued at
  $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                                         195,028,546        195,000,000
----------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $400,058,556 (collateralized
  by U.S. Government obligations valued at
  $408,004,601; 0%, 11/29/06-06/23/33) 5.27%,
  09/01/06                                                249,036,451        249,000,000
----------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28) 5.24%, 09/01/06                       10,001,456         10,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, maturing value $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,000;
  3.00%-5.00%, 04/15/09-11/01/19) 5.29%,
  09/01/06                                                $200,029,389   $   200,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $600,089,375 (collateralized by Corporate
  obligations valued at $630,000,001;
  5.11%-6.09%, 11/25/35-04/25/36) 5.36%,
  09/01/06(c)                                             299,349,370        299,304,786
----------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,390 (collateralized by U.S.
  Treasury
  obligations valued at $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28) 5.24%,
  09/01/06                                                 10,001,456         10,000,000
----------------------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,667 (collateralized by U.S.
  Government obligations valued at
  $255,000,000; 4.00%-7.00%,
  09/01/17-06/01/36) 5.28%, 09/01/06                      170,024,933        170,000,000
----------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $800,117,333 (collateralized
  by U.S. Government obligations valued at
  $816,006,506; 0%-8.13%, 02/17/09-02/01/37)
  5.28%, 09/01/06                                         606,171,202        606,082,310
----------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                                          10,001,453         10,000,000
----------------------------------------------------------------------------------------
Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                                          10,001,444         10,000,000
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                           REPURCHASE
                                                             AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10) 5.24%,
  09/01/06                                                $10,001,456    $    10,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917
  (collateralized by U.S. Government
  obligations valued at $308,544,973;
  4.38%-5.67%, 10/15/06-07/15/16) 5.27%,
  09/01/06                                                100,014,639        100,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%-5.50%, 09/01/33-04/01/35) 5.28%,
  09/01/06                                                360,052,800        360,000,000
----------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,485;
  0%-9.00%, 01/15/08-07/01/36) 5.29%,
  09/01/06                                                 65,009,551         65,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/06,
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,597; 5.00%-7.00%,
  06/01/18-08/01/36) 5.28%, 09/01/06                      250,036,667        250,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury
  obligations valued at $510,002,402;
  4.38%-12.00%, 11/15/08-08/15/13) 5.23%,
  09/01/06                                                 44,692,059         44,685,567
----------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,663; 4.50%-6.25%,
  07/20/15-02/15/36) 5.28%, 09/01/06                      200,029,333        200,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,074,722 (collateralized
  by $525,000,001; 0%-7.77%,
  06/01/30-07/15/45) 5.38%, 09/01/06                      $39,570,584    $    39,564,671
========================================================================================
    Total Repurchase Agreements (Cost
      $4,917,442,352)                                                      4,917,442,352
========================================================================================
TOTAL INVESTMENTS-101.07% (Cost
  $20,194,001,560)(q)(r)                                                  20,194,001,560
========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.07)%                                       (213,176,148)
========================================================================================
NET ASSETS-100.00%                                                       $19,980,825,412
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $10,949,387,900, which represented 54.80% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.5%; Netherlands: 6.1%; other countries less than 5%:
    13.3%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2006.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(n) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(o) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2006 was $1,298,000,000, which represented 6.50% of the Fund's Net Assets.
(p) Principal amount equals value at period end. See Note 1I.
(q) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,276,559,208)                           $15,276,559,208
------------------------------------------------------------
Repurchase agreements (cost $4,917,442,352)    4,917,442,352
============================================================
    Total investments (cost
      $20,194,001,560)                        20,194,001,560
============================================================
Interest receivable                               76,631,207
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  721,110
------------------------------------------------------------
Other assets                                         156,062
============================================================
    Total assets                              20,271,509,939
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          197,525,324
------------------------------------------------------------
  Dividends                                       89,248,216
------------------------------------------------------------
  Amount due custodian                               151,411
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,053,379
------------------------------------------------------------
Accrued distribution fees                            675,453
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            47,069
------------------------------------------------------------
Accrued transfer agent fees                          222,043
------------------------------------------------------------
Accrued operating expenses                           761,632
============================================================
    Total liabilities                            290,684,527
============================================================
Net assets applicable to shares outstanding  $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $19,979,942,922
------------------------------------------------------------
Undistributed net investment income                2,058,268
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,175,778)
============================================================
                                             $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,058,663,790
____________________________________________________________
============================================================
Private Investment Class                     $   980,680,864
____________________________________________________________
============================================================
Personal Investment Class                    $    64,434,095
____________________________________________________________
============================================================
Cash Management Class                        $ 2,713,882,007
____________________________________________________________
============================================================
Reserve Class                                $    17,423,930
____________________________________________________________
============================================================
Resource Class                               $ 1,089,106,989
____________________________________________________________
============================================================
Corporate Class                              $    56,633,737
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,057,862,078
____________________________________________________________
============================================================
Private Investment Class                         980,689,765
____________________________________________________________
============================================================
Personal Investment Class                         64,436,249
____________________________________________________________
============================================================
Cash Management Class                          2,713,813,934
____________________________________________________________
============================================================
Reserve Class                                     17,428,040
____________________________________________________________
============================================================
Resource Class                                 1,089,107,807
____________________________________________________________
============================================================
Corporate Class                                   56,604,547
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $916,874,178
==========================================================================
EXPENSES:

Advisory fees                                                   29,796,541
--------------------------------------------------------------------------
Administrative services fees                                     1,105,931
--------------------------------------------------------------------------
Custodian fees                                                     846,529
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       5,034,691
--------------------------------------------------------------------------
  Personal Investment Class                                        553,477
--------------------------------------------------------------------------
  Cash Management Class                                          2,922,764
--------------------------------------------------------------------------
  Reserve Class                                                    580,623
--------------------------------------------------------------------------
  Resource Class                                                 1,963,216
--------------------------------------------------------------------------
  Corporate Class                                                  190,325
--------------------------------------------------------------------------
Transfer agent fees                                              2,833,511
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          534,130
--------------------------------------------------------------------------
Other                                                            1,573,809
==========================================================================
    Total expenses                                              47,935,547
==========================================================================
Less: Fees waived                                              (15,657,747)
==========================================================================
    Net expenses                                                32,277,800
==========================================================================
Net investment income                                          884,596,378
==========================================================================
Net realized gain from investment securities                       911,060
==========================================================================
Net increase in net assets resulting from operations          $885,507,438
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006               2005
------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $   884,596,378    $   445,613,914
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 911,060           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          885,507,438        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (639,998,716)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (42,306,265)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,936,707)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (127,479,313)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,939,893)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (42,131,448)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (27,804,036)        (1,786,918)
================================================================================================
    Total distributions from net investment income               (884,596,378)      (445,613,914)
================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (478,590)                --
------------------------------------------------------------------------------------------------
  Private Investment Class                                            (33,284)                --
------------------------------------------------------------------------------------------------
  Personal Investment Class                                            (1,910)                --
------------------------------------------------------------------------------------------------
  Cash Management Class                                               (76,508)                --
------------------------------------------------------------------------------------------------
  Reserve Class                                                          (538)                --
------------------------------------------------------------------------------------------------
  Resource Class                                                      (32,914)                --
------------------------------------------------------------------------------------------------
  Corporate Class                                                      (1,728)                --
================================================================================================
    Total distributions from net realized gains                      (625,472)                --
================================================================================================
    Decrease in net assets resulting from distributions          (885,221,850)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,776,520,511     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        171,846,264       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        18,242,840         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (695,502,781)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (110,822,387)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                  186,260,377        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                (409,826,741)       466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         1,936,718,083     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       1,937,003,671     (1,868,307,533)
================================================================================================

NET ASSETS:

  Beginning of year                                            18,043,821,741     19,912,129,274
================================================================================================
  End of year (including undistributed net investment income
    of $2,058,268 and $2,683,741, respectively)               $19,980,825,412    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

LIQUID ASSETS PORTFOLIO

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $12,836,243.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $1,105,931.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $2,830,660.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $3,020,815, $405,883, $2,338,211, $505,142, $1,963,216 and $190,325,
respectively, after FMC waived Plan fees of $2,013,876, $147,594, $584,553 and $75,481, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $76,446 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

LIQUID ASSETS PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $885,221,850    $445,613,914
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
-------------------------------------------------------------------------------
Undistributed ordinary income                                   $     3,827,343
-------------------------------------------------------------------------------
Temporary book/tax differences                                       (1,769,075)
-------------------------------------------------------------------------------
Capital loss carryforward                                            (1,175,778)
-------------------------------------------------------------------------------
Shares of beneficial interest                                    19,979,942,922
===============================================================================
  Total net assets                                              $19,980,825,412
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $874,013 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $ 1,175,778
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2006, undistributed net investment income was decreased by $625,473, undistributed net realized gain (loss) was increased by $625,473. This reclassification had no effect on the net assets of the Fund.

LIQUID ASSETS PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2006(A)                                   2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               235,557,317,240    $ 235,557,317,240     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           12,809,831,465       12,809,831,465       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           1,080,146,099        1,080,146,099         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              50,246,286,171       50,246,286,171      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         213,645,752          213,645,752         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,216,417,009        8,216,417,009      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 12,038,432,670       12,038,432,670       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   308,390,126          308,390,126         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               23,640,815           23,640,815           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,430,778            1,430,778             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  82,949,222           82,949,222          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           2,069,873            2,069,873           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         37,352,491           37,352,491          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     13,737,375           13,737,375             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (233,089,186,855)    (233,089,186,855)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (12,661,626,016)     (12,661,626,016)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (1,063,334,037)      (1,063,334,037)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (51,024,738,174)     (51,024,738,174)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (326,538,012)        (326,538,012)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,067,509,123)      (8,067,509,123)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                (12,461,996,786)     (12,461,996,786)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      1,936,718,083    $   1,936,718,083      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 19% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
() In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

LIQUID ASSETS PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  INSTITUTIONAL CLASS
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                          2006              2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.04              0.02           0.01           0.01           0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                   0.00              0.00          (0.00)          0.00           0.00
=================================================================================================================================
    Total from investment operations                          0.04              0.02           0.01           0.01           0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.04)            (0.02)         (0.01)         (0.01)         (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (0.00)            (0.00)         (0.00)         (0.00)         (0.00)
=================================================================================================================================
    Total distributions                                      (0.04)            (0.02)         (0.01)         (0.01)         (0.02)
=================================================================================================================================
Net asset value, end of period                         $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                               4.57%             2.50%          1.05%          1.32%          2.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $15,058,664       $12,281,976    $13,426,786    $21,240,699    $29,122,702
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.12%(b)          0.12%          0.12%          0.11%          0.11%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           0.18%(b)          0.19%          0.18%          0.17%          0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets          4.50%(b)          2.44%          1.04%          1.34%          2.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $14,186,773,942.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-67.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/ LEASES-2.37%

Fountain Square Commercial Funding Corp.
  (Acquired 08/30/06; Cost $49,780,833)
  5.26%(b)                                     09/29/06   $     50,000   $   49,795,445
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $30,873,927)
  5.37%(b)                                     09/15/06         31,134       31,068,982
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $19,249,268)
  5.37%(b)                                     09/19/06         19,391       19,338,935
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $40,435,516)
  5.37%(b)                                     09/25/06         40,770       40,624,043
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $45,969,814)
  5.37%(b)                                     09/28/06         46,371       46,184,241
=======================================================================================
                                                                            187,011,646
=======================================================================================

ASSET-BACKED SECURITIES- CONSUMER RECEIVABLES-5.94%

Old Line Funding, LLC
  (Acquired 08/18/06; Cost $25,566,270)
  5.26%(b)                                     09/12/06         25,660       25,618,759
---------------------------------------------------------------------------------------
  (Acquired 08/24/06; Cost $25,001,877)
  5.26%(b)                                     10/16/06         25,197       25,031,330
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $69,500,667)
  5.35%(b)                                     09/07/06         70,000       69,937,583
---------------------------------------------------------------------------------------
  (Acquired 07/20/06; Cost $49,650,111)
  5.36%(b)                                     09/05/06         50,000       49,970,222
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  (Acquired 08/11/06; Cost $38,811,833)
  5.26%(b)                                     09/20/06         39,040       38,931,621
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,327,889)
  5.26%(b)                                     10/03/06        100,000       99,532,444
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $33,720,747)
  5.26%(b)                                     10/10/06         34,000       33,805,520
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-(CONTINUED)

  (Acquired 08/09/06; Cost $23,950,599)
  5.27%(b)                                     10/03/06   $     24,145   $   24,031,894
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $46,662,866)
  5.27%(b)                                     10/05/06         47,000       46,766,071
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $15,074,151)
  5.28%(b)                                     10/06/06         15,190       15,112,025
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $28,744,483)
  5.35%(b)                                     09/05/06         28,951       28,933,790
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $11,824,883)
  5.36%(b)                                     09/07/06         11,910       11,899,360
=======================================================================================
                                                                            469,570,619
=======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-8.38%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 08/30/06; Cost
  $36,597,754)
  5.27%(b)                                     09/21/06         36,716       36,608,504
---------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.) (Acquired 08/29/06; Cost
  $74,615,729)
  5.27%(b)                                     10/03/06         75,000       74,648,667
---------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC
  Series A (Multi CEP's-Liberty Hampshire
  Co., LLC; agent) (Acquired 07/19/06; Cost
  $80,185,945)
  5.36%(b)                                     09/12/06         80,848       80,715,589
---------------------------------------------------------------------------------------
Long Lane Master Trust IV
  Series A (CEP-Bank of America Corp.)
  (Acquired 08/29/06; Cost $49,780,417)
  5.27%(b)                                     09/28/06         50,000       49,802,375
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $50,223,046)
  5.27%(b)                                     09/29/06         50,452       50,245,203
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/18/06; Cost $49,758,917)
  5.26%(b)                                     09/20/06   $     50,000   $   49,861,194
---------------------------------------------------------------------------------------
  (Acquired 08/30/06; Cost $74,615,729)
  5.27%(b)                                     10/04/06         75,000       74,637,687
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $74,604,750)
  5.27%(b)                                     10/06/06         75,000       74,615,729
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,792,722)
  5.33%(b)                                     09/01/06         50,000       50,000,000
---------------------------------------------------------------------------------------
Three Rivers Funding Corp. (CEP-Mellon Bank,
  N.A.)
  (Acquired 08/16/06; Cost $50,000,745)
  5.26%(b)                                     09/18/06         50,243       50,118,202
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $31,894,729)
  5.27%(b)                                     09/26/06         32,026       31,908,794
---------------------------------------------------------------------------------------
Triple-A One Funding Corp., (CEP-MBIA
  Insurance Corp.)
  (Acquired 08/30/06; Cost $11,986,144)
  5.27%(b)                                     10/26/06         12,087       11,989,683
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $27,179,553)
  5.33%(b)                                     09/06/06         27,313       27,292,781
=======================================================================================
                                                                            662,444,408
=======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-24.43%

Atlantic Asset Securitization Corp.
  (Acquired 07/19/06; Cost $11,478,230)
  5.36%(b)                                     09/12/06         11,573       11,554,046
---------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 08/10/06; Cost $49,802,750)
  5.26%(b)                                     09/06/06         50,000       49,963,472
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $74,389,596)
  5.26%(b)                                     10/04/06         74,915       74,553,785
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $99,196,389)
  5.26%(b)                                     10/05/06        100,000       99,503,222
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 08/28/06; Cost $29,806,767)
  5.27%(b)                                     10/11/06   $     30,000   $   29,824,333
---------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $59,565,533)
  5.32%(b)                                     09/26/06         60,000       59,778,333
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,316,389)
  5.35%(b)                                     09/08/06        100,000       99,895,972
---------------------------------------------------------------------------------------
  (Acquired 07/17/06; Cost $90,166,062)
  5.35%(b)                                     09/13/06         90,950       90,787,806
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $96,963,885)
  5.35%(b)                                     09/07/06         97,500       97,413,063
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  5.26%                                        10/02/06        150,000      149,320,583
---------------------------------------------------------------------------------------
  5.27%                                        10/16/06        100,000       99,341,250
---------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/09/06; Cost $45,455,687)
  5.26%(b)                                     09/25/06         45,770       45,609,500
---------------------------------------------------------------------------------------
  (Acquired 08/10/06; Cost $24,828,319)
  5.26%(b)                                     09/26/06         25,000       24,908,681
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $40,521,725)
  5.26%(b)                                     10/05/06         40,850       40,647,066
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $34,733,067)
  5.28%(b)                                     10/06/06         35,000       34,820,333
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,637,264)
  5.33%(b)                                     09/22/06         50,000       49,844,542
---------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $49,628,472)
  5.35%(b)                                     09/13/06         50,000       49,910,833
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $99,166,222)
  5.36%(b)                                     09/13/06        100,000       99,821,333
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $8,623,575)
  5.36%(b)                                     09/18/06          8,700        8,677,979
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $40,552,895)
  5.36%(b)                                     09/19/06         40,900       40,790,388
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/22/06; Cost $46,417,184)
  5.27%(b)                                     10/12/06         46,766       46,485,580
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp.
  (Acquired 08/10/06; Cost $20,137,311)
  5.26%(b)                                     09/08/06   $     20,223   $   20,202,317
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $89,925,195)
  5.26%(b)                                     10/10/06         90,627       90,110,577
---------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC
  (Acquired 08/10/06; Cost $15,600,615)
  5.26%(b)                                     09/08/06         15,667       15,650,976
---------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $51,417,817)
  5.26%(b)                                     10/04/06         51,842       51,592,035
---------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/11/06; Cost $99,327,889)
  5.26%(b)                                     09/26/06        100,000       99,634,722
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,360,972)
  5.35%(b)                                     09/05/06        100,000       99,940,556
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $99,390,694)
  5.35%(b)                                     09/11/06        100,000       99,851,389
---------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  (Acquired 08/21/06; Cost $99,561,667)
  5.26%(b)                                     09/20/06        100,000       99,722,389
---------------------------------------------------------------------------------------
Yorktown Capital LLC
  5.35%                                        09/14/06         50,000       49,903,403
=======================================================================================
                                                                          1,930,060,464
=======================================================================================

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-7.47%

Galaxy Funding Inc.
  (Acquired 08/29/06; Cost $14,872,883)
  5.26%(b)                                     10/26/06         15,000       14,879,458
---------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.
  (Acquired 08/17/06; Cost $64,695,511)
  5.27%(b)                                     09/18/06         65,000       64,838,240
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $49,780,417)
  5.27%(b)                                     09/21/06         50,000       49,853,611
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06        100,444      100,134,926
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.
  Series 2005-I
  (Acquired 08/24/06; Cost $85,728,058)
  5.28%(b)                                     09/27/06   $     86,145   $   85,816,500
---------------------------------------------------------------------------------------
  (Acquired 08/14/06; Cost $138,802,300)
  5.31%(b)                                     10/11/06        140,000      139,174,000
---------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/29/06; Cost $49,955,226)
  5.28%(b)                                     09/28/06         50,176       49,977,303
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $9,948,667)
  5.28%(b)                                     10/05/06         10,000        9,950,133
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $39,794,472)
  5.29%(b)                                     09/19/06         40,000       39,894,300
---------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 08/10/06; Cost $35,243,496)
  5.27%(b)                                     09/15/06         35,425       35,352,399
=======================================================================================
                                                                            589,870,870
=======================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-1.01%

Ciesco, LLC
  (Acquired 08/30/06; Cost $29,793,983)
  5.26%(b)                                     10/16/06         30,000       29,802,750
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $49,642,028)
  5.26%(b)                                     10/17/06         50,000       49,663,944
=======================================================================================
                                                                             79,466,694
=======================================================================================

CONSUMER FINANCE-4.10%

Toyota Motor Credit Corp.
  5.25%                                        09/25/06        100,000       99,650,000
---------------------------------------------------------------------------------------
  5.25%                                        09/27/06        125,000      124,526,042
---------------------------------------------------------------------------------------
  5.26%                                        10/12/06        100,000       99,400,944
=======================================================================================
                                                                            323,576,986
=======================================================================================

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

DIVERSIFIED BANKS-7.50%

Bank of America Corp.
  5.28%                                        10/13/06   $    150,000   $  149,076,875
---------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.26%                                        10/06/06         70,000       69,642,028
---------------------------------------------------------------------------------------
  5.27%                                        09/21/06        100,000       99,707,222
---------------------------------------------------------------------------------------
  5.31%                                        09/18/06        100,000       99,749,250
---------------------------------------------------------------------------------------
  5.35%                                        09/14/06        125,000      124,758,507
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.25%                                        09/29/06         50,000       49,795,833
=======================================================================================
                                                                            592,729,715
=======================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.26%                                        09/29/06        100,000       99,590,889
=======================================================================================

INVESTMENT BANKING & BROKERAGE-1.90%

Bear, Stearns & Co., Inc.
  5.27%                                        09/11/06         75,000       74,890,208
---------------------------------------------------------------------------------------
  5.31%                                        09/12/06         75,000       74,878,313
=======================================================================================
                                                                            149,768,521
=======================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.16%

General Electric Capital Corp.
  5.34%                                        09/06/06        100,000       99,925,833
---------------------------------------------------------------------------------------
  5.35%                                        09/15/06        150,000      149,687,917
=======================================================================================
                                                                            249,613,750
=======================================================================================
    Total Commercial Paper (Cost
      $5,333,704,562)                                                     5,333,704,562
=======================================================================================

MASTER NOTE AGREEMENTS-9.30%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  5.43%(b)(c)(d)(e)                                 --         335,000      335,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $400,000,000)
  5.44%(b)(c)(d)                               12/06/06        400,000      400,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $735,000,000)                                                         735,000,000
=======================================================================================

CERTIFICATE OF DEPOSIT-1.26%

Wells Fargo Bank, N.A.
  5.26%
  (Cost $100,000,000)                          09/28/06        100,000      100,000,000
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-1.13%

FEDERAL HOME LOAN BANK (FHLB)-1.13%

Unsec. Disc. Notes,
  4.98%(a)(c)
  (Cost $89,211,000)                           09/01/06   $     89,211   $   89,211,000
=======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-79.21% (Cost $6,257,915,562)                                6,257,915,562
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-21.20%(F)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35)
  5.29%, 09/01/06                               375,055,104      375,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46)
  5.28%, 09/01/06                               485,585,336      485,513,128
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,073,472 (collateralized
  by U.S. Government obligations valued at
  $510,002,603; 0%-6.30%, 09/21/06-05/25/35)
  5.29%, 09/01/06                               245,036,001      245,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $275,040,257 (collateralized by U.S.
  Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                               124,018,152      124,000,000
----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,800; 3.63%-7.25%,
  01/15/10-02/15/26)
  5.27%, 09/01/06                              $ 99,014,493   $   99,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-
  07/15/16)
  5.27%, 09/01/06                                49,007,173       49,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                                49,007,173       49,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                              $ 50,007,320   $   50,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $1,674,513,128)                                          1,674,513,128
============================================================================
TOTAL INVESTMENTS-100.41%
  (Cost $7,932,428,690)(g)(h)                                  7,932,428,690
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,469,635)
============================================================================
NET ASSETS-100.00%                                            $7,899,959,055
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:
(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $4,354,859,466, which represented 55.13% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 1I.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   Entities                               Percentage
   -------------------------------------------------
   Merrill Lynch & Co.                        5.1%
   -------------------------------------------------
   MBIA Insurance Corp.                       5.1
   -------------------------------------------------
   Corporate Receivables Corp.                5.0
   -------------------------------------------------
   Other Entities Less than 5%               64.0
   -------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $6,257,915,562)                       $6,257,915,562
------------------------------------------------------------
Repurchase agreements (cost $1,674,513,128)    1,674,513,128
============================================================
    Total investments (cost $7,932,428,690)    7,932,428,690
============================================================
Cash                                                 537,504
------------------------------------------------------------
Interest receivable                                1,974,393
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               382,058
------------------------------------------------------------
Other assets                                         242,275
============================================================
    Total assets                               7,935,564,920
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       33,942,532
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 954,141
------------------------------------------------------------
Accrued distribution fees                            485,381
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            18,603
------------------------------------------------------------
Accrued transfer agent fees                           60,734
------------------------------------------------------------
Accrued operating expenses                           144,474
============================================================
    Total liabilities                             35,605,865
============================================================
Net assets applicable to shares outstanding   $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,899,183,740
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,723,581,759
____________________________________________________________
============================================================
Private Investment Class                      $  591,306,048
____________________________________________________________
============================================================
Personal Investment Class                     $  299,205,254
____________________________________________________________
============================================================
Cash Management Class                         $1,378,963,716
____________________________________________________________
============================================================
Reserve Class                                 $   55,891,911
____________________________________________________________
============================================================
Resource Class                                $  325,328,483
____________________________________________________________
============================================================
Corporate Class                               $  525,681,884
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,724,130,288
____________________________________________________________
============================================================
Private Investment Class                         591,410,699
____________________________________________________________
============================================================
Personal Investment Class                        299,159,759
____________________________________________________________
============================================================
Cash Management Class                          1,379,029,281
____________________________________________________________
============================================================
Reserve Class                                     55,900,638
____________________________________________________________
============================================================
Resource Class                                   325,301,173
____________________________________________________________
============================================================
Corporate Class                                  525,681,886
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $357,215,045
==========================================================================

EXPENSES:

Advisory fees                                                   11,529,681
--------------------------------------------------------------------------
Administrative services fees                                       740,594
--------------------------------------------------------------------------
Custodian fees                                                     323,263
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,702,340
--------------------------------------------------------------------------
  Personal Investment Class                                      1,489,927
--------------------------------------------------------------------------
  Cash Management Class                                          1,100,191
--------------------------------------------------------------------------
  Reserve Class                                                    584,640
--------------------------------------------------------------------------
  Resource Class                                                   738,592
--------------------------------------------------------------------------
  Corporate Class                                                   64,794
--------------------------------------------------------------------------
Transfer agent fees                                              1,073,970
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          207,591
--------------------------------------------------------------------------
Other                                                              766,951
==========================================================================
    Total expenses                                              21,322,534
==========================================================================
Less: Fees waived                                               (7,331,572)
==========================================================================
    Net expenses                                                13,990,962
==========================================================================
Net investment income                                          343,224,083
==========================================================================
Net increase in net assets resulting from operations          $343,224,083
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  343,224,083    $  178,072,841
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (234,363,354)     (132,543,246)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (22,943,890)      (10,087,540)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (8,010,719)       (2,686,889)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (49,228,142)      (26,260,251)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,108,618)       (1,179,613)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (16,193,048)       (4,869,787)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (10,376,312)         (445,515)
==============================================================================================
    Decrease in net assets resulting from distributions         (343,224,083)     (178,072,841)
==============================================================================================
Share transactions-net:
  Institutional Class                                            156,376,625      (471,754,840)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        34,597,047       163,089,734
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      136,456,690        50,823,802
----------------------------------------------------------------------------------------------
  Cash Management Class                                          469,909,700       338,989,930
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (10,802,596)      (41,624,169)
----------------------------------------------------------------------------------------------
  Resource Class                                                  53,456,001       120,089,040
----------------------------------------------------------------------------------------------
  Corporate Class                                                471,719,805        53,962,081
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,311,713,272       213,575,578
==============================================================================================
    Net increase in net assets                                 1,311,713,272       213,575,578
==============================================================================================

NET ASSETS:

  Beginning of year                                            6,588,245,783     6,374,670,205
==============================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $7,899,959,055    $6,588,245,783
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

STIC PRIME PORTFOLIO

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $5,409,562.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $740,594.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $1,073,948.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,621,404, $1,092,613, $880,153, $508,637,
$590,873 and $64,794, respectively, after FMC waived Plan fees of $1,080,936, $397,314, $220,038, $76,003, $147,719 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

STIC PRIME PORTFOLIO


    During the year ended August 31, 2006, the Fund paid legal fees of $31,632 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                      2006              2005
-------------------------------------------------
Distributions
  paid from
  ordinary
  income          $343,224,083      $178,072,841
_________________________________________________
=================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                         2006
-----------------------------------
Undistributed
  ordinary
  income            $    1,610,921
-----------------------------------
Temporary
  book/tax
  differences             (831,673)
-----------------------------------
Capital loss
  carryforward              (3,933)
-----------------------------------
Shares of
  beneficial
  interest           7,899,183,740
===================================
  Total net
    assets          $7,899,959,055
___________________________________
===================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
  Total capital loss carryforward                                  $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

STIC PRIME PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                     CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                             --------------------------------------------------------------------------
                                           2006(A)                                 2005
                             -----------------------------------    -----------------------------------
                                 SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         33,727,337,322    $ 33,727,337,322     38,044,055,385    $ 38,044,055,385
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                      6,975,212,707       6,975,212,707      3,734,409,091       3,734,409,091
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                      2,420,656,917       2,420,656,917      1,862,479,095       1,862,479,095
-------------------------------------------------------------------------------------------------------
  Cash Management Class        7,143,960,542       7,143,960,542     11,166,697,981      11,166,697,981
-------------------------------------------------------------------------------------------------------
  Reserve Class                  668,911,725         668,911,725        966,008,702         966,008,702
-------------------------------------------------------------------------------------------------------
  Resource Class               1,598,272,098       1,598,272,098        919,164,686         919,164,686
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)           4,332,035,717       4,332,035,717        107,506,448         107,506,448
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             37,481,766          37,481,766         12,876,809          12,876,809
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                         12,775,508          12,775,508          3,625,287           3,625,287
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                          5,098,789           5,098,789          1,784,833           1,784,833
-------------------------------------------------------------------------------------------------------
  Cash Management Class           26,506,712          26,506,712          8,835,534           8,835,534
-------------------------------------------------------------------------------------------------------
  Reserve Class                    1,760,454           1,760,454          1,038,031           1,038,031
-------------------------------------------------------------------------------------------------------
  Resource Class                  10,200,599          10,200,599          2,753,464           2,753,464
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)               5,381,192           5,381,192            281,276             281,276
=======================================================================================================
Reacquired:
  Institutional Class        (33,608,442,463)    (33,608,442,463)   (38,528,687,034)    (38,528,687,034)
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                     (6,953,391,168)     (6,953,391,168)    (3,574,944,644)     (3,574,944,644)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                     (2,289,299,016)     (2,289,299,016)    (1,813,440,126)     (1,813,440,126)
-------------------------------------------------------------------------------------------------------
  Cash Management Class       (6,700,557,554)     (6,700,557,554)   (10,836,543,585)    (10,836,543,585)
-------------------------------------------------------------------------------------------------------
  Reserve Class                 (681,474,775)       (681,474,775)    (1,008,670,902)     (1,008,670,902)
-------------------------------------------------------------------------------------------------------
  Resource Class              (1,555,016,696)     (1,555,016,696)      (801,829,110)       (801,829,110)
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)          (3,865,697,104)     (3,865,697,104)       (53,825,643)        (53,825,643)
=======================================================================================================
                               1,311,713,272    $  1,311,713,272        213,575,578    $    213,575,578
_______________________________________________________________________________________________________
=======================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
()     In addition, 13% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

STIC PRIME PORTFOLIO


NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     INSTITUTIONAL CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2006             2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05             0.02          0.01          0.01          0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities                                  --               --         (0.00)           --         (0.00)
=================================================================================================================================
    Total from investment operations                              0.05             0.02          0.01          0.01          0.02
=================================================================================================================================
Less dividends from net investment income                        (0.05)           (0.02)        (0.01)        (0.01)        (0.02)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   4.59%            2.52%         1.02%         1.27%         2.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $4,723,582       $4,567,205    $5,038,960    $5,589,108    $5,930,291
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)         0.12%         0.12%         0.10%         0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.19%(b)         0.19%         0.19%         0.18%         0.14%
=================================================================================================================================
Ratio of net investment income to average net assets              4.53%(b)         2.48%         1.01%         1.28%         2.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $5,203,397,589.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-27.87%

FEDERAL FARM CREDIT BANK-2.67%

Floating Rate Bonds,
  5.26%(a)                                     08/01/07   $    90,000    $   89,984,034
=======================================================================================

FEDERAL HOME LOAN BANK (FHLB)-4.54%

Unsec. Bonds,
  4.95%                                        09/29/06        18,980        18,980,000
---------------------------------------------------------------------------------------
  5.00%                                        09/29/06        20,000        20,000,000
---------------------------------------------------------------------------------------
  5.55%                                        08/08/07        44,000        43,991,756
---------------------------------------------------------------------------------------
  5.51%                                        09/05/07        45,000        45,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                                        12/20/06        25,000        24,907,587
=======================================================================================
                                                                            152,879,343
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-10.10%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs., 5.33%(b)(c)                           10/15/45        11,903        11,903,841
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(d)
  4.80%                                        09/19/06        40,000        39,904,000
---------------------------------------------------------------------------------------
  4.58%                                        10/23/06        30,000        29,801,533
---------------------------------------------------------------------------------------
  5.01%                                        11/14/06        50,600        50,078,904
---------------------------------------------------------------------------------------
  4.75%                                        12/15/06        11,839        11,674,981
---------------------------------------------------------------------------------------
  4.73%                                        12/29/06        25,000        24,609,035
---------------------------------------------------------------------------------------
  5.02%                                        01/18/07        30,000        29,418,285
---------------------------------------------------------------------------------------
  4.98%                                        04/17/07        20,000        19,369,200
---------------------------------------------------------------------------------------
  4.99%                                        05/01/07        25,000        24,161,403
---------------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.18%(a)                                     09/27/07        75,000        74,959,462
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07        25,000        24,678,243
=======================================================================================
                                                                            340,558,887
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-10.38%

Unsec. Disc. Notes,(d)
  4.47%                                        09/01/06   $    20,000    $   20,000,000
---------------------------------------------------------------------------------------
  4.77%                                        09/13/06        33,333        33,280,000
---------------------------------------------------------------------------------------
  4.96%                                        10/04/06        17,924        17,842,588
---------------------------------------------------------------------------------------
  4.93%                                        10/11/06        30,000        29,835,667
---------------------------------------------------------------------------------------
  4.99%                                        10/25/06        40,000        39,700,540
---------------------------------------------------------------------------------------
  4.54%                                        10/27/06        50,000        49,646,889
---------------------------------------------------------------------------------------
  5.10%                                        11/22/06        25,000        24,709,583
---------------------------------------------------------------------------------------
  5.26%                                        01/17/07        40,000        39,194,080
---------------------------------------------------------------------------------------
  5.10%                                        02/23/07        62,400        60,852,699
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.55%                                        01/12/07        35,000        34,782,138
=======================================================================================
                                                                            349,844,184
=======================================================================================

OVERSEAS PRIVATE
  INVESTMENT CORP.-0.18%

Gtd. Floating Rate Notes, 5.31%(b)(c)          11/21/07         6,157         6,157,000
=======================================================================================
TOTAL INVESTMENTS
  (excluding Repurchase Agreements)-27.87%
  (Cost $939,423,448)                                                       939,423,448
=======================================================================================

                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-73.83%(E)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                              150,022,196       150,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $656,381,668 (collateralized by U.S.
  Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                              389,877,385       389,820,319
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement with
  no specific maturity date (collateralized
  by U.S. Government obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%(f)                                              --       100,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $225,032,938 (collateralized by U.S.
  Government obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%, 09/01/06                              $150,021,958   $  150,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $700,102,472 (collateralized
  by U.S. Government obligations valued at
  $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                              500,073,194       500,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $400,058,556 (collateralized
  by U.S. Government obligations valued at
  $408,004,601; 0%, 11/29/06-06/23/33)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $150,022,000 (collateralized
  by U.S. Government obligations valued at
  $153,000,046; 0%-5.25%, 09/11/06-08/25/16)
  5.28%, 09/01/06                              149,021,853       149,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $275,040,257 (collateralized by U.S.
  Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,800; 3.63%-7.25%, 01/15/10-
  02/15/26)
  5.27%, 09/01/06                              $150,021,958   $  150,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-
  07/15/16)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                              150,021,958       150,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,488,820,319)                                          2,488,820,319
============================================================================
TOTAL INVESTMENTS-101.70% (Cost
  $3,428,243,767)(g)                                           3,428,243,767
============================================================================
OTHER ASSETS LESS LIABILITIES-(1.70)%                            (57,042,907)
============================================================================
NET ASSETS-100.00%                                            $3,371,200,860
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(b) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(c) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) Principal amount equals value at period end. See Note 1I.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $939,423,448)                         $  939,423,448
------------------------------------------------------------
Repurchase agreements (cost $2,488,820,319)    2,488,820,319
============================================================
    Total investments (cost $3,428,243,767)    3,428,243,767
============================================================
Receivables for:
  Interest                                         2,598,322
------------------------------------------------------------
  Fund expenses absorbed                              28,681
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                93,625
------------------------------------------------------------
Other assets                                          89,164
============================================================
    Total assets                               3,431,053,559
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                10,934
------------------------------------------------------------
  Investments purchased                           45,000,000
------------------------------------------------------------
  Dividends                                       14,244,713
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 234,684
------------------------------------------------------------
Accrued distribution fees                            247,264
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             8,900
------------------------------------------------------------
Accrued transfer agent fees                           25,695
------------------------------------------------------------
Accrued operating expenses                            80,509
============================================================
    Total liabilities                             59,852,699
============================================================
Net assets applicable to shares outstanding   $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,370,981,865
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (24,788)
============================================================
                                              $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,812,270,809
____________________________________________________________
============================================================
Private Investment Class                      $  518,524,077
____________________________________________________________
============================================================
Personal Investment Class                     $   39,599,480
____________________________________________________________
============================================================
Cash Management Class                         $  656,356,304
____________________________________________________________
============================================================
Reserve Class                                 $   21,888,985
____________________________________________________________
============================================================
Resource Class                                $  293,839,460
____________________________________________________________
============================================================
Corporate Class                               $   28,721,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,812,179,753
____________________________________________________________
============================================================
Private Investment Class                         518,491,964
____________________________________________________________
============================================================
Personal Investment Class                         39,597,170
____________________________________________________________
============================================================
Cash Management Class                            656,322,316
____________________________________________________________
============================================================
Reserve Class                                     21,888,198
____________________________________________________________
============================================================
Resource Class                                   293,818,282
____________________________________________________________
============================================================
Corporate Class                                   28,719,414
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $123,802,178
==========================================================================

EXPENSES:

Advisory fees                                                    2,711,936
--------------------------------------------------------------------------
Administrative services fees                                       562,552
--------------------------------------------------------------------------
Custodian fees                                                     121,165
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,987,864
--------------------------------------------------------------------------
  Personal Investment Class                                        230,945
--------------------------------------------------------------------------
  Cash Management Class                                            512,952
--------------------------------------------------------------------------
  Reserve Class                                                    132,971
--------------------------------------------------------------------------
  Resource Class                                                   520,086
--------------------------------------------------------------------------
  Corporate Class                                                   16,074
--------------------------------------------------------------------------
Transfer agent fees                                                372,957
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           84,307
--------------------------------------------------------------------------
Other                                                              387,274
==========================================================================
    Total expenses                                               8,641,083
==========================================================================
Less: Fees waived                                               (2,464,826)
==========================================================================
    Net expenses                                                 6,176,257
==========================================================================
Net investment income                                          117,625,921
==========================================================================
Net realized gain from investment securities                        97,483
==========================================================================
Net increase in net assets resulting from operations          $117,723,404
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  117,625,921    $   55,764,937
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 97,483           (37,066)
==============================================================================================
      Net increase in net assets resulting from operations       117,723,404        55,727,871
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (56,268,054)      (22,319,218)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (24,157,022)      (13,383,231)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,160,527)         (698,157)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (22,175,375)      (14,529,788)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (482,054)          (67,283)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (11,101,166)       (4,673,075)
----------------------------------------------------------------------------------------------
  Corporate Class                                                 (2,281,723)          (94,185)
==============================================================================================
      Decrease in net assets resulting from distributions       (117,625,921)      (55,764,937)
==============================================================================================
Share transactions-net:
  Institutional Class                                            812,699,419      (272,301,911)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (232,324,616)      265,863,759
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        1,573,809         8,877,849
----------------------------------------------------------------------------------------------
  Cash Management Class                                            2,952,181      (351,630,856)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   17,248,290         1,801,483
----------------------------------------------------------------------------------------------
  Resource Class                                                  63,096,684      (156,429,026)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (33,288,657)       62,008,071
==============================================================================================
      Net increase (decrease) in net assets resulting from
       share transactions                                        631,957,110      (441,810,631)
==============================================================================================
      Net increase (decrease) in net assets                      632,054,593      (441,847,697)
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,739,146,267     3,180,993,964
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $3,371,200,860    $2,739,146,267
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

GOVERNMENT & AGENCY PORTFOLIO

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $984,201.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $562,552.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $373,275.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,792,718, $169,360, $410,361, $115,685,
$416,069 and $16,074, respectively, after FMC waived Plan fees of $1,195,146, $61,585, $102,591, $17,286, $104,017 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $13,025 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006           2005
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $117,625,921    $55,764,937
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      441,780
------------------------------------------------------------------------------
Temporary book/tax differences                                        (197,997)
------------------------------------------------------------------------------
Capital loss carryforward                                              (24,788)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,370,981,865
==============================================================================
  Total net assets                                              $3,371,200,860
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $97,483 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                    $24,788
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(A)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   16,058,832,080    $ 16,058,832,080     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,687,385,407       3,687,385,407      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                440,728,475         440,728,475        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,510,878,505       4,510,878,505      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            181,101,639         181,101,639         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,873,275,386       1,873,275,386      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       781,406,999         781,406,999        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,325,587          27,325,587          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  11,291,023          11,291,023          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    144,526             144,526             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     19,227,328          19,227,328         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                396,053             396,053             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,870,086           4,870,086          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,950,622           1,950,622              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                  (15,273,458,248)    (15,273,458,248)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,931,001,046)     (3,931,001,046)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (439,299,192)       (439,299,192)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,527,153,652)     (4,527,153,652)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (164,249,402)       (164,249,402)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,815,048,788)     (1,815,048,788)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (816,646,278)       (816,646,278)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           631,957,110    $    631,957,110       (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 23% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially. In addition, 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------------
                                                                                     YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------------
                                                                 2006            2005         2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00       $   1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.04           0.02          0.01          0.01          0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         0.00          (0.00)        (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations                                0.04           0.02          0.01          0.01          0.02
=================================================================================================================================
Less dividends from net investment income                          (0.04)         (0.02)        (0.01)        (0.01)        (0.02)
=================================================================================================================================
Net asset value, end of period                                $     1.00       $   1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                     4.49%          2.44%         1.03%         1.30%         2.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,812,271       $999,532    $1,271,847    $1,503,729    $1,624,735
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.12%(b)       0.12%         0.12%         0.12%         0.12%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.16%(b)       0.17%         0.15%         0.15%         0.15%
=================================================================================================================================
Ratio of net investment income to average net assets                4.45%(b)       2.42%         1.03%         1.28%         2.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,243,697,044.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS
August 31, 2006

                                    PRINCIPAL
                                      AMOUNT
                       MATURITY       (000)            VALUE
-----------------------------------------------------------------
U.S. TREASURY SECURITIES-20.29%

U.S. TREASURY BILLS-18.40%(A)

4.62%                  09/07/06    $     50,000    $   49,961,533
-----------------------------------------------------------------
5.05%                  09/14/06         150,000       149,726,459
-----------------------------------------------------------------
4.73%                  10/19/06         100,000        99,369,867
-----------------------------------------------------------------
4.75%                  10/19/06         100,000        99,367,066
-----------------------------------------------------------------
4.76%                  10/26/06         100,000        99,273,542
-----------------------------------------------------------------
4.80%                  11/16/06         175,000       173,228,514
-----------------------------------------------------------------
4.80%                  11/24/06         200,000       197,760,000
-----------------------------------------------------------------
4.92%                  02/08/07         100,000        97,813,333
=================================================================
                                                      966,500,314
=================================================================

U.S. TREASURY
  NOTES-1.89%

2.63%                  11/15/06         100,000        99,535,013
=================================================================
    Total U.S.
      Treasury
      Securities
      (Cost
      $1,066,035,327)                               1,066,035,327
=================================================================
TOTAL INVESTMENTS
  (excluding
  Repurchase
  Agreements)-20.29%
  (Cost
  $1,066,035,327)                                   1,066,035,327
=================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-81.97%(B)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259;
  4.50%-8.13%, 08/15/21-02/15/36)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $256,902,320;
  0%-10.63%, 11/15/06-02/15/19)
  5.24%, 09/01/06                              $250,036,389   $  250,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $103,064,859;
  0%-12.50%, 11/30/06-02/15/25)
  5.24%(c)                                              --       100,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/27)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $102,006,137;
  0%-3.63%, 02/01/07-05/15/13)
  5.24%, 09/01/06                              100,014,556       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dates 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066;
  3.88%-12.00%, 08/15/07-08/15/13)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/06, (collateralized by U.S.
  Treasury obligations valued at
  $510,002,799; 0%, 09/15/06-11/15/27)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturity value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28)
  5.24%, 09/01/06                              240,034,934       240,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                              $240,034,667   $  240,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/06, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,991;
  2.00%-4.75%, 03/31/11-01/15/26)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury obligations valued at
  $510,002,402; 4.38%-12.00%,
  11/15/08-08/15/13)
  5.23%, 09/01/06                              $455,380,580   $  455,314,433
============================================================================
    Total Repurchase Agreements (Cost
      $4,305,314,433)                                          4,305,314,433
============================================================================
TOTAL INVESTMENTS-102.26%
  (Cost $5,371,349,760)                                        5,371,349,760
============================================================================
OTHER ASSETS LESS LIABILITIES-(2.26)%                           (118,881,661)
============================================================================
NET ASSETS-100.00%                                            $5,252,468,099
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1I.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,066,035,327)  $1,066,035,327
------------------------------------------------------------
Repurchase agreements (cost $4,305,314,433)    4,305,314,433
============================================================
    Total investments (cost $5,371,349,760)    5,371,349,760
============================================================
Interest receivable                                1,403,516
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               265,935
------------------------------------------------------------
Other assets                                          81,529
============================================================
    Total assets                               5,373,100,740
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           97,813,333
------------------------------------------------------------
  Dividends                                       21,190,061
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 693,931
------------------------------------------------------------
Accrued distribution fees                            611,323
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,968
------------------------------------------------------------
Accrued transfer agent fees                           55,398
------------------------------------------------------------
Accrued operating expenses                           255,627
============================================================
    Total liabilities                            120,632,641
============================================================
Net assets applicable to shares outstanding   $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,252,312,884
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (152,503)
============================================================
                                              $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,790,296
____________________________________________________________
============================================================
Private Investment Class                      $  972,350,272
____________________________________________________________
============================================================
Personal Investment Class                     $  332,351,447
____________________________________________________________
============================================================
Cash Management Class                         $1,357,546,547
____________________________________________________________
============================================================
Reserve Class                                 $  133,700,157
____________________________________________________________
============================================================
Resource Class                                $  352,874,293
____________________________________________________________
============================================================
Corporate Class                               $    1,855,087
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,101,645,611
____________________________________________________________
============================================================
Private Investment Class                         972,418,026
____________________________________________________________
============================================================
Personal Investment Class                        332,336,816
____________________________________________________________
============================================================
Cash Management Class                          1,357,469,520
____________________________________________________________
============================================================
Reserve Class                                    133,692,677
____________________________________________________________
============================================================
Resource Class                                   352,884,577
____________________________________________________________
============================================================
Corporate Class                                    1,855,213
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $225,852,036
==========================================================================

EXPENSES:

Advisory fees                                                    7,714,862
--------------------------------------------------------------------------
Administrative services fees                                       664,297
--------------------------------------------------------------------------
Custodian fees                                                     241,765
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,991,618
--------------------------------------------------------------------------
  Personal Investment Class                                      2,041,907
--------------------------------------------------------------------------
  Cash Management Class                                          1,780,015
--------------------------------------------------------------------------
  Reserve Class                                                    953,280
--------------------------------------------------------------------------
  Resource Class                                                   658,810
--------------------------------------------------------------------------
  Corporate Class                                                    1,939
--------------------------------------------------------------------------
Transfer agent fees                                                742,011
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          153,678
--------------------------------------------------------------------------
Other                                                              543,391
==========================================================================
    Total expenses                                              19,487,573
==========================================================================
Less: Fees waived                                               (6,635,189)
==========================================================================
    Net expenses                                                12,852,384
==========================================================================
Net investment income                                          212,999,652
==========================================================================
Net realized gain (loss) from investment securities               (152,503)
==========================================================================
Net increase in net assets resulting from operations          $212,847,149
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006             2005
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  212,999,652   $  115,795,935
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               (152,503)          31,521
=============================================================================================
    Net increase in net assets resulting from operations         212,847,149      115,827,456
=============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (79,707,716)     (52,142,881)
---------------------------------------------------------------------------------------------
  Private Investment Class                                       (32,061,314)     (16,250,959)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,237,180)      (4,948,434)
---------------------------------------------------------------------------------------------
  Cash Management Class                                          (73,667,977)     (33,930,310)
---------------------------------------------------------------------------------------------
  Reserve Class                                                   (3,292,187)      (1,110,520)
---------------------------------------------------------------------------------------------
  Resource Class                                                 (13,748,086)      (7,410,332)
---------------------------------------------------------------------------------------------
  Corporate Class                                                   (285,192)          (2,499)
=============================================================================================
    Total distributions from net investment income              (212,999,652)    (115,795,935)
=============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                     --         (122,918)
---------------------------------------------------------------------------------------------
  Private Investment Class                                                --          (42,124)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                               --          (15,521)
---------------------------------------------------------------------------------------------
  Cash Management Class                                                   --          (61,119)
---------------------------------------------------------------------------------------------
  Reserve Class                                                           --           (9,854)
---------------------------------------------------------------------------------------------
  Resource Class                                                          --          (17,160)
=============================================================================================
    Total distributions from net realized gains                           --         (268,696)
=============================================================================================
    Decrease in net assets resulting from distributions         (212,999,652)    (116,064,631)
=============================================================================================
Share transactions-net:

  Institutional Class                                                703,777     (463,265,791)
---------------------------------------------------------------------------------------------
  Private Investment Class                                      (256,870,746)     420,439,840
---------------------------------------------------------------------------------------------
  Personal Investment Class                                       58,898,939      (30,746,235)
---------------------------------------------------------------------------------------------
  Cash Management Class                                         (423,088,691)     553,903,903
---------------------------------------------------------------------------------------------
  Reserve Class                                                   56,501,483       (2,763,604)
---------------------------------------------------------------------------------------------
  Resource Class                                                  51,709,221      (36,607,043)
---------------------------------------------------------------------------------------------
  Corporate Class                                                    985,905          869,308
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (511,160,112)     441,830,378
=============================================================================================
    Net increase (decrease) in net assets                       (511,312,615)     441,593,203
=============================================================================================

NET ASSETS:

  Beginning of year                                            5,763,780,714    5,322,187,511
=============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $307,718, respectively)                   $5,252,468,099   $5,763,780,714
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

TREASURY PORTFOLIO

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $3,882,342.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $664,297.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $742,162.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,394,971, $1,497,398, $1,424,012, $829,354,
$527,048 and $1,939, respectively, after FMC waived Plan fees of $1,596,647, $544,509, $356,003, $123,926, $131,762 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $23,334 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

TREASURY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $212,999,652    $116,064,631
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      926,807
------------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments                  (32,889)
------------------------------------------------------------------------------
Temporary book/tax differences                                        (606,317)
------------------------------------------------------------------------------
Post-October capital loss deferral                                    (132,386)
------------------------------------------------------------------------------
Shares of beneficial interest                                    5,252,312,884
==============================================================================
  Total net assets                                              $5,252,468,099
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--INVESTMENT SECURITIES

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        $(32,889)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,371,382,649.

TREASURY PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(A)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,164,736,779    $ 11,164,736,779     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              10,087,977,495      10,087,977,495      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,669,456,601       2,669,456,601      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 14,598,028,830      14,598,028,830     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            776,453,630         776,453,630        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,194,184,327       2,194,184,327      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       509,532,924         509,532,924          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       19,112,464          19,112,464         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,301,938           5,301,938          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  7,644,477           7,644,477          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,165,171          11,165,171          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,605,795           2,605,795            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,481,440           7,481,440          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           277,521             277,521                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (11,183,145,466)    (11,183,145,466)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (10,350,150,179)    (10,350,150,179)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,618,202,139)     (2,618,202,139)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (15,032,282,692)    (15,032,282,692)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (722,557,942)       (722,557,942)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,149,956,546)     (2,149,956,546)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (508,824,540)       (508,824,540)          (900,000)           (900,000)
=================================================================================================================================
                                                          (511,160,112)   $   (511,160,112)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 38% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

TREASURY PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     INSTITUTIONAL CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2006             2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04             0.02          0.01          0.01          0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                       0.00             0.00          0.00         (0.00)         0.00
=================================================================================================================================
    Total from investment operations                              0.04             0.02          0.01          0.01          0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)           (0.02)        (0.01)        (0.01)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --            (0.00)        (0.00)           --            --
=================================================================================================================================
    Total distributions                                          (0.04)           (0.02)        (0.01)        (0.01)        (0.02)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   4.37%            2.37%         0.98%         1.28%         2.07%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $2,101,790       $2,101,143    $2,564,540    $4,367,382    $4,245,044
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.12%(b)         0.12%         0.12%         0.11%         0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.20%(b)         0.20%         0.19%         0.19%         0.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              4.27%(b)         2.33%         0.95%         1.27%         2.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,861,453,158.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.28%

FEDERAL FARM CREDIT BANK-9.78%

Disc. Notes, 5.15%(a)                          10/16/06    $ 9,930    $  9,866,138
----------------------------------------------------------------------------------
Floating Rate Bonds, 5.26%(b)                  08/01/07      9,000       8,998,403
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.30%(b)           03/01/07      4,050       4,050,235
==================================================================================
                                                                        22,914,776
==================================================================================
FEDERAL HOME LOAN BANK (FHLB)-90.50%

Unsec. Bonds,
  4.95%                                        09/29/06      5,000       5,000,000
----------------------------------------------------------------------------------
  5.55%                                        08/08/07      5,500       5,498,970
----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  4.98%(c)                                     09/01/06     76,689      76,689,000
----------------------------------------------------------------------------------
  5.13%                                        09/07/06     65,000      64,944,425
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,123,327
----------------------------------------------------------------------------------
  4.17%                                        10/18/06      5,000       4,967,792
----------------------------------------------------------------------------------
  5.14%                                        10/27/06     20,000      19,840,089
----------------------------------------------------------------------------------
  5.14%                                        11/17/06     10,000       9,890,061
----------------------------------------------------------------------------------
  5.08%                                        11/30/06     10,000       9,873,000
----------------------------------------------------------------------------------
  5.14%                                        12/29/06      5,300       5,209,950
----------------------------------------------------------------------------------
Unsec. Global Bonds, 3.88%                     12/20/06      5,000       4,981,517
==================================================================================
                                                                       212,018,131
==================================================================================
TOTAL INVESTMENTS-100.28% (Cost
  $234,932,907)(d)                                                     234,932,907
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.28)%                                     (661,047)
==================================================================================
NET ASSETS-100.00%                                                    $234,271,860
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $234,932,907)      $234,932,907
-----------------------------------------------------------
Cash                                                 10,822
-----------------------------------------------------------
Interest receivable                                 222,904
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               57,723
-----------------------------------------------------------
Other assets                                         56,335
===========================================================
    Total assets                                235,280,691
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         840,272
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 78,681
-----------------------------------------------------------
Accrued distribution fees                            23,543
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,011
-----------------------------------------------------------
Accrued transfer agent fees                           1,356
-----------------------------------------------------------
Accrued operating expenses                           61,968
===========================================================
    Total liabilities                             1,008,831
===========================================================
Net assets applicable to shares outstanding    $234,271,860
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $234,267,766
-----------------------------------------------------------
Undistributed net investment income                   3,895
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 199
===========================================================
                                               $234,271,860
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 80,103,992
___________________________________________________________
===========================================================
Private Investment Class                       $ 89,063,451
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,542,673
___________________________________________________________
===========================================================
Cash Management Class                          $ 32,251,234
___________________________________________________________
===========================================================
Reserve Class                                  $    437,741
___________________________________________________________
===========================================================
Resource Class                                 $ 25,859,492
___________________________________________________________
===========================================================
Corporate Class                                $     13,277
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              80,076,405
___________________________________________________________
===========================================================
Private Investment Class                         89,088,588
___________________________________________________________
===========================================================
Personal Investment Class                         6,544,715
___________________________________________________________
===========================================================
Cash Management Class                            32,249,130
___________________________________________________________
===========================================================
Reserve Class                                       437,737
___________________________________________________________
===========================================================
Resource Class                                   25,861,300
___________________________________________________________
===========================================================
Corporate Class                                      13,277
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $8,573,756
========================================================================

EXPENSES:

Advisory fees                                                    387,171
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     8,870
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       243,080
------------------------------------------------------------------------
  Personal Investment Class                                       53,769
------------------------------------------------------------------------
  Cash Management Class                                           31,300
------------------------------------------------------------------------
  Reserve Class                                                    3,748
------------------------------------------------------------------------
  Resource Class                                                  30,415
------------------------------------------------------------------------
  Corporate Class                                                      4
------------------------------------------------------------------------
Transfer agent fees                                               27,215
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         21,617
------------------------------------------------------------------------
Registration and filing fees                                      76,377
------------------------------------------------------------------------
Professional services fees                                        51,578
------------------------------------------------------------------------
Other                                                             87,459
========================================================================
    Total expenses                                             1,072,603
========================================================================
Less: Fees waived and expenses reimbursed                       (624,760)
========================================================================
    Net expenses                                                 447,843
========================================================================
Net investment income                                          8,125,913
========================================================================
Net realized gain from Investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $8,126,112
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                  2006            2005
-------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  8,125,913    $   3,500,939
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         199              365
===========================================================================================
    Net increase in net assets resulting from operations         8,126,112        3,501,304
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (3,881,519)      (1,311,658)
-------------------------------------------------------------------------------------------
  Private Investment Class                                      (1,968,335)      (1,414,678)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       (272,300)        (116,255)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (1,317,568)        (376,931)
-------------------------------------------------------------------------------------------
  Reserve Class                                                    (14,402)              (6)
-------------------------------------------------------------------------------------------
  Resource Class                                                  (671,100)        (281,411)
-------------------------------------------------------------------------------------------
  Corporate Class                                                     (689)              --
===========================================================================================
    Decrease in net assets resulting from distributions         (8,125,913)      (3,500,939)
===========================================================================================
Share transactions-net:
  Institutional Class                                           (2,740,748)      26,652,677
-------------------------------------------------------------------------------------------
  Private Investment Class                                      19,786,317     (207,122,742)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        935,372         (479,457)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (2,403,078)      29,580,995
-------------------------------------------------------------------------------------------
  Reserve Class                                                    437,737               (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                18,953,780       (3,650,876)
-------------------------------------------------------------------------------------------
  Corporate Class                                                   13,277               --
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         34,982,657     (155,019,404)
===========================================================================================
    Net increase in net assets                                  34,982,856     (155,019,039)
===========================================================================================

NET ASSETS:

  Beginning of year                                            199,289,004      354,308,043
===========================================================================================
  End of year (including undistributed net investment income
    of $3,895 and $3,530, respectively)                       $234,271,860    $ 199,289,004
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $387,171 and reimbursed expenses of $88,880.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $26,828.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $121,540, $39,430, $25,040, $3,261, $24,332 and $4, respectively, after FMC waived Plan fees of $121,540, $14,339, $6,260, $487, $6,083 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $4,345 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                 2006          2005
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $8,125,913    $3,500,939
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $     73,469
----------------------------------------------------------------------------
Temporary book/tax differences                                       (69,375)
----------------------------------------------------------------------------
Shares of beneficial interest                                    234,267,766
============================================================================
  Total net assets                                              $234,271,860
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment distributions on August 31, 2006, undistributed net investment income was increased by $365 and undistributed net realized gain was decreased by $365. This reclassification had no effect on the net assets of the Fund.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                          2006(A)                             2005
                                                              --------------------------------    -----------------------------
                                                                  SHARES            AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,709,809,863    $1,709,809,863     636,405,085    $ 636,405,085
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       310,455,808       310,455,808     395,039,783      395,039,783
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       33,847,841        33,847,841      29,626,154       29,626,154
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          202,464,002       202,464,002     100,732,765      100,732,765
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    4,641,062         4,641,062          46,969           46,969
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  33,886,629        33,886,629      72,172,246       72,172,246
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 274,396           274,396              --               --
===============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              2,492,496         2,492,496         352,603          352,603
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           634,380           634,380         403,335          403,335
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            7,586             7,586           3,349            3,349
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            1,290,496         1,290,496         258,777          258,777
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        6,631             6,631              --               --
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     354,912           354,912         266,396          266,396
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                     590               590              --               --
===============================================================================================================================
Reacquired:
  Institutional Class                                         (1,715,043,107)   (1,715,043,107)   (610,105,011)    (610,105,011)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (291,303,871)     (291,303,871)   (602,565,860)    (602,565,860)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (32,920,055)      (32,920,055)    (30,108,960)     (30,108,960)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (206,157,576)     (206,157,576)    (71,410,547)     (71,410,547)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (4,209,956)       (4,209,956)        (46,970)         (46,970)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 (15,287,761)      (15,287,761)    (76,089,518)     (76,089,518)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                (261,709)         (261,709)             --               --
===============================================================================================================================
                                                                  34,982,657    $   34,982,657    (155,019,404)   $(155,019,404)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 79% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               INSTITUTIONAL CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.02       0.01       0.01       0.02
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities                                        0.00          0.00       0.00       0.00       0.00
====================================================================================================================
    Total from investment operations                             0.04          0.02       0.01       0.01       0.02
====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)        (0.02)     (0.01)     (0.01)     (0.02)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --      (0.00)     (0.00)     (0.00)
====================================================================================================================
    Total distributions                                         (0.04)        (0.02)     (0.01)     (0.01)     (0.02)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  4.41%         2.39%      0.99%      1.24%      1.98%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $80,104       $82,845    $56,192    $84,989    $67,754
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.12%(b)      0.12%      0.12%      0.13%      0.13%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.37%(b)      0.41%      0.33%      0.33%      0.25%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets             4.31%(b)      2.40%      0.98%      1.21%      1.98%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $90,903,904.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.


    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:


    - that the defendants permitted improper market timing and related activity in the AIM Funds;




    - that certain AIM Funds inadequately employed fair value pricing;




    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and




    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).




    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.


    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.


    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Institutional Class
Shareholders of Short-Term Investments Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2006, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Institutional Class financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 24, 2006
Houston, Texas

SHORT-TERM INVESTMENTS TRUST

TAX DISCLOSURES
LIQUID ASSETS PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended August 31, 2006, the Fund designates 92.49%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.
STIC PRIME PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid. 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.55%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.99%, 100.00%, 100.00% and 100.00%, respectively.
GOVERNMENT & AGENCY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.65%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of these amounts.

SHORT-TERM INVESTMENTS TRUST


    The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005 February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.
TREASURY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 28.78% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.59%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006, are 100%, 100%, 100% and 100%, respectively.
GOVERNMENT TAXADVANTAGE PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.52% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended August 31, 2006, the Fund designates 99.15%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.97%, 99.97%, 99.97% and 99.98%, respectively.

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1977           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee and Executive Vice                      President, A I M Management Group Inc.,
  President                                       AIM Mutual Fund Dealer Inc., AIM Funds
                                                  Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1981           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                                                                    Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

SHORT-TERM INVESTMENTS TRUST



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        1989           Director of Cash Management, Managing     N/A
  President and Principal                         Director and Chief Cash Management
  Executive Officer                               Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                 STIT-AR-1             Fund Management Company

                                                       PERSONAL INVESTMENT CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                   Government & Agency Portfolio
                                                              Treasury Portfolio
                                               Government TaxAdvantage Portfolio

                                                                 AUGUST 31, 2006
                                                                   ANNUAL REPORT


                                  [COVER IMAGE]


ANNUAL

===============================================
INSIDE THIS REPORT

Letter to Shareholders ...................... 1

Fund Data ................................... 2

Fund Objectives and Strategies .............. 2

Fund Composition by Maturity ................ 3

Letter from Independent
Chairman of Board of Trustees ............... 4

Calculating Your Ongoing Fund Expenses ...... 5

Approval of Investment Advisory Agreement ... 6

Financial Pages:
  Liquid Assets .............................10
  STIC Prime ................................31
  Government & Agency .......................44
  Treasury ..................................54
  Government TaxAdvantage ...................64

Auditor's Report ............................74

Tax Disclosures .............................75

Trustees and Officers .......................77
===============================================


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST


                     DEAR SHAREHOLDER:

                     We are pleased to present this report on the performance of the Personal Investment Class of Short-Term Investments Trust, part of AIM Cash Management, for the fiscal year ended August 31, 2006. Thank you for investing with us.

   [KELLEY              Through a combination of short-term cash management
    PHOTO] vehicles and selective use of a longer maturity schedule for higher yields, each Fund continued to provide competitive returns. Each Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

KAREN DUNN KELLEY       Each Fund also continued to hold the highest credit-
                     quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand throughout the fiscal year, albeit unevenly. U.S. Gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 4.2% in the third quarter of 2005, slowing to 1.8% in the fourth quarter--reflecting the effects of widespread hurricane damage along the U.S. Gulf Coast. GDP snapped back in the first quarter of 2006, rising at an exceptionally strong annualized rate of 5.6% before slowing to 2.6% in the second quarter.

   In response to robust economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) continued its two-year tightening campaign. In seven separate, 25 basis point (0.25%) moves, the Fed raised the federal funds target rate from 3.50% at the beginning of the fiscal year to 5.25% at its close. The Fed halted its tightening campaign in early August 2006, when it voted to keep the federal funds target rate unchanged.

   Increases in this influential interest rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities. Yields for your Fund appear on page 2 of this report. At the close of the fiscal year, there was widespread uncertainty about the direction of the U.S. economy. That was among the reasons that the Treasury yield curve was slightly inverted, with three-month Treasury securities yielding 5.04% and 30-year Treasury bonds yielding 4.88%.

IN CONCLUSION

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Short-Term Investments Trust. Bob, who was one of the three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation as being one of the most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Short-Term Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

    All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/ KAREN DUNN KELLEY

Karen Dunn Kelley
President, Fund Management Company

October 18, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

SHORT-TERM INVESTMENTS TRUST

====================================================================================================================================

 FUND DATA

   PERSONAL INVESTMENT CLASS DATA AS OF 8/31/06

   FUND                                                            YIELDS          WEIGHTED AVERAGE MATURITY        NET ASSETS
                                                             7-DAY        MONTHLY  RANGE DURING    AT FISCAL
                                                           SEC YIELD       YIELD    FISCAL YEAR     YEAR-END

   Liquid Assets                                              4.68%         4.67%    21-40 days       40 days      $64.43 million

   STIC Prime                                                 4.73          4.72     10-22 days       17 days      299.20 million

   Government & Agency                                        4.61          4.59     20-42 days       29 days       39.59 million

   Treasury                                                   4.55          4.53     11-44 days       11 days      332.35 million

   Government TaxAdvantage                                    4.54          4.49     13-45 days       31 days        6.54 million

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

====================================================================================================================================

====================================================================================================================================

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                            TREASURY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of        Treasury Portfolio seeks to maximize current income consistent
current income as is consistent with the preservation of           with the preservation of capital and the maintenance of
capital and liquidity.                                             liquidity.

   The Fund invests primarily in short-term money market              The Fund invests in direct obligations of the U.S. Treasury
instruments that blend top-tier, high quality U.S. dollar-         and repurchase agreements backed by Treasury obligations.
denominated obligations, which include commercial paper,           Securities purchased by the Fund have maturities of 397 days or
certificates of deposit, master and promissory notes, municipal    less.
securities and repurchase agreements.
                                                                   GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC PRIME PORTFOLIO
                                                                   Government TaxAdvantage Portfolio seeks to maximize current
STIC Prime Portfolio seeks to maximize current income              income consistent with the preservation of capital and the
consistent with the preservation of capital and the maintenance    maintenance of liquidity.
of liquidity.
                                                                      The Fund may invest in direct obligations of the U.S.
   The Fund invests in high quality U.S. dollar-denominated        Treasury and in U.S. government agency securities with
commercial paper and other commercial instruments with             maturities of 397 days or less. This is intended to provide
maturities of 60 days or less, including certificates of           shareholders with dividends exempt from state and local income
deposit, repurchase agreements and master notes.                   taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this
GOVERNMENT & AGENCY PORTFOLIO                                      Fund than in a fund not designed to comply with state tax
                                                                   considerations. This does not constitute tax advice. Please
Government & Agency Portfolio seeks to maximize current income     consult your tax advisor for your particular situation.
consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of
principal and interest by the U.S. government or by its
agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Securities purchased by the
portfolio have maturities of 397 days or less.
====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST

============================================================================       ========================================

  FUND COMPOSITION BY MATURITY                                                     FUND COMPOSITION BY MATURITY

  IN DAYS, AS OF 8/31/06                                                           IN DAYS, AS OF 8/31/06

                  LIQUID      GOVERNMENT                       GOVERNMENT          STIC PRIME PORTFOLIO
                  ASSETS       & AGENCY          TREASURY     TAXADVANTAGE
                PORTFOLIO*    PORTFOLIO**       PORTFOLIO      PORTFOLIO**         1-7                                38.9%

  1-7              45.4%         76.3%             81.1%          66.3%            8-14                               11.6

  8-30             23.2           5.5               2.8            4.3             15-21                              11.5

  31-90            17.8           7.0              14.3           18.7             22-28                              12.7

  91-180            8.8           6.6               1.8            8.4             29-35                              12.5

  181+              4.8           4.6               0.0            2.3             36-42                               8.0

                                                                                   43-60                               4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*  The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

SHORT-TERM INVESTMENTS TRUST


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

  [CROCKETT            Looking ahead, your Board finds many reasons to be
    PHOTO]          positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its
                    highest since 2000 for the periods ended August 31, 2006. We are also pleased with AIM management's efforts to seek more
BRUCE L. CROCKETT   cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    October 18, 2006

                    * To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 6-9.

SHORT-TERM INVESTMENTS TRUST


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             to estimate the expenses that you paid       EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder in the Personal             over the period. Simply divide your          ACTUAL ENDING ACCOUNT BALANCE OR
Investment Class, you incur ongoing          account value by $1,000 (for example, an     EXPENSES YOU PAID FOR THE PERIOD. YOU
costs, including management fees,            $8,600 account value divided by $1,000 =     MAY USE THIS INFORMATION TO COMPARE THE
distribution and/or service fees (12b-1)     8.6), then multiply the result by the        ONGOING COSTS OF INVESTING IN A FUND AND
and other Fund expenses. This example is     number in the table under the heading        OTHER FUNDS. TO DO SO, COMPARE THIS 5%
intended to help you understand your         entitled "Actual Expenses Paid During        HYPOTHETICAL EXAMPLE WITH THE 5%
ongoing costs (in dollars) of investing      Period" to estimate the expenses you         HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
in the Funds and compare these costs         paid on your account during this period.     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
with ongoing costs of investing in other
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown
investment of $1,000 invested at the         COMPARISON PURPOSES                          in the table are meant to highlight your
beginning of the period and held for the                                                  ongoing costs only. Therefore, the
entire period March 1, 2006, through         The table below also provides                hypothetical information is useful in
August 31, 2006.                             information about hypothetical account       comparing ongoing costs only, and will
                                             values and hypothetical expenses based       not help you determine the relative
ACTUAL EXPENSES                              on each Fund's actual expense ratio and      total costs of owning different funds.
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not a Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                     ACTUAL                           HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES         ENDING          EXPENSES       ANNUALIZED
                     ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE     PAID DURING      EXPENSE
    FUND                (3/1/06)        (8/31/06)(1)           PERIOD(2)       (8/31/06)        PERIOD(2)        RATIO
Liquid Assets          $1,000.00         $1,022.30              $3.42          $1,021.83         $3.41           0.67%
STIC Prime              1,000.00          1,022.40               3.42           1,021.83          3.41           0.67
Treasury                1,000.00          1,021.30               3.41           1,021.83          3.41           0.67
Government
& Agency                1,000.00          1,021.80               3.41           1,021.83          3.41           0.67
Government
TaxAdvantage            1,000.00          1,021.50               3.41           1,021.83          3.41           0.67

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       Agreement was appropriate and that AIM       Fund's portfolio management team at this
Short-Term Investments Trust (the            currently is providing services in           time. Although the independent written
"Trust") oversees the management of each     accordance with the terms of the             evaluation of the Fund's Senior Officer
series portfolio of the Trust (each, a       Advisory Agreement.                          (discussed below) only considered Fund
"Fund") and, as required by law,                                                          performance through the most recent
determines annually whether to approve       o The quality of services to be provided     calendar year, the Board also reviewed
the continuance of each Fund's advisory      by AIM. The Board reviewed the               more recent Fund performance, which did
agreement with A I M Advisors, Inc.          credentials and experience of the            not change their conclusions.
("AIM"). Based upon the recommendation       officers and employees of AIM who will
of the Investments Committee of the          provide investment advisory services to      o The performance of the Fund relative
Board, at a meeting on June 27, 2006,        the Fund. In reviewing the                   to indices. The Board reviewed the
the Board, including all of the              qualifications of AIM to provide             performance of the Fund during the past
independent trustees, approved the           investment advisory services, the Board      one, three and five calendar years
continuance of the advisory agreement        considered such issues as AIM's              against the performance of the Lipper
(the "Advisory Agreement") between each      portfolio and product review process,        Institutional US Government Money Market
Fund and AIM for another year, effective     AIM's legal and compliance function,         Index. The Board noted that the Fund's
July 1, 2006.                                AIM's use of technology, AIM's portfolio     performance was comparable to the
                                             administration function and the quality      performance of such Index for the one
   The Board considered the factors          of AIM's investment research. Based on       and five year periods and above such
discussed below in evaluating the            the review of these and other factors,       Index for the three year period. Based
fairness and reasonableness of each          the Board concluded that the quality of      on this review and after taking account
Fund's Advisory Agreement at the meeting     services to be provided by AIM was           of all of the other factors that the
on June 27, 2006 and as part of the          appropriate and that AIM currently is        Board considered in determining whether
Board's ongoing oversight of each Fund.      providing satisfactory services in           to continue the Advisory Agreement for
In their deliberations, the Board and        accordance with the terms of the             the Fund, the Board concluded that no
the independent trustees did not             Advisory Agreement.                          changes should be made to the Fund and
identify any particular factor that was                                                   that it was not necessary to change the
controlling, and each trustee attributed     o Meetings with the Fund's portfolio         Fund's portfolio management team at this
different weights to the various             managers and investment personnel. With      time. Although the independent written
factors.                                     respect to the Fund, the Board is            evaluation of the Fund's Senior Officer
                                             meeting periodically with such Fund's        (discussed below) only considered Fund
   One responsibility of the independent     portfolio managers and/or other              performance through the most recent
Senior Officer of the Funds is to manage     investment personnel and believes that       calendar year, the Board also reviewed
the process by which the Funds' proposed     such individuals are competent and able      more recent Fund performance, which did
management fees are negotiated to ensure     to continue to carry out their               not change their conclusions.
that they are negotiated in a manner         responsibilities under the Advisory
which is at arms' length and reasonable.     Agreement.                                   o Fees relative to those of clients of
To that end, the Senior Officer must                                                      AIM with comparable investment
either supervise a competitive bidding       o Overall performance of AIM. The Board      strategies. The Board reviewed the
process or prepare an independent            considered the overall performance of        effective advisory fee rate (before
written evaluation. The Senior Officer       AIM in providing investment advisory and     waivers) for the Fund under the Advisory
has recommended an independent written       portfolio administrative services to the     Agreement. The Board noted that this
evaluation in lieu of a competitive          Fund and concluded that such performance     rate was below the effective advisory
bidding process and, upon the direction      was satisfactory.                            fee rates (before waivers) for two
of the Board, has prepared such an                                                        mutual funds advised by AIM with
independent written evaluation. Such         o Independent written evaluation and         investment strategies comparable to
written evaluation also considered           recommendations of the Fund's Senior         those of the Fund (one of which has an
certain of the factors discussed below.      Officer. The Board noted that, upon          "all-in" fee structure whereby AIM pays
                                             their direction, the Senior Officer of       all of the fund's ordinary operating
   The discussion below serves as a          the Fund, who is independent of AIM and      expenses). The Board noted that AIM has
summary of the Senior Officer's              AIM's affiliates, had prepared an            agreed to waive fees and/or limit
independent written evaluation, as well      independent written evaluation in order      expenses of the Fund, as discussed
as a discussion of the material factors      to assist the Board in determining the       below. Based on this review, the Board
and the conclusions with respect thereto     reasonableness of the proposed               concluded that the advisory fee rate for
that formed the basis for the Board's        management fees of the AIM Funds,            the Fund under the Advisory Agreement
approval of each Fund's Advisory             including the Fund. The Board noted that     was fair and reasonable.
Agreement. After consideration of all of     the Senior Officer's written evaluation
the factors below and based on its           had been relied upon by the Board in         o Fees relative to those of comparable
informed business judgment, the Board        this regard in lieu of a competitive         funds with other advisors. The Board
determined that each Fund's Advisory         bidding process. In determining whether      reviewed the advisory fee rate for the
Agreement is in the best interests of        to continue the Advisory Agreement for       Fund under the Advisory Agreement. The
the Fund and its shareholders and that       the Fund, the Board considered the           Board compared effective contractual
the compensation to AIM under each           Senior Officer's written evaluation.         advisory fee rates at a common asset
Fund's Advisory Agreement is fair and                                                     level at the end of the past calendar
reasonable and would have been obtained      FUND-SPECIFIC FACTORS WITH SEPARATE          year and noted that the Fund's rate was
through arm's length negotiations.           CONCLUSIONS                                  below the median rate of the funds
                                                                                          advised by other advisors with
   Unless otherwise stated, information      The Board considered the following           investment strategies comparable to
presented below is as of June 27, 2006       fund-specific factors separately for         those of the Fund that the Board
and does not reflect any changes that        each Fund, and reached separate              reviewed. The Board noted that AIM has
may have occurred since June 27, 2006,       conclusions for each Fund, which             agreed to waive fees and/or limit
including but not limited to changes to      conclusions are set forth below.             expenses of the Fund, as discussed
each Fund's performance, advisory fees,                                                   below. Based on this review, the Board
expense limitations and/or fee waivers.      GOVERNMENT & AGENCY PORTFOLIO                concluded that the advisory fee rate for
                                                                                          the Fund under the Advisory Agreement
FUND-SPECIFIC FACTORS WITH THE SAME          o The performance of the Fund relative       was fair and reasonable.
CONCLUSIONS                                  to comparable funds. The Board reviewed
                                             the performance of the Fund during the       o Expense limitations and fee waivers.
The Board considered the following           past one, three and five calendar years      The Board noted that AIM has
fund-specific factors separately for         against the performance of funds advised     contractually agreed to waive fees
each Fund, and reached the same              by other advisors with investment            and/or limit expenses of the Fund in an
conclusions for each Fund, which             strategies comparable to those of the        amount necessary to limit total annual
conclusions are set forth below.             Fund. The Board noted that the Fund's        operating expenses to a specified
                                             performance in such periods was above        percentage of average daily net assets
o The nature and extent of the advisory      the median performance of such               for each class of the Fund. The Board
services to be provided by AIM. The          comparable funds. Based on this review       considered the contractual nature of
Board reviewed the services to be            and after taking account of all of the       this fee waiver/expense limitation and
provided by AIM under the Advisory           other factors that the Board considered      noted that it remains in effect until
Agreement. Based on such review, the         in determining whether to continue the       June 30, 2007.
Board concluded that the range of            Advisory Agreement for the Fund, the
services to be provided by AIM under the     Board concluded that no changes should                                    (continued)
Advisory                                     be made to the Fund and that it was not
                                             necessary to change the

SHORT-TERM INVESTMENTS TRUST

The Board considered the effect this fee     o Fees relative to those of clients of       cash and cash collateral from securities
waiver/expense limitation would have on      AIM with comparable investment               lending arrangements, if any
the Fund's estimated expenses and            strategies. The Board reviewed the           (collectively, "cash balances") of the
concluded that the levels of fee             effective advisory fee rate (before          Fund may be invested in money market
waivers/expense limitations for the Fund     waivers) for the Fund under the Advisory     funds advised by AIM pursuant to the
were fair and reasonable.                    Agreement. The Board noted that this         terms of an SEC exemptive order. The
                                             rate was below the effective advisory        Board found that the Fund may realize
o Breakpoints and economies of scale.        fee rate (before waivers) for a mutual       certain benefits upon investing cash
The Board reviewed the structure of the      fund advised by AIM with investment          balances in AIM advised money market
Fund's advisory fee under the Advisory       strategies comparable to those of the        funds, including a higher net return,
Agreement, noting that it does not           Fund (which has an "all-in" fee              increased liquidity, increased
include any breakpoints. The Board           structure whereby AIM pays all of the        diversification or decreased transaction
considered whether it would be               fund's ordinary operating expenses) and      costs. The Board also found that the
appropriate to add advisory fee              above the effective advisory fee rate        Fund will not receive reduced services
breakpoints for the Fund or whether, due     (before waivers) for a second mutual         if it invests its cash balances in such
to the nature of the Fund and the            fund advised by AIM with investment          money market funds. The Board noted
advisory fee structures of comparable        strategies comparable to those of the        that, to the extent the Fund invests
funds, it was reasonable to structure        Fund. The Board noted that AIM has           uninvested cash in affiliated money
the advisory fee without breakpoints.        agreed to waive fees and/or limit            market funds, AIM has voluntarily agreed
Based on this review, the Board              expenses of the Fund, as discussed           to waive a portion of the advisory fees
concluded that it was not necessary to       below. Based on this review, the Board       it receives from the Fund attributable
add advisory fee breakpoints to the          concluded that the advisory fee rate for     to such investment. The Board further
Fund's advisory fee schedule. The Board      the Fund under the Advisory Agreement        determined that the proposed securities
reviewed the level of the Fund's             was fair and reasonable.                     lending program and related procedures
advisory fees, and noted that such fees,                                                  with respect to the lending Fund is in
as a percentage of the Fund's net            o Fees relative to those of comparable       the best interests of the lending Fund
assets, would remain constant under the      funds with other advisors. The Board         and its respective shareholders. The
Advisory Agreement because the Advisory      reviewed the advisory fee rate for the       Board therefore concluded that the
Agreement does not include any               Fund under the Advisory Agreement. The       investment of cash collateral received
breakpoints. The Board concluded that        Board compared effective contractual         in connection with the securities
the Fund's fee levels under the Advisory     advisory fee rates at a common asset         lending program in the money market
Agreement therefore would not reflect        level at the end of the past calendar        funds according to the procedures is in
economies of scale.                          year and noted that the Fund's rate was      the best interests of the lending Fund
                                             below the median rate of the funds           and its respective shareholders.
o Investments in affiliated money market     advised by other advisors with
funds. Not applicable because the Fund       investment strategies comparable to          LIQUID ASSETS PORTFOLIO
does not invest in affiliated money          those of the Fund that the Board
market funds.                                reviewed. The Board noted that AIM has       o The performance of the Fund relative
                                             agreed to waive fees and/or limit            to comparable funds. The Board reviewed
GOVERNMENT TAXADVANTAGE PORTFOLIO            expenses of the Fund, as discussed           the performance of the Fund during the
                                             below. Based on this review, the Board       past one, three and five calendar years
o The performance of the Fund relative       concluded that the advisory fee rate for     against the performance of funds advised
to comparable funds. The Board reviewed      the Fund under the Advisory Agreement        by other advisors with investment
the performance of the Fund during the       was fair and reasonable.                     strategies comparable to those of the
past one, three and five calendar years                                                   Fund. The Board noted that the Fund's
against the performance of funds advised     o Expense limitations and fee waivers.       performance in such periods was above
by other advisors with investment            The Board noted that AIM has                 the median performance of such
strategies comparable to those of the        contractually agreed to waive fees           comparable funds. Based on this review
Fund. The Board noted that the Fund's        and/or limit expenses of the Fund in an      and after taking account of all of the
performance in such periods was above        amount necessary to limit total annual       other factors that the Board considered
the median performance of such               operating expenses to a specified            in determining whether to continue the
comparable funds. Based on this review       percentage of average daily net assets       Advisory Agreement for the Fund, the
and after taking account of all of the       for each class of the Fund. The Board        Board concluded that no changes should
other factors that the Board considered      considered the contractual nature of         be made to the Fund and that it was not
in determining whether to continue the       this fee waiver/expense limitation and       necessary to change the Fund's portfolio
Advisory Agreement for the Fund, the         noted that it remains in effect until        management team at this time. Although
Board concluded that no changes should       June 30, 2007. The Board considered the      the independent written evaluation of
be made to the Fund and that it was not      effect this fee waiver/expense               the Fund's Senior Officer (discussed
necessary to change the Fund's portfolio     limitation would have on the Fund's          below) only considered Fund performance
management team at this time. Although       estimated expenses and concluded that        through the most recent calendar year,
the independent written evaluation of        the levels of fee waivers/expense            the Board also reviewed more recent Fund
the Fund's Senior Officer (discussed         limitations for the Fund were fair and       performance, which did not change their
below) only considered Fund performance      reasonable.                                  conclusions.
through the most recent calendar year,
the Board also reviewed more recent Fund     o Breakpoints and economies of scale.        o The performance of the Fund relative
performance, which did not change their      The Board reviewed the structure of the      to indices. The Board reviewed the
conclusions.                                 Fund's advisory fee under the Advisory       performance of the Fund during the past
                                             Agreement, noting that it includes two       one, three and five calendar years
o The performance of the Fund relative       breakpoints. The Board reviewed the          against the performance of the Lipper
to indices. The Board reviewed the           level of the Fund's advisory fees, and       Institutional Money Market Index. The
performance of the Fund during the past      noted that such fees, as a percentage of     Board noted that the Fund's performance
one, three and five calendar years           the Fund's net assets, have decreased as     in such periods was comparable to the
against the performance of the Lipper        net assets increased because the             performance of such Index. Based on this
Institutional US Government Money Market     Advisory Agreement includes breakpoints.     review and after taking account of all
Index. The Board noted that the Fund's       The Board noted that, due to the Fund's      of the other factors that the Board
performance in such periods was              asset levels at the end of the past          considered in determining whether to
comparable to the performance of such        calendar year and the way in which the       continue the Advisory Agreement for the
Index. Based on this review and after        advisory fee breakpoints have been           Fund, the Board concluded that no
taking account of all of the other           structured, the Fund has yet to fully        changes should be made to the Fund and
factors that the Board considered in         benefit from the breakpoints. The Board      that it was not necessary to change the
determining whether to continue the          concluded that the Fund's fee levels         Fund's portfolio management team at this
Advisory Agreement for the Fund, the         under the Advisory Agreement therefore       time. Although the independent written
Board concluded that no changes should       reflect economies of scale and that it       evaluation of the Fund's Senior Officer
be made to the Fund and that it was not      was not necessary to change the advisory     (discussed below) only considered Fund
necessary to change the Fund's portfolio     fee breakpoints in the Fund's advisory
management team at this time. Although       fee schedule.                                                             (continued)
the independent written evaluation of
the Fund's Senior Officer (discussed         o Investments in affiliated money market
below) only considered Fund performance      funds. The Board also took into account
through the most recent calendar year,       the fact that uninvested
the Board also reviewed more recent Fund
performance, which did not change their
conclusions.

SHORT-TERM INVESTMENTS TRUST

performance through the most recent          o Investments in affiliated money market     other advisors with investment
calendar year, the Board also reviewed       funds. Not applicable because the Fund       strategies comparable to those of the
more recent Fund performance, which did      does not invest in affiliated money          Fund that the Board reviewed. The Board
not change their conclusions.                market funds.                                noted that AIM has agreed to waive fees
                                                                                          and/or limit expenses of the Fund, as
o Fees relative to those of clients of       STIC PRIME PORTFOLIO                         discussed below. Based on this review,
AIM with comparable investment                                                            the Board concluded that the advisory
strategies. The Board reviewed the           o The performance of the Fund relative       fee rate for the Fund under the Advisory
effective advisory fee rate (before          to comparable funds. The Board reviewed      Agreement was fair and reasonable.
waivers) for the Fund under the Advisory     the performance of the Fund during the
Agreement. The Board noted that this         past one, three and five calendar years      o Expense limitations and fee waives.
rate was (i) the same as the effective       against the performance of funds advised     The Board noted that AIM has
advisory fee rate (before waivers) for a     by other advisors with investment            contractually agreed to waive fees
mutual fund advised by AIM with              strategies comparable to those of the        and/or limit expenses of the Fund in an
investment strategies comparable to          Fund. The Board noted that the Fund's        amount necessary to limit total annual
those of the Fund; and (ii) above the        performance in such periods was above        operating expenses to a specified
effective fee rates (before waivers) for     the median performance of such               percentage of average daily net assets
three collective trust funds sub-advised     comparable funds. Based on this review       for each class of the Fund. The Board
by an AIM affiliate with investment          and after taking account of all of the       considered the contractual nature of
strategies comparable to those of the        other factors that the Board considered      this fee waiver/expense limitation and
Fund. The Board noted that AIM has           in determining whether to continue the       noted that it remains in effect until
agreed to waive fees and/or limit            Advisory Agreement for the Fund, the         June 30, 2007. The Board considered the
expenses of the Fund, as discussed           Board concluded that no changes should       effect this fee waiver/expense
below. Based on this review, the Board       be made to the Fund and that it was not      limitation would have on the Fund's
concluded that the advisory fee rate for     necessary to change the Fund's portfolio     estimated expenses and concluded that
the Fund under the Advisory Agreement        management team at this time. Although       the levels of fee waivers/expense
was fair and reasonable.                     the independent written evaluation of        limitations for the Fund were fair and
                                             the Fund's Senior Officer (discussed         reasonable.
o Fees relative to those of comparable       below) only considered Fund performance
funds with other advisors. The Board         through the most recent calendar year,       o Breakpoints and economies of scale.
reviewed the advisory fee rate for the       the Board also reviewed more recent Fund     The Board reviewed the structure of the
Fund under the Advisory Agreement. The       performance, which did not change their      Fund's advisory fee under the Advisory
Board compared effective contractual         conclusions.                                 Agreement, noting that it does not
advisory fee rates at a common asset                                                      include any breakpoints. The Board
level at the end of the past calendar        o The performance of the Fund relative       considered whether it would be
year and noted that the Fund's rate was      to indices. The Board reviewed the           appropriate to add advisory fee
below the median rate of the funds           performance of the Fund during the past      breakpoints for the Fund or whether, due
advised by other advisors with               one, three and five calendar years           to the nature of the Fund and the
investment strategies comparable to          against the performance of the Lipper        advisory fee structures of comparable
those of the Fund that the Board             Institutional Money Market Fund Index.       funds, it was reasonable to structure
reviewed. The Board noted that AIM has       The Board noted that the Fund's              the advisory fee without breakpoints.
agreed to waive fees and/or limit            performance in such periods was              Based on this review, the Board
expenses of the Fund, as discussed           comparable to the performance of such        concluded that it was not necessary to
below. Based on this review, the Board       Index. Based on this review and after        add advisory fee breakpoints to the
concluded that the advisory fee rate for     taking account of all of the other           Fund's advisory fee schedule. The Board
the Fund under the Advisory Agreement        factors that the Board considered in         reviewed the level of the Fund's
was fair and reasonable.                     determining whether to continue the          advisory fees, and noted that such fees,
                                             Advisory Agreement for the Fund, the         as a percentage of the Fund's net
o Expense limitations and fee waives.        Board concluded that no changes should       assets, would remain constant under the
The Board noted that AIM has                 be made to the Fund and that it was not      Advisory Agreement because the Advisory
contractually agreed to waive fees           necessary to change the Fund's portfolio     Agreement does not include any
and/or limit expenses of the Fund in an      management team at this time. Although       breakpoints. The Board concluded that
amount necessary to limit total annual       the independent written evaluation of        the Fund's fee levels under the Advisory
operating expenses to a specified            the Fund's Senior Officer (discussed         Agreement therefore would not reflect
percentage of average daily net assets       below) only considered Fund performance      economies of scale.
for each class of the Fund. The Board        through the most recent calendar year,
considered the contractual nature of         the Board also reviewed more recent Fund     o Investments in affiliated money market
this fee waiver/expense limitation and       performance, which did not change their      funds. Not applicable because the Fund
noted that it remains in effect until        conclusions.                                 does not invest in affiliated money
June 30, 2007. The Board considered the                                                   market funds.
effect this fee waiver/expense               o Fees relative to those of clients of
limitation would have on the Fund's          AIM with comparable investment               TREASURY PORTFOLIO
estimated expenses and concluded that        strategies. The Board reviewed the
the levels of fee waivers/expense            effective advisory fee rate (before          o The performance of the Fund relative
limitations for the Fund were fair and       waivers) for the Fund under the Advisory     to comparable funds. The Board reviewed
reasonable.                                  Agreement. The Board noted that this         the performance of the Fund during the
                                             rate was (i) the same as the effective       past one, three and five calendar years
o Breakpoints and economies of scale.        advisory fee rate (before waivers) for a     against the performance of funds advised
The Board reviewed the structure of the      mutual fund advised by AIM with              by other advisors with investment
Fund's advisory fee under the Advisory       investment strategies comparable to          strategies comparable to those of the
Agreement, noting that it does not           those of the Fund; and (ii) above the        Fund. The Board noted that the Fund's
include any breakpoints. The Board           effective fee rates (before waivers) for     performance in such periods was above
considered whether it would be               three collective trust funds sub-advised     the median performance of such
appropriate to add advisory fee              by an AIM affiliate with investment          comparable funds. Based on this review
breakpoints for the Fund or whether, due     strategies comparable to those of the        and after taking account of all of the
to the nature of the Fund and the            Fund. The Board noted that AIM has           other factors that the Board considered
advisory fee structures of comparable        agreed to waive fees and/or limit            in determining whether to continue the
funds, it was reasonable to structure        expenses of the Fund, as discussed           Advisory Agreement for the Fund, the
the advisory fee without breakpoints.        below. Based on this review, the Board       Board concluded that no changes should
Based on this review, the Board              concluded that the advisory fee rate for     be made to the Fund and that it was not
concluded that it was not necessary to       the Fund under the Advisory Agreement        necessary to change the Fund's portfolio
add advisory fee breakpoints to the          was fair and reasonable.                     management team at this time. Although
Fund's advisory fee schedule. The Board                                                   the independent written evaluation of
reviewed the level of the Fund's             o Fees relative to those of comparable       the Fund's Senior Officer (discussed
advisory fees, and noted that such fees,     funds with other advisors. The Board         below) only considered Fund performance
as a percentage of the Fund's net            reviewed the advisory fee rate for the       through the most recent calendar year,
assets, would remain constant under the      Fund under the Advisory Agreement. The       the Board also reviewed more recent Fund
Advisory Agreement because the Advisory      Board compared effective contractual         performance, which did not change their
Agreement does not include any               advisory fee rates at a common asset         conclusions.
breakpoints. The Board concluded that        level at the end of the past calendar
the Fund's fee levels under the Advisory     year and noted that the Fund's rate was                                   (continued)
Agreement therefore would not reflect        comparable to the median rate of the
economies of scale.                          funds advised by

SHORT-TERM INVESTMENTS TRUST

o The performance of the Fund relative       ule. The Board reviewed the level of the     o AIM's financial soundness in light of
to indices. The Board reviewed the           Fund's advisory fees, and noted that         the Fund's needs. The Board considered
performance of the Fund during the past      such fees, as a percentage of the Fund's     whether AIM is financially sound and has
one, three and five calendar years           net assets, would remain constant under      the resources necessary to perform its
against the performance of the Lipper        the Advisory Agreement because the           obligations under the Advisory
Institutional US Treasury Money Market       Advisory Agreement does not include any      Agreement, and concluded that AIM has
Index. The Board noted that the Fund's       breakpoints. The Board concluded that        the financial resources necessary to
performance was comparable to the            the Fund's fee levels under the Advisory     fulfill its obligations under the
performance of such Index for the one        Agreement therefore would not reflect        Advisory Agreement.
year period and above such Index for the     economies of scale.
three and five year periods. Based on                                                     o Historical relationship between the
this review and after taking account of      o Investments in affiliated money market     Fund and AIM. In determining whether to
all of the other factors that the Board      funds. The Board also took into account      continue the Advisory Agreement for the
considered in determining whether to         the fact that uninvested cash and cash       Fund, the Board also considered the
continue the Advisory Agreement for the      collateral from securities lending           prior relationship between AIM and the
Fund, the Board concluded that no            arrangements, if any (collectively,          Fund, as well as the Board's knowledge
changes should be made to the Fund and       "cash balances") of the Fund may be          of AIM's operations, and concluded that
that it was not necessary to change the      invested in money market funds advised       it was beneficial to maintain the
Fund's portfolio management team at this     by AIM pursuant to the terms of an SEC       current relationship, in part, because
time. Although the independent written       exemptive order. The Board found that        of such knowledge. The Board also
evaluation of the Fund's Senior Officer      the Fund may realize certain benefits        reviewed the general nature of the
(discussed below) only considered Fund       upon investing cash balances in AIM          non-investment advisory services
performance through the most recent          advised money market funds, including a      currently performed by AIM and its
calendar year, the Board also reviewed       higher net return, increased liquidity,      affiliates, such as administrative,
more recent Fund performance, which did      increased diversification or decreased       transfer agency and distribution
not change their conclusions.                transaction costs. The Board also found      services, and the fees received by AIM
                                             that the Fund will not receive reduced       and its affiliates for performing such
o Fees relative to those of clients of       services if it invests its cash balances     services. In addition to reviewing such
AIM with comparable investment               in such money market funds. The Board        services, the trustees also considered
strategies. The Board noted that AIM         noted that, to the extent the Fund           the organizational structure employed by
does not serve as an advisor to other        invests uninvested cash in affiliated        AIM and its affiliates to provide those
mutual funds or other clients with           money market funds, AIM has voluntarily      services. Based on the review of these
investment strategies comparable to          agreed to waive a portion of the             and other factors, the Board concluded
those of the Fund.                           advisory fees it receives from the Fund      that AIM and its affiliates were
                                             attributable to such investment. The         qualified to continue to provide
o Fees relative to those of comparable       Board further determined that the            non-investment advisory services to the
funds with other advisors. The Board         proposed securities lending program and      Fund, including administrative, transfer
reviewed the advisory fee rate for the       related procedures with respect to the       agency and distribution services, and
Fund under the Advisory Agreement. The       lending Fund is in the best interests of     that AIM and its affiliates currently
Board compared effective contractual         the lending Fund and its respective          are providing satisfactory
advisory fee rates at a common asset         shareholders. The Board therefore            non-investment advisory services.
level at the end of the past calendar        concluded that the investment of cash
year and noted that the Fund's rate was      collateral received in connection with       o Other factors and current trends. The
below the median rate of the funds           the securities lending program in the        Board considered the steps that AIM and
advised by other advisors with               money market funds according to the          its affiliates have taken over the last
investment strategies comparable to          procedures is in the best interests of       several years, and continue to take, in
those of the Fund that the Board             the lending Fund and its respective          order to improve the quality and
reviewed. The Board noted that AIM has       shareholders.                                efficiency of the services they provide
agreed to waive fees and/or limit                                                         to the Funds in the areas of investment
expenses of the Fund, as discussed           GLOBAL FACTORS                               performance, product line
below. Based on this review, the Board                                                    diversification, distribution, fund
concluded that the advisory fee rate for     The Board considered the following           operations, shareholder services and
the Fund under the Advisory Agreement        global factors for each Fund and reached     compliance. The Board concluded that
was fair and reasonable.                     the same conclusions for each Fund,          these steps taken by AIM have improved,
                                             which conclusions are set forth below.       and are likely to continue to improve,
o Expense limitations and fee waivers.                                                    the quality and efficiency of the
The Board noted that AIM has                 o Profitability of AIM and its               services AIM and its affiliates provide
contractually agreed to waive fees           affiliates. The Board reviewed               to the Fund in each of these areas, and
and/or limit expenses of the Fund in an      information concerning the profitability     support the Board's approval of the
amount necessary to limit total annual       of AIM's (and its affiliates')               continuance of the Advisory Agreement
operating expenses to a specified            investment advisory and other activities     for the Fund.
percentage of average daily net assets       and its financial condition. The Board
for each class of the Fund. The Board        considered the overall profitability of
considered the contractual nature of         AIM, as well as the profitability of AIM
this fee waiver/expense limitation and       in connection with managing the Fund.
noted that it remains in effect until        The Board noted that AIM's operations
June 30, 2007. The Board considered the      remain profitable, although increased
effect this fee waiver/expense               expenses in recent years have reduced
limitation would have on the Fund's          AIM's profitability. Based on the review
estimated expenses and concluded that        of the profitability of AIM's and its
the levels of fee waivers/expense            affiliates' investment advisory and
limitations for the Fund were fair and       other activities and its financial
reasonable.                                  condition, the Board concluded that the
                                             compensation to be paid by the Fund to
o Breakpoints and economies of scale.        AIM under its Advisory Agreement was not
The Board reviewed the structure of the      excessive.
Fund's advisory fee under the Advisory
Agreement, noting that it does not           o Benefits of soft dollars to AIM. The
include any breakpoints. The Board           Board considered the benefits realized
considered whether it would be               by AIM as a result of brokerage
appropriate to add advisory fee              transactions executed through "soft
breakpoints for the Fund or whether, due     dollar" arrangements. Under these
to the nature of the Fund and the            arrangements, brokerage commissions paid
advisory fee structures of comparable        by other funds advised by AIM are used
funds, it was reasonable to structure        to pay for research and execution
the advisory fee without breakpoints.        services. This research may be used by
Based on this review, the Board              AIM in making investment decisions for
concluded that it was not necessary to       the Fund. The Board concluded that such
add advisory fee breakpoints to the          arrangements were appropriate.
Fund's advisory fee sched-

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-4.52%

Amstel Funding Corp.,
  (Acquired 05/26/06; Cost $97,430,000)
  5.14%(b)(c)                                  11/22/06   $   100,000    $    98,829,222
----------------------------------------------------------------------------------------
  (Acquired 08/16/06; Cost $135,050,123)
  5.27%(b)(c)                                  02/13/07       138,705        135,354,696
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $123,313,333)
  5.28%(b)(c)                                  11/21/06       125,000        123,515,000
----------------------------------------------------------------------------------------
  (Acquired 07/31/06; Cost $98,612,750)
  5.37%(b)(c)                                  11/01/06       100,000         99,090,083
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $47,346,013)
  5.39%(b)(c)                                  10/30/06        48,000         47,575,987
----------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $49,955,606)
  5.42%(b)(c)                                  10/20/06        50,665         50,291,233
----------------------------------------------------------------------------------------
Atlantis One Funding Corp.,
  (Acquired 05/16/06; Cost $97,443,375)
  5.09%(b)(c)                                  11/13/06       100,000         98,968,875
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $149,320,583)
  5.26%(b)(c)                                  09/21/06       150,000        149,561,667
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $49,553,514)
  5.27%(b)(c)                                  10/11/06        50,000         49,707,222
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $49,333,299)
  5.28%(b)(c)                                  11/17/06        50,000         49,435,868
========================================================================================
                                                                             902,329,853
========================================================================================

ASSET-BACKED SECURITIES-
  FULLY BACKED-9.70%

Aquinas Funding LLC,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $96,571,575)
  5.26%(b)                                     09/21/06        96,883         96,599,886
----------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $83,714,720)
  5.28%(b)(d)                                  09/01/06        83,727         83,727,000
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $30,008,793)
  5.30%(b)                                     02/12/07        30,849         30,104,168
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Aspen Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $168,327,047)
  5.27%(b)                                     09/26/06   $   168,995    $   168,376,525
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $24,652,326)
  5.27%(b)                                     11/20/06        25,000         24,707,222
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $23,662,540)
  5.39%(b)                                     10/30/06        24,000         23,788,190
----------------------------------------------------------------------------------------
Blue Spice LLC
  (CEP-Deutsche Bank A.G.) (Acquired
  05/16/06; Cost $87,760,400)
  5.09%(b)(c)                                  11/08/06        90,000         89,134,700
----------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC,-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 08/21/06; Cost
  $218,297,276)
  5.25%(b)                                     09/14/06       219,064        218,648,691
----------------------------------------------------------------------------------------
  (Acquired 07/27/06; Cost $94,402,337)
  5.38%(b)                                     10/18/06        95,588         94,916,601
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC,- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 03/08/06; Cost
  $106,058,734)
  4.88%(b)(c)                                  09/11/06       108,784        108,636,688
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $284,733,525)
  5.27%(b)(c)                                  10/16/06       287,087        285,195,814
----------------------------------------------------------------------------------------
GOVCO Inc. (Acquired 06/19/06; Cost
  $77,832,178)
  5.36%(b)                                     12/18/06        80,000         78,713,600
----------------------------------------------------------------------------------------
Long Lane Master Trust IV,-Series A
  (CEP-Bank of America, N.A.) (Acquired
  08/21/06; Cost $139,315,644)
  5.26%(b)                                     09/20/06       139,929        139,540,542
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $177,197,437)
  5.33%(b)                                     09/07/06       177,988        177,829,887
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Newport Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/16/06; Cost $49,325,014)
  5.28%(b)                                     11/16/06   $    50,000    $    49,442,403
----------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $49,318,764)
  5.39%(b)                                     10/20/06        50,000         49,633,181
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $123,242,396)
  5.39%(b)                                     10/30/06       125,000        123,896,823
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (CEP-ABN AMRO Bank N.V.) (Acquired
  08/04/06; Cost $94,549,911)
  5.33%(b)(c)                                  09/05/06        95,000         94,943,739
========================================================================================
                                                                           1,937,835,660
========================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.15%

Amsterdam Funding Corp.
  (Acquired 08/15/06; Cost $105,937,720)
  5.29%(b)(c)                                  12/18/06       107,920        106,207,310
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/22/06; Cost $55,003,247)
  5.28%(b)                                     10/23/06        55,508         55,084,659
----------------------------------------------------------------------------------------
Barton Capital LLC,
  (Acquired 08/18/06; Cost $155,485,725)
  5.26%(b)                                     09/21/06       156,262        155,805,368
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $12,720,871)
  5.27%(b)                                     10/04/06        12,809         12,747,122
----------------------------------------------------------------------------------------
Charta LLC,
  (Acquired 08/10/06; Cost $99,209,500)
  5.27%(b)                                     10/03/06       100,000         99,531,555
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $69,549,122)
  5.27%(b)                                     10/11/06        70,000         69,590,111
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $81,877,789)
  5.32%(b)                                     09/26/06        82,475         82,170,301
----------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $73,494,128)
  5.35%(b)                                     09/08/06        74,000         73,923,019
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

CRC Funding LLC
  (Acquired 08/15/06; Cost $99,046,667)
  5.28%(b)                                     10/19/06   $   100,000    $    99,296,000
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/30/06; Cost $75,014,793)
  5.26%(b)                                     09/28/06        75,334         75,036,807
========================================================================================
                                                                             829,392,252
========================================================================================

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-12.10%

Grampian Funding Ltd./LLC,
  (Acquired 05/25/06; Cost $73,309,729)
  5.14%(b)(c)                                  10/30/06        75,000         74,368,823
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $136,300,500)
  5.29%(b)(c)                                  02/07/07       140,000        136,732,108
----------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $155,966,082)
  5.33%(b)                                     09/18/06       156,942        156,546,986
----------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $99,560,833)
  5.27%(b)                                     09/20/06       100,000         99,721,861
----------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $79,648,667)
  5.27%(b)                                     09/21/06        80,000         79,765,778
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $79,648,333)
  5.28%(b)                                     09/21/06        80,000         79,765,556
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $99,585,307)
  5.28%(b)                                     09/22/06       100,025         99,717,215
----------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $101,894,435)
  5.27%(b)                                     09/19/06       102,374        102,104,244
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,560,417)
  5.28%(b)                                     09/20/06       100,000         99,721,597
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $64,714,271)
  5.28%(b)                                     09/21/06        65,000         64,809,514
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06       100,444        100,134,925
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.,
  (Acquired 08/21/06; Cost $149,514,230)
  5.28%(b)                                     09/22/06   $   150,175    $   149,712,461
----------------------------------------------------------------------------------------
  Series 2005-I (Acquired 08/16/06; Cost
  $24,750,667)
  5.28%(b)                                     10/25/06        25,000         24,802,000
----------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp.,
  (Acquired 08/23/06; Cost $184,221,119)
  5.27%(b)                                     09/22/06       185,006        184,437,638
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $75,379,461)
  5.28%(b)                                     09/25/06        75,690         75,423,823
----------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC,
  (Acquired 06/14/06; Cost $57,207,617)
  5.29%(b)(c)                                  12/11/06        58,753         57,881,024
----------------------------------------------------------------------------------------
  (Acquired 08/07/06; Cost $119,450,267)
  5.32%(b)(c)                                  09/07/06       120,000        119,893,600
----------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $122,406,584)
  5.38%(b)(c)                                  10/25/06       124,113        123,111,408
----------------------------------------------------------------------------------------
Sigma Finance Inc.
  (Acquired 03/09/06; Cost $97,455,211)
  4.87%(b)(c)                                  09/13/06       100,000         99,837,567
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 08/22/06; Cost $175,741,057)
  5.27%(b)(c)                                  10/23/06       177,323        175,974,459
----------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $115,289,201)
  5.35%(b)                                     09/12/06       115,892        115,702,549
----------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 8/31/06; Cost $197,525,324)
  5.28%(b)                                     11/30/06       200,165        197,525,324
========================================================================================
                                                                           2,417,690,460
========================================================================================

DIVERSIFIED BANKS-0.49%

HBOS Treasury Services PLC
  5.11%(c)                                     11/22/06       100,000         98,837,194
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.74%

General Electric Capital Corp.
  5.26%                                        12/05/06       150,000        147,917,917
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


REGIONAL BANKS-1.59%

Danske Corp. Series A
  5.27%(c)                                     12/27/06   $   121,845    $   119,758,100
----------------------------------------------------------------------------------------
Northern Rock PLC
  (Acquired 05/25/06; Cost $97,346,917)
  5.14%(b)(c)                                  11/27/06       100,000         98,759,042
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 06/12/06; Cost $97,343,958)
  5.23%(b)                                     12/12/06       100,000         98,519,583
========================================================================================
                                                                             317,036,725
========================================================================================

SPECIALIZED FINANCE-0.23%

CIT Group Inc.
  5.15%                                        11/14/06        47,000         46,502,453
========================================================================================
    Total Commercial Paper (Cost
      $6,697,542,514)                                                      6,697,542,514
========================================================================================

CERTIFICATES OF DEPOSIT-10.62%

Banco Bilbao Vizcaya Argentaria, S.A.,
  4.35%                                        09/29/06        50,000         49,999,813
----------------------------------------------------------------------------------------
  4.76%                                        12/18/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  (United Kingdom),
  5.13%                                        03/26/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.32%                                        04/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        05/08/07        99,000         99,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.45%                                        06/12/07       102,000        102,000,000
----------------------------------------------------------------------------------------
BNP Paribas S.A.,
  5.27%                                        11/27/06        70,000         70,000,000
----------------------------------------------------------------------------------------
  5.50%                                        10/23/06       150,000        150,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  (United Kingdom)
  4.30%                                        09/28/06       100,000        100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC,
  4.75%                                        10/25/06       125,000        125,000,000
----------------------------------------------------------------------------------------
  4.99%                                        02/12/07       100,000         99,995,532
----------------------------------------------------------------------------------------
  5.20%                                        03/30/07       105,000        105,000,000
----------------------------------------------------------------------------------------
  5.31%                                        04/19/07        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.42%                                        06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom),
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.26%                                        12/15/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.26%                                        04/20/07        50,000         50,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Svenska Handelsbanken A.B.,
  4.77%                                        12/19/06   $    60,000    $    60,000,000
----------------------------------------------------------------------------------------
  4.95%                                        02/07/07        50,000         50,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom),
  5.25%                                        11/20/06        75,000         75,000,000
----------------------------------------------------------------------------------------
  5.28%                                        11/24/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        11/08/06        85,000         85,000,000
----------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07       100,000        100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,120,995,345)                                                      2,120,995,345
========================================================================================

VARIABLE RATE DEMAND NOTES-8.04%(E)

INSURED-2.11%(F)

Aerospace Corp.; Series 2006, Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.32%(d)(g)                                  06/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
Alaska (State of) Housing Finance Corp.;
  Series 2002 B, Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.38%(d)(g)                                  12/01/36         3,800          3,800,000
----------------------------------------------------------------------------------------
Baltimore (City of), Maryland (Consolidated
  Public Improvement Project); Series 2003 C,
  Refunding Taxable GO (INS-Financial
  Security Assurance Inc.)
  5.30%(d)(g)                                  10/15/20         4,015          4,015,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  08/01/29        23,900         23,900,000
----------------------------------------------------------------------------------------
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  5.38%(d)(g)                                  08/01/29         4,980          4,980,000
----------------------------------------------------------------------------------------
Denver (City and County of), Colorado School
  District No. 1; Series 2005 B, Taxable COP
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  12/15/18        23,930         23,930,000
----------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.32%(d)(g)                                  05/15/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

INSURED-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  07/01/24   $    31,695    $    31,695,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.);
  5.31%(d)(g)                                  09/01/32        15,370         15,370,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         4,750          4,750,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners II; Series 2001
  Tranche 1 Taxable Student Loan RB (INS-MBIA
  Insurance Corp.) (Acquired 11/14/02; Cost
  $25,000,000)
  5.31%(b)(d)(g)                               09/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  5.31%(b)(d)(g)                               08/01/37        60,000         60,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  5.31%(b)(d)(g)                               08/01/37        40,000         40,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of), Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  RB (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  11/01/15   $     3,700    $     3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency; Series 2006 B, Taxable RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  05/01/28         9,475          9,475,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5,
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  5.31%(d)(g)                                  09/01/35         6,500          6,500,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
  Refunding Special Obligation Taxable RB
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/32        14,130         14,130,000
----------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group); Sub-Series 2005
  B1, Taxable RB (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/22        22,045         22,045,000
========================================================================================
                                                                             422,190,000
========================================================================================

LETTER OF CREDIT ENHANCED-5.93%(H)

422 Capital LLC; Series 2004-A, Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/44        12,000         12,000,000
----------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006, Notes
  (LOC-Wachovia Bank, N.A.)
  5.43%(d)(g)                                  06/01/29         3,000          3,000,000
----------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
  Bonds (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  06/01/17         9,250          9,250,000
----------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.34%(c)(d)(g)                               07/01/26         4,230          4,230,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB, Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  08/01/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

American Association of Retired Persons;
  Series 2001, Floating Rate Notes (LOC-Bank
  of America, N.A.)
  5.31%(d)(g)                                  05/01/31   $    28,700    $    28,700,000
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Development Board;
  Series 2006 A, Refunding
  Taxable IDR (LOC-Allied Irish Banks PLC)
  5.33%(c)(d)(g)                               07/01/26         5,640          5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Bonds
  (LOC-Citizens Bank of Pennsylvania)
  5.38%(d)(g)                                  02/01/15        41,620         41,620,000
----------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  01/01/15        12,750         12,750,000
----------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Bonds (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/08        24,500         24,500,000
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A,
  Taxable RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  09/01/30        13,700         13,700,000
----------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A, Taxable RB
  (LOC-LaSalle Bank, N.A.)
  5.34%(d)(i)                                  02/15/27        17,400         17,400,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I, Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  5.31%(d)(g)                                  12/01/36        61,790         61,790,000
----------------------------------------------------------------------------------------
California (State of) Biola University;
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  5.31%(d)(g)                                  07/01/36        43,400         43,400,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC; Series 2005-B
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  07/01/25   $     1,315    $     1,315,000
----------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(g)                                     06/01/32         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  12/01/12         1,100          1,100,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 1999 F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  12/02/19         7,984          7,984,000
----------------------------------------------------------------------------------------
  Series 2000 B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20         7,239          7,239,000
----------------------------------------------------------------------------------------
  Series 2000 C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  09/01/20         2,537          2,537,000
----------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  09/01/34        18,155         18,155,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  11/01/28         1,995          1,995,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20        11,900         11,900,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments); Series 2006 A, Refunding
  Multi-Family Housing Taxable RB
  (LOC-Federal National Mortgage Association)
  5.30%(d)(g)                                  05/15/36         8,970          8,970,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc.;
  Floating Rate Notes (LOC-Wells Fargo Bank,
  N.A.)
  5.39%(d)(g)                                  02/02/43        14,480         14,480,000
----------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A,
  Taxable RB (LOC-Deutsche Bank A.G.)
  5.38%(c)(d)(g)                               05/01/09        30,190         30,190,000
----------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.43%(d)(g)                                  08/31/16         9,900          9,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004, Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/15   $     8,000    $     8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  07/01/30         5,100          5,100,000
----------------------------------------------------------------------------------------
Folk Financial Services Inc.; Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  5.45%(g)                                     10/15/27           320            320,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  01/01/25        10,745         10,745,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States; Series 2001 A, Taxable
  (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  03/01/33        17,590         17,590,000
----------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.37%(d)(g)                                  03/01/31        18,580         18,580,000
----------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B,
  Refunding RB (LOC-Bank of New York)
  5.31%(d)(g)                                  07/01/35         6,300          6,300,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.33%(d)(g)                                  06/01/25         6,350          6,350,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B, Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  5.31%(d)(g)                                  09/01/31         7,800          7,800,000
----------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  5.38%(d)(g)                                  12/01/39        16,750         16,750,000
----------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003, Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.28%(d)(g)                                  09/01/33         7,270          7,270,000
----------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.34%(d)(g)                                  06/01/26        10,000         10,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B, Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  06/01/20   $       380    $       380,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A,
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $152,050,000)
  5.31%(b)(d)(g)                               02/01/41       152,050        152,050,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/18        55,200         55,200,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  12/01/53         3,575          3,575,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001, Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  5.31%(d)(g)                                  06/01/36        36,300         36,300,000
----------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B, Taxable RB (LOC-Comerica
  Bank)
  5.38%(g)                                     01/01/35         8,810          8,810,000
----------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  5.31%(d)(g)                                  08/01/16         9,660          9,660,000
----------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005, Taxable RB (LOC-Allied Irish Banks
  PLC)
  5.30%(c)(d)(g)                               11/01/35        13,550         13,550,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B, Taxable Refunding
  Limited Obligation RB (LOC-Fifth Third
  Bank)
  5.35%(g)                                     11/01/28         7,760          7,760,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005, Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  10/01/25        21,000         21,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 12/01/04; Cost $7,000,000)
  5.31%(b)(d)(g)                               03/01/19   $     7,000    $     7,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South Project); Series 2005,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 06/01/06; Cost $10,000,000)
  5.31%(b)(d)(g)                               08/01/20        10,000         10,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003, Taxable IDR (LOC-JPMorgan Chase Bank)
  5.34%(d)(g)                                  12/01/27         7,330          7,330,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B,
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  12/01/20         9,000          9,000,000
----------------------------------------------------------------------------------------
Net Magan Two LLC; Series 2006, Taxable Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  04/01/26        15,200         15,200,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Thermal Energy Facilities);
  Series 2001 A, Taxable Marina Energy RB
  (LOC-Wachovia Bank, N.A.)
  5.32%(d)(g)                                  09/01/21         7,700          7,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association of Hunterdon County; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/24         2,305          2,305,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B, Taxable
  RB (LOC-Bank of New York)
  5.20%(d)(g)                                  11/01/37         1,650          1,650,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.33%(d)(g)                                  09/15/07   $     4,600    $     4,600,000
----------------------------------------------------------------------------------------
  Series 2003 H Taxable Service Contract
  Refunding RB (LOC-Dexia Group S.A.)
  5.31%(c)(d)(g)                               09/15/08         7,200          7,200,000
----------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.36%(d)(g)                                  01/01/20         2,110          2,110,000
----------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005, Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/23        11,900         11,900,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  05/01/27         3,270          3,270,000
----------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C, Taxable RB (LOC-Bank of
  America, N.A.)
  5.25%(d)(g)                                  02/15/21         7,500          7,500,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004, Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/14         3,000          3,000,000
----------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000, Floating
  Rate Bonds (LOC-Regions Bank)
  5.35%(d)(g)                                  09/01/20        15,650         15,650,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  5.37%(d)(g)                                  01/01/15         2,800          2,800,000
----------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.40%(d)(j)                                  12/01/25         1,590          1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.28%(d)(g)                                  12/01/22         4,070          4,069,723
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.33%(d)(g)                                  05/01/14        12,930         12,930,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Sabri Arac (The Quarry School); Series 2005,
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  10/01/35   $     7,500    $     7,500,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004, RB (LOC-Bank of America, N.A.)
  5.33%(d)(g)                                  04/01/24         9,530          9,530,000
----------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005, Taxable RB
  (LOC-Allied Irish Banks PLC)
  5.30%(c)(d)(g)                               07/01/33         5,500          5,500,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2002 B Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  11/01/52         9,730          9,730,000
----------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  10/01/53         4,805          4,805,000
----------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.33%(d)(g)                                  07/01/54        10,000         10,000,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  10/01/35        17,600         17,600,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  09/01/17         1,175          1,175,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/26        44,915         44,915,000
----------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004, Taxable
  RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  07/15/26        39,400         39,400,000
----------------------------------------------------------------------------------------
Wake Forest University; Series 1997, Taxable
  RB (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/17         3,400          3,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A, Floating Rate Notes (LOC-Fifth
  Third Bank)
  5.33%(d)(g)                                  05/01/44         9,530          9,530,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D, Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  07/01/25   $     1,900    $     1,900,000
----------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital LLC;
  Series 2003, Taxable RB (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  11/01/23        37,800         37,800,000
========================================================================================
                                                                           1,184,924,723
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,607,114,723)                                                      1,607,114,723
========================================================================================

ASSET-BACKED SECURITIES-6.42%

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-2.03%

Sigma Finance Inc.,
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(b)(c)                                  10/04/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/13/06; Cost $99,990,000)
  5.29%(b)(c)(j)                               03/19/07       100,000         99,994,607
----------------------------------------------------------------------------------------
  (Acquired 06/09/06; Cost $100,000,000)
  5.50%(b)(c)                                  07/11/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $155,000,000)
  5.51%(b)(c)                                  08/13/07       155,000        155,000,000
========================================================================================
                                                                             404,994,607
========================================================================================

DIVERSIFIED BANKS-0.23%

Lothian Mortgages Master Issuer PLC; Series
  2006-1A, Class A1, Floating Rate Bonds
  (Acquired 05/05/06; Cost $45,333,000)
  5.30%(b)(c)(j)                               04/24/07        45,333         45,333,000
========================================================================================

FULLY BACKED-1.39%

RACERS Trust; Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,000,000)
  5.35%(b)(j)                                  01/22/07       279,000        279,000,000
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.52%

Wachovia Asset Securitization Issuance LLC;
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 09/07/05;
  Cost $104,365,715)
  5.31%(b)(j)(k)                               11/25/34   $   104,366    $   104,365,715
========================================================================================

STRUCTURED-2.25%

Granite Master Issuer PLC; Series 2006-1A,
  Class A1, Floating Rate Bonds (Acquired
  01/18/06; Cost $150,000,000)
  5.30%(b)(c)(j)                               01/20/07       150,000        150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgage PLC; Series 12A, Class A1,
  Floating Rate Bonds (Acquired 07/14/06;
  Cost $95,000,000)
  5.31%(b)(c)(k)(l)                            05/17/07        95,000         95,000,000
----------------------------------------------------------------------------------------
Permanent Financing PLC; Series 9A, Class 1A,
  Floating Rate Bonds (Acquired 03/15/06;
  Cost $109,000,000)
  5.34%(b)(c)(j)                               03/10/07       109,000        109,000,000
----------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./Corp.; Series
  2004-1A, Class AMME, Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  5.35%(b)(c)(l)                               09/15/06        95,000         95,000,000
========================================================================================
                                                                             449,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $1,282,693,322)                                                      1,282,693,322
========================================================================================

MASTER NOTE AGREEMENTS-5.11%(M)

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $113,800,000)
  5.43%(b)(d)(i)(n)                                 --        113,800        113,800,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $907,000,000)
  5.44%(b)(d)(i)                               12/06/06       907,000        907,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $1,020,800,000)                                                      1,020,800,000
========================================================================================

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-4.35%

Allstate Life Global Funding Floating Rate
  MTN
  5.32%(j)                                     01/26/07   $    50,000    $    50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN (Acquired 11/18/03; Cost
  $130,000,000)
  5.39%(b)(j)                                  08/16/07       130,000        130,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  5.47%(b)(j)                                  07/06/07       140,000        140,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A.
  Floating Rate MTN (Acquired 06/23/06; Cost
  $100,000,000)
  5.48%(b)(c)(l)                               08/23/07       100,000        100,000,000
----------------------------------------------------------------------------------------
MetLife Global Funding I,
  Floating Rate MTN (Acquired 08/20/03; Cost
  $90,000,000)
  5.39%(b)(j)                                  09/14/07        90,000         90,000,000
----------------------------------------------------------------------------------------
  (Acquired 04/03/03; Cost $149,342,050)
  5.43%(b)(j)                                  08/28/07       149,300        149,317,728
----------------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp.
  Sec. Floating Rate MTN
  5.39%(j)                                     08/01/07        50,000         50,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada
  Floating Rate Yankee MTN
  5.40%(c)(j)                                  06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  Sr. Unsec. Floating Rate MTN (Acquired
  04/14/05; Cost $60,000,000)
  5.32%(b)(c)(j)                               08/21/07        60,000         60,000,000
========================================================================================
    Total Medium-Term Notes (Cost
      $869,317,728)                                                          869,317,728
========================================================================================

PROMISSORY NOTES-4.18%

Goldman Sachs Group, Inc. (The),
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%(b)(o)                                  10/03/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  5.38%(b)(i)(o)                               09/18/06        35,000         35,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.38%(b)(i)(o)                               11/07/06       100,000        100,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

PROMISSORY NOTES-(CONTINUED)

  (Acquired 02/06/06; Cost $200,000,000)
  5.39%(b)(i)(o)                               12/04/06   $   200,000    $   200,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.42%(b)(j)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.43%(b)(i)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.52%(b)(l)(o)                               11/07/06       100,000        100,000,000
========================================================================================
    Total Promissory Notes (Cost
      $835,000,000)                                                          835,000,000
========================================================================================

FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/25/06; Cost $100,000,000)
  5.46%(b)(l)(o)                               08/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/05; Cost $110,000,000)
  5.47%(b)(l)(o)                               11/21/06       110,000        110,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/05/06; Cost $253,000,000)
  5.57%(b)(l)(o)                               04/05/07       253,000        253,000,000
========================================================================================
    Total Funding Agreements (Cost
      $463,000,000)                                                          463,000,000
========================================================================================

TIME DEPOSITS-1.87%

Calyon S.A. (Cayman Islands)
  5.30%(d)                                     09/01/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Dexia Bank S.A. (Belgium)
  5.29%(d)                                     09/01/06       102,000        102,000,000
----------------------------------------------------------------------------------------
Suntrust Bank (Cayman Islands)
  5.30%(d)                                     09/01/06       171,595        171,595,576
========================================================================================
    Total Time Deposits (Cost $373,595,576)                                  373,595,576
========================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

OVERSEAS PRIVATE INVESTMENT CORP.-0.03%

Floating Rate Notes, 5.31%(d)(e)(g)
  (Cost $6,500,000)                            12/31/10         6,500          6,500,000
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.46% (Cost $15,276,559,208)                               15,276,559,208
========================================================================================

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-24.61%(P)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08) 5.23%, 09/01/06                      $10,001,453    $    10,000,000
----------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35) 5.29%,
  09/01/06                                                485,071,268        485,000,000
----------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259; 4.50%-8.13%,
  08/15/21-02/15/36) 5.23%, 09/01/06                       10,001,453         10,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                                          10,001,456         10,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46) 5.28%, 09/01/06                       14,488,997         14,486,872
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $656,381,668 (collateralized by U.S.
  Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                                         262,942,590        262,904,104
----------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $225,032,938 (collateralized by U.S.
  Treasury obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%, 09/01/06                                          75,010,979         75,000,000
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                           REPURCHASE
                                                             AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $1,106,165,055 (collateralized by Corporate
  obligations valued at $1,148,417,257;
  0%-7.88%, 09/22/06-12/01/49) 5.37%,
  09/01/06(c)                                             $685,516,331   $   685,414,042
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/07)
  5.24%, 09/01/06                                          10,001,456         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,149,236
  (collateralized by Corporate obligations
  valued at $1,050,000; 0%-7.72%,
  12/20/09-03/15/49) 5.37%, 09/01/06                      516,077,006        516,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066; 3.88%-12.00%,
  08/15/07-08/15/13) 5.23%, 09/01/06                       10,001,453         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $700,102,472 (collateralized
  by U.S. Government obligations valued at
  $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                                         195,028,546        195,000,000
----------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $400,058,556 (collateralized
  by U.S. Government obligations valued at
  $408,004,601; 0%, 11/29/06-06/23/33) 5.27%,
  09/01/06                                                249,036,451        249,000,000
----------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28) 5.24%, 09/01/06                       10,001,456         10,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, maturing value $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,000;
  3.00%-5.00%, 04/15/09-11/01/19) 5.29%,
  09/01/06                                                $200,029,389   $   200,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $600,089,375 (collateralized by Corporate
  obligations valued at $630,000,001;
  5.11%-6.09%, 11/25/35-04/25/36) 5.36%,
  09/01/06(c)                                             299,349,370        299,304,786
----------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,390 (collateralized by U.S.
  Treasury
  obligations valued at $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28) 5.24%,
  09/01/06                                                 10,001,456         10,000,000
----------------------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,667 (collateralized by U.S.
  Government obligations valued at
  $255,000,000; 4.00%-7.00%,
  09/01/17-06/01/36) 5.28%, 09/01/06                      170,024,933        170,000,000
----------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $800,117,333 (collateralized
  by U.S. Government obligations valued at
  $816,006,506; 0%-8.13%, 02/17/09-02/01/37)
  5.28%, 09/01/06                                         606,171,202        606,082,310
----------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                                          10,001,453         10,000,000
----------------------------------------------------------------------------------------
Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                                          10,001,444         10,000,000
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                           REPURCHASE
                                                             AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10) 5.24%,
  09/01/06                                                $10,001,456    $    10,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917
  (collateralized by U.S. Government
  obligations valued at $308,544,973;
  4.38%-5.67%, 10/15/06-07/15/16) 5.27%,
  09/01/06                                                100,014,639        100,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%-5.50%, 09/01/33-04/01/35) 5.28%,
  09/01/06                                                360,052,800        360,000,000
----------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,485;
  0%-9.00%, 01/15/08-07/01/36) 5.29%,
  09/01/06                                                 65,009,551         65,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/06,
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,597; 5.00%-7.00%,
  06/01/18-08/01/36) 5.28%, 09/01/06                      250,036,667        250,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury
  obligations valued at $510,002,402;
  4.38%-12.00%, 11/15/08-08/15/13) 5.23%,
  09/01/06                                                 44,692,059         44,685,567
----------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,663; 4.50%-6.25%,
  07/20/15-02/15/36) 5.28%, 09/01/06                      200,029,333        200,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,074,722 (collateralized
  by $525,000,001; 0%-7.77%,
  06/01/30-07/15/45) 5.38%, 09/01/06                      $39,570,584    $    39,564,671
========================================================================================
    Total Repurchase Agreements (Cost
      $4,917,442,352)                                                      4,917,442,352
========================================================================================
TOTAL INVESTMENTS-101.07% (Cost
  $20,194,001,560)(q)(r)                                                  20,194,001,560
========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.07)%                                       (213,176,148)
========================================================================================
NET ASSETS-100.00%                                                       $19,980,825,412
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $10,949,387,900, which represented 54.80% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.5%; Netherlands: 6.1%; other countries less than 5%:
    13.3%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2006.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(n) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(o) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2006 was $1,298,000,000, which represented 6.50% of the Fund's Net Assets.
(p) Principal amount equals value at period end. See Note 1I.
(q) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,276,559,208)                           $15,276,559,208
------------------------------------------------------------
Repurchase agreements (cost $4,917,442,352)    4,917,442,352
============================================================
    Total investments (cost
      $20,194,001,560)                        20,194,001,560
============================================================
Interest receivable                               76,631,207
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  721,110
------------------------------------------------------------
Other assets                                         156,062
============================================================
    Total assets                              20,271,509,939
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          197,525,324
------------------------------------------------------------
  Dividends                                       89,248,216
------------------------------------------------------------
  Amount due custodian                               151,411
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,053,379
------------------------------------------------------------
Accrued distribution fees                            675,453
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            47,069
------------------------------------------------------------
Accrued transfer agent fees                          222,043
------------------------------------------------------------
Accrued operating expenses                           761,632
============================================================
    Total liabilities                            290,684,527
============================================================
Net assets applicable to shares outstanding  $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $19,979,942,922
------------------------------------------------------------
Undistributed net investment income                2,058,268
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,175,778)
============================================================
                                             $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,058,663,790
____________________________________________________________
============================================================
Private Investment Class                     $   980,680,864
____________________________________________________________
============================================================
Personal Investment Class                    $    64,434,095
____________________________________________________________
============================================================
Cash Management Class                        $ 2,713,882,007
____________________________________________________________
============================================================
Reserve Class                                $    17,423,930
____________________________________________________________
============================================================
Resource Class                               $ 1,089,106,989
____________________________________________________________
============================================================
Corporate Class                              $    56,633,737
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,057,862,078
____________________________________________________________
============================================================
Private Investment Class                         980,689,765
____________________________________________________________
============================================================
Personal Investment Class                         64,436,249
____________________________________________________________
============================================================
Cash Management Class                          2,713,813,934
____________________________________________________________
============================================================
Reserve Class                                     17,428,040
____________________________________________________________
============================================================
Resource Class                                 1,089,107,807
____________________________________________________________
============================================================
Corporate Class                                   56,604,547
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $916,874,178
==========================================================================
EXPENSES:

Advisory fees                                                   29,796,541
--------------------------------------------------------------------------
Administrative services fees                                     1,105,931
--------------------------------------------------------------------------
Custodian fees                                                     846,529
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       5,034,691
--------------------------------------------------------------------------
  Personal Investment Class                                        553,477
--------------------------------------------------------------------------
  Cash Management Class                                          2,922,764
--------------------------------------------------------------------------
  Reserve Class                                                    580,623
--------------------------------------------------------------------------
  Resource Class                                                 1,963,216
--------------------------------------------------------------------------
  Corporate Class                                                  190,325
--------------------------------------------------------------------------
Transfer agent fees                                              2,833,511
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          534,130
--------------------------------------------------------------------------
Other                                                            1,573,809
==========================================================================
    Total expenses                                              47,935,547
==========================================================================
Less: Fees waived                                              (15,657,747)
==========================================================================
    Net expenses                                                32,277,800
==========================================================================
Net investment income                                          884,596,378
==========================================================================
Net realized gain from investment securities                       911,060
==========================================================================
Net increase in net assets resulting from operations          $885,507,438
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006               2005
------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $   884,596,378    $   445,613,914
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 911,060           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          885,507,438        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (639,998,716)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (42,306,265)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,936,707)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (127,479,313)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,939,893)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (42,131,448)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (27,804,036)        (1,786,918)
================================================================================================
    Total distributions from net investment income               (884,596,378)      (445,613,914)
================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (478,590)                --
------------------------------------------------------------------------------------------------
  Private Investment Class                                            (33,284)                --
------------------------------------------------------------------------------------------------
  Personal Investment Class                                            (1,910)                --
------------------------------------------------------------------------------------------------
  Cash Management Class                                               (76,508)                --
------------------------------------------------------------------------------------------------
  Reserve Class                                                          (538)                --
------------------------------------------------------------------------------------------------
  Resource Class                                                      (32,914)                --
------------------------------------------------------------------------------------------------
  Corporate Class                                                      (1,728)                --
================================================================================================
    Total distributions from net realized gains                      (625,472)                --
================================================================================================
    Decrease in net assets resulting from distributions          (885,221,850)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,776,520,511     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        171,846,264       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        18,242,840         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (695,502,781)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (110,822,387)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                  186,260,377        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                (409,826,741)       466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         1,936,718,083     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       1,937,003,671     (1,868,307,533)
================================================================================================

NET ASSETS:

  Beginning of year                                            18,043,821,741     19,912,129,274
================================================================================================
  End of year (including undistributed net investment income
    of $2,058,268 and $2,683,741, respectively)               $19,980,825,412    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

LIQUID ASSETS PORTFOLIO

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $12,836,243.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $1,105,931.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $2,830,660.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $3,020,815, $405,883, $2,338,211, $505,142, $1,963,216 and $190,325,
respectively, after FMC waived Plan fees of $2,013,876, $147,594, $584,553 and $75,481, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $76,446 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

LIQUID ASSETS PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $885,221,850    $445,613,914
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
-------------------------------------------------------------------------------
Undistributed ordinary income                                   $     3,827,343
-------------------------------------------------------------------------------
Temporary book/tax differences                                       (1,769,075)
-------------------------------------------------------------------------------
Capital loss carryforward                                            (1,175,778)
-------------------------------------------------------------------------------
Shares of beneficial interest                                    19,979,942,922
===============================================================================
  Total net assets                                              $19,980,825,412
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $874,013 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $1,175,778
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2006, undistributed net investment income was decreased by $625,473, undistributed net realized gain (loss) was increased by $625,473. This reclassification had no effect on the net assets of the Fund.

LIQUID ASSETS PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2006(A)                                   2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               235,557,317,240    $ 235,557,317,240     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           12,809,831,465       12,809,831,465       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           1,080,146,099        1,080,146,099         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              50,246,286,171       50,246,286,171      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         213,645,752          213,645,752         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,216,417,009        8,216,417,009      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 12,038,432,670       12,038,432,670       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   308,390,126          308,390,126         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               23,640,815           23,640,815           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,430,778            1,430,778             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  82,949,222           82,949,222          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           2,069,873            2,069,873           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         37,352,491           37,352,491          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     13,737,375           13,737,375             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (233,089,186,855)    (233,089,186,855)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (12,661,626,016)     (12,661,626,016)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (1,063,334,037)      (1,063,334,037)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (51,024,738,174)     (51,024,738,174)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (326,538,012)        (326,538,012)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,067,509,123)      (8,067,509,123)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                (12,461,996,786)     (12,461,996,786)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      1,936,718,083    $   1,936,718,083      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 19% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
() In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

LIQUID ASSETS PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.02      0.005       0.01       0.02
--------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                      0.00          0.00     (0.000)      0.00       0.00
====================================================================================================================
    Total from investment operations                             0.04          0.02      0.005       0.01       0.02
====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)        (0.02)    (0.005)     (0.01)     (0.02)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.00)           --         --         --         --
====================================================================================================================
    Total distributions                                         (0.04)        (0.02)    (0.005)     (0.01)     (0.02)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  4.00%         1.94%      0.50%      0.77%      1.65%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $64,434       $46,190    $48,166    $47,266    $30,277
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)      0.67%      0.67%      0.66%      0.61%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.93%(b)      0.94%      0.93%      0.92%      0.94%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets             3.95%(b)      1.89%      0.49%      0.79%      1.62%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $73,796,974.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-67.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/ LEASES-2.37%

Fountain Square Commercial Funding Corp.
  (Acquired 08/30/06; Cost $49,780,833)
  5.26%(b)                                     09/29/06   $     50,000   $   49,795,445
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $30,873,927)
  5.37%(b)                                     09/15/06         31,134       31,068,982
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $19,249,268)
  5.37%(b)                                     09/19/06         19,391       19,338,935
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $40,435,516)
  5.37%(b)                                     09/25/06         40,770       40,624,043
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $45,969,814)
  5.37%(b)                                     09/28/06         46,371       46,184,241
=======================================================================================
                                                                            187,011,646
=======================================================================================

ASSET-BACKED SECURITIES- CONSUMER RECEIVABLES-5.94%

Old Line Funding, LLC
  (Acquired 08/18/06; Cost $25,566,270)
  5.26%(b)                                     09/12/06         25,660       25,618,759
---------------------------------------------------------------------------------------
  (Acquired 08/24/06; Cost $25,001,877)
  5.26%(b)                                     10/16/06         25,197       25,031,330
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $69,500,667)
  5.35%(b)                                     09/07/06         70,000       69,937,583
---------------------------------------------------------------------------------------
  (Acquired 07/20/06; Cost $49,650,111)
  5.36%(b)                                     09/05/06         50,000       49,970,222
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  (Acquired 08/11/06; Cost $38,811,833)
  5.26%(b)                                     09/20/06         39,040       38,931,621
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,327,889)
  5.26%(b)                                     10/03/06        100,000       99,532,444
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $33,720,747)
  5.26%(b)                                     10/10/06         34,000       33,805,520
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-(CONTINUED)

  (Acquired 08/09/06; Cost $23,950,599)
  5.27%(b)                                     10/03/06   $     24,145   $   24,031,894
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $46,662,866)
  5.27%(b)                                     10/05/06         47,000       46,766,071
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $15,074,151)
  5.28%(b)                                     10/06/06         15,190       15,112,025
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $28,744,483)
  5.35%(b)                                     09/05/06         28,951       28,933,790
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $11,824,883)
  5.36%(b)                                     09/07/06         11,910       11,899,360
=======================================================================================
                                                                            469,570,619
=======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-8.38%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 08/30/06; Cost
  $36,597,754)
  5.27%(b)                                     09/21/06         36,716       36,608,504
---------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.) (Acquired 08/29/06; Cost
  $74,615,729)
  5.27%(b)                                     10/03/06         75,000       74,648,667
---------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC
  Series A (Multi CEP's-Liberty Hampshire
  Co., LLC; agent) (Acquired 07/19/06; Cost
  $80,185,945)
  5.36%(b)                                     09/12/06         80,848       80,715,589
---------------------------------------------------------------------------------------
Long Lane Master Trust IV
  Series A (CEP-Bank of America Corp.)
  (Acquired 08/29/06; Cost $49,780,417)
  5.27%(b)                                     09/28/06         50,000       49,802,375
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $50,223,046)
  5.27%(b)                                     09/29/06         50,452       50,245,203
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/18/06; Cost $49,758,917)
  5.26%(b)                                     09/20/06   $     50,000   $   49,861,194
---------------------------------------------------------------------------------------
  (Acquired 08/30/06; Cost $74,615,729)
  5.27%(b)                                     10/04/06         75,000       74,637,687
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $74,604,750)
  5.27%(b)                                     10/06/06         75,000       74,615,729
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,792,722)
  5.33%(b)                                     09/01/06         50,000       50,000,000
---------------------------------------------------------------------------------------
Three Rivers Funding Corp. (CEP-Mellon Bank,
  N.A.)
  (Acquired 08/16/06; Cost $50,000,745)
  5.26%(b)                                     09/18/06         50,243       50,118,202
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $31,894,729)
  5.27%(b)                                     09/26/06         32,026       31,908,794
---------------------------------------------------------------------------------------
Triple-A One Funding Corp., (CEP-MBIA
  Insurance Corp.)
  (Acquired 08/30/06; Cost $11,986,144)
  5.27%(b)                                     10/26/06         12,087       11,989,683
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $27,179,553)
  5.33%(b)                                     09/06/06         27,313       27,292,781
=======================================================================================
                                                                            662,444,408
=======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-24.43%

Atlantic Asset Securitization Corp.
  (Acquired 07/19/06; Cost $11,478,230)
  5.36%(b)                                     09/12/06         11,573       11,554,046
---------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 08/10/06; Cost $49,802,750)
  5.26%(b)                                     09/06/06         50,000       49,963,472
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $74,389,596)
  5.26%(b)                                     10/04/06         74,915       74,553,785
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $99,196,389)
  5.26%(b)                                     10/05/06        100,000       99,503,222
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 08/28/06; Cost $29,806,767)
  5.27%(b)                                     10/11/06   $     30,000   $   29,824,333
---------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $59,565,533)
  5.32%(b)                                     09/26/06         60,000       59,778,333
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,316,389)
  5.35%(b)                                     09/08/06        100,000       99,895,972
---------------------------------------------------------------------------------------
  (Acquired 07/17/06; Cost $90,166,062)
  5.35%(b)                                     09/13/06         90,950       90,787,806
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $96,963,885)
  5.35%(b)                                     09/07/06         97,500       97,413,063
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  5.26%                                        10/02/06        150,000      149,320,583
---------------------------------------------------------------------------------------
  5.27%                                        10/16/06        100,000       99,341,250
---------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/09/06; Cost $45,455,687)
  5.26%(b)                                     09/25/06         45,770       45,609,500
---------------------------------------------------------------------------------------
  (Acquired 08/10/06; Cost $24,828,319)
  5.26%(b)                                     09/26/06         25,000       24,908,681
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $40,521,725)
  5.26%(b)                                     10/05/06         40,850       40,647,066
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $34,733,067)
  5.28%(b)                                     10/06/06         35,000       34,820,333
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,637,264)
  5.33%(b)                                     09/22/06         50,000       49,844,542
---------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $49,628,472)
  5.35%(b)                                     09/13/06         50,000       49,910,833
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $99,166,222)
  5.36%(b)                                     09/13/06        100,000       99,821,333
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $8,623,575)
  5.36%(b)                                     09/18/06          8,700        8,677,979
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $40,552,895)
  5.36%(b)                                     09/19/06         40,900       40,790,388
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/22/06; Cost $46,417,184)
  5.27%(b)                                     10/12/06         46,766       46,485,580
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp.
  (Acquired 08/10/06; Cost $20,137,311)
  5.26%(b)                                     09/08/06   $     20,223   $   20,202,317
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $89,925,195)
  5.26%(b)                                     10/10/06         90,627       90,110,577
---------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC
  (Acquired 08/10/06; Cost $15,600,615)
  5.26%(b)                                     09/08/06         15,667       15,650,976
---------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $51,417,817)
  5.26%(b)                                     10/04/06         51,842       51,592,035
---------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/11/06; Cost $99,327,889)
  5.26%(b)                                     09/26/06        100,000       99,634,722
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,360,972)
  5.35%(b)                                     09/05/06        100,000       99,940,556
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $99,390,694)
  5.35%(b)                                     09/11/06        100,000       99,851,389
---------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  (Acquired 08/21/06; Cost $99,561,667)
  5.26%(b)                                     09/20/06        100,000       99,722,389
---------------------------------------------------------------------------------------
Yorktown Capital LLC
  5.35%                                        09/14/06         50,000       49,903,403
=======================================================================================
                                                                          1,930,060,464
=======================================================================================

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-7.47%

Galaxy Funding Inc.
  (Acquired 08/29/06; Cost $14,872,883)
  5.26%(b)                                     10/26/06         15,000       14,879,458
---------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.
  (Acquired 08/17/06; Cost $64,695,511)
  5.27%(b)                                     09/18/06         65,000       64,838,240
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $49,780,417)
  5.27%(b)                                     09/21/06         50,000       49,853,611
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06        100,444      100,134,926
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.
  Series 2005-I
  (Acquired 08/24/06; Cost $85,728,058)
  5.28%(b)                                     09/27/06   $     86,145   $   85,816,500
---------------------------------------------------------------------------------------
  (Acquired 08/14/06; Cost $138,802,300)
  5.31%(b)                                     10/11/06        140,000      139,174,000
---------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/29/06; Cost $49,955,226)
  5.28%(b)                                     09/28/06         50,176       49,977,303
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $9,948,667)
  5.28%(b)                                     10/05/06         10,000        9,950,133
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $39,794,472)
  5.29%(b)                                     09/19/06         40,000       39,894,300
---------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 08/10/06; Cost $35,243,496)
  5.27%(b)                                     09/15/06         35,425       35,352,399
=======================================================================================
                                                                            589,870,870
=======================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-1.01%

Ciesco, LLC
  (Acquired 08/30/06; Cost $29,793,983)
  5.26%(b)                                     10/16/06         30,000       29,802,750
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $49,642,028)
  5.26%(b)                                     10/17/06         50,000       49,663,944
=======================================================================================
                                                                             79,466,694
=======================================================================================

CONSUMER FINANCE-4.10%

Toyota Motor Credit Corp.
  5.25%                                        09/25/06        100,000       99,650,000
---------------------------------------------------------------------------------------
  5.25%                                        09/27/06        125,000      124,526,042
---------------------------------------------------------------------------------------
  5.26%                                        10/12/06        100,000       99,400,944
=======================================================================================
                                                                            323,576,986
=======================================================================================

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

DIVERSIFIED BANKS-7.50%

Bank of America Corp.
  5.28%                                        10/13/06   $    150,000   $  149,076,875
---------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.26%                                        10/06/06         70,000       69,642,028
---------------------------------------------------------------------------------------
  5.27%                                        09/21/06        100,000       99,707,222
---------------------------------------------------------------------------------------
  5.31%                                        09/18/06        100,000       99,749,250
---------------------------------------------------------------------------------------
  5.35%                                        09/14/06        125,000      124,758,507
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.25%                                        09/29/06         50,000       49,795,833
=======================================================================================
                                                                            592,729,715
=======================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.26%                                        09/29/06        100,000       99,590,889
=======================================================================================

INVESTMENT BANKING & BROKERAGE-1.90%

Bear, Stearns & Co., Inc.
  5.27%                                        09/11/06         75,000       74,890,208
---------------------------------------------------------------------------------------
  5.31%                                        09/12/06         75,000       74,878,313
=======================================================================================
                                                                            149,768,521
=======================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.16%

General Electric Capital Corp.
  5.34%                                        09/06/06        100,000       99,925,833
---------------------------------------------------------------------------------------
  5.35%                                        09/15/06        150,000      149,687,917
=======================================================================================
                                                                            249,613,750
=======================================================================================
    Total Commercial Paper (Cost
      $5,333,704,562)                                                     5,333,704,562
=======================================================================================

MASTER NOTE AGREEMENTS-9.30%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  5.43%(b)(c)(d)(e)                                 --         335,000      335,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $400,000,000)
  5.44%(b)(c)(d)                               12/06/06        400,000      400,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $735,000,000)                                                         735,000,000
=======================================================================================

CERTIFICATE OF DEPOSIT-1.26%

Wells Fargo Bank, N.A.
  5.26%
  (Cost $100,000,000)                          09/28/06        100,000      100,000,000
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-1.13%

FEDERAL HOME LOAN BANK (FHLB)-1.13%

Unsec. Disc. Notes,
  4.98%(a)(c)
  (Cost $89,211,000)                           09/01/06   $     89,211   $   89,211,000
=======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-79.21% (Cost $6,257,915,562)                                6,257,915,562
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-21.20%(F)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35)
  5.29%, 09/01/06                               375,055,104      375,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46)
  5.28%, 09/01/06                               485,585,336      485,513,128
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,073,472 (collateralized
  by U.S. Government obligations valued at
  $510,002,603; 0%-6.30%, 09/21/06-05/25/35)
  5.29%, 09/01/06                               245,036,001      245,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $275,040,257 (collateralized by U.S.
  Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                               124,018,152      124,000,000
----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,800; 3.63%-7.25%,
  01/15/10-02/15/26)
  5.27%, 09/01/06                              $ 99,014,493   $   99,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-
  07/15/16)
  5.27%, 09/01/06                                49,007,173       49,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                                49,007,173       49,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                              $ 50,007,320   $   50,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $1,674,513,128)                                          1,674,513,128
============================================================================
TOTAL INVESTMENTS-100.41%
  (Cost $7,932,428,690)(g)(h)                                  7,932,428,690
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,469,635)
============================================================================
NET ASSETS-100.00%                                            $7,899,959,055
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:
(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $4,354,859,466, which represented 55.13% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 1I.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   Entities                               Percentage
   -------------------------------------------------
   Merrill Lynch & Co.                        5.1%
   -------------------------------------------------
   MBIA Insurance Corp.                       5.1
   -------------------------------------------------
   Corporate Receivables Corp.                5.0
   -------------------------------------------------
   Other Entities Less than 5%               64.0
   -------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $6,257,915,562)                       $6,257,915,562
------------------------------------------------------------
Repurchase agreements (cost $1,674,513,128)    1,674,513,128
============================================================
    Total investments (cost $7,932,428,690)    7,932,428,690
============================================================
Cash                                                 537,504
------------------------------------------------------------
Interest receivable                                1,974,393
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               382,058
------------------------------------------------------------
Other assets                                         242,275
============================================================
    Total assets                               7,935,564,920
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       33,942,532
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 954,141
------------------------------------------------------------
Accrued distribution fees                            485,381
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            18,603
------------------------------------------------------------
Accrued transfer agent fees                           60,734
------------------------------------------------------------
Accrued operating expenses                           144,474
============================================================
    Total liabilities                             35,605,865
============================================================
Net assets applicable to shares outstanding   $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,899,183,740
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,723,581,759
____________________________________________________________
============================================================
Private Investment Class                      $  591,306,048
____________________________________________________________
============================================================
Personal Investment Class                     $  299,205,254
____________________________________________________________
============================================================
Cash Management Class                         $1,378,963,716
____________________________________________________________
============================================================
Reserve Class                                 $   55,891,911
____________________________________________________________
============================================================
Resource Class                                $  325,328,483
____________________________________________________________
============================================================
Corporate Class                               $  525,681,884
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,724,130,288
____________________________________________________________
============================================================
Private Investment Class                         591,410,699
____________________________________________________________
============================================================
Personal Investment Class                        299,159,759
____________________________________________________________
============================================================
Cash Management Class                          1,379,029,281
____________________________________________________________
============================================================
Reserve Class                                     55,900,638
____________________________________________________________
============================================================
Resource Class                                   325,301,173
____________________________________________________________
============================================================
Corporate Class                                  525,681,886
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $357,215,045
==========================================================================

EXPENSES:

Advisory fees                                                   11,529,681
--------------------------------------------------------------------------
Administrative services fees                                       740,594
--------------------------------------------------------------------------
Custodian fees                                                     323,263
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,702,340
--------------------------------------------------------------------------
  Personal Investment Class                                      1,489,927
--------------------------------------------------------------------------
  Cash Management Class                                          1,100,191
--------------------------------------------------------------------------
  Reserve Class                                                    584,640
--------------------------------------------------------------------------
  Resource Class                                                   738,592
--------------------------------------------------------------------------
  Corporate Class                                                   64,794
--------------------------------------------------------------------------
Transfer agent fees                                              1,073,970
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          207,591
--------------------------------------------------------------------------
Other                                                              766,951
==========================================================================
    Total expenses                                              21,322,534
==========================================================================
Less: Fees waived                                               (7,331,572)
==========================================================================
    Net expenses                                                13,990,962
==========================================================================
Net investment income                                          343,224,083
==========================================================================
Net increase in net assets resulting from operations          $343,224,083
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  343,224,083    $  178,072,841
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (234,363,354)     (132,543,246)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (22,943,890)      (10,087,540)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (8,010,719)       (2,686,889)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (49,228,142)      (26,260,251)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,108,618)       (1,179,613)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (16,193,048)       (4,869,787)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (10,376,312)         (445,515)
==============================================================================================
    Decrease in net assets resulting from distributions         (343,224,083)     (178,072,841)
==============================================================================================
Share transactions-net:
  Institutional Class                                            156,376,625      (471,754,840)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        34,597,047       163,089,734
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      136,456,690        50,823,802
----------------------------------------------------------------------------------------------
  Cash Management Class                                          469,909,700       338,989,930
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (10,802,596)      (41,624,169)
----------------------------------------------------------------------------------------------
  Resource Class                                                  53,456,001       120,089,040
----------------------------------------------------------------------------------------------
  Corporate Class                                                471,719,805        53,962,081
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,311,713,272       213,575,578
==============================================================================================
    Net increase in net assets                                 1,311,713,272       213,575,578
==============================================================================================

NET ASSETS:

  Beginning of year                                            6,588,245,783     6,374,670,205
==============================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $7,899,959,055    $6,588,245,783
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

STIC PRIME PORTFOLIO

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $5,409,562.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $740,594.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $1,073,948.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,621,404, $1,092,613, $880,153, $508,637,
$590,873 and $64,794, respectively, after FMC waived Plan fees of $1,080,936, $397,314, $220,038, $76,003, $147,719 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

STIC PRIME PORTFOLIO


    During the year ended August 31, 2006, the Fund paid legal fees of $31,632 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                      2006              2005
-------------------------------------------------
Distributions
  paid from
  ordinary
  income          $343,224,083      $178,072,841
_________________________________________________
=================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                         2006
-----------------------------------
Undistributed
  ordinary
  income            $    1,610,921
-----------------------------------
Temporary
  book/tax
  differences             (831,673)
-----------------------------------
Capital loss
  carryforward              (3,933)
-----------------------------------
Shares of
  beneficial
  interest           7,899,183,740
===================================
  Total net
    assets          $7,899,959,055
___________________________________
===================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
  Total capital loss carryforward                                  $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

STIC PRIME PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                     CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                             --------------------------------------------------------------------------
                                           2006(A)                                 2005
                             -----------------------------------    -----------------------------------
                                 SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         33,727,337,322    $ 33,727,337,322     38,044,055,385    $ 38,044,055,385
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                      6,975,212,707       6,975,212,707      3,734,409,091       3,734,409,091
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                      2,420,656,917       2,420,656,917      1,862,479,095       1,862,479,095
-------------------------------------------------------------------------------------------------------
  Cash Management Class        7,143,960,542       7,143,960,542     11,166,697,981      11,166,697,981
-------------------------------------------------------------------------------------------------------
  Reserve Class                  668,911,725         668,911,725        966,008,702         966,008,702
-------------------------------------------------------------------------------------------------------
  Resource Class               1,598,272,098       1,598,272,098        919,164,686         919,164,686
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)           4,332,035,717       4,332,035,717        107,506,448         107,506,448
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             37,481,766          37,481,766         12,876,809          12,876,809
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                         12,775,508          12,775,508          3,625,287           3,625,287
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                          5,098,789           5,098,789          1,784,833           1,784,833
-------------------------------------------------------------------------------------------------------
  Cash Management Class           26,506,712          26,506,712          8,835,534           8,835,534
-------------------------------------------------------------------------------------------------------
  Reserve Class                    1,760,454           1,760,454          1,038,031           1,038,031
-------------------------------------------------------------------------------------------------------
  Resource Class                  10,200,599          10,200,599          2,753,464           2,753,464
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)               5,381,192           5,381,192            281,276             281,276
=======================================================================================================
Reacquired:
  Institutional Class        (33,608,442,463)    (33,608,442,463)   (38,528,687,034)    (38,528,687,034)
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                     (6,953,391,168)     (6,953,391,168)    (3,574,944,644)     (3,574,944,644)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                     (2,289,299,016)     (2,289,299,016)    (1,813,440,126)     (1,813,440,126)
-------------------------------------------------------------------------------------------------------
  Cash Management Class       (6,700,557,554)     (6,700,557,554)   (10,836,543,585)    (10,836,543,585)
-------------------------------------------------------------------------------------------------------
  Reserve Class                 (681,474,775)       (681,474,775)    (1,008,670,902)     (1,008,670,902)
-------------------------------------------------------------------------------------------------------
  Resource Class              (1,555,016,696)     (1,555,016,696)      (801,829,110)       (801,829,110)
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)          (3,865,697,104)     (3,865,697,104)       (53,825,643)        (53,825,643)
=======================================================================================================
                               1,311,713,272    $  1,311,713,272        213,575,578    $    213,575,578
_______________________________________________________________________________________________________
=======================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
       In addition, 13% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

STIC PRIME PORTFOLIO


NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PERSONAL INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04           0.02       0.005        0.01        0.02
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities                                  --             --      (0.000)         --       (0.00)
=========================================================================================================================
    Total from investment operations                              0.04           0.02       0.005        0.01        0.02
=========================================================================================================================
Less dividends from net investment income                        (0.04)         (0.02)     (0.005)      (0.01)      (0.02)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.02%          1.96%       0.47%       0.72%       1.50%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $299,205       $162,749    $111,925    $133,719    $177,493
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%       0.67%       0.65%       0.60%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.94%(b)       0.94%       0.94%       0.93%       0.89%
=========================================================================================================================
Ratio of net investment income to average net assets              3.98%(b)       1.93%       0.46%       0.73%       1.55%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $198,656,911.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-27.87%

FEDERAL FARM CREDIT BANK-2.67%

Floating Rate Bonds,
  5.26%(a)                                     08/01/07   $    90,000    $   89,984,034
=======================================================================================

FEDERAL HOME LOAN BANK (FHLB)-4.54%

Unsec. Bonds,
  4.95%                                        09/29/06        18,980        18,980,000
---------------------------------------------------------------------------------------
  5.00%                                        09/29/06        20,000        20,000,000
---------------------------------------------------------------------------------------
  5.55%                                        08/08/07        44,000        43,991,756
---------------------------------------------------------------------------------------
  5.51%                                        09/05/07        45,000        45,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                                        12/20/06        25,000        24,907,587
=======================================================================================
                                                                            152,879,343
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-10.10%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs., 5.33%(b)(c)                           10/15/45        11,903        11,903,841
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(d)
  4.80%                                        09/19/06        40,000        39,904,000
---------------------------------------------------------------------------------------
  4.58%                                        10/23/06        30,000        29,801,533
---------------------------------------------------------------------------------------
  5.01%                                        11/14/06        50,600        50,078,904
---------------------------------------------------------------------------------------
  4.75%                                        12/15/06        11,839        11,674,981
---------------------------------------------------------------------------------------
  4.73%                                        12/29/06        25,000        24,609,035
---------------------------------------------------------------------------------------
  5.02%                                        01/18/07        30,000        29,418,285
---------------------------------------------------------------------------------------
  4.98%                                        04/17/07        20,000        19,369,200
---------------------------------------------------------------------------------------
  4.99%                                        05/01/07        25,000        24,161,403
---------------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.18%(a)                                     09/27/07        75,000        74,959,462
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07        25,000        24,678,243
=======================================================================================
                                                                            340,558,887
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-10.38%

Unsec. Disc. Notes,(d)
  4.47%                                        09/01/06   $    20,000    $   20,000,000
---------------------------------------------------------------------------------------
  4.77%                                        09/13/06        33,333        33,280,000
---------------------------------------------------------------------------------------
  4.96%                                        10/04/06        17,924        17,842,588
---------------------------------------------------------------------------------------
  4.93%                                        10/11/06        30,000        29,835,667
---------------------------------------------------------------------------------------
  4.99%                                        10/25/06        40,000        39,700,540
---------------------------------------------------------------------------------------
  4.54%                                        10/27/06        50,000        49,646,889
---------------------------------------------------------------------------------------
  5.10%                                        11/22/06        25,000        24,709,583
---------------------------------------------------------------------------------------
  5.26%                                        01/17/07        40,000        39,194,080
---------------------------------------------------------------------------------------
  5.10%                                        02/23/07        62,400        60,852,699
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.55%                                        01/12/07        35,000        34,782,138
=======================================================================================
                                                                            349,844,184
=======================================================================================

OVERSEAS PRIVATE
  INVESTMENT CORP.-0.18%

Gtd. Floating Rate Notes, 5.31%(b)(c)          11/21/07         6,157         6,157,000
=======================================================================================
TOTAL INVESTMENTS
  (excluding Repurchase Agreements)-27.87%
  (Cost $939,423,448)                                                       939,423,448
=======================================================================================

                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-73.83%(E)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                              150,022,196       150,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $656,381,668 (collateralized by U.S.
  Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                              389,877,385       389,820,319
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement with
  no specific maturity date (collateralized
  by U.S. Government obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%(f)                                              --       100,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $225,032,938 (collateralized by U.S.
  Government obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%, 09/01/06                              $150,021,958   $  150,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $700,102,472 (collateralized
  by U.S. Government obligations valued at
  $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                              500,073,194       500,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $400,058,556 (collateralized
  by U.S. Government obligations valued at
  $408,004,601; 0%, 11/29/06-06/23/33)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $150,022,000 (collateralized
  by U.S. Government obligations valued at
  $153,000,046; 0%-5.25%, 09/11/06-08/25/16)
  5.28%, 09/01/06                              149,021,853       149,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $275,040,257 (collateralized by U.S.
  Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,800; 3.63%-7.25%, 01/15/10-
  02/15/26)
  5.27%, 09/01/06                              $150,021,958   $  150,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-
  07/15/16)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                              150,021,958       150,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,488,820,319)                                          2,488,820,319
============================================================================
TOTAL INVESTMENTS-101.70% (Cost
  $3,428,243,767)(g)                                           3,428,243,767
============================================================================
OTHER ASSETS LESS LIABILITIES-(1.70)%                            (57,042,907)
============================================================================
NET ASSETS-100.00%                                            $3,371,200,860
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(b) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(c) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) Principal amount equals value at period end. See Note 1I.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $939,423,448)                         $  939,423,448
------------------------------------------------------------
Repurchase agreements (cost $2,488,820,319)    2,488,820,319
============================================================
    Total investments (cost $3,428,243,767)    3,428,243,767
============================================================
Receivables for:
  Interest                                         2,598,322
------------------------------------------------------------
  Fund expenses absorbed                              28,681
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                93,625
------------------------------------------------------------
Other assets                                          89,164
============================================================
    Total assets                               3,431,053,559
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                10,934
------------------------------------------------------------
  Investments purchased                           45,000,000
------------------------------------------------------------
  Dividends                                       14,244,713
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 234,684
------------------------------------------------------------
Accrued distribution fees                            247,264
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             8,900
------------------------------------------------------------
Accrued transfer agent fees                           25,695
------------------------------------------------------------
Accrued operating expenses                            80,509
============================================================
    Total liabilities                             59,852,699
============================================================
Net assets applicable to shares outstanding   $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,370,981,865
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (24,788)
============================================================
                                              $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,812,270,809
____________________________________________________________
============================================================
Private Investment Class                      $  518,524,077
____________________________________________________________
============================================================
Personal Investment Class                     $   39,599,480
____________________________________________________________
============================================================
Cash Management Class                         $  656,356,304
____________________________________________________________
============================================================
Reserve Class                                 $   21,888,985
____________________________________________________________
============================================================
Resource Class                                $  293,839,460
____________________________________________________________
============================================================
Corporate Class                               $   28,721,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,812,179,753
____________________________________________________________
============================================================
Private Investment Class                         518,491,964
____________________________________________________________
============================================================
Personal Investment Class                         39,597,170
____________________________________________________________
============================================================
Cash Management Class                            656,322,316
____________________________________________________________
============================================================
Reserve Class                                     21,888,198
____________________________________________________________
============================================================
Resource Class                                   293,818,282
____________________________________________________________
============================================================
Corporate Class                                   28,719,414
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $123,802,178
==========================================================================

EXPENSES:

Advisory fees                                                    2,711,936
--------------------------------------------------------------------------
Administrative services fees                                       562,552
--------------------------------------------------------------------------
Custodian fees                                                     121,165
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,987,864
--------------------------------------------------------------------------
  Personal Investment Class                                        230,945
--------------------------------------------------------------------------
  Cash Management Class                                            512,952
--------------------------------------------------------------------------
  Reserve Class                                                    132,971
--------------------------------------------------------------------------
  Resource Class                                                   520,086
--------------------------------------------------------------------------
  Corporate Class                                                   16,074
--------------------------------------------------------------------------
Transfer agent fees                                                372,957
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           84,307
--------------------------------------------------------------------------
Other                                                              387,274
==========================================================================
    Total expenses                                               8,641,083
==========================================================================
Less: Fees waived                                               (2,464,826)
==========================================================================
    Net expenses                                                 6,176,257
==========================================================================
Net investment income                                          117,625,921
==========================================================================
Net realized gain from investment securities                        97,483
==========================================================================
Net increase in net assets resulting from operations          $117,723,404
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  117,625,921    $   55,764,937
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 97,483           (37,066)
==============================================================================================
      Net increase in net assets resulting from operations       117,723,404        55,727,871
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (56,268,054)      (22,319,218)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (24,157,022)      (13,383,231)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,160,527)         (698,157)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (22,175,375)      (14,529,788)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (482,054)          (67,283)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (11,101,166)       (4,673,075)
----------------------------------------------------------------------------------------------
  Corporate Class                                                 (2,281,723)          (94,185)
==============================================================================================
      Decrease in net assets resulting from distributions       (117,625,921)      (55,764,937)
==============================================================================================
Share transactions-net:
  Institutional Class                                            812,699,419      (272,301,911)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (232,324,616)      265,863,759
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        1,573,809         8,877,849
----------------------------------------------------------------------------------------------
  Cash Management Class                                            2,952,181      (351,630,856)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   17,248,290         1,801,483
----------------------------------------------------------------------------------------------
  Resource Class                                                  63,096,684      (156,429,026)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (33,288,657)       62,008,071
==============================================================================================
      Net increase (decrease) in net assets resulting from
       share transactions                                        631,957,110      (441,810,631)
==============================================================================================
      Net increase (decrease) in net assets                      632,054,593      (441,847,697)
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,739,146,267     3,180,993,964
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $3,371,200,860    $2,739,146,267
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

GOVERNMENT & AGENCY PORTFOLIO

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $984,201.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $562,552.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $373,275.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,792,718, $169,360, $410,361, $115,685,
$416,069 and $16,074, respectively, after FMC waived Plan fees of $1,195,146, $61,585, $102,591, $17,286, $104,017 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $13,025 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006           2005
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $117,625,921    $55,764,937
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      441,780
------------------------------------------------------------------------------
Temporary book/tax differences                                        (197,997)
------------------------------------------------------------------------------
Capital loss carryforward                                              (24,788)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,370,981,865
==============================================================================
  Total net assets                                              $3,371,200,860
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $97,483 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                    $24,788
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(A)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   16,058,832,080    $ 16,058,832,080     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,687,385,407       3,687,385,407      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                440,728,475         440,728,475        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,510,878,505       4,510,878,505      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            181,101,639         181,101,639         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,873,275,386       1,873,275,386      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       781,406,999         781,406,999        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,325,587          27,325,587          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  11,291,023          11,291,023          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    144,526             144,526             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     19,227,328          19,227,328         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                396,053             396,053             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,870,086           4,870,086          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,950,622           1,950,622              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                  (15,273,458,248)    (15,273,458,248)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,931,001,046)     (3,931,001,046)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (439,299,192)       (439,299,192)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,527,153,652)     (4,527,153,652)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (164,249,402)       (164,249,402)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,815,048,788)     (1,815,048,788)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (816,646,278)       (816,646,278)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           631,957,110    $    631,957,110       (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 23% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially. In addition, 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.02      0.005       0.01       0.02(a)
====================================================================================================================
  Net realized gains (losses) on securities                     (0.00)         0.00     (0.000)      0.00       0.00
====================================================================================================================
    Total from investment operations                             0.04          0.02      0.005       0.01       0.02
====================================================================================================================
Less dividends from net investment income                       (0.04)        (0.02)    (0.005)     (0.01)     (0.02)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  3.92%         1.88%      0.48%      0.74%      1.58%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $39,599       $38,024    $29,147    $21,132    $23,793
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(c)      0.67%      0.67%      0.67%      0.62%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.91%(c)      0.92%      0.90%      0.90%      0.90%
====================================================================================================================
Ratio of net investment income to average net assets             3.90%(c)      1.87%      0.48%      0.73%      1.51%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)  Ratios are based on average daily net assets of $30,792,603.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS
August 31, 2006

                                    PRINCIPAL
                                      AMOUNT
                       MATURITY       (000)            VALUE
-----------------------------------------------------------------
U.S. TREASURY SECURITIES-20.29%

U.S. TREASURY BILLS-18.40%(A)

4.62%                  09/07/06    $     50,000    $   49,961,533
-----------------------------------------------------------------
5.05%                  09/14/06         150,000       149,726,459
-----------------------------------------------------------------
4.73%                  10/19/06         100,000        99,369,867
-----------------------------------------------------------------
4.75%                  10/19/06         100,000        99,367,066
-----------------------------------------------------------------
4.76%                  10/26/06         100,000        99,273,542
-----------------------------------------------------------------
4.80%                  11/16/06         175,000       173,228,514
-----------------------------------------------------------------
4.80%                  11/24/06         200,000       197,760,000
-----------------------------------------------------------------
4.92%                  02/08/07         100,000        97,813,333
=================================================================
                                                      966,500,314
=================================================================

U.S. TREASURY
  NOTES-1.89%

2.63%                  11/15/06         100,000        99,535,013
=================================================================
    Total U.S.
      Treasury
      Securities
      (Cost
      $1,066,035,327)                               1,066,035,327
=================================================================
TOTAL INVESTMENTS
  (excluding
  Repurchase
  Agreements)-20.29%
  (Cost
  $1,066,035,327)                                   1,066,035,327
=================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-81.97%(B)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259;
  4.50%-8.13%, 08/15/21-02/15/36)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $256,902,320;
  0%-10.63%, 11/15/06-02/15/19)
  5.24%, 09/01/06                              $250,036,389   $  250,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $103,064,859;
  0%-12.50%, 11/30/06-02/15/25)
  5.24%(c)                                              --       100,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/27)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $102,006,137;
  0%-3.63%, 02/01/07-05/15/13)
  5.24%, 09/01/06                              100,014,556       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dates 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066;
  3.88%-12.00%, 08/15/07-08/15/13)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/06, (collateralized by U.S.
  Treasury obligations valued at
  $510,002,799; 0%, 09/15/06-11/15/27)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturity value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28)
  5.24%, 09/01/06                              240,034,934       240,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                              $240,034,667   $  240,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/06, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,991;
  2.00%-4.75%, 03/31/11-01/15/26)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury obligations valued at
  $510,002,402; 4.38%-12.00%,
  11/15/08-08/15/13)
  5.23%, 09/01/06                              $455,380,580   $  455,314,433
============================================================================
    Total Repurchase Agreements (Cost
      $4,305,314,433)                                          4,305,314,433
============================================================================
TOTAL INVESTMENTS-102.26%
  (Cost $5,371,349,760)                                        5,371,349,760
============================================================================
OTHER ASSETS LESS LIABILITIES-(2.26)%                           (118,881,661)
============================================================================
NET ASSETS-100.00%                                            $5,252,468,099
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1I.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,066,035,327)  $1,066,035,327
------------------------------------------------------------
Repurchase agreements (cost $4,305,314,433)    4,305,314,433
============================================================
    Total investments (cost $5,371,349,760)    5,371,349,760
============================================================
Interest receivable                                1,403,516
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               265,935
------------------------------------------------------------
Other assets                                          81,529
============================================================
    Total assets                               5,373,100,740
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           97,813,333
------------------------------------------------------------
  Dividends                                       21,190,061
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 693,931
------------------------------------------------------------
Accrued distribution fees                            611,323
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,968
------------------------------------------------------------
Accrued transfer agent fees                           55,398
------------------------------------------------------------
Accrued operating expenses                           255,627
============================================================
    Total liabilities                            120,632,641
============================================================
Net assets applicable to shares outstanding   $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,252,312,884
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (152,503)
============================================================
                                              $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,790,296
____________________________________________________________
============================================================
Private Investment Class                      $  972,350,272
____________________________________________________________
============================================================
Personal Investment Class                     $  332,351,447
____________________________________________________________
============================================================
Cash Management Class                         $1,357,546,547
____________________________________________________________
============================================================
Reserve Class                                 $  133,700,157
____________________________________________________________
============================================================
Resource Class                                $  352,874,293
____________________________________________________________
============================================================
Corporate Class                               $    1,855,087
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,101,645,611
____________________________________________________________
============================================================
Private Investment Class                         972,418,026
____________________________________________________________
============================================================
Personal Investment Class                        332,336,816
____________________________________________________________
============================================================
Cash Management Class                          1,357,469,520
____________________________________________________________
============================================================
Reserve Class                                    133,692,677
____________________________________________________________
============================================================
Resource Class                                   352,884,577
____________________________________________________________
============================================================
Corporate Class                                    1,855,213
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $225,852,036
==========================================================================

EXPENSES:

Advisory fees                                                    7,714,862
--------------------------------------------------------------------------
Administrative services fees                                       664,297
--------------------------------------------------------------------------
Custodian fees                                                     241,765
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,991,618
--------------------------------------------------------------------------
  Personal Investment Class                                      2,041,907
--------------------------------------------------------------------------
  Cash Management Class                                          1,780,015
--------------------------------------------------------------------------
  Reserve Class                                                    953,280
--------------------------------------------------------------------------
  Resource Class                                                   658,810
--------------------------------------------------------------------------
  Corporate Class                                                    1,939
--------------------------------------------------------------------------
Transfer agent fees                                                742,011
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          153,678
--------------------------------------------------------------------------
Other                                                              543,391
==========================================================================
    Total expenses                                              19,487,573
==========================================================================
Less: Fees waived                                               (6,635,189)
==========================================================================
    Net expenses                                                12,852,384
==========================================================================
Net investment income                                          212,999,652
==========================================================================
Net realized gain (loss) from investment securities               (152,503)
==========================================================================
Net increase in net assets resulting from operations          $212,847,149
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006             2005
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  212,999,652   $  115,795,935
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               (152,503)          31,521
=============================================================================================
    Net increase in net assets resulting from operations         212,847,149      115,827,456
=============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (79,707,716)     (52,142,881)
---------------------------------------------------------------------------------------------
  Private Investment Class                                       (32,061,314)     (16,250,959)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,237,180)      (4,948,434)
---------------------------------------------------------------------------------------------
  Cash Management Class                                          (73,667,977)     (33,930,310)
---------------------------------------------------------------------------------------------
  Reserve Class                                                   (3,292,187)      (1,110,520)
---------------------------------------------------------------------------------------------
  Resource Class                                                 (13,748,086)      (7,410,332)
---------------------------------------------------------------------------------------------
  Corporate Class                                                   (285,192)          (2,499)
=============================================================================================
    Total distributions from net investment income              (212,999,652)    (115,795,935)
=============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                     --         (122,918)
---------------------------------------------------------------------------------------------
  Private Investment Class                                                --          (42,124)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                               --          (15,521)
---------------------------------------------------------------------------------------------
  Cash Management Class                                                   --          (61,119)
---------------------------------------------------------------------------------------------
  Reserve Class                                                           --           (9,854)
---------------------------------------------------------------------------------------------
  Resource Class                                                          --          (17,160)
=============================================================================================
    Total distributions from net realized gains                           --         (268,696)
=============================================================================================
    Decrease in net assets resulting from distributions         (212,999,652)    (116,064,631)
=============================================================================================
Share transactions-net:

  Institutional Class                                                703,777     (463,265,791)
---------------------------------------------------------------------------------------------
  Private Investment Class                                      (256,870,746)     420,439,840
---------------------------------------------------------------------------------------------
  Personal Investment Class                                       58,898,939      (30,746,235)
---------------------------------------------------------------------------------------------
  Cash Management Class                                         (423,088,691)     553,903,903
---------------------------------------------------------------------------------------------
  Reserve Class                                                   56,501,483       (2,763,604)
---------------------------------------------------------------------------------------------
  Resource Class                                                  51,709,221      (36,607,043)
---------------------------------------------------------------------------------------------
  Corporate Class                                                    985,905          869,308
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (511,160,112)     441,830,378
=============================================================================================
    Net increase (decrease) in net assets                       (511,312,615)     441,593,203
=============================================================================================

NET ASSETS:

  Beginning of year                                            5,763,780,714    5,322,187,511
=============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $307,718, respectively)                   $5,252,468,099   $5,763,780,714
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

TREASURY PORTFOLIO

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $3,882,342.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $664,297.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $742,162.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,394,971, $1,497,398, $1,424,012, $829,354,
$527,048 and $1,939, respectively, after FMC waived Plan fees of $1,596,647, $544,509, $356,003, $123,926, $131,762 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $23,334 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

TREASURY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $212,999,652    $116,064,631
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      926,807
------------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments                  (32,889)
------------------------------------------------------------------------------
Temporary book/tax differences                                        (606,317)
------------------------------------------------------------------------------
Post-October capital loss deferral                                    (132,386)
------------------------------------------------------------------------------
Shares of beneficial interest                                    5,252,312,884
==============================================================================
  Total net assets                                              $5,252,468,099
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--INVESTMENT SECURITIES

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        $(32,889)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,371,382,649.

TREASURY PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(A)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,164,736,779    $ 11,164,736,779     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              10,087,977,495      10,087,977,495      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,669,456,601       2,669,456,601      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 14,598,028,830      14,598,028,830     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            776,453,630         776,453,630        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,194,184,327       2,194,184,327      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       509,532,924         509,532,924          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       19,112,464          19,112,464         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,301,938           5,301,938          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  7,644,477           7,644,477          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,165,171          11,165,171          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,605,795           2,605,795            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,481,440           7,481,440          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           277,521             277,521                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (11,183,145,466)    (11,183,145,466)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (10,350,150,179)    (10,350,150,179)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,618,202,139)     (2,618,202,139)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (15,032,282,692)    (15,032,282,692)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (722,557,942)       (722,557,942)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,149,956,546)     (2,149,956,546)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (508,824,540)       (508,824,540)          (900,000)           (900,000)
=================================================================================================================================
                                                          (511,160,112)   $   (511,160,112)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 38% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

TREASURY PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PERSONAL INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04           0.02       0.004        0.01        0.02
-------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                       0.00           0.00       0.000       (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.04           0.02       0.004        0.01        0.02
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)         (0.02)     (0.004)      (0.01)      (0.02)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.00)     (0.000)         --          --
=========================================================================================================================
    Total distributions                                          (0.04)         (0.02)     (0.004)      (0.01)      (0.02)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   3.80%          1.81%       0.42%       0.73%       1.56%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $332,351       $273,461    $304,225    $324,638    $356,606
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.67%       0.67%       0.65%       0.60%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.95%(b)       0.95%       0.94%       0.94%       0.90%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              3.72%(b)       1.78%       0.40%       0.73%       1.52%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $272,254,319.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.28%

FEDERAL FARM CREDIT BANK-9.78%

Disc. Notes, 5.15%(a)                          10/16/06    $ 9,930    $  9,866,138
----------------------------------------------------------------------------------
Floating Rate Bonds, 5.26%(b)                  08/01/07      9,000       8,998,403
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.30%(b)           03/01/07      4,050       4,050,235
==================================================================================
                                                                        22,914,776
==================================================================================
FEDERAL HOME LOAN BANK (FHLB)-90.50%

Unsec. Bonds,
  4.95%                                        09/29/06      5,000       5,000,000
----------------------------------------------------------------------------------
  5.55%                                        08/08/07      5,500       5,498,970
----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  4.98%(c)                                     09/01/06     76,689      76,689,000
----------------------------------------------------------------------------------
  5.13%                                        09/07/06     65,000      64,944,425
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,123,327
----------------------------------------------------------------------------------
  4.17%                                        10/18/06      5,000       4,967,792
----------------------------------------------------------------------------------
  5.14%                                        10/27/06     20,000      19,840,089
----------------------------------------------------------------------------------
  5.14%                                        11/17/06     10,000       9,890,061
----------------------------------------------------------------------------------
  5.08%                                        11/30/06     10,000       9,873,000
----------------------------------------------------------------------------------
  5.14%                                        12/29/06      5,300       5,209,950
----------------------------------------------------------------------------------
Unsec. Global Bonds, 3.88%                     12/20/06      5,000       4,981,517
==================================================================================
                                                                       212,018,131
==================================================================================
TOTAL INVESTMENTS-100.28% (Cost
  $234,932,907)(d)                                                     234,932,907
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.28)%                                     (661,047)
==================================================================================
NET ASSETS-100.00%                                                    $234,271,860
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $234,932,907)      $234,932,907
-----------------------------------------------------------
Cash                                                 10,822
-----------------------------------------------------------
Interest receivable                                 222,904
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               57,723
-----------------------------------------------------------
Other assets                                         56,335
===========================================================
    Total assets                                235,280,691
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         840,272
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 78,681
-----------------------------------------------------------
Accrued distribution fees                            23,543
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,011
-----------------------------------------------------------
Accrued transfer agent fees                           1,356
-----------------------------------------------------------
Accrued operating expenses                           61,968
===========================================================
    Total liabilities                             1,008,831
===========================================================
Net assets applicable to shares outstanding    $234,271,860
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $234,267,766
-----------------------------------------------------------
Undistributed net investment income                   3,895
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 199
===========================================================
                                               $234,271,860
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 80,103,992
___________________________________________________________
===========================================================
Private Investment Class                       $ 89,063,451
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,542,673
___________________________________________________________
===========================================================
Cash Management Class                          $ 32,251,234
___________________________________________________________
===========================================================
Reserve Class                                  $    437,741
___________________________________________________________
===========================================================
Resource Class                                 $ 25,859,492
___________________________________________________________
===========================================================
Corporate Class                                $     13,277
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              80,076,405
___________________________________________________________
===========================================================
Private Investment Class                         89,088,588
___________________________________________________________
===========================================================
Personal Investment Class                         6,544,715
___________________________________________________________
===========================================================
Cash Management Class                            32,249,130
___________________________________________________________
===========================================================
Reserve Class                                       437,737
___________________________________________________________
===========================================================
Resource Class                                   25,861,300
___________________________________________________________
===========================================================
Corporate Class                                      13,277
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $8,573,756
========================================================================

EXPENSES:

Advisory fees                                                    387,171
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     8,870
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       243,080
------------------------------------------------------------------------
  Personal Investment Class                                       53,769
------------------------------------------------------------------------
  Cash Management Class                                           31,300
------------------------------------------------------------------------
  Reserve Class                                                    3,748
------------------------------------------------------------------------
  Resource Class                                                  30,415
------------------------------------------------------------------------
  Corporate Class                                                      4
------------------------------------------------------------------------
Transfer agent fees                                               27,215
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         21,617
------------------------------------------------------------------------
Registration and filing fees                                      76,377
------------------------------------------------------------------------
Professional services fees                                        51,578
------------------------------------------------------------------------
Other                                                             87,459
========================================================================
    Total expenses                                             1,072,603
========================================================================
Less: Fees waived and expenses reimbursed                       (624,760)
========================================================================
    Net expenses                                                 447,843
========================================================================
Net investment income                                          8,125,913
========================================================================
Net realized gain from investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $8,126,112
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                  2006            2005
-------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  8,125,913    $   3,500,939
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         199              365
===========================================================================================
    Net increase in net assets resulting from operations         8,126,112        3,501,304
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (3,881,519)      (1,311,658)
-------------------------------------------------------------------------------------------
  Private Investment Class                                      (1,968,335)      (1,414,678)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       (272,300)        (116,255)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (1,317,568)        (376,931)
-------------------------------------------------------------------------------------------
  Reserve Class                                                    (14,402)              (6)
-------------------------------------------------------------------------------------------
  Resource Class                                                  (671,100)        (281,411)
-------------------------------------------------------------------------------------------
  Corporate Class                                                     (689)              --
===========================================================================================
    Decrease in net assets resulting from distributions         (8,125,913)      (3,500,939)
===========================================================================================
Share transactions-net:
  Institutional Class                                           (2,740,748)      26,652,677
-------------------------------------------------------------------------------------------
  Private Investment Class                                      19,786,317     (207,122,742)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        935,372         (479,457)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (2,403,078)      29,580,995
-------------------------------------------------------------------------------------------
  Reserve Class                                                    437,737               (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                18,953,780       (3,650,876)
-------------------------------------------------------------------------------------------
  Corporate Class                                                   13,277               --
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         34,982,657     (155,019,404)
===========================================================================================
    Net increase in net assets                                  34,982,856     (155,019,039)
===========================================================================================

NET ASSETS:

  Beginning of year                                            199,289,004      354,308,043
===========================================================================================
  End of year (including undistributed net investment income
    of $3,895 and $3,530, respectively)                       $234,271,860    $ 199,289,004
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $387,171 and reimbursed expenses of $88,880.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $26,828.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $121,540, $39,430, $25,040, $3,261, $24,332 and $4, respectively, after FMC waived Plan fees of $121,540, $14,339, $6,260, $487, $6,083 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $4,345 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                 2006          2005
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $8,125,913    $3,500,939
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $     73,469
----------------------------------------------------------------------------
Temporary book/tax differences                                       (69,375)
----------------------------------------------------------------------------
Shares of beneficial interest                                    234,267,766
============================================================================
  Total net assets                                              $234,271,860
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment distributions on August 31, 2006, undistributed net investment income was increased by $365 and undistributed net realized gain was decreased by $365. This reclassification had no effect on the net assets of the Fund.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                          2006(A)                             2005
                                                              --------------------------------    -----------------------------
                                                                  SHARES            AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,709,809,863    $1,709,809,863     636,405,085    $ 636,405,085
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       310,455,808       310,455,808     395,039,783      395,039,783
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       33,847,841        33,847,841      29,626,154       29,626,154
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          202,464,002       202,464,002     100,732,765      100,732,765
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    4,641,062         4,641,062          46,969           46,969
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  33,886,629        33,886,629      72,172,246       72,172,246
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 274,396           274,396              --               --
===============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              2,492,496         2,492,496         352,603          352,603
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           634,380           634,380         403,335          403,335
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            7,586             7,586           3,349            3,349
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            1,290,496         1,290,496         258,777          258,777
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        6,631             6,631              --               --
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     354,912           354,912         266,396          266,396
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                     590               590              --               --
===============================================================================================================================
Reacquired:
  Institutional Class                                         (1,715,043,107)   (1,715,043,107)   (610,105,011)    (610,105,011)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (291,303,871)     (291,303,871)   (602,565,860)    (602,565,860)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (32,920,055)      (32,920,055)    (30,108,960)     (30,108,960)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (206,157,576)     (206,157,576)    (71,410,547)     (71,410,547)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (4,209,956)       (4,209,956)        (46,970)         (46,970)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 (15,287,761)      (15,287,761)    (76,089,518)     (76,089,518)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                (261,709)         (261,709)             --               --
===============================================================================================================================
                                                                  34,982,657    $   34,982,657    (155,019,404)   $(155,019,404)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 79% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           PERSONAL INVESTMENT CLASS
                                                              ---------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------
                                                               2006          2005      2004       2003      2002
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $ 1.00    $  1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04         0.02      0.004      0.01      0.02
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities                                        0.00         0.00      0.000      0.00      0.00
=================================================================================================================
    Total from investment operations                             0.04         0.02      0.004      0.01      0.02
=================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)       (0.02)    (0.004)    (0.01)    (0.02)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --           --     (0.000)    (0.00)    (0.00)
=================================================================================================================
    Total distributions                                         (0.04)       (0.02)    (0.004)    (0.01)    (0.02)
=================================================================================================================
Net asset value, end of period                                $  1.00       $ 1.00    $  1.00    $ 1.00    $ 1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                                                  3.84%        1.83%      0.43%     0.69%     1.47%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 6,543       $5,607    $ 6,087    $6,415    $8,957
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)     0.67%      0.67%     0.68%     0.63%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.12%(b)     1.16%      1.08%     1.08%     1.00%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to average net assets             3.76%(b)     1.85%      0.43%     0.66%     1.48%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $7,169,220.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.


    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:


    - that the defendants permitted improper market timing and related activity in the AIM Funds;




    - that certain AIM Funds inadequately employed fair value pricing;




    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and




    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).




    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.


    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.


    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Personal Investment Class
Shareholders of Short-Term Investments Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2006, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Personal Investment Class financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 24, 2006
Houston, Texas

SHORT-TERM INVESTMENTS TRUST

TAX DISCLOSURES
LIQUID ASSETS PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended August 31, 2006, the Fund designates 92.49%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.
STIC PRIME PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.55%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.99%, 100.00%, 100.00% and 100.00%, respectively.
GOVERNMENT & AGENCY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.65%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of these amounts.

    The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005 February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.
TREASURY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 28.78% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.59%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006, are 100%, 100%, 100% and 100%, respectively.
GOVERNMENT TAXADVANTAGE PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.52% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended August 31, 2006, the Fund designates 99.15%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.97%, 99.97%, 99.97% and 99.98%, respectively.

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1977           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee and Executive Vice                      President, A I M Management Group Inc.,
  President                                       AIM Mutual Fund Dealer Inc., AIM Funds
                                                  Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1981           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                                                                    Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

SHORT-TERM INVESTMENTS TRUST



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        1989           Director of Cash Management, Managing     N/A
  President and Principal                         Director and Chief Cash Management
  Executive Officer                               Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                  STIT-AR-6            Fund Management Company

                                                        PRIVATE INVESTMENT CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                   Government & Agency Portfolio
                                                              Treasury Portfolio
                                               Government TaxAdvantage Portfolio

                                                                 AUGUST 31, 2006
                                                                   ANNUAL REPORT



                                    [COVER IMAGE]

ANNUAL

=================================================
INSIDE THIS REPORT

Letter to Shareholders .......................  1

Fund Data ....................................  2

Fund Objectives and Strategies ...............  2

Fund Composition by Maturity .................  3

Letter from Independent
Chairman of Board of Trustees ................  4

Calculating Your Ongoing Fund Expenses .......  5

Approval of Investment Advisory Agreement ....  6

Financial Pages:
   Liquid Assets ............................. 10
   STIC Prime ................................ 31
   Government & Agency ....................... 44
   Treasury .................................. 54
   Government TaxAdvantage ................... 64

Auditor's Report ............................. 74

Tax Disclosures .............................. 75

Trustees and Officers ........................ 77
=================================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST


                             DEAR SHAREHOLDER:

                             We are pleased to present this report on the
     [KELLEY                 performance of the Private Investment Class of
     PHOTO]                  Short-Term Investments Trust, part of AIM Cash
                             Management, for the fiscal year ended
   KAREN DUNN KELLEY         August 31, 2006. Thank you for investing with us.

                                Through a combination of short-term cash
                             management vehicles and selective use of a longer maturity schedule for higher yields, each Fund continued to provide competitive returns. Each Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

                                Each Fund also continued to hold the highest
                             credit-quality ratings given by three widely known
credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand throughout the fiscal year, albeit unevenly. U.S. Gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 4.2% in the third quarter of 2005, slowing to 1.8% in the fourth quarter--reflecting the effects of widespread hurricane damage along the U.S. Gulf Coast. GDP snapped back in the first quarter of 2006, rising at an exceptionally strong annualized rate of 5.6% before slowing to 2.6% in the second quarter.

In response to robust economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) continued its two-year tightening campaign. In seven separate, 25 basis point (0.25%) moves, the Fed raised the federal funds target rate from 3.50% at the beginning of the fiscal year to 5.25% at its close. The Fed halted its tightening campaign in early August 2006, when it voted to keep the federal funds target rate unchanged.

Increases in this influential interest rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities. Yields for your Fund appear on page 2 of this report. At the close of the fiscal year, there was widespread uncertainty about the direction of the U.S. economy. That was among the reasons that the Treasury yield curve was slightly inverted, with three-month Treasury securities yielding 5.04% and 30-year Treasury bonds yielding 4.88%.

IN CONCLUSION

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Short-Term Investments Trust. Bob, who was one of the three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation as being one of the most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Short-Term Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

   All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/ KAREN DUNN KELLEY
----------------------------------
Karen Dunn Kelley
President, Fund Management Company

October 18, 2006

THE VIEWS AND OPINIONS EXPRESSED IN THIS LETTER ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

SHORT-TERM INVESTMENTS TRUST

=================================================================================================

FUND DATA

   PRIVATE INVESTMENT CLASS DATA AS OF 8/31/06

FUND                                YIELDS         WEIGHTED AVERAGE MATURITY        NET ASSETS
                              7-DAY     MONTHLY    RANGE DURING    AT FISCAL
                            SEC YIELD    YIELD     FISCAL YEAR     YEAR-END
Liquid Assets                  4.93%     4.92%     21-40 days       40 days       $980.68 million
STIC Prime                     4.98      4.97      10-22 days       17 days        591.30 million
Government & Agency            4.86      4.84      20-42 days       29 days        518.52 million
Treasury                       4.80      4.78      11-44 days       11 days        972.35 million
Government TaxAdvantage        4.84      4.79      13-45 days       31 days         89.06 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit
AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.
=================================================================================================


=================================================================================================
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                        TREASURY PORTFOLIO

Liquid Assets Portfolio seeks to provide       Treasury Portfolio seeks to maximize
as high a level of current income as is        current income consistent with the
consistent with the preservation of            preservation of capital and the
capital and liquidity.                         maintenance of liquidity.

   The Fund invests primarily in                  The Fund invests in direct
short-term money market instruments that       obligations of the U.S. Treasury and
blend top-tier, high quality U.S.              repurchase agreements backed by Treasury
dollar-denominated obligations, which          obligations. Securities purchased by the
include commercial paper, certificates         Fund have maturities of 397 days or
of deposit, master and promissory notes,       less.
municipal securities and repurchase
agreements.                                    GOVERNMENT TAXADVANTAGE PORTFOLIO

STIC PRIME PORTFOLIO                           Government TaxAdvantage Portfolio seeks
                                               to maximize current income consistent
STIC Prime Portfolio seeks to maximize         with the preservation of capital and the
current income consistent with the             maintenance of liquidity.
preservation of capital and the
maintenance of liquidity.                         The Fund may invest in direct
                                               obligations of the U.S. Treasury and in
   The Fund invests in high quality U.S.       U.S. government agency securities with
dollar-denominated commercial paper and        maturities of 397 days or less. This is
other commercial instruments with              intended to provide shareholders with
maturities of 60 days or less, including       dividends exempt from state and local
certificates of deposit, repurchase            income taxes in some jurisdictions.
agreements and master notes.                   Investors residing in states with state
                                               income tax may find it more profitable
GOVERNMENT & AGENCY PORTFOLIO                  to invest in this Fund than in a fund
                                               not designed to comply with state tax
Government & Agency Portfolio seeks to         considerations. This does not constitute
maximize current income consistent with        tax advice. Please consult your tax
the preservation of capital and the            advisor for your particular situation.
maintenance of liquidity.

   The Fund invests in direct
obligations of the U.S. Treasury and
other securities issued or guaranteed as
to payment of principal and interest by
the U.S. government or by its agencies
or instrumentalities, as well as
repurchase agreements secured by such
obligations. Securities purchased by the
portfolio have maturities of 397 days or
less.
=================================================================================================

SHORT-TERM INVESTMENTS TRUST

==============================================================         =====================================================
FUND COMPOSITION BY MATURITY                                           FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 8/31/06                                                 IN DAYS, AS OF 8/31/06

             LIQUID     GOVERNMENT                 GOVERNMENT          STIC PRIME PORTFOLIO
             ASSETS     & AGENCY      TREASURY    TAXADVANTAGE
           PORTFOLIO*   PORTFOLIO**  PORTFOLIO     PORTFOLIO**         1-7                                             38.9%

1-7           45.4%        76.3%        81.1%         66.3%            8-14                                            11.6

8-30          23.2          5.5          2.8           4.3             15-21                                           11.5

31-90         17.8          7.0         14.3          18.7             22-28                                           12.7

91-180         8.8          6.6          1.8           8.4             29-35                                           12.5

181+           4.8          4.6          0.0           2.3             36-42                                            8.0

                                                                       43-60                                            4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

* The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.
============================================================================================================================


============================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
============================================================================================================================

============================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
============================================================================================================================

SHORT-TERM INVESTMENTS TRUST

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
    [CROCKETT       A I M Advisors, Inc. (AIM) to make certain your interests
      PHOTO]        are being served in terms of fees, performance and
                    operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction.
BRUCE L. CROCKETT   Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                      In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                      The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                      Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT
                    ----------------------
                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    October 18, 2006

                    * To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 6-9.

SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                     together with the amount you invested, to        The hypothetical account values and
                                            estimate the expenses that you paid over      expenses may not be used to estimate the
As a shareholder in the Private             the period. Simply divide your account        actual ending account balance or expenses
Investment Class, you incur ongoing         value by $1,000 (for example, an $8,600       you paid for the period. You may use this
costs, including management fees,           account value divided by $1,000 = 8.6),       information to compare the ongoing costs
distribution and/or service fees (12b-1)    then multiply the result by the number in     of investing in a Fund and other funds.
and other Fund expenses. This example is    the table under the heading entitled          To do so, compare this 5% hypothetical
intended to help you understand your        "Actual Expenses Paid During Period" to       example with the 5% hypothetical examples
ongoing costs (in dollars) of investing     estimate the expenses you paid on your        that appear in the shareholder reports of
in the Funds and compare these costs with   account during this period.                   the other funds.
ongoing costs of investing in other
mutual funds. The example is based on an    HYPOTHETICAL EXAMPLE FOR                         Please note that the expenses shown in
investment of $1,000 invested at the        COMPARISON PURPOSES                           the table are meant to highlight your
beginning of the period and held for the                                                  ongoing costs only. Therefore, the
entire period March 1, 2006, through        The table below also provides information     hypothetical information is useful in
August 31, 2006.                            about hypothetical account values and         comparing ongoing costs only, and will
                                            hypothetical expenses based on each           not help you determine the relative total
ACTUAL EXPENSES                             Fund's actual expense ratio and an            costs of owning different funds.
                                            assumed rate of return of 5% per year
The table below provides information        before expenses, which is not a Fund's
about actual account values and actual      actual return.
expenses. You may use the information in
this table,

===================================================================================================================================

                                                        ACTUAL                                    HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                              BEGINNING          ENDING        EXPENSES          ENDING        EXPENSES       ANNUALIZED
                            ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING      EXPENSE
FUND                          (3/1/06)        (8/31/06)(1)     PERIOD(2)       (8/31/06)       PERIOD(2)        RATIO
Liquid Assets                  $1,000.00        $1,023.60         $2.14         $1,023.09         $2.14          0.42%
STIC Prime                      1,000.00         1,023.70          2.14          1,023.09          2.14          0.42
Treasury                        1,000.00         1,022.60          2.14          1,023.09          2.14          0.42
Government & Agency             1,000.00         1,023.10          2.14          1,023.09          2.14          0.42
Government TaxAdvantage         1,000.00         1,023.00          1.89          1,023.34          1.89          0.37

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

===================================================================================================================================

SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of        Agreement was appropriate and that AIM       Fund's portfolio management team at this
Short-Term Investments Trust (the             currently is providing services in           time. Although the independent written
"Trust") oversees the management of each      accordance with the terms of the             evaluation of the Fund's Senior Officer
series portfolio of the Trust (each, a        Advisory Agreement.                          (discussed below) only considered Fund
"Fund") and, as required by law,                                                           performance through the most recent
determines annually whether to approve        o The quality of services to be provided     calendar year, the Board also reviewed
the continuance of each Fund's advisory       by AIM. The Board reviewed the               more recent Fund performance, which did
agreement with A I M Advisors, Inc.           credentials and experience of the            not change their conclusions.
("AIM"). Based upon the recommendation        officers and employees of AIM who will
of the Investments Committee of the           provide investment advisory services to      o The performance of the Fund relative
Board, at a meeting on June 27, 2006,         the Fund. In reviewing the                   to indices. The Board reviewed the
the Board, including all of the               qualifications of AIM to provide             performance of the Fund during the past
independent trustees, approved the            investment advisory services, the Board      one, three and five calendar years
continuance of the advisory agreement         considered such issues as AIM's              against the performance of the Lipper
(the "Advisory Agreement") between each       portfolio and product review process,        Institutional US Government Money Market
Fund and AIM for another year, effective      AIM's legal and compliance function,         Index. The Board noted that the Fund's
July 1, 2006.                                 AIM's use of technology, AIM's portfolio     performance was comparable to the
                                              administration function and the quality      performance of such Index for the one
   The Board considered the factors           of AIM's investment research. Based on       and five year periods and above such
discussed below in evaluating the             the review of these and other factors,       Index for the three year period. Based
fairness and reasonableness of each           the Board concluded that the quality of      on this review and after taking account
Fund's Advisory Agreement at the meeting      services to be provided by AIM was           of all of the other factors that the
on June 27, 2006 and as part of the           appropriate and that AIM currently is        Board considered in determining whether
Board's ongoing oversight of each Fund.       providing satisfactory services in           to continue the Advisory Agreement for
In their deliberations, the Board and         accordance with the terms of the             the Fund, the Board concluded that no
the independent trustees did not              Advisory Agreement.                          changes should be made to the Fund and
identify any particular factor that was                                                    that it was not necessary to change the
controlling, and each trustee attributed      o Meetings with the Fund's portfolio         Fund's portfolio management team at this
different weights to the various              managers and investment personnel. With      time. Although the independent written
factors.                                      respect to the Fund, the Board is            evaluation of the Fund's Senior Officer
                                              meeting periodically with such Fund's        (discussed below) only considered Fund
   One responsibility of the independent      portfolio managers and/or other              performance through the most recent
Senior Officer of the Funds is to manage      investment personnel and believes that       calendar year, the Board also reviewed
the process by which the Funds' proposed      such individuals are competent and able      more recent Fund performance, which did
management fees are negotiated to ensure      to continue to carry out their               not change their conclusions.
that they are negotiated in a manner          responsibilities under the Advisory
which is at arms' length and reasonable.      Agreement.                                   o Fees relative to those of clients of
To that end, the Senior Officer must                                                       AIM with comparable investment
either supervise a competitive bidding        o Overall performance of AIM. The Board      strategies. The Board reviewed the
process or prepare an independent             considered the overall performance of        effective advisory fee rate (before
written evaluation. The Senior Officer        AIM in providing investment advisory and     waivers) for the Fund under the Advisory
has recommended an independent written        portfolio administrative services to the     Agreement. The Board noted that this
evaluation in lieu of a competitive           Fund and concluded that such performance     rate was below the effective advisory
bidding process and, upon the direction       was satisfactory.                            fee rates (before waivers) for two
of the Board, has prepared such an                                                         mutual funds advised by AIM with
independent written evaluation. Such          o Independent written evaluation and         investment strategies comparable to
written evaluation also considered            recommendations of the Fund's Senior         those of the Fund (one of which has an
certain of the factors discussed below.       Officer. The Board noted that, upon          "all-in" fee structure whereby AIM pays
                                              their direction, the Senior Officer of       all of the fund's ordinary operating
   The discussion below serves as a           the Fund, who is independent of AIM and      expenses). The Board noted that AIM has
summary of the Senior Officer's               AIM's affiliates, had prepared an            agreed to waive fees and/or limit
independent written evaluation, as well       independent written evaluation in order      expenses of the Fund, as discussed
as a discussion of the material factors       to assist the Board in determining the       below. Based on this review, the Board
and the conclusions with respect thereto      reasonableness of the proposed               concluded that the advisory fee rate for
that formed the basis for the Board's         management fees of the AIM Funds,            the Fund under the Advisory Agreement
approval of each Fund's Advisory              including the Fund. The Board noted that     was fair and reasonable.
Agreement. After consideration of all of      the Senior Officer's written evaluation
the factors below and based on its            had been relied upon by the Board in         o Fees relative to those of comparable
informed business judgment, the Board         this regard in lieu of a competitive         funds with other advisors. The Board
determined that each Fund's Advisory          bidding process. In determining whether      reviewed the advisory fee rate for the
Agreement is in the best interests of         to continue the Advisory Agreement for       Fund under the Advisory Agreement. The
the Fund and its shareholders and that        the Fund, the Board considered the           Board compared effective contractual
the compensation to AIM under each            Senior Officer's written evaluation.         advisory fee rates at a common asset
Fund's Advisory Agreement is fair and                                                      level at the end of the past calendar
reasonable and would have been obtained       FUND-SPECIFIC FACTORS WITH SEPARATE          year and noted that the Fund's rate was
through arm's length negotiations.            CONCLUSIONS                                  below the median rate of the funds
                                                                                           advised by other advisors with
   Unless otherwise stated, information       The Board considered the following           investment strategies comparable to
presented below is as of June 27, 2006        fund-specific factors separately for         those of the Fund that the Board
and does not reflect any changes that         each Fund, and reached separate              reviewed. The Board noted that AIM has
may have occurred since June 27, 2006,        conclusions for each Fund, which             agreed to waive fees and/or limit
including but not limited to changes to       conclusions are set forth below.             expenses of the Fund, as discussed
each Fund's performance, advisory fees,                                                    below. Based on this review, the Board
expense limitations and/or fee waivers.       GOVERNMENT & AGENCY PORTFOLIO                concluded that the advisory fee rate for
                                                                                           the Fund under the Advisory Agreement
FUND-SPECIFIC FACTORS WITH THE SAME           o The performance of the Fund relative       was fair and reasonable.
CONCLUSIONS                                   to comparable funds. The Board reviewed
                                              the performance of the Fund during the       o Expense limitations and fee waivers.
The Board considered the following            past one, three and five calendar years      The Board noted that AIM has
fund-specific factors separately for          against the performance of funds advised     contractually agreed to waive fees
each Fund, and reached the same               by other advisors with investment            and/or limit expenses of the Fund in an
conclusions for each Fund, which              strategies comparable to those of the        amount necessary to limit total annual
conclusions are set forth below.              Fund. The Board noted that the Fund's        operating expenses to a specified
                                              performance in such periods was above        percentage of average daily net assets
o The nature and extent of the advisory       the median performance of such               for each class of the Fund. The Board
services to be provided by AIM. The           comparable funds. Based on this review       considered the contractual nature of
Board reviewed the services to be             and after taking account of all of the       this fee waiver/expense limitation and
provided by AIM under the Advisory            other factors that the Board considered      noted that it remains in effect until
Agreement. Based on such review, the          in determining whether to continue the       June 30, 2007.
Board concluded that the range of             Advisory Agreement for the Fund, the
services to be provided by AIM under the      Board concluded that no changes should
Advisory                                      be made to the Fund and that it was not                                   (continued)
                                              necessary to change the

SHORT-TERM INVESTMENTS TRUST

The Board considered the effect this fee      o Fees relative to those of clients of       cash and cash collateral from securities
waiver/expense limitation would have on       AIM with comparable investment               lending arrangements, if any
the Fund's estimated expenses and             strategies. The Board reviewed the           (collectively, "cash balances") of the
concluded that the levels of fee              effective advisory fee rate (before          Fund may be invested in money market
waivers/expense limitations for the Fund      waivers) for the Fund under the Advisory     funds advised by AIM pursuant to the
were fair and reasonable.                     Agreement. The Board noted that this         terms of an SEC exemptive order. The
                                              rate was below the effective advisory        Board found that the Fund may realize
o Breakpoints and economies of scale.         fee rate (before waivers) for a mutual       certain benefits upon investing cash
The Board reviewed the structure of the       fund advised by AIM with investment          balances in AIM advised money market
Fund's advisory fee under the Advisory        strategies comparable to those of the        funds, including a higher net return,
Agreement, noting that it does not            Fund (which has an "all-in" fee              increased liquidity, increased
include any breakpoints. The Board            structure whereby AIM pays all of the        diversification or decreased transaction
considered whether it would be                fund's ordinary operating expenses) and      costs. The Board also found that the
appropriate to add advisory fee               above the effective advisory fee rate        Fund will not receive reduced services
breakpoints for the Fund or whether, due      (before waivers) for a second mutual         if it invests its cash balances in such
to the nature of the Fund and the             fund advised by AIM with investment          money market funds. The Board noted
advisory fee structures of comparable         strategies comparable to those of the        that, to the extent the Fund invests
funds, it was reasonable to structure         Fund. The Board noted that AIM has           uninvested cash in affiliated money
the advisory fee without breakpoints.         agreed to waive fees and/or limit            market funds, AIM has voluntarily agreed
Based on this review, the Board               expenses of the Fund, as discussed           to waive a portion of the advisory fees
concluded that it was not necessary to        below. Based on this review, the Board       it receives from the Fund attributable
add advisory fee breakpoints to the           concluded that the advisory fee rate for     to such investment. The Board further
Fund's advisory fee schedule. The Board       the Fund under the Advisory Agreement        determined that the proposed securities
reviewed the level of the Fund's              was fair and reasonable.                     lending program and related procedures
advisory fees, and noted that such fees,                                                   with respect to the lending Fund is in
as a percentage of the Fund's net             o Fees relative to those of comparable       the best interests of the lending Fund
assets, would remain constant under the       funds with other advisors. The Board         and its respective shareholders. The
Advisory Agreement because the Advisory       reviewed the advisory fee rate for the       Board therefore concluded that the
Agreement does not include any                Fund under the Advisory Agreement. The       investment of cash collateral received
breakpoints. The Board concluded that         Board compared effective contractual         in connection with the securities
the Fund's fee levels under the Advisory      advisory fee rates at a common asset         lending program in the money market
Agreement therefore would not reflect         level at the end of the past calendar        funds according to the procedures is in
economies of scale.                           year and noted that the Fund's rate was      the best interests of the lending Fund
                                              below the median rate of the funds           and its respective shareholders.
o Investments in affiliated money market      advised by other advisors with
funds. Not applicable because the Fund        investment strategies comparable to          LIQUID ASSETS PORTFOLIO
does not invest in affiliated money           those of the Fund that the Board
market funds.                                 reviewed. The Board noted that AIM has       o The performance of the Fund relative
                                              agreed to waive fees and/or limit            to comparable funds. The Board reviewed
GOVERNMENT TAXADVANTAGE PORTFOLIO             expenses of the Fund, as discussed           the performance of the Fund during the
                                              below. Based on this review, the Board       past one, three and five calendar years
o The performance of the Fund relative        concluded that the advisory fee rate for     against the performance of funds advised
to comparable funds. The Board reviewed       the Fund under the Advisory Agreement        by other advisors with investment
the performance of the Fund during the        was fair and reasonable.                     strategies comparable to those of the
past one, three and five calendar years                                                    Fund. The Board noted that the Fund's
against the performance of funds advised      o Expense limitations and fee waivers.       performance in such periods was above
by other advisors with investment             The Board noted that AIM has                 the median performance of such
strategies comparable to those of the         contractually agreed to waive fees           comparable funds. Based on this review
Fund. The Board noted that the Fund's         and/or limit expenses of the Fund in an      and after taking account of all of the
performance in such periods was above         amount necessary to limit total annual       other factors that the Board considered
the median performance of such                operating expenses to a specified            in determining whether to continue the
comparable funds. Based on this review        percentage of average daily net assets       Advisory Agreement for the Fund, the
and after taking account of all of the        for each class of the Fund. The Board        Board concluded that no changes should
other factors that the Board considered       considered the contractual nature of         be made to the Fund and that it was not
in determining whether to continue the        this fee waiver/expense limitation and       necessary to change the Fund's portfolio
Advisory Agreement for the Fund, the          noted that it remains in effect until        management team at this time. Although
Board concluded that no changes should        June 30, 2007. The Board considered the      the independent written evaluation of
be made to the Fund and that it was not       effect this fee waiver/expense               the Fund's Senior Officer (discussed
necessary to change the Fund's portfolio      limitation would have on the Fund's          below) only considered Fund performance
management team at this time. Although        estimated expenses and concluded that        through the most recent calendar year,
the independent written evaluation of         the levels of fee waivers/expense            the Board also reviewed more recent Fund
the Fund's Senior Officer (discussed          limitations for the Fund were fair and       performance, which did not change their
below) only considered Fund performance       reasonable.                                  conclusions.
through the most recent calendar year,
the Board also reviewed more recent Fund      o Breakpoints and economies of scale.        o The performance of the Fund relative
performance, which did not change their       The Board reviewed the structure of the      to indices. The Board reviewed the
conclusions.                                  Fund's advisory fee under the Advisory       performance of the Fund during the past
                                              Agreement, noting that it includes two       one, three and five calendar years
o The performance of the Fund relative        breakpoints. The Board reviewed the          against the performance of the Lipper
to indices. The Board reviewed the            level of the Fund's advisory fees, and       Institutional Money Market Index. The
performance of the Fund during the past       noted that such fees, as a percentage of     Board noted that the Fund's performance
one, three and five calendar years            the Fund's net assets, have decreased as     in such periods was comparable to the
against the performance of the Lipper         net assets increased because the             performance of such Index. Based on this
Institutional US Government Money Market      Advisory Agreement includes breakpoints.     review and after taking account of all
Index. The Board noted that the Fund's        The Board noted that, due to the Fund's      of the other factors that the Board
performance in such periods was               asset levels at the end of the past          considered in determining whether to
comparable to the performance of such         calendar year and the way in which the       continue the Advisory Agreement for the
Index. Based on this review and after         advisory fee breakpoints have been           Fund, the Board concluded that no
taking account of all of the other            structured, the Fund has yet to fully        changes should be made to the Fund and
factors that the Board considered in          benefit from the breakpoints. The Board      that it was not necessary to change the
determining whether to continue the           concluded that the Fund's fee levels         Fund's portfolio management team at this
Advisory Agreement for the Fund, the          under the Advisory Agreement therefore       time. Although the independent written
Board concluded that no changes should        reflect economies of scale and that it       evaluation of the Fund's Senior Officer
be made to the Fund and that it was not       was not necessary to change the advisory     (discussed below) only considered Fund
necessary to change the Fund's portfolio      fee breakpoints in the Fund's advisory
management team at this time. Although        fee schedule.
the independent written evaluation of                                                                                   (continued)
the Fund's Senior Officer (discussed          o Investments in affiliated money market
below) only considered Fund performance       funds. The Board also took into account
through the most recent calendar year,        the fact that uninvested
the Board also reviewed more recent Fund
performance, which did not change their
conclusions.

SHORT-TERM INVESTMENTS TRUST

performance through the most recent           o Investments in affiliated money market     other advisors with investment
calendar year, the Board also reviewed        funds. Not applicable because the Fund       strategies comparable to those of the
more recent Fund performance, which did       does not invest in affiliated money          Fund that the Board reviewed. The Board
not change their conclusions.                 market funds.                                noted that AIM has agreed to waive fees
                                                                                           and/or limit expenses of the Fund, as
o Fees relative to those of clients of        STIC PRIME PORTFOLIO                         discussed below. Based on this review,
AIM with comparable investment                                                             the Board concluded that the advisory
strategies. The Board reviewed the            o The performance of the Fund relative       fee rate for the Fund under the Advisory
effective advisory fee rate (before           to comparable funds. The Board reviewed      Agreement was fair and reasonable.
waivers) for the Fund under the Advisory      the performance of the Fund during the
Agreement. The Board noted that this          past one, three and five calendar years      o Expense limitations and fee waives.
rate was (i) the same as the effective        against the performance of funds advised     The Board noted that AIM has
advisory fee rate (before waivers) for a      by other advisors with investment            contractually agreed to waive fees
mutual fund advised by AIM with               strategies comparable to those of the        and/or limit expenses of the Fund in an
investment strategies comparable to           Fund. The Board noted that the Fund's        amount necessary to limit total annual
those of the Fund; and (ii) above the         performance in such periods was above        operating expenses to a specified
effective fee rates (before waivers) for      the median performance of such               percentage of average daily net assets
three collective trust funds sub-advised      comparable funds. Based on this review       for each class of the Fund. The Board
by an AIM affiliate with investment           and after taking account of all of the       considered the contractual nature of
strategies comparable to those of the         other factors that the Board considered      this fee waiver/expense limitation and
Fund. The Board noted that AIM has            in determining whether to continue the       noted that it remains in effect until
agreed to waive fees and/or limit             Advisory Agreement for the Fund, the         June 30, 2007. The Board considered the
expenses of the Fund, as discussed            Board concluded that no changes should       effect this fee waiver/expense
below. Based on this review, the Board        be made to the Fund and that it was not      limitation would have on the Fund's
concluded that the advisory fee rate for      necessary to change the Fund's portfolio     estimated expenses and concluded that
the Fund under the Advisory Agreement         management team at this time. Although       the levels of fee waivers/expense
was fair and reasonable.                      the independent written evaluation of        limitations for the Fund were fair and
                                              the Fund's Senior Officer (discussed         reasonable.
o Fees relative to those of comparable        below) only considered Fund performance
funds with other advisors. The Board          through the most recent calendar year,       o Breakpoints and economies of scale.
reviewed the advisory fee rate for the        the Board also reviewed more recent Fund     The Board reviewed the structure of the
Fund under the Advisory Agreement. The        performance, which did not change their      Fund's advisory fee under the Advisory
Board compared effective contractual          conclusions.                                 Agreement, noting that it does not
advisory fee rates at a common asset                                                       include any breakpoints. The Board
level at the end of the past calendar         o The performance of the Fund relative       considered whether it would be
year and noted that the Fund's rate was       to indices. The Board reviewed the           appropriate to add advisory fee
below the median rate of the funds            performance of the Fund during the past      breakpoints for the Fund or whether, due
advised by other advisors with                one, three and five calendar years           to the nature of the Fund and the
investment strategies comparable to           against the performance of the Lipper        advisory fee structures of comparable
those of the Fund that the Board              Institutional Money Market Fund Index.       funds, it was reasonable to structure
reviewed. The Board noted that AIM has        The Board noted that the Fund's              the advisory fee without breakpoints.
agreed to waive fees and/or limit             performance in such periods was              Based on this review, the Board
expenses of the Fund, as discussed            comparable to the performance of such        concluded that it was not necessary to
below. Based on this review, the Board        Index. Based on this review and after        add advisory fee breakpoints to the
concluded that the advisory fee rate for      taking account of all of the other           Fund's advisory fee schedule. The Board
the Fund under the Advisory Agreement         factors that the Board considered in         reviewed the level of the Fund's
was fair and reasonable.                      determining whether to continue the          advisory fees, and noted that such fees,
                                              Advisory Agreement for the Fund, the         as a percentage of the Fund's net
o Expense limitations and fee waives.         Board concluded that no changes should       assets, would remain constant under the
The Board noted that AIM has                  be made to the Fund and that it was not      Advisory Agreement because the Advisory
contractually agreed to waive fees            necessary to change the Fund's portfolio     Agreement does not include any
and/or limit expenses of the Fund in an       management team at this time. Although       breakpoints. The Board concluded that
amount necessary to limit total annual        the independent written evaluation of        the Fund's fee levels under the Advisory
operating expenses to a specified             the Fund's Senior Officer (discussed         Agreement therefore would not reflect
percentage of average daily net assets        below) only considered Fund performance      economies of scale.
for each class of the Fund. The Board         through the most recent calendar year,
considered the contractual nature of          the Board also reviewed more recent Fund     o Investments in affiliated money market
this fee waiver/expense limitation and        performance, which did not change their      funds. Not applicable because the Fund
noted that it remains in effect until         conclusions.                                 does not invest in affiliated money
June 30, 2007. The Board considered the                                                    market funds.
effect this fee waiver/expense                o Fees relative to those of clients of
limitation would have on the Fund's           AIM with comparable investment               TREASURY PORTFOLIO
estimated expenses and concluded that         strategies. The Board reviewed the
the levels of fee waivers/expense             effective advisory fee rate (before          o The performance of the Fund relative
limitations for the Fund were fair and        waivers) for the Fund under the Advisory     to comparable funds. The Board reviewed
reasonable.                                   Agreement. The Board noted that this         the performance of the Fund during the
                                              rate was (i) the same as the effective       past one, three and five calendar years
o Breakpoints and economies of scale.         advisory fee rate (before waivers) for a     against the performance of funds advised
The Board reviewed the structure of the       mutual fund advised by AIM with              by other advisors with investment
Fund's advisory fee under the Advisory        investment strategies comparable to          strategies comparable to those of the
Agreement, noting that it does not            those of the Fund; and (ii) above the        Fund. The Board noted that the Fund's
include any breakpoints. The Board            effective fee rates (before waivers) for     performance in such periods was above
considered whether it would be                three collective trust funds sub-advised     the median performance of such
appropriate to add advisory fee               by an AIM affiliate with investment          comparable funds. Based on this review
breakpoints for the Fund or whether, due      strategies comparable to those of the        and after taking account of all of the
to the nature of the Fund and the             Fund. The Board noted that AIM has           other factors that the Board considered
advisory fee structures of comparable         agreed to waive fees and/or limit            in determining whether to continue the
funds, it was reasonable to structure         expenses of the Fund, as discussed           Advisory Agreement for the Fund, the
the advisory fee without breakpoints.         below. Based on this review, the Board       Board concluded that no changes should
Based on this review, the Board               concluded that the advisory fee rate for     be made to the Fund and that it was not
concluded that it was not necessary to        the Fund under the Advisory Agreement        necessary to change the Fund's portfolio
add advisory fee breakpoints to the           was fair and reasonable.                     management team at this time. Although
Fund's advisory fee schedule. The Board                                                    the independent written evaluation of
reviewed the level of the Fund's              o Fees relative to those of comparable       the Fund's Senior Officer (discussed
advisory fees, and noted that such fees,      funds with other advisors. The Board         below) only considered Fund performance
as a percentage of the Fund's net             reviewed the advisory fee rate for the       through the most recent calendar year,
assets, would remain constant under the       Fund under the Advisory Agreement. The       the Board also reviewed more recent Fund
Advisory Agreement because the Advisory       Board compared effective contractual         performance, which did not change their
Agreement does not include any                advisory fee rates at a common asset         conclusions.
breakpoints. The Board concluded that         level at the end of the past calendar
the Fund's fee levels under the Advisory      year and noted that the Fund's rate was
Agreement therefore would not reflect         comparable to the median rate of the                                      (continued)
economies of scale.                           funds advised by

SHORT-TERM INVESTMENTS TRUST


o The performance of the Fund relative        The Board reviewed the level of the          o AIM's financial soundness in light of
to indices. The Board reviewed the            Fund's advisory fees, and noted that         the Fund's needs. The Board considered
performance of the Fund during the past       such fees, as a percentage of the Fund's     whether AIM is financially sound and has
one, three and five calendar years            net assets, would remain constant under      the resources necessary to perform its
against the performance of the Lipper         the Advisory Agreement because the           obligations under the Advisory
Institutional US Treasury Money Market        Advisory Agreement does not include any      Agreement, and concluded that AIM has
Index. The Board noted that the Fund's        breakpoints. The Board concluded that        the financial resources necessary to
performance was comparable to the             the Fund's fee levels under the Advisory     fulfill its obligations under the
performance of such Index for the one         Agreement therefore would not reflect        Advisory Agreement.
year period and above such Index for the      economies of scale.
three and five year periods. Based on                                                      o Historical relationship between the
this review and after taking account of       o Investments in affiliated money market     Fund and AIM. In determining whether to
all of the other factors that the Board       funds. The Board also took into account      continue the Advisory Agreement for the
considered in determining whether to          the fact that uninvested cash and cash       Fund, the Board also considered the
continue the Advisory Agreement for the       collateral from securities lending           prior relationship between AIM and the
Fund, the Board concluded that no             arrangements, if any (collectively,          Fund, as well as the Board's knowledge
changes should be made to the Fund and        "cash balances") of the Fund may be          of AIM's operations, and concluded that
that it was not necessary to change the       invested in money market funds advised       it was beneficial to maintain the
Fund's portfolio management team at this      by AIM pursuant to the terms of an SEC       current relationship, in part, because
time. Although the independent written        exemptive order. The Board found that        of such knowledge. The Board also
evaluation of the Fund's Senior Officer       the Fund may realize certain benefits        reviewed the general nature of the
(discussed below) only considered Fund        upon investing cash balances in AIM          non-investment advisory services
performance through the most recent           advised money market funds, including a      currently performed by AIM and its
calendar year, the Board also reviewed        higher net return, increased liquidity,      affiliates, such as administrative,
more recent Fund performance, which did       increased diversification or decreased       transfer agency and distribution
not change their conclusions.                 transaction costs. The Board also found      services, and the fees received by AIM
                                              that the Fund will not receive reduced       and its affiliates for performing such
o Fees relative to those of clients of        services if it invests its cash balances     services. In addition to reviewing such
AIM with comparable investment                in such money market funds. The Board        services, the trustees also considered
strategies. The Board noted that AIM          noted that, to the extent the Fund           the organizational structure employed by
does not serve as an advisor to other         invests uninvested cash in affiliated        AIM and its affiliates to provide those
mutual funds or other clients with            money market funds, AIM has voluntarily      services. Based on the review of these
investment strategies comparable to           agreed to waive a portion of the             and other factors, the Board concluded
those of the Fund.                            advisory fees it receives from the Fund      that AIM and its affiliates were
                                              attributable to such investment. The         qualified to continue to provide
o Fees relative to those of comparable        Board further determined that the            non-investment advisory services to the
funds with other advisors. The Board          proposed securities lending program and      Fund, including administrative, transfer
reviewed the advisory fee rate for the        related procedures with respect to the       agency and distribution services, and
Fund under the Advisory Agreement. The        lending Fund is in the best interests of     that AIM and its affiliates currently
Board compared effective contractual          the lending Fund and its respective          are providing satisfactory
advisory fee rates at a common asset          shareholders. The Board therefore            non-investment advisory services.
level at the end of the past calendar         concluded that the investment of cash
year and noted that the Fund's rate was       collateral received in connection with       o Other factors and current trends. The
below the median rate of the funds            the securities lending program in the        Board considered the steps that AIM and
advised by other advisors with                money market funds according to the          its affiliates have taken over the last
investment strategies comparable to           procedures is in the best interests of       several years, and continue to take, in
those of the Fund that the Board              the lending Fund and its respective          order to improve the quality and
reviewed. The Board noted that AIM has        shareholders.                                efficiency of the services they provide
agreed to waive fees and/or limit                                                          to the Funds in the areas of investment
expenses of the Fund, as discussed            GLOBAL FACTORS                               performance, product line
below. Based on this review, the Board                                                     diversification, distribution, fund
concluded that the advisory fee rate for      The Board considered the following           operations, shareholder services and
the Fund under the Advisory Agreement         global factors for each Fund and reached     compliance. The Board concluded that
was fair and reasonable.                      the same conclusions for each Fund,          these steps taken by AIM have improved,
                                              which conclusions are set forth below.       and are likely to continue to improve,
o Expense limitations and fee waivers.                                                     the quality and efficiency of the
The Board noted that AIM has                  o Profitability of AIM and its               services AIM and its affiliates provide
contractually agreed to waive fees            affiliates. The Board reviewed               to the Fund in each of these areas, and
and/or limit expenses of the Fund in an       information concerning the profitability     support the Board's approval of the
amount necessary to limit total annual        of AIM's (and its affiliates')               continuance of the Advisory Agreement
operating expenses to a specified             investment advisory and other activities     for the Fund.
percentage of average daily net assets        and its financial condition. The Board
for each class of the Fund. The Board         considered the overall profitability of
considered the contractual nature of          AIM, as well as the profitability of AIM
this fee waiver/expense limitation and        in connection with managing the Fund.
noted that it remains in effect until         The Board noted that AIM's operations
June 30, 2007. The Board considered the       remain profitable, although increased
effect this fee waiver/expense                expenses in recent years have reduced
limitation would have on the Fund's           AIM's profitability. Based on the review
estimated expenses and concluded that         of the profitability of AIM's and its
the levels of fee waivers/expense             affiliates' investment advisory and
limitations for the Fund were fair and        other activities and its financial
reasonable.                                   condition, the Board concluded that the
                                              compensation to be paid by the Fund to
o Breakpoints and economies of scale.         AIM under its Advisory Agreement was not
The Board reviewed the structure of the       excessive.
Fund's advisory fee under the Advisory
Agreement, noting that it does not            o Benefits of soft dollars to AIM. The
include any breakpoints. The Board            Board considered the benefits realized
considered whether it would be                by AIM as a result of brokerage
appropriate to add advisory fee               transactions executed through "soft
breakpoints for the Fund or whether, due      dollar" arrangements. Under these
to the nature of the Fund and the             arrangements, brokerage commissions paid
advisory fee structures of comparable         by other funds advised by AIM are used
funds, it was reasonable to structure         to pay for research and execution
the advisory fee without breakpoints.         services. This research may be used by
Based on this review, the Board               AIM in making investment decisions for
concluded that it was not necessary to        the Fund. The Board concluded that such
add advisory fee breakpoints to the           arrangements were appropriate.
Fund's advisory fee schedule.

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-4.52%

Amstel Funding Corp.,
  (Acquired 05/26/06; Cost $97,430,000)
  5.14%(b)(c)                                  11/22/06   $   100,000    $    98,829,222
----------------------------------------------------------------------------------------
  (Acquired 08/16/06; Cost $135,050,123)
  5.27%(b)(c)                                  02/13/07       138,705        135,354,696
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $123,313,333)
  5.28%(b)(c)                                  11/21/06       125,000        123,515,000
----------------------------------------------------------------------------------------
  (Acquired 07/31/06; Cost $98,612,750)
  5.37%(b)(c)                                  11/01/06       100,000         99,090,083
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $47,346,013)
  5.39%(b)(c)                                  10/30/06        48,000         47,575,987
----------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $49,955,606)
  5.42%(b)(c)                                  10/20/06        50,665         50,291,233
----------------------------------------------------------------------------------------
Atlantis One Funding Corp.,
  (Acquired 05/16/06; Cost $97,443,375)
  5.09%(b)(c)                                  11/13/06       100,000         98,968,875
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $149,320,583)
  5.26%(b)(c)                                  09/21/06       150,000        149,561,667
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $49,553,514)
  5.27%(b)(c)                                  10/11/06        50,000         49,707,222
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $49,333,299)
  5.28%(b)(c)                                  11/17/06        50,000         49,435,868
========================================================================================
                                                                             902,329,853
========================================================================================

ASSET-BACKED SECURITIES-
  FULLY BACKED-9.70%

Aquinas Funding LLC,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $96,571,575)
  5.26%(b)                                     09/21/06        96,883         96,599,886
----------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $83,714,720)
  5.28%(b)(d)                                  09/01/06        83,727         83,727,000
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $30,008,793)
  5.30%(b)                                     02/12/07        30,849         30,104,168
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Aspen Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $168,327,047)
  5.27%(b)                                     09/26/06   $   168,995    $   168,376,525
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $24,652,326)
  5.27%(b)                                     11/20/06        25,000         24,707,222
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $23,662,540)
  5.39%(b)                                     10/30/06        24,000         23,788,190
----------------------------------------------------------------------------------------
Blue Spice LLC
  (CEP-Deutsche Bank A.G.) (Acquired
  05/16/06; Cost $87,760,400)
  5.09%(b)(c)                                  11/08/06        90,000         89,134,700
----------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC,-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 08/21/06; Cost
  $218,297,276)
  5.25%(b)                                     09/14/06       219,064        218,648,691
----------------------------------------------------------------------------------------
  (Acquired 07/27/06; Cost $94,402,337)
  5.38%(b)                                     10/18/06        95,588         94,916,601
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC,- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 03/08/06; Cost
  $106,058,734)
  4.88%(b)(c)                                  09/11/06       108,784        108,636,688
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $284,733,525)
  5.27%(b)(c)                                  10/16/06       287,087        285,195,814
----------------------------------------------------------------------------------------
GOVCO Inc. (Acquired 06/19/06; Cost
  $77,832,178)
  5.36%(b)                                     12/18/06        80,000         78,713,600
----------------------------------------------------------------------------------------
Long Lane Master Trust IV,-Series A
  (CEP-Bank of America, N.A.) (Acquired
  08/21/06; Cost $139,315,644)
  5.26%(b)                                     09/20/06       139,929        139,540,542
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $177,197,437)
  5.33%(b)                                     09/07/06       177,988        177,829,887
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Newport Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/16/06; Cost $49,325,014)
  5.28%(b)                                     11/16/06   $    50,000    $    49,442,403
----------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $49,318,764)
  5.39%(b)                                     10/20/06        50,000         49,633,181
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $123,242,396)
  5.39%(b)                                     10/30/06       125,000        123,896,823
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (CEP-ABN AMRO Bank N.V.) (Acquired
  08/04/06; Cost $94,549,911)
  5.33%(b)(c)                                  09/05/06        95,000         94,943,739
========================================================================================
                                                                           1,937,835,660
========================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.15%

Amsterdam Funding Corp.
  (Acquired 08/15/06; Cost $105,937,720)
  5.29%(b)(c)                                  12/18/06       107,920        106,207,310
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/22/06; Cost $55,003,247)
  5.28%(b)                                     10/23/06        55,508         55,084,659
----------------------------------------------------------------------------------------
Barton Capital LLC,
  (Acquired 08/18/06; Cost $155,485,725)
  5.26%(b)                                     09/21/06       156,262        155,805,368
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $12,720,871)
  5.27%(b)                                     10/04/06        12,809         12,747,122
----------------------------------------------------------------------------------------
Charta LLC,
  (Acquired 08/10/06; Cost $99,209,500)
  5.27%(b)                                     10/03/06       100,000         99,531,555
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $69,549,122)
  5.27%(b)                                     10/11/06        70,000         69,590,111
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $81,877,789)
  5.32%(b)                                     09/26/06        82,475         82,170,301
----------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $73,494,128)
  5.35%(b)                                     09/08/06        74,000         73,923,019
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

CRC Funding LLC
  (Acquired 08/15/06; Cost $99,046,667)
  5.28%(b)                                     10/19/06   $   100,000    $    99,296,000
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/30/06; Cost $75,014,793)
  5.26%(b)                                     09/28/06        75,334         75,036,807
========================================================================================
                                                                             829,392,252
========================================================================================

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-12.10%

Grampian Funding Ltd./LLC,
  (Acquired 05/25/06; Cost $73,309,729)
  5.14%(b)(c)                                  10/30/06        75,000         74,368,823
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $136,300,500)
  5.29%(b)(c)                                  02/07/07       140,000        136,732,108
----------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $155,966,082)
  5.33%(b)                                     09/18/06       156,942        156,546,986
----------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $99,560,833)
  5.27%(b)                                     09/20/06       100,000         99,721,861
----------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $79,648,667)
  5.27%(b)                                     09/21/06        80,000         79,765,778
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $79,648,333)
  5.28%(b)                                     09/21/06        80,000         79,765,556
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $99,585,307)
  5.28%(b)                                     09/22/06       100,025         99,717,215
----------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $101,894,435)
  5.27%(b)                                     09/19/06       102,374        102,104,244
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,560,417)
  5.28%(b)                                     09/20/06       100,000         99,721,597
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $64,714,271)
  5.28%(b)                                     09/21/06        65,000         64,809,514
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06       100,444        100,134,925
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.,
  (Acquired 08/21/06; Cost $149,514,230)
  5.28%(b)                                     09/22/06   $   150,175    $   149,712,461
----------------------------------------------------------------------------------------
  Series 2005-I (Acquired 08/16/06; Cost
  $24,750,667)
  5.28%(b)                                     10/25/06        25,000         24,802,000
----------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp.,
  (Acquired 08/23/06; Cost $184,221,119)
  5.27%(b)                                     09/22/06       185,006        184,437,638
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $75,379,461)
  5.28%(b)                                     09/25/06        75,690         75,423,823
----------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC,
  (Acquired 06/14/06; Cost $57,207,617)
  5.29%(b)(c)                                  12/11/06        58,753         57,881,024
----------------------------------------------------------------------------------------
  (Acquired 08/07/06; Cost $119,450,267)
  5.32%(b)(c)                                  09/07/06       120,000        119,893,600
----------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $122,406,584)
  5.38%(b)(c)                                  10/25/06       124,113        123,111,408
----------------------------------------------------------------------------------------
Sigma Finance Inc.
  (Acquired 03/09/06; Cost $97,455,211)
  4.87%(b)(c)                                  09/13/06       100,000         99,837,567
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 08/22/06; Cost $175,741,057)
  5.27%(b)(c)                                  10/23/06       177,323        175,974,459
----------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $115,289,201)
  5.35%(b)                                     09/12/06       115,892        115,702,549
----------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 8/31/06; Cost $197,525,324)
  5.28%(b)                                     11/30/06       200,165        197,525,324
========================================================================================
                                                                           2,417,690,460
========================================================================================

DIVERSIFIED BANKS-0.49%

HBOS Treasury Services PLC
  5.11%(c)                                     11/22/06       100,000         98,837,194
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.74%

General Electric Capital Corp.
  5.26%                                        12/05/06       150,000        147,917,917
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


REGIONAL BANKS-1.59%

Danske Corp. Series A
  5.27%(c)                                     12/27/06   $   121,845    $   119,758,100
----------------------------------------------------------------------------------------
Northern Rock PLC
  (Acquired 05/25/06; Cost $97,346,917)
  5.14%(b)(c)                                  11/27/06       100,000         98,759,042
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 06/12/06; Cost $97,343,958)
  5.23%(b)                                     12/12/06       100,000         98,519,583
========================================================================================
                                                                             317,036,725
========================================================================================

SPECIALIZED FINANCE-0.23%

CIT Group Inc.
  5.15%                                        11/14/06        47,000         46,502,453
========================================================================================
    Total Commercial Paper (Cost
      $6,697,542,514)                                                      6,697,542,514
========================================================================================

CERTIFICATES OF DEPOSIT-10.62%

Banco Bilbao Vizcaya Argentaria, S.A.,
  4.35%                                        09/29/06        50,000         49,999,813
----------------------------------------------------------------------------------------
  4.76%                                        12/18/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  (United Kingdom),
  5.13%                                        03/26/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.32%                                        04/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        05/08/07        99,000         99,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.45%                                        06/12/07       102,000        102,000,000
----------------------------------------------------------------------------------------
BNP Paribas S.A.,
  5.27%                                        11/27/06        70,000         70,000,000
----------------------------------------------------------------------------------------
  5.50%                                        10/23/06       150,000        150,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  (United Kingdom)
  4.30%                                        09/28/06       100,000        100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC,
  4.75%                                        10/25/06       125,000        125,000,000
----------------------------------------------------------------------------------------
  4.99%                                        02/12/07       100,000         99,995,532
----------------------------------------------------------------------------------------
  5.20%                                        03/30/07       105,000        105,000,000
----------------------------------------------------------------------------------------
  5.31%                                        04/19/07        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.42%                                        06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom),
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.26%                                        12/15/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.26%                                        04/20/07        50,000         50,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Svenska Handelsbanken A.B.,
  4.77%                                        12/19/06   $    60,000    $    60,000,000
----------------------------------------------------------------------------------------
  4.95%                                        02/07/07        50,000         50,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom),
  5.25%                                        11/20/06        75,000         75,000,000
----------------------------------------------------------------------------------------
  5.28%                                        11/24/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        11/08/06        85,000         85,000,000
----------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07       100,000        100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,120,995,345)                                                      2,120,995,345
========================================================================================

VARIABLE RATE DEMAND NOTES-8.04%(E)

INSURED-2.11%(F)

Aerospace Corp.; Series 2006, Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.32%(d)(g)                                  06/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
Alaska (State of) Housing Finance Corp.;
  Series 2002 B, Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.38%(d)(g)                                  12/01/36         3,800          3,800,000
----------------------------------------------------------------------------------------
Baltimore (City of), Maryland (Consolidated
  Public Improvement Project); Series 2003 C,
  Refunding Taxable GO (INS-Financial
  Security Assurance Inc.)
  5.30%(d)(g)                                  10/15/20         4,015          4,015,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  08/01/29        23,900         23,900,000
----------------------------------------------------------------------------------------
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  5.38%(d)(g)                                  08/01/29         4,980          4,980,000
----------------------------------------------------------------------------------------
Denver (City and County of), Colorado School
  District No. 1; Series 2005 B, Taxable COP
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  12/15/18        23,930         23,930,000
----------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.32%(d)(g)                                  05/15/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

INSURED-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  07/01/24   $    31,695    $    31,695,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.);
  5.31%(d)(g)                                  09/01/32        15,370         15,370,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         4,750          4,750,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners II; Series 2001
  Tranche 1 Taxable Student Loan RB (INS-MBIA
  Insurance Corp.) (Acquired 11/14/02; Cost
  $25,000,000)
  5.31%(b)(d)(g)                               09/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  5.31%(b)(d)(g)                               08/01/37        60,000         60,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  5.31%(b)(d)(g)                               08/01/37        40,000         40,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of), Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  RB (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  11/01/15   $     3,700    $     3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency; Series 2006 B, Taxable RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  05/01/28         9,475          9,475,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5,
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  5.31%(d)(g)                                  09/01/35         6,500          6,500,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
  Refunding Special Obligation Taxable RB
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/32        14,130         14,130,000
----------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group); Sub-Series 2005
  B1, Taxable RB (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/22        22,045         22,045,000
========================================================================================
                                                                             422,190,000
========================================================================================

LETTER OF CREDIT ENHANCED-5.93%(H)

422 Capital LLC; Series 2004-A, Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/44        12,000         12,000,000
----------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006, Notes
  (LOC-Wachovia Bank, N.A.)
  5.43%(d)(g)                                  06/01/29         3,000          3,000,000
----------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
  Bonds (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  06/01/17         9,250          9,250,000
----------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.34%(c)(d)(g)                               07/01/26         4,230          4,230,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB, Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  08/01/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

American Association of Retired Persons;
  Series 2001, Floating Rate Notes (LOC-Bank
  of America, N.A.)
  5.31%(d)(g)                                  05/01/31   $    28,700    $    28,700,000
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Development Board;
  Series 2006 A, Refunding
  Taxable IDR (LOC-Allied Irish Banks PLC)
  5.33%(c)(d)(g)                               07/01/26         5,640          5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Bonds
  (LOC-Citizens Bank of Pennsylvania)
  5.38%(d)(g)                                  02/01/15        41,620         41,620,000
----------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  01/01/15        12,750         12,750,000
----------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Bonds (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/08        24,500         24,500,000
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A,
  Taxable RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  09/01/30        13,700         13,700,000
----------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A, Taxable RB
  (LOC-LaSalle Bank, N.A.)
  5.34%(d)(i)                                  02/15/27        17,400         17,400,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I, Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  5.31%(d)(g)                                  12/01/36        61,790         61,790,000
----------------------------------------------------------------------------------------
California (State of) Biola University;
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  5.31%(d)(g)                                  07/01/36        43,400         43,400,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC; Series 2005-B
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  07/01/25   $     1,315    $     1,315,000
----------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(g)                                     06/01/32         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  12/01/12         1,100          1,100,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 1999 F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  12/02/19         7,984          7,984,000
----------------------------------------------------------------------------------------
  Series 2000 B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20         7,239          7,239,000
----------------------------------------------------------------------------------------
  Series 2000 C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  09/01/20         2,537          2,537,000
----------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  09/01/34        18,155         18,155,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  11/01/28         1,995          1,995,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20        11,900         11,900,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments); Series 2006 A, Refunding
  Multi-Family Housing Taxable RB
  (LOC-Federal National Mortgage Association)
  5.30%(d)(g)                                  05/15/36         8,970          8,970,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc.;
  Floating Rate Notes (LOC-Wells Fargo Bank,
  N.A.)
  5.39%(d)(g)                                  02/02/43        14,480         14,480,000
----------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A,
  Taxable RB (LOC-Deutsche Bank A.G.)
  5.38%(c)(d)(g)                               05/01/09        30,190         30,190,000
----------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.43%(d)(g)                                  08/31/16         9,900          9,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004, Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/15   $     8,000    $     8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  07/01/30         5,100          5,100,000
----------------------------------------------------------------------------------------
Folk Financial Services Inc.; Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  5.45%(g)                                     10/15/27           320            320,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  01/01/25        10,745         10,745,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States; Series 2001 A, Taxable
  (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  03/01/33        17,590         17,590,000
----------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.37%(d)(g)                                  03/01/31        18,580         18,580,000
----------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B,
  Refunding RB (LOC-Bank of New York)
  5.31%(d)(g)                                  07/01/35         6,300          6,300,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.33%(d)(g)                                  06/01/25         6,350          6,350,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B, Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  5.31%(d)(g)                                  09/01/31         7,800          7,800,000
----------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  5.38%(d)(g)                                  12/01/39        16,750         16,750,000
----------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003, Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.28%(d)(g)                                  09/01/33         7,270          7,270,000
----------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.34%(d)(g)                                  06/01/26        10,000         10,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B, Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  06/01/20   $       380    $       380,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A,
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $152,050,000)
  5.31%(b)(d)(g)                               02/01/41       152,050        152,050,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/18        55,200         55,200,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  12/01/53         3,575          3,575,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001, Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  5.31%(d)(g)                                  06/01/36        36,300         36,300,000
----------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B, Taxable RB (LOC-Comerica
  Bank)
  5.38%(g)                                     01/01/35         8,810          8,810,000
----------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  5.31%(d)(g)                                  08/01/16         9,660          9,660,000
----------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005, Taxable RB (LOC-Allied Irish Banks
  PLC)
  5.30%(c)(d)(g)                               11/01/35        13,550         13,550,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B, Taxable Refunding
  Limited Obligation RB (LOC-Fifth Third
  Bank)
  5.35%(g)                                     11/01/28         7,760          7,760,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005, Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  10/01/25        21,000         21,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 12/01/04; Cost $7,000,000)
  5.31%(b)(d)(g)                               03/01/19   $     7,000    $     7,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South Project); Series 2005,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 06/01/06; Cost $10,000,000)
  5.31%(b)(d)(g)                               08/01/20        10,000         10,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003, Taxable IDR (LOC-JPMorgan Chase Bank)
  5.34%(d)(g)                                  12/01/27         7,330          7,330,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B,
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  12/01/20         9,000          9,000,000
----------------------------------------------------------------------------------------
Net Magan Two LLC; Series 2006, Taxable Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  04/01/26        15,200         15,200,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Thermal Energy Facilities);
  Series 2001 A, Taxable Marina Energy RB
  (LOC-Wachovia Bank, N.A.)
  5.32%(d)(g)                                  09/01/21         7,700          7,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association of Hunterdon County; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/24         2,305          2,305,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B, Taxable
  RB (LOC-Bank of New York)
  5.20%(d)(g)                                  11/01/37         1,650          1,650,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.33%(d)(g)                                  09/15/07   $     4,600    $     4,600,000
----------------------------------------------------------------------------------------
  Series 2003 H Taxable Service Contract
  Refunding RB (LOC-Dexia Group S.A.)
  5.31%(c)(d)(g)                               09/15/08         7,200          7,200,000
----------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.36%(d)(g)                                  01/01/20         2,110          2,110,000
----------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005, Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/23        11,900         11,900,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  05/01/27         3,270          3,270,000
----------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C, Taxable RB (LOC-Bank of
  America, N.A.)
  5.25%(d)(g)                                  02/15/21         7,500          7,500,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004, Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/14         3,000          3,000,000
----------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000, Floating
  Rate Bonds (LOC-Regions Bank)
  5.35%(d)(g)                                  09/01/20        15,650         15,650,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  5.37%(d)(g)                                  01/01/15         2,800          2,800,000
----------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.40%(d)(j)                                  12/01/25         1,590          1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.28%(d)(g)                                  12/01/22         4,070          4,069,723
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.33%(d)(g)                                  05/01/14        12,930         12,930,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Sabri Arac (The Quarry School); Series 2005,
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  10/01/35   $     7,500    $     7,500,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004, RB (LOC-Bank of America, N.A.)
  5.33%(d)(g)                                  04/01/24         9,530          9,530,000
----------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005, Taxable RB
  (LOC-Allied Irish Banks PLC)
  5.30%(c)(d)(g)                               07/01/33         5,500          5,500,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2002 B Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  11/01/52         9,730          9,730,000
----------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  10/01/53         4,805          4,805,000
----------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.33%(d)(g)                                  07/01/54        10,000         10,000,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  10/01/35        17,600         17,600,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  09/01/17         1,175          1,175,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/26        44,915         44,915,000
----------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004, Taxable
  RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  07/15/26        39,400         39,400,000
----------------------------------------------------------------------------------------
Wake Forest University; Series 1997, Taxable
  RB (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/17         3,400          3,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A, Floating Rate Notes (LOC-Fifth
  Third Bank)
  5.33%(d)(g)                                  05/01/44         9,530          9,530,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D, Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  07/01/25   $     1,900    $     1,900,000
----------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital LLC;
  Series 2003, Taxable RB (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  11/01/23        37,800         37,800,000
========================================================================================
                                                                           1,184,924,723
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,607,114,723)                                                      1,607,114,723
========================================================================================

ASSET-BACKED SECURITIES-6.42%

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-2.03%

Sigma Finance Inc.,
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(b)(c)                                  10/04/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/13/06; Cost $99,990,000)
  5.29%(b)(c)(j)                               03/19/07       100,000         99,994,607
----------------------------------------------------------------------------------------
  (Acquired 06/09/06; Cost $100,000,000)
  5.50%(b)(c)                                  07/11/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $155,000,000)
  5.51%(b)(c)                                  08/13/07       155,000        155,000,000
========================================================================================
                                                                             404,994,607
========================================================================================

DIVERSIFIED BANKS-0.23%

Lothian Mortgages Master Issuer PLC; Series
  2006-1A, Class A1, Floating Rate Bonds
  (Acquired 05/05/06; Cost $45,333,000)
  5.30%(b)(c)(j)                               04/24/07        45,333         45,333,000
========================================================================================

FULLY BACKED-1.39%

RACERS Trust; Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,000,000)
  5.35%(b)(j)                                  01/22/07       279,000        279,000,000
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.52%

Wachovia Asset Securitization Issuance LLC;
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 09/07/05;
  Cost $104,365,715)
  5.31%(b)(j)(k)                               11/25/34   $   104,366    $   104,365,715
========================================================================================

STRUCTURED-2.25%

Granite Master Issuer PLC; Series 2006-1A,
  Class A1, Floating Rate Bonds (Acquired
  01/18/06; Cost $150,000,000)
  5.30%(b)(c)(j)                               01/20/07       150,000        150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgage PLC; Series 12A, Class A1,
  Floating Rate Bonds (Acquired 07/14/06;
  Cost $95,000,000)
  5.31%(b)(c)(k)(l)                            05/17/07        95,000         95,000,000
----------------------------------------------------------------------------------------
Permanent Financing PLC; Series 9A, Class 1A,
  Floating Rate Bonds (Acquired 03/15/06;
  Cost $109,000,000)
  5.34%(b)(c)(j)                               03/10/07       109,000        109,000,000
----------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./Corp.; Series
  2004-1A, Class AMME, Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  5.35%(b)(c)(l)                               09/15/06        95,000         95,000,000
========================================================================================
                                                                             449,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $1,282,693,322)                                                      1,282,693,322
========================================================================================

MASTER NOTE AGREEMENTS-5.11%(M)

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $113,800,000)
  5.43%(b)(d)(i)(n)                                 --        113,800        113,800,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $907,000,000)
  5.44%(b)(d)(i)                               12/06/06       907,000        907,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $1,020,800,000)                                                      1,020,800,000
========================================================================================

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-4.35%

Allstate Life Global Funding Floating Rate
  MTN
  5.32%(j)                                     01/26/07   $    50,000    $    50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN (Acquired 11/18/03; Cost
  $130,000,000)
  5.39%(b)(j)                                  08/16/07       130,000        130,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  5.47%(b)(j)                                  07/06/07       140,000        140,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A.
  Floating Rate MTN (Acquired 06/23/06; Cost
  $100,000,000)
  5.48%(b)(c)(l)                               08/23/07       100,000        100,000,000
----------------------------------------------------------------------------------------
MetLife Global Funding I,
  Floating Rate MTN (Acquired 08/20/03; Cost
  $90,000,000)
  5.39%(b)(j)                                  09/14/07        90,000         90,000,000
----------------------------------------------------------------------------------------
  (Acquired 04/03/03; Cost $149,342,050)
  5.43%(b)(j)                                  08/28/07       149,300        149,317,728
----------------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp.
  Sec. Floating Rate MTN
  5.39%(j)                                     08/01/07        50,000         50,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada
  Floating Rate Yankee MTN
  5.40%(c)(j)                                  06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  Sr. Unsec. Floating Rate MTN (Acquired
  04/14/05; Cost $60,000,000)
  5.32%(b)(c)(j)                               08/21/07        60,000         60,000,000
========================================================================================
    Total Medium-Term Notes (Cost
      $869,317,728)                                                          869,317,728
========================================================================================

PROMISSORY NOTES-4.18%

Goldman Sachs Group, Inc. (The),
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%(b)(o)                                  10/03/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  5.38%(b)(i)(o)                               09/18/06        35,000         35,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.38%(b)(i)(o)                               11/07/06       100,000        100,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

PROMISSORY NOTES-(CONTINUED)

  (Acquired 02/06/06; Cost $200,000,000)
  5.39%(b)(i)(o)                               12/04/06   $   200,000    $   200,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.42%(b)(j)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.43%(b)(i)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.52%(b)(l)(o)                               11/07/06       100,000        100,000,000
========================================================================================
    Total Promissory Notes (Cost
      $835,000,000)                                                          835,000,000
========================================================================================

FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/25/06; Cost $100,000,000)
  5.46%(b)(l)(o)                               08/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/05; Cost $110,000,000)
  5.47%(b)(l)(o)                               11/21/06       110,000        110,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/05/06; Cost $253,000,000)
  5.57%(b)(l)(o)                               04/05/07       253,000        253,000,000
========================================================================================
    Total Funding Agreements (Cost
      $463,000,000)                                                          463,000,000
========================================================================================

TIME DEPOSITS-1.87%

Calyon S.A. (Cayman Islands)
  5.30%(d)                                     09/01/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Dexia Bank S.A. (Belgium)
  5.29%(d)                                     09/01/06       102,000        102,000,000
----------------------------------------------------------------------------------------
Suntrust Bank (Cayman Islands)
  5.30%(d)                                     09/01/06       171,595        171,595,576
========================================================================================
    Total Time Deposits (Cost $373,595,576)                                  373,595,576
========================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

OVERSEAS PRIVATE INVESTMENT CORP.-0.03%

Floating Rate Notes, 5.31%(d)(e)(g)
  (Cost $6,500,000)                            12/31/10         6,500          6,500,000
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.46% (Cost $15,276,559,208)                               15,276,559,208
========================================================================================

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-24.61%(P)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08) 5.23%, 09/01/06                      $10,001,453    $    10,000,000
----------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35) 5.29%,
  09/01/06                                                485,071,268        485,000,000
----------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259; 4.50%-8.13%,
  08/15/21-02/15/36) 5.23%, 09/01/06                       10,001,453         10,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                                          10,001,456         10,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46) 5.28%, 09/01/06                       14,488,997         14,486,872
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $656,381,668 (collateralized by U.S.
  Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                                         262,942,590        262,904,104
----------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $225,032,938 (collateralized by U.S.
  Treasury obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%, 09/01/06                                          75,010,979         75,000,000
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                           REPURCHASE
                                                             AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $1,106,165,055 (collateralized by Corporate
  obligations valued at $1,148,417,257;
  0%-7.88%, 09/22/06-12/01/49) 5.37%,
  09/01/06(c)                                             $685,516,331   $   685,414,042
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/07)
  5.24%, 09/01/06                                          10,001,456         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,149,236
  (collateralized by Corporate obligations
  valued at $1,050,000; 0%-7.72%,
  12/20/09-03/15/49) 5.37%, 09/01/06                      516,077,006        516,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066; 3.88%-12.00%,
  08/15/07-08/15/13) 5.23%, 09/01/06                       10,001,453         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $700,102,472 (collateralized
  by U.S. Government obligations valued at
  $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                                         195,028,546        195,000,000
----------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $400,058,556 (collateralized
  by U.S. Government obligations valued at
  $408,004,601; 0%, 11/29/06-06/23/33) 5.27%,
  09/01/06                                                249,036,451        249,000,000
----------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28) 5.24%, 09/01/06                       10,001,456         10,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, maturing value $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,000;
  3.00%-5.00%, 04/15/09-11/01/19) 5.29%,
  09/01/06                                                $200,029,389   $   200,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $600,089,375 (collateralized by Corporate
  obligations valued at $630,000,001;
  5.11%-6.09%, 11/25/35-04/25/36) 5.36%,
  09/01/06(c)                                             299,349,370        299,304,786
----------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,390 (collateralized by U.S.
  Treasury
  obligations valued at $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28) 5.24%,
  09/01/06                                                 10,001,456         10,000,000
----------------------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,667 (collateralized by U.S.
  Government obligations valued at
  $255,000,000; 4.00%-7.00%,
  09/01/17-06/01/36) 5.28%, 09/01/06                      170,024,933        170,000,000
----------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $800,117,333 (collateralized
  by U.S. Government obligations valued at
  $816,006,506; 0%-8.13%, 02/17/09-02/01/37)
  5.28%, 09/01/06                                         606,171,202        606,082,310
----------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                                          10,001,453         10,000,000
----------------------------------------------------------------------------------------
Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                                          10,001,444         10,000,000
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                           REPURCHASE
                                                             AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10) 5.24%,
  09/01/06                                                $10,001,456    $    10,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917
  (collateralized by U.S. Government
  obligations valued at $308,544,973;
  4.38%-5.67%, 10/15/06-07/15/16) 5.27%,
  09/01/06                                                100,014,639        100,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%-5.50%, 09/01/33-04/01/35) 5.28%,
  09/01/06                                                360,052,800        360,000,000
----------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,485;
  0%-9.00%, 01/15/08-07/01/36) 5.29%,
  09/01/06                                                 65,009,551         65,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/06,
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,597; 5.00%-7.00%,
  06/01/18-08/01/36) 5.28%, 09/01/06                      250,036,667        250,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury
  obligations valued at $510,002,402;
  4.38%-12.00%, 11/15/08-08/15/13) 5.23%,
  09/01/06                                                 44,692,059         44,685,567
----------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,663; 4.50%-6.25%,
  07/20/15-02/15/36) 5.28%, 09/01/06                      200,029,333        200,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,074,722 (collateralized
  by $525,000,001; 0%-7.77%,
  06/01/30-07/15/45) 5.38%, 09/01/06                      $39,570,584    $    39,564,671
========================================================================================
    Total Repurchase Agreements (Cost
      $4,917,442,352)                                                      4,917,442,352
========================================================================================
TOTAL INVESTMENTS -101.07% (Cost
  $20,194,001,560)(q)(r)                                                  20,194,001,560
========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.07)%                                       (213,176,148)
========================================================================================
NET ASSETS-100.00%                                                       $19,980,825,412
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $10,949,387,900, which represented 54.80% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.5%; Netherlands: 6.1%; other countries less than 5%:
    13.3%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2006.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(n) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(o) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2006 was $1,298,000,000, which represented 6.50% of the Fund's Net Assets.
(p) Principal amount equals value at period end. See Note 1I.
(q) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,276,559,208)                           $15,276,559,208
------------------------------------------------------------
Repurchase agreements (cost $4,917,442,352)    4,917,442,352
============================================================
    Total investments (cost
      $20,194,001,560)                        20,194,001,560
============================================================
Interest receivable                               76,631,207
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  721,110
------------------------------------------------------------
Other assets                                         156,062
============================================================
    Total assets                              20,271,509,939
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          197,525,324
------------------------------------------------------------
  Dividends                                       89,248,216
------------------------------------------------------------
  Amount due custodian                               151,411
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,053,379
------------------------------------------------------------
Accrued distribution fees                            675,453
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            47,069
------------------------------------------------------------
Accrued transfer agent fees                          222,043
------------------------------------------------------------
Accrued operating expenses                           761,632
============================================================
    Total liabilities                            290,684,527
============================================================
Net assets applicable to shares outstanding  $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $19,979,942,922
------------------------------------------------------------
Undistributed net investment income                2,058,268
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,175,778)
============================================================
                                             $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,058,663,790
____________________________________________________________
============================================================
Private Investment Class                     $   980,680,864
____________________________________________________________
============================================================
Personal Investment Class                    $    64,434,095
____________________________________________________________
============================================================
Cash Management Class                        $ 2,713,882,007
____________________________________________________________
============================================================
Reserve Class                                $    17,423,930
____________________________________________________________
============================================================
Resource Class                               $ 1,089,106,989
____________________________________________________________
============================================================
Corporate Class                              $    56,633,737
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,057,862,078
____________________________________________________________
============================================================
Private Investment Class                         980,689,765
____________________________________________________________
============================================================
Personal Investment Class                         64,436,249
____________________________________________________________
============================================================
Cash Management Class                          2,713,813,934
____________________________________________________________
============================================================
Reserve Class                                     17,428,040
____________________________________________________________
============================================================
Resource Class                                 1,089,107,807
____________________________________________________________
============================================================
Corporate Class                                   56,604,547
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $916,874,178
==========================================================================
EXPENSES:

Advisory fees                                                   29,796,541
--------------------------------------------------------------------------
Administrative services fees                                     1,105,931
--------------------------------------------------------------------------
Custodian fees                                                     846,529
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       5,034,691
--------------------------------------------------------------------------
  Personal Investment Class                                        553,477
--------------------------------------------------------------------------
  Cash Management Class                                          2,922,764
--------------------------------------------------------------------------
  Reserve Class                                                    580,623
--------------------------------------------------------------------------
  Resource Class                                                 1,963,216
--------------------------------------------------------------------------
  Corporate Class                                                  190,325
--------------------------------------------------------------------------
Transfer agent fees                                              2,833,511
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          534,130
--------------------------------------------------------------------------
Other                                                            1,573,809
==========================================================================
    Total expenses                                              47,935,547
==========================================================================
Less: Fees waived                                              (15,657,747)
==========================================================================
    Net expenses                                                32,277,800
==========================================================================
Net investment income                                          884,596,378
==========================================================================
Net realized gain from investment securities                       911,060
==========================================================================
Net increase in net assets resulting from operations          $885,507,438
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006               2005
------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $   884,596,378    $   445,613,914
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 911,060           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          885,507,438        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (639,998,716)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (42,306,265)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,936,707)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (127,479,313)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,939,893)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (42,131,448)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (27,804,036)        (1,786,918)
================================================================================================
    Total distributions from net investment income               (884,596,378)      (445,613,914)
================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (478,590)                --
------------------------------------------------------------------------------------------------
  Private Investment Class                                            (33,284)                --
------------------------------------------------------------------------------------------------
  Personal Investment Class                                            (1,910)                --
------------------------------------------------------------------------------------------------
  Cash Management Class                                               (76,508)                --
------------------------------------------------------------------------------------------------
  Reserve Class                                                          (538)                --
------------------------------------------------------------------------------------------------
  Resource Class                                                      (32,914)                --
------------------------------------------------------------------------------------------------
  Corporate Class                                                      (1,728)                --
================================================================================================
    Total distributions from net realized gains                      (625,472)                --
================================================================================================
    Decrease in net assets resulting from distributions          (885,221,850)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,776,520,511     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        171,846,264       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        18,242,840         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (695,502,781)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (110,822,387)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                  186,260,377        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                (409,826,741)       466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         1,936,718,083     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       1,937,003,671     (1,868,307,533)
================================================================================================

NET ASSETS:

  Beginning of year                                            18,043,821,741     19,912,129,274
================================================================================================
  End of year (including undistributed net investment income
    of $2,058,268 and $2,683,741, respectively)               $19,980,825,412    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

LIQUID ASSETS PORTFOLIO

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $12,836,243.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $1,105,931.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $2,830,660.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $3,020,815, $405,883, $2,338,211, $505,142, $1,963,216 and $190,325,
respectively, after FMC waived Plan fees of $2,013,876, $147,594, $584,553 and $75,481, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $76,446 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

LIQUID ASSETS PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $885,221,850    $445,613,914
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
-------------------------------------------------------------------------------
Undistributed ordinary income                                   $     3,827,343
-------------------------------------------------------------------------------
Temporary book/tax differences                                       (1,769,075)
-------------------------------------------------------------------------------
Capital loss carryforward                                            (1,175,778)
-------------------------------------------------------------------------------
Shares of beneficial interest                                    19,979,942,922
===============================================================================
  Total net assets                                              $19,980,825,412
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $874,013 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $ 1,175,778
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2006, undistributed net investment income was decreased by $625,473, undistributed net realized gain (loss) was increased by $625,473. This reclassification had no effect on the net assets of the Fund.

LIQUID ASSETS PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2006(A)                                   2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               235,557,317,240    $ 235,557,317,240     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           12,809,831,465       12,809,831,465       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           1,080,146,099        1,080,146,099         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              50,246,286,171       50,246,286,171      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         213,645,752          213,645,752         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,216,417,009        8,216,417,009      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 12,038,432,670       12,038,432,670       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   308,390,126          308,390,126         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               23,640,815           23,640,815           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,430,778            1,430,778             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  82,949,222           82,949,222          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           2,069,873            2,069,873           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         37,352,491           37,352,491          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     13,737,375           13,737,375             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (233,089,186,855)    (233,089,186,855)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (12,661,626,016)     (12,661,626,016)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (1,063,334,037)      (1,063,334,037)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (51,024,738,174)     (51,024,738,174)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (326,538,012)        (326,538,012)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,067,509,123)      (8,067,509,123)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                (12,461,996,786)     (12,461,996,786)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      1,936,718,083    $   1,936,718,083      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 19% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
     In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

LIQUID ASSETS PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                PRIVATE INVESTMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2006           2005         2004         2003        2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04           0.02          0.01        0.01        0.02
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                       0.00          (0.00)        (0.00)       0.00        0.00
===========================================================================================================================
    Total from investment operations                              0.04           0.02          0.01        0.01        0.02
===========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)         (0.02)        (0.01)      (0.01)      (0.02)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)            --            --          --          --
===========================================================================================================================
    Total distributions                                          (0.04)         (0.02)        (0.01)      (0.01)      (0.02)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $     1.00    $   1.00    $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   4.26%          2.19%         0.75%       1.02%       1.85%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $980,681       $808,821    $1,078,780    $978,383    $808,457
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%         0.42%       0.41%       0.41%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.68%(b)       0.69%         0.68%       0.67%       0.69%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets              4.20%(b)       2.14%         0.74%       1.04%       1.82%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,006,938,191.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-67.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/ LEASES-2.37%

Fountain Square Commercial Funding Corp.
  (Acquired 08/30/06; Cost $49,780,833)
  5.26%(b)                                     09/29/06   $     50,000   $   49,795,445
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $30,873,927)
  5.37%(b)                                     09/15/06         31,134       31,068,982
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $19,249,268)
  5.37%(b)                                     09/19/06         19,391       19,338,935
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $40,435,516)
  5.37%(b)                                     09/25/06         40,770       40,624,043
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $45,969,814)
  5.37%(b)                                     09/28/06         46,371       46,184,241
=======================================================================================
                                                                            187,011,646
=======================================================================================

ASSET-BACKED SECURITIES- CONSUMER RECEIVABLES-5.94%

Old Line Funding, LLC
  (Acquired 08/18/06; Cost $25,566,270)
  5.26%(b)                                     09/12/06         25,660       25,618,759
---------------------------------------------------------------------------------------
  (Acquired 08/24/06; Cost $25,001,877)
  5.26%(b)                                     10/16/06         25,197       25,031,330
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $69,500,667)
  5.35%(b)                                     09/07/06         70,000       69,937,583
---------------------------------------------------------------------------------------
  (Acquired 07/20/06; Cost $49,650,111)
  5.36%(b)                                     09/05/06         50,000       49,970,222
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  (Acquired 08/11/06; Cost $38,811,833)
  5.26%(b)                                     09/20/06         39,040       38,931,621
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,327,889)
  5.26%(b)                                     10/03/06        100,000       99,532,444
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $33,720,747)
  5.26%(b)                                     10/10/06         34,000       33,805,520
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-(CONTINUED)

  (Acquired 08/09/06; Cost $23,950,599)
  5.27%(b)                                     10/03/06   $     24,145   $   24,031,894
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $46,662,866)
  5.27%(b)                                     10/05/06         47,000       46,766,071
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $15,074,151)
  5.28%(b)                                     10/06/06         15,190       15,112,025
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $28,744,483)
  5.35%(b)                                     09/05/06         28,951       28,933,790
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $11,824,883)
  5.36%(b)                                     09/07/06         11,910       11,899,360
=======================================================================================
                                                                            469,570,619
=======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-8.38%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 08/30/06; Cost
  $36,597,754)
  5.27%(b)                                     09/21/06         36,716       36,608,504
---------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.) (Acquired 08/29/06; Cost
  $74,615,729)
  5.27%(b)                                     10/03/06         75,000       74,648,667
---------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC
  Series A (Multi CEP's-Liberty Hampshire
  Co., LLC; agent) (Acquired 07/19/06; Cost
  $80,185,945)
  5.36%(b)                                     09/12/06         80,848       80,715,589
---------------------------------------------------------------------------------------
Long Lane Master Trust IV
  Series A (CEP-Bank of America Corp.)
  (Acquired 08/29/06; Cost $49,780,417)
  5.27%(b)                                     09/28/06         50,000       49,802,375
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $50,223,046)
  5.27%(b)                                     09/29/06         50,452       50,245,203
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/18/06; Cost $49,758,917)
  5.26%(b)                                     09/20/06   $     50,000   $   49,861,194
---------------------------------------------------------------------------------------
  (Acquired 08/30/06; Cost $74,615,729)
  5.27%(b)                                     10/04/06         75,000       74,637,687
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $74,604,750)
  5.27%(b)                                     10/06/06         75,000       74,615,729
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,792,722)
  5.33%(b)                                     09/01/06         50,000       50,000,000
---------------------------------------------------------------------------------------
Three Rivers Funding Corp. (CEP-Mellon Bank,
  N.A.)
  (Acquired 08/16/06; Cost $50,000,745)
  5.26%(b)                                     09/18/06         50,243       50,118,202
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $31,894,729)
  5.27%(b)                                     09/26/06         32,026       31,908,794
---------------------------------------------------------------------------------------
Triple-A One Funding Corp., (CEP-MBIA
  Insurance Corp.)
  (Acquired 08/30/06; Cost $11,986,144)
  5.27%(b)                                     10/26/06         12,087       11,989,683
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $27,179,553)
  5.33%(b)                                     09/06/06         27,313       27,292,781
=======================================================================================
                                                                            662,444,408
=======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-24.43%

Atlantic Asset Securitization Corp.
  (Acquired 07/19/06; Cost $11,478,230)
  5.36%(b)                                     09/12/06         11,573       11,554,046
---------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 08/10/06; Cost $49,802,750)
  5.26%(b)                                     09/06/06         50,000       49,963,472
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $74,389,596)
  5.26%(b)                                     10/04/06         74,915       74,553,785
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $99,196,389)
  5.26%(b)                                     10/05/06        100,000       99,503,222
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 08/28/06; Cost $29,806,767)
  5.27%(b)                                     10/11/06   $     30,000   $   29,824,333
---------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $59,565,533)
  5.32%(b)                                     09/26/06         60,000       59,778,333
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,316,389)
  5.35%(b)                                     09/08/06        100,000       99,895,972
---------------------------------------------------------------------------------------
  (Acquired 07/17/06; Cost $90,166,062)
  5.35%(b)                                     09/13/06         90,950       90,787,806
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $96,963,885)
  5.35%(b)                                     09/07/06         97,500       97,413,063
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  5.26%                                        10/02/06        150,000      149,320,583
---------------------------------------------------------------------------------------
  5.27%                                        10/16/06        100,000       99,341,250
---------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/09/06; Cost $45,455,687)
  5.26%(b)                                     09/25/06         45,770       45,609,500
---------------------------------------------------------------------------------------
  (Acquired 08/10/06; Cost $24,828,319)
  5.26%(b)                                     09/26/06         25,000       24,908,681
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $40,521,725)
  5.26%(b)                                     10/05/06         40,850       40,647,066
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $34,733,067)
  5.28%(b)                                     10/06/06         35,000       34,820,333
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,637,264)
  5.33%(b)                                     09/22/06         50,000       49,844,542
---------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $49,628,472)
  5.35%(b)                                     09/13/06         50,000       49,910,833
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $99,166,222)
  5.36%(b)                                     09/13/06        100,000       99,821,333
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $8,623,575)
  5.36%(b)                                     09/18/06          8,700        8,677,979
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $40,552,895)
  5.36%(b)                                     09/19/06         40,900       40,790,388
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/22/06; Cost $46,417,184)
  5.27%(b)                                     10/12/06         46,766       46,485,580
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp.
  (Acquired 08/10/06; Cost $20,137,311)
  5.26%(b)                                     09/08/06   $     20,223   $   20,202,317
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $89,925,195)
  5.26%(b)                                     10/10/06         90,627       90,110,577
---------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC
  (Acquired 08/10/06; Cost $15,600,615)
  5.26%(b)                                     09/08/06         15,667       15,650,976
---------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $51,417,817)
  5.26%(b)                                     10/04/06         51,842       51,592,035
---------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/11/06; Cost $99,327,889)
  5.26%(b)                                     09/26/06        100,000       99,634,722
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,360,972)
  5.35%(b)                                     09/05/06        100,000       99,940,556
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $99,390,694)
  5.35%(b)                                     09/11/06        100,000       99,851,389
---------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  (Acquired 08/21/06; Cost $99,561,667)
  5.26%(b)                                     09/20/06        100,000       99,722,389
---------------------------------------------------------------------------------------
Yorktown Capital LLC
  5.35%                                        09/14/06         50,000       49,903,403
=======================================================================================
                                                                          1,930,060,464
=======================================================================================

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-7.47%

Galaxy Funding Inc.
  (Acquired 08/29/06; Cost $14,872,883)
  5.26%(b)                                     10/26/06         15,000       14,879,458
---------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.
  (Acquired 08/17/06; Cost $64,695,511)
  5.27%(b)                                     09/18/06         65,000       64,838,240
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $49,780,417)
  5.27%(b)                                     09/21/06         50,000       49,853,611
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06        100,444      100,134,926
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.
  Series 2005-I
  (Acquired 08/24/06; Cost $85,728,058)
  5.28%(b)                                     09/27/06   $     86,145   $   85,816,500
---------------------------------------------------------------------------------------
  (Acquired 08/14/06; Cost $138,802,300)
  5.31%(b)                                     10/11/06        140,000      139,174,000
---------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/29/06; Cost $49,955,226)
  5.28%(b)                                     09/28/06         50,176       49,977,303
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $9,948,667)
  5.28%(b)                                     10/05/06         10,000        9,950,133
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $39,794,472)
  5.29%(b)                                     09/19/06         40,000       39,894,300
---------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 08/10/06; Cost $35,243,496)
  5.27%(b)                                     09/15/06         35,425       35,352,399
=======================================================================================
                                                                            589,870,870
=======================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-1.01%

Ciesco, LLC
  (Acquired 08/30/06; Cost $29,793,983)
  5.26%(b)                                     10/16/06         30,000       29,802,750
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $49,642,028)
  5.26%(b)                                     10/17/06         50,000       49,663,944
=======================================================================================
                                                                             79,466,694
=======================================================================================

CONSUMER FINANCE-4.10%

Toyota Motor Credit Corp.
  5.25%                                        09/25/06        100,000       99,650,000
---------------------------------------------------------------------------------------
  5.25%                                        09/27/06        125,000      124,526,042
---------------------------------------------------------------------------------------
  5.26%                                        10/12/06        100,000       99,400,944
=======================================================================================
                                                                            323,576,986
=======================================================================================

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

DIVERSIFIED BANKS-7.50%

Bank of America Corp.
  5.28%                                        10/13/06   $    150,000   $  149,076,875
---------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.26%                                        10/06/06         70,000       69,642,028
---------------------------------------------------------------------------------------
  5.27%                                        09/21/06        100,000       99,707,222
---------------------------------------------------------------------------------------
  5.31%                                        09/18/06        100,000       99,749,250
---------------------------------------------------------------------------------------
  5.35%                                        09/14/06        125,000      124,758,507
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.25%                                        09/29/06         50,000       49,795,833
=======================================================================================
                                                                            592,729,715
=======================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.26%                                        09/29/06        100,000       99,590,889
=======================================================================================

INVESTMENT BANKING & BROKERAGE-1.90%

Bear, Stearns & Co., Inc.
  5.27%                                        09/11/06         75,000       74,890,208
---------------------------------------------------------------------------------------
  5.31%                                        09/12/06         75,000       74,878,313
=======================================================================================
                                                                            149,768,521
=======================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.16%

General Electric Capital Corp.
  5.34%                                        09/06/06        100,000       99,925,833
---------------------------------------------------------------------------------------
  5.35%                                        09/15/06        150,000      149,687,917
=======================================================================================
                                                                            249,613,750
=======================================================================================
    Total Commercial Paper (Cost
      $5,333,704,562)                                                     5,333,704,562
=======================================================================================

MASTER NOTE AGREEMENTS-9.30%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  5.43%(b)(c)(d)(e)                                 --         335,000      335,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $400,000,000)
  5.44%(b)(c)(d)                               12/06/06        400,000      400,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $735,000,000)                                                         735,000,000
=======================================================================================

CERTIFICATE OF DEPOSIT-1.26%

Wells Fargo Bank, N.A.
  5.26%
  (Cost $100,000,000)                          09/28/06        100,000      100,000,000
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-1.13%

FEDERAL HOME LOAN BANK (FHLB)-1.13%

Unsec. Disc. Notes,
  4.98%(a)(c)
  (Cost $89,211,000)                           09/01/06   $     89,211   $   89,211,000
=======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-79.21% (Cost $6,257,915,562)                                6,257,915,562
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-21.20%(F)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35)
  5.29%, 09/01/06                               375,055,104      375,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46)
  5.28%, 09/01/06                               485,585,336      485,513,128
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,073,472 (collateralized
  by U.S. Government obligations valued at
  $510,002,603; 0%-6.30%, 09/21/06-05/25/35)
  5.29%, 09/01/06                               245,036,001      245,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $275,040,257 (collateralized by U.S.
  Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                               124,018,152      124,000,000
----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,800; 3.63%-7.25%,
  01/15/10-02/15/26)
  5.27%, 09/01/06                              $ 99,014,493   $   99,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-
  07/15/16)
  5.27%, 09/01/06                                49,007,173       49,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                                49,007,173       49,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                              $ 50,007,320   $   50,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $1,674,513,128)                                          1,674,513,128
============================================================================
TOTAL INVESTMENTS-100.41%
  (Cost $7,932,428,690)(g)(h)                                  7,932,428,690
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,469,635)
============================================================================
NET ASSETS-100.00%                                            $7,899,959,055
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:
(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $4,354,859,466, which represented 55.13% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 1I.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   Entities                               Percentage
   -------------------------------------------------
   Merrill Lynch & Co.                        5.1%
   -------------------------------------------------
   MBIA Insurance Corp.                       5.1
   -------------------------------------------------
   Corporate Receivables Corp.                5.0
   -------------------------------------------------
   Other Entities Less than 5%               64.0
   -------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $6,257,915,562)                       $6,257,915,562
------------------------------------------------------------
Repurchase agreements (cost $1,674,513,128)    1,674,513,128
============================================================
    Total investments (cost $7,932,428,690)    7,932,428,690
============================================================
Cash                                                 537,504
------------------------------------------------------------
Interest receivable                                1,974,393
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               382,058
------------------------------------------------------------
Other assets                                         242,275
============================================================
    Total assets                               7,935,564,920
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       33,942,532
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 954,141
------------------------------------------------------------
Accrued distribution fees                            485,381
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            18,603
------------------------------------------------------------
Accrued transfer agent fees                           60,734
------------------------------------------------------------
Accrued operating expenses                           144,474
============================================================
    Total liabilities                             35,605,865
============================================================
Net assets applicable to shares outstanding   $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,899,183,740
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,723,581,759
____________________________________________________________
============================================================
Private Investment Class                      $  591,306,048
____________________________________________________________
============================================================
Personal Investment Class                     $  299,205,254
____________________________________________________________
============================================================
Cash Management Class                         $1,378,963,716
____________________________________________________________
============================================================
Reserve Class                                 $   55,891,911
____________________________________________________________
============================================================
Resource Class                                $  325,328,483
____________________________________________________________
============================================================
Corporate Class                               $  525,681,884
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,724,130,288
____________________________________________________________
============================================================
Private Investment Class                         591,410,699
____________________________________________________________
============================================================
Personal Investment Class                        299,159,759
____________________________________________________________
============================================================
Cash Management Class                          1,379,029,281
____________________________________________________________
============================================================
Reserve Class                                     55,900,638
____________________________________________________________
============================================================
Resource Class                                   325,301,173
____________________________________________________________
============================================================
Corporate Class                                  525,681,886
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $357,215,045
==========================================================================

EXPENSES:

Advisory fees                                                   11,529,681
--------------------------------------------------------------------------
Administrative services fees                                       740,594
--------------------------------------------------------------------------
Custodian fees                                                     323,263
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,702,340
--------------------------------------------------------------------------
  Personal Investment Class                                      1,489,927
--------------------------------------------------------------------------
  Cash Management Class                                          1,100,191
--------------------------------------------------------------------------
  Reserve Class                                                    584,640
--------------------------------------------------------------------------
  Resource Class                                                   738,592
--------------------------------------------------------------------------
  Corporate Class                                                   64,794
--------------------------------------------------------------------------
Transfer agent fees                                              1,073,970
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          207,591
--------------------------------------------------------------------------
Other                                                              766,951
==========================================================================
    Total expenses                                              21,322,534
==========================================================================
Less: Fees waived                                               (7,331,572)
==========================================================================
    Net expenses                                                13,990,962
==========================================================================
Net investment income                                          343,224,083
==========================================================================
Net increase in net assets resulting from operations          $343,224,083
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  343,224,083    $  178,072,841
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (234,363,354)     (132,543,246)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (22,943,890)      (10,087,540)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (8,010,719)       (2,686,889)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (49,228,142)      (26,260,251)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,108,618)       (1,179,613)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (16,193,048)       (4,869,787)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (10,376,312)         (445,515)
==============================================================================================
    Decrease in net assets resulting from distributions         (343,224,083)     (178,072,841)
==============================================================================================
Share transactions-net:
  Institutional Class                                            156,376,625      (471,754,840)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        34,597,047       163,089,734
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      136,456,690        50,823,802
----------------------------------------------------------------------------------------------
  Cash Management Class                                          469,909,700       338,989,930
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (10,802,596)      (41,624,169)
----------------------------------------------------------------------------------------------
  Resource Class                                                  53,456,001       120,089,040
----------------------------------------------------------------------------------------------
  Corporate Class                                                471,719,805        53,962,081
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,311,713,272       213,575,578
==============================================================================================
    Net increase in net assets                                 1,311,713,272       213,575,578
==============================================================================================

NET ASSETS:

  Beginning of year                                            6,588,245,783     6,374,670,205
==============================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $7,899,959,055    $6,588,245,783
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

STIC PRIME PORTFOLIO

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $5,409,562.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $740,594.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $1,073,948.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,621,404, $1,092,613, $880,153, $508,637,
$590,873 and $64,794, respectively, after FMC waived Plan fees of $1,080,936, $397,314, $220,038, $76,003, $147,719 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

STIC PRIME PORTFOLIO


    During the year ended August 31, 2006, the Fund paid legal fees of $31,632 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                   2006              2005
----------------------------------------------------------------------------------------------
Distributions paid from ordinary income                        $343,224,083      $178,072,841
______________________________________________________________________________________________
==============================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                      2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                    $    1,610,921
--------------------------------------------------------------------------------
Temporary book/tax differences                                         (831,673)
--------------------------------------------------------------------------------
Capital loss carryforward                                                (3,933)
--------------------------------------------------------------------------------
Shares of beneficial interest                                     7,899,183,740
================================================================================
  Total net assets                                               $7,899,959,055
________________________________________________________________________________
================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
  Total capital loss carryforward                                  $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

STIC PRIME PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                     CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                             --------------------------------------------------------------------------
                                           2006(A)                                 2005
                             -----------------------------------    -----------------------------------
                                 SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         33,727,337,322    $ 33,727,337,322     38,044,055,385    $ 38,044,055,385
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                      6,975,212,707       6,975,212,707      3,734,409,091       3,734,409,091
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                      2,420,656,917       2,420,656,917      1,862,479,095       1,862,479,095
-------------------------------------------------------------------------------------------------------
  Cash Management Class        7,143,960,542       7,143,960,542     11,166,697,981      11,166,697,981
-------------------------------------------------------------------------------------------------------
  Reserve Class                  668,911,725         668,911,725        966,008,702         966,008,702
-------------------------------------------------------------------------------------------------------
  Resource Class               1,598,272,098       1,598,272,098        919,164,686         919,164,686
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)           4,332,035,717       4,332,035,717        107,506,448         107,506,448
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             37,481,766          37,481,766         12,876,809          12,876,809
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                         12,775,508          12,775,508          3,625,287           3,625,287
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                          5,098,789           5,098,789          1,784,833           1,784,833
-------------------------------------------------------------------------------------------------------
  Cash Management Class           26,506,712          26,506,712          8,835,534           8,835,534
-------------------------------------------------------------------------------------------------------
  Reserve Class                    1,760,454           1,760,454          1,038,031           1,038,031
-------------------------------------------------------------------------------------------------------
  Resource Class                  10,200,599          10,200,599          2,753,464           2,753,464
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)               5,381,192           5,381,192            281,276             281,276
=======================================================================================================
Reacquired:
  Institutional Class        (33,608,442,463)    (33,608,442,463)   (38,528,687,034)    (38,528,687,034)
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                     (6,953,391,168)     (6,953,391,168)    (3,574,944,644)     (3,574,944,644)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                     (2,289,299,016)     (2,289,299,016)    (1,813,440,126)     (1,813,440,126)
-------------------------------------------------------------------------------------------------------
  Cash Management Class       (6,700,557,554)     (6,700,557,554)   (10,836,543,585)    (10,836,543,585)
-------------------------------------------------------------------------------------------------------
  Reserve Class                 (681,474,775)       (681,474,775)    (1,008,670,902)     (1,008,670,902)
-------------------------------------------------------------------------------------------------------
  Resource Class              (1,555,016,696)     (1,555,016,696)      (801,829,110)       (801,829,110)
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)          (3,865,697,104)     (3,865,697,104)       (53,825,643)        (53,825,643)
=======================================================================================================
                               1,311,713,272    $  1,311,713,272        213,575,578    $    213,575,578
_______________________________________________________________________________________________________
=======================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
       In addition, 13% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

STIC PRIME PORTFOLIO


NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04           0.02        0.01        0.01        0.02
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities                                  --             --       (0.00)         --       (0.00)
=========================================================================================================================
    Total from investment operations                              0.04           0.02        0.01        0.01        0.02
=========================================================================================================================
Less dividends from net investment income                        (0.04)         (0.02)      (0.01)      (0.01)      (0.02)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.28%          2.21%       0.72%       0.97%       1.70%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $591,306       $556,709    $393,619    $560,825    $499,452
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%       0.40%       0.40%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.69%(b)       0.69%       0.69%       0.68%       0.64%
=========================================================================================================================
Ratio of net investment income to average net assets              4.23%(b)       2.18%       0.71%       0.98%       1.75%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $540,467,992.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-27.87%

FEDERAL FARM CREDIT BANK-2.67%

Floating Rate Bonds,
  5.26%(a)                                     08/01/07   $    90,000    $   89,984,034
=======================================================================================

FEDERAL HOME LOAN BANK (FHLB)-4.54%

Unsec. Bonds,
  4.95%                                        09/29/06        18,980        18,980,000
---------------------------------------------------------------------------------------
  5.00%                                        09/29/06        20,000        20,000,000
---------------------------------------------------------------------------------------
  5.55%                                        08/08/07        44,000        43,991,756
---------------------------------------------------------------------------------------
  5.51%                                        09/05/07        45,000        45,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                                        12/20/06        25,000        24,907,587
=======================================================================================
                                                                            152,879,343
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-10.10%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs., 5.33%(b)(c)                           10/15/45        11,903        11,903,841
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(d)
  4.80%                                        09/19/06        40,000        39,904,000
---------------------------------------------------------------------------------------
  4.58%                                        10/23/06        30,000        29,801,533
---------------------------------------------------------------------------------------
  5.01%                                        11/14/06        50,600        50,078,904
---------------------------------------------------------------------------------------
  4.75%                                        12/15/06        11,839        11,674,981
---------------------------------------------------------------------------------------
  4.73%                                        12/29/06        25,000        24,609,035
---------------------------------------------------------------------------------------
  5.02%                                        01/18/07        30,000        29,418,285
---------------------------------------------------------------------------------------
  4.98%                                        04/17/07        20,000        19,369,200
---------------------------------------------------------------------------------------
  4.99%                                        05/01/07        25,000        24,161,403
---------------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.18%(a)                                     09/27/07        75,000        74,959,462
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07        25,000        24,678,243
=======================================================================================
                                                                            340,558,887
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-10.38%

Unsec. Disc. Notes,(d)
  4.47%                                        09/01/06   $    20,000    $   20,000,000
---------------------------------------------------------------------------------------
  4.77%                                        09/13/06        33,333        33,280,000
---------------------------------------------------------------------------------------
  4.96%                                        10/04/06        17,924        17,842,588
---------------------------------------------------------------------------------------
  4.93%                                        10/11/06        30,000        29,835,667
---------------------------------------------------------------------------------------
  4.99%                                        10/25/06        40,000        39,700,540
---------------------------------------------------------------------------------------
  4.54%                                        10/27/06        50,000        49,646,889
---------------------------------------------------------------------------------------
  5.10%                                        11/22/06        25,000        24,709,583
---------------------------------------------------------------------------------------
  5.26%                                        01/17/07        40,000        39,194,080
---------------------------------------------------------------------------------------
  5.10%                                        02/23/07        62,400        60,852,699
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.55%                                        01/12/07        35,000        34,782,138
=======================================================================================
                                                                            349,844,184
=======================================================================================

OVERSEAS PRIVATE
  INVESTMENT CORP.-0.18%

Gtd. Floating Rate Notes, 5.31%(b)(c)          11/21/07         6,157         6,157,000
=======================================================================================
TOTAL INVESTMENTS
  (excluding Repurchase Agreements)-27.87%
  (Cost $939,423,448)                                                       939,423,448
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-73.83%(E)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                              150,022,196       150,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $656,381,668 (collateralized by U.S.
  Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                              389,877,385       389,820,319
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement with
  no specific maturity date (collateralized
  by U.S. Government obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%(f)                                              --       100,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $225,032,938 (collateralized by U.S.
  Government obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%, 09/01/06                              $150,021,958   $  150,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $700,102,472 (collateralized
  by U.S. Government obligations valued at
  $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                              500,073,194       500,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $400,058,556 (collateralized
  by U.S. Government obligations valued at
  $408,004,601; 0%, 11/29/06-06/23/33)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $150,022,000 (collateralized
  by U.S. Government obligations valued at
  $153,000,046; 0%-5.25%, 09/11/06-08/25/16)
  5.28%, 09/01/06                              149,021,853       149,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $275,040,257 (collateralized by U.S.
  Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,800; 3.63%-7.25%, 01/15/10-
  02/15/26)
  5.27%, 09/01/06                              $150,021,958   $  150,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-
  07/15/16)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                              150,021,958       150,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,488,820,319)                                          2,488,820,319
============================================================================
TOTAL INVESTMENTS-101.70% (Cost
  $3,428,243,767)(g)                                           3,428,243,767
============================================================================
OTHER ASSETS LESS LIABILITIES-(1.70)%                            (57,042,907)
============================================================================
NET ASSETS-100.00%                                            $3,371,200,860
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(b) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(c) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) Principal amount equals value at period end. See Note 1I.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $939,423,448)                         $  939,423,448
------------------------------------------------------------
Repurchase agreements (cost $2,488,820,319)    2,488,820,319
============================================================
    Total investments (cost $3,428,243,767)    3,428,243,767
============================================================
Receivables for:
  Interest                                         2,598,322
------------------------------------------------------------
  Fund expenses absorbed                              28,681
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                93,625
------------------------------------------------------------
Other assets                                          89,164
============================================================
    Total assets                               3,431,053,559
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                10,934
------------------------------------------------------------
  Investments purchased                           45,000,000
------------------------------------------------------------
  Dividends                                       14,244,713
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 234,684
------------------------------------------------------------
Accrued distribution fees                            247,264
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             8,900
------------------------------------------------------------
Accrued transfer agent fees                           25,695
------------------------------------------------------------
Accrued operating expenses                            80,509
============================================================
    Total liabilities                             59,852,699
============================================================
Net assets applicable to shares outstanding   $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,370,981,865
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (24,788)
============================================================
                                              $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,812,270,809
____________________________________________________________
============================================================
Private Investment Class                      $  518,524,077
____________________________________________________________
============================================================
Personal Investment Class                     $   39,599,480
____________________________________________________________
============================================================
Cash Management Class                         $  656,356,304
____________________________________________________________
============================================================
Reserve Class                                 $   21,888,985
____________________________________________________________
============================================================
Resource Class                                $  293,839,460
____________________________________________________________
============================================================
Corporate Class                               $   28,721,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,812,179,753
____________________________________________________________
============================================================
Private Investment Class                         518,491,964
____________________________________________________________
============================================================
Personal Investment Class                         39,597,170
____________________________________________________________
============================================================
Cash Management Class                            656,322,316
____________________________________________________________
============================================================
Reserve Class                                     21,888,198
____________________________________________________________
============================================================
Resource Class                                   293,818,282
____________________________________________________________
============================================================
Corporate Class                                   28,719,414
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $123,802,178
==========================================================================

EXPENSES:

Advisory fees                                                    2,711,936
--------------------------------------------------------------------------
Administrative services fees                                       562,552
--------------------------------------------------------------------------
Custodian fees                                                     121,165
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,987,864
--------------------------------------------------------------------------
  Personal Investment Class                                        230,945
--------------------------------------------------------------------------
  Cash Management Class                                            512,952
--------------------------------------------------------------------------
  Reserve Class                                                    132,971
--------------------------------------------------------------------------
  Resource Class                                                   520,086
--------------------------------------------------------------------------
  Corporate Class                                                   16,074
--------------------------------------------------------------------------
Transfer agent fees                                                372,957
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           84,307
--------------------------------------------------------------------------
Other                                                              387,274
==========================================================================
    Total expenses                                               8,641,083
==========================================================================
Less: Fees waived                                               (2,464,826)
==========================================================================
    Net expenses                                                 6,176,257
==========================================================================
Net investment income                                          117,625,921
==========================================================================
Net realized gain from investment securities                        97,483
==========================================================================
Net increase in net assets resulting from operations          $117,723,404
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  117,625,921    $   55,764,937
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 97,483           (37,066)
==============================================================================================
      Net increase in net assets resulting from operations       117,723,404        55,727,871
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (56,268,054)      (22,319,218)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (24,157,022)      (13,383,231)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,160,527)         (698,157)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (22,175,375)      (14,529,788)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (482,054)          (67,283)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (11,101,166)       (4,673,075)
----------------------------------------------------------------------------------------------
  Corporate Class                                                 (2,281,723)          (94,185)
==============================================================================================
      Decrease in net assets resulting from distributions       (117,625,921)      (55,764,937)
==============================================================================================
Share transactions-net:
  Institutional Class                                            812,699,419      (272,301,911)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (232,324,616)      265,863,759
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        1,573,809         8,877,849
----------------------------------------------------------------------------------------------
  Cash Management Class                                            2,952,181      (351,630,856)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   17,248,290         1,801,483
----------------------------------------------------------------------------------------------
  Resource Class                                                  63,096,684      (156,429,026)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (33,288,657)       62,008,071
==============================================================================================
      Net increase (decrease) in net assets resulting from
       share transactions                                        631,957,110      (441,810,631)
==============================================================================================
      Net increase (decrease) in net assets                      632,054,593      (441,847,697)
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,739,146,267     3,180,993,964
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $3,371,200,860    $2,739,146,267
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

GOVERNMENT & AGENCY PORTFOLIO

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $984,201.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $562,552.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $373,275.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,792,718, $169,360, $410,361, $115,685,
$416,069 and $16,074, respectively, after FMC waived Plan fees of $1,195,146, $61,585, $102,591, $17,286, $104,017 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $13,025 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006           2005
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $117,625,921    $55,764,937
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      441,780
------------------------------------------------------------------------------
Temporary book/tax differences                                        (197,997)
------------------------------------------------------------------------------
Capital loss carryforward                                              (24,788)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,370,981,865
==============================================================================
  Total net assets                                              $3,371,200,860
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $97,483 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                    $24,788
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(A)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   16,058,832,080    $ 16,058,832,080     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,687,385,407       3,687,385,407      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                440,728,475         440,728,475        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,510,878,505       4,510,878,505      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            181,101,639         181,101,639         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,873,275,386       1,873,275,386      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       781,406,999         781,406,999        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,325,587          27,325,587          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  11,291,023          11,291,023          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    144,526             144,526             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     19,227,328          19,227,328         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                396,053             396,053             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,870,086           4,870,086          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,950,622           1,950,622              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                  (15,273,458,248)    (15,273,458,248)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,931,001,046)     (3,931,001,046)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (439,299,192)       (439,299,192)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,527,153,652)     (4,527,153,652)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (164,249,402)       (164,249,402)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,815,048,788)     (1,815,048,788)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (816,646,278)       (816,646,278)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           631,957,110    $    631,957,110       (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 23% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially. In addition, 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04           0.02        0.01        0.01        0.02
-------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                      (0.00)         (0.00)      (0.00)       0.00        0.00
=========================================================================================================================
    Total from investment operations                              0.04           0.02        0.01        0.01        0.02
=========================================================================================================================
Less dividends from net investment income                        (0.04)         (0.02)      (0.01)      (0.01)      (0.02)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.18%          2.14%       0.73%       0.99%       1.78%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $518,524       $750,824    $484,967    $503,365    $281,993
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%       0.42%       0.42%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.66%(b)       0.67%       0.65%       0.65%       0.65%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.15%(b)       2.12%       0.73%       0.98%       1.71%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $597,572,870.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS
August 31, 2006

                                    PRINCIPAL
                                      AMOUNT
                       MATURITY       (000)            VALUE
-----------------------------------------------------------------
U.S. TREASURY SECURITIES-20.29%

U.S. TREASURY BILLS-18.40%(A)

4.62%                  09/07/06    $     50,000    $   49,961,533
-----------------------------------------------------------------
5.05%                  09/14/06         150,000       149,726,459
-----------------------------------------------------------------
4.73%                  10/19/06         100,000        99,369,867
-----------------------------------------------------------------
4.75%                  10/19/06         100,000        99,367,066
-----------------------------------------------------------------
4.76%                  10/26/06         100,000        99,273,542
-----------------------------------------------------------------
4.80%                  11/16/06         175,000       173,228,514
-----------------------------------------------------------------
4.80%                  11/24/06         200,000       197,760,000
-----------------------------------------------------------------
4.92%                  02/08/07         100,000        97,813,333
=================================================================
                                                      966,500,314
=================================================================

U.S. TREASURY
  NOTES-1.89%

2.63%                  11/15/06         100,000        99,535,013
=================================================================
    Total U.S.
      Treasury
      Securities
      (Cost
      $1,066,035,327)                               1,066,035,327
=================================================================
TOTAL INVESTMENTS
  (excluding
  Repurchase
  Agreements)-20.29%
  (Cost
  $1,066,035,327)                                   1,066,035,327
=================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-81.97%(B)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259;
  4.50%-8.13%, 08/15/21-02/15/36)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $256,902,320;
  0%-10.63%, 11/15/06-02/15/19)
  5.24%, 09/01/06                              $250,036,389   $  250,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $103,064,859;
  0%-12.50%, 11/30/06-02/15/25)
  5.24%(c)                                              --       100,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/27)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $102,006,137;
  0%-3.63%, 02/01/07-05/15/13)
  5.24%, 09/01/06                              100,014,556       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dates 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066;
  3.88%-12.00%, 08/15/07-08/15/13)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/06, (collateralized by U.S.
  Treasury obligations valued at
  $510,002,799; 0%, 09/15/06-11/15/27)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturity value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28)
  5.24%, 09/01/06                              240,034,934       240,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                              $240,034,667   $  240,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/06, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,991;
  2.00%-4.75%, 03/31/11-01/15/26)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury obligations valued at
  $510,002,402; 4.38%-12.00%,
  11/15/08-08/15/13)
  5.23%, 09/01/06                              $455,380,580   $  455,314,433
============================================================================
    Total Repurchase Agreements (Cost
      $4,305,314,433)                                          4,305,314,433
============================================================================
TOTAL INVESTMENTS-102.26%
  (Cost $5,371,349,760)                                        5,371,349,760
============================================================================
OTHER ASSETS LESS LIABILITIES-(2.26)%                           (118,881,661)
============================================================================
NET ASSETS-100.00%                                            $5,252,468,099
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1I.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,066,035,327)  $1,066,035,327
------------------------------------------------------------
Repurchase agreements (cost $4,305,314,433)    4,305,314,433
============================================================
    Total investments (cost $5,371,349,760)    5,371,349,760
============================================================
Interest receivable                                1,403,516
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               265,935
------------------------------------------------------------
Other assets                                          81,529
============================================================
    Total assets                               5,373,100,740
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           97,813,333
------------------------------------------------------------
  Dividends                                       21,190,061
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 693,931
------------------------------------------------------------
Accrued distribution fees                            611,323
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,968
------------------------------------------------------------
Accrued transfer agent fees                           55,398
------------------------------------------------------------
Accrued operating expenses                           255,627
============================================================
    Total liabilities                            120,632,641
============================================================
Net assets applicable to shares outstanding   $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,252,312,884
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (152,503)
============================================================
                                              $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,790,296
____________________________________________________________
============================================================
Private Investment Class                      $  972,350,272
____________________________________________________________
============================================================
Personal Investment Class                     $  332,351,447
____________________________________________________________
============================================================
Cash Management Class                         $1,357,546,547
____________________________________________________________
============================================================
Reserve Class                                 $  133,700,157
____________________________________________________________
============================================================
Resource Class                                $  352,874,293
____________________________________________________________
============================================================
Corporate Class                               $    1,855,087
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,101,645,611
____________________________________________________________
============================================================
Private Investment Class                         972,418,026
____________________________________________________________
============================================================
Personal Investment Class                        332,336,816
____________________________________________________________
============================================================
Cash Management Class                          1,357,469,520
____________________________________________________________
============================================================
Reserve Class                                    133,692,677
____________________________________________________________
============================================================
Resource Class                                   352,884,577
____________________________________________________________
============================================================
Corporate Class                                    1,855,213
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $225,852,036
==========================================================================

EXPENSES:

Advisory fees                                                    7,714,862
--------------------------------------------------------------------------
Administrative services fees                                       664,297
--------------------------------------------------------------------------
Custodian fees                                                     241,765
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,991,618
--------------------------------------------------------------------------
  Personal Investment Class                                      2,041,907
--------------------------------------------------------------------------
  Cash Management Class                                          1,780,015
--------------------------------------------------------------------------
  Reserve Class                                                    953,280
--------------------------------------------------------------------------
  Resource Class                                                   658,810
--------------------------------------------------------------------------
  Corporate Class                                                    1,939
--------------------------------------------------------------------------
Transfer agent fees                                                742,011
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          153,678
--------------------------------------------------------------------------
Other                                                              543,391
==========================================================================
    Total expenses                                              19,487,573
==========================================================================
Less: Fees waived                                               (6,635,189)
==========================================================================
    Net expenses                                                12,852,384
==========================================================================
Net investment income                                          212,999,652
==========================================================================
Net realized gain (loss) from investment securities               (152,503)
==========================================================================
Net increase in net assets resulting from operations          $212,847,149
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006             2005
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  212,999,652   $  115,795,935
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               (152,503)          31,521
=============================================================================================
    Net increase in net assets resulting from operations         212,847,149      115,827,456
=============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (79,707,716)     (52,142,881)
---------------------------------------------------------------------------------------------
  Private Investment Class                                       (32,061,314)     (16,250,959)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,237,180)      (4,948,434)
---------------------------------------------------------------------------------------------
  Cash Management Class                                          (73,667,977)     (33,930,310)
---------------------------------------------------------------------------------------------
  Reserve Class                                                   (3,292,187)      (1,110,520)
---------------------------------------------------------------------------------------------
  Resource Class                                                 (13,748,086)      (7,410,332)
---------------------------------------------------------------------------------------------
  Corporate Class                                                   (285,192)          (2,499)
=============================================================================================
    Total distributions from net investment income              (212,999,652)    (115,795,935)
=============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                     --         (122,918)
---------------------------------------------------------------------------------------------
  Private Investment Class                                                --          (42,124)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                               --          (15,521)
---------------------------------------------------------------------------------------------
  Cash Management Class                                                   --          (61,119)
---------------------------------------------------------------------------------------------
  Reserve Class                                                           --           (9,854)
---------------------------------------------------------------------------------------------
  Resource Class                                                          --          (17,160)
=============================================================================================
    Total distributions from net realized gains                           --         (268,696)
=============================================================================================
    Decrease in net assets resulting from distributions         (212,999,652)    (116,064,631)
=============================================================================================
Share transactions-net:

  Institutional Class                                                703,777     (463,265,791)
---------------------------------------------------------------------------------------------
  Private Investment Class                                      (256,870,746)     420,439,840
---------------------------------------------------------------------------------------------
  Personal Investment Class                                       58,898,939      (30,746,235)
---------------------------------------------------------------------------------------------
  Cash Management Class                                         (423,088,691)     553,903,903
---------------------------------------------------------------------------------------------
  Reserve Class                                                   56,501,483       (2,763,604)
---------------------------------------------------------------------------------------------
  Resource Class                                                  51,709,221      (36,607,043)
---------------------------------------------------------------------------------------------
  Corporate Class                                                    985,905          869,308
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (511,160,112)     441,830,378
=============================================================================================
    Net increase (decrease) in net assets                       (511,312,615)     441,593,203
=============================================================================================

NET ASSETS:

  Beginning of year                                            5,763,780,714    5,322,187,511
=============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $307,718, respectively)                   $5,252,468,099   $5,763,780,714
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

TREASURY PORTFOLIO

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $3,882,342.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $664,297.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $742,162.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,394,971, $1,497,398, $1,424,012, $829,354,
$527,048 and $1,939, respectively, after FMC waived Plan fees of $1,596,647, $544,509, $356,003, $123,926, $131,762 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $23,334 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

TREASURY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $212,999,652    $116,064,631
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      926,807
------------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments                  (32,889)
------------------------------------------------------------------------------
Temporary book/tax differences                                        (606,317)
------------------------------------------------------------------------------
Post-October capital loss deferral                                    (132,386)
------------------------------------------------------------------------------
Shares of beneficial interest                                    5,252,312,884
==============================================================================
  Total net assets                                              $5,252,468,099
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--INVESTMENT SECURITIES

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        $(32,889)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,371,382,649.

TREASURY PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(A)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,164,736,779    $ 11,164,736,779     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              10,087,977,495      10,087,977,495      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,669,456,601       2,669,456,601      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 14,598,028,830      14,598,028,830     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            776,453,630         776,453,630        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,194,184,327       2,194,184,327      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       509,532,924         509,532,924          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       19,112,464          19,112,464         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,301,938           5,301,938          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  7,644,477           7,644,477          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,165,171          11,165,171          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,605,795           2,605,795            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,481,440           7,481,440          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           277,521             277,521                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (11,183,145,466)    (11,183,145,466)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (10,350,150,179)    (10,350,150,179)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,618,202,139)     (2,618,202,139)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (15,032,282,692)    (15,032,282,692)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (722,557,942)       (722,557,942)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,149,956,546)     (2,149,956,546)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (508,824,540)       (508,824,540)          (900,000)           (900,000)
=================================================================================================================================
                                                          (511,160,112)   $   (511,160,112)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 38% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

TREASURY PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 PRIVATE INVESTMENT CLASS
                                                              ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------------
                                                                2006            2005         2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $     1.00    $   1.00    $     1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04             0.02        0.01          0.01        0.02
-----------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                       0.00             0.00        0.00         (0.00)       0.00
=============================================================================================================================
    Total from investment operations                              0.04             0.02        0.01          0.01        0.02
=============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)           (0.02)      (0.01)        (0.01)      (0.02)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --            (0.00)      (0.00)           --          --
=============================================================================================================================
    Total distributions                                          (0.04)           (0.02)      (0.01)        (0.01)      (0.02)
=============================================================================================================================
Net asset value, end of period                                $   1.00       $     1.00    $   1.00    $     1.00    $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                   4.06%            2.06%       0.68%         0.98%       1.77%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $972,350       $1,229,249    $808,852    $1,100,857    $672,455
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)         0.42%       0.42%         0.41%       0.40%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.70%(b)         0.70%       0.69%         0.69%       0.65%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income to average net assets              3.97%(b)         2.03%       0.65%         0.97%       1.72%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $798,323,607.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.28%

FEDERAL FARM CREDIT BANK-9.78%

Disc. Notes, 5.15%(a)                          10/16/06    $ 9,930    $  9,866,138
----------------------------------------------------------------------------------
Floating Rate Bonds, 5.26%(b)                  08/01/07      9,000       8,998,403
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.30%(b)           03/01/07      4,050       4,050,235
==================================================================================
                                                                        22,914,776
==================================================================================
FEDERAL HOME LOAN BANK (FHLB)-90.50%

Unsec. Bonds,
  4.95%                                        09/29/06      5,000       5,000,000
----------------------------------------------------------------------------------
  5.55%                                        08/08/07      5,500       5,498,970
----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  4.98%(c)                                     09/01/06     76,689      76,689,000
----------------------------------------------------------------------------------
  5.13%                                        09/07/06     65,000      64,944,425
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,123,327
----------------------------------------------------------------------------------
  4.17%                                        10/18/06      5,000       4,967,792
----------------------------------------------------------------------------------
  5.14%                                        10/27/06     20,000      19,840,089
----------------------------------------------------------------------------------
  5.14%                                        11/17/06     10,000       9,890,061
----------------------------------------------------------------------------------
  5.08%                                        11/30/06     10,000       9,873,000
----------------------------------------------------------------------------------
  5.14%                                        12/29/06      5,300       5,209,950
----------------------------------------------------------------------------------
Unsec. Global Bonds, 3.88%                     12/20/06      5,000       4,981,517
==================================================================================
                                                                       212,018,131
==================================================================================
TOTAL INVESTMENTS-100.28% (Cost
  $234,932,907)(d)                                                     234,932,907
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.28)%                                     (661,047)
==================================================================================
NET ASSETS-100.00%                                                    $234,271,860
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $234,932,907)      $234,932,907
-----------------------------------------------------------
Cash                                                 10,822
-----------------------------------------------------------
Interest receivable                                 222,904
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               57,723
-----------------------------------------------------------
Other assets                                         56,335
===========================================================
    Total assets                                235,280,691
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         840,272
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 78,681
-----------------------------------------------------------
Accrued distribution fees                            23,543
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,011
-----------------------------------------------------------
Accrued transfer agent fees                           1,356
-----------------------------------------------------------
Accrued operating expenses                           61,968
===========================================================
    Total liabilities                             1,008,831
===========================================================
Net assets applicable to shares outstanding    $234,271,860
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $234,267,766
-----------------------------------------------------------
Undistributed net investment income                   3,895
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 199
===========================================================
                                               $234,271,860
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 80,103,992
___________________________________________________________
===========================================================
Private Investment Class                       $ 89,063,451
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,542,673
___________________________________________________________
===========================================================
Cash Management Class                          $ 32,251,234
___________________________________________________________
===========================================================
Reserve Class                                  $    437,741
___________________________________________________________
===========================================================
Resource Class                                 $ 25,859,492
___________________________________________________________
===========================================================
Corporate Class                                $     13,277
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              80,076,405
___________________________________________________________
===========================================================
Private Investment Class                         89,088,588
___________________________________________________________
===========================================================
Personal Investment Class                         6,544,715
___________________________________________________________
===========================================================
Cash Management Class                            32,249,130
___________________________________________________________
===========================================================
Reserve Class                                       437,737
___________________________________________________________
===========================================================
Resource Class                                   25,861,300
___________________________________________________________
===========================================================
Corporate Class                                      13,277
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $8,573,756
========================================================================

EXPENSES:

Advisory fees                                                    387,171
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     8,870
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       243,080
------------------------------------------------------------------------
  Personal Investment Class                                       53,769
------------------------------------------------------------------------
  Cash Management Class                                           31,300
------------------------------------------------------------------------
  Reserve Class                                                    3,748
------------------------------------------------------------------------
  Resource Class                                                  30,415
------------------------------------------------------------------------
  Corporate Class                                                      4
------------------------------------------------------------------------
Transfer agent fees                                               27,215
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         21,617
------------------------------------------------------------------------
Registration and filing fees                                      76,377
------------------------------------------------------------------------
Professional services fees                                        51,578
------------------------------------------------------------------------
Other                                                             87,459
========================================================================
    Total expenses                                             1,072,603
========================================================================
Less: Fees waived and expenses reimbursed                       (624,760)
========================================================================
    Net expenses                                                 447,843
========================================================================
Net investment income                                          8,125,913
========================================================================
Net realized gain from investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $8,126,112
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                  2006            2005
-------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  8,125,913    $   3,500,939
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         199              365
===========================================================================================
    Net increase in net assets resulting from operations         8,126,112        3,501,304
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (3,881,519)      (1,311,658)
-------------------------------------------------------------------------------------------
  Private Investment Class                                      (1,968,335)      (1,414,678)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       (272,300)        (116,255)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (1,317,568)        (376,931)
-------------------------------------------------------------------------------------------
  Reserve Class                                                    (14,402)              (6)
-------------------------------------------------------------------------------------------
  Resource Class                                                  (671,100)        (281,411)
-------------------------------------------------------------------------------------------
  Corporate Class                                                     (689)              --
===========================================================================================
    Decrease in net assets resulting from distributions         (8,125,913)      (3,500,939)
===========================================================================================
Share transactions-net:
  Institutional Class                                           (2,740,748)      26,652,677
-------------------------------------------------------------------------------------------
  Private Investment Class                                      19,786,317     (207,122,742)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        935,372         (479,457)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (2,403,078)      29,580,995
-------------------------------------------------------------------------------------------
  Reserve Class                                                    437,737               (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                18,953,780       (3,650,876)
-------------------------------------------------------------------------------------------
  Corporate Class                                                   13,277               --
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         34,982,657     (155,019,404)
===========================================================================================
    Net increase in net assets                                  34,982,856     (155,019,039)
===========================================================================================

NET ASSETS:

  Beginning of year                                            199,289,004      354,308,043
===========================================================================================
  End of year (including undistributed net investment income
    of $3,895 and $3,530, respectively)                       $234,271,860    $ 199,289,004
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $387,171 and reimbursed expenses of $88,880.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $26,828.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $121,540, $39,430, $25,040, $3,261, $24,332 and $4, respectively, after FMC waived Plan fees of $121,540, $14,339, $6,260, $487, $6,083 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $4,345 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                 2006          2005
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $8,125,913    $3,500,939
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $     73,469
----------------------------------------------------------------------------
Temporary book/tax differences                                       (69,375)
----------------------------------------------------------------------------
Shares of beneficial interest                                    234,267,766
============================================================================
  Total net assets                                              $234,271,860
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment distributions on August 31, 2006, undistributed net investment income was increased by $365 and undistributed net realized gain was decreased by $365. This reclassification had no effect on the net assets of the Fund.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                          2006(A)                             2005
                                                              --------------------------------    -----------------------------
                                                                  SHARES            AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,709,809,863    $1,709,809,863     636,405,085    $ 636,405,085
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       310,455,808       310,455,808     395,039,783      395,039,783
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       33,847,841        33,847,841      29,626,154       29,626,154
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          202,464,002       202,464,002     100,732,765      100,732,765
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    4,641,062         4,641,062          46,969           46,969
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  33,886,629        33,886,629      72,172,246       72,172,246
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 274,396           274,396              --               --
===============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              2,492,496         2,492,496         352,603          352,603
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           634,380           634,380         403,335          403,335
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            7,586             7,586           3,349            3,349
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            1,290,496         1,290,496         258,777          258,777
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        6,631             6,631              --               --
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     354,912           354,912         266,396          266,396
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                     590               590              --               --
===============================================================================================================================
Reacquired:
  Institutional Class                                         (1,715,043,107)   (1,715,043,107)   (610,105,011)    (610,105,011)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (291,303,871)     (291,303,871)   (602,565,860)    (602,565,860)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (32,920,055)      (32,920,055)    (30,108,960)     (30,108,960)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (206,157,576)     (206,157,576)    (71,410,547)     (71,410,547)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (4,209,956)       (4,209,956)        (46,970)         (46,970)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 (15,287,761)      (15,287,761)    (76,089,518)     (76,089,518)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                (261,709)         (261,709)             --               --
===============================================================================================================================
                                                                  34,982,657    $   34,982,657    (155,019,404)   $(155,019,404)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 79% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              PRIVATE INVESTMENT CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------------
                                                               2006          2005        2004       2003        2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $   1.00    $  1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.02        0.01       0.01        0.02
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities                                        0.00          0.00        0.00       0.00        0.00
======================================================================================================================
    Total from investment operations                             0.04          0.02        0.01       0.01        0.02
======================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)        (0.02)      (0.01)     (0.01)      (0.02)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --       (0.00)     (0.00)      (0.00)
======================================================================================================================
    Total distributions                                         (0.04)        (0.02)      (0.01)     (0.01)      (0.02)
======================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $   1.00    $  1.00    $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                  4.15%         2.13%       0.74%      0.99%       1.73%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $89,063       $69,277    $276,400    $85,138    $111,045
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.37%(b)      0.37%       0.37%      0.38%       0.38%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.87%(b)      0.91%       0.83%      0.83%       0.75%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets             4.06%(b)      2.15%       0.73%      0.96%       1.73%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $48,615,915.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.


    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:


    - that the defendants permitted improper market timing and related activity in the AIM Funds;




    - that certain AIM Funds inadequately employed fair value pricing;




    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and




    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).




    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.


    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.


    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Private Investment Class

Shareholders of Short-Term Investments Trust:


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2006, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Private Investment Class financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 24, 2006
Houston, Texas

SHORT-TERM INVESTMENTS TRUST

TAX DISCLOSURES

LIQUID ASSETS PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended August 31, 2006, the Fund designates 92.49%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.
STIC PRIME PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.55%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.99%, 100.00%, 100.00% and 100.00%, respectively.

GOVERNMENT & AGENCY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS


For its tax year ended August 31, 2006, the Fund designates 99.65%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of these amounts.

    The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005 February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.

TREASURY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION


Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION


Of the ordinary dividends paid, 28.78% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS


For its tax year ended August 31, 2006, the Fund designates 99.59%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006, are 100%, 100%, 100% and 100%, respectively.

GOVERNMENT TAXADVANTAGE PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION


Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION


Of the ordinary dividends paid, 0.52% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER


For its tax year ended August 31, 2006, the Fund designates 99.15%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.97%, 99.97%, 99.97% and 99.98%, respectively.

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1977           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee and Executive Vice                      President, A I M Management Group Inc.,
  President                                       AIM Mutual Fund Dealer Inc., AIM Funds
                                                  Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1981           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                                                                    Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

SHORT-TERM INVESTMENTS TRUST



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        1989           Director of Cash Management, Managing     N/A
  President and Principal                         Director and Chief Cash Management
  Executive Officer                               Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

                                                                 YOUR GOALS. OUR SOLUTIONS.      [AIM INVESTMENTS LOGO APPEARS HERE]
AIMinvestments.com    STIT-AR-5     Fund Management Company      --Registered Trademark--              --Registered Trademark--

                                                                   RESERVE CLASS
                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                   Government & Agency Portfolio
                                                              Treasury Portfolio
                                               Government TaxAdvantage Portfolio

                                                                 AUGUST 31, 2006
                                                                   ANNUAL REPORT


                                           [COVER IMAGE]

ANNUAL

========================================================
INSIDE THIS REPORT

Letter to Shareholders.................................1

Fund Data..............................................2

Fund Objectives and Strategies.........................2

Fund Composition by Maturity...........................3

Letter from Independent
Chairman of Board of Trustees..........................4

Calculating Your Ongoing Fund Expenses.................5

Approval of Investment Advisory Agreement..............6

Financial Pages:
  Liquid Assets.......................................10
  STIC Prime..........................................31
  Government & Agency.................................44
  Treasury............................................54
  Government TaxAdvantage.............................64

Auditor's Report......................................74

Tax Disclosures.......................................75

Trustees and Officers.................................77
========================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST



                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Reserve Class of Short-Term Investments Trust, part of
                    AIM Cash Management, for the fiscal year ended August 31,
    [PHOTO OF       2006. Thank you for investing with us.
KAREN DUNN KELLEY]
                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, each Fund continued to provide competitive returns. Each Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

                       Each Fund also continued to hold the highest
                    credit-quality ratings given by three widely known credit KAREN DUNN KELLEY rating agencies: AAAm from Standard & Poor's, Aaa from
                    Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand throughout the fiscal year, albeit unevenly. U.S. Gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 4.2% in the third quarter of 2005, slowing to 1.8% in the fourth quarter--reflecting the effects of widespread hurricane damage along the U.S. Gulf Coast. GDP snapped back in the first quarter of 2006, rising at an exceptionally strong annualized rate of 5.6% before slowing to 2.6% in the second quarter.

    In response to robust economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) continued its two-year tightening campaign. In seven separate, 25 basis point (0.25%) moves, the Fed raised the federal funds target rate from 3.50% at the beginning of the fiscal year to 5.25% at its close. The Fed halted its tightening campaign in early August 2006, when it voted to keep the federal funds target rate unchanged.

    Increases in this influential interest rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities. Yields for your Fund appear on page 2 of this report. At the close of the fiscal year, there was widespread uncertainty about the direction of the U.S. economy. That was among the reasons that the Treasury yield curve was slightly inverted, with three-month Treasury securities yielding 5.04% and 30-year Treasury bonds yielding 4.88%.

IN CONCLUSION

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Short-Term Investments Trust. Bob, who was one of the three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation as being one of the most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Short-Term Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

    All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/ KAREN DUNN KELLEY

Karen Dunn Kelley
President, Fund Management Company

October 18, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

SHORT-TERM INVESTMENTS TRUST

==============================================================================================================

FUND DATA

RESERVE CLASS DATA AS OF 8/31/06


FUND                             YIELDS               WEIGHTED AVERAGE MATURITY              NET ASSETS
                            7-DAY     MONTHLY       RANGE DURING         AT FISCAL
                          SEC YIELD    YIELD         FISCAL YEAR         YEAR-END

Liquid Assets                4.36%      4.35%        21-40 days           40 days         $ 17.42 million

STIC Prime                   4.41       4.40         10-22 days           17 days           55.89 million

Government & Agency          4.29       4.27         20-42 days           29 days           21.88 million

Treasury                     4.23       4.21         11-44 days           11 days          133.70 million

Government TaxAdvantage      4.22       4.17         13-45 days           31 days          437.74 thousand

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

==============================================================================================================


==============================================================================================================

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                      TREASURY PORTFOLIO

Liquid Assets Portfolio seeks to provide     Treasury Portfolio seeks to maximize
as high a level of current income as is      current income consistent with the
consistent with the preservation of          preservation of capital and the
capital and liquidity.                       maintenance of liquidity.

    The Fund invests primarily in                The Fund invests in direct
short-term money market instruments that     obligations of the U.S. Treasury and
blend top-tier, high quality U.S.            repurchase agreements backed by Treasury
dollar-denominated obligations, which        obligations. Securities purchased by the
include commercial paper, certificates       Fund have maturities of 397 days or
of deposit, master and promissory notes,     less.
municipal securities and repurchase
agreements.                                  GOVERNMENT TAXADVANTAGE PORTFOLIO

STIC PRIME PORTFOLIO                         Government TaxAdvantage Portfolio seeks
                                             to maximize current income consistent
STIC Prime Portfolio seeks to maximize       with the preservation of capital and the
current income consistent with the           maintenance of liquidity.
preservation of capital and the
maintenance of liquidity.                        The Fund may invest in direct
                                             obligations of the U.S. Treasury and in
    The Fund invests in high quality         U.S. government agency securities with
U.S. dollar-denominated commercial paper     maturities of 397 days or less. This is
and other commercial instruments with        intended to provide shareholders with
maturities of 60 days or less, including     dividends exempt from state and local
certificates of deposit, repurchase          income taxes in some jurisdictions.
agreements and master notes.                 Investors residing in states with state
                                             income tax may find it more profitable
GOVERNMENT & AGENCY PORTFOLIO                to invest in this Fund than in a fund
                                             not designed to comply with state tax
Government & Agency Portfolio seeks to       considerations. This does not constitute
maximize current income consistent with      tax advice. Please consult your tax
the preservation of capital and the          advisor for your particular situation.
maintenance of liquidity.

    The Fund invests in direct
obligations of the U.S. Treasury and
other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.

==============================================================================================================

SHORT-TERM INVESTMENTS TRUST


================================================================================         =====================================
FUND COMPOSITION BY MATURITY                                                             FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 8/31/06                                                                   IN DAYS, AS OF 8/31/06

                   LIQUID       GOVERNMENT                     GOVERNMENT                STIC PRIME PORTFOLIO
                   ASSETS       & AGENCY         TREASURY     TAXADVANTAGE
                  PORTFOLIO*   PORTFOLIO**      PORTFOLIO      PORTFOLIO**               1-7                            38.9%

1-7                 45.4%        76.3%            81.1%           66.3%                  8-14                           11.6

8-30                23.2          5.5              2.8             4.3                   15-21                          11.5

31-90               17.8          7.0             14.3            18.7                   22-28                          12.7

91-180              8.8           6.6              1.8             8.4                   29-35                          12.5

181+                4.8           4.6              0.0             2.3                   36-42                           8.0

                                                                                         43-60                           4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the
Investment Company Act of 1940, as amended.

*  The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

=============================================================================================================================


=============================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY
INVESTING IN THE FUND.
=============================================================================================================================


=============================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE
INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
=============================================================================================================================

SHORT-TERM INVESTMENTS TRUST


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
    [PHOTO OF       A I M Advisors, Inc. (AIM) to make certain your interests
BRUCE L. CROCKETT]  are being served in terms of fees, performance and operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction.
BRUCE L. CROCKETT   Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair AIM
                    Funds Board

                    October 18, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 6-9.

SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder in the Reserve Class,       value by $1,000 (for example, an $8,600      actual ending account balance or
you incur ongoing costs, including           account value divided by $1,000 = 8.6),      expenses you paid for the period. You
management fees, distribution and/or         then multiply the result by the number       may use this information to compare the
service fees (12b-1) and other Fund          in the table under the heading entitled      ongoing costs of investing in a Fund and
expenses. This example is intended to        "Actual Expenses Paid During Period" to      other funds. To do so, compare this 5%
help you understand your ongoing costs       estimate the expenses you paid on your       hypothetical example with the 5%
(in dollars) of investing in the Funds       account during this period.                  hypothetical examples that appear in the
and compare these costs with ongoing                                                      shareholder reports of the other funds.
costs of investing in other mutual           HYPOTHETICAL EXAMPLE FOR COMPARISON
funds. The example is based on an            PURPOSES                                        Please note that the expenses shown
investment of $1,000 invested at the                                                      in the table are meant to highlight your
beginning of the period and held for the     The table below also provides                ongoing costs only. Therefore, the
entire period March 1, 2006, through         information about hypothetical account       hypothetical information is useful in
August 31, 2006.                             values and hypothetical expenses based       comparing ongoing costs only, and will
                                             on each Fund's actual expense ratio and      not help you determine the relative
ACTUAL EXPENSES                              an assumed rate of return of 5% per year     total costs of owning different funds.
                                             before expenses, which is not a Fund's
The table below provides information         actual return.
about actual account values and actual
expenses. You may use the information in
this table, together with the amount you
invested, to

====================================================================================================================================

                                                   ACTUAL                          HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING         ENDING              EXPENSES        ENDING           EXPENSES        ANNUALIZED
                    ACCOUNT VALUE    ACCOUNT VALUE        PAID DURING    ACCOUNT VALUE      PAID DURING       EXPENSE
   FUND               (3/1/06)       (8/31/06)(1)          PERIOD(2)       (8/31/06)         PERIOD(2)         RATIO
Liquid Assets       $1,000.00         $1,020.60              $5.04         $1,020.21          $5.04            0.99%
STIC Prime           1,000.00          1,020.80               5.04          1,020.21           5.04            0.99
Treasury             1,000.00          1,019.70               5.04          1,020.21           5.04            0.99
Government
& Agency             1,000.00          1,020.20               5.04          1,020.21           5.04            0.99
Government
TaxAdvantage         1,000.00          1,019.80               5.04          1,020.21           5.04            0.99



(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August
     31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees (the "Board") of       Agreement was appropriate and that AIM        Fund's portfolio management team at this
Short-Term Investments Trust (the            currently is providing services in            time. Although the independent written
"Trust") oversees the management of each     accordance with the terms of the              evaluation of the Fund's Senior Officer
series portfolio of the Trust (each, a       Advisory Agreement.                           (discussed below) only considered Fund
"Fund") and, as required by law,                                                           performance through the most recent
determines annually whether to approve       o The quality of services to be provided      calendar year, the Board also reviewed
the continuance of each Fund's advisory      by AIM. The Board reviewed the                more recent Fund performance, which did
agreement with A I M Advisors, Inc.          credentials and experience of the             not change their conclusions.
("AIM"). Based upon the recommendation       officers and employees of AIM who will
of the Investments Committee of the          provide investment advisory services to       o The performance of the Fund relative
Board, at a meeting on June 27, 2006,        the Fund. In reviewing the                    to indices. The Board reviewed the
the Board, including all of the              qualifications of AIM to provide              performance of the Fund during the past
independent trustees, approved the           investment advisory services, the Board       one, three and five calendar years
continuance of the advisory agreement        considered such issues as AIM's               against the performance of the Lipper
(the "Advisory Agreement") between each      portfolio and product review process,         Institutional US Government Money Market
Fund and AIM for another year, effective     AIM's legal and compliance function,          Index. The Board noted that the Fund's
July 1, 2006.                                AIM's use of technology, AIM's portfolio      performance was comparable to the
                                             administration function and the quality       performance of such Index for the one
     The Board considered the factors        of AIM's investment research. Based on        and five year periods and above such
discussed below in evaluating the            the review of these and other factors,        Index for the three year period. Based
fairness and reasonableness of each          the Board concluded that the quality of       on this review and after taking account
Fund's Advisory Agreement at the meeting     services to be provided by AIM was            of all of the other factors that the
on June 27, 2006 and as part of the          appropriate and that AIM currently is         Board considered in determining whether
Board's ongoing oversight of each Fund.      providing satisfactory services in            to continue the Advisory Agreement for
In their deliberations, the Board and        accordance with the terms of the              the Fund, the Board concluded that no
the independent trustees did not             Advisory Agreement.                           changes should be made to the Fund and
identify any particular factor that was                                                    that it was not necessary to change the
controlling, and each trustee attributed     o Meetings with the Fund's portfolio          Fund's portfolio management team at this
different weights to the various             managers and investment personnel. With       time. Although the independent written
factors.                                     respect to the Fund, the Board is             evaluation of the Fund's Senior Officer
                                             meeting periodically with such Fund's         (discussed below) only considered Fund
     One responsibility of the               portfolio managers and/or other               performance through the most recent
independent Senior Officer of the Funds      investment personnel and believes that        calendar year, the Board also reviewed
is to manage the process by which the        such individuals are competent and able       more recent Fund performance, which did
Funds' proposed management fees are          to continue to carry out their                not change their conclusions.
negotiated to ensure that they are           responsibilities under the Advisory
negotiated in a manner which is at arms'     Agreement.                                    o Fees relative to those of clients of
length and reasonable. To that end, the                                                    AIM with comparable investment
Senior Officer must either supervise a       o Overall performance of AIM. The Board       strategies. The Board reviewed the
competitive bidding process or prepare       considered the overall performance of         effective advisory fee rate (before
an independent written evaluation. The       AIM in providing investment advisory and      waivers) for the Fund under the Advisory
Senior Officer has recommended an            portfolio administrative services to the      Agreement. The Board noted that this
independent written evaluation in lieu       Fund and concluded that such performance      rate was below the effective advisory
of a competitive bidding process and,        was satisfactory.                             fee rates (before waivers) for two
upon the direction of the Board, has                                                       mutual funds advised by AIM with
prepared such an independent written         o Independent written evaluation and          investment strategies comparable to
evaluation. Such written evaluation also     recommendations of the Fund's Senior          those of the Fund (one of which has an
considered certain of the factors            Officer. The Board noted that, upon           "all-in" fee structure whereby AIM pays
discussed below.                             their direction, the Senior Officer of        all of the fund's ordinary operating
                                             the Fund, who is independent of AIM and       expenses). The Board noted that AIM has
     The discussion below serves as a        AIM's affiliates, had prepared an             agreed to waive fees and/or limit
summary of the Senior Officer's              independent written evaluation in order       expenses of the Fund, as discussed
independent written evaluation, as well      to assist the Board in determining the        below. Based on this review, the Board
as a discussion of the material factors      reasonableness of the proposed                concluded that the advisory fee rate for
and the conclusions with respect thereto     management fees of the AIM Funds,             the Fund under the Advisory Agreement
that formed the basis for the Board's        including the Fund. The Board noted that      was fair and reasonable.
approval of each Fund's Advisory             the Senior Officer's written evaluation
Agreement. After consideration of all of     had been relied upon by the Board in          o Fees relative to those of comparable
the factors below and based on its           this regard in lieu of a competitive          funds with other advisors. The Board
informed business judgment, the Board        bidding process. In determining whether       reviewed the advisory fee rate for the
determined that each Fund's Advisory         to continue the Advisory Agreement for        Fund under the Advisory Agreement. The
Agreement is in the best interests of        the Fund, the Board considered the            Board compared effective contractual
the Fund and its shareholders and that       Senior Officer's written evaluation.          advisory fee rates at a common asset
the compensation to AIM under each                                                         level at the end of the past calendar
Fund's Advisory Agreement is fair and        FUND-SPECIFIC FACTORS WITH SEPARATE           year and noted that the Fund's rate was
reasonable and would have been obtained      CONCLUSIONS                                   below the median rate of the funds
through arm's length negotiations.                                                         advised by other advisors with
                                             The Board considered the following            investment strategies comparable to
     Unless otherwise stated,                fund-specific factors separately for          those of the Fund that the Board
information presented below is as of         each Fund, and reached separate               reviewed. The Board noted that AIM has
June 27, 2006 and does not reflect any       conclusions for each Fund, which              agreed to waive fees and/or limit
changes that may have occurred since         conclusions are set forth below.              expenses of the Fund, as discussed
June 27, 2006, including but not limited                                                   below. Based on this review, the Board
to changes to each Fund's performance,       Government & Agency Portfolio                 concluded that the advisory fee rate for
advisory fees, expense limitations                                                         the Fund under the Advisory Agreement
and/or fee waivers.                          o The performance of the Fund relative        was fair and reasonable.
                                             to comparable funds. The Board reviewed
FUND-SPECIFIC FACTORS WITH THE SAME          the performance of the Fund during the        o Expense limitations and fee waivers.
CONCLUSIONS                                  past one, three and five calendar years       The Board noted that AIM has
                                             against the performance of funds advised      contractually agreed to waive fees
The Board considered the following           by other advisors with investment             and/or limit expenses of the Fund in an
fund-specific factors separately for         strategies comparable to those of the         amount necessary to limit total annual
each Fund, and reached the same              Fund. The Board noted that the Fund's         operating expenses to a specified
conclusions for each Fund, which             performance in such periods was above         percentage of average daily net assets
conclusions are set forth below.             the median performance of such                for each class of the Fund. The Board
                                             comparable funds. Based on this review        considered the contractual nature of
o The nature and extent of the advisory      and after taking account of all of the        this fee waiver/expense limitation and
services to be provided by AIM. The          other factors that the Board considered       noted that it remains in effect until
Board reviewed the services to be            in determining whether to continue the        June 30, 2007.
provided by AIM under the Advisory           Advisory Agreement for the Fund, the
Agreement. Based on such review, the         Board concluded that no changes should
Board concluded that the range of            be made to the Fund and that it was not
services to be provided by AIM under the     necessary to change the
Advisory
                                                                                                                      (continued)

SHORT-TERM INVESTMENTS TRUST

The Board considered the effect this fee     o Fees relative to those of clients of       cash and cash collateral from securities
waiver/expense limitation would have on      AIM with comparable investment               lending arrangements, if any
the Fund's estimated expenses and            strategies. The Board reviewed the           (collectively, "cash balances") of the
concluded that the levels of fee             effective advisory fee rate (before          Fund may be invested in money market
waivers/expense limitations for the Fund     waivers) for the Fund under the Advisory     funds advised by AIM pursuant to the
were fair and reasonable.                    Agreement. The Board noted that this         terms of an SEC exemptive order. The
                                             rate was below the effective advisory        Board found that the Fund may realize
o Breakpoints and economies of scale.        fee rate (before waivers) for a mutual       certain benefits upon investing cash
The Board reviewed the structure of the      fund advised by AIM with investment          balances in AIM advised money market
Fund's advisory fee under the Advisory       strategies comparable to those of the        funds, including a higher net return,
Agreement, noting that it does not           Fund (which has an "all-in" fee              increased liquidity, increased
include any breakpoints. The Board           structure whereby AIM pays all of the        diversification or decreased transaction
considered whether it would be               fund's ordinary operating expenses) and      costs. The Board also found that the
appropriate to add advisory fee              above the effective advisory fee rate        Fund will not receive reduced services
breakpoints for the Fund or whether, due     (before waivers) for a second mutual         if it invests its cash balances in such
to the nature of the Fund and the            fund advised by AIM with investment          money market funds. The Board noted
advisory fee structures of comparable        strategies comparable to those of the        that, to the extent the Fund invests
funds, it was reasonable to structure        Fund. The Board noted that AIM has           uninvested cash in affiliated money
the advisory fee without breakpoints.        agreed to waive fees and/or limit            market funds, AIM has voluntarily agreed
Based on this review, the Board              expenses of the Fund, as discussed           to waive a portion of the advisory fees
concluded that it was not necessary to       below. Based on this review, the Board       it receives from the Fund attributable
add advisory fee breakpoints to the          concluded that the advisory fee rate for     to such investment. The Board further
Fund's advisory fee schedule. The Board      the Fund under the Advisory Agreement        determined that the proposed securities
reviewed the level of the Fund's             was fair and reasonable.                     lending program and related procedures
advisory fees, and noted that such fees,                                                  with respect to the lending Fund is in
as a percentage of the Fund's net            o Fees relative to those of comparable       the best interests of the lending Fund
assets, would remain constant under the      funds with other advisors. The Board         and its respective shareholders. The
Advisory Agreement because the Advisory      reviewed the advisory fee rate for the       Board therefore concluded that the
Agreement does not include any               Fund under the Advisory Agreement. The       investment of cash collateral received
breakpoints. The Board concluded that        Board compared effective contractual         in connection with the securities
the Fund's fee levels under the Advisory     advisory fee rates at a common asset         lending program in the money market
Agreement therefore would not reflect        level at the end of the past calendar        funds according to the procedures is in
economies of scale.                          year and noted that the Fund's rate was      the best interests of the lending Fund
                                             below the median rate of the funds           and its respective shareholders.
o Investments in affiliated money market     advised by other advisors with
funds. Not applicable because the Fund       investment strategies comparable to          LIQUID ASSETS PORTFOLIO
does not invest in affiliated money          those of the Fund that the Board
market funds.                                reviewed. The Board noted that AIM has       o The performance of the Fund relative
                                             agreed to waive fees and/or limit            to comparable funds. The Board reviewed
GOVERNMENT TAXADVANTAGE PORTFOLIO            expenses of the Fund, as discussed           the performance of the Fund during the
                                             below. Based on this review, the Board       past one, three and five calendar years
o The performance of the Fund relative       concluded that the advisory fee rate for     against the performance of funds advised
to comparable funds. The Board reviewed      the Fund under the Advisory Agreement        by other advisors with investment
the performance of the Fund during the       was fair and reasonable.                     strategies comparable to those of the
past one, three and five calendar years                                                   Fund. The Board noted that the Fund's
against the performance of funds advised     o Expense limitations and fee waivers.       performance in such periods was above
by other advisors with investment            The Board noted that AIM has                 the median performance of such
strategies comparable to those of the        contractually agreed to waive fees           comparable funds. Based on this review
Fund. The Board noted that the Fund's        and/or limit expenses of the Fund in an      and after taking account of all of the
performance in such periods was above        amount necessary to limit total annual       other factors that the Board considered
the median performance of such               operating expenses to a specified            in determining whether to continue the
comparable funds. Based on this review       percentage of average daily net assets       Advisory Agreement for the Fund, the
and after taking account of all of the       for each class of the Fund. The Board        Board concluded that no changes should
other factors that the Board considered      considered the contractual nature of         be made to the Fund and that it was not
in determining whether to continue the       this fee waiver/expense limitation and       necessary to change the Fund's portfolio
Advisory Agreement for the Fund, the         noted that it remains in effect until        management team at this time. Although
Board concluded that no changes should       June 30, 2007. The Board considered the      the independent written evaluation of
be made to the Fund and that it was not      effect this fee waiver/expense               the Fund's Senior Officer (discussed
necessary to change the Fund's portfolio     limitation would have on the Fund's          below) only considered Fund performance
management team at this time. Although       estimated expenses and concluded that        through the most recent calendar year,
the independent written evaluation of        the levels of fee waivers/expense            the Board also reviewed more recent Fund
the Fund's Senior Officer (discussed         limitations for the Fund were fair and       performance, which did not change their
below) only considered Fund performance      reasonable.                                  conclusions.
through the most recent calendar year,
the Board also reviewed more recent Fund     o Breakpoints and economies of scale.        o The performance of the Fund relative
performance, which did not change their      The Board reviewed the structure of the      to indices. The Board reviewed the
conclusions.                                 Fund's advisory fee under the Advisory       performance of the Fund during the past
                                             Agreement, noting that it includes two       one, three and five calendar years
o The performance of the Fund relative       breakpoints. The Board reviewed the          against the performance of the Lipper
to indices. The Board reviewed the           level of the Fund's advisory fees, and       Institutional Money Market Index. The
performance of the Fund during the past      noted that such fees, as a percentage of     Board noted that the Fund's performance
one, three and five calendar years           the Fund's net assets, have decreased as     in such periods was comparable to the
against the performance of the Lipper        net assets increased because the             performance of such Index. Based on this
Institutional US Government Money Market     Advisory Agreement includes breakpoints.     review and after taking account of all
Index. The Board noted that the Fund's       The Board noted that, due to the Fund's      of the other factors that the Board
performance in such periods was              asset levels at the end of the past          considered in determining whether to
comparable to the performance of such        calendar year and the way in which the       continue the Advisory Agreement for the
Index. Based on this review and after        advisory fee breakpoints have been           Fund, the Board concluded that no
taking account of all of the other           structured, the Fund has yet to fully        changes should be made to the Fund and
factors that the Board considered in         benefit from the breakpoints. The Board      that it was not necessary to change the
determining whether to continue the          concluded that the Fund's fee levels         Fund's portfolio management team at this
Advisory Agreement for the Fund, the         under the Advisory Agreement therefore       time. Although the independent written
Board concluded that no changes should       reflect economies of scale and that it       evaluation of the Fund's Senior Officer
be made to the Fund and that it was not      was not necessary to change the advisory     (discussed below) only considered Fund
necessary to change the Fund's portfolio     fee breakpoints in the Fund's advisory
management team at this time. Although       fee schedule.
the independent written evaluation of
the Fund's Senior Officer (discussed         o Investments in affiliated money market
below) only considered Fund performance      funds. The Board also took into account
through the most recent calendar year,       the fact that uninvested
the Board also reviewed more recent Fund
performance, which did not change their
conclusions.


                                                                                                                         (continued)

SHORT-TERM INVESTMENTS TRUST

performance through the most recent          o Investments in affiliated money market     other advisors with investment
calendar year, the Board also reviewed       funds. Not applicable because the Fund       strategies comparable to those of the
more recent Fund performance, which did      does not invest in affiliated money          Fund that the Board reviewed. The Board
not change their conclusions.                market funds.                                noted that AIM has agreed to waive fees
                                                                                          and/or limit expenses of the Fund, as
o Fees relative to those of clients of       STIC PRIME PORTFOLIO                         discussed below. Based on this review,
AIM with comparable investment                                                            the Board concluded that the advisory
strategies. The Board reviewed the           o The performance of the Fund relative       fee rate for the Fund under the Advisory
effective advisory fee rate (before          to comparable funds. The Board reviewed      Agreement was fair and reasonable.
waivers) for the Fund under the Advisory     the performance of the Fund during the
Agreement. The Board noted that this         past one, three and five calendar years      o Expense limitations and fee waives.
rate was (i) the same as the effective       against the performance of funds advised     The Board noted that AIM has
advisory fee rate (before waivers) for a     by other advisors with investment            contractually agreed to waive fees
mutual fund advised by AIM with              strategies comparable to those of the        and/or limit expenses of the Fund in an
investment strategies comparable to          Fund. The Board noted that the Fund's        amount necessary to limit total annual
those of the Fund; and (ii) above the        performance in such periods was above        operating expenses to a specified
effective fee rates (before waivers) for     the median performance of such               percentage of average daily net assets
three collective trust funds sub-advised     comparable funds. Based on this review       for each class of the Fund. The Board
by an AIM affiliate with investment          and after taking account of all of the       considered the contractual nature of
strategies comparable to those of the        other factors that the Board considered      this fee waiver/expense limitation and
Fund. The Board noted that AIM has           in determining whether to continue the       noted that it remains in effect until
agreed to waive fees and/or limit            Advisory Agreement for the Fund, the         June 30, 2007. The Board considered the
expenses of the Fund, as discussed           Board concluded that no changes should       effect this fee waiver/expense
below. Based on this review, the Board       be made to the Fund and that it was not      limitation would have on the Fund's
concluded that the advisory fee rate for     necessary to change the Fund's portfolio     estimated expenses and concluded that
the Fund under the Advisory Agreement        management team at this time. Although       the levels of fee waivers/expense
was fair and reasonable.                     the independent written evaluation of        limitations for the Fund were fair and
                                             the Fund's Senior Officer (discussed         reasonable.
o Fees relative to those of comparable       below) only considered Fund performance
funds with other advisors. The Board         through the most recent calendar year,       o Breakpoints and economies of scale.
reviewed the advisory fee rate for the       the Board also reviewed more recent Fund     The Board reviewed the structure of the
Fund under the Advisory Agreement. The       performance, which did not change their      Fund's advisory fee under the Advisory
Board compared effective contractual         conclusions.                                 Agreement, noting that it does not
advisory fee rates at a common asset                                                      include any breakpoints. The Board
level at the end of the past calendar        o The performance of the Fund relative       considered whether it would be
year and noted that the Fund's rate was      to indices. The Board reviewed the           appropriate to add advisory fee
below the median rate of the funds           performance of the Fund during the past      breakpoints for the Fund or whether, due
advised by other advisors with               one, three and five calendar years           to the nature of the Fund and the
investment strategies comparable to          against the performance of the Lipper        advisory fee structures of comparable
those of the Fund that the Board             Institutional Money Market Fund Index.       funds, it was reasonable to structure
reviewed. The Board noted that AIM has       The Board noted that the Fund's              the advisory fee without breakpoints.
agreed to waive fees and/or limit            performance in such periods was              Based on this review, the Board
expenses of the Fund, as discussed           comparable to the performance of such        concluded that it was not necessary to
below. Based on this review, the Board       Index. Based on this review and after        add advisory fee breakpoints to the
concluded that the advisory fee rate for     taking account of all of the other           Fund's advisory fee schedule. The Board
the Fund under the Advisory Agreement        factors that the Board considered in         reviewed the level of the Fund's
was fair and reasonable.                     determining whether to continue the          advisory fees, and noted that such fees,
                                             Advisory Agreement for the Fund, the         as a percentage of the Fund's net
o Expense limitations and fee waives.        Board concluded that no changes should       assets, would remain constant under the
The Board noted that AIM has                 be made to the Fund and that it was not      Advisory Agreement because the Advisory
contractually agreed to waive fees           necessary to change the Fund's portfolio     Agreement does not include any
and/or limit expenses of the Fund in an      management team at this time. Although       breakpoints. The Board concluded that
amount necessary to limit total annual       the independent written evaluation of        the Fund's fee levels under the Advisory
operating expenses to a specified            the Fund's Senior Officer (discussed         Agreement therefore would not reflect
percentage of average daily net assets       below) only considered Fund performance      economies of scale.
for each class of the Fund. The Board        through the most recent calendar year,
considered the contractual nature of         the Board also reviewed more recent Fund     o Investments in affiliated money market
this fee waiver/expense limitation and       performance, which did not change their      funds. Not applicable because the Fund
noted that it remains in effect until        conclusions.                                 does not invest in affiliated money
June 30, 2007. The Board considered the                                                   market funds.
effect this fee waiver/expense               o Fees relative to those of clients of
limitation would have on the Fund's          AIM with comparable investment               TREASURY PORTFOLIO
estimated expenses and concluded that        strategies. The Board reviewed the
the levels of fee waivers/expense            effective advisory fee rate (before          o The performance of the Fund relative
limitations for the Fund were fair and       waivers) for the Fund under the Advisory     to comparable funds. The Board reviewed
reasonable.                                  Agreement. The Board noted that this         the performance of the Fund during the
                                             rate was (i) the same as the effective       past one, three and five calendar years
o Breakpoints and economies of scale.        advisory fee rate (before waivers) for a     against the performance of funds advised
The Board reviewed the structure of the      mutual fund advised by AIM with              by other advisors with investment
Fund's advisory fee under the Advisory       investment strategies comparable to          strategies comparable to those of the
Agreement, noting that it does not           those of the Fund; and (ii) above the        Fund. The Board noted that the Fund's
include any breakpoints. The Board           effective fee rates (before waivers) for     performance in such periods was above
considered whether it would be               three collective trust funds sub-advised     the median performance of such
appropriate to add advisory fee              by an AIM affiliate with investment          comparable funds. Based on this review
breakpoints for the Fund or whether, due     strategies comparable to those of the        and after taking account of all of the
to the nature of the Fund and the            Fund. The Board noted that AIM has           other factors that the Board considered
advisory fee structures of comparable        agreed to waive fees and/or limit            in determining whether to continue the
funds, it was reasonable to structure        expenses of the Fund, as discussed           Advisory Agreement for the Fund, the
the advisory fee without breakpoints.        below. Based on this review, the Board       Board concluded that no changes should
Based on this review, the Board              concluded that the advisory fee rate for     be made to the Fund and that it was not
concluded that it was not necessary to       the Fund under the Advisory Agreement        necessary to change the Fund's portfolio
add advisory fee breakpoints to the          was fair and reasonable.                     management team at this time. Although
Fund's advisory fee schedule. The Board                                                   the independent written evaluation of
reviewed the level of the Fund's             o Fees relative to those of comparable       the Fund's Senior Officer (discussed
advisory fees, and noted that such fees,     funds with other advisors. The Board         below) only considered Fund performance
as a percentage of the Fund's net            reviewed the advisory fee rate for the       through the most recent calendar year,
assets, would remain constant under the      Fund under the Advisory Agreement. The       the Board also reviewed more recent Fund
Advisory Agreement because the Advisory      Board compared effective contractual         performance, which did not change their
Agreement does not include any               advisory fee rates at a common asset         conclusions.
breakpoints. The Board concluded that        level at the end of the past calendar
the Fund's fee levels under the Advisory     year and noted that the Fund's rate was
Agreement therefore would not reflect        comparable to the median rate of the
economies of scale.                          funds advised by




                                                                                                                         (continued)

SHORT-TERM INVESTMENTS TRUST


o The performance of the Fund relative       ule. The Board reviewed the level of the     o AIM's financial soundness in light of
to indices. The Board reviewed the           Fund's advisory fees, and noted that         the Fund's needs. The Board considered
performance of the Fund during the past      such fees, as a percentage of the Fund's     whether AIM is financially sound and has
one, three and five calendar years           net assets, would remain constant under      the resources necessary to perform its
against the performance of the Lipper        the Advisory Agreement because the           obligations under the Advisory
Institutional US Treasury Money Market       Advisory Agreement does not include any      Agreement, and concluded that AIM has
Index. The Board noted that the Fund's       breakpoints. The Board concluded that        the financial resources necessary to
performance was comparable to the            the Fund's fee levels under the Advisory     fulfill its obligations under the
performance of such Index for the one        Agreement therefore would not reflect        Advisory Agreement.
year period and above such Index for the     economies of scale.
three and five year periods. Based on                                                     o Historical relationship between the
this review and after taking account of      o Investments in affiliated money market     Fund and AIM. In determining whether to
all of the other factors that the Board      funds. The Board also took into account      continue the Advisory Agreement for the
considered in determining whether to         the fact that uninvested cash and cash       Fund, the Board also considered the
continue the Advisory Agreement for the      collateral from securities lending           prior relationship between AIM and the
Fund, the Board concluded that no            arrangements, if any (collectively,          Fund, as well as the Board's knowledge
changes should be made to the Fund and       "cash balances") of the Fund may be          of AIM's operations, and concluded that
that it was not necessary to change the      invested in money market funds advised       it was beneficial to maintain the
Fund's portfolio management team at this     by AIM pursuant to the terms of an SEC       current relationship, in part, because
time. Although the independent written       exemptive order. The Board found that        of such knowledge. The Board also
evaluation of the Fund's Senior Officer      the Fund may realize certain benefits        reviewed the general nature of the
(discussed below) only considered Fund       upon investing cash balances in AIM          non-investment advisory services
performance through the most recent          advised money market funds, including a      currently performed by AIM and its
calendar year, the Board also reviewed       higher net return, increased liquidity,      affiliates, such as administrative,
more recent Fund performance, which did      increased diversification or decreased       transfer agency and distribution
not change their conclusions.                transaction costs. The Board also found      services, and the fees received by AIM
                                             that the Fund will not receive reduced       and its affiliates for performing such
o Fees relative to those of clients of       services if it invests its cash balances     services. In addition to reviewing such
AIM with comparable investment               in such money market funds. The Board        services, the trustees also considered
strategies. The Board noted that AIM         noted that, to the extent the Fund           the organizational structure employed by
does not serve as an advisor to other        invests uninvested cash in affiliated        AIM and its affiliates to provide those
mutual funds or other clients with           money market funds, AIM has voluntarily      services. Based on the review of these
investment strategies comparable to          agreed to waive a portion of the             and other factors, the Board concluded
those of the Fund.                           advisory fees it receives from the Fund      that AIM and its affiliates were
                                             attributable to such investment. The         qualified to continue to provide
o Fees relative to those of comparable       Board further determined that the            non-investment advisory services to the
funds with other advisors. The Board         proposed securities lending program and      Fund, including administrative, transfer
reviewed the advisory fee rate for the       related procedures with respect to the       agency and distribution services, and
Fund under the Advisory Agreement. The       lending Fund is in the best interests of     that AIM and its affiliates currently
Board compared effective contractual         the lending Fund and its respective          are providing satisfactory
advisory fee rates at a common asset         shareholders. The Board therefore            non-investment advisory services.
level at the end of the past calendar        concluded that the investment of cash
year and noted that the Fund's rate was      collateral received in connection with       o Other factors and current trends. The
below the median rate of the funds           the securities lending program in the        Board considered the steps that AIM and
advised by other advisors with               money market funds according to the          its affiliates have taken over the last
investment strategies comparable to          procedures is in the best interests of       several years, and continue to take, in
those of the Fund that the Board             the lending Fund and its respective          order to improve the quality and
reviewed. The Board noted that AIM has       shareholders.                                efficiency of the services they provide
agreed to waive fees and/or limit                                                         to the Funds in the areas of investment
expenses of the Fund, as discussed           GLOBAL FACTORS                               performance, product line
below. Based on this review, the Board                                                    diversification, distribution, fund
concluded that the advisory fee rate for     The Board considered the following           operations, shareholder services and
the Fund under the Advisory Agreement        global factors for each Fund and reached     compliance. The Board concluded that
was fair and reasonable.                     the same conclusions for each Fund,          these steps taken by AIM have improved,
                                             which conclusions are set forth below.       and are likely to continue to improve,
o Expense limitations and fee waivers.                                                    the quality and efficiency of the
The Board noted that AIM has                 o Profitability of AIM and its               services AIM and its affiliates provide
contractually agreed to waive fees           affiliates. The Board reviewed               to the Fund in each of these areas, and
and/or limit expenses of the Fund in an      information concerning the profitability     support the Board's approval of the
amount necessary to limit total annual       of AIM's (and its affiliates')               continuance of the Advisory Agreement
operating expenses to a specified            investment advisory and other activities     for the Fund.
percentage of average daily net assets       and its financial condition. The Board
for each class of the Fund. The Board        considered the overall profitability of
considered the contractual nature of         AIM, as well as the profitability of AIM
this fee waiver/expense limitation and       in connection with managing the Fund.
noted that it remains in effect until        The Board noted that AIM's operations
June 30, 2007. The Board considered the      remain profitable, although increased
effect this fee waiver/expense               expenses in recent years have reduced
limitation would have on the Fund's          AIM's profitability. Based on the review
estimated expenses and concluded that        of the profitability of AIM's and its
the levels of fee waivers/expense            affiliates' investment advisory and
limitations for the Fund were fair and       other activities and its financial
reasonable.                                  condition, the Board concluded that the
                                             compensation to be paid by the Fund to
o Breakpoints and economies of scale.        AIM under its Advisory Agreement was not
The Board reviewed the structure of the      excessive.
Fund's advisory fee under the Advisory
Agreement, noting that it does not           o Benefits of soft dollars to AIM. The
include any breakpoints. The Board           Board considered the benefits realized
considered whether it would be               by AIM as a result of brokerage
appropriate to add advisory fee              transactions executed through "soft
breakpoints for the Fund or whether, due     dollar" arrangements. Under these
to the nature of the Fund and the            arrangements, brokerage commissions paid
advisory fee structures of comparable        by other funds advised by AIM are used
funds, it was reasonable to structure        to pay for research and execution
the advisory fee without breakpoints.        services. This research may be used by
Based on this review, the Board              AIM in making investment decisions for
concluded that it was not necessary to       the Fund. The Board concluded that such
add advisory fee breakpoints to the          arrangements were appropriate.
Fund's advisory fee sched-

SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-4.52%

Amstel Funding Corp.,
  (Acquired 05/26/06; Cost $97,430,000)
  5.14%(b)(c)                                  11/22/06   $   100,000    $    98,829,222
----------------------------------------------------------------------------------------
  (Acquired 08/16/06; Cost $135,050,123)
  5.27%(b)(c)                                  02/13/07       138,705        135,354,696
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $123,313,333)
  5.28%(b)(c)                                  11/21/06       125,000        123,515,000
----------------------------------------------------------------------------------------
  (Acquired 07/31/06; Cost $98,612,750)
  5.37%(b)(c)                                  11/01/06       100,000         99,090,083
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $47,346,013)
  5.39%(b)(c)                                  10/30/06        48,000         47,575,987
----------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $49,955,606)
  5.42%(b)(c)                                  10/20/06        50,665         50,291,233
----------------------------------------------------------------------------------------
Atlantis One Funding Corp.,
  (Acquired 05/16/06; Cost $97,443,375)
  5.09%(b)(c)                                  11/13/06       100,000         98,968,875
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $149,320,583)
  5.26%(b)(c)                                  09/21/06       150,000        149,561,667
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $49,553,514)
  5.27%(b)(c)                                  10/11/06        50,000         49,707,222
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $49,333,299)
  5.28%(b)(c)                                  11/17/06        50,000         49,435,868
========================================================================================
                                                                             902,329,853
========================================================================================

ASSET-BACKED SECURITIES-
  FULLY BACKED-9.70%

Aquinas Funding LLC,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $96,571,575)
  5.26%(b)                                     09/21/06        96,883         96,599,886
----------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $83,714,720)
  5.28%(b)(d)                                  09/01/06        83,727         83,727,000
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $30,008,793)
  5.30%(b)                                     02/12/07        30,849         30,104,168
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Aspen Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $168,327,047)
  5.27%(b)                                     09/26/06   $   168,995    $   168,376,525
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $24,652,326)
  5.27%(b)                                     11/20/06        25,000         24,707,222
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $23,662,540)
  5.39%(b)                                     10/30/06        24,000         23,788,190
----------------------------------------------------------------------------------------
Blue Spice LLC
  (CEP-Deutsche Bank A.G.) (Acquired
  05/16/06; Cost $87,760,400)
  5.09%(b)(c)                                  11/08/06        90,000         89,134,700
----------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC,-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 08/21/06; Cost
  $218,297,276)
  5.25%(b)                                     09/14/06       219,064        218,648,691
----------------------------------------------------------------------------------------
  (Acquired 07/27/06; Cost $94,402,337)
  5.38%(b)                                     10/18/06        95,588         94,916,601
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC,- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 03/08/06; Cost
  $106,058,734)
  4.88%(b)(c)                                  09/11/06       108,784        108,636,688
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $284,733,525)
  5.27%(b)(c)                                  10/16/06       287,087        285,195,814
----------------------------------------------------------------------------------------
GOVCO Inc. (Acquired 06/19/06; Cost
  $77,832,178)
  5.36%(b)                                     12/18/06        80,000         78,713,600
----------------------------------------------------------------------------------------
Long Lane Master Trust IV,-Series A
  (CEP-Bank of America, N.A.) (Acquired
  08/21/06; Cost $139,315,644)
  5.26%(b)                                     09/20/06       139,929        139,540,542
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $177,197,437)
  5.33%(b)                                     09/07/06       177,988        177,829,887
----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Newport Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/16/06; Cost $49,325,014)
  5.28%(b)                                     11/16/06   $    50,000    $    49,442,403
----------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $49,318,764)
  5.39%(b)                                     10/20/06        50,000         49,633,181
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $123,242,396)
  5.39%(b)                                     10/30/06       125,000        123,896,823
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (CEP-ABN AMRO Bank N.V.) (Acquired
  08/04/06; Cost $94,549,911)
  5.33%(b)(c)                                  09/05/06        95,000         94,943,739
========================================================================================
                                                                           1,937,835,660
========================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.15%

Amsterdam Funding Corp.
  (Acquired 08/15/06; Cost $105,937,720)
  5.29%(b)(c)                                  12/18/06       107,920        106,207,310
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/22/06; Cost $55,003,247)
  5.28%(b)                                     10/23/06        55,508         55,084,659
----------------------------------------------------------------------------------------
Barton Capital LLC,
  (Acquired 08/18/06; Cost $155,485,725)
  5.26%(b)                                     09/21/06       156,262        155,805,368
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $12,720,871)
  5.27%(b)                                     10/04/06        12,809         12,747,122
----------------------------------------------------------------------------------------
Charta LLC,
  (Acquired 08/10/06; Cost $99,209,500)
  5.27%(b)                                     10/03/06       100,000         99,531,555
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $69,549,122)
  5.27%(b)                                     10/11/06        70,000         69,590,111
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $81,877,789)
  5.32%(b)                                     09/26/06        82,475         82,170,301
----------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $73,494,128)
  5.35%(b)                                     09/08/06        74,000         73,923,019
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

CRC Funding LLC
  (Acquired 08/15/06; Cost $99,046,667)
  5.28%(b)                                     10/19/06   $   100,000    $    99,296,000
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/30/06; Cost $75,014,793)
  5.26%(b)                                     09/28/06        75,334         75,036,807
========================================================================================
                                                                             829,392,252
========================================================================================

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-12.10%

Grampian Funding Ltd./LLC,
  (Acquired 05/25/06; Cost $73,309,729)
  5.14%(b)(c)                                  10/30/06        75,000         74,368,823
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $136,300,500)
  5.29%(b)(c)                                  02/07/07       140,000        136,732,108
----------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $155,966,082)
  5.33%(b)                                     09/18/06       156,942        156,546,986
----------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $99,560,833)
  5.27%(b)                                     09/20/06       100,000         99,721,861
----------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $79,648,667)
  5.27%(b)                                     09/21/06        80,000         79,765,778
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $79,648,333)
  5.28%(b)                                     09/21/06        80,000         79,765,556
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $99,585,307)
  5.28%(b)                                     09/22/06       100,025         99,717,215
----------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $101,894,435)
  5.27%(b)                                     09/19/06       102,374        102,104,244
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,560,417)
  5.28%(b)                                     09/20/06       100,000         99,721,597
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $64,714,271)
  5.28%(b)                                     09/21/06        65,000         64,809,514
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06       100,444        100,134,925
----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.,
  (Acquired 08/21/06; Cost $149,514,230)
  5.28%(b)                                     09/22/06   $   150,175    $   149,712,461
----------------------------------------------------------------------------------------
  Series 2005-I (Acquired 08/16/06; Cost
  $24,750,667)
  5.28%(b)                                     10/25/06        25,000         24,802,000
----------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp.,
  (Acquired 08/23/06; Cost $184,221,119)
  5.27%(b)                                     09/22/06       185,006        184,437,638
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $75,379,461)
  5.28%(b)                                     09/25/06        75,690         75,423,823
----------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC,
  (Acquired 06/14/06; Cost $57,207,617)
  5.29%(b)(c)                                  12/11/06        58,753         57,881,024
----------------------------------------------------------------------------------------
  (Acquired 08/07/06; Cost $119,450,267)
  5.32%(b)(c)                                  09/07/06       120,000        119,893,600
----------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $122,406,584)
  5.38%(b)(c)                                  10/25/06       124,113        123,111,408
----------------------------------------------------------------------------------------
Sigma Finance Inc.
  (Acquired 03/09/06; Cost $97,455,211)
  4.87%(b)(c)                                  09/13/06       100,000         99,837,567
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 08/22/06; Cost $175,741,057)
  5.27%(b)(c)                                  10/23/06       177,323        175,974,459
----------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $115,289,201)
  5.35%(b)                                     09/12/06       115,892        115,702,549
----------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 8/31/06; Cost $197,525,324)
  5.28%(b)                                     11/30/06       200,165        197,525,324
========================================================================================
                                                                           2,417,690,460
========================================================================================

DIVERSIFIED BANKS-0.49%

HBOS Treasury Services PLC
  5.11%(c)                                     11/22/06       100,000         98,837,194
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.74%

General Electric Capital Corp.
  5.26%                                        12/05/06       150,000        147,917,917
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


REGIONAL BANKS-1.59%

Danske Corp. Series A
  5.27%(c)                                     12/27/06   $   121,845    $   119,758,100
----------------------------------------------------------------------------------------
Northern Rock PLC
  (Acquired 05/25/06; Cost $97,346,917)
  5.14%(b)(c)                                  11/27/06       100,000         98,759,042
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 06/12/06; Cost $97,343,958)
  5.23%(b)                                     12/12/06       100,000         98,519,583
========================================================================================
                                                                             317,036,725
========================================================================================

SPECIALIZED FINANCE-0.23%

CIT Group Inc.
  5.15%                                        11/14/06        47,000         46,502,453
========================================================================================
    Total Commercial Paper (Cost
      $6,697,542,514)                                                      6,697,542,514
========================================================================================

CERTIFICATES OF DEPOSIT-10.62%

Banco Bilbao Vizcaya Argentaria, S.A.,
  4.35%                                        09/29/06        50,000         49,999,813
----------------------------------------------------------------------------------------
  4.76%                                        12/18/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  (United Kingdom),
  5.13%                                        03/26/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.32%                                        04/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        05/08/07        99,000         99,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.45%                                        06/12/07       102,000        102,000,000
----------------------------------------------------------------------------------------
BNP Paribas S.A.,
  5.27%                                        11/27/06        70,000         70,000,000
----------------------------------------------------------------------------------------
  5.50%                                        10/23/06       150,000        150,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  (United Kingdom)
  4.30%                                        09/28/06       100,000        100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC,
  4.75%                                        10/25/06       125,000        125,000,000
----------------------------------------------------------------------------------------
  4.99%                                        02/12/07       100,000         99,995,532
----------------------------------------------------------------------------------------
  5.20%                                        03/30/07       105,000        105,000,000
----------------------------------------------------------------------------------------
  5.31%                                        04/19/07        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.42%                                        06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom),
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.26%                                        12/15/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.26%                                        04/20/07        50,000         50,000,000
----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Svenska Handelsbanken A.B.,
  4.77%                                        12/19/06   $    60,000    $    60,000,000
----------------------------------------------------------------------------------------
  4.95%                                        02/07/07        50,000         50,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom),
  5.25%                                        11/20/06        75,000         75,000,000
----------------------------------------------------------------------------------------
  5.28%                                        11/24/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        11/08/06        85,000         85,000,000
----------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07       100,000        100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,120,995,345)                                                      2,120,995,345
========================================================================================

VARIABLE RATE DEMAND NOTES-8.04%(E)

INSURED-2.11%(F)

Aerospace Corp.; Series 2006, Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.32%(d)(g)                                  06/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
Alaska (State of) Housing Finance Corp.;
  Series 2002 B, Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.38%(d)(g)                                  12/01/36         3,800          3,800,000
----------------------------------------------------------------------------------------
Baltimore (City of), Maryland (Consolidated
  Public Improvement Project); Series 2003 C,
  Refunding Taxable GO (INS-Financial
  Security Assurance Inc.)
  5.30%(d)(g)                                  10/15/20         4,015          4,015,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  08/01/29        23,900         23,900,000
----------------------------------------------------------------------------------------
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  5.38%(d)(g)                                  08/01/29         4,980          4,980,000
----------------------------------------------------------------------------------------
Denver (City and County of), Colorado School
  District No. 1; Series 2005 B, Taxable COP
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  12/15/18        23,930         23,930,000
----------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.32%(d)(g)                                  05/15/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

INSURED-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  07/01/24   $    31,695    $    31,695,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.);
  5.31%(d)(g)                                  09/01/32        15,370         15,370,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         4,750          4,750,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners II; Series 2001
  Tranche 1 Taxable Student Loan RB (INS-MBIA
  Insurance Corp.) (Acquired 11/14/02; Cost
  $25,000,000)
  5.31%(b)(d)(g)                               09/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  5.31%(b)(d)(g)                               08/01/37        60,000         60,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  5.31%(b)(d)(g)                               08/01/37        40,000         40,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of), Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  RB (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  11/01/15   $     3,700    $     3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency; Series 2006 B, Taxable RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  05/01/28         9,475          9,475,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5,
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  5.31%(d)(g)                                  09/01/35         6,500          6,500,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
  Refunding Special Obligation Taxable RB
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/32        14,130         14,130,000
----------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group); Sub-Series 2005
  B1, Taxable RB (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/22        22,045         22,045,000
========================================================================================
                                                                             422,190,000
========================================================================================

LETTER OF CREDIT ENHANCED-5.93%(H)

422 Capital LLC; Series 2004-A, Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/44        12,000         12,000,000
----------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006, Notes
  (LOC-Wachovia Bank, N.A.)
  5.43%(d)(g)                                  06/01/29         3,000          3,000,000
----------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
  Bonds (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  06/01/17         9,250          9,250,000
----------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.34%(c)(d)(g)                               07/01/26         4,230          4,230,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB, Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  08/01/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

American Association of Retired Persons;
  Series 2001, Floating Rate Notes (LOC-Bank
  of America, N.A.)
  5.31%(d)(g)                                  05/01/31   $    28,700    $    28,700,000
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Development Board;
  Series 2006 A, Refunding
  Taxable IDR (LOC-Allied Irish Banks PLC)
  5.33%(c)(d)(g)                               07/01/26         5,640          5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Bonds
  (LOC-Citizens Bank of Pennsylvania)
  5.38%(d)(g)                                  02/01/15        41,620         41,620,000
----------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  01/01/15        12,750         12,750,000
----------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Bonds (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/08        24,500         24,500,000
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A,
  Taxable RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  09/01/30        13,700         13,700,000
----------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A, Taxable RB
  (LOC-LaSalle Bank, N.A.)
  5.34%(d)(i)                                  02/15/27        17,400         17,400,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I, Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  5.31%(d)(g)                                  12/01/36        61,790         61,790,000
----------------------------------------------------------------------------------------
California (State of) Biola University;
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  5.31%(d)(g)                                  07/01/36        43,400         43,400,000
----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC; Series 2005-B
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  07/01/25   $     1,315    $     1,315,000
----------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(g)                                     06/01/32         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  12/01/12         1,100          1,100,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 1999 F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  12/02/19         7,984          7,984,000
----------------------------------------------------------------------------------------
  Series 2000 B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20         7,239          7,239,000
----------------------------------------------------------------------------------------
  Series 2000 C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  09/01/20         2,537          2,537,000
----------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  09/01/34        18,155         18,155,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  11/01/28         1,995          1,995,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20        11,900         11,900,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments); Series 2006 A, Refunding
  Multi-Family Housing Taxable RB
  (LOC-Federal National Mortgage Association)
  5.30%(d)(g)                                  05/15/36         8,970          8,970,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc.;
  Floating Rate Notes (LOC-Wells Fargo Bank,
  N.A.)
  5.39%(d)(g)                                  02/02/43        14,480         14,480,000
----------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A,
  Taxable RB (LOC-Deutsche Bank A.G.)
  5.38%(c)(d)(g)                               05/01/09        30,190         30,190,000
----------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.43%(d)(g)                                  08/31/16         9,900          9,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004, Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/15   $     8,000    $     8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  07/01/30         5,100          5,100,000
----------------------------------------------------------------------------------------
Folk Financial Services Inc.; Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  5.45%(g)                                     10/15/27           320            320,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  01/01/25        10,745         10,745,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States; Series 2001 A, Taxable
  (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  03/01/33        17,590         17,590,000
----------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.37%(d)(g)                                  03/01/31        18,580         18,580,000
----------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B,
  Refunding RB (LOC-Bank of New York)
  5.31%(d)(g)                                  07/01/35         6,300          6,300,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.33%(d)(g)                                  06/01/25         6,350          6,350,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B, Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  5.31%(d)(g)                                  09/01/31         7,800          7,800,000
----------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  5.38%(d)(g)                                  12/01/39        16,750         16,750,000
----------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003, Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.28%(d)(g)                                  09/01/33         7,270          7,270,000
----------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.34%(d)(g)                                  06/01/26        10,000         10,000,000
----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B, Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  06/01/20   $       380    $       380,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A,
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $152,050,000)
  5.31%(b)(d)(g)                               02/01/41       152,050        152,050,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/18        55,200         55,200,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  12/01/53         3,575          3,575,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001, Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  5.31%(d)(g)                                  06/01/36        36,300         36,300,000
----------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B, Taxable RB (LOC-Comerica
  Bank)
  5.38%(g)                                     01/01/35         8,810          8,810,000
----------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  5.31%(d)(g)                                  08/01/16         9,660          9,660,000
----------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005, Taxable RB (LOC-Allied Irish Banks
  PLC)
  5.30%(c)(d)(g)                               11/01/35        13,550         13,550,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B, Taxable Refunding
  Limited Obligation RB (LOC-Fifth Third
  Bank)
  5.35%(g)                                     11/01/28         7,760          7,760,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005, Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  10/01/25        21,000         21,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 12/01/04; Cost $7,000,000)
  5.31%(b)(d)(g)                               03/01/19   $     7,000    $     7,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South Project); Series 2005,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 06/01/06; Cost $10,000,000)
  5.31%(b)(d)(g)                               08/01/20        10,000         10,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003, Taxable IDR (LOC-JPMorgan Chase Bank)
  5.34%(d)(g)                                  12/01/27         7,330          7,330,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B,
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  12/01/20         9,000          9,000,000
----------------------------------------------------------------------------------------
Net Magan Two LLC; Series 2006, Taxable Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  04/01/26        15,200         15,200,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Thermal Energy Facilities);
  Series 2001 A, Taxable Marina Energy RB
  (LOC-Wachovia Bank, N.A.)
  5.32%(d)(g)                                  09/01/21         7,700          7,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association of Hunterdon County; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/24         2,305          2,305,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B, Taxable
  RB (LOC-Bank of New York)
  5.20%(d)(g)                                  11/01/37         1,650          1,650,000
----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.33%(d)(g)                                  09/15/07   $     4,600    $     4,600,000
----------------------------------------------------------------------------------------
  Series 2003 H Taxable Service Contract
  Refunding RB (LOC-Dexia Group S.A.)
  5.31%(c)(d)(g)                               09/15/08         7,200          7,200,000
----------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.36%(d)(g)                                  01/01/20         2,110          2,110,000
----------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005, Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/23        11,900         11,900,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  05/01/27         3,270          3,270,000
----------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C, Taxable RB (LOC-Bank of
  America, N.A.)
  5.25%(d)(g)                                  02/15/21         7,500          7,500,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004, Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/14         3,000          3,000,000
----------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000, Floating
  Rate Bonds (LOC-Regions Bank)
  5.35%(d)(g)                                  09/01/20        15,650         15,650,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  5.37%(d)(g)                                  01/01/15         2,800          2,800,000
----------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.40%(d)(j)                                  12/01/25         1,590          1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.28%(d)(g)                                  12/01/22         4,070          4,069,723
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.33%(d)(g)                                  05/01/14        12,930         12,930,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Sabri Arac (The Quarry School); Series 2005,
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  10/01/35   $     7,500    $     7,500,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004, RB (LOC-Bank of America, N.A.)
  5.33%(d)(g)                                  04/01/24         9,530          9,530,000
----------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005, Taxable RB
  (LOC-Allied Irish Banks PLC)
  5.30%(c)(d)(g)                               07/01/33         5,500          5,500,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2002 B Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  11/01/52         9,730          9,730,000
----------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  10/01/53         4,805          4,805,000
----------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.33%(d)(g)                                  07/01/54        10,000         10,000,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  10/01/35        17,600         17,600,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  09/01/17         1,175          1,175,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/26        44,915         44,915,000
----------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004, Taxable
  RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  07/15/26        39,400         39,400,000
----------------------------------------------------------------------------------------
Wake Forest University; Series 1997, Taxable
  RB (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/17         3,400          3,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A, Floating Rate Notes (LOC-Fifth
  Third Bank)
  5.33%(d)(g)                                  05/01/44         9,530          9,530,000
----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D, Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  07/01/25   $     1,900    $     1,900,000
----------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital LLC;
  Series 2003, Taxable RB (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  11/01/23        37,800         37,800,000
========================================================================================
                                                                           1,184,924,723
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,607,114,723)                                                      1,607,114,723
========================================================================================

ASSET-BACKED SECURITIES-6.42%

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-2.03%

Sigma Finance Inc.,
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(b)(c)                                  10/04/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/13/06; Cost $99,990,000)
  5.29%(b)(c)(j)                               03/19/07       100,000         99,994,607
----------------------------------------------------------------------------------------
  (Acquired 06/09/06; Cost $100,000,000)
  5.50%(b)(c)                                  07/11/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $155,000,000)
  5.51%(b)(c)                                  08/13/07       155,000        155,000,000
========================================================================================
                                                                             404,994,607
========================================================================================

DIVERSIFIED BANKS-0.23%

Lothian Mortgages Master Issuer PLC; Series
  2006-1A, Class A1, Floating Rate Bonds
  (Acquired 05/05/06; Cost $45,333,000)
  5.30%(b)(c)(j)                               04/24/07        45,333         45,333,000
========================================================================================

FULLY BACKED-1.39%

RACERS Trust; Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,000,000)
  5.35%(b)(j)                                  01/22/07       279,000        279,000,000
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.52%

Wachovia Asset Securitization Issuance LLC;
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 09/07/05;
  Cost $104,365,715)
  5.31%(b)(j)(k)                               11/25/34   $   104,366    $   104,365,715
========================================================================================

STRUCTURED-2.25%

Granite Master Issuer PLC; Series 2006-1A,
  Class A1, Floating Rate Bonds (Acquired
  01/18/06; Cost $150,000,000)
  5.30%(b)(c)(j)                               01/20/07       150,000        150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgage PLC; Series 12A, Class A1,
  Floating Rate Bonds (Acquired 07/14/06;
  Cost $95,000,000)
  5.31%(b)(c)(k)(l)                            05/17/07        95,000         95,000,000
----------------------------------------------------------------------------------------
Permanent Financing PLC; Series 9A, Class 1A,
  Floating Rate Bonds (Acquired 03/15/06;
  Cost $109,000,000)
  5.34%(b)(c)(j)                               03/10/07       109,000        109,000,000
----------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./Corp.; Series
  2004-1A, Class AMME, Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  5.35%(b)(c)(l)                               09/15/06        95,000         95,000,000
========================================================================================
                                                                             449,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $1,282,693,322)                                                      1,282,693,322
========================================================================================

MASTER NOTE AGREEMENTS-5.11%(M)

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $113,800,000)
  5.43%(b)(d)(i)(n)                                 --        113,800        113,800,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $907,000,000)
  5.44%(b)(d)(i)                               12/06/06       907,000        907,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $1,020,800,000)                                                      1,020,800,000
========================================================================================

SHORT-TERM INVESTMENTS TRUST


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-4.35%

Allstate Life Global Funding Floating Rate
  MTN
  5.32%(j)                                     01/26/07   $    50,000    $    50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN (Acquired 11/18/03; Cost
  $130,000,000)
  5.39%(b)(j)                                  08/16/07       130,000        130,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  5.47%(b)(j)                                  07/06/07       140,000        140,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A.
  Floating Rate MTN (Acquired 06/23/06; Cost
  $100,000,000)
  5.48%(b)(c)(l)                               08/23/07       100,000        100,000,000
----------------------------------------------------------------------------------------
MetLife Global Funding I,
  Floating Rate MTN (Acquired 08/20/03; Cost
  $90,000,000)
  5.39%(b)(j)                                  09/14/07        90,000         90,000,000
----------------------------------------------------------------------------------------
  (Acquired 04/03/03; Cost $149,342,050)
  5.43%(b)(j)                                  08/28/07       149,300        149,317,728
----------------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp.
  Sec. Floating Rate MTN
  5.39%(j)                                     08/01/07        50,000         50,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada
  Floating Rate Yankee MTN
  5.40%(c)(j)                                  06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  Sr. Unsec. Floating Rate MTN (Acquired
  04/14/05; Cost $60,000,000)
  5.32%(b)(c)(j)                               08/21/07        60,000         60,000,000
========================================================================================
    Total Medium-Term Notes (Cost
      $869,317,728)                                                          869,317,728
========================================================================================

PROMISSORY NOTES-4.18%

Goldman Sachs Group, Inc. (The),
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%(b)(o)                                  10/03/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  5.38%(b)(i)(o)                               09/18/06        35,000         35,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.38%(b)(i)(o)                               11/07/06       100,000        100,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

PROMISSORY NOTES-(CONTINUED)

  (Acquired 02/06/06; Cost $200,000,000)
  5.39%(b)(i)(o)                               12/04/06   $   200,000    $   200,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.42%(b)(j)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.43%(b)(i)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.52%(b)(l)(o)                               11/07/06       100,000        100,000,000
========================================================================================
    Total Promissory Notes (Cost
      $835,000,000)                                                          835,000,000
========================================================================================

FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/25/06; Cost $100,000,000)
  5.46%(b)(l)(o)                               08/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/05; Cost $110,000,000)
  5.47%(b)(l)(o)                               11/21/06       110,000        110,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/05/06; Cost $253,000,000)
  5.57%(b)(l)(o)                               04/05/07       253,000        253,000,000
========================================================================================
    Total Funding Agreements (Cost
      $463,000,000)                                                          463,000,000
========================================================================================

TIME DEPOSITS-1.87%

Calyon S.A. (Cayman Islands)
  5.30%(d)                                     09/01/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Dexia Bank S.A. (Belgium)
  5.29%(d)                                     09/01/06       102,000        102,000,000
----------------------------------------------------------------------------------------
Suntrust Bank (Cayman Islands)
  5.30%(d)                                     09/01/06       171,595        171,595,576
========================================================================================
    Total Time Deposits (Cost $373,595,576)                                  373,595,576
========================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

OVERSEAS PRIVATE INVESTMENT CORP.-0.03%

Floating Rate Notes, 5.31%(d)(e)(g)
  (Cost $6,500,000)                            12/31/10         6,500          6,500,000
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.46% (Cost $15,276,559,208)                               15,276,559,208
========================================================================================

SHORT-TERM INVESTMENTS TRUST

                                                            REPURCHASE
                                                              AMOUNT        VALUE
-------------------------------------------------------------------------------------
                                                            REPURCHASE
                                                              AMOUNT        VALUE
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-24.61%(P)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08) 5.23%, 09/01/06                        $10,001,453  $ 10,000,000
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35) 5.29%,
  09/01/06                                                  485,071,268   485,000,000
-------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259; 4.50%-8.13%,
  08/15/21-02/15/36) 5.23%, 09/01/06                        10,001,453     10,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                                           10,001,456     10,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46) 5.28%, 09/01/06                        14,488,997     14,486,872
-------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $656,381,668 (collateralized by U.S.
  Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                                           262,942,590   262,904,104
-------------------------------------------------------------------------------------


                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $225,032,938 (collateralized by U.S.
  Treasury obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%, 09/01/06                                         $75,010,979    $    75,000,000
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $1,106,165,055 (collateralized by Corporate
  obligations valued at $1,148,417,257;
  0%-7.88%, 09/22/06-12/01/49) 5.37%,
  09/01/06(c)                                             685,516,331        685,414,042
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/07)
  5.24%, 09/01/06                                          10,001,456         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,149,236
  (collateralized by Corporate obligations
  valued at $1,050,000; 0%-7.72%,
  12/20/09-03/15/49) 5.37%, 09/01/06                      516,077,006        516,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066; 3.88%-12.00%,
  08/15/07-08/15/13) 5.23%, 09/01/06                       10,001,453         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $700,102,472 (collateralized
  by U.S. Government obligations valued at
  $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                                         195,028,546        195,000,000
----------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $400,058,556 (collateralized
  by U.S. Government obligations valued at
  $408,004,601; 0%, 11/29/06-06/23/33) 5.27%,
  09/01/06                                                249,036,451        249,000,000
----------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28) 5.24%, 09/01/06                       10,001,456         10,000,000
----------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS TRUST


                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, maturing value $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,000;
  3.00%-5.00%, 04/15/09-11/01/19) 5.29%,
  09/01/06                                               $200,029,389       $200,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $600,089,375 (collateralized by Corporate
  obligations valued at $630,000,001;
  5.11%-6.09%, 11/25/35-04/25/36) 5.36%,
  09/01/06(c)                                             299,349,370        299,304,786
----------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,390 (collateralized by U.S.
  Treasury
  obligations valued at $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28) 5.24%,
  09/01/06                                                 10,001,456         10,000,000
----------------------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,667 (collateralized by U.S.
  Government obligations valued at
  $255,000,000; 4.00%-7.00%,
  09/01/17-06/01/36) 5.28%, 09/01/06                      170,024,933        170,000,000
----------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $800,117,333 (collateralized
  by U.S. Government obligations valued at
  $816,006,506; 0%-8.13%, 02/17/09-02/01/37)
  5.28%, 09/01/06                                         606,171,202        606,082,310
----------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                                          10,001,453         10,000,000
----------------------------------------------------------------------------------------

                                                           REPURCHASE
                                                             AMOUNT           VALUE

----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                                         $10,001,444    $    10,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10) 5.24%,
  09/01/06                                                 10,001,456         10,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917
  (collateralized by U.S. Government
  obligations valued at $308,544,973;
  4.38%-5.67%, 10/15/06-07/15/16) 5.27%,
  09/01/06                                                100,014,639        100,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%-5.50%, 09/01/33-04/01/35) 5.28%,
  09/01/06                                                360,052,800        360,000,000
----------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,485;
  0%-9.00%, 01/15/08-07/01/36) 5.29%,
  09/01/06                                                 65,009,551         65,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/06,
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,597; 5.00%-7.00%,
  06/01/18-08/01/36) 5.28%, 09/01/06                      250,036,667        250,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury
  obligations valued at $510,002,402;
  4.38%-12.00%, 11/15/08-08/15/13) 5.23%,
  09/01/06                                                 44,692,059         44,685,567
----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST


                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,663; 4.50%-6.25%,
  07/20/15-02/15/36) 5.28%, 09/01/06                      $200,029,333   $   200,000,000
----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,074,722 (collateralized
  by $525,000,001; 0%-7.77%,
  06/01/30-07/15/45) 5.38%, 09/01/06                      $39,570,584    $    39,564,671
========================================================================================
    Total Repurchase Agreements (Cost
      $4,917,442,352)                                                      4,917,442,352
========================================================================================
TOTAL INVESTMENTS -101.07% (Cost
  $20,194,001,560)(q)(r)                                                  20,194,001,560
========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.07)%                                       (213,176,148)
========================================================================================
NET ASSETS-100.00%                                                       $19,980,825,412
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $10,949,387,900, which represented 54.80% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.5%; Netherlands: 6.1%; other countries less than 5%:
    13.3%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2006.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(n) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(o) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2006 was $1,298,000,000, which represented 6.50% of the Fund's Net Assets.
(p) Principal amount equals value at period end. See Note 1I.
(q) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,276,559,208)                           $15,276,559,208
------------------------------------------------------------
Repurchase agreements (cost $4,917,442,352)    4,917,442,352
============================================================
    Total investments (cost
      $20,194,001,560)                        20,194,001,560
============================================================
Interest receivable                               76,631,207
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  721,110
------------------------------------------------------------
Other assets                                         156,062
============================================================
    Total assets                              20,271,509,939
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          197,525,324
------------------------------------------------------------
  Dividends                                       89,248,216
------------------------------------------------------------
  Amount due custodian                               151,411
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,053,379
------------------------------------------------------------
Accrued distribution fees                            675,453
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            47,069
------------------------------------------------------------
Accrued transfer agent fees                          222,043
------------------------------------------------------------
Accrued operating expenses                           761,632
============================================================
    Total liabilities                            290,684,527
============================================================
Net assets applicable to shares outstanding  $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $19,979,942,922
------------------------------------------------------------
Undistributed net investment income                2,058,268
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,175,778)
============================================================
                                             $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,058,663,790
____________________________________________________________
============================================================
Private Investment Class                     $   980,680,864
____________________________________________________________
============================================================
Personal Investment Class                    $    64,434,095
____________________________________________________________
============================================================
Cash Management Class                        $ 2,713,882,007
____________________________________________________________
============================================================
Reserve Class                                $    17,423,930
____________________________________________________________
============================================================
Resource Class                               $ 1,089,106,989
____________________________________________________________
============================================================
Corporate Class                              $    56,633,737
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,057,862,078
____________________________________________________________
============================================================
Private Investment Class                         980,689,765
____________________________________________________________
============================================================
Personal Investment Class                         64,436,249
____________________________________________________________
============================================================
Cash Management Class                          2,713,813,934
____________________________________________________________
============================================================
Reserve Class                                     17,428,040
____________________________________________________________
============================================================
Resource Class                                 1,089,107,807
____________________________________________________________
============================================================
Corporate Class                                   56,604,547
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $916,874,178
==========================================================================
EXPENSES:

Advisory fees                                                   29,796,541
--------------------------------------------------------------------------
Administrative services fees                                     1,105,931
--------------------------------------------------------------------------
Custodian fees                                                     846,529
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       5,034,691
--------------------------------------------------------------------------
  Personal Investment Class                                        553,477
--------------------------------------------------------------------------
  Cash Management Class                                          2,922,764
--------------------------------------------------------------------------
  Reserve Class                                                    580,623
--------------------------------------------------------------------------
  Resource Class                                                 1,963,216
--------------------------------------------------------------------------
  Corporate Class                                                  190,325
--------------------------------------------------------------------------
Transfer agent fees                                              2,833,511
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          534,130
--------------------------------------------------------------------------
Other                                                            1,573,809
==========================================================================
    Total expenses                                              47,935,547
==========================================================================
Less: Fees waived                                              (15,657,747)
==========================================================================
    Net expenses                                                32,277,800
==========================================================================
Net investment income                                          884,596,378
==========================================================================
Net realized gain from investment securities                       911,060
==========================================================================
Net increase in net assets resulting from operations          $885,507,438
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006               2005
------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $   884,596,378    $   445,613,914
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 911,060           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          885,507,438        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (639,998,716)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (42,306,265)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,936,707)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (127,479,313)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,939,893)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (42,131,448)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (27,804,036)        (1,786,918)
================================================================================================
    Total distributions from net investment income               (884,596,378)      (445,613,914)
================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (478,590)                --
------------------------------------------------------------------------------------------------
  Private Investment Class                                            (33,284)                --
------------------------------------------------------------------------------------------------
  Personal Investment Class                                            (1,910)                --
------------------------------------------------------------------------------------------------
  Cash Management Class                                               (76,508)                --
------------------------------------------------------------------------------------------------
  Reserve Class                                                          (538)                --
------------------------------------------------------------------------------------------------
  Resource Class                                                      (32,914)                --
------------------------------------------------------------------------------------------------
  Corporate Class                                                      (1,728)                --
================================================================================================
    Total distributions from net realized gains                      (625,472)                --
================================================================================================
    Decrease in net assets resulting from distributions          (885,221,850)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,776,520,511     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        171,846,264       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        18,242,840         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (695,502,781)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (110,822,387)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                  186,260,377        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                (409,826,741)       466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         1,936,718,083     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       1,937,003,671     (1,868,307,533)
================================================================================================

NET ASSETS:

  Beginning of year                                            18,043,821,741     19,912,129,274
================================================================================================
  End of year (including undistributed net investment income
    of $2,058,268 and $2,683,741, respectively)               $19,980,825,412    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

SHORT-TERM INVESTMENTS TRUST

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $12,836,243.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $1,105,931.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $2,830,660.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $3,020,815, $405,883, $2,338,211, $505,142, $1,963,216 and $190,325,
respectively, after FMC waived Plan fees of $2,013,876, $147,594, $584,553 and $75,481, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $76,446 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

SHORT-TERM INVESTMENTS TRUST

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $885,221,850    $445,613,914
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
-------------------------------------------------------------------------------
Undistributed ordinary income                                   $     3,827,343
-------------------------------------------------------------------------------
Temporary book/tax differences                                       (1,769,075)
-------------------------------------------------------------------------------
Capital loss carryforward                                            (1,175,778)
-------------------------------------------------------------------------------
Shares of beneficial interest                                    19,979,942,922
===============================================================================
  Total net assets                                              $19,980,825,412
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $874,013 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $ 1,175,778
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2006, undistributed net investment income was decreased by $625,473, undistributed net realized gain (loss) was increased by $625,473. This reclassification had no effect on the net assets of the Fund.

SHORT-TERM INVESTMENTS TRUST

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2006(A)                                   2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               235,557,317,240    $ 235,557,317,240     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           12,809,831,465       12,809,831,465       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           1,080,146,099        1,080,146,099         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              50,246,286,171       50,246,286,171      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         213,645,752          213,645,752         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,216,417,009        8,216,417,009      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 12,038,432,670       12,038,432,670       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   308,390,126          308,390,126         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               23,640,815           23,640,815           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,430,778            1,430,778             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  82,949,222           82,949,222          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           2,069,873            2,069,873           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         37,352,491           37,352,491          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     13,737,375           13,737,375             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (233,089,186,855)    (233,089,186,855)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (12,661,626,016)     (12,661,626,016)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (1,063,334,037)      (1,063,334,037)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (51,024,738,174)     (51,024,738,174)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (326,538,012)        (326,538,012)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,067,509,123)      (8,067,509,123)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                (12,461,996,786)     (12,461,996,786)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      1,936,718,083    $   1,936,718,083      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 19% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
     In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

SHORT-TERM INVESTMENTS TRUST


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   RESERVE CLASS
                                                              -------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------
                                                               2006           2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $   1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.05           0.02      0.002      0.005       0.01
---------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                     (0.01)          0.00     (0.000)     0.000       0.00
=====================================================================================================================
    Total from investment operations                             0.04           0.02      0.002      0.005       0.01
=====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)         (0.02)    (0.002)    (0.005)     (0.01)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.00)            --         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Total distributions                                         (0.04)         (0.02)    (0.002)    (0.005)     (0.01)
=====================================================================================================================
Net asset value, end of period                                $  1.00       $   1.00    $  1.00    $  1.00    $  1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                  3.66%          1.61%      0.17%      0.45%      1.34%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $17,424       $128,244    $64,942    $57,082    $51,279
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)       0.99%      0.99%      0.98%      0.91%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.18%(b)       1.19%      1.18%      1.17%      1.19%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income to average net assets             3.63%(b)       1.57%      0.17%      0.47%      1.32%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $58,062,289.

SHORT-TERM INVESTMENTS TRUST

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-67.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/ LEASES-2.37%

Fountain Square Commercial Funding Corp.
  (Acquired 08/30/06; Cost $49,780,833)
  5.26%(b)                                     09/29/06   $     50,000   $   49,795,445
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $30,873,927)
  5.37%(b)                                     09/15/06         31,134       31,068,982
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $19,249,268)
  5.37%(b)                                     09/19/06         19,391       19,338,935
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $40,435,516)
  5.37%(b)                                     09/25/06         40,770       40,624,043
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $45,969,814)
  5.37%(b)                                     09/28/06         46,371       46,184,241
=======================================================================================
                                                                            187,011,646
=======================================================================================

ASSET-BACKED SECURITIES- CONSUMER RECEIVABLES-5.94%

Old Line Funding, LLC
  (Acquired 08/18/06; Cost $25,566,270)
  5.26%(b)                                     09/12/06         25,660       25,618,759
---------------------------------------------------------------------------------------
  (Acquired 08/24/06; Cost $25,001,877)
  5.26%(b)                                     10/16/06         25,197       25,031,330
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $69,500,667)
  5.35%(b)                                     09/07/06         70,000       69,937,583
---------------------------------------------------------------------------------------
  (Acquired 07/20/06; Cost $49,650,111)
  5.36%(b)                                     09/05/06         50,000       49,970,222
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  (Acquired 08/11/06; Cost $38,811,833)
  5.26%(b)                                     09/20/06         39,040       38,931,621
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,327,889)
  5.26%(b)                                     10/03/06        100,000       99,532,444
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $33,720,747)
  5.26%(b)                                     10/10/06         34,000       33,805,520
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-(CONTINUED)

  (Acquired 08/09/06; Cost $23,950,599)
  5.27%(b)                                     10/03/06   $     24,145   $   24,031,894
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $46,662,866)
  5.27%(b)                                     10/05/06         47,000       46,766,071
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $15,074,151)
  5.28%(b)                                     10/06/06         15,190       15,112,025
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $28,744,483)
  5.35%(b)                                     09/05/06         28,951       28,933,790
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $11,824,883)
  5.36%(b)                                     09/07/06         11,910       11,899,360
=======================================================================================
                                                                            469,570,619
=======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-8.38%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 08/30/06; Cost
  $36,597,754)
  5.27%(b)                                     09/21/06         36,716       36,608,504
---------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.) (Acquired 08/29/06; Cost
  $74,615,729)
  5.27%(b)                                     10/03/06         75,000       74,648,667
---------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC
  Series A (Multi CEP's-Liberty Hampshire
  Co., LLC; agent) (Acquired 07/19/06; Cost
  $80,185,945)
  5.36%(b)                                     09/12/06         80,848       80,715,589
---------------------------------------------------------------------------------------
Long Lane Master Trust IV
  Series A (CEP-Bank of America Corp.)
  (Acquired 08/29/06; Cost $49,780,417)
  5.27%(b)                                     09/28/06         50,000       49,802,375
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $50,223,046)
  5.27%(b)                                     09/29/06         50,452       50,245,203
---------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/18/06; Cost $49,758,917)
  5.26%(b)                                     09/20/06   $     50,000   $   49,861,194
---------------------------------------------------------------------------------------
  (Acquired 08/30/06; Cost $74,615,729)
  5.27%(b)                                     10/04/06         75,000       74,637,687
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $74,604,750)
  5.27%(b)                                     10/06/06         75,000       74,615,729
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,792,722)
  5.33%(b)                                     09/01/06         50,000       50,000,000
---------------------------------------------------------------------------------------
Three Rivers Funding Corp. (CEP-Mellon Bank,
  N.A.)
  (Acquired 08/16/06; Cost $50,000,745)
  5.26%(b)                                     09/18/06         50,243       50,118,202
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $31,894,729)
  5.27%(b)                                     09/26/06         32,026       31,908,794
---------------------------------------------------------------------------------------
Triple-A One Funding Corp., (CEP-MBIA
  Insurance Corp.)
  (Acquired 08/30/06; Cost $11,986,144)
  5.27%(b)                                     10/26/06         12,087       11,989,683
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $27,179,553)
  5.33%(b)                                     09/06/06         27,313       27,292,781
=======================================================================================
                                                                            662,444,408
=======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-24.43%

Atlantic Asset Securitization Corp.
  (Acquired 07/19/06; Cost $11,478,230)
  5.36%(b)                                     09/12/06         11,573       11,554,046
---------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 08/10/06; Cost $49,802,750)
  5.26%(b)                                     09/06/06         50,000       49,963,472
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $74,389,596)
  5.26%(b)                                     10/04/06         74,915       74,553,785
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $99,196,389)
  5.26%(b)                                     10/05/06        100,000       99,503,222
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 08/28/06; Cost $29,806,767)
  5.27%(b)                                     10/11/06   $     30,000   $   29,824,333
---------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $59,565,533)
  5.32%(b)                                     09/26/06         60,000       59,778,333
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,316,389)
  5.35%(b)                                     09/08/06        100,000       99,895,972
---------------------------------------------------------------------------------------
  (Acquired 07/17/06; Cost $90,166,062)
  5.35%(b)                                     09/13/06         90,950       90,787,806
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $96,963,885)
  5.35%(b)                                     09/07/06         97,500       97,413,063
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  5.26%                                        10/02/06        150,000      149,320,583
---------------------------------------------------------------------------------------
  5.27%                                        10/16/06        100,000       99,341,250
---------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/09/06; Cost $45,455,687)
  5.26%(b)                                     09/25/06         45,770       45,609,500
---------------------------------------------------------------------------------------
  (Acquired 08/10/06; Cost $24,828,319)
  5.26%(b)                                     09/26/06         25,000       24,908,681
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $40,521,725)
  5.26%(b)                                     10/05/06         40,850       40,647,066
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $34,733,067)
  5.28%(b)                                     10/06/06         35,000       34,820,333
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,637,264)
  5.33%(b)                                     09/22/06         50,000       49,844,542
---------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $49,628,472)
  5.35%(b)                                     09/13/06         50,000       49,910,833
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $99,166,222)
  5.36%(b)                                     09/13/06        100,000       99,821,333
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $8,623,575)
  5.36%(b)                                     09/18/06          8,700        8,677,979
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $40,552,895)
  5.36%(b)                                     09/19/06         40,900       40,790,388
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/22/06; Cost $46,417,184)
  5.27%(b)                                     10/12/06         46,766       46,485,580
---------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp.
  (Acquired 08/10/06; Cost $20,137,311)
  5.26%(b)                                     09/08/06   $     20,223   $   20,202,317
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $89,925,195)
  5.26%(b)                                     10/10/06         90,627       90,110,577
---------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC
  (Acquired 08/10/06; Cost $15,600,615)
  5.26%(b)                                     09/08/06         15,667       15,650,976
---------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $51,417,817)
  5.26%(b)                                     10/04/06         51,842       51,592,035
---------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/11/06; Cost $99,327,889)
  5.26%(b)                                     09/26/06        100,000       99,634,722
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,360,972)
  5.35%(b)                                     09/05/06        100,000       99,940,556
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $99,390,694)
  5.35%(b)                                     09/11/06        100,000       99,851,389
---------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  (Acquired 08/21/06; Cost $99,561,667)
  5.26%(b)                                     09/20/06        100,000       99,722,389
---------------------------------------------------------------------------------------
Yorktown Capital LLC
  5.35%                                        09/14/06         50,000       49,903,403
=======================================================================================
                                                                          1,930,060,464
=======================================================================================

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-7.47%

Galaxy Funding Inc.
  (Acquired 08/29/06; Cost $14,872,883)
  5.26%(b)                                     10/26/06         15,000       14,879,458
---------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.
  (Acquired 08/17/06; Cost $64,695,511)
  5.27%(b)                                     09/18/06         65,000       64,838,240
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $49,780,417)
  5.27%(b)                                     09/21/06         50,000       49,853,611
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06        100,444      100,134,926
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.
  Series 2005-I
  (Acquired 08/24/06; Cost $85,728,058)
  5.28%(b)                                     09/27/06   $     86,145   $   85,816,500
---------------------------------------------------------------------------------------
  (Acquired 08/14/06; Cost $138,802,300)
  5.31%(b)                                     10/11/06        140,000      139,174,000
---------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/29/06; Cost $49,955,226)
  5.28%(b)                                     09/28/06         50,176       49,977,303
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $9,948,667)
  5.28%(b)                                     10/05/06         10,000        9,950,133
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $39,794,472)
  5.29%(b)                                     09/19/06         40,000       39,894,300
---------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 08/10/06; Cost $35,243,496)
  5.27%(b)                                     09/15/06         35,425       35,352,399
=======================================================================================
                                                                            589,870,870
=======================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-1.01%

Ciesco, LLC
  (Acquired 08/30/06; Cost $29,793,983)
  5.26%(b)                                     10/16/06         30,000       29,802,750
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $49,642,028)
  5.26%(b)                                     10/17/06         50,000       49,663,944
=======================================================================================
                                                                             79,466,694
=======================================================================================

CONSUMER FINANCE-4.10%

Toyota Motor Credit Corp.
  5.25%                                        09/25/06        100,000       99,650,000
---------------------------------------------------------------------------------------
  5.25%                                        09/27/06        125,000      124,526,042
---------------------------------------------------------------------------------------
  5.26%                                        10/12/06        100,000       99,400,944
=======================================================================================
                                                                            323,576,986
=======================================================================================

SHORT-TERM INVESTMENTS TRUST


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

DIVERSIFIED BANKS-7.50%

Bank of America Corp.
  5.28%                                        10/13/06   $    150,000   $  149,076,875
---------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.26%                                        10/06/06         70,000       69,642,028
---------------------------------------------------------------------------------------
  5.27%                                        09/21/06        100,000       99,707,222
---------------------------------------------------------------------------------------
  5.31%                                        09/18/06        100,000       99,749,250
---------------------------------------------------------------------------------------
  5.35%                                        09/14/06        125,000      124,758,507
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.25%                                        09/29/06         50,000       49,795,833
=======================================================================================
                                                                            592,729,715
=======================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.26%                                        09/29/06        100,000       99,590,889
=======================================================================================

INVESTMENT BANKING & BROKERAGE-1.90%

Bear, Stearns & Co., Inc.
  5.27%                                        09/11/06         75,000       74,890,208
---------------------------------------------------------------------------------------
  5.31%                                        09/12/06         75,000       74,878,313
=======================================================================================
                                                                            149,768,521
=======================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.16%

General Electric Capital Corp.
  5.34%                                        09/06/06        100,000       99,925,833
---------------------------------------------------------------------------------------
  5.35%                                        09/15/06        150,000      149,687,917
=======================================================================================
                                                                            249,613,750
=======================================================================================
    Total Commercial Paper (Cost
      $5,333,704,562)                                                     5,333,704,562
=======================================================================================

MASTER NOTE AGREEMENTS-9.30%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  5.43%(b)(c)(d)(e)                                 --         335,000      335,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $400,000,000)
  5.44%(b)(c)(d)                               12/06/06        400,000      400,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $735,000,000)                                                         735,000,000
=======================================================================================

CERTIFICATE OF DEPOSIT-1.26%

Wells Fargo Bank, N.A.
  5.26%
  (Cost $100,000,000)                          09/28/06        100,000      100,000,000
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-1.13%

FEDERAL HOME LOAN BANK (FHLB)-1.13%

Unsec. Disc. Notes,
  4.98%(a)(c)
  (Cost $89,211,000)                           09/01/06   $     89,211   $   89,211,000
=======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-79.21% (Cost $6,257,915,562)                                6,257,915,562
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-21.20%(F)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35)
  5.29%, 09/01/06                               375,055,104      375,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46)
  5.28%, 09/01/06                               485,585,336      485,513,128
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,073,472 (collateralized
  by U.S. Government obligations valued at
  $510,002,603; 0%-6.30%, 09/21/06-05/25/35)
  5.29%, 09/01/06                               245,036,001      245,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $275,040,257 (collateralized by U.S.
  Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                               124,018,152      124,000,000
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS TRUST

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,800; 3.63%-7.25%,
  01/15/10-02/15/26)
  5.27%, 09/01/06                              $ 99,014,493   $   99,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-
  07/15/16)
  5.27%, 09/01/06                                49,007,173       49,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                                49,007,173       49,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                              $ 50,007,320   $   50,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $1,674,513,128)                                          1,674,513,128
============================================================================
TOTAL INVESTMENTS-100.41%
  (Cost $7,932,428,690)(g)(h)                                  7,932,428,690
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,469,635)
============================================================================
NET ASSETS-100.00%                                            $7,899,959,055
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:
(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $4,354,859,466, which represented 55.13% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 1I.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   Entities                               Percentage
   -------------------------------------------------
   Merrill Lynch & Co.                        5.1%
   -------------------------------------------------
   MBIA Insurance Corp.                       5.1
   -------------------------------------------------
   Corporate Receivables Corp.                5.0
   -------------------------------------------------
   Other Entities Less than 5%               64.0
   -------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $6,257,915,562)                       $6,257,915,562
------------------------------------------------------------
Repurchase agreements (cost $1,674,513,128)    1,674,513,128
============================================================
    Total investments (cost $7,932,428,690)    7,932,428,690
============================================================
Cash                                                 537,504
------------------------------------------------------------
Interest receivable                                1,974,393
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               382,058
------------------------------------------------------------
Other assets                                         242,275
============================================================
    Total assets                               7,935,564,920
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       33,942,532
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 954,141
------------------------------------------------------------
Accrued distribution fees                            485,381
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            18,603
------------------------------------------------------------
Accrued transfer agent fees                           60,734
------------------------------------------------------------
Accrued operating expenses                           144,474
============================================================
    Total liabilities                             35,605,865
============================================================
Net assets applicable to shares outstanding   $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,899,183,740
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,723,581,759
____________________________________________________________
============================================================
Private Investment Class                      $  591,306,048
____________________________________________________________
============================================================
Personal Investment Class                     $  299,205,254
____________________________________________________________
============================================================
Cash Management Class                         $1,378,963,716
____________________________________________________________
============================================================
Reserve Class                                 $   55,891,911
____________________________________________________________
============================================================
Resource Class                                $  325,328,483
____________________________________________________________
============================================================
Corporate Class                               $  525,681,884
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,724,130,288
____________________________________________________________
============================================================
Private Investment Class                         591,410,699
____________________________________________________________
============================================================
Personal Investment Class                        299,159,759
____________________________________________________________
============================================================
Cash Management Class                          1,379,029,281
____________________________________________________________
============================================================
Reserve Class                                     55,900,638
____________________________________________________________
============================================================
Resource Class                                   325,301,173
____________________________________________________________
============================================================
Corporate Class                                  525,681,886
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $357,215,045
==========================================================================

EXPENSES:

Advisory fees                                                   11,529,681
--------------------------------------------------------------------------
Administrative services fees                                       740,594
--------------------------------------------------------------------------
Custodian fees                                                     323,263
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,702,340
--------------------------------------------------------------------------
  Personal Investment Class                                      1,489,927
--------------------------------------------------------------------------
  Cash Management Class                                          1,100,191
--------------------------------------------------------------------------
  Reserve Class                                                    584,640
--------------------------------------------------------------------------
  Resource Class                                                   738,592
--------------------------------------------------------------------------
  Corporate Class                                                   64,794
--------------------------------------------------------------------------
Transfer agent fees                                              1,073,970
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          207,591
--------------------------------------------------------------------------
Other                                                              766,951
==========================================================================
    Total expenses                                              21,322,534
==========================================================================
Less: Fees waived                                               (7,331,572)
==========================================================================
    Net expenses                                                13,990,962
==========================================================================
Net investment income                                          343,224,083
==========================================================================
Net increase in net assets resulting from operations          $343,224,083
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  343,224,083    $  178,072,841
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (234,363,354)     (132,543,246)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (22,943,890)      (10,087,540)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (8,010,719)       (2,686,889)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (49,228,142)      (26,260,251)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,108,618)       (1,179,613)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (16,193,048)       (4,869,787)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (10,376,312)         (445,515)
==============================================================================================
    Decrease in net assets resulting from distributions         (343,224,083)     (178,072,841)
==============================================================================================
Share transactions-net:
  Institutional Class                                            156,376,625      (471,754,840)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        34,597,047       163,089,734
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      136,456,690        50,823,802
----------------------------------------------------------------------------------------------
  Cash Management Class                                          469,909,700       338,989,930
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (10,802,596)      (41,624,169)
----------------------------------------------------------------------------------------------
  Resource Class                                                  53,456,001       120,089,040
----------------------------------------------------------------------------------------------
  Corporate Class                                                471,719,805        53,962,081
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,311,713,272       213,575,578
==============================================================================================
    Net increase in net assets                                 1,311,713,272       213,575,578
==============================================================================================

NET ASSETS:

  Beginning of year                                            6,588,245,783     6,374,670,205
==============================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $7,899,959,055    $6,588,245,783
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

SHORT-TERM INVESTMENTS TRUST

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $5,409,562.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $740,594.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $1,073,948.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,621,404, $1,092,613, $880,153, $508,637,
$590,873 and $64,794, respectively, after FMC waived Plan fees of $1,080,936, $397,314, $220,038, $76,003, $147,719 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

SHORT-TERM INVESTMENTS TRUST

    During the year ended August 31, 2006, the Fund paid legal fees of $31,632 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                   2006              2005
----------------------------------------------------------------------------------------------
Distributions paid from ordinary income                        $343,224,083      $178,072,841
______________________________________________________________________________________________
==============================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                      2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                    $    1,610,921
--------------------------------------------------------------------------------
Temporary book/tax differences                                         (831,673)
--------------------------------------------------------------------------------
Capital loss carryforward                                                (3,933)
--------------------------------------------------------------------------------
Shares of beneficial interest                                     7,899,183,740
================================================================================
  Total net assets                                               $7,899,959,055
________________________________________________________________________________
================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
  Total capital loss carryforward                                  $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

SHORT-TERM INVESTMENTS TRUST

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                     CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                             --------------------------------------------------------------------------
                                           2006(A)                                 2005
                             -----------------------------------    -----------------------------------
                                 SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         33,727,337,322    $ 33,727,337,322     38,044,055,385    $ 38,044,055,385
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                      6,975,212,707       6,975,212,707      3,734,409,091       3,734,409,091
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                      2,420,656,917       2,420,656,917      1,862,479,095       1,862,479,095
-------------------------------------------------------------------------------------------------------
  Cash Management Class        7,143,960,542       7,143,960,542     11,166,697,981      11,166,697,981
-------------------------------------------------------------------------------------------------------
  Reserve Class                  668,911,725         668,911,725        966,008,702         966,008,702
-------------------------------------------------------------------------------------------------------
  Resource Class               1,598,272,098       1,598,272,098        919,164,686         919,164,686
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)           4,332,035,717       4,332,035,717        107,506,448         107,506,448
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             37,481,766          37,481,766         12,876,809          12,876,809
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                         12,775,508          12,775,508          3,625,287           3,625,287
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                          5,098,789           5,098,789          1,784,833           1,784,833
-------------------------------------------------------------------------------------------------------
  Cash Management Class           26,506,712          26,506,712          8,835,534           8,835,534
-------------------------------------------------------------------------------------------------------
  Reserve Class                    1,760,454           1,760,454          1,038,031           1,038,031
-------------------------------------------------------------------------------------------------------
  Resource Class                  10,200,599          10,200,599          2,753,464           2,753,464
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)               5,381,192           5,381,192            281,276             281,276
=======================================================================================================
Reacquired:
  Institutional Class        (33,608,442,463)    (33,608,442,463)   (38,528,687,034)    (38,528,687,034)
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                     (6,953,391,168)     (6,953,391,168)    (3,574,944,644)     (3,574,944,644)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                     (2,289,299,016)     (2,289,299,016)    (1,813,440,126)     (1,813,440,126)
-------------------------------------------------------------------------------------------------------
  Cash Management Class       (6,700,557,554)     (6,700,557,554)   (10,836,543,585)    (10,836,543,585)
-------------------------------------------------------------------------------------------------------
  Reserve Class                 (681,474,775)       (681,474,775)    (1,008,670,902)     (1,008,670,902)
-------------------------------------------------------------------------------------------------------
  Resource Class              (1,555,016,696)     (1,555,016,696)      (801,829,110)       (801,829,110)
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)          (3,865,697,104)     (3,865,697,104)       (53,825,643)        (53,825,643)
=======================================================================================================
                               1,311,713,272    $  1,311,713,272        213,575,578    $    213,575,578
_______________________________________________________________________________________________________
=======================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
       In addition, 13% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

SHORT-TERM INVESTMENTS TRUST


NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESERVE CLASS
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------
                                                               2006          2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $   1.00    $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04          0.02       0.001       0.004        0.01
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities                                 --            --      (0.000)         --       (0.00)
=======================================================================================================================
    Total from investment operations                             0.04          0.02       0.001       0.004        0.01
=======================================================================================================================
Less dividends from net investment income                       (0.04)        (0.02)     (0.001)     (0.004)      (0.01)
=======================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $   1.00    $   1.00    $   1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                  3.69%         1.63%       0.15%       0.40%       1.19%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $55,892       $66,695    $108,319    $103,681    $146,505
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)      0.99%       0.99%       0.97%       0.90%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.19%(b)      1.19%       1.19%       1.18%       1.14%
=======================================================================================================================
Ratio of net investment income to average net assets             3.66%(b)      1.61%       0.14%       0.41%       1.25%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $58,463,969.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-27.87%

FEDERAL FARM CREDIT BANK-2.67%

Floating Rate Bonds,
  5.26%(a)                                     08/01/07   $    90,000    $   89,984,034
=======================================================================================

FEDERAL HOME LOAN BANK (FHLB)-4.54%

Unsec. Bonds,
  4.95%                                        09/29/06        18,980        18,980,000
---------------------------------------------------------------------------------------
  5.00%                                        09/29/06        20,000        20,000,000
---------------------------------------------------------------------------------------
  5.55%                                        08/08/07        44,000        43,991,756
---------------------------------------------------------------------------------------
  5.51%                                        09/05/07        45,000        45,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                                        12/20/06        25,000        24,907,587
=======================================================================================
                                                                            152,879,343
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-10.10%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs., 5.33%(b)(c)                           10/15/45        11,903        11,903,841
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(d)
  4.80%                                        09/19/06        40,000        39,904,000
---------------------------------------------------------------------------------------
  4.58%                                        10/23/06        30,000        29,801,533
---------------------------------------------------------------------------------------
  5.01%                                        11/14/06        50,600        50,078,904
---------------------------------------------------------------------------------------
  4.75%                                        12/15/06        11,839        11,674,981
---------------------------------------------------------------------------------------
  4.73%                                        12/29/06        25,000        24,609,035
---------------------------------------------------------------------------------------
  5.02%                                        01/18/07        30,000        29,418,285
---------------------------------------------------------------------------------------
  4.98%                                        04/17/07        20,000        19,369,200
---------------------------------------------------------------------------------------
  4.99%                                        05/01/07        25,000        24,161,403
---------------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.18%(a)                                     09/27/07        75,000        74,959,462
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07        25,000        24,678,243
=======================================================================================
                                                                            340,558,887
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-10.38%

Unsec. Disc. Notes,(d)
  4.47%                                        09/01/06   $    20,000    $   20,000,000
---------------------------------------------------------------------------------------
  4.77%                                        09/13/06        33,333        33,280,000
---------------------------------------------------------------------------------------
  4.96%                                        10/04/06        17,924        17,842,588
---------------------------------------------------------------------------------------
  4.93%                                        10/11/06        30,000        29,835,667
---------------------------------------------------------------------------------------
  4.99%                                        10/25/06        40,000        39,700,540
---------------------------------------------------------------------------------------
  4.54%                                        10/27/06        50,000        49,646,889
---------------------------------------------------------------------------------------
  5.10%                                        11/22/06        25,000        24,709,583
---------------------------------------------------------------------------------------
  5.26%                                        01/17/07        40,000        39,194,080
---------------------------------------------------------------------------------------
  5.10%                                        02/23/07        62,400        60,852,699
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.55%                                        01/12/07        35,000        34,782,138
=======================================================================================
                                                                            349,844,184
=======================================================================================

OVERSEAS PRIVATE
  INVESTMENT CORP.-0.18%

Gtd. Floating Rate Notes, 5.31%(b)(c)          11/21/07         6,157         6,157,000
=======================================================================================
TOTAL INVESTMENTS
  (excluding Repurchase Agreements)-27.87%
  (Cost $939,423,448)                                                       939,423,448
=======================================================================================

                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-73.83%(E)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                              150,022,196       150,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $656,381,668 (collateralized by U.S.
  Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                              389,877,385       389,820,319
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement with
  no specific maturity date (collateralized
  by U.S. Government obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%(f)                                              --       100,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $225,032,938 (collateralized by U.S.
  Government obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%, 09/01/06                              $150,021,958   $  150,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $700,102,472 (collateralized
  by U.S. Government obligations valued at
  $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                              500,073,194       500,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $400,058,556 (collateralized
  by U.S. Government obligations valued at
  $408,004,601; 0%, 11/29/06-06/23/33)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $150,022,000 (collateralized
  by U.S. Government obligations valued at
  $153,000,046; 0%-5.25%, 09/11/06-08/25/16)
  5.28%, 09/01/06                              149,021,853       149,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $275,040,257 (collateralized by U.S.
  Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,800; 3.63%-7.25%, 01/15/10-
  02/15/26)
  5.27%, 09/01/06                              $150,021,958   $  150,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-
  07/15/16)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                              150,021,958       150,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,488,820,319)                                          2,488,820,319
============================================================================
TOTAL INVESTMENTS-101.70% (Cost
  $3,428,243,767)(g)                                           3,428,243,767
============================================================================
OTHER ASSETS LESS LIABILITIES-(1.70)%                            (57,042,907)
============================================================================
NET ASSETS-100.00%                                            $3,371,200,860
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(b) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(c) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) Principal amount equals value at period end. See Note 1I.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $939,423,448)                         $  939,423,448
------------------------------------------------------------
Repurchase agreements (cost $2,488,820,319)    2,488,820,319
============================================================
    Total investments (cost $3,428,243,767)    3,428,243,767
============================================================
Receivables for:
  Interest                                         2,598,322
------------------------------------------------------------
  Fund expenses absorbed                              28,681
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                93,625
------------------------------------------------------------
Other assets                                          89,164
============================================================
    Total assets                               3,431,053,559
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                10,934
------------------------------------------------------------
  Investments Purchased                           45,000,000
------------------------------------------------------------
  Dividends                                       14,244,713
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 234,684
------------------------------------------------------------
Accrued distribution fees                            247,264
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             8,900
------------------------------------------------------------
Accrued transfer agent fees                           25,695
------------------------------------------------------------
Accrued operating expenses                            80,509
============================================================
    Total liabilities                             59,852,699
============================================================
Net assets applicable to shares outstanding   $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,370,981,865
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (24,788)
============================================================
                                              $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,812,270,809
____________________________________________________________
============================================================
Private Investment Class                      $  518,524,077
____________________________________________________________
============================================================
Personal Investment Class                     $   39,599,480
____________________________________________________________
============================================================
Cash Management Class                         $  656,356,304
____________________________________________________________
============================================================
Reserve Class                                 $   21,888,985
____________________________________________________________
============================================================
Resource Class                                $  293,839,460
____________________________________________________________
============================================================
Corporate Class                               $   28,721,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,812,179,753
____________________________________________________________
============================================================
Private Investment Class                         518,491,964
____________________________________________________________
============================================================
Personal Investment Class                         39,597,170
____________________________________________________________
============================================================
Cash Management Class                            656,322,316
____________________________________________________________
============================================================
Reserve Class                                     21,888,198
____________________________________________________________
============================================================
Resource Class                                   293,818,282
____________________________________________________________
============================================================
Corporate Class                                   28,719,414
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $123,802,178
==========================================================================

EXPENSES:

Advisory fees                                                    2,711,936
--------------------------------------------------------------------------
Administrative services fees                                       562,552
--------------------------------------------------------------------------
Custodian fees                                                     121,165
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,987,864
--------------------------------------------------------------------------
  Personal Investment Class                                        230,945
--------------------------------------------------------------------------
  Cash Management Class                                            512,952
--------------------------------------------------------------------------
  Reserve Class                                                    132,971
--------------------------------------------------------------------------
  Resource Class                                                   520,086
--------------------------------------------------------------------------
  Corporate Class                                                   16,074
--------------------------------------------------------------------------
Transfer agent fees                                                372,957
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           84,307
--------------------------------------------------------------------------
Other                                                              387,274
==========================================================================
    Total expenses                                               8,641,083
==========================================================================
Less: Fees waived                                               (2,464,826)
==========================================================================
    Net expenses                                                 6,176,257
==========================================================================
Net investment income                                          117,625,921
==========================================================================
Net realized gain from investment securities                        97,483
==========================================================================
Net increase in net assets resulting from operations          $117,723,404
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  117,625,921    $   55,764,937
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 97,483           (37,066)
==============================================================================================
      Net increase in net assets resulting from operations       117,723,404        55,727,871
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (56,268,054)      (22,319,218)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (24,157,022)      (13,383,231)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,160,527)         (698,157)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (22,175,375)      (14,529,788)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (482,054)          (67,283)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (11,101,166)       (4,673,075)
----------------------------------------------------------------------------------------------
  Corporate Class                                                 (2,281,723)          (94,185)
==============================================================================================
      Decrease in net assets resulting from distributions       (117,625,921)      (55,764,937)
==============================================================================================
Share transactions-net:
  Institutional Class                                            812,699,419      (272,301,911)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (232,324,616)      265,863,759
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        1,573,809         8,877,849
----------------------------------------------------------------------------------------------
  Cash Management Class                                            2,952,181      (351,630,856)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   17,248,290         1,801,483
----------------------------------------------------------------------------------------------
  Resource Class                                                  63,096,684      (156,429,026)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (33,288,657)       62,008,071
==============================================================================================
      Net increase (decrease) in net assets resulting from
       share transactions                                        631,957,110      (441,810,631)
==============================================================================================
      Net increase (decrease) in net assets                      632,054,593      (441,847,697)
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,739,146,267     3,180,993,964
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $3,371,200,860    $2,739,146,267
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

GOVERNMENT & AGENCY PORTFOLIO

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $984,201.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $562,552.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $373,275.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,792,718, $169,360, $410,361, $115,685,
$416,069 and $16,074, respectively, after FMC waived Plan fees of $1,195,146, $61,585, $102,591, $17,286, $104,017 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $13,025 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006           2005
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $117,625,921    $55,764,937
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      441,780
------------------------------------------------------------------------------
Temporary book/tax differences                                        (197,997)
------------------------------------------------------------------------------
Capital loss carryforward                                              (24,788)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,370,981,865
==============================================================================
  Total net assets                                              $3,371,200,860
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $97,483 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                    $24,788
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(A)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   16,058,832,080    $ 16,058,832,080     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,687,385,407       3,687,385,407      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                440,728,475         440,728,475        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,510,878,505       4,510,878,505      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            181,101,639         181,101,639         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,873,275,386       1,873,275,386      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       781,406,999         781,406,999        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,325,587          27,325,587          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  11,291,023          11,291,023          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    144,526             144,526             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     19,227,328          19,227,328         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                396,053             396,053             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,870,086           4,870,086          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,950,622           1,950,622              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                  (15,273,458,248)    (15,273,458,248)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,931,001,046)     (3,931,001,046)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (439,299,192)       (439,299,192)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,527,153,652)     (4,527,153,652)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (164,249,402)       (164,249,402)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,815,048,788)     (1,815,048,788)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (816,646,278)       (816,646,278)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           631,957,110    $    631,957,110       (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 23% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially. In addition, 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 RESERVE CLASS
                                                              ----------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------
                                                               2006          2005      2004       2003       2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $ 1.00    $  1.00    $  1.00    $ 1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04         0.02      0.002      0.004      0.01
------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                      0.00        (0.00)    (0.000)     0.000      0.00
==================================================================================================================
    Total from investment operations                             0.04         0.02      0.002      0.004      0.01
==================================================================================================================
Less dividends from net investment income                       (0.04)       (0.02)    (0.002)    (0.004)    (0.01)
==================================================================================================================
Net asset value, end of period                                $  1.00       $ 1.00    $  1.00    $  1.00    $ 1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                                  3.59%        1.56%      0.15%      0.43%     1.27%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $21,889       $4,640    $ 2,839    $ 4,166    $7,882
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(b)     0.99%      0.99%      0.98%     0.92%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.16%(b)     1.17%      1.15%      1.15%     1.15%
==================================================================================================================
Ratio of net investment income to average net assets             3.58%(b)     1.55%      0.16%      0.42%     1.21%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $13,297,145.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS
August 31, 2006

                                    PRINCIPAL
                                      AMOUNT
                       MATURITY       (000)            VALUE
-----------------------------------------------------------------
U.S. TREASURY SECURITIES-20.29%

U.S. TREASURY BILLS-18.40%(A)

4.62%                  09/07/06    $     50,000    $   49,961,533
-----------------------------------------------------------------
5.05%                  09/14/06         150,000       149,726,459
-----------------------------------------------------------------
4.73%                  10/19/06         100,000        99,369,867
-----------------------------------------------------------------
4.75%                  10/19/06         100,000        99,367,066
-----------------------------------------------------------------
4.76%                  10/26/06         100,000        99,273,542
-----------------------------------------------------------------
4.80%                  11/16/06         175,000       173,228,514
-----------------------------------------------------------------
4.80%                  11/24/06         200,000       197,760,000
-----------------------------------------------------------------
4.92%                  02/08/07         100,000        97,813,333
=================================================================
                                                      966,500,314
=================================================================

U.S. TREASURY
  NOTES-1.89%

2.63%                  11/15/06         100,000        99,535,013
=================================================================
    Total U.S.
      Treasury
      Securities
      (Cost
      $1,066,035,327)                               1,066,035,327
=================================================================
TOTAL INVESTMENTS
  (excluding
  Repurchase
  Agreements)-20.29%
  (Cost
  $1,066,035,327)                                   1,066,035,327
=================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-81.97%(B)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259;
  4.50%-8.13%, 08/15/21-02/15/36)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $256,902,320;
  0%-10.63%, 11/15/06-02/15/19)
  5.24%, 09/01/06                              $250,036,389   $  250,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $103,064,859;
  0%-12.50%, 11/30/06-02/15/25)
  5.24%(c)                                              --       100,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/27)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $102,006,137;
  0%-3.63%, 02/01/07-05/15/13)
  5.24%, 09/01/06                              100,014,556       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dates 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066;
  3.88%-12.00%, 08/15/07-08/15/13)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/06, (collateralized by U.S.
  Treasury obligations valued at
  $510,002,799; 0%, 09/15/06-11/15/27)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturity value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28)
  5.24%, 09/01/06                              240,034,934       240,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                              $240,034,667   $  240,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/06, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,991;
  2.00%-4.75%, 03/31/11-01/15/26)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury obligations valued at
  $510,002,402; 4.38%-12.00%,
  11/15/08-08/15/13)
  5.23%, 09/01/06                              $455,380,580   $  455,314,433
============================================================================
    Total Repurchase Agreements (Cost
      $4,305,314,433)                                          4,305,314,433
============================================================================
TOTAL INVESTMENTS-102.26%
  (Cost $5,371,349,760)                                        5,371,349,760
============================================================================
OTHER ASSETS LESS LIABILITIES-(2.26)%                           (118,881,661)
============================================================================
NET ASSETS-100.00%                                            $5,252,468,099
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1I.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,066,035,327)  $1,066,035,327
------------------------------------------------------------
Repurchase agreements (cost $4,305,314,433)    4,305,314,433
============================================================
    Total investments (cost $5,371,349,760)    5,371,349,760
============================================================
Interest receivable                                1,403,516
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               265,935
------------------------------------------------------------
Other assets                                          81,529
============================================================
    Total assets                               5,373,100,740
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           97,813,333
------------------------------------------------------------
  Dividends                                       21,190,061
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 693,931
------------------------------------------------------------
Accrued distribution fees                            611,323
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,968
------------------------------------------------------------
Accrued transfer agent fees                           55,398
------------------------------------------------------------
Accrued operating expenses                           255,627
============================================================
    Total liabilities                            120,632,641
============================================================
Net assets applicable to shares outstanding   $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,252,312,884
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (152,503)
============================================================
                                              $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,790,296
____________________________________________________________
============================================================
Private Investment Class                      $  972,350,272
____________________________________________________________
============================================================
Personal Investment Class                     $  332,351,447
____________________________________________________________
============================================================
Cash Management Class                         $1,357,546,547
____________________________________________________________
============================================================
Reserve Class                                 $  133,700,157
____________________________________________________________
============================================================
Resource Class                                $  352,874,293
____________________________________________________________
============================================================
Corporate Class                               $    1,855,087
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,101,645,611
____________________________________________________________
============================================================
Private Investment Class                         972,418,026
____________________________________________________________
============================================================
Personal Investment Class                        332,336,816
____________________________________________________________
============================================================
Cash Management Class                          1,357,469,520
____________________________________________________________
============================================================
Reserve Class                                    133,692,677
____________________________________________________________
============================================================
Resource Class                                   352,884,577
____________________________________________________________
============================================================
Corporate Class                                    1,855,213
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $225,852,036
==========================================================================

EXPENSES:

Advisory fees                                                    7,714,862
--------------------------------------------------------------------------
Administrative services fees                                       664,297
--------------------------------------------------------------------------
Custodian fees                                                     241,765
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,991,618
--------------------------------------------------------------------------
  Personal Investment Class                                      2,041,907
--------------------------------------------------------------------------
  Cash Management Class                                          1,780,015
--------------------------------------------------------------------------
  Reserve Class                                                    953,280
--------------------------------------------------------------------------
  Resource Class                                                   658,810
--------------------------------------------------------------------------
  Corporate Class                                                    1,939
--------------------------------------------------------------------------
Transfer agent fees                                                742,011
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          153,678
--------------------------------------------------------------------------
Other                                                              543,391
==========================================================================
    Total expenses                                              19,487,573
==========================================================================
Less: Fees waived                                               (6,635,189)
==========================================================================
    Net expenses                                                12,852,384
==========================================================================
Net investment income                                          212,999,652
==========================================================================
Net realized gain (loss) from investment securities               (152,503)
==========================================================================
Net increase in net assets resulting from operations          $212,847,149
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006             2005
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  212,999,652   $  115,795,935
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               (152,503)          31,521
=============================================================================================
    Net increase in net assets resulting from operations         212,847,149      115,827,456
=============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (79,707,716)     (52,142,881)
---------------------------------------------------------------------------------------------
  Private Investment Class                                       (32,061,314)     (16,250,959)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,237,180)      (4,948,434)
---------------------------------------------------------------------------------------------
  Cash Management Class                                          (73,667,977)     (33,930,310)
---------------------------------------------------------------------------------------------
  Reserve Class                                                   (3,292,187)      (1,110,520)
---------------------------------------------------------------------------------------------
  Resource Class                                                 (13,748,086)      (7,410,332)
---------------------------------------------------------------------------------------------
  Corporate Class                                                   (285,192)          (2,499)
=============================================================================================
    Total distributions from net investment income              (212,999,652)    (115,795,935)
=============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                     --         (122,918)
---------------------------------------------------------------------------------------------
  Private Investment Class                                                --          (42,124)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                               --          (15,521)
---------------------------------------------------------------------------------------------
  Cash Management Class                                                   --          (61,119)
---------------------------------------------------------------------------------------------
  Reserve Class                                                           --           (9,854)
---------------------------------------------------------------------------------------------
  Resource Class                                                          --          (17,160)
=============================================================================================
    Total distributions from net realized gains                           --         (268,696)
=============================================================================================
    Decrease in net assets resulting from distributions         (212,999,652)    (116,064,631)
=============================================================================================
Share transactions-net:

  Institutional Class                                                703,777     (463,265,791)
---------------------------------------------------------------------------------------------
  Private Investment Class                                      (256,870,746)     420,439,840
---------------------------------------------------------------------------------------------
  Personal Investment Class                                       58,898,939      (30,746,235)
---------------------------------------------------------------------------------------------
  Cash Management Class                                         (423,088,691)     553,903,903
---------------------------------------------------------------------------------------------
  Reserve Class                                                   56,501,483       (2,763,604)
---------------------------------------------------------------------------------------------
  Resource Class                                                  51,709,221      (36,607,043)
---------------------------------------------------------------------------------------------
  Corporate Class                                                    985,905          869,308
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (511,160,112)     441,830,378
=============================================================================================
    Net increase (decrease) in net assets                       (511,312,615)     441,593,203
=============================================================================================

NET ASSETS:

  Beginning of year                                            5,763,780,714    5,322,187,511
=============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $307,718, respectively)                   $5,252,468,099   $5,763,780,714
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

TREASURY PORTFOLIO

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $3,882,342.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $664,297.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $742,162.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,394,971, $1,497,398, $1,424,012, $829,354,
$527,048 and $1,939, respectively, after FMC waived Plan fees of $1,596,647, $544,509, $356,003, $123,926, $131,762 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $23,334 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

TREASURY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $212,999,652    $116,064,631
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      926,807
------------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments                  (32,889)
------------------------------------------------------------------------------
Temporary book/tax differences                                        (606,317)
------------------------------------------------------------------------------
Post-October capital loss deferral                                    (132,386)
------------------------------------------------------------------------------
Shares of beneficial interest                                    5,252,312,884
==============================================================================
  Total net assets                                              $5,252,468,099
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--INVESTMENT SECURITIES

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        $(32,889)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,371,382,649.

TREASURY PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(A)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,164,736,779    $ 11,164,736,779     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              10,087,977,495      10,087,977,495      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,669,456,601       2,669,456,601      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 14,598,028,830      14,598,028,830     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            776,453,630         776,453,630        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,194,184,327       2,194,184,327      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       509,532,924         509,532,924          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       19,112,464          19,112,464         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,301,938           5,301,938          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  7,644,477           7,644,477          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,165,171          11,165,171          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,605,795           2,605,795            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,481,440           7,481,440          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           277,521             277,521                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (11,183,145,466)    (11,183,145,466)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (10,350,150,179)    (10,350,150,179)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,618,202,139)     (2,618,202,139)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (15,032,282,692)    (15,032,282,692)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (722,557,942)       (722,557,942)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,149,956,546)     (2,149,956,546)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (508,824,540)       (508,824,540)          (900,000)           (900,000)
=================================================================================================================================
                                                          (511,160,112)   $   (511,160,112)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 38% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

TREASURY PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESERVE CLASS
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------
                                                                2006          2005       2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $  1.00    $  1.00    $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.03          0.01      0.002       0.004        0.01
-----------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                       0.00          0.00      0.000      (0.000)       0.00
=======================================================================================================================
    Total from investment operations                              0.03          0.01      0.002       0.004        0.01
=======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.03)        (0.01)    (0.002)     (0.004)      (0.01)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.00)    (0.000)         --          --
=======================================================================================================================
    Total distributions                                          (0.03)        (0.01)    (0.002)     (0.004)      (0.01)
=======================================================================================================================
Net asset value, end of period                                $   1.00       $  1.00    $  1.00    $   1.00    $   1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                   3.47%         1.48%      0.11%       0.41%       1.26%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $133,700       $77,702    $79,975    $119,660    $162,819
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.99%(b)      0.99%      0.98%       0.97%       0.90%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.20%(b)      1.20%      1.19%       1.19%       1.15%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets              3.40%(b)      1.46%      0.09%       0.41%       1.22%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $95,327,986.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.28%

FEDERAL FARM CREDIT BANK-9.78%

Disc. Notes, 5.15%(a)                          10/16/06    $ 9,930    $  9,866,138
----------------------------------------------------------------------------------
Floating Rate Bonds, 5.26%(b)                  08/01/07      9,000       8,998,403
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.30%(b)           03/01/07      4,050       4,050,235
==================================================================================
                                                                        22,914,776
==================================================================================
FEDERAL HOME LOAN BANK (FHLB)-90.50%

Unsec. Bonds,
  4.95%                                        09/29/06      5,000       5,000,000
----------------------------------------------------------------------------------
  5.55%                                        08/08/07      5,500       5,498,970
----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  4.98%(c)                                     09/01/06     76,689      76,689,000
----------------------------------------------------------------------------------
  5.13%                                        09/07/06     65,000      64,944,425
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,123,327
----------------------------------------------------------------------------------
  4.17%                                        10/18/06      5,000       4,967,792
----------------------------------------------------------------------------------
  5.14%                                        10/27/06     20,000      19,840,089
----------------------------------------------------------------------------------
  5.14%                                        11/17/06     10,000       9,890,061
----------------------------------------------------------------------------------
  5.08%                                        11/30/06     10,000       9,873,000
----------------------------------------------------------------------------------
  5.14%                                        12/29/06      5,300       5,209,950
----------------------------------------------------------------------------------
Unsec. Global Bonds, 3.88%                     12/20/06      5,000       4,981,517
==================================================================================
                                                                       212,018,131
==================================================================================
TOTAL INVESTMENTS-100.28% (Cost
  $234,932,907)(d)                                                     234,932,907
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.28)%                                     (661,047)
==================================================================================
NET ASSETS-100.00%                                                    $234,271,860
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $234,932,907)      $234,932,907
-----------------------------------------------------------
Cash                                                 10,822
-----------------------------------------------------------
Interest receivable                                 222,904
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               57,723
-----------------------------------------------------------
Other assets                                         56,335
===========================================================
    Total assets                                235,280,691
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         840,272
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 78,681
-----------------------------------------------------------
Accrued distribution fees                            23,543
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,011
-----------------------------------------------------------
Accrued transfer agent fees                           1,356
-----------------------------------------------------------
Accrued operating expenses                           61,968
===========================================================
    Total liabilities                             1,008,831
===========================================================
Net assets applicable to shares outstanding    $234,271,860
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $234,267,766
-----------------------------------------------------------
Undistributed net investment income                   3,895
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 199
===========================================================
                                               $234,271,860
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 80,103,992
___________________________________________________________
===========================================================
Private Investment Class                       $ 89,063,451
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,542,673
___________________________________________________________
===========================================================
Cash Management Class                          $ 32,251,234
___________________________________________________________
===========================================================
Reserve Class                                  $    437,741
___________________________________________________________
===========================================================
Resource Class                                 $ 25,859,492
___________________________________________________________
===========================================================
Corporate Class                                $     13,277
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              80,076,405
___________________________________________________________
===========================================================
Private Investment Class                         89,088,588
___________________________________________________________
===========================================================
Personal Investment Class                         6,544,715
___________________________________________________________
===========================================================
Cash Management Class                            32,249,130
___________________________________________________________
===========================================================
Reserve Class                                       437,737
___________________________________________________________
===========================================================
Resource Class                                   25,861,300
___________________________________________________________
===========================================================
Corporate Class                                      13,277
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $8,573,756
========================================================================

EXPENSES:

Advisory fees                                                    387,171
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     8,870
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       243,080
------------------------------------------------------------------------
  Personal Investment Class                                       53,769
------------------------------------------------------------------------
  Cash Management Class                                           31,300
------------------------------------------------------------------------
  Reserve Class                                                    3,748
------------------------------------------------------------------------
  Resource Class                                                  30,415
------------------------------------------------------------------------
  Corporate Class                                                      4
------------------------------------------------------------------------
Transfer agent fees                                               27,215
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         21,617
------------------------------------------------------------------------
Registration and filing fees                                      76,377
------------------------------------------------------------------------
Professional services fees                                        51,578
------------------------------------------------------------------------
Other                                                             87,459
========================================================================
    Total expenses                                             1,072,603
========================================================================
Less: Fees waived and expenses reimbursed                       (624,760)
========================================================================
    Net expenses                                                 447,843
========================================================================
Net investment income                                          8,125,913
========================================================================
Net realized gain from investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $8,126,112
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                  2006            2005
-------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  8,125,913    $   3,500,939
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         199              365
===========================================================================================
    Net increase in net assets resulting from operations         8,126,112        3,501,304
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (3,881,519)      (1,311,658)
-------------------------------------------------------------------------------------------
  Private Investment Class                                      (1,968,335)      (1,414,678)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       (272,300)        (116,255)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (1,317,568)        (376,931)
-------------------------------------------------------------------------------------------
  Reserve Class                                                    (14,402)              (6)
-------------------------------------------------------------------------------------------
  Resource Class                                                  (671,100)        (281,411)
-------------------------------------------------------------------------------------------
  Corporate Class                                                     (689)              --
===========================================================================================
    Decrease in net assets resulting from distributions         (8,125,913)      (3,500,939)
===========================================================================================
Share transactions-net:
  Institutional Class                                           (2,740,748)      26,652,677
-------------------------------------------------------------------------------------------
  Private Investment Class                                      19,786,317     (207,122,742)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        935,372         (479,457)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (2,403,078)      29,580,995
-------------------------------------------------------------------------------------------
  Reserve Class                                                    437,737               (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                18,953,780       (3,650,876)
-------------------------------------------------------------------------------------------
  Corporate Class                                                   13,277               --
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         34,982,657     (155,019,404)
===========================================================================================
    Net increase in net assets                                  34,982,856     (155,019,039)
===========================================================================================

NET ASSETS:

  Beginning of year                                            199,289,004      354,308,043
===========================================================================================
  End of year (including undistributed net investment income
    of $3,895 and $3,530, respectively)                       $234,271,860    $ 199,289,004
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $387,171 and reimbursed expenses of $88,880.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $26,828.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $121,540, $39,430, $25,040, $3,261, $24,332 and $4, respectively, after FMC waived Plan fees of $121,540, $14,339, $6,260, $487, $6,083 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $4,345 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                 2006          2005
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $8,125,913    $3,500,939
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $     73,469
----------------------------------------------------------------------------
Temporary book/tax differences                                       (69,375)
----------------------------------------------------------------------------
Shares of beneficial interest                                    234,267,766
============================================================================
  Total net assets                                              $234,271,860
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment distributions on August 31, 2006, undistributed net investment income was increased by $365 and undistributed net realized gain was decreased by $365. This reclassification had no effect on the net assets of the Fund.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                          2006(A)                             2005
                                                              --------------------------------    -----------------------------
                                                                  SHARES            AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,709,809,863    $1,709,809,863     636,405,085    $ 636,405,085
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       310,455,808       310,455,808     395,039,783      395,039,783
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       33,847,841        33,847,841      29,626,154       29,626,154
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          202,464,002       202,464,002     100,732,765      100,732,765
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    4,641,062         4,641,062          46,969           46,969
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  33,886,629        33,886,629      72,172,246       72,172,246
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 274,396           274,396              --               --
===============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              2,492,496         2,492,496         352,603          352,603
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           634,380           634,380         403,335          403,335
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            7,586             7,586           3,349            3,349
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            1,290,496         1,290,496         258,777          258,777
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        6,631             6,631              --               --
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     354,912           354,912         266,396          266,396
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                     590               590              --               --
===============================================================================================================================
Reacquired:
  Institutional Class                                         (1,715,043,107)   (1,715,043,107)   (610,105,011)    (610,105,011)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (291,303,871)     (291,303,871)   (602,565,860)    (602,565,860)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (32,920,055)      (32,920,055)    (30,108,960)     (30,108,960)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (206,157,576)     (206,157,576)    (71,410,547)     (71,410,547)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (4,209,956)       (4,209,956)        (46,970)         (46,970)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 (15,287,761)      (15,287,761)    (76,089,518)     (76,089,518)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                (261,709)         (261,709)             --               --
===============================================================================================================================
                                                                  34,982,657    $   34,982,657    (155,019,404)   $(155,019,404)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 79% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               RESERVE CLASS
                                                              ------------------------------------------------
                                                                                                 JUNE 23, 2003
                                                                                                  (DATE SALES
                                                                   YEAR ENDED AUGUST 31,         COMMENCED) TO
                                                              -------------------------------     AUGUST 31,
                                                               2006          2005      2004          2003
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $1.00     $  1.00       $  1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.03        0.01       0.002(a)      0.004
--------------------------------------------------------------------------------------------------------------
  Net gains on securities                                        0.00        0.00       0.000         0.000
==============================================================================================================
    Total from investment operation                              0.03        0.01       0.002         0.004
==============================================================================================================
Less distributions:
  Dividends from net investment income                          (0.03)      (0.01)     (0.002)       (0.004)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --          --      (0.000)       (0.000)
==============================================================================================================
    Total distributions                                         (0.03)      (0.01)     (0.002)       (0.004)
==============================================================================================================
Net asset value, end of period                                $  1.00       $1.00     $  1.00       $  1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                  3.51%       1.50%       0.15%         0.44%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   438       $   0     $     1       $15,794
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(c)    0.99%       0.92%         0.93%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.37%(c)    1.41%       1.33%         1.32%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to average net assets             3.44%(c)    1.53%       0.18%         0.41%(d)
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $374,821.
(d)  Annualized.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.


    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:


    - that the defendants permitted improper market timing and related activity in the AIM Funds;




    - that certain AIM Funds inadequately employed fair value pricing;




    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and




    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).




    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.


    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.


    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Reserve Class
Shareholders of Short-Term Investments Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2006, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Reserve Class financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 24, 2006
Houston, Texas

SHORT-TERM INVESTMENTS TRUST

TAX DISCLOSURES
LIQUID ASSETS PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended August 31, 2006, the Fund designates 92.49%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.
STIC PRIME PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.55%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.99%, 100.00%, 100.00% and 100.00%, respectively.
GOVERNMENT & AGENCY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of the dividend distributions as qualified dividend income.

  Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.65%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of these amounts.

    The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005 February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.
TREASURY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 28.78% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.59%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006, are 100%, 100%, 100% and 100%, respectively.
GOVERNMENT TAXADVANTAGE PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.52% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended August 31, 2006, the Fund designates 99.15%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.97%, 99.97%, 99.97% and 99.98%, respectively.

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1977           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee and Executive Vice                      President, A I M Management Group Inc.,
  President                                       AIM Mutual Fund Dealer Inc., AIM Funds
                                                  Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1981           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                                                                    Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

SHORT-TERM INVESTMENTS TRUST



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        1989           Director of Cash Management, Managing     N/A
  President and Principal                         Director and Chief Cash Management
  Executive Officer                               Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


AIMinvestments.com                    STIT-AR-7          Fund Management Company


[YOUR GOALS. OUR SOLUTIONS.]                  [AIM INVESTMENT LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

                                                                  RESOURCE CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                   Government & Agency Portfolio
                                                              Treasury Portfolio
                                              Government Tax Advantage Portfolio

                                                                 AUGUST 31, 2006
                                                                   ANNUAL REPORT


                                 [COVER IMAGE]


ANNUAL

==============================================
INSIDE THIS REPORT

Letter to Shareholders ......................1

Fund Data ...................................2

Fund Objectives and Strategies ..............2

Fund Composition by Maturity ................3

Letter from Independent
Chairman of Board of Trustees ...............4

Calculating Your Ongoing Fund Expenses ......5

Approval of Investment Advisory Agreement ...6

Financial Pages:
  Liquid Assets ............................10
  STIC Prime ...............................31
  Government & Agency ......................44
  Treasury .................................54
  Government TaxAdvantage ..................64

Auditor's Report ...........................74

Tax Disclosures ............................75

Trustees and Officers ......................77
==============================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

SHORT-TERM INVESTMENTS TRUST


                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Resource Class of Short-Term Investments Trust, part of
     [KELLEY        AIM Cash Management, for the fiscal year ended August 31,
      PHOTO]        2006. Thank you for investing with us.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, each Fund continued to provide competitive
 KAREN DUNN KELLEY  returns. Each Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

                       Each Fund also continued to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy continued to expand throughout the fiscal year, albeit unevenly. U.S. Gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 4.2% in the third quarter of 2005, slowing to 1.8% in the fourth quarter--reflecting the effects of widespread hurricane damage along the U.S. Gulf Coast. GDP snapped back in the first quarter of 2006, rising at an exceptionally strong annualized rate of 5.6% before slowing to 2.6% in the second quarter.

   In response to robust economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) continued its two-year tightening campaign. In seven separate, 25 basis point (0.25%) moves, the Fed raised the federal funds target rate from 3.50% at the beginning of the fiscal year to 5.25% at its close. The Fed halted its tightening campaign in early August 2006, when it voted to keep the federal funds target rate unchanged.

   Increases in this influential interest rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities. Yields for your Fund appear on page 2 of this report. At the close of the fiscal year, there was widespread uncertainty about the direction of the U.S. economy. That was among the reasons that the Treasury yield curve was slightly inverted, with three-month Treasury securities yielding 5.04% and 30-year Treasury bonds yielding 4.88%.

IN CONCLUSION

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Short-Term Investments Trust. Bob, who was one of the three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation as being one of the most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Short-Term Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

   All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/ KAREN DUNN KELLEY
----------------------------------
Karen Dunn Kelley
President, Fund Management Company
October 18, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

SHORT-TERM INVESTMENTS TRUST

================================================================================

FUND DATA

   RESOURCE CLASS DATA AS OF 8/31/06

   FUND                                                        YIELDS              WEIGHTED AVERAGE MATURITY        NET ASSETS
                                                       7-DAY            MONTHLY    RANGE DURING    AT FISCAL
                                                     SEC YIELD           YIELD      FISCAL YEAR     YEAR-END
   Liquid Assets                                       5.03%             5.02%      21-40 days      40 days        $1.08 billion
   STIC Prime                                          5.12              5.11       10-22 days      17 days       325.32 million
   Government & Agency                                 5.00              4.98       20-42 days      29 days       293.83 million
   Treasury                                            4.94              4.92       11-44 days      11 days       352.87 million
   Government TaxAdvantage                             4.93              4.88       13-45 days      31 days        25.85 million

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses.
   Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

====================================================================================================================================

====================================================================================================================================

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                            TREASURY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of        Treasury Portfolio seeks to maximize current income consistent
current income as is consistent with the preservation of           with the preservation of capital and the maintenance of
capital and liquidity.                                             liquidity.

   The Fund invests primarily in short-term money market              The Fund invests in direct obligations of the U.S. Treasury
instruments that blend top-tier, high quality U.S.                 and repurchase agreements backed by Treasury obligations.
dollar-denominated obligations, which include commercial paper,    Securities purchased by the Fund have maturities of 397 days or
certificates of deposit, master and promissory notes, municipal    less.
securities and repurchase agreements.
                                                                   GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC PRIME PORTFOLIO
                                                                   Government TaxAdvantage Portfolio seeks to maximize current
STIC Prime Portfolio seeks to maximize current income              income consistent with the preservation of capital and the
consistent with the preservation of capital and the maintenance    maintenance of liquidity.
of liquidity.
                                                                      The Fund may invest in direct obligations of the U.S.
   The Fund invests in high quality U.S. dollar-denominated        Treasury and in U.S. government agency securities with maturities
commercial paper and other commercial instruments with             of 397 days or less. This is intended to provide shareholders
maturities of 60 days or less, including certificates of           with dividends exempt from state and local income taxes in some
deposit, repurchase agreements and master notes.                   jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this Fund than in a fund
GOVERNMENT & AGENCY PORTFOLIO                                      not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for
Government & Agency Portfolio seeks to maximize current income     your particular situation.
consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of
principal and interest by the U.S. government or by its
agencies or instrumentalities, as well as repurchase
agreements secured by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.
====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST

============================================================================       ============================================
FUND COMPOSITION BY MATURITY                                                       FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 8/31/06                                                             IN DAYS, AS OF 8/31/06

                LIQUID         GOVERNMENT                      GOVERNMENT          STIC PRIME PORTFOLIO
                ASSETS         & AGENCY         TREASURY      TAXADVANTAGE
              PORTFOLIO*      PORTFOLIO**       PORTFOLIO      PORTFOLIO**         1-7                                    38.9%

1-7              45.4%           76.3%            81.1%           66.3%            8-14                                   11.6

8-30             23.2             5.5              2.8             4.3             15-21                                  11.5

31-90            17.8             7.0             14.3            18.7             22-28                                  12.7

91-180            8.8             6.6              1.8             8.4             29-35                                  12.5

181+              4.8             4.6              0.0             2.3             36-42                                   8.0

                                                                                   43-60                                   4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940, as amended.

*  The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.
====================================================================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

SHORT-TERM INVESTMENTS TRUST

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
    [CROCKETT       A I M Advisors, Inc. (AIM) to make certain your interests
      PHOTO]        are being served in terms of fees, performance and
                    operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction. BRUCE L. CROCKETT Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended August 31, 2006. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

   In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

   The seven new AIM funds--which include Asian funds, structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

   Your Board is very pleased with the overall direction and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ BRUCE L. CROCKETT
---------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board

October 18, 2006

*To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this annual report on pages 6-9.

SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over         THE HYPOTHETICAL ACCOUNT VALUES AND
                                             the period. Simply divide your account        EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder in the Resource Class,      value by $1,000 (for example, an $8,600       ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
you incur ongoing costs, including           account value divided by $1,000 = 8.6),       YOU PAID FOR THE PERIOD. YOU MAY USE THIS
management fees, distribution and/or         then multiply the result by the number in     INFORMATION TO COMPARE THE ONGOING COSTS
service fees (12b-1) and other Fund          the table under the heading entitled          OF INVESTING IN A FUND AND OTHER FUNDS.
expenses. This example is intended to        "Actual Expenses Paid During Period" to       TO DO SO, COMPARE THIS 5% HYPOTHETICAL
help you understand your ongoing costs       estimate the expenses you paid on your        EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
(in dollars) of investing in the Funds       account during this period.                   THAT APPEAR IN THE SHAREHOLDER REPORTS OF
and compare these costs with ongoing                                                       THE OTHER FUNDS.
costs of investing in other mutual funds.    HYPOTHETICAL EXAMPLE FOR COMPARISON
The example is based on an investment of     PURPOSES                                      Please note that the expenses shown in
$1,000 invested at the beginning of the                                                    the table are meant to highlight your
period and held for the entire period        The table below also provides information     ongoing costs only. Therefore, the
March 1, 2006, through August 31, 2006.      about hypothetical account values and         hypothetical information is useful in
                                             hypothetical expenses based on each           comparing ongoing costs only, and will
ACTUAL EXPENSES                              Fund's actual expense ratio and an            not help you determine the relative total
                                             assumed rate of return of 5% per year         costs of owning different funds.
The table below provides information         before expenses, which is not a Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table, together with the amount you
invested, to

====================================================================================================================================

                                                                                           HYPOTHETICAL
                                                           ACTUAL              (5% ANNUAL RETURN BEFORE EXPENSES)

                             BEGINNING           ENDING           EXPENSES           ENDING          EXPENSES        ANNUALIZED
                           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE     PAID DURING        EXPENSE
        FUND                  (3/1/06)         (8/31/06)(1)       PERIOD(2)         (8/31/06)        PERIOD(2)          RATIO
Liquid Assets                $1,000.00          $1,024.10           $1.63           $1,023.59          $1.63             0.32%
STIC Prime                    1,000.00           1,024.40            1.43            1,023.79           1.43             0.28
Treasury                      1,000.00           1,023.30            1.43            1,023.79           1.43             0.28
Government & Agency           1,000.00           1,023.80            1.43            1,023.79           1.43             0.28
Government TaxAdvantage       1,000.00           1,023.50            1.43            1,023.79           1.43             0.28

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August 31,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees (the "Board") of       Agreement was appropriate and that AIM        Fund's portfolio management team at this
Short-Term Investments Trust (the            currently is providing services in            time. Although the independent written
"Trust") oversees the management of          accordance with the terms of the Advisory     evaluation of the Fund's Senior Officer
each series portfolio of the Trust (each,    Agreement.                                    (discussed below) only considered Fund
a "Fund") and, as required by law,                                                         performance through the most recent cal-
determines annually whether to approve       o The quality of services to be provided      endar year, the Board also reviewed more
the continuance of each Fund's advisory      by AIM. The Board reviewed the                recent Fund performance, which did not
agreement with A I M Advisors, Inc.          credentials and experience of the             change their conclusions.
("AIM"). Based upon the recommendation of    officers and employees of AIM who will
the Investments Committee of the Board,      provide investment advisory services to       o The performance of the Fund relative to
at a meeting on June 27, 2006, the Board,    the Fund. In reviewing the qualifications     indices. The Board reviewed the
including all of the independent             of AIM to provide investment advisory         performance of the Fund during the past
trustees, approved the continuance of the    services, the Board considered such           one, three and five calendar years
advisory agreement (the "Advisory            issues as AIM's portfolio and product         against the performance of the Lipper
Agreement") between each Fund and AIM for    review process, AIM's legal and com-          Institutional US Government Money Market
another year, effective July 1, 2006.        pliance function, AIM's use of                Index. The Board noted that the Fund's
                                             technology, AIM's portfolio                   performance was comparable to the
   The Board considered the factors          administration function and the quality       performance of such Index for the one and
discussed below in evaluating the            of AIM's investment research. Based on        five year periods and above such Index
fairness and reasonableness of each          the review of these and other factors,        for the three year period. Based on this
Fund's Advisory Agreement at the meeting     the Board concluded that the quality of       review and after taking account of all of
on June 27, 2006 and as part of the          services to be provided by AIM was            the other factors that the Board
Board's ongoing oversight of each Fund.      appropriate and that AIM currently is         considered in determining whether to
In their deliberations, the Board and the    providing satisfactory services in            continue the Advisory Agreement for the
independent trustees did not identify any    accordance with the terms of the Advisory     Fund, the Board concluded that no changes
particular factor that was controlling,      Agreement.                                    should be made to the Fund and that it
and each trustee attributed different                                                      was not necessary to change the Fund's
weights to the various factors.              o Meetings with the Fund's portfolio          portfolio management team at this time.
                                             managers and investment personnel. With       Although the independent written
   One responsibility of the independent     respect to the Fund, the Board is meeting     evaluation of the Fund's Senior Officer
Senior Officer of the Funds is to manage     periodically with such Fund's portfolio       (discussed below) only considered Fund
the process by which the Funds' proposed     managers and/or other investment              performance through the most recent
management fees are negotiated to ensure     personnel and believes that such              calendar year, the Board also reviewed
that they are negotiated in a manner         individuals are competent and able to         more recent Fund performance, which did
which is at arms' length and reasonable.     continue to carry out their                   not change their conclusions.
To that end, the Senior Officer must         responsibilities under the Advisory
either supervise a competitive bidding       Agreement.                                    o Fees relative to those of clients of
process or prepare an independent written                                                  AIM with comparable investment
evaluation. The Senior Officer has           o Overall performance of AIM. The Board       strategies. The Board reviewed the
recommended an independent written           considered the overall performance of AIM     effective advisory fee rate (before
evaluation in lieu of a competitive          in providing investment advisory and          waivers) for the Fund under the Advisory
bidding process and, upon the direction      portfolio administrative services to the      Agreement. The Board noted that this rate
of the Board, has prepared such an           Fund and concluded that such performance      was below the effective advisory fee
independent written evaluation. Such         was satisfactory.                             rates (before waivers) for two mutual
written evaluation also considered                                                         funds advised by AIM with investment
certain of the factors discussed below.      o Independent written evaluation and          strategies comparable to those of the
                                             recommendations of the Fund's Senior          Fund (one of which has an "all-in" fee
   The discussion below serves as a          Officer. The Board noted that, upon their     structure whereby AIM pays all of the
summary of the Senior Officer's              direction, the Senior Officer of the          fund's ordinary operating expenses). The
independent written evaluation, as well      Fund, who is independent of AIM and AIM's     Board noted that AIM has agreed to waive
as a discussion of the material factors      affiliates, had prepared an independent       fees and/or limit expenses of the Fund,
and the conclusions with respect thereto     written evaluation in order to assist the     as discussed below. Based on this review,
that formed the basis for the Board's        Board in determining the reasonableness       the Board concluded that the advisory fee
approval of each Fund's Advisory             of the proposed management fees of the        rate for the Fund under the Advisory
Agreement. After consideration of all of     AIM Funds, including the Fund. The Board      Agreement was fair and reasonable.
the factors below and based on its           noted that the Senior Officer's written
informed business judgment, the Board        evaluation had been relied upon by the        o Fees relative to those of comparable
determined that each Fund's Advisory         Board in this regard in lieu of a             funds with other advisors. The Board
Agreement is in the best interests of the    competitive bidding process. In               reviewed the advisory fee rate for the
Fund and its shareholders and that the       determining whether to continue the           Fund under the Advisory Agreement. The
compensation to AIM under each Fund's        Advisory Agreement for the Fund, the          Board compared effective contractual
Advisory Agreement is fair and reasonable    Board considered the Senior Officer's         advisory fee rates at a common asset
and would have been obtained through         written evaluation.                           level at the end of the past calendar
arm's length negotiations.                                                                 year and noted that the Fund's rate was
                                             FUND-SPECIFIC FACTORS WITH SEPARATE           below the median rate of the funds
   Unless otherwise stated, information      CONCLUSIONS                                   advised by other advisors with investment
presented below is as of June 27, 2006                                                     strategies comparable to those of the
and does not reflect any changes that may    The Board considered the following            Fund that the Board reviewed. The Board
have occurred since June 27, 2006,           fund-specific factors separately for each     noted that AIM has agreed to waive fees
including but not limited to changes to      Fund, and reached separate conclusions        and/or limit expenses of the Fund, as
each Fund's performance, advisory fees,      for each Fund, which conclusions are set      discussed below. Based on this review,
expense limitations and/or fee waivers.      forth below.                                  the Board concluded that the advisory fee
                                                                                           rate for the Fund under the Advisory
FUND-SPECIFIC FACTORS WITH THE SAME          GOVERNMENT & AGENCY PORTFOLIO                 Agreement was fair and reasonable.
CONCLUSIONS
                                             o The performance of the Fund relative to     o Expense limitations and fee waivers.
The Board considered the following           comparable funds. The Board reviewed the      The Board noted that AIM has
fund-specific factors separately for each    performance of the Fund during the past       contractually agreed to waive fees and/or
Fund, and reached the same conclusions       one, three and five calendar years            limit expenses of the Fund in an amount
for each Fund, which conclusions are set     against the performance of funds advised      necessary to limit total annual operating
forth below.                                 by other advisors with investment             expenses to a specified percentage of
                                             strategies comparable to those of the         average daily net assets for each class
o The nature and extent of the advisory      Fund. The Board noted that the Fund's         of the Fund. The Board considered the
services to be provided by AIM. The Board    performance in such periods was above the     contractual nature of this fee
reviewed the services to be provided by      median performance of such comparable         waiver/expense limitation and noted that
AIM under the Advisory Agreement. Based      funds. Based on this review and after         it remains in effect until June 30, 2007.
on such review, the Board concluded that     taking account of all of the other fac-
the range of services to be provided by      tors that the Board considered in
AIM under the Advisory                       determining whether to continue the
                                             Advisory Agreement for the Fund, the
                                             Board concluded that no changes should be
                                             made to the Fund and that it was not
                                             necessary to change the
                                                                                                                         (continued)

SHORT-TERM INVESTMENTS TRUST

The Board considered the effect this fee     o Fees relative to those of clients of        cash and cash collateral from securities
waiver/expense limitation would have on      AIM with comparable investment                lending arrangements, if any
the Fund's estimated expenses and            strategies. The Board reviewed the            (collectively, "cash balances") of the
concluded that the levels of fee             effective advisory fee rate (before           Fund may be invested in money market
waivers/expense limitations for the Fund     waivers) for the Fund under the Advisory      funds advised by AIM pursuant to the
were fair and reasonable.                    Agreement. The Board noted that this rate     terms of an SEC exemptive order. The
                                             was below the effective advisory fee rate     Board found that the Fund may realize
o Breakpoints and economies of scale. The    (before waivers) for a mutual fund            certain benefits upon investing cash
Board reviewed the structure of the          advised by AIM with investment strategies     balances in AIM advised money market
Fund's advisory fee under the Advisory       comparable to those of the Fund (which        funds, including a higher net return,
Agreement, noting that it does not           has an "all-in" fee structure whereby AIM     increased liquidity, increased diver-
include any breakpoints. The Board           pays all of the fund's ordinary operating     sification or decreased transaction
considered whether it would be               expenses) and above the effective             costs. The Board also found that the Fund
appropriate to add advisory fee              advisory fee rate (before waivers) for a      will not receive reduced services if it
breakpoints for the Fund or whether, due     second mutual fund advised by AIM with        invests its cash balances in such money
to the nature of the Fund and the            investment strategies comparable to those     market funds. The Board noted that, to
advisory fee structures of comparable        of the Fund. The Board noted that AIM has     the extent the Fund invests uninvested
funds, it was reasonable to structure the    agreed to waive fees and/or limit             cash in affiliated money market funds,
advisory fee without breakpoints. Based      expenses of the Fund, as discussed below.     AIM has voluntarily agreed to waive a
on this review, the Board concluded that     Based on this review, the Board concluded     portion of the advisory fees it receives
it was not necessary to add advisory fee     that the advisory fee rate for the Fund       from the Fund attributable to such
breakpoints to the Fund's advisory fee       under the Advisory Agreement was fair and     investment. The Board further determined
schedule. The Board reviewed the level       reasonable.                                   that the proposed securities lending pro-
of the Fund's advisory fees, and noted                                                     gram and related procedures with respect
that such fees, as a percentage of the       o Fees relative to those of comparable        to the lending Fund is in the best
Fund's net assets, would remain constant     funds with other advisors. The Board          interests of the lending Fund and its
under the Advisory Agreement because the     reviewed the advisory fee rate for the        respective shareholders. The Board
Advisory Agreement does not include any      Fund under the Advisory Agreement. The        therefore concluded that the investment
breakpoints. The Board concluded that the    Board compared effective contractual          of cash collateral received in connection
Fund's fee levels under the Advisory         advisory fee rates at a common asset          with the securities lending program in
Agreement therefore would not reflect        level at the end of the past calendar         the money market funds according to the
economies of scale.                          year and noted that the Fund's rate was       procedures is in the best interests of
                                             below the median rate of the funds            the lending Fund and its respective
o Investments in affiliated money market     advised by other advisors with investment     shareholders.
funds. Not applicable because the Fund       strategies comparable to those of the
does not invest in affiliated money          Fund that the Board reviewed. The Board       LIQUID ASSETS PORTFOLIO
market funds.                                noted that AIM has agreed to waive fees
                                             and/or limit expenses of the Fund, as         o The performance of the Fund relative to
GOVERNMENT TAXADVANTAGE PORTFOLIO            discussed below. Based on this review,        comparable funds. The Board reviewed the
                                             the Board concluded that the advisory fee     performance of the Fund during the past
o The performance of the Fund relative to    rate for the Fund under the Advisory          one, three and five calendar years
comparable funds. The Board reviewed the     Agreement was fair and reasonable.            against the performance of funds advised
performance of the Fund during the past                                                    by other advisors with investment
one, three and five calendar years           o Expense limitations and fee waivers.        strategies comparable to those of the
against the performance of funds advised     The Board noted that AIM has                  Fund. The Board noted that the Fund's
by other advisors with investment            contractually agreed to waive fees and/or     performance in such periods was above the
strategies comparable to those of the        limit expenses of the Fund in an amount       median performance of such comparable
Fund. The Board noted that the Fund's        necessary to limit total annual operating     funds. Based on this review and after
performance in such periods was above the    expenses to a specified percentage of         taking account of all of the other fac-
median performance of such comparable        average daily net assets for each class       tors that the Board considered in
funds. Based on this review and after        of the Fund. The Board considered the         determining whether to continue the
taking account of all of the other fac-      contractual nature of this fee                Advisory Agreement for the Fund, the
tors that the Board considered in            waiver/expense limitation and noted that      Board concluded that no changes should be
determining whether to continue the          it remains in effect until June 30, 2007.     made to the Fund and that it was not
Advisory Agreement for the Fund, the         The Board considered the effect this fee      necessary to change the Fund's portfolio
Board concluded that no changes should be    waiver/expense limitation would have on       management team at this time. Although
made to the Fund and that it was not         the Fund's estimated expenses and             the independent written evaluation of the
necessary to change the Fund's portfolio     concluded that the levels of fee              Fund's Senior Officer (discussed below)
management team at this time. Although       waivers/expense limitations for the Fund      only considered Fund performance through
the independent written evaluation of the    were fair and reasonable.                     the most recent calendar year, the Board
Fund's Senior Officer (discussed below)                                                    also reviewed more recent Fund
only considered Fund performance             o Breakpoints and economies of scale. The     performance, which did not change their
through the most recent calendar year,       Board reviewed the structure of the           conclusions.
the Board also reviewed more recent Fund     Fund's advisory fee under the Advisory
performance, which did not change their      Agreement, noting that it includes two        o The performance of the Fund relative to
conclusions.                                 breakpoints. The Board reviewed the level     indices. The Board reviewed the
                                             of the Fund's advisory fees, and noted        performance of the Fund during the past
o The performance of the Fund relative to    that such fees, as a percentage of the        one, three and five calendar years
indices. The Board reviewed the              Fund's net assets, have decreased as net      against the performance of the Lipper
performance of the Fund during the past      assets increased because the Advisory         Institutional Money Market Index. The
one, three and five calendar years           Agreement includes breakpoints. The Board     Board noted that the Fund's performance
against the performance of the Lipper        noted that, due to the Fund's asset           in such periods was comparable to the
Institutional US Government Money Market     levels at the end of the past calendar        performance of such Index. Based on this
Index. The Board noted that the Fund's       year and the way in which the advisory        review and after taking account of all of
performance in such periods was              fee breakpoints have been structured, the     the other factors that the Board
comparable to the performance of such        Fund has yet to fully benefit from the        considered in determining whether to
Index. Based on this review and after        breakpoints. The Board concluded that the     continue the Advisory Agreement for the
taking account of all of the other           Fund's fee levels under the Advisory          Fund, the Board concluded that no changes
factors that the Board considered in         Agreement therefore reflect economies of      should be made to the Fund and that it
determining whether to continue the          scale and that it was not necessary to        was not necessary to change the Fund's
Advisory Agreement for the Fund, the         change the advisory fee breakpoints in        portfolio management team at this time.
Board concluded that no changes should       the Fund's advisory fee schedule.             Although the independent written
be made to the Fund and that it was not                                                    evaluation of the Fund's Senior Officer
necessary to change the Fund's portfolio     o Investments in affiliated money market      (discussed below) only considered Fund
management team at this time. Although       funds. The Board also took into account
the independent written evaluation of the    the fact that uninvested
Fund's Senior Officer (discussed below)
only considered Fund performance through
the most recent calendar year, the Board
also reviewed more recent Fund
performance, which did not change their
conclusions.

                                                                                                                         (continued)

SHORT-TERM INVESTMENTS TRUST


performance through the most recent          o Investments in affiliated money market      other advisors with investment strategies
calendar year, the Board also reviewed       funds. Not applicable because the Fund        comparable to those of the Fund that the
more recent Fund performance, which did      does not invest in affiliated money           Board reviewed. The Board noted that AIM
not change their conclusions.                market funds.                                 has agreed to waive fees and/or limit
                                                                                           expenses of the Fund, as discussed below.
o Fees relative to those of clients of       STIC PRIME PORTFOLIO                          Based on this review, the Board concluded
AIM with comparable investment                                                             that the advisory fee rate for the Fund
strategies. The Board reviewed the           o The performance of the Fund relative to     under the Advisory Agreement was fair and
effective advisory fee rate (before          comparable funds. The Board reviewed the      reasonable.
waivers) for the Fund under the Advisory     performance of the Fund during the past
Agreement. The Board noted that this rate    one, three and five calendar years            o Expense limitations and fee waives. The
was (i) the same as the effective            against the performance of funds advised      Board noted that AIM has contractually
advisory fee rate (before waivers) for a     by other advisors with investment             agreed to waive fees and/or limit
mutual fund advised by AIM with              strategies comparable to those of the         expenses of the Fund in an amount nec-
investment strategies comparable to those    Fund. The Board noted that the Fund's         essary to limit total annual operating
of the Fund; and (ii) above the effective    performance in such periods was above the     expenses to a specified percentage of
fee rates (before waivers) for three         median performance of such comparable         average daily net assets for each class
collective trust funds sub-advised by an     funds. Based on this review and after         of the Fund. The Board considered the
AIM affiliate with investment strategies     taking account of all of the other fac-       contractual nature of this fee
comparable to those of the Fund. The         tors that the Board considered in             waiver/expense limitation and noted that
Board noted that AIM has agreed to waive     determining whether to continue the           it remains in effect until June 30, 2007.
fees and/or limit expenses of the Fund,      Advisory Agreement for the Fund, the          The Board considered the effect this fee
as discussed below. Based on this review,    Board concluded that no changes should be     waiver/expense limitation would have on
the Board concluded that the advisory fee    made to the Fund and that it was not          the Fund's estimated expenses and
rate for the Fund under the Advisory         necessary to change the Fund's portfolio      concluded that the levels of fee
Agreement was fair and reasonable.           management team at this time. Although        waivers/expense limitations for the Fund
                                             the independent written evaluation of the     were fair and reasonable.
o Fees relative to those of comparable       Fund's Senior Officer (discussed below)
funds with other advisors. The Board         only considered Fund performance through      o Breakpoints and economies of scale. The
reviewed the advisory fee rate for the       the most recent calendar year, the Board      Board reviewed the structure of the
Fund under the Advisory Agreement. The       also reviewed more recent Fund                Fund's advisory fee under the Advisory
Board compared effective contractual         performance, which did not change their       Agreement, noting that it does not
advisory fee rates at a common asset         conclusions.                                  include any breakpoints. The Board
level at the end of the past calendar                                                      considered whether it would be
year and noted that the Fund's rate was      o The performance of the Fund relative to     appropriate to add advisory fee
below the median rate of the funds           indices. The Board reviewed the               breakpoints for the Fund or whether, due
advised by other advisors with investment    performance of the Fund during the past       to the nature of the Fund and the
strategies comparable to those of the        one, three and five calendar years            advisory fee structures of comparable
Fund that the Board reviewed. The Board      against the performance of the Lipper         funds, it was reasonable to structure the
noted that AIM has agreed to waive fees      Institutional Money Market Fund Index.        advisory fee without breakpoints. Based
and/or limit expenses of the Fund, as        The Board noted that the Fund's               on this review, the Board concluded that
discussed below. Based on this review,       performance in such periods was               it was not necessary to add advisory fee
the Board concluded that the advisory fee    comparable to the performance of such         breakpoints to the Fund's advisory fee
rate for the Fund under the Advisory         Index. Based on this review and after         schedule. The Board reviewed the level of
Agreement was fair and reasonable.           taking account of all of the other            the Fund's advisory fees, and noted that
                                             factors that the Board considered in          such fees, as a percentage of the Fund's
o Expense limitations and fee waives. The    determining whether to continue the           net assets, would remain constant under
Board noted that AIM has contractually       Advisory Agreement for the Fund, the          the Advisory Agreement because the
agreed to waive fees and/or limit            Board concluded that no changes should be     Advisory Agreement does not include any
expenses of the Fund in an amount nec-       made to the Fund and that it was not          breakpoints. The Board concluded that the
essary to limit total annual operating       necessary to change the Fund's portfolio      Fund's fee levels under the Advisory
expenses to a specified percentage of        management team at this time. Although        Agreement therefore would not reflect
average daily net assets for each class      the independent written evaluation of the     economies of scale.
of the Fund. The Board considered the        Fund's Senior Officer (discussed below)
contractual nature of this fee               only considered Fund performance through      o Investments in affiliated money market
waiver/expense limitation and noted that     the most recent calendar year, the Board      funds. Not applicable because the Fund
it remains in effect until June 30, 2007.    also reviewed more recent Fund perform-       does not invest in affiliated money
The Board considered the effect this fee     ance, which did not change their              market funds.
waiver/expense limitation would have on      conclusions.
the Fund's estimated expenses and                                                          TREASURY PORTFOLIO
concluded that the levels of fee             o Fees relative to those of clients of
waivers/expense limitations for the Fund     AIM with comparable investment                o The performance of the Fund relative to
were fair and reasonable.                    strategies. The Board reviewed the            comparable funds. The Board reviewed the
                                             effective advisory fee rate (before           performance of the Fund during the past
o Breakpoints and economies of scale. The    waivers) for the Fund under the Advisory      one, three and five calendar years
Board reviewed the structure of the          Agreement. The Board noted that this rate     against the performance of funds advised
Fund's advisory fee under the Advisory       was (i) the same as the effective             by other advisors with investment
Agreement, noting that it does not           advisory fee rate (before waivers) for a      strategies comparable to those of the
include any breakpoints. The Board           mutual fund advised by AIM with               Fund. The Board noted that the Fund's
considered whether it would be               investment strategies comparable to those     performance in such periods was above the
appropriate to add advisory fee              of the Fund; and (ii) above the effective     median performance of such comparable
breakpoints for the Fund or whether, due     fee rates (before waivers) for three          funds. Based on this review and after
to the nature of the Fund and the            collective trust funds sub-advised by an      taking account of all of the other fac-
advisory fee structures of comparable        AIM affiliate with investment strategies      tors that the Board considered in
funds, it was reasonable to structure the    comparable to those of the Fund. The          determining whether to continue the
advisory fee without breakpoints. Based      Board noted that AIM has agreed to waive      Advisory Agreement for the Fund, the
on this review, the Board concluded that     fees and/or limit expenses of the Fund,       Board concluded that no changes should be
it was not necessary to add advisory fee     as discussed below. Based on this review,     made to the Fund and that it was not
breakpoints to the Fund's advisory fee       the Board concluded that the advisory fee     necessary to change the Fund's portfolio
schedule. The Board reviewed the level of    rate for the Fund under the Advisory          management team at this time. Although
the Fund's advisory fees, and noted that     Agreement was fair and reasonable.            the independent written evaluation of the
such fees, as a percentage of the Fund's                                                   Fund's Senior Officer (discussed below)
net assets, would remain constant under      o Fees relative to those of comparable        only considered Fund performance through
the Advisory Agreement because the           funds with other advisors. The Board          the most recent calendar year, the Board
Advisory Agreement does not include any      reviewed the advisory fee rate for the        also reviewed more recent Fund
breakpoints. The Board concluded that the    Fund under the Advisory Agreement. The        performance, which did not change their
Fund's fee levels under the Advisory         Board compared effective contractual          conclusions.
Agreement therefore would not reflect        advisory fee rates at a common asset
economies of scale.                          level at the end of the past calendar
                                             year and noted that the Fund's rate was
                                             comparable to the median rate of the
                                             funds advised by

                                                                                                                         (continued)

SHORT-TERM INVESTMENTS TRUST

o The performance of the Fund relative to    ule. The Board reviewed the level of the      o AIM's financial soundness in light of
indices. The Board reviewed the              Fund's advisory fees, and noted that such     the Fund's needs. The Board considered
performance of the Fund during the past      fees, as a percentage of the Fund's net       whether AIM is financially sound and has
one, three and five calendar years           assets, would remain constant under the       the resources necessary to perform its
against the performance of the Lipper        Advisory Agreement because the Advisory       obligations under the Advisory Agreement,
Institutional US Treasury Money Market       Agreement does not include any                and concluded that AIM has the financial
Index. The Board noted that the Fund's       breakpoints. The Board concluded that the     resources necessary to fulfill its
performance was comparable to the per-       Fund's fee levels under the Advisory          obligations under the Advisory Agreement.
formance of such Index for the one year      Agreement therefore would not reflect
period and above such Index for the three    economies of scale.                           o Historical relationship between the
and five year periods. Based on this                                                       Fund and AIM. In determining whether to
review and after taking account of all of    o Investments in affiliated money market      continue the Advisory Agreement for the
the other factors that the Board             funds. The Board also took into account       Fund, the Board also considered the prior
considered in determining whether to         the fact that uninvested cash and cash        relationship between AIM and the Fund, as
continue the Advisory Agreement for the      collateral from securities lending            well as the Board's knowledge of AIM's
Fund, the Board concluded that no changes    arrangements, if any (collectively, "cash     operations, and concluded that it was
should be made to the Fund and that it       balances") of the Fund may be invested in     beneficial to maintain the current
was not necessary to change the Fund's       money market funds advised by AIM             relationship, in part, because of such
portfolio management team at this time.      pursuant to the terms of an SEC exemptive     knowledge. The Board also reviewed the
Although the independent written             order. The Board found that the Fund may      general nature of the non-investment
evaluation of the Fund's Senior Officer      realize certain benefits upon investing       advisory services currently performed by
(discussed below) only considered Fund       cash balances in AIM advised money market     AIM and its affiliates, such as
performance through the most recent          funds, including a higher net return,         administrative, transfer agency and
calendar year, the Board also reviewed       increased liquidity, increased diver-         distribution services, and the fees
more recent Fund performance, which did      sification or decreased transaction           received by AIM and its affiliates for
not change their conclusions.                costs. The Board also found that the Fund     performing such services. In addition to
                                             will not receive reduced services if it       reviewing such services, the trustees
o Fees relative to those of clients of       invests its cash balances in such money       also considered the organizational
AIM with comparable investment               market funds. The Board noted that, to        structure employed by AIM and its
strategies. The Board noted that AIM does    the extent the Fund invests uninvested        affiliates to provide those services.
not serve as an advisor to other mutual      cash in affiliated money market funds,        Based on the review of these and other
funds or other clients with investment       AIM has voluntarily agreed to waive a         factors, the Board concluded that AIM and
strategies comparable to those of the        portion of the advisory fees it receives      its affiliates were qualified to continue
Fund.                                        from the Fund attributable to such            to provide non-investment advisory
                                             investment. The Board further determined      services to the Fund, including
o Fees relative to those of comparable       that the proposed securities lending pro-     administrative, transfer agency and
funds with other advisors. The Board         gram and related procedures with respect      distribution services, and that AIM and
reviewed the advisory fee rate for the       to the lending Fund is in the best            its affiliates currently are providing
Fund under the Advisory Agreement. The       interests of the lending Fund and its         satisfactory non-investment advisory
Board compared effective contractual         respective shareholders. The Board            services.
advisory fee rates at a common asset         therefore concluded that the investment
level at the end of the past calendar        of cash collateral received in connection     o Other factors and current trends. The
year and noted that the Fund's rate was      with the securities lending program in        Board considered the steps that AIM and
below the median rate of the funds           the money market funds according to the       its affiliates have taken over the last
advised by other advisors with investment    procedures is in the best interests of        several years, and continue to take, in
strategies comparable to those of the        the lending Fund and its respective           order to improve the quality and
Fund that the Board reviewed. The Board      shareholders.                                 efficiency of the services they provide
noted that AIM has agreed to waive fees                                                    to the Funds in the areas of investment
and/or limit expenses of the Fund, as        GLOBAL FACTORS                                performance, product line
discussed below. Based on this review,                                                     diversification, distribution, fund
the Board concluded that the advisory fee    The Board considered the following global     operations, shareholder services and
rate for the Fund under the Advisory         factors for each Fund and reached the         compliance. The Board concluded that
Agreement was fair and reasonable.           same conclusions for each Fund, which         these steps taken by AIM have improved,
                                             conclusions are set forth below.              and are likely to continue to improve,
o Expense limitations and fee waivers.                                                     the quality and efficiency of the servic-
The Board noted that AIM has                 o Profitability of AIM and its                es AIM and its affiliates provide to the
contractually agreed to waive fees and/or    affiliates. The Board reviewed                Fund in each of these areas, and support
limit expenses of the Fund in an amount      information concerning the profitability      the Board's approval of the continuance
necessary to limit total annual operating    of AIM's (and its affiliates') investment     of the Advisory Agreement for the Fund.
expenses to a specified percentage of        advisory and other activities and its
average daily net assets for each class      financial condition. The Board considered
of the Fund. The Board considered the        the overall profitability of AIM, as well
contractual nature of this fee               as the profitability of AIM in connection
waiver/expense limitation and noted that     with managing the Fund. The Board noted
it remains in effect until June 30, 2007.    that AIM's operations remain profitable,
The Board considered the effect this fee     although increased expenses in recent
waiver/expense limitation would have on      years have reduced AIM's profitability.
the Fund's estimated expenses and            Based on the review of the profitability
concluded that the levels of fee             of AIM's and its affiliates' investment
waivers/expense limitations for the Fund     advisory and other activities and its
were fair and reasonable.                    financial condition, the Board concluded
                                             that the compensation to be paid by the
o Breakpoints and economies of scale. The    Fund to AIM under its Advisory Agreement
Board reviewed the structure of the          was not excessive.
Fund's advisory fee under the Advisory
Agreement, noting that it does not           o Benefits of soft dollars to AIM. The
include any breakpoints. The Board           Board considered the benefits realized
considered whether it would be               by AIM as a result of brokerage
appropriate to add advisory fee              transactions executed through "soft
breakpoints for the Fund or whether, due     dollar" arrangements. Under these
to the nature of the Fund and the            arrangements, brokerage commissions paid
advisory fee structures of comparable        by other funds advised by AIM are used to
funds, it was reasonable to structure the    pay for research and execution services.
advisory fee without breakpoints. Based      This research may be used by AIM in
on this review, the Board concluded that     making investment decisions for the Fund.
it was not necessary to add advisory fee     The Board concluded that such
breakpoints to the Fund's advisory fee       arrangements were appropriate.
sched-

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-4.52%

Amstel Funding Corp.,
  (Acquired 05/26/06; Cost $97,430,000)
  5.14%(b)(c)                                  11/22/06   $   100,000    $    98,829,222
----------------------------------------------------------------------------------------
  (Acquired 08/16/06; Cost $135,050,123)
  5.27%(b)(c)                                  02/13/07       138,705        135,354,696
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $123,313,333)
  5.28%(b)(c)                                  11/21/06       125,000        123,515,000
----------------------------------------------------------------------------------------
  (Acquired 07/31/06; Cost $98,612,750)
  5.37%(b)(c)                                  11/01/06       100,000         99,090,083
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $47,346,013)
  5.39%(b)(c)                                  10/30/06        48,000         47,575,987
----------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $49,955,606)
  5.42%(b)(c)                                  10/20/06        50,665         50,291,233
----------------------------------------------------------------------------------------
Atlantis One Funding Corp.,
  (Acquired 05/16/06; Cost $97,443,375)
  5.09%(b)(c)                                  11/13/06       100,000         98,968,875
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $149,320,583)
  5.26%(b)(c)                                  09/21/06       150,000        149,561,667
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $49,553,514)
  5.27%(b)(c)                                  10/11/06        50,000         49,707,222
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $49,333,299)
  5.28%(b)(c)                                  11/17/06        50,000         49,435,868
========================================================================================
                                                                             902,329,853
========================================================================================

ASSET-BACKED SECURITIES-
  FULLY BACKED-9.70%

Aquinas Funding LLC,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $96,571,575)
  5.26%(b)                                     09/21/06        96,883         96,599,886
----------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $83,714,720)
  5.28%(b)(d)                                  09/01/06        83,727         83,727,000
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $30,008,793)
  5.30%(b)                                     02/12/07        30,849         30,104,168
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Aspen Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/30/06; Cost $168,327,047)
  5.27%(b)                                     09/26/06   $   168,995    $   168,376,525
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $24,652,326)
  5.27%(b)                                     11/20/06        25,000         24,707,222
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $23,662,540)
  5.39%(b)                                     10/30/06        24,000         23,788,190
----------------------------------------------------------------------------------------
Blue Spice LLC
  (CEP-Deutsche Bank A.G.) (Acquired
  05/16/06; Cost $87,760,400)
  5.09%(b)(c)                                  11/08/06        90,000         89,134,700
----------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC,-Series A
  (Multi CEP's- Liberty Hampshire Co., LLC;
  agent) (Acquired 08/21/06; Cost
  $218,297,276)
  5.25%(b)                                     09/14/06       219,064        218,648,691
----------------------------------------------------------------------------------------
  (Acquired 07/27/06; Cost $94,402,337)
  5.38%(b)                                     10/18/06        95,588         94,916,601
----------------------------------------------------------------------------------------
Crown Point Capital Co., LLC,- Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 03/08/06; Cost
  $106,058,734)
  4.88%(b)(c)                                  09/11/06       108,784        108,636,688
----------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $284,733,525)
  5.27%(b)(c)                                  10/16/06       287,087        285,195,814
----------------------------------------------------------------------------------------
GOVCO Inc. (Acquired 06/19/06; Cost
  $77,832,178)
  5.36%(b)                                     12/18/06        80,000         78,713,600
----------------------------------------------------------------------------------------
Long Lane Master Trust IV,-Series A
  (CEP-Bank of America, N.A.) (Acquired
  08/21/06; Cost $139,315,644)
  5.26%(b)                                     09/20/06       139,929        139,540,542
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $177,197,437)
  5.33%(b)                                     09/07/06       177,988        177,829,887
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  FULLY BACKED-(CONTINUED)

Newport Funding Corp.,
  (CEP-MBIA Insurance Corp.) (Acquired
  08/16/06; Cost $49,325,014)
  5.28%(b)                                     11/16/06   $    50,000    $    49,442,403
----------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $49,318,764)
  5.39%(b)                                     10/20/06        50,000         49,633,181
----------------------------------------------------------------------------------------
  (Acquired 07/28/06; Cost $123,242,396)
  5.39%(b)                                     10/30/06       125,000        123,896,823
----------------------------------------------------------------------------------------
Tulip Funding Corp.
  (CEP-ABN AMRO Bank N.V.) (Acquired
  08/04/06; Cost $94,549,911)
  5.33%(b)(c)                                  09/05/06        95,000         94,943,739
========================================================================================
                                                                           1,937,835,660
========================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.15%

Amsterdam Funding Corp.
  (Acquired 08/15/06; Cost $105,937,720)
  5.29%(b)(c)                                  12/18/06       107,920        106,207,310
----------------------------------------------------------------------------------------
Atlantic Asset Securitization LLC
  (Acquired 08/22/06; Cost $55,003,247)
  5.28%(b)                                     10/23/06        55,508         55,084,659
----------------------------------------------------------------------------------------
Barton Capital LLC,
  (Acquired 08/18/06; Cost $155,485,725)
  5.26%(b)                                     09/21/06       156,262        155,805,368
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $12,720,871)
  5.27%(b)                                     10/04/06        12,809         12,747,122
----------------------------------------------------------------------------------------
Charta LLC,
  (Acquired 08/10/06; Cost $99,209,500)
  5.27%(b)                                     10/03/06       100,000         99,531,555
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $69,549,122)
  5.27%(b)                                     10/11/06        70,000         69,590,111
----------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $81,877,789)
  5.32%(b)                                     09/26/06        82,475         82,170,301
----------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $73,494,128)
  5.35%(b)                                     09/08/06        74,000         73,923,019
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

CRC Funding LLC
  (Acquired 08/15/06; Cost $99,046,667)
  5.28%(b)                                     10/19/06   $   100,000    $    99,296,000
----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/30/06; Cost $75,014,793)
  5.26%(b)                                     09/28/06        75,334         75,036,807
========================================================================================
                                                                             829,392,252
========================================================================================

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-12.10%

Grampian Funding Ltd./LLC,
  (Acquired 05/25/06; Cost $73,309,729)
  5.14%(b)(c)                                  10/30/06        75,000         74,368,823
----------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $136,300,500)
  5.29%(b)(c)                                  02/07/07       140,000        136,732,108
----------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $155,966,082)
  5.33%(b)                                     09/18/06       156,942        156,546,986
----------------------------------------------------------------------------------------
Klio Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $99,560,833)
  5.27%(b)                                     09/20/06       100,000         99,721,861
----------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $79,648,667)
  5.27%(b)                                     09/21/06        80,000         79,765,778
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $79,648,333)
  5.28%(b)                                     09/21/06        80,000         79,765,556
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $99,585,307)
  5.28%(b)                                     09/22/06       100,025         99,717,215
----------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.,
  (Acquired 08/17/06; Cost $101,894,435)
  5.27%(b)                                     09/19/06       102,374        102,104,244
----------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,560,417)
  5.28%(b)                                     09/20/06       100,000         99,721,597
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $64,714,271)
  5.28%(b)                                     09/21/06        65,000         64,809,514
----------------------------------------------------------------------------------------
  (Acquired 08/21/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06       100,444        100,134,925
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.,
  (Acquired 08/21/06; Cost $149,514,230)
  5.28%(b)                                     09/22/06   $   150,175    $   149,712,461
----------------------------------------------------------------------------------------
  Series 2005-I (Acquired 08/16/06; Cost
  $24,750,667)
  5.28%(b)                                     10/25/06        25,000         24,802,000
----------------------------------------------------------------------------------------
McKinley Funding Ltd./Corp.,
  (Acquired 08/23/06; Cost $184,221,119)
  5.27%(b)                                     09/22/06       185,006        184,437,638
----------------------------------------------------------------------------------------
  (Acquired 08/28/06; Cost $75,379,461)
  5.28%(b)                                     09/25/06        75,690         75,423,823
----------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC,
  (Acquired 06/14/06; Cost $57,207,617)
  5.29%(b)(c)                                  12/11/06        58,753         57,881,024
----------------------------------------------------------------------------------------
  (Acquired 08/07/06; Cost $119,450,267)
  5.32%(b)(c)                                  09/07/06       120,000        119,893,600
----------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $122,406,584)
  5.38%(b)(c)                                  10/25/06       124,113        123,111,408
----------------------------------------------------------------------------------------
Sigma Finance Inc.
  (Acquired 03/09/06; Cost $97,455,211)
  4.87%(b)(c)                                  09/13/06       100,000         99,837,567
----------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
  (Acquired 08/22/06; Cost $175,741,057)
  5.27%(b)(c)                                  10/23/06       177,323        175,974,459
----------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/04/06; Cost $115,289,201)
  5.35%(b)                                     09/12/06       115,892        115,702,549
----------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 8/31/06; Cost $197,525,324)
  5.28%(b)                                     11/30/06       200,165        197,525,324
========================================================================================
                                                                           2,417,690,460
========================================================================================

DIVERSIFIED BANKS-0.49%

HBOS Treasury Services PLC
  5.11%(c)                                     11/22/06       100,000         98,837,194
========================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.74%

General Electric Capital Corp.
  5.26%                                        12/05/06       150,000        147,917,917
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


REGIONAL BANKS-1.59%

Danske Corp. Series A
  5.27%(c)                                     12/27/06   $   121,845    $   119,758,100
----------------------------------------------------------------------------------------
Northern Rock PLC
  (Acquired 05/25/06; Cost $97,346,917)
  5.14%(b)(c)                                  11/27/06       100,000         98,759,042
----------------------------------------------------------------------------------------
Westpac Banking Corp.
  (Acquired 06/12/06; Cost $97,343,958)
  5.23%(b)                                     12/12/06       100,000         98,519,583
========================================================================================
                                                                             317,036,725
========================================================================================

SPECIALIZED FINANCE-0.23%

CIT Group Inc.
  5.15%                                        11/14/06        47,000         46,502,453
========================================================================================
    Total Commercial Paper (Cost
      $6,697,542,514)                                                      6,697,542,514
========================================================================================

CERTIFICATES OF DEPOSIT-10.62%

Banco Bilbao Vizcaya Argentaria, S.A.,
  4.35%                                        09/29/06        50,000         49,999,813
----------------------------------------------------------------------------------------
  4.76%                                        12/18/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  (United Kingdom),
  5.13%                                        03/26/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.32%                                        04/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        05/08/07        99,000         99,000,000
----------------------------------------------------------------------------------------
Barclays Bank PLC
  5.45%                                        06/12/07       102,000        102,000,000
----------------------------------------------------------------------------------------
BNP Paribas S.A.,
  5.27%                                        11/27/06        70,000         70,000,000
----------------------------------------------------------------------------------------
  5.50%                                        10/23/06       150,000        150,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC
  (United Kingdom)
  4.30%                                        09/28/06       100,000        100,000,000
----------------------------------------------------------------------------------------
HBOS Treasury Services PLC,
  4.75%                                        10/25/06       125,000        125,000,000
----------------------------------------------------------------------------------------
  4.99%                                        02/12/07       100,000         99,995,532
----------------------------------------------------------------------------------------
  5.20%                                        03/30/07       105,000        105,000,000
----------------------------------------------------------------------------------------
  5.31%                                        04/19/07        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.42%                                        06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom),
  4.79%                                        12/14/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.26%                                        12/15/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  5.26%                                        04/20/07        50,000         50,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Svenska Handelsbanken A.B.,
  4.77%                                        12/19/06   $    60,000    $    60,000,000
----------------------------------------------------------------------------------------
  4.95%                                        02/07/07        50,000         50,000,000
----------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (United Kingdom),
  5.25%                                        11/20/06        75,000         75,000,000
----------------------------------------------------------------------------------------
  5.28%                                        11/24/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  5.34%                                        11/08/06        85,000         85,000,000
----------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  4.80%                                        01/16/07       100,000        100,000,000
========================================================================================
    Total Certificates of Deposit (Cost
      $2,120,995,345)                                                      2,120,995,345
========================================================================================

VARIABLE RATE DEMAND NOTES-8.04%(E)

INSURED-2.11%(F)

Aerospace Corp.; Series 2006, Bonds
  (INS-Financial Guaranty Insurance Co.)
  5.32%(d)(g)                                  06/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
Alaska (State of) Housing Finance Corp.;
  Series 2002 B, Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.38%(d)(g)                                  12/01/36         3,800          3,800,000
----------------------------------------------------------------------------------------
Baltimore (City of), Maryland (Consolidated
  Public Improvement Project); Series 2003 C,
  Refunding Taxable GO (INS-Financial
  Security Assurance Inc.)
  5.30%(d)(g)                                  10/15/20         4,015          4,015,000
----------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Series 1998 P Taxable Home Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  08/01/29        23,900         23,900,000
----------------------------------------------------------------------------------------
  Series 1998 T Taxable Home Mortgage RB
  (INS-Ambac Assurance Corp.)
  5.38%(d)(g)                                  08/01/29         4,980          4,980,000
----------------------------------------------------------------------------------------
Denver (City and County of), Colorado School
  District No. 1; Series 2005 B, Taxable COP
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  12/15/18        23,930         23,930,000
----------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; Series 1995 B, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.32%(d)(g)                                  05/15/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

INSURED-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Series 1997 C, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  07/01/24   $    31,695    $    31,695,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1998 B Taxable Student
  Loan RB (INS-MBIA Insurance Corp.);
  5.31%(d)(g)                                  09/01/32        15,370         15,370,000
----------------------------------------------------------------------------------------
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  5.31%(d)(g)                                  09/01/34         4,750          4,750,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners II; Series 2001
  Tranche 1 Taxable Student Loan RB (INS-MBIA
  Insurance Corp.) (Acquired 11/14/02; Cost
  $25,000,000)
  5.31%(b)(d)(g)                               09/01/36        25,000         25,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 1 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $60,000,000)
  5.31%(b)(d)(g)                               08/01/37        60,000         60,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 2 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $40,000,000)
  5.31%(b)(d)(g)                               08/01/37        40,000         40,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 3 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------
  Series 2002 Tranche 4 Taxable Student Loan
  RB (INS-MBIA Insurance Corp.) (Acquired
  08/02/04; Cost $50,000,000)
  5.31%(b)(d)(g)                               08/01/37        50,000         50,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Minnesota (State of), Fairview Hospital and
  Healthcare Services; Series 1994 A, Taxable
  RB (INS-MBIA Insurance Corp.)
  5.33%(d)(g)                                  11/01/15   $     3,700    $     3,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
  Finance Agency; Series 2006 B, Taxable RB
  (INS-Financial Security Assurance Inc.)
  5.30%(d)(g)                                  05/01/28         9,475          9,475,000
----------------------------------------------------------------------------------------
North Carolina (State of) Education
  Assistance Authority; Series 2005 A-5,
  Taxable Student Loan RB (INS-Ambac
  Assurance Corp.)
  5.31%(d)(g)                                  09/01/35         6,500          6,500,000
----------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
  Refunding Special Obligation Taxable RB
  (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/32        14,130         14,130,000
----------------------------------------------------------------------------------------
Texas (State of) Coastal Bend Health
  Facilities Development Corp. (Christus
  Health Obligation Group); Sub-Series 2005
  B1, Taxable RB (INS-Ambac Assurance Corp.)
  5.31%(d)(g)                                  07/01/22        22,045         22,045,000
========================================================================================
                                                                             422,190,000
========================================================================================

LETTER OF CREDIT ENHANCED-5.93%(H)

422 Capital LLC; Series 2004-A, Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/44        12,000         12,000,000
----------------------------------------------------------------------------------------
A Mining Group LLC; Series 2006, Notes
  (LOC-Wachovia Bank, N.A.)
  5.43%(d)(g)                                  06/01/29         3,000          3,000,000
----------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
  Bonds (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  06/01/17         9,250          9,250,000
----------------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B, Refunding Taxable Electric
  RB (LOC-Dexia Group S.A.)
  5.34%(c)(d)(g)                               07/01/26         4,230          4,230,000
----------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2005 RB, Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  08/01/25         1,900          1,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

American Association of Retired Persons;
  Series 2001, Floating Rate Notes (LOC-Bank
  of America, N.A.)
  5.31%(d)(g)                                  05/01/31   $    28,700    $    28,700,000
----------------------------------------------------------------------------------------
Auburn (City of), Alabama Development Board;
  Series 2006 A, Refunding
  Taxable IDR (LOC-Allied Irish Banks PLC)
  5.33%(c)(d)(g)                               07/01/26         5,640          5,640,000
----------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Bonds
  (LOC-Citizens Bank of Pennsylvania)
  5.38%(d)(g)                                  02/01/15        41,620         41,620,000
----------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  01/01/15        12,750         12,750,000
----------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Bonds (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/08        24,500         24,500,000
----------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
  Production USA Inc.); Series 2005 A,
  Taxable RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  09/01/30        13,700         13,700,000
----------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Series 1997 A, Taxable RB
  (LOC-LaSalle Bank, N.A.)
  5.34%(d)(i)                                  02/15/27        17,400         17,400,000
----------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I, Taxable PCR
  (LOC-Wachovia Bank, N.A.)
  5.31%(d)(g)                                  12/01/36        61,790         61,790,000
----------------------------------------------------------------------------------------
California (State of) Biola University;
  Series 2004 A Taxable RB (LOC-Allied Irish
  Banks PLC)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
  Series 2004 B Taxable RB (LOC-BNP Paribas)
  5.31%(c)(d)(g)                               10/01/34        12,300         12,300,000
----------------------------------------------------------------------------------------
California (State of), Access to Loans for
  Learning Student Loan Corp.; Series
  2001-II-A-5, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)
  5.31%(d)(g)                                  07/01/36        43,400         43,400,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Capital Markets Access Co. LC; Series 2005-B
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  07/01/25   $     1,315    $     1,315,000
----------------------------------------------------------------------------------------
  Series 2005-C Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(g)                                     06/01/32         2,000          2,000,000
----------------------------------------------------------------------------------------
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  12/01/12         1,100          1,100,000
----------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 1999 F
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  12/02/19         7,984          7,984,000
----------------------------------------------------------------------------------------
  Series 2000 B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20         7,239          7,239,000
----------------------------------------------------------------------------------------
  Series 2000 C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  09/01/20         2,537          2,537,000
----------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  09/01/34        18,155         18,155,000
----------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC;
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.38%(d)(g)                                  11/01/28         1,995          1,995,000
----------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000, Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  07/01/20        11,900         11,900,000
----------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments); Series 2006 A, Refunding
  Multi-Family Housing Taxable RB
  (LOC-Federal National Mortgage Association)
  5.30%(d)(g)                                  05/15/36         8,970          8,970,000
----------------------------------------------------------------------------------------
Corp. Finance Managers Inc.;
  Floating Rate Notes (LOC-Wells Fargo Bank,
  N.A.)
  5.39%(d)(g)                                  02/02/43        14,480         14,480,000
----------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino
  Development Project); Series 1999 A,
  Taxable RB (LOC-Deutsche Bank A.G.)
  5.38%(c)(d)(g)                               05/01/09        30,190         30,190,000
----------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.43%(d)(g)                                  08/31/16         9,900          9,900,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Emerald Bay Club L.P.; Series 2004, Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  12/01/15   $     8,000    $     8,000,000
----------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  07/01/30         5,100          5,100,000
----------------------------------------------------------------------------------------
Folk Financial Services Inc.; Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  5.45%(g)                                     10/15/27           320            320,000
----------------------------------------------------------------------------------------
Fun Entertainment LLC; Series 2005, Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  01/01/25        10,745         10,745,000
----------------------------------------------------------------------------------------
General Secretariat of the Organization of
  American States; Series 2001 A, Taxable
  (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  03/01/33        17,590         17,590,000
----------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
  Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes (LOC-JPMorgan Chase
  Bank)
  5.37%(d)(g)                                  03/01/31        18,580         18,580,000
----------------------------------------------------------------------------------------
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B,
  Refunding RB (LOC-Bank of New York)
  5.31%(d)(g)                                  07/01/35         6,300          6,300,000
----------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
  Floating Rate Notes (LOC-Wachovia Bank,
  N.A.)
  5.33%(d)(g)                                  06/01/25         6,350          6,350,000
----------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Series 1997 B, Taxable Student
  Loan RB (LOC-JPMorgan Chase Bank)
  5.31%(d)(g)                                  09/01/31         7,800          7,800,000
----------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999 A, Floating Rate
  Notes (LOC-Wells Fargo Bank, N.A.)
  5.38%(d)(g)                                  12/01/39        16,750         16,750,000
----------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003, Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.28%(d)(g)                                  09/01/33         7,270          7,270,000
----------------------------------------------------------------------------------------
Kordsa Inc.; Series 2006, Floating Rate Bonds
  (LOC-General Electric Capital Corp.)
  5.34%(d)(g)                                  06/01/26        10,000         10,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lake Oswego (City of), Oregon Redevelopment
  Agency; Series 2005 B, Taxable TAN
  (LOC-Wells Fargo Bank, N.A.)
  5.39%(d)(g)                                  06/01/20   $       380    $       380,000
----------------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Series 2005 A,
  Taxable Student Loan RB (LOC-State Street
  Bank & Trust Co.) (Acquired 02/23/05; Cost
  $152,050,000)
  5.31%(b)(d)(g)                               02/01/41       152,050        152,050,000
----------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/18        55,200         55,200,000
----------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  12/01/53         3,575          3,575,000
----------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture Development
  Corp.); Series 2001, Taxable RB
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank)
  5.31%(d)(g)                                  06/01/36        36,300         36,300,000
----------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Briarwood Retirement Community);
  Series 2004 B, Taxable RB (LOC-Comerica
  Bank)
  5.38%(g)                                     01/01/35         8,810          8,810,000
----------------------------------------------------------------------------------------
Meharry Medical College; Series 2001,
  Unlimited Taxable GO (LOC-Bank of America,
  N.A.)
  5.31%(d)(g)                                  08/01/16         9,660          9,660,000
----------------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi Chaim Berlin; Series
  2005, Taxable RB (LOC-Allied Irish Banks
  PLC)
  5.30%(c)(d)(g)                               11/01/35        13,550         13,550,000
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Holland
  Home); Series 2005 B, Taxable Refunding
  Limited Obligation RB (LOC-Fifth Third
  Bank)
  5.35%(g)                                     11/01/28         7,760          7,760,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005, Taxable
  IDR (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  10/01/25        21,000         21,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 12/01/04; Cost $7,000,000)
  5.31%(b)(d)(g)                               03/01/19   $     7,000    $     7,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Cellular South Project); Series 2005,
  Taxable IDR (LOC-Bank of America, N.A.)
  (Acquired 06/01/06; Cost $10,000,000)
  5.31%(b)(d)(g)                               08/01/20        10,000         10,000,000
----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project); Series
  2003, Taxable IDR (LOC-JPMorgan Chase Bank)
  5.34%(d)(g)                                  12/01/27         7,330          7,330,000
----------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.); Series 2004 B,
  Taxable Home Mortgage RB (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  12/01/20         9,000          9,000,000
----------------------------------------------------------------------------------------
Net Magan Two LLC; Series 2006, Taxable Notes
  (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  04/01/26        15,200         15,200,000
----------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Thermal Energy Facilities);
  Series 2001 A, Taxable Marina Energy RB
  (LOC-Wachovia Bank, N.A.)
  5.32%(d)(g)                                  09/01/21         7,700          7,700,000
----------------------------------------------------------------------------------------
New Jersey (State of) Young Men's Christian
  Association of Hunterdon County; Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/24         2,305          2,305,000
----------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B, Taxable
  RB (LOC-Bank of New York)
  5.20%(d)(g)                                  11/01/37         1,650          1,650,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract
  Refunding RB (LOC-State Street Bank & Trust
  Co.)
  5.33%(d)(g)                                  09/15/07   $     4,600    $     4,600,000
----------------------------------------------------------------------------------------
  Series 2003 H Taxable Service Contract
  Refunding RB (LOC-Dexia Group S.A.)
  5.31%(c)(d)(g)                               09/15/08         7,200          7,200,000
----------------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project); Series
  2005, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.36%(d)(g)                                  01/01/20         2,110          2,110,000
----------------------------------------------------------------------------------------
PAP Realty LLC; Series 2005, Floating Rate
  Bonds (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  02/01/23        11,900         11,900,000
----------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
  Development Authority (GSG Investments
  Project); Series 2005 B, Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  05/01/27         3,270          3,270,000
----------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Series 2001 C, Taxable RB (LOC-Bank of
  America, N.A.)
  5.25%(d)(g)                                  02/15/21         7,500          7,500,000
----------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series
  2004, Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  5.38%(d)(g)                                  07/01/14         3,000          3,000,000
----------------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000, Floating
  Rate Bonds (LOC-Regions Bank)
  5.35%(d)(g)                                  09/01/20        15,650         15,650,000
----------------------------------------------------------------------------------------
Ray, R.G. Corp.; Series 2000, Floating Rate
  Bonds (LOC-LaSalle Bank N.A.)
  5.37%(d)(g)                                  01/01/15         2,800          2,800,000
----------------------------------------------------------------------------------------
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B,
  Taxable RB (LOC-Wachovia Bank, N.A.)
  5.40%(d)(j)                                  12/01/25         1,590          1,590,000
----------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.28%(d)(g)                                  12/01/22         4,070          4,069,723
----------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002, Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.33%(d)(g)                                  05/01/14        12,930         12,930,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

Sabri Arac (The Quarry School); Series 2005,
  Taxable Floating Rate Bonds (LOC-Bank of
  America, N.A.)
  5.31%(d)(g)                                  10/01/35   $     7,500    $     7,500,000
----------------------------------------------------------------------------------------
Savannah College of Art and Design; Series
  2004, RB (LOC-Bank of America, N.A.)
  5.33%(d)(g)                                  04/01/24         9,530          9,530,000
----------------------------------------------------------------------------------------
Seattle Art Museum; Series 2005, Taxable RB
  (LOC-Allied Irish Banks PLC)
  5.30%(c)(d)(g)                               07/01/33         5,500          5,500,000
----------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2002 B Floating
  Rate Notes (LOC-Wachovia Bank, N.A.)
  5.33%(d)(g)                                  11/01/52         9,730          9,730,000
----------------------------------------------------------------------------------------
  Series 2003 D Floating Rate Notes
  (LOC-Fifth Third Bank)
  5.33%(d)(g)                                  10/01/53         4,805          4,805,000
----------------------------------------------------------------------------------------
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of
  Indianapolis)
  5.33%(d)(g)                                  07/01/54        10,000         10,000,000
----------------------------------------------------------------------------------------
Sprenger Enterprises Inc.; Floating Rate
  Bonds (LOC-JPMorgan Chase Bank)
  5.33%(d)(g)                                  10/01/35        17,600         17,600,000
----------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  09/01/17         1,175          1,175,000
----------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/26        44,915         44,915,000
----------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Series 2004, Taxable
  RB (LOC-Bank of America, N.A.)
  5.31%(d)(g)                                  07/15/26        39,400         39,400,000
----------------------------------------------------------------------------------------
Wake Forest University; Series 1997, Taxable
  RB (LOC-Wachovia Bank, N.A.)
  5.38%(d)(g)                                  07/01/17         3,400          3,400,000
----------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series
  2004-A, Floating Rate Notes (LOC-Fifth
  Third Bank)
  5.33%(d)(g)                                  05/01/44         9,530          9,530,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Westmoreland (County of), Pennsylvania
  Industrial Development Authority (Excela
  Health); Series 2005 D, Taxable Health
  System IDR (LOC-Wachovia Bank, N.A.)
  5.34%(d)(g)                                  07/01/25   $     1,900    $     1,900,000
----------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital LLC;
  Series 2003, Taxable RB (LOC-JPMorgan Chase
  Bank)
  5.33%(d)(g)                                  11/01/23        37,800         37,800,000
========================================================================================
                                                                           1,184,924,723
========================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,607,114,723)                                                      1,607,114,723
========================================================================================

ASSET-BACKED SECURITIES-6.42%

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-2.03%

Sigma Finance Inc.,
  (Acquired 09/30/05; Cost $50,000,000)
  4.40%(b)(c)                                  10/04/06        50,000         50,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/13/06; Cost $99,990,000)
  5.29%(b)(c)(j)                               03/19/07       100,000         99,994,607
----------------------------------------------------------------------------------------
  (Acquired 06/09/06; Cost $100,000,000)
  5.50%(b)(c)                                  07/11/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $155,000,000)
  5.51%(b)(c)                                  08/13/07       155,000        155,000,000
========================================================================================
                                                                             404,994,607
========================================================================================

DIVERSIFIED BANKS-0.23%

Lothian Mortgages Master Issuer PLC; Series
  2006-1A, Class A1, Floating Rate Bonds
  (Acquired 05/05/06; Cost $45,333,000)
  5.30%(b)(c)(j)                               04/24/07        45,333         45,333,000
========================================================================================

FULLY BACKED-1.39%

RACERS Trust; Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $279,000,000)
  5.35%(b)(j)                                  01/22/07       279,000        279,000,000
========================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.52%

Wachovia Asset Securitization Issuance LLC;
  Series 2004-HEMM1, Class A, Putable
  Floating Rate Bonds (Acquired 09/07/05;
  Cost $104,365,715)
  5.31%(b)(j)(k)                               11/25/34   $   104,366    $   104,365,715
========================================================================================

STRUCTURED-2.25%

Granite Master Issuer PLC; Series 2006-1A,
  Class A1, Floating Rate Bonds (Acquired
  01/18/06; Cost $150,000,000)
  5.30%(b)(c)(j)                               01/20/07       150,000        150,000,000
----------------------------------------------------------------------------------------
Paragon Mortgage PLC; Series 12A, Class A1,
  Floating Rate Bonds (Acquired 07/14/06;
  Cost $95,000,000)
  5.31%(b)(c)(k)(l)                            05/17/07        95,000         95,000,000
----------------------------------------------------------------------------------------
Permanent Financing PLC; Series 9A, Class 1A,
  Floating Rate Bonds (Acquired 03/15/06;
  Cost $109,000,000)
  5.34%(b)(c)(j)                               03/10/07       109,000        109,000,000
----------------------------------------------------------------------------------------
Whitehawk CDO Funding Ltd./Corp.; Series
  2004-1A, Class AMME, Floating Rate Bonds
  (Acquired 09/12/05; Cost $95,000,000)
  5.35%(b)(c)(l)                               09/15/06        95,000         95,000,000
========================================================================================
                                                                             449,000,000
========================================================================================
    Total Asset-Backed Securities (Cost
      $1,282,693,322)                                                      1,282,693,322
========================================================================================

MASTER NOTE AGREEMENTS-5.11%(M)

Lehman Brothers Inc.
  (Acquired 04/08/05; Cost $113,800,000)
  5.43%(b)(d)(i)(n)                                 --        113,800        113,800,000
----------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $907,000,000)
  5.44%(b)(d)(i)                               12/06/06       907,000        907,000,000
========================================================================================
    Total Master Note Agreements (Cost
      $1,020,800,000)                                                      1,020,800,000
========================================================================================

LIQUID ASSETS PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

MEDIUM-TERM NOTES-4.35%

Allstate Life Global Funding Floating Rate
  MTN
  5.32%(j)                                     01/26/07   $    50,000    $    50,000,000
----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
  Floating Rate MTN (Acquired 11/18/03; Cost
  $130,000,000)
  5.39%(b)(j)                                  08/16/07       130,000        130,000,000
----------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  5.47%(b)(j)                                  07/06/07       140,000        140,000,000
----------------------------------------------------------------------------------------
Credit Agricole S.A.
  Floating Rate MTN (Acquired 06/23/06; Cost
  $100,000,000)
  5.48%(b)(c)(l)                               08/23/07       100,000        100,000,000
----------------------------------------------------------------------------------------
MetLife Global Funding I,
  Floating Rate MTN (Acquired 08/20/03; Cost
  $90,000,000)
  5.39%(b)(j)                                  09/14/07        90,000         90,000,000
----------------------------------------------------------------------------------------
  (Acquired 04/03/03; Cost $149,342,050)
  5.43%(b)(j)                                  08/28/07       149,300        149,317,728
----------------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp.
  Sec. Floating Rate MTN
  5.39%(j)                                     08/01/07        50,000         50,000,000
----------------------------------------------------------------------------------------
Royal Bank of Canada
  Floating Rate Yankee MTN
  5.40%(c)(j)                                  06/08/07       100,000        100,000,000
----------------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  Sr. Unsec. Floating Rate MTN (Acquired
  04/14/05; Cost $60,000,000)
  5.32%(b)(c)(j)                               08/21/07        60,000         60,000,000
========================================================================================
    Total Medium-Term Notes (Cost
      $869,317,728)                                                          869,317,728
========================================================================================

PROMISSORY NOTES-4.18%

Goldman Sachs Group, Inc. (The),
  (Acquired 01/06/06; Cost $100,000,000)
  4.77%(b)(o)                                  10/03/06       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 12/22/05; Cost $35,000,000)
  5.38%(b)(i)(o)                               09/18/06        35,000         35,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.38%(b)(i)(o)                               11/07/06       100,000        100,000,000
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)            VALUE
----------------------------------------------------------------------------------------

PROMISSORY NOTES-(CONTINUED)

  (Acquired 02/06/06; Cost $200,000,000)
  5.39%(b)(i)(o)                               12/04/06   $   200,000    $   200,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.42%(b)(j)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/06/06; Cost $150,000,000)
  5.43%(b)(i)(o)                               10/03/06       150,000        150,000,000
----------------------------------------------------------------------------------------
  (Acquired 01/11/06; Cost $100,000,000)
  5.52%(b)(l)(o)                               11/07/06       100,000        100,000,000
========================================================================================
    Total Promissory Notes (Cost
      $835,000,000)                                                          835,000,000
========================================================================================

FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
  (Acquired 08/25/06; Cost $100,000,000)
  5.46%(b)(l)(o)                               08/27/07       100,000        100,000,000
----------------------------------------------------------------------------------------
  (Acquired 11/21/05; Cost $110,000,000)
  5.47%(b)(l)(o)                               11/21/06       110,000        110,000,000
----------------------------------------------------------------------------------------
New York Life Insurance Co.
  (Acquired 04/05/06; Cost $253,000,000)
  5.57%(b)(l)(o)                               04/05/07       253,000        253,000,000
========================================================================================
    Total Funding Agreements (Cost
      $463,000,000)                                                          463,000,000
========================================================================================

TIME DEPOSITS-1.87%

Calyon S.A. (Cayman Islands)
  5.30%(d)                                     09/01/06       100,000        100,000,000
----------------------------------------------------------------------------------------
Dexia Bank S.A. (Belgium)
  5.29%(d)                                     09/01/06       102,000        102,000,000
----------------------------------------------------------------------------------------
Suntrust Bank (Cayman Islands)
  5.30%(d)                                     09/01/06       171,595        171,595,576
========================================================================================
    Total Time Deposits (Cost $373,595,576)                                  373,595,576
========================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.03%

OVERSEAS PRIVATE INVESTMENT CORP.-0.03%

Floating Rate Notes, 5.31%(d)(e)(g)
  (Cost $6,500,000)                            12/31/10         6,500          6,500,000
========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-76.46% (Cost $15,276,559,208)                               15,276,559,208
========================================================================================

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-24.61%(P)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08) 5.23%, 09/01/06                      $10,001,453    $    10,000,000
----------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35) 5.29%,
  09/01/06                                                485,071,268        485,000,000
----------------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259; 4.50%-8.13%,
  08/15/21-02/15/36) 5.23%, 09/01/06                       10,001,453         10,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                                          10,001,456         10,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46) 5.28%, 09/01/06                       14,488,997         14,486,872
----------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $656,381,668 (collateralized by U.S.
  Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                                         262,942,590        262,904,104
----------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $225,032,938 (collateralized by U.S.
  Treasury obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%, 09/01/06                                          75,010,979         75,000,000
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                           REPURCHASE
                                                             AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $1,106,165,055 (collateralized by Corporate
  obligations valued at $1,148,417,257;
  0%-7.88%, 09/22/06-12/01/49) 5.37%,
  09/01/06(c)                                             $685,516,331   $   685,414,042
----------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/07)
  5.24%, 09/01/06                                          10,001,456         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,149,236
  (collateralized by Corporate obligations
  valued at $1,050,000; 0%-7.72%,
  12/20/09-03/15/49) 5.37%, 09/01/06                      516,077,006        516,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066; 3.88%-12.00%,
  08/15/07-08/15/13) 5.23%, 09/01/06                       10,001,453         10,000,000
----------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $700,102,472 (collateralized
  by U.S. Government obligations valued at
  $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                                         195,028,546        195,000,000
----------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $400,058,556 (collateralized
  by U.S. Government obligations valued at
  $408,004,601; 0%, 11/29/06-06/23/33) 5.27%,
  09/01/06                                                249,036,451        249,000,000
----------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28) 5.24%, 09/01/06                       10,001,456         10,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, maturing value $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,000;
  3.00%-5.00%, 04/15/09-11/01/19) 5.29%,
  09/01/06                                                $200,029,389   $   200,000,000
----------------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $600,089,375 (collateralized by Corporate
  obligations valued at $630,000,001;
  5.11%-6.09%, 11/25/35-04/25/36) 5.36%,
  09/01/06(c)                                             299,349,370        299,304,786
----------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,390 (collateralized by U.S.
  Treasury
  obligations valued at $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28) 5.24%,
  09/01/06                                                 10,001,456         10,000,000
----------------------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,667 (collateralized by U.S.
  Government obligations valued at
  $255,000,000; 4.00%-7.00%,
  09/01/17-06/01/36) 5.28%, 09/01/06                      170,024,933        170,000,000
----------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $800,117,333 (collateralized
  by U.S. Government obligations valued at
  $816,006,506; 0%-8.13%, 02/17/09-02/01/37)
  5.28%, 09/01/06                                         606,171,202        606,082,310
----------------------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                                          10,001,453         10,000,000
----------------------------------------------------------------------------------------
Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                                          10,001,444         10,000,000
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                           REPURCHASE
                                                             AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10) 5.24%,
  09/01/06                                                $10,001,456    $    10,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917
  (collateralized by U.S. Government
  obligations valued at $308,544,973;
  4.38%-5.67%, 10/15/06-07/15/16) 5.27%,
  09/01/06                                                100,014,639        100,000,000
----------------------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333
  (collateralized by U.S. Government
  obligations valued at $510,000,000;
  5.00%-5.50%, 09/01/33-04/01/35) 5.28%,
  09/01/06                                                360,052,800        360,000,000
----------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,389
  (collateralized by U.S. Government
  obligations valued at $204,000,485;
  0%-9.00%, 01/15/08-07/01/36) 5.29%,
  09/01/06                                                 65,009,551         65,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/31/06,
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,597; 5.00%-7.00%,
  06/01/18-08/01/36) 5.28%, 09/01/06                      250,036,667        250,000,000
----------------------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury
  obligations valued at $510,002,402;
  4.38%-12.00%, 11/15/08-08/15/13) 5.23%,
  09/01/06                                                 44,692,059         44,685,567
----------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,667 (collateralized
  by U.S. Government obligations valued at
  $255,000,663; 4.50%-6.25%,
  07/20/15-02/15/36) 5.28%, 09/01/06                      200,029,333        200,000,000
----------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

                                                           REPURCHASE
                                                             AMOUNT           VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,074,722 (collateralized
  by $525,000,001; 0%-7.77%,
  06/01/30-07/15/45) 5.38%, 09/01/06                      $39,570,584    $    39,564,671
========================================================================================
    Total Repurchase Agreements (Cost
      $4,917,442,352)                                                      4,917,442,352
========================================================================================
TOTAL INVESTMENTS-101.07% (Cost
  $20,194,001,560)(q)(r)                                                  20,194,001,560
========================================================================================
OTHER ASSETS LESS LIABILITIES-(1.07)%                                       (213,176,148)
========================================================================================
NET ASSETS-100.00%                                                       $19,980,825,412
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $10,949,387,900, which represented 54.80% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 11.5%; Netherlands: 6.1%; other countries less than 5%:
    13.3%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(l) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2006.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(n) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(o) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2006 was $1,298,000,000, which represented 6.50% of the Fund's Net Assets.
(p) Principal amount equals value at period end. See Note 1I.
(q) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $15,276,559,208)                           $15,276,559,208
------------------------------------------------------------
Repurchase agreements (cost $4,917,442,352)    4,917,442,352
============================================================
    Total investments (cost
      $20,194,001,560)                        20,194,001,560
============================================================
Interest receivable                               76,631,207
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  721,110
------------------------------------------------------------
Other assets                                         156,062
============================================================
    Total assets                              20,271,509,939
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          197,525,324
------------------------------------------------------------
  Dividends                                       89,248,216
------------------------------------------------------------
  Amount due custodian                               151,411
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,053,379
------------------------------------------------------------
Accrued distribution fees                            675,453
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            47,069
------------------------------------------------------------
Accrued transfer agent fees                          222,043
------------------------------------------------------------
Accrued operating expenses                           761,632
============================================================
    Total liabilities                            290,684,527
============================================================
Net assets applicable to shares outstanding  $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $19,979,942,922
------------------------------------------------------------
Undistributed net investment income                2,058,268
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (1,175,778)
============================================================
                                             $19,980,825,412
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $15,058,663,790
____________________________________________________________
============================================================
Private Investment Class                     $   980,680,864
____________________________________________________________
============================================================
Personal Investment Class                    $    64,434,095
____________________________________________________________
============================================================
Cash Management Class                        $ 2,713,882,007
____________________________________________________________
============================================================
Reserve Class                                $    17,423,930
____________________________________________________________
============================================================
Resource Class                               $ 1,089,106,989
____________________________________________________________
============================================================
Corporate Class                              $    56,633,737
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           15,057,862,078
____________________________________________________________
============================================================
Private Investment Class                         980,689,765
____________________________________________________________
============================================================
Personal Investment Class                         64,436,249
____________________________________________________________
============================================================
Cash Management Class                          2,713,813,934
____________________________________________________________
============================================================
Reserve Class                                     17,428,040
____________________________________________________________
============================================================
Resource Class                                 1,089,107,807
____________________________________________________________
============================================================
Corporate Class                                   56,604,547
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class           $          1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $916,874,178
==========================================================================
EXPENSES:

Advisory fees                                                   29,796,541
--------------------------------------------------------------------------
Administrative services fees                                     1,105,931
--------------------------------------------------------------------------
Custodian fees                                                     846,529
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       5,034,691
--------------------------------------------------------------------------
  Personal Investment Class                                        553,477
--------------------------------------------------------------------------
  Cash Management Class                                          2,922,764
--------------------------------------------------------------------------
  Reserve Class                                                    580,623
--------------------------------------------------------------------------
  Resource Class                                                 1,963,216
--------------------------------------------------------------------------
  Corporate Class                                                  190,325
--------------------------------------------------------------------------
Transfer agent fees                                              2,833,511
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          534,130
--------------------------------------------------------------------------
Other                                                            1,573,809
==========================================================================
    Total expenses                                              47,935,547
==========================================================================
Less: Fees waived                                              (15,657,747)
==========================================================================
    Net expenses                                                32,277,800
==========================================================================
Net investment income                                          884,596,378
==========================================================================
Net realized gain from investment securities                       911,060
==========================================================================
Net increase in net assets resulting from operations          $885,507,438
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006               2005
------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $   884,596,378    $   445,613,914
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 911,060           (915,159)
================================================================================================
    Net increase in net assets resulting from operations          885,507,438        444,698,755
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (639,998,716)      (309,242,118)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        (42,306,265)       (19,019,043)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,936,707)          (879,646)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (127,479,313)       (92,962,354)
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (1,939,893)        (1,317,050)
------------------------------------------------------------------------------------------------
  Resource Class                                                  (42,131,448)       (20,406,785)
------------------------------------------------------------------------------------------------
  Corporate Class                                                 (27,804,036)        (1,786,918)
================================================================================================
    Total distributions from net investment income               (884,596,378)      (445,613,914)
================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (478,590)                --
------------------------------------------------------------------------------------------------
  Private Investment Class                                            (33,284)                --
------------------------------------------------------------------------------------------------
  Personal Investment Class                                            (1,910)                --
------------------------------------------------------------------------------------------------
  Cash Management Class                                               (76,508)                --
------------------------------------------------------------------------------------------------
  Reserve Class                                                          (538)                --
------------------------------------------------------------------------------------------------
  Resource Class                                                      (32,914)                --
------------------------------------------------------------------------------------------------
  Corporate Class                                                      (1,728)                --
================================================================================================
    Total distributions from net realized gains                      (625,472)                --
================================================================================================
    Decrease in net assets resulting from distributions          (885,221,850)      (445,613,914)
================================================================================================
Share transactions-net:
  Institutional Class                                           2,776,520,511     (1,144,190,299)
------------------------------------------------------------------------------------------------
  Private Investment Class                                        171,846,264       (269,907,338)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        18,242,840         (1,974,188)
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (695,502,781)      (931,742,284)
------------------------------------------------------------------------------------------------
  Reserve Class                                                  (110,822,387)        63,305,665
------------------------------------------------------------------------------------------------
  Resource Class                                                  186,260,377        (49,315,218)
------------------------------------------------------------------------------------------------
  Corporate Class                                                (409,826,741)       466,431,288
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         1,936,718,083     (1,867,392,374)
================================================================================================
    Net increase (decrease) in net assets                       1,937,003,671     (1,868,307,533)
================================================================================================

NET ASSETS:

  Beginning of year                                            18,043,821,741     19,912,129,274
================================================================================================
  End of year (including undistributed net investment income
    of $2,058,268 and $2,683,741, respectively)               $19,980,825,412    $18,043,821,741
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

LIQUID ASSETS PORTFOLIO

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $12,836,243.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $1,105,931.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $2,830,660.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $3,020,815, $405,883, $2,338,211, $505,142, $1,963,216 and $190,325,
respectively, after FMC waived Plan fees of $2,013,876, $147,594, $584,553 and $75,481, $0 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $76,446 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

LIQUID ASSETS PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $885,221,850    $445,613,914
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
-------------------------------------------------------------------------------
Undistributed ordinary income                                   $     3,827,343
-------------------------------------------------------------------------------
Temporary book/tax differences                                       (1,769,075)
-------------------------------------------------------------------------------
Capital loss carryforward                                            (1,175,778)
-------------------------------------------------------------------------------
Shares of beneficial interest                                    19,979,942,922
===============================================================================
  Total net assets                                              $19,980,825,412
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $874,013 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                  $ 1,175,778
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2006, undistributed net investment income was decreased by $625,473, undistributed net realized gain (loss) was increased by $625,473. This reclassification had no effect on the net assets of the Fund.

LIQUID ASSETS PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------------------------
                                                                  2006(A)                                   2005
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               235,557,317,240    $ 235,557,317,240     203,470,887,802    $ 203,470,887,802
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           12,809,831,465       12,809,831,465       8,508,841,541        8,508,841,541
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                           1,080,146,099        1,080,146,099         560,513,249          560,513,249
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              50,246,286,171       50,246,286,171      53,884,816,628       53,884,816,628
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         213,645,752          213,645,752         243,178,679          243,178,679
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      8,216,417,009        8,216,417,009      11,353,643,932       11,353,643,932
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                 12,038,432,670       12,038,432,670       2,341,426,265        2,341,426,265
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   308,390,126          308,390,126         128,691,685          128,691,685
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               23,640,815           23,640,815           9,682,580            9,682,580
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,430,778            1,430,778             446,107              446,107
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  82,949,222           82,949,222          50,536,531           50,536,531
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           2,069,873            2,069,873           1,032,168            1,032,168
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         37,352,491           37,352,491          16,898,199           16,898,199
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     13,737,375           13,737,375             614,069              614,069
=================================================================================================================================
Reacquired:
  Institutional Class                              (233,089,186,855)    (233,089,186,855)   (204,743,769,786)    (204,743,769,786)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          (12,661,626,016)     (12,661,626,016)     (8,788,431,459)      (8,788,431,459)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                          (1,063,334,037)      (1,063,334,037)       (562,933,544)        (562,933,544)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (51,024,738,174)     (51,024,738,174)    (54,867,095,443)     (54,867,095,443)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (326,538,012)        (326,538,012)       (180,905,182)        (180,905,182)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (8,067,509,123)      (8,067,509,123)    (11,419,857,349)     (11,419,857,349)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                (12,461,996,786)     (12,461,996,786)     (1,875,609,046)      (1,875,609,046)
=================================================================================================================================
                                                      1,936,718,083    $   1,936,718,083      (1,867,392,374)   $  (1,867,392,374)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 19% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
     In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class commenced sales on March 29, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

LIQUID ASSETS PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       RESOURCE CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                 2006            2005        2004         2003          2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00       $   1.00    $   1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.04           0.02        0.01          0.01          0.02
-------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                         0.00           0.00       (0.00)         0.00          0.00
===============================================================================================================================
    Total from investment operations                                0.04           0.02        0.01          0.01          0.02
===============================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.04)         (0.02)      (0.01)        (0.01)        (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.00)            --          --            --            --
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                              (0.04)         (0.02)      (0.01)        (0.01)        (0.02)
===============================================================================================================================
Net asset value, end of period                                $     1.00       $   1.00    $   1.00    $     1.00    $     1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                     4.36%          2.29%       0.85%         1.12%         1.96%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,089,107       $902,832    $952,193    $1,239,380    $1,546,155
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.32%(b)       0.32%       0.32%         0.31%         0.31%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.38%(b)       0.39%       0.38%         0.37%         0.39%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net assets                4.30%(b)       2.24%       0.84%         1.14%         1.92%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $981,607,997.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-67.52%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/ LEASES-2.37%

Fountain Square Commercial Funding Corp.
  (Acquired 08/30/06; Cost $49,780,833)
  5.26%(b)                                     09/29/06   $     50,000   $   49,795,445
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $30,873,927)
  5.37%(b)                                     09/15/06         31,134       31,068,982
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $19,249,268)
  5.37%(b)                                     09/19/06         19,391       19,338,935
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $40,435,516)
  5.37%(b)                                     09/25/06         40,770       40,624,043
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $45,969,814)
  5.37%(b)                                     09/28/06         46,371       46,184,241
=======================================================================================
                                                                            187,011,646
=======================================================================================

ASSET-BACKED SECURITIES- CONSUMER RECEIVABLES-5.94%

Old Line Funding, LLC
  (Acquired 08/18/06; Cost $25,566,270)
  5.26%(b)                                     09/12/06         25,660       25,618,759
---------------------------------------------------------------------------------------
  (Acquired 08/24/06; Cost $25,001,877)
  5.26%(b)                                     10/16/06         25,197       25,031,330
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $69,500,667)
  5.35%(b)                                     09/07/06         70,000       69,937,583
---------------------------------------------------------------------------------------
  (Acquired 07/20/06; Cost $49,650,111)
  5.36%(b)                                     09/05/06         50,000       49,970,222
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC
  (Acquired 08/11/06; Cost $38,811,833)
  5.26%(b)                                     09/20/06         39,040       38,931,621
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $99,327,889)
  5.26%(b)                                     10/03/06        100,000       99,532,444
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $33,720,747)
  5.26%(b)                                     10/10/06         34,000       33,805,520
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-(CONTINUED)

  (Acquired 08/09/06; Cost $23,950,599)
  5.27%(b)                                     10/03/06   $     24,145   $   24,031,894
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $46,662,866)
  5.27%(b)                                     10/05/06         47,000       46,766,071
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $15,074,151)
  5.28%(b)                                     10/06/06         15,190       15,112,025
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $28,744,483)
  5.35%(b)                                     09/05/06         28,951       28,933,790
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $11,824,883)
  5.36%(b)                                     09/07/06         11,910       11,899,360
=======================================================================================
                                                                            469,570,619
=======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-8.38%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 08/30/06; Cost
  $36,597,754)
  5.27%(b)                                     09/21/06         36,716       36,608,504
---------------------------------------------------------------------------------------
Aspen Funding Corp. (CEP-MBIA Insurance
  Corp.) (Acquired 08/29/06; Cost
  $74,615,729)
  5.27%(b)                                     10/03/06         75,000       74,648,667
---------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC
  Series A (Multi CEP's-Liberty Hampshire
  Co., LLC; agent) (Acquired 07/19/06; Cost
  $80,185,945)
  5.36%(b)                                     09/12/06         80,848       80,715,589
---------------------------------------------------------------------------------------
Long Lane Master Trust IV
  Series A (CEP-Bank of America Corp.)
  (Acquired 08/29/06; Cost $49,780,417)
  5.27%(b)                                     09/28/06         50,000       49,802,375
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $50,223,046)
  5.27%(b)                                     09/29/06         50,452       50,245,203
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (CEP-MBIA Insurance
  Corp.)
  (Acquired 08/18/06; Cost $49,758,917)
  5.26%(b)                                     09/20/06   $     50,000   $   49,861,194
---------------------------------------------------------------------------------------
  (Acquired 08/30/06; Cost $74,615,729)
  5.27%(b)                                     10/04/06         75,000       74,637,687
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $74,604,750)
  5.27%(b)                                     10/06/06         75,000       74,615,729
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,792,722)
  5.33%(b)                                     09/01/06         50,000       50,000,000
---------------------------------------------------------------------------------------
Three Rivers Funding Corp. (CEP-Mellon Bank,
  N.A.)
  (Acquired 08/16/06; Cost $50,000,745)
  5.26%(b)                                     09/18/06         50,243       50,118,202
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $31,894,729)
  5.27%(b)                                     09/26/06         32,026       31,908,794
---------------------------------------------------------------------------------------
Triple-A One Funding Corp., (CEP-MBIA
  Insurance Corp.)
  (Acquired 08/30/06; Cost $11,986,144)
  5.27%(b)                                     10/26/06         12,087       11,989,683
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $27,179,553)
  5.33%(b)                                     09/06/06         27,313       27,292,781
=======================================================================================
                                                                            662,444,408
=======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-24.43%

Atlantic Asset Securitization Corp.
  (Acquired 07/19/06; Cost $11,478,230)
  5.36%(b)                                     09/12/06         11,573       11,554,046
---------------------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 08/10/06; Cost $49,802,750)
  5.26%(b)                                     09/06/06         50,000       49,963,472
---------------------------------------------------------------------------------------
  (Acquired 08/17/06; Cost $74,389,596)
  5.26%(b)                                     10/04/06         74,915       74,553,785
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $99,196,389)
  5.26%(b)                                     10/05/06        100,000       99,503,222
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC
  (Acquired 08/28/06; Cost $29,806,767)
  5.27%(b)                                     10/11/06   $     30,000   $   29,824,333
---------------------------------------------------------------------------------------
  (Acquired 08/08/06; Cost $59,565,533)
  5.32%(b)                                     09/26/06         60,000       59,778,333
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,316,389)
  5.35%(b)                                     09/08/06        100,000       99,895,972
---------------------------------------------------------------------------------------
  (Acquired 07/17/06; Cost $90,166,062)
  5.35%(b)                                     09/13/06         90,950       90,787,806
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $96,963,885)
  5.35%(b)                                     09/07/06         97,500       97,413,063
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
  5.26%                                        10/02/06        150,000      149,320,583
---------------------------------------------------------------------------------------
  5.27%                                        10/16/06        100,000       99,341,250
---------------------------------------------------------------------------------------
CRC Funding LLC
  (Acquired 08/09/06; Cost $45,455,687)
  5.26%(b)                                     09/25/06         45,770       45,609,500
---------------------------------------------------------------------------------------
  (Acquired 08/10/06; Cost $24,828,319)
  5.26%(b)                                     09/26/06         25,000       24,908,681
---------------------------------------------------------------------------------------
  (Acquired 08/11/06; Cost $40,521,725)
  5.26%(b)                                     10/05/06         40,850       40,647,066
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $34,733,067)
  5.28%(b)                                     10/06/06         35,000       34,820,333
---------------------------------------------------------------------------------------
  (Acquired 08/04/06; Cost $49,637,264)
  5.33%(b)                                     09/22/06         50,000       49,844,542
---------------------------------------------------------------------------------------
  (Acquired 07/25/06; Cost $49,628,472)
  5.35%(b)                                     09/13/06         50,000       49,910,833
---------------------------------------------------------------------------------------
  (Acquired 07/19/06; Cost $99,166,222)
  5.36%(b)                                     09/13/06        100,000       99,821,333
---------------------------------------------------------------------------------------
  (Acquired 07/21/06; Cost $8,623,575)
  5.36%(b)                                     09/18/06          8,700        8,677,979
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $40,552,895)
  5.36%(b)                                     09/19/06         40,900       40,790,388
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
  (Acquired 08/22/06; Cost $46,417,184)
  5.27%(b)                                     10/12/06         46,766       46,485,580
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp.
  (Acquired 08/10/06; Cost $20,137,311)
  5.26%(b)                                     09/08/06   $     20,223   $   20,202,317
---------------------------------------------------------------------------------------
  (Acquired 08/18/06; Cost $89,925,195)
  5.26%(b)                                     10/10/06         90,627       90,110,577
---------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC
  (Acquired 08/10/06; Cost $15,600,615)
  5.26%(b)                                     09/08/06         15,667       15,650,976
---------------------------------------------------------------------------------------
  (Acquired 08/09/06; Cost $51,417,817)
  5.26%(b)                                     10/04/06         51,842       51,592,035
---------------------------------------------------------------------------------------
Ranger Funding Co., LLC
  (Acquired 08/11/06; Cost $99,327,889)
  5.26%(b)                                     09/26/06        100,000       99,634,722
---------------------------------------------------------------------------------------
  (Acquired 07/24/06; Cost $99,360,972)
  5.35%(b)                                     09/05/06        100,000       99,940,556
---------------------------------------------------------------------------------------
  (Acquired 08/01/06; Cost $99,390,694)
  5.35%(b)                                     09/11/06        100,000       99,851,389
---------------------------------------------------------------------------------------
Sheffield Receivables Corp.
  (Acquired 08/21/06; Cost $99,561,667)
  5.26%(b)                                     09/20/06        100,000       99,722,389
---------------------------------------------------------------------------------------
Yorktown Capital LLC
  5.35%                                        09/14/06         50,000       49,903,403
=======================================================================================
                                                                          1,930,060,464
=======================================================================================

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-7.47%

Galaxy Funding Inc.
  (Acquired 08/29/06; Cost $14,872,883)
  5.26%(b)                                     10/26/06         15,000       14,879,458
---------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.
  (Acquired 08/17/06; Cost $64,695,511)
  5.27%(b)                                     09/18/06         65,000       64,838,240
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $49,780,417)
  5.27%(b)                                     09/21/06         50,000       49,853,611
---------------------------------------------------------------------------------------
  (Acquired 08/22/06; Cost $100,002,465)
  5.28%(b)                                     09/22/06        100,444      100,134,926
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour CDO Ltd./Inc.
  Series 2005-I
  (Acquired 08/24/06; Cost $85,728,058)
  5.28%(b)                                     09/27/06   $     86,145   $   85,816,500
---------------------------------------------------------------------------------------
  (Acquired 08/14/06; Cost $138,802,300)
  5.31%(b)                                     10/11/06        140,000      139,174,000
---------------------------------------------------------------------------------------
Tierra Alta Funding Ltd./Corp.
  (Acquired 08/29/06; Cost $49,955,226)
  5.28%(b)                                     09/28/06         50,176       49,977,303
---------------------------------------------------------------------------------------
  (Acquired 08/31/06; Cost $9,948,667)
  5.28%(b)                                     10/05/06         10,000        9,950,133
---------------------------------------------------------------------------------------
  (Acquired 08/15/06; Cost $39,794,472)
  5.29%(b)                                     09/19/06         40,000       39,894,300
---------------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
  (Acquired 08/10/06; Cost $35,243,496)
  5.27%(b)                                     09/15/06         35,425       35,352,399
=======================================================================================
                                                                            589,870,870
=======================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-1.01%

Ciesco, LLC
  (Acquired 08/30/06; Cost $29,793,983)
  5.26%(b)                                     10/16/06         30,000       29,802,750
---------------------------------------------------------------------------------------
  (Acquired 08/29/06; Cost $49,642,028)
  5.26%(b)                                     10/17/06         50,000       49,663,944
=======================================================================================
                                                                             79,466,694
=======================================================================================

CONSUMER FINANCE-4.10%

Toyota Motor Credit Corp.
  5.25%                                        09/25/06        100,000       99,650,000
---------------------------------------------------------------------------------------
  5.25%                                        09/27/06        125,000      124,526,042
---------------------------------------------------------------------------------------
  5.26%                                        10/12/06        100,000       99,400,944
=======================================================================================
                                                                            323,576,986
=======================================================================================

STIC PRIME PORTFOLIO


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------

DIVERSIFIED BANKS-7.50%

Bank of America Corp.
  5.28%                                        10/13/06   $    150,000   $  149,076,875
---------------------------------------------------------------------------------------
Citigroup Funding Inc.
  5.26%                                        10/06/06         70,000       69,642,028
---------------------------------------------------------------------------------------
  5.27%                                        09/21/06        100,000       99,707,222
---------------------------------------------------------------------------------------
  5.31%                                        09/18/06        100,000       99,749,250
---------------------------------------------------------------------------------------
  5.35%                                        09/14/06        125,000      124,758,507
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  5.25%                                        09/29/06         50,000       49,795,833
=======================================================================================
                                                                            592,729,715
=======================================================================================

INDUSTRIAL CONGLOMERATES-1.26%

General Electric Co.
  5.26%                                        09/29/06        100,000       99,590,889
=======================================================================================

INVESTMENT BANKING & BROKERAGE-1.90%

Bear, Stearns & Co., Inc.
  5.27%                                        09/11/06         75,000       74,890,208
---------------------------------------------------------------------------------------
  5.31%                                        09/12/06         75,000       74,878,313
=======================================================================================
                                                                            149,768,521
=======================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.16%

General Electric Capital Corp.
  5.34%                                        09/06/06        100,000       99,925,833
---------------------------------------------------------------------------------------
  5.35%                                        09/15/06        150,000      149,687,917
=======================================================================================
                                                                            249,613,750
=======================================================================================
    Total Commercial Paper (Cost
      $5,333,704,562)                                                     5,333,704,562
=======================================================================================

MASTER NOTE AGREEMENTS-9.30%

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost $335,000,000)
  5.43%(b)(c)(d)(e)                                 --         335,000      335,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/22/06; Cost $400,000,000)
  5.44%(b)(c)(d)                               12/06/06        400,000      400,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $735,000,000)                                                         735,000,000
=======================================================================================

CERTIFICATE OF DEPOSIT-1.26%

Wells Fargo Bank, N.A.
  5.26%
  (Cost $100,000,000)                          09/28/06        100,000      100,000,000
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-1.13%

FEDERAL HOME LOAN BANK (FHLB)-1.13%

Unsec. Disc. Notes,
  4.98%(a)(c)
  (Cost $89,211,000)                           09/01/06   $     89,211   $   89,211,000
=======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-79.21% (Cost $6,257,915,562)                                6,257,915,562
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-21.20%(F)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $1,000,146,944
  (collateralized by U.S. Government
  obligations valued at $1,020,000,001;
  5.00%-5.50%, 12/01/34-07/01/35)
  5.29%, 09/01/06                               375,055,104      375,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $500,073,333 (collateralized by U.S.
  Government obligations valued at
  $510,000,000; 4.30%-7.65%,
  01/01/09-08/01/46)
  5.28%, 09/01/06                               485,585,336      485,513,128
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                                99,014,493       99,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $500,073,472 (collateralized
  by U.S. Government obligations valued at
  $510,002,603; 0%-6.30%, 09/21/06-05/25/35)
  5.29%, 09/01/06                               245,036,001      245,000,000
----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $275,040,257 (collateralized by U.S.
  Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                               124,018,152      124,000,000
----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,800; 3.63%-7.25%,
  01/15/10-02/15/26)
  5.27%, 09/01/06                              $ 99,014,493   $   99,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-
  07/15/16)
  5.27%, 09/01/06                                49,007,173       49,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                                49,007,173       49,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                              $ 50,007,320   $   50,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $1,674,513,128)                                          1,674,513,128
============================================================================
TOTAL INVESTMENTS-100.41%
  (Cost $7,932,428,690)(g)(h)                                  7,932,428,690
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (32,469,635)
============================================================================
NET ASSETS-100.00%                                            $7,899,959,055
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:
(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $4,354,859,466, which represented 55.13% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2006.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 1I.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   Entities                               Percentage
   -------------------------------------------------
   Merrill Lynch & Co.                        5.1%
   -------------------------------------------------
   MBIA Insurance Corp.                       5.1
   -------------------------------------------------
   Corporate Receivables Corp.                5.0
   -------------------------------------------------
   Other Entities Less than 5%               64.0
   -------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $6,257,915,562)                       $6,257,915,562
------------------------------------------------------------
Repurchase agreements (cost $1,674,513,128)    1,674,513,128
============================================================
    Total investments (cost $7,932,428,690)    7,932,428,690
============================================================
Cash                                                 537,504
------------------------------------------------------------
Interest receivable                                1,974,393
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               382,058
------------------------------------------------------------
Other assets                                         242,275
============================================================
    Total assets                               7,935,564,920
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       33,942,532
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 954,141
------------------------------------------------------------
Accrued distribution fees                            485,381
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            18,603
------------------------------------------------------------
Accrued transfer agent fees                           60,734
------------------------------------------------------------
Accrued operating expenses                           144,474
============================================================
    Total liabilities                             35,605,865
============================================================
Net assets applicable to shares outstanding   $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,899,183,740
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $7,899,959,055
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $4,723,581,759
____________________________________________________________
============================================================
Private Investment Class                      $  591,306,048
____________________________________________________________
============================================================
Personal Investment Class                     $  299,205,254
____________________________________________________________
============================================================
Cash Management Class                         $1,378,963,716
____________________________________________________________
============================================================
Reserve Class                                 $   55,891,911
____________________________________________________________
============================================================
Resource Class                                $  325,328,483
____________________________________________________________
============================================================
Corporate Class                               $  525,681,884
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            4,724,130,288
____________________________________________________________
============================================================
Private Investment Class                         591,410,699
____________________________________________________________
============================================================
Personal Investment Class                        299,159,759
____________________________________________________________
============================================================
Cash Management Class                          1,379,029,281
____________________________________________________________
============================================================
Reserve Class                                     55,900,638
____________________________________________________________
============================================================
Resource Class                                   325,301,173
____________________________________________________________
============================================================
Corporate Class                                  525,681,886
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $357,215,045
==========================================================================

EXPENSES:

Advisory fees                                                   11,529,681
--------------------------------------------------------------------------
Administrative services fees                                       740,594
--------------------------------------------------------------------------
Custodian fees                                                     323,263
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,702,340
--------------------------------------------------------------------------
  Personal Investment Class                                      1,489,927
--------------------------------------------------------------------------
  Cash Management Class                                          1,100,191
--------------------------------------------------------------------------
  Reserve Class                                                    584,640
--------------------------------------------------------------------------
  Resource Class                                                   738,592
--------------------------------------------------------------------------
  Corporate Class                                                   64,794
--------------------------------------------------------------------------
Transfer agent fees                                              1,073,970
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          207,591
--------------------------------------------------------------------------
Other                                                              766,951
==========================================================================
    Total expenses                                              21,322,534
==========================================================================
Less: Fees waived                                               (7,331,572)
==========================================================================
    Net expenses                                                13,990,962
==========================================================================
Net investment income                                          343,224,083
==========================================================================
Net increase in net assets resulting from operations          $343,224,083
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  343,224,083    $  178,072,841
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (234,363,354)     (132,543,246)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (22,943,890)      (10,087,540)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (8,010,719)       (2,686,889)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (49,228,142)      (26,260,251)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,108,618)       (1,179,613)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (16,193,048)       (4,869,787)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (10,376,312)         (445,515)
==============================================================================================
    Decrease in net assets resulting from distributions         (343,224,083)     (178,072,841)
==============================================================================================
Share transactions-net:
  Institutional Class                                            156,376,625      (471,754,840)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        34,597,047       163,089,734
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      136,456,690        50,823,802
----------------------------------------------------------------------------------------------
  Cash Management Class                                          469,909,700       338,989,930
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (10,802,596)      (41,624,169)
----------------------------------------------------------------------------------------------
  Resource Class                                                  53,456,001       120,089,040
----------------------------------------------------------------------------------------------
  Corporate Class                                                471,719,805        53,962,081
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,311,713,272       213,575,578
==============================================================================================
    Net increase in net assets                                 1,311,713,272       213,575,578
==============================================================================================

NET ASSETS:

  Beginning of year                                            6,588,245,783     6,374,670,205
==============================================================================================
  End of year (including undistributed net investment income
    of $779,248 and $779,248, respectively)                   $7,899,959,055    $6,588,245,783
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STIC PRIME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

STIC PRIME PORTFOLIO

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $5,409,562.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $740,594.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $1,073,948.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,621,404, $1,092,613, $880,153, $508,637,
$590,873 and $64,794, respectively, after FMC waived Plan fees of $1,080,936, $397,314, $220,038, $76,003, $147,719 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

STIC PRIME PORTFOLIO


    During the year ended August 31, 2006, the Fund paid legal fees of $31,632 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                          2006              2005
---------------------------------------------------------------------
Distributions paid from ordinary
  income                              $343,224,083      $178,072,841
_____________________________________________________________________
=====================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                        2006
--------------------------------------------------
Undistributed ordinary income      $    1,610,921
--------------------------------------------------
Temporary book/tax differences           (831,673)
--------------------------------------------------
Capital loss carryforward                  (3,933)
--------------------------------------------------
Shares of beneficial interest       7,899,183,740
==================================================
  Total net assets                 $7,899,959,055
__________________________________________________
==================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
-----------------------------------------------------------------------------
August 31, 2013                                                     2,919
=============================================================================
  Total capital loss carryforward                                  $3,933
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

STIC PRIME PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                     CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                             --------------------------------------------------------------------------
                                           2006(A)                                 2005
                             -----------------------------------    -----------------------------------
                                 SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         33,727,337,322    $ 33,727,337,322     38,044,055,385    $ 38,044,055,385
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                      6,975,212,707       6,975,212,707      3,734,409,091       3,734,409,091
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                      2,420,656,917       2,420,656,917      1,862,479,095       1,862,479,095
-------------------------------------------------------------------------------------------------------
  Cash Management Class        7,143,960,542       7,143,960,542     11,166,697,981      11,166,697,981
-------------------------------------------------------------------------------------------------------
  Reserve Class                  668,911,725         668,911,725        966,008,702         966,008,702
-------------------------------------------------------------------------------------------------------
  Resource Class               1,598,272,098       1,598,272,098        919,164,686         919,164,686
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)           4,332,035,717       4,332,035,717        107,506,448         107,506,448
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class             37,481,766          37,481,766         12,876,809          12,876,809
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                         12,775,508          12,775,508          3,625,287           3,625,287
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                          5,098,789           5,098,789          1,784,833           1,784,833
-------------------------------------------------------------------------------------------------------
  Cash Management Class           26,506,712          26,506,712          8,835,534           8,835,534
-------------------------------------------------------------------------------------------------------
  Reserve Class                    1,760,454           1,760,454          1,038,031           1,038,031
-------------------------------------------------------------------------------------------------------
  Resource Class                  10,200,599          10,200,599          2,753,464           2,753,464
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)               5,381,192           5,381,192            281,276             281,276
=======================================================================================================
Reacquired:
  Institutional Class        (33,608,442,463)    (33,608,442,463)   (38,528,687,034)    (38,528,687,034)
-------------------------------------------------------------------------------------------------------
  Private Investment
    Class                     (6,953,391,168)     (6,953,391,168)    (3,574,944,644)     (3,574,944,644)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                     (2,289,299,016)     (2,289,299,016)    (1,813,440,126)     (1,813,440,126)
-------------------------------------------------------------------------------------------------------
  Cash Management Class       (6,700,557,554)     (6,700,557,554)   (10,836,543,585)    (10,836,543,585)
-------------------------------------------------------------------------------------------------------
  Reserve Class                 (681,474,775)       (681,474,775)    (1,008,670,902)     (1,008,670,902)
-------------------------------------------------------------------------------------------------------
  Resource Class              (1,555,016,696)     (1,555,016,696)      (801,829,110)       (801,829,110)
-------------------------------------------------------------------------------------------------------
  Corporate Class(b)          (3,865,697,104)     (3,865,697,104)       (53,825,643)        (53,825,643)
=======================================================================================================
                               1,311,713,272    $  1,311,713,272        213,575,578    $    213,575,578
_______________________________________________________________________________________________________
=======================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
       In addition, 13% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on March 31, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

STIC PRIME PORTFOLIO


NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                                2006           2005        2004       2003        2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $  1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04           0.02        0.01       0.01        0.02
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities                                  --             --       (0.00)        --       (0.00)
========================================================================================================================
    Total from investment operations                              0.04           0.02        0.01       0.01        0.02
========================================================================================================================
Less dividends from net investment income                        (0.04)         (0.02)      (0.01)     (0.01)      (0.02)
========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $  1.00    $   1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                   4.42%          2.35%       0.86%      1.11%       1.85%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $325,328       $271,872    $151,783    $88,259    $213,654
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%      0.26%       0.26%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)       0.39%       0.39%      0.38%       0.34%
========================================================================================================================
Ratio of net investment income to average net assets              4.37%(b)       2.32%       0.85%      1.12%       1.89%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $369,296,279.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-27.87%

FEDERAL FARM CREDIT BANK-2.67%

Floating Rate Bonds,
  5.26%(a)                                     08/01/07   $    90,000    $   89,984,034
=======================================================================================

FEDERAL HOME LOAN BANK (FHLB)-4.54%

Unsec. Bonds,
  4.95%                                        09/29/06        18,980        18,980,000
---------------------------------------------------------------------------------------
  5.00%                                        09/29/06        20,000        20,000,000
---------------------------------------------------------------------------------------
  5.55%                                        08/08/07        44,000        43,991,756
---------------------------------------------------------------------------------------
  5.51%                                        09/05/07        45,000        45,000,000
---------------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                                        12/20/06        25,000        24,907,587
=======================================================================================
                                                                            152,879,343
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-10.10%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs., 5.33%(b)(c)                           10/15/45        11,903        11,903,841
---------------------------------------------------------------------------------------
Unsec. Disc. Notes,(d)
  4.80%                                        09/19/06        40,000        39,904,000
---------------------------------------------------------------------------------------
  4.58%                                        10/23/06        30,000        29,801,533
---------------------------------------------------------------------------------------
  5.01%                                        11/14/06        50,600        50,078,904
---------------------------------------------------------------------------------------
  4.75%                                        12/15/06        11,839        11,674,981
---------------------------------------------------------------------------------------
  4.73%                                        12/29/06        25,000        24,609,035
---------------------------------------------------------------------------------------
  5.02%                                        01/18/07        30,000        29,418,285
---------------------------------------------------------------------------------------
  4.98%                                        04/17/07        20,000        19,369,200
---------------------------------------------------------------------------------------
  4.99%                                        05/01/07        25,000        24,161,403
---------------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.18%(a)                                     09/27/07        75,000        74,959,462
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07        25,000        24,678,243
=======================================================================================
                                                                            340,558,887
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-10.38%

Unsec. Disc. Notes,(d)
  4.47%                                        09/01/06   $    20,000    $   20,000,000
---------------------------------------------------------------------------------------
  4.77%                                        09/13/06        33,333        33,280,000
---------------------------------------------------------------------------------------
  4.96%                                        10/04/06        17,924        17,842,588
---------------------------------------------------------------------------------------
  4.93%                                        10/11/06        30,000        29,835,667
---------------------------------------------------------------------------------------
  4.99%                                        10/25/06        40,000        39,700,540
---------------------------------------------------------------------------------------
  4.54%                                        10/27/06        50,000        49,646,889
---------------------------------------------------------------------------------------
  5.10%                                        11/22/06        25,000        24,709,583
---------------------------------------------------------------------------------------
  5.26%                                        01/17/07        40,000        39,194,080
---------------------------------------------------------------------------------------
  5.10%                                        02/23/07        62,400        60,852,699
---------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.55%                                        01/12/07        35,000        34,782,138
=======================================================================================
                                                                            349,844,184
=======================================================================================

OVERSEAS PRIVATE
  INVESTMENT CORP.-0.18%

Gtd. Floating Rate Notes, 5.31%(b)(c)          11/21/07         6,157         6,157,000
=======================================================================================
TOTAL INVESTMENTS
  (excluding Repurchase Agreements)-27.87%
  (Cost $939,423,448)                                                       939,423,448
=======================================================================================

                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-73.83%(E)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,000,225; 0%-6.20%, 01/15/07-04/07/23)
  5.27%, 09/01/06                              150,022,196       150,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $656,381,668 (collateralized by U.S.
  Government obligations valued at
  $669,411,799; 0%-6.04%, 02/09/07-08/15/19)
  5.27%, 09/01/06                              389,877,385       389,820,319
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement with
  no specific maturity date (collateralized
  by U.S. Government obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%(f)                                              --       100,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $225,032,938 (collateralized by U.S.
  Government obligations valued at
  $332,762,117; 0%-6.75%, 09/01/06-06/27/36)
  5.27%, 09/01/06                              $150,021,958   $  150,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Government obligations valued at
  $255,004,373; 0%-6.63%, 09/28/06-11/15/30)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $700,102,472 (collateralized
  by U.S. Government obligations valued at
  $714,000,987; 0%-9.65%, 10/15/06-10/19/20)
  5.27%, 09/01/06                              500,073,194       500,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $400,058,556 (collateralized
  by U.S. Government obligations valued at
  $408,004,601; 0%, 11/29/06-06/23/33)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturing value $150,022,000 (collateralized
  by U.S. Government obligations valued at
  $153,000,046; 0%-5.25%, 09/11/06-08/25/16)
  5.28%, 09/01/06                              149,021,853       149,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $275,040,257 (collateralized by U.S.
  Government obligations valued at
  $280,500,791; 0%-6.63%, 09/06/06-01/18/11)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,800; 3.63%-7.25%, 01/15/10-
  02/15/26)
  5.27%, 09/01/06                              $150,021,958   $  150,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $308,544,973; 4.38%-5.67%, 10/15/06-
  07/15/16)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,254; 0%, 11/16/07)
  5.27%, 09/01/06                              150,021,958       150,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $200,029,278 (collateralized by U.S.
  Government obligations valued at
  $204,000,170; 0%-5.00%, 04/15/15-07/15/20)
  5.27%, 09/01/06                              150,021,958       150,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,488,820,319)                                          2,488,820,319
============================================================================
TOTAL INVESTMENTS-101.70% (Cost
  $3,428,243,767)(g)                                           3,428,243,767
============================================================================
OTHER ASSETS LESS LIABILITIES-(1.70)%                            (57,042,907)
============================================================================
NET ASSETS-100.00%                                            $3,371,200,860
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(b) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.
(c) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) Principal amount equals value at period end. See Note 1I.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value
  (cost $939,423,448)                         $  939,423,448
------------------------------------------------------------
Repurchase agreements (cost $2,488,820,319)    2,488,820,319
============================================================
    Total investments (cost $3,428,243,767)    3,428,243,767
============================================================
Receivables for:
  Interest                                         2,598,322
------------------------------------------------------------
  Fund expenses absorbed                              28,681
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                93,625
------------------------------------------------------------
Other assets                                          89,164
============================================================
    Total assets                               3,431,053,559
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Amount due custodian                                10,934
------------------------------------------------------------
  Investments purchased                           45,000,000
------------------------------------------------------------
  Dividends                                       14,244,713
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 234,684
------------------------------------------------------------
Accrued distribution fees                            247,264
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             8,900
------------------------------------------------------------
Accrued transfer agent fees                           25,695
------------------------------------------------------------
Accrued operating expenses                            80,509
============================================================
    Total liabilities                             59,852,699
============================================================
Net assets applicable to shares outstanding   $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,370,981,865
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (24,788)
============================================================
                                              $3,371,200,860
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $1,812,270,809
____________________________________________________________
============================================================
Private Investment Class                      $  518,524,077
____________________________________________________________
============================================================
Personal Investment Class                     $   39,599,480
____________________________________________________________
============================================================
Cash Management Class                         $  656,356,304
____________________________________________________________
============================================================
Reserve Class                                 $   21,888,985
____________________________________________________________
============================================================
Resource Class                                $  293,839,460
____________________________________________________________
============================================================
Corporate Class                               $   28,721,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            1,812,179,753
____________________________________________________________
============================================================
Private Investment Class                         518,491,964
____________________________________________________________
============================================================
Personal Investment Class                         39,597,170
____________________________________________________________
============================================================
Cash Management Class                            656,322,316
____________________________________________________________
============================================================
Reserve Class                                     21,888,198
____________________________________________________________
============================================================
Resource Class                                   293,818,282
____________________________________________________________
============================================================
Corporate Class                                   28,719,414
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $123,802,178
==========================================================================

EXPENSES:

Advisory fees                                                    2,711,936
--------------------------------------------------------------------------
Administrative services fees                                       562,552
--------------------------------------------------------------------------
Custodian fees                                                     121,165
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,987,864
--------------------------------------------------------------------------
  Personal Investment Class                                        230,945
--------------------------------------------------------------------------
  Cash Management Class                                            512,952
--------------------------------------------------------------------------
  Reserve Class                                                    132,971
--------------------------------------------------------------------------
  Resource Class                                                   520,086
--------------------------------------------------------------------------
  Corporate Class                                                   16,074
--------------------------------------------------------------------------
Transfer agent fees                                                372,957
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           84,307
--------------------------------------------------------------------------
Other                                                              387,274
==========================================================================
    Total expenses                                               8,641,083
==========================================================================
Less: Fees waived                                               (2,464,826)
==========================================================================
    Net expenses                                                 6,176,257
==========================================================================
Net investment income                                          117,625,921
==========================================================================
Net realized gain from investment securities                        97,483
==========================================================================
Net increase in net assets resulting from operations          $117,723,404
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006              2005
----------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  117,625,921    $   55,764,937
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 97,483           (37,066)
==============================================================================================
      Net increase in net assets resulting from operations       117,723,404        55,727,871
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (56,268,054)      (22,319,218)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (24,157,022)      (13,383,231)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,160,527)         (698,157)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (22,175,375)      (14,529,788)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (482,054)          (67,283)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (11,101,166)       (4,673,075)
----------------------------------------------------------------------------------------------
  Corporate Class                                                 (2,281,723)          (94,185)
==============================================================================================
      Decrease in net assets resulting from distributions       (117,625,921)      (55,764,937)
==============================================================================================
Share transactions-net:
  Institutional Class                                            812,699,419      (272,301,911)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (232,324,616)      265,863,759
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        1,573,809         8,877,849
----------------------------------------------------------------------------------------------
  Cash Management Class                                            2,952,181      (351,630,856)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   17,248,290         1,801,483
----------------------------------------------------------------------------------------------
  Resource Class                                                  63,096,684      (156,429,026)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (33,288,657)       62,008,071
==============================================================================================
      Net increase (decrease) in net assets resulting from
       share transactions                                        631,957,110      (441,810,631)
==============================================================================================
      Net increase (decrease) in net assets                      632,054,593      (441,847,697)
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,739,146,267     3,180,993,964
==============================================================================================
  End of year (including undistributed net investment income
    of $243,783 and $243,783, respectively)                   $3,371,200,860    $2,739,146,267
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency

GOVERNMENT & AGENCY PORTFOLIO

     Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $984,201.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $562,552.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $373,275.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $1,792,718, $169,360, $410,361, $115,685,
$416,069 and $16,074, respectively, after FMC waived Plan fees of $1,195,146, $61,585, $102,591, $17,286, $104,017 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $13,025 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006           2005
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $117,625,921    $55,764,937
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      441,780
------------------------------------------------------------------------------
Temporary book/tax differences                                        (197,997)
------------------------------------------------------------------------------
Capital loss carryforward                                              (24,788)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,370,981,865
==============================================================================
  Total net assets                                              $3,371,200,860
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $97,483 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2013                                                    $24,788
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 6--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(A)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   16,058,832,080    $ 16,058,832,080     13,446,219,748    $ 13,446,219,748
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,687,385,407       3,687,385,407      4,083,078,869       4,083,078,869
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                440,728,475         440,728,475        586,825,531         586,825,531
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,510,878,505       4,510,878,505      5,991,805,897       5,991,805,897
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            181,101,639         181,101,639         98,088,161          98,088,161
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,873,275,386       1,873,275,386      1,187,348,929       1,187,348,929
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       781,406,999         781,406,999        109,239,395         109,239,395
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,325,587          27,325,587          8,007,812           8,007,812
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  11,291,023          11,291,023          5,306,033           5,306,033
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    144,526             144,526             25,966              25,966
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     19,227,328          19,227,328         12,351,284          12,351,284
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                396,053             396,053             29,242              29,242
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             4,870,086           4,870,086          2,605,767           2,605,767
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                         1,950,622           1,950,622              8,285               8,285
=================================================================================================================================
Reacquired:
  Institutional Class                                  (15,273,458,248)    (15,273,458,248)   (13,726,529,471)    (13,726,529,471)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,931,001,046)     (3,931,001,046)    (3,822,521,143)     (3,822,521,143)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (439,299,192)       (439,299,192)      (577,973,648)       (577,973,648)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,527,153,652)     (4,527,153,652)    (6,355,788,037)     (6,355,788,037)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (164,249,402)       (164,249,402)       (96,315,920)        (96,315,920)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,815,048,788)     (1,815,048,788)    (1,346,383,722)     (1,346,383,722)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (816,646,278)       (816,646,278)       (47,239,609)        (47,239,609)
=================================================================================================================================
                                                           631,957,110    $    631,957,110       (441,810,631)   $   (441,810,631)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more that 5% of the outstanding shares of the Fund and in the aggregate they own 23% of the outstanding shares of Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially. In addition, 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on June 30, 2005.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT & AGENCY PORTFOLIO

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04           0.02        0.01        0.01        0.02
-------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                      (0.00)         (0.00)      (0.00)       0.00        0.00
=========================================================================================================================
    Total from investment operations                              0.04           0.02        0.01        0.01        0.02
=========================================================================================================================
Less dividends from net investment income                        (0.04)         (0.02)      (0.01)      (0.01)      (0.02)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.32%          2.28%       0.87%       1.13%       1.92%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $293,839       $230,735    $387,168    $371,428    $310,690
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.28%       0.28%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.36%(b)       0.37%       0.35%       0.35%       0.35%
=========================================================================================================================
Ratio of net investment income to average net assets              4.29%(b)       2.26%       0.87%       1.12%       1.85%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $260,042,918.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS
August 31, 2006

                                    PRINCIPAL
                                      AMOUNT
                       MATURITY       (000)            VALUE
-----------------------------------------------------------------
U.S. TREASURY SECURITIES-20.29%

U.S. TREASURY BILLS-18.40%(A)

4.62%                  09/07/06    $     50,000    $   49,961,533
-----------------------------------------------------------------
5.05%                  09/14/06         150,000       149,726,459
-----------------------------------------------------------------
4.73%                  10/19/06         100,000        99,369,867
-----------------------------------------------------------------
4.75%                  10/19/06         100,000        99,367,066
-----------------------------------------------------------------
4.76%                  10/26/06         100,000        99,273,542
-----------------------------------------------------------------
4.80%                  11/16/06         175,000       173,228,514
-----------------------------------------------------------------
4.80%                  11/24/06         200,000       197,760,000
-----------------------------------------------------------------
4.92%                  02/08/07         100,000        97,813,333
=================================================================
                                                      966,500,314
=================================================================

U.S. TREASURY
  NOTES-1.89%

2.63%                  11/15/06         100,000        99,535,013
=================================================================
    Total U.S.
      Treasury
      Securities
      (Cost
      $1,066,035,327)                               1,066,035,327
=================================================================
TOTAL INVESTMENTS
  (excluding
  Repurchase
  Agreements)-20.29%
  (Cost
  $1,066,035,327)                                   1,066,035,327
=================================================================


                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-81.97%(B)

ABN AMRO Bank N.V., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,819; 3.38%-4.88%,
  08/31/08-12/15/08)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,259;
  4.50%-8.13%, 08/15/21-02/15/36)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,075; 0%-5.75%, 11/30/06-10/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $256,902,320;
  0%-10.63%, 11/15/06-02/15/19)
  5.24%, 09/01/06                              $250,036,389   $  250,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $103,064,859;
  0%-12.50%, 11/30/06-02/15/25)
  5.24%(c)                                              --       100,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,219; 0%-11.25%, 09/07/06-08/15/27)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  08/31/06, (collateralized by U.S. Treasury
  obligations valued at $102,006,137;
  0%-3.63%, 02/01/07-05/15/13)
  5.24%, 09/01/06                              100,014,556       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dates 08/31/06, aggregate
  maturing value $250,036,319 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,066;
  3.88%-12.00%, 08/15/07-08/15/13)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/31/06, (collateralized by U.S.
  Treasury obligations valued at
  $510,002,799; 0%, 09/15/06-11/15/27)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 08/31/06, aggregate
  maturity value $250,036,389 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,163; 3.50%-5.50%,
  02/15/08-11/15/28)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,007;
  3.63%-8.50%, 01/15/08-08/15/28)
  5.24%, 09/01/06                              240,034,934       240,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 08/31/06, aggregate maturing value
  $250,036,319 (collateralized by U.S.
  Treasury obligations valued at
  $255,002,069; 0%-4.00%, 11/15/06-01/15/26)
  5.23%, 09/01/06                              240,034,866       240,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO


                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Lehman Brothers Inc., Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,111 (collateralized by U.S.
  Treasury obligations valued at
  $255,001,213; 0%, 12/31/06-05/15/30)
  5.20%, 09/01/06                              $240,034,667   $  240,000,000
----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.,
  Agreement dated 08/31/06, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,991;
  2.00%-4.75%, 03/31/11-01/15/26)
  5.24%, 09/01/06                              500,072,778       500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  08/31/06, aggregate maturing value
  $250,036,389 (collateralized by U.S.
  Treasury obligations valued at
  $256,303,709; 4.25%, 01/15/10)
  5.24%, 09/01/06                              240,034,933       240,000,000
----------------------------------------------------------------------------

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  08/31/06, aggregate maturing value
  $500,072,639 (collateralized by U.S.
  Treasury obligations valued at
  $510,002,402; 4.38%-12.00%,
  11/15/08-08/15/13)
  5.23%, 09/01/06                              $455,380,580   $  455,314,433
============================================================================
    Total Repurchase Agreements (Cost
      $4,305,314,433)                                          4,305,314,433
============================================================================
TOTAL INVESTMENTS-102.26%
  (Cost $5,371,349,760)                                        5,371,349,760
============================================================================
OTHER ASSETS LESS LIABILITIES-(2.26)%                           (118,881,661)
============================================================================
NET ASSETS-100.00%                                            $5,252,468,099
____________________________________________________________________________
============================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1I.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,066,035,327)  $1,066,035,327
------------------------------------------------------------
Repurchase agreements (cost $4,305,314,433)    4,305,314,433
============================================================
    Total investments (cost $5,371,349,760)    5,371,349,760
============================================================
Interest receivable                                1,403,516
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               265,935
------------------------------------------------------------
Other assets                                          81,529
============================================================
    Total assets                               5,373,100,740
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           97,813,333
------------------------------------------------------------
  Dividends                                       21,190,061
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 693,931
------------------------------------------------------------
Accrued distribution fees                            611,323
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            12,968
------------------------------------------------------------
Accrued transfer agent fees                           55,398
------------------------------------------------------------
Accrued operating expenses                           255,627
============================================================
    Total liabilities                            120,632,641
============================================================
Net assets applicable to shares outstanding   $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,252,312,884
------------------------------------------------------------
Undistributed net investment income                  307,718
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (152,503)
============================================================
                                              $5,252,468,099
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,101,790,296
____________________________________________________________
============================================================
Private Investment Class                      $  972,350,272
____________________________________________________________
============================================================
Personal Investment Class                     $  332,351,447
____________________________________________________________
============================================================
Cash Management Class                         $1,357,546,547
____________________________________________________________
============================================================
Reserve Class                                 $  133,700,157
____________________________________________________________
============================================================
Resource Class                                $  352,874,293
____________________________________________________________
============================================================
Corporate Class                               $    1,855,087
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,101,645,611
____________________________________________________________
============================================================
Private Investment Class                         972,418,026
____________________________________________________________
============================================================
Personal Investment Class                        332,336,816
____________________________________________________________
============================================================
Cash Management Class                          1,357,469,520
____________________________________________________________
============================================================
Reserve Class                                    133,692,677
____________________________________________________________
============================================================
Resource Class                                   352,884,577
____________________________________________________________
============================================================
Corporate Class                                    1,855,213
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $225,852,036
==========================================================================

EXPENSES:

Advisory fees                                                    7,714,862
--------------------------------------------------------------------------
Administrative services fees                                       664,297
--------------------------------------------------------------------------
Custodian fees                                                     241,765
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       3,991,618
--------------------------------------------------------------------------
  Personal Investment Class                                      2,041,907
--------------------------------------------------------------------------
  Cash Management Class                                          1,780,015
--------------------------------------------------------------------------
  Reserve Class                                                    953,280
--------------------------------------------------------------------------
  Resource Class                                                   658,810
--------------------------------------------------------------------------
  Corporate Class                                                    1,939
--------------------------------------------------------------------------
Transfer agent fees                                                742,011
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          153,678
--------------------------------------------------------------------------
Other                                                              543,391
==========================================================================
    Total expenses                                              19,487,573
==========================================================================
Less: Fees waived                                               (6,635,189)
==========================================================================
    Net expenses                                                12,852,384
==========================================================================
Net investment income                                          212,999,652
==========================================================================
Net realized gain (loss) from investment securities               (152,503)
==========================================================================
Net increase in net assets resulting from operations          $212,847,149
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                   2006             2005
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  212,999,652   $  115,795,935
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               (152,503)          31,521
=============================================================================================
    Net increase in net assets resulting from operations         212,847,149      115,827,456
=============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (79,707,716)     (52,142,881)
---------------------------------------------------------------------------------------------
  Private Investment Class                                       (32,061,314)     (16,250,959)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                      (10,237,180)      (4,948,434)
---------------------------------------------------------------------------------------------
  Cash Management Class                                          (73,667,977)     (33,930,310)
---------------------------------------------------------------------------------------------
  Reserve Class                                                   (3,292,187)      (1,110,520)
---------------------------------------------------------------------------------------------
  Resource Class                                                 (13,748,086)      (7,410,332)
---------------------------------------------------------------------------------------------
  Corporate Class                                                   (285,192)          (2,499)
=============================================================================================
    Total distributions from net investment income              (212,999,652)    (115,795,935)
=============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                     --         (122,918)
---------------------------------------------------------------------------------------------
  Private Investment Class                                                --          (42,124)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                               --          (15,521)
---------------------------------------------------------------------------------------------
  Cash Management Class                                                   --          (61,119)
---------------------------------------------------------------------------------------------
  Reserve Class                                                           --           (9,854)
---------------------------------------------------------------------------------------------
  Resource Class                                                          --          (17,160)
=============================================================================================
    Total distributions from net realized gains                           --         (268,696)
=============================================================================================
    Decrease in net assets resulting from distributions         (212,999,652)    (116,064,631)
=============================================================================================
Share transactions-net:

  Institutional Class                                                703,777     (463,265,791)
---------------------------------------------------------------------------------------------
  Private Investment Class                                      (256,870,746)     420,439,840
---------------------------------------------------------------------------------------------
  Personal Investment Class                                       58,898,939      (30,746,235)
---------------------------------------------------------------------------------------------
  Cash Management Class                                         (423,088,691)     553,903,903
---------------------------------------------------------------------------------------------
  Reserve Class                                                   56,501,483       (2,763,604)
---------------------------------------------------------------------------------------------
  Resource Class                                                  51,709,221      (36,607,043)
---------------------------------------------------------------------------------------------
  Corporate Class                                                    985,905          869,308
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (511,160,112)     441,830,378
=============================================================================================
    Net increase (decrease) in net assets                       (511,312,615)     441,593,203
=============================================================================================

NET ASSETS:

  Beginning of year                                            5,763,780,714    5,322,187,511
=============================================================================================
  End of year (including undistributed net investment income
    of $307,718 and $307,718, respectively)                   $5,252,468,099   $5,763,780,714
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TREASURY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is

TREASURY PORTFOLIO

     marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $3,882,342.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $664,297.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $742,162.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $2,394,971, $1,497,398, $1,424,012, $829,354,
$527,048 and $1,939, respectively, after FMC waived Plan fees of $1,596,647, $544,509, $356,003, $123,926, $131,762 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $23,334 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

TREASURY PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                  2006            2005
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $212,999,652    $116,064,631
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                     2006
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      926,807
------------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments                  (32,889)
------------------------------------------------------------------------------
Temporary book/tax differences                                        (606,317)
------------------------------------------------------------------------------
Post-October capital loss deferral                                    (132,386)
------------------------------------------------------------------------------
Shares of beneficial interest                                    5,252,312,884
==============================================================================
  Total net assets                                              $5,252,468,099
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--INVESTMENT SECURITIES

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        $(32,889)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,371,382,649.

TREASURY PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                                     2006(A)                                 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,164,736,779    $ 11,164,736,779     11,567,629,166    $ 11,567,629,166
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              10,087,977,495      10,087,977,495      7,155,321,203       7,155,321,203
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,669,456,601       2,669,456,601      2,869,734,510       2,869,734,510
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 14,598,028,830      14,598,028,830     19,765,371,573      19,765,371,573
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            776,453,630         776,453,630        815,484,867         815,484,867
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         2,194,184,327       2,194,184,327      2,177,038,777       2,177,038,777
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                       509,532,924         509,532,924          1,769,308           1,769,308
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       19,112,464          19,112,464         13,186,259          13,186,259
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   5,301,938           5,301,938          3,437,339           3,437,339
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  7,644,477           7,644,477          3,569,585           3,569,585
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     11,165,171          11,165,171          6,577,994           6,577,994
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              2,605,795           2,605,795            958,636             958,636
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             7,481,440           7,481,440          4,040,326           4,040,326
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           277,521             277,521                 --                  --
=================================================================================================================================
Reacquired:
  Institutional Class                                  (11,183,145,466)    (11,183,145,466)   (12,044,081,216)    (12,044,081,216)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             (10,350,150,179)    (10,350,150,179)    (6,738,318,702)     (6,738,318,702)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,618,202,139)     (2,618,202,139)    (2,904,050,330)     (2,904,050,330)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (15,032,282,692)    (15,032,282,692)   (19,218,045,664)    (19,218,045,664)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (722,557,942)       (722,557,942)      (819,207,107)       (819,207,107)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (2,149,956,546)     (2,149,956,546)    (2,217,686,146)     (2,217,686,146)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      (508,824,540)       (508,824,540)          (900,000)           (900,000)
=================================================================================================================================
                                                          (511,160,112)   $   (511,160,112)       441,830,378    $    441,830,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 38% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities is also owned beneficially.
(b)  Corporate Class shares commenced sales on August 1, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

TREASURY PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2006           2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04           0.02        0.01        0.01        0.02
-------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                       0.00           0.00        0.00       (0.00)       0.00
=========================================================================================================================
    Total from investment operations                              0.04           0.02        0.01        0.01        0.02
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)         (0.02)      (0.01)      (0.01)      (0.02)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.00)      (0.00)         --          --
=========================================================================================================================
    Total distributions                                          (0.04)         (0.02)      (0.01)      (0.01)      (0.02)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.21%          2.21%       0.82%       1.12%       1.91%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $352,874       $301,176    $337,798    $624,053    $449,511
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.27%       0.26%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.40%(b)       0.40%       0.39%       0.39%       0.35%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              4.11%(b)       2.17%       0.79%       1.11%       1.86%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $329,404,823.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2006


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.28%

FEDERAL FARM CREDIT BANK-9.78%

Disc. Notes, 5.15%(a)                          10/16/06    $ 9,930    $  9,866,138
----------------------------------------------------------------------------------
Floating Rate Bonds, 5.26%(b)                  08/01/07      9,000       8,998,403
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds, 5.30%(b)           03/01/07      4,050       4,050,235
==================================================================================
                                                                        22,914,776
==================================================================================
FEDERAL HOME LOAN BANK (FHLB)-90.50%

Unsec. Bonds,
  4.95%                                        09/29/06      5,000       5,000,000
----------------------------------------------------------------------------------
  5.55%                                        08/08/07      5,500       5,498,970
----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  4.98%(c)                                     09/01/06     76,689      76,689,000
----------------------------------------------------------------------------------
  5.13%                                        09/07/06     65,000      64,944,425
----------------------------------------------------------------------------------
  4.68%                                        09/14/06      5,132       5,123,327
----------------------------------------------------------------------------------
  4.17%                                        10/18/06      5,000       4,967,792
----------------------------------------------------------------------------------
  5.14%                                        10/27/06     20,000      19,840,089
----------------------------------------------------------------------------------
  5.14%                                        11/17/06     10,000       9,890,061
----------------------------------------------------------------------------------
  5.08%                                        11/30/06     10,000       9,873,000
----------------------------------------------------------------------------------
  5.14%                                        12/29/06      5,300       5,209,950
----------------------------------------------------------------------------------
Unsec. Global Bonds, 3.88%                     12/20/06      5,000       4,981,517
==================================================================================
                                                                       212,018,131
==================================================================================
TOTAL INVESTMENTS-100.28% (Cost
  $234,932,907)(d)                                                     234,932,907
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.28)%                                     (661,047)
==================================================================================
NET ASSETS-100.00%                                                    $234,271,860
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

ASSETS:

Investments, at value (cost $234,932,907)      $234,932,907
-----------------------------------------------------------
Cash                                                 10,822
-----------------------------------------------------------
Interest receivable                                 222,904
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               57,723
-----------------------------------------------------------
Other assets                                         56,335
===========================================================
    Total assets                                235,280,691
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         840,272
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 78,681
-----------------------------------------------------------
Accrued distribution fees                            23,543
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,011
-----------------------------------------------------------
Accrued transfer agent fees                           1,356
-----------------------------------------------------------
Accrued operating expenses                           61,968
===========================================================
    Total liabilities                             1,008,831
===========================================================
Net assets applicable to shares outstanding    $234,271,860
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $234,267,766
-----------------------------------------------------------
Undistributed net investment income                   3,895
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 199
===========================================================
                                               $234,271,860
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 80,103,992
___________________________________________________________
===========================================================
Private Investment Class                       $ 89,063,451
___________________________________________________________
===========================================================
Personal Investment Class                      $  6,542,673
___________________________________________________________
===========================================================
Cash Management Class                          $ 32,251,234
___________________________________________________________
===========================================================
Reserve Class                                  $    437,741
___________________________________________________________
===========================================================
Resource Class                                 $ 25,859,492
___________________________________________________________
===========================================================
Corporate Class                                $     13,277
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              80,076,405
___________________________________________________________
===========================================================
Private Investment Class                         89,088,588
___________________________________________________________
===========================================================
Personal Investment Class                         6,544,715
___________________________________________________________
===========================================================
Cash Management Class                            32,249,130
___________________________________________________________
===========================================================
Reserve Class                                       437,737
___________________________________________________________
===========================================================
Resource Class                                   25,861,300
___________________________________________________________
===========================================================
Corporate Class                                      13,277
___________________________________________________________
===========================================================
Net asset value, offering and redemption
  price per share for each class               $       1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended August 31, 2006

INVESTMENT INCOME:

Interest                                                      $8,573,756
========================================================================

EXPENSES:

Advisory fees                                                    387,171
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     8,870
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       243,080
------------------------------------------------------------------------
  Personal Investment Class                                       53,769
------------------------------------------------------------------------
  Cash Management Class                                           31,300
------------------------------------------------------------------------
  Reserve Class                                                    3,748
------------------------------------------------------------------------
  Resource Class                                                  30,415
------------------------------------------------------------------------
  Corporate Class                                                      4
------------------------------------------------------------------------
Transfer agent fees                                               27,215
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         21,617
------------------------------------------------------------------------
Registration and filing fees                                      76,377
------------------------------------------------------------------------
Professional services fees                                        51,578
------------------------------------------------------------------------
Other                                                             87,459
========================================================================
    Total expenses                                             1,072,603
========================================================================
Less: Fees waived and expenses reimbursed                       (624,760)
========================================================================
    Net expenses                                                 447,843
========================================================================
Net investment income                                          8,125,913
========================================================================
Net realized gain from investment securities                         199
========================================================================
Net increase in net assets resulting from operations          $8,126,112
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2006 and 2005

                                                                  2006            2005
-------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $  8,125,913    $   3,500,939
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         199              365
===========================================================================================
    Net increase in net assets resulting from operations         8,126,112        3,501,304
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (3,881,519)      (1,311,658)
-------------------------------------------------------------------------------------------
  Private Investment Class                                      (1,968,335)      (1,414,678)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       (272,300)        (116,255)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (1,317,568)        (376,931)
-------------------------------------------------------------------------------------------
  Reserve Class                                                    (14,402)              (6)
-------------------------------------------------------------------------------------------
  Resource Class                                                  (671,100)        (281,411)
-------------------------------------------------------------------------------------------
  Corporate Class                                                     (689)              --
===========================================================================================
    Decrease in net assets resulting from distributions         (8,125,913)      (3,500,939)
===========================================================================================
Share transactions-net:
  Institutional Class                                           (2,740,748)      26,652,677
-------------------------------------------------------------------------------------------
  Private Investment Class                                      19,786,317     (207,122,742)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        935,372         (479,457)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (2,403,078)      29,580,995
-------------------------------------------------------------------------------------------
  Reserve Class                                                    437,737               (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                18,953,780       (3,650,876)
-------------------------------------------------------------------------------------------
  Corporate Class                                                   13,277               --
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         34,982,657     (155,019,404)
===========================================================================================
    Net increase in net assets                                  34,982,856     (155,019,039)
===========================================================================================

NET ASSETS:

  Beginning of year                                            199,289,004      354,308,043
===========================================================================================
  End of year (including undistributed net investment income
    of $3,895 and $3,530, respectively)                       $234,271,860    $ 199,289,004
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended August 31, 2006, AIM waived advisory fees of $387,171 and reimbursed expenses of $88,880.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2006, AIM was paid $50,000.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2006, AIS retained $26,828.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, Reserve Class, Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Pursuant to the Plan, for the year ended August 31, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $121,540, $39,430, $25,040, $3,261, $24,332 and $4, respectively, after FMC waived Plan fees of $121,540, $14,339, $6,260, $487, $6,083 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2006, the Fund paid legal fees of $4,345 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                 2006          2005
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $8,125,913    $3,500,939
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

                                                                    2006
----------------------------------------------------------------------------
Undistributed ordinary income                                   $     73,469
----------------------------------------------------------------------------
Temporary book/tax differences                                       (69,375)
----------------------------------------------------------------------------
Shares of beneficial interest                                    234,267,766
============================================================================
  Total net assets                                              $234,271,860
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions on August 31, 2006, undistributed net investment income was increased by $365 and undistributed net realized gain was decreased by $365. This reclassification had no effect on the net assets of the Fund.

GOVERNMENT TAXADVANTAGE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                          2006(A)                             2005
                                                              --------------------------------    -----------------------------
                                                                  SHARES            AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          1,709,809,863    $1,709,809,863     636,405,085    $ 636,405,085
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                       310,455,808       310,455,808     395,039,783      395,039,783
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       33,847,841        33,847,841      29,626,154       29,626,154
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          202,464,002       202,464,002     100,732,765      100,732,765
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    4,641,062         4,641,062          46,969           46,969
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  33,886,629        33,886,629      72,172,246       72,172,246
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                 274,396           274,396              --               --
===============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                              2,492,496         2,492,496         352,603          352,603
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                           634,380           634,380         403,335          403,335
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                            7,586             7,586           3,349            3,349
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                            1,290,496         1,290,496         258,777          258,777
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                        6,631             6,631              --               --
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                     354,912           354,912         266,396          266,396
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                     590               590              --               --
===============================================================================================================================
Reacquired:
  Institutional Class                                         (1,715,043,107)   (1,715,043,107)   (610,105,011)    (610,105,011)
-------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                      (291,303,871)     (291,303,871)   (602,565,860)    (602,565,860)
-------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      (32,920,055)      (32,920,055)    (30,108,960)     (30,108,960)
-------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         (206,157,576)     (206,157,576)    (71,410,547)     (71,410,547)
-------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (4,209,956)       (4,209,956)        (46,970)         (46,970)
-------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                 (15,287,761)      (15,287,761)    (76,089,518)     (76,089,518)
-------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                (261,709)         (261,709)             --               --
===============================================================================================================================
                                                                  34,982,657    $   34,982,657    (155,019,404)   $(155,019,404)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 79% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 RESOURCE CLASS
                                                              -----------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------
                                                               2006          2005      2004       2003       2002
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $ 1.00    $  1.00    $  1.00    $  1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04         0.02       0.01       0.01       0.02
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00         0.00       0.00       0.00       0.00
===================================================================================================================
    Total from investment operations                             0.04         0.02       0.01       0.01       0.02
===================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.04)       (0.02)     (0.01)     (0.01)     (0.02)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --           --      (0.00)     (0.00)     (0.00)
===================================================================================================================
    Total distributions                                         (0.04)       (0.02)     (0.01)     (0.01)     (0.02)
===================================================================================================================
Net asset value, end of period                                $  1.00       $ 1.00    $  1.00    $  1.00    $  1.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                                  4.24%        2.22%      0.83%      1.08%      1.82%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $25,859       $6,906    $10,557    $15,236    $29,726
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.28%(b)     0.28%      0.28%      0.29%      0.29%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.57%(b)     0.61%      0.53%      0.53%      0.45%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of net investment income to average net assets             4.15%(b)     2.24%      0.82%      1.05%      1.82%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $15,207,535.

SHORT-TERM INVESTMENTS TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.


    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:


    - that the defendants permitted improper market timing and related activity in the AIM Funds;




    - that certain AIM Funds inadequately employed fair value pricing;




    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and




    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).




    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.


    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.


    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Resource Class Shareholders of Short-Term Investments Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Government & Agency Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio (five of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2006, and the results of each of their operations for the year then ended, the changes in each of their net assets and the Resource Class financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 24, 2006
Houston, Texas

SHORT-TERM INVESTMENTS TRUST

TAX DISCLOSURES
LIQUID ASSETS PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended August 31, 2006, the Fund designates 92.49%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.
STIC PRIME PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.55%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.99%, 100.00%, 100.00% and 100.00%, respectively.
GOVERNMENT & AGENCY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of the dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.65%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of these amounts.

    The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005 February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.
TREASURY PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 28.78% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended August 31, 2006, the Fund designates 99.59%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006, are 100%, 100%, 100% and 100%, respectively.
GOVERNMENT TAXADVANTAGE PORTFOLIO

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.52% was derived from U.S. Treasury
Obligations.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDER

For its tax year ended August 31, 2006, the Fund designates 99.15%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

  The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.97%, 99.97%, 99.97% and 99.98%, respectively.

SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(1) -- 1946      1977           Director and Chairman, A I M Management    None
  Trustee and Vice Chair                          Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm) and
                                                  Trustee and Vice Chair of The AIM Family
                                                  of Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--
-------------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954      2006           Director, Chief Executive Officer and      None
  Trustee and Executive Vice                      President, A I M Management Group Inc.,
  President                                       AIM Mutual Fund Dealer Inc., AIM Funds
                                                  Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc.; AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; Trustee,
                                                  President and Principal Executive
                                                  Officer of The AIM Family of
                                                  Funds--Registered Trademark-- (other
                                                  than AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust); and Trustee
                                                  and Executive Vice President, The AIM
                                                  Family of Funds--Registered Trademark--
                                                  (AIM Treasurer's Series Trust,
                                                  Short-Term Investments Trust and
                                                  Tax-Free Investments Trust only)
                                                  Formerly: President and Principal
                                                  Executive Officer, The AIM Family of
                                                  Funds--Registered Trademark-- (AIM
                                                  Treasurer's Series Trust, Short-Term
                                                  Investments Trust and Tax-Free
                                                  Investments Trust only); Chairman, AIM
                                                  Canada Holdings, Inc.; Executive Vice
                                                  President and Chief Operations Officer,
                                                  AIM Funds Management Inc.; President,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and Director,
                                                  Trimark Trust
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944        1993           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
  Trustee and Chair                               (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936             2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939          2001           Retired                                    Badgley Funds, Inc. (registered
  Trustee                                                                                    investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942           2003           Founder, Green, Manning & Bunch Ltd.,      None
  Trustee                                         (investment banking firm); and Director,
                                                  Policy Studies, Inc. and Van Gilder
                                                  Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941         2000           Director of a number of public and         None
  Trustee                                         private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and Director of various
                                                  affiliated Volvo companies; and
                                                  Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952           1997           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
  Trustee                                         Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937          1980           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
  Trustee                                         Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950       1998           Formerly: Chief Executive Officer, YWCA    None
  Trustee                                         of the USA
-------------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942         1981           Partner, law firm of Pennock & Cooper      None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935          2001           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942               2003           Retired                                    None
  Trustee
-------------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944     2005           Retired                                    Director, Mainstay VP Series
  Trustee                                                                                    Funds, Inc. (21 portfolios)
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

SHORT-TERM INVESTMENTS TRUST



The address of each trustee and officer of Short Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIP(S)
TRUST                              SINCE          DURING PAST 5 YEARS                       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960        1989           Director of Cash Management, Managing     N/A
  President and Principal                         Director and Chief Cash Management
  Executive Officer                               Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc. and The AIM Family of
                                                  Funds--Registered Trademark--
------------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958          2005           Senior Vice President and Senior Officer  N/A
  Senior Vice President and                       of The AIM Family of Funds--Registered
  Senior Officer                                  Trademark--
                                                  Formerly: Director of Compliance and
                                                  Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962             2006           Director, Senior Vice President,          N/A
  Senior Vice President, Chief                    Secretary and General Counsel, A I M
  Legal Officer and Secretary                     Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director, Vice President
                                                  and Secretary, INVESCO Distributors,
                                                  Inc.; Vice President and Secretary,
                                                  A I M Capital Management, Inc., AIM
                                                  Investment Services, Inc., and Fund
                                                  Management Company; Senior Vice
                                                  President and Secretary, A I M
                                                  Distributors, Inc.; Director, INVESCO
                                                  Funds Group Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: Chief Operating Officer,
                                                  Senior Vice President, General Counsel,
                                                  and Secretary, Liberty Ridge Capital,
                                                  Inc. (an investment adviser); Vice
                                                  President and Secretary, PBHG Funds (an
                                                  investment company); Vice President and
                                                  Secretary, PBHG Insurance Series Fund
                                                  (an investment company); General Counsel
                                                  and Secretary, Pilgrim Baxter Value
                                                  Investors (an investment adviser); Chief
                                                  Operating Officer, General Counsel and
                                                  Secretary, Old Mutual Investment
                                                  Partners (a broker-dealer); General
                                                  Counsel and Secretary, Old Mutual Fund
                                                  Services (an administrator); General
                                                  Counsel and Secretary, Old Mutual
                                                  Shareholder Services (a shareholder
                                                  servicing center); Executive Vice
                                                  President, General Counsel and
                                                  Secretary, Old Mutual Capital, Inc. (an
                                                  investment adviser); and Vice President
                                                  and Secretary, Old Mutual Advisors Funds
                                                  (an investment company)
------------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959         2004           Global Compliance Director, AMVESCAP      N/A
  Vice President                                  PLC; and Vice President of The AIM
                                                  Family of Funds--Registered Trademark--

                                                  Formerly: Senior Vice President, A I M
                                                  Management Group Inc. (financial
                                                  services holding company); Senior Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Advisors, Inc. and The AIM Family
                                                  of Funds--Registered Trademark--; Vice
                                                  President and Chief Compliance Officer,
                                                  A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; Vice President, AIM
                                                  Investment Services, Inc. and Fund
                                                  Management Company; Senior Vice
                                                  President and Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; and Senior Vice President
                                                  and Compliance Director, Delaware
                                                  Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956          2003           Senior Vice President and General
  Vice President                                  Counsel, AMVESCAP PLC; Director, INVESCO
                                                  Funds Group, Inc.; and Vice President of
                                                  The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Director, General Counsel, and  N/A
                                                  Vice President Fund Management Company;
                                                  Director, Senior Vice President,
                                                  Secretary and General Counsel, A I M
                                                  Management Group Inc. (financial
                                                  services holding company) and A I M
                                                  Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Senior Vice President, A I M
                                                  Distributors, Inc.; Vice President,
                                                  A I M Capital Management, Inc. and AIM
                                                  Investment Services, Inc.; Senior Vice
                                                  President, Chief Legal Officer and
                                                  Secretary of The AIM Family of
                                                  Funds--Registered Trademark--; Chief
                                                  Executive Officer and President, INVESCO
                                                  Funds Group, Inc.; and Senior Vice
                                                  President, Chief Legal Officer and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc. and Liberty Funds Group,
                                                  LLC
------------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961        2004           Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                       Advisors, Inc.; and Vice President,
  Financial Officer and                           Treasurer and Principal Officer of The
  Treasurer                                       AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------

  J. Philip Ferguson -- 1945       2005           Senior Vice President and Chief           N/A
  Vice President                                  Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc. and Vice President
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, Senior Vice
                                                  President and Senior Investment Officer,
                                                  A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958         2006           Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                        Group Inc.; Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Chief Compliance Officer
                                                  of The AIM Family of Funds--Registered
                                                  Trademark--; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc.; and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Global Head of Product
                                                  Development, AIG-Global Investment
                                                  Group, Inc.; Chief Compliance Officer
                                                  and Deputy General Counsel,
                                                  AIG-SunAmerica Asset Management; and
                                                  Chief Compliance Officer, Chief
                                                  Operating Officer and Deputy General
                                                  Counsel, American General Investment
                                                  Management
------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        LLP
Houston, TX 77046-1173        Suite 100                Suite 100                1201 Louisiana Street
                              Houston, TX 77046-1173   Houston, TX 77046-1173   Suite 2900
                                                                                Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--


AIMinvestments.com                 STIT-AR-4             Fund Management Company

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). The Code was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                           Percentage of Fees                                Percentage of Fees
                       Fees Billed        Billed Applicable to                              Billed Applicable to
                      for Services         Non-Audit Services         Fees Billed for        Non-Audit Services
                     Rendered to the       Provided for fiscal       Services Rendered       Provided for fiscal
                     Registrant for           year end 2006          to the Registrant          year end 2005
                       fiscal year        Pursuant to Waiver of       for fiscal year       Pursuant to Waiver of
                        end 2006       Pre-Approval Requirement(1)       end 2005        Pre-Approval Requirement(1)
                     ---------------   ---------------------------   -----------------   ---------------------------
Audit Fees               $126,365                  N/A                    $ 98,833                   N/A
Audit-Related Fees       $      0                   0%                    $      0                    0%
Tax Fees(2)              $ 22,913                   0%                    $ 20,331                    0%
All Other Fees           $      0                   0%                    $      0                    0%
                         --------                                         --------
Total Fees               $149,278                   0%                    $119,164                    0%

PWC billed the Registrant aggregate non-audit fees of $22,913 for the fiscal year ended 2006, and $20,331 for the fiscal year ended 2005, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Tax Fees for the fiscal year end August 31, 2006 includes fees billed for reviewing tax returns and consultation services. Tax fees for fiscal year end August 31, 2005 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

     PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                              Fees Billed for          Percentage of Fees    Fees Billed for Non-Audit     Percentage of Fees
                            Non-Audit Services        Billed Applicable to      Services Rendered to      Billed Applicable to
                          Rendered to AIM and AIM      Non-Audit Services     AIM and AIM Affiliates       Non-Audit Services
                        Affiliates for fiscal year     Provided for fiscal      for fiscal year end        Provided for fiscal
                        end 2006 That Were Required       year end 2006       2005 That Were Required         year end 2005
                            to be Pre-Approved         Pursuant to Waiver       to be Pre-Approved        Pursuant to Waiver of
                            by the Registrant's          of Pre-Approval        by the Registrant's           Pre-Approval
                              Audit Committee            Requirement(1)           Audit Committee            Requirement(1)
                        ---------------------------   --------------------   -------------------------   ----------------------
Audit-Related Fees(2)                $0                        0%                        $0                        0%
Tax Fees                             $0                        0%                        $0                        0%
All Other Fees                       $0                        0%                        $0                        0%
                                    ---                                                 ---
Total Fees(3)                        $0                        0%                        $0                        0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2006, and $0 for the fiscal year ended 2005, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining the principal accountant's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust


By: /s/ KAREN DUNN-KELLEY
    ------------------------------------
    Karen Dunn-Kelley
    Principal Executive Officer

Date: November 8, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ KAREN DUNN-KELLEY
    ------------------------------------
    Karen Dunn-Kelley
    Principal Executive Officer

Date: November 8, 2006


By: /s/ SIDNEY M. DILGREN
    ------------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 8, 2006

                                  EXHIBIT INDEX

12(a)(1)  Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.